                                                          File Number: 333-91784

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                       Pre-effective Amendment Number
                                                      ---


                      Post-effective Amendment Number  6


                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                            VARIABLE ANNUITY ACCOUNT
              (formerly Minnesota Mutual Variable Annuity Account)
                           (Exact Name of Registrant)

                        Minnesota Life Insurance Company
                               (Name of Depositor)

             400 Robert Street North, St. Paul, Minnesota 55101-2098 (Address of Depositor's Principal Executive Offices) (Zip Code)

                                 (651) 665-3500
               (Depositor's Telephone Number, Including Area Code)

Dennis E. Prohofsky                         Copy to:
Executive Vice President, General           J. Sumner Jones, Esq.
Counsel and Secretary                       Dykema Gossett PLLC
Minnesota Life Insurance Company            Franklin Square
400 Robert Street North                     Suite 300 West
St. Paul, Minnesota 55101-2098              1300 I Street, N.W.
(Name and Address of Agent for Service)     Washington, D.C. 20005-3306

It is proposed that this filing will become effective (check appropriate box)


       immediately upon filing pursuant to paragraph (b)
   ---
       on (date) pursuant to paragraph (b) of Rule 485
   ---
       60 days after filing pursuant to paragraph (a)(i)
   ---
    x  on February 21, 2005 pursuant to paragraph (a)(i)
   ---
       75 days after filing pursuant to paragraph (a)(ii)
   ---
       on (date) pursuant to paragraph (a)(ii) of Rule 485.
   ---


If appropriate, check the following box:

       this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.




                      TITLE OF SECURITIES BEING REGISTERED
                           Variable Annuity Contracts

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

                            Variable Annuity Account

                       Cross Reference Sheet to Prospectus


Form N-4

Item Number         Caption in Prospectus
     1.             Cover Page

     2.             Special Terms and How To Contact Us

     3.             An Overview of Contract Features

     4.             Condensed Financial Information; Performance Data -
                    Appendix A

     5.             General Information

     6.             Contract Charges and Fees

     7.             Description of the Contract

     8.             Annuitization Benefits and Options

     9.             Death Benefits

    10.             Description of the Contract; Purchase Payments, Purchase
                    Payments and Value of the Contract; Contract Charges and
                    Fees - Contingent Deferred Sales Charge.

    11.             Description of the Contract; Redemptions, Withdrawals and
                    Surrender

    12.             Federal Tax Status

    13.             Not Applicable

    14.             Table of Contents of the Statement of Additional
                    Information

The date of the MultiOption Advisor B, C and L Class variable annuities Prospectus and Statement of Additional Information is changed to be effective February 21, 2005.

The purpose of this supplement to the Prospectus is to make an optional rider available to the Multi-Option B, C and L Class variable annuity contracts. This optional product feature is called a guaranteed minimum withdrawal benefit and it is described below. The corresponding sections of the Prospectus are revised, replaced or added, as applicable, as follows:

The following replaces the corresponding sections found on pages 5-9 of the
Prospectus:

OTHER CONTRACT OPTIONS

You may also elect to purchase these other options as part of your contract. Contract options may not be available in every state. EACH OPTION HAS A CHARGE ASSOCIATED WITH IT WHICH IS DESCRIBED IN MORE DETAIL LATER IN THE PROSPECTUS SECTION ENTITLED "OPTIONAL CONTRACT RIDER CHARGES." In addition, there may be limitations and restrictions that apply to your contract as a result of a particular option or a combination of options. Please read the Prospectus section(s) carefully and ask your representative for further details.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB)

This contract option provides for a guarantee that allows a contract owner to withdraw an amount from the contract each contract year up to a specified maximum amount, known as the Guaranteed Annual Withdrawal, until the Guaranteed Withdrawal Benefit is reduced to zero. A detailed explanation of how these amounts are calculated is provided in the section of this Prospectus describing this contract option.

Once you elect either of these two contract options below you may not change or terminate the option.

ESTATE ENHANCEMENT BENEFIT OPTION (EEB)

This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract.

GUARANTEED INCOME PROVIDER BENEFIT OPTION (GIPB)

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

SALES LOAD IMPOSED ON PURCHASES
(as a percentage of purchase payments)                               None
DEFERRED SALES LOAD
(as a percentage of each purchase payment or
  amount surrendered, as applicable)

                              CONTRACT YEARS SINCE PAYMENT  B CLASS  C CLASS  L CLASS
                              ----------------------------  -------  -------  -------
                                          0-1                 7%      None      7%
                                          1-2                 7%                7%
                                          2-3                 6%                6%
                                          3-4                 6%                6%
                                          4-5                 5%                0%
                                          5-6                 4%                0%
                                          6-7                 3%                0%
                                    7 and thereafter          0%                0%
SURRENDER FEES                                               None     None     None
TRANSFER FEE*
  Maximum Charge                                             $10*     $10*     $10*
  Transfer Charge                                            None     None     None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including portfolio company fees and expenses.

                                                               B CLASS  C CLASS  L CLASS
                                                               -------  -------  -------
ANNUAL MAINTENANCE FEE**                                         $30     None     None

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Before Annuity Payments Commence

BASE CONTRACT SEPARATE ACCOUNT CHARGES

                                                              B CLASS   C CLASS   L CLASS
                                                              -------   -------   -------
Mortality and Expense Risk Fee                                 1.05%     1.40%     1.35%
Administrative Fee                                             0.15%     0.15%     0.15%
Total Base Contract Separate Account Annual Expenses (No
  Optional Riders)                                             1.20%     1.55%     1.50%

OPTIONAL DEATH BENEFIT SEPARATE ACCOUNT CHARGES

                                              TOTAL CHARGE:     TOTAL CHARGE:     TOTAL CHARGE:
                                             DEATH BENEFIT +   DEATH BENEFIT +   DEATH BENEFIT +
                                              BASE CONTRACT     BASE CONTRACT     BASE CONTRACT
                                             ---------------   ---------------   ---------------
Highest Anniversary (HAV) Death Benefit
  Charge 0.15%                                    1.35%             1.70%             1.65%
5% Death Benefit (5%DBI) Increase
  Charge 0.25%                                    1.45%             1.80%             1.75%
Premier Death Benefit (PDB)
  Charge 0.35%                                    1.55%             1.90%             1.85%

OTHER OPTIONAL SEPARATE ACCOUNT CHARGES

                                            TOTAL CHARGE:     TOTAL CHARGE:     TOTAL CHARGE:
                                           OPTION CHARGE +   OPTION CHARGE +   OPTION CHARGE +
                                            BASE CONTRACT     BASE CONTRACT     BASE CONTRACT
                                           ---------------   ---------------   ---------------
Estate Enhancement Benefit (EEB)
  Charge 0.25%                                  1.45%             1.80%             1.75%
Guaranteed Income Provider Benefit (GIPB)
  Charge 0.50%                                  1.70%             2.05%             2.00%
MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGE COMBINATIONS
Base Contract+PDB+EEB+GIPB                      2.30%             2.65%             2.60%

OTHER OPTIONAL BENEFIT CHARGES TAKEN FROM CONTRACT VALUE (APPLIES TO B, C AND L CLASS)


Guaranteed Minimum Withdrawal Benefit                     Maximum possible charge  1.00%
(GMWB) Charge see note 1                                  Current benefit charge   0.50%

note 1: The current annual charge for this option is equal to 0.50% times the Guaranteed Withdrawal Benefit (GWB) amount. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the annual GMWB charge will be deducted proportionately from the values in the variable annuity account. Please see the GMWB section of the Prospectus for a detailed discussion of charges and formulas used to calculate these amounts.

After Annuity Payments Commence

CHARGE                                             B CLASS          C CLASS          L CLASS
------                                             -------          -------          -------
Mortality and Expense Risk Fee                      1.20%            1.20%            1.20%
Administrative Fee                                  0.15%            0.15%            0.15%
Total Base Contract Separate Account Annual
Expenses(No Optional Riders)                        1.35%            1.35%            1.35%
Optional Death Benefit Separate Account         Not Applicable   Not Applicable   Not Applicable
  Charges
Other Optional Separate Account Charges         Not Applicable   Not Applicable   Not Applicable

CHARGE                                             B CLASS          C CLASS          L CLASS
------                                             -------          -------          -------
Other Optional Benefit Charges taken from
  Contract Value                                Not Applicable   Not Applicable   Not Applicable

The next item shows the minimum and maximum total operating expenses charged by the portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the portfolio's fees and expenses is contained in the prospectus for each portfolio.

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees,
and other expenses)                                            0.45%     1.80%

State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive portfolio (Minimum Fund Expenses) and the most expensive portfolio (Maximum Fund Expenses) before reimbursements, as well as the least expensive contract design (Base Contract only) and the most expensive contract design over the period (Base+HAV+EEB+GMWB) which includes the Highest Anniversary Value Death Benefit Option, Estate Enhancement Benefit Option and the Guaranteed Minimum Withdrawal Benefit Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                         IF YOU ANNUITIZE AT THE END
                                             IF YOU SURRENDERED YOUR CONTRACT AT      OF THE APPLICABLE TIME PERIOD OR
                                            THE END OF THE APPLICABLE TIME PERIOD    YOU DO NOT SURRENDER YOUR CONTRACT
                                            -------------------------------------   -------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                            ------   -------   -------   --------   ------   -------   -------   --------
B CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  873   $1,136    $1,424     $2,011     $173    $  536    $  924     $2,011
  Base+HAV+EEB+GMWB                         $  963   $1,404    $1,866     $3,112     $263    $  804    $1,366     $3,112
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $1,008   $1,543    $2,102     $3,366     $308    $  943    $1,602     $3,366
  Base+HAV+EEB+GMWB                         $1,097   $1,802    $2,522     $4,369     $397    $1,202    $2,022     $4,369
C CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  203   $  627    $1,078     $2,327     $203    $  627    $1,078     $2,327
  Base+HAV+EEB+GMWB                         $  293   $  893    $1,515     $3,406     $293    $  893    $1,515     $3,406
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $  338   $1,030    $1,745     $3,640     $338    $1,030    $1,745     $3,640
  Base+HAV+EEB+GMWB                         $  426   $1,288    $2,161     $4,622     $426    $1,288    $2,161     $4,622
L CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  898   $1,212    $1,052     $2,275     $198    $  612    $1,052     $2,275
  Base+HAV+EEB+GMWB                         $  988   $1,478    $1,490     $3,358     $288    $  878    $1,490     $3,358
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $1,033   $1,615    $1,722     $3,595     $333    $1,015    $1,722     $3,595
  Base+HAV+EEB+GMWB                         $1,121   $1,873    $2,138     $4,580     $421    $1,273    $2,138     $4,580

note: A contract combination that used Base+PDB+EEB+GIPB would actually be more expensive than the combination shown in the above example for the first five years because the charge for the GMWB option is calculated based on the GWB amount as compared to the charge for the GIPB which is taken as a separate account charge. In addition, the example assumes the maximum possible charge for the GMWB after the first five years since a contract owner has the ability to elect a reset five years after the option is elected.

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses. The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The following replaces the corresponding sections on pages 23-24 of the
Prospectus:

CONTRACT CHARGES AND FEES

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:

     B Class     1.05%
     C Class     1.40%
     L Class     1.35%

During the annuity period the annual rate changes to 1.20% for all contract classes.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of 0.15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is not necessarily a relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

For B Class contracts, we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro-rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.

OPTIONAL CONTRACT RIDER CHARGES

If you elect one of the optional death benefits and/or one of the other contract options, the charge described below will apply to your contract. A complete description of each optional contract rider can be found under the corresponding section of the Prospectus. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the Contingent Deferred Sales Charge (CDSC).

Highest Anniversary Value (HAV) Death Benefit Option -- Charge

     - If you purchase the HAV optional death benefit, we will deduct an annual HAV death benefit charge (HAV charge) for expenses related to this optional benefit. The HAV charge is equal to 0.15% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

5% Death Benefit Increase (5% DBI) Option -- Charge

     - If you purchase the 5% DBI optional death benefit, we will deduct an annual 5% DBI death benefit charge for expenses related to this optional benefit. The 5% DBI charge is equal to 0.25% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Premier Death Benefit (PDB) Option -- Charge

     - If you purchase the PDB optional death benefit, we will deduct an annual PDB death benefit charge for expenses related to this optional benefit. The PDB charge is equal to 0.35% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Estate Enhancement Benefit (EEB) Option -- Charge

     - If you purchase the EEB optional benefit, we will deduct an annual EEB benefit charge for expenses related to this optional benefit. The EEB charge is equal to 0.25% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. This charge will also reduce the interest rate available with this option. See the Other Contract Options -- Estate Enhancement Benefit Option section of this Prospectus for additional information. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Income Provider Benefit (GIPB) Option -- Charge

     - If you purchase the GIPB optional benefit, we will deduct an annual GIPB benefit charge for expenses related to this optional benefit. The GIPB charge is equal to 0.50% annually of the net asset value of your contract and this amount will be deducted from amounts held in the variable annuity account. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized.

Guaranteed Minimum Withdrawal Benefit (GMWB) Option -- Charge

     - If you purchase the GMWB optional benefit, we will deduct a GMWB benefit charge on a quarterly basis for expenses related to this optional benefit. The current GMWB charge is equal to 0.50% annually multiplied by the Guaranteed Withdrawal Benefit (GWB) amount. Beginning with the GMWB effective date and at the end of every three months thereafter, one quarter of the charge will be deducted pro-rata from amounts held in the variable annuity account. The maximum possible annual charge will never exceed 1.00% of the GWB amount. The charge does not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. In the event that the rider terminates or is cancelled prior to the charge being taken for the period, a pro-rata portion of the charge will be taken for the period.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted. Transfers currently are free.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The general account and the guaranteed term account" for a complete description of this charge.

The following replaces the corresponding sections found on pages 34-39 of the
Prospectus:

OTHER CONTRACT OPTIONS

Your contract also allows you to choose from other optional contract features described below. THERE IS A SPECIFIC CHARGE ASSOCIATED WITH EACH CONTRACT OPTION. THE CHARGES ARE DESCRIBED IN DETAIL IN THE OPTIONAL CONTRACT RIDER CHARGES SECTION OF THIS PROSPECTUS. These options may not be available in every state, and we reserve the right to stop offering any option(s) at any time.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

     - You may only elect this option at the time your contract is issued.

     - Once you elect this option you may not terminate or cancel the option.

     - The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

In the event that you elect this option, the interest rate you are credited in the fixed account or one of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to contract owners who have not elected this option.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the death benefit less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, for any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the death benefit less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, for any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A: Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B: Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only Option B will apply.

This rider will terminate on the earliest of:

     - the payment of the EEB available;

     - termination or surrender of the contract; or

     - the date on which the contract has been fully annuitized.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION:

     - You may elect this option when your contract is issued or within 30 days following any contract anniversary date. The option will be effective on either the issue date or contract anniversary date.

     - Once you elect this option you may not terminate or cancel the option.

     - The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option.

The GIPB option guarantees a stated income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization of your contract. It does not however, guarantee a contract value or minimum return for any investment option or for the contract. All requests to elect this option must be in writing on a form provided by us.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to partially annuitize your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

     - Option 1 - Life Annuity

     - Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

     - Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supersede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. These tables are more conservative than those issued with the base contract. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

The Guaranteed Income Provider Basis is the greater of:

     - the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

     - the Guaranteed Income Provider 5% Increase Value.

The Guaranteed Income Provider Highest Anniversary Value is equal to the greater of:

     - the contract value; or

     - the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

Reduction Procedure for the Guaranteed Income Provider Highest Anniversary
Value:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

 (i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii) On a pro-rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro-rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

The Guaranteed Income Provider 5% Increase Value is equal to the sum of:

     - the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

     - Purchase Payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable account portion of the Guaranteed Income Provider 5% Increase Value will not increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

Reduction Procedure for the Guaranteed Income Provider 5% Increase Value:

A withdrawal, annuitization, or transfer out of the General Account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

(i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii) On a pro-rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro-rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro-rata for subsequent withdrawals and annuitizations.

Where Joint Owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest Joint Owner. After the death of the first Joint Owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving Joint Owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

     - the contract is fully annuitized;

     - the contract is terminated or surrendered; or

     - the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT (GMWB) OPTION:

     - You may elect this option at the time your contract is issued or within 30 days prior to any contract anniversary. The option will be effective on either the issue date or contract anniversary date, also known as the GMWB effective date.

     - Beginning 7 years after the GMWB effective date, you may elect to terminate this option by sending us written notice within 30 days prior to any contract anniversary. Termination will be effective on the contract anniversary date.

     - Your entire contract value must be allocated to an asset allocation plan approved and maintained by us while this option is in effect.

     - The oldest contract owner (or annuitant, if a non-natural contract owner) must be under age 81 at the time the rider becomes effective.

     - You may not elect this contract option if you have selected either the 5% Death Benefit Increase or the Premier Death Benefit optional death benefits for your contract. In addition, you may not elect this contract option and the Guaranteed Income Benefit Provider in the same contract.

The GMWB option is designed to provide a benefit that guarantees the contract owner a minimum withdrawal amount, regardless of underlying sub-account performance. This option does not guarantee any investment gains nor does it guarantee any lifetime income payments. Several examples to help show how this option works are included in Appendix D.

In each contract year, you may withdraw up to the Guaranteed Annual Withdrawal
(GAW) from your contract until the Guaranteed Withdrawal Benefit (GWB) is reduced to zero. The method used to calculate the GAW and the GWB is described below.

This contract option also provides for an opportunity in certain cases to increase the GWB or reset the GWB amount as described further below in the sections entitled: Guaranteed Withdrawal Benefit Enhancement and Guaranteed Withdrawal Benefit Reset Option.

Calculating the Initial GWB and GAW

The GWB for your contract will be equal to the initial Purchase Payment if this option is added when your contract is issued. If the option is added on a subsequent contract anniversary, the initial GWB will be equal to the contract value on the effective date of the option. The GWB is subject to a maximum of $5,000,000 at all times. The initial GAW for your contract will be equal to 7% of the GWB.

Once these initial amounts are established they will remain the same until there is a subsequent purchase payment, withdrawal, withdrawals exceed the GAW in a contract year, or as otherwise described below.

Adjustment for Subsequent Purchase Payments

The GWB will be increased by the amount of any subsequent purchase payments. The GAW will be recalculated and will be equal to the greater of: (a) GAW prior to the purchase payment; or (b) 7% of the new GWB determined at the time the subsequent purchase payment is applied. We restrict the application of subsequent purchase payments to the GWB after the first contract year following the GMWB effective date for amounts in excess of $100,000 without our prior written approval. Currently this restriction is not in place.

Adjustments for Withdrawals

Each contract year you may withdraw an amount less than or equal to the GAW. Such withdrawals will reduce the contract value and the GWB by the amount of the withdrawal, but will not reduce the GAW. If withdrawals in any contract year are less than the GAW, the additional amount may not be carried forward to future contract years. Withdrawals will be taken pro-rata from your values in the General Account and each sub-account of the variable annuity account. Amounts less than the entire contract value that are applied to provide annuity payments under an Annuity Payment option will be treated as a withdrawal for purposes of adjusting the GWB and GAW.

Withdrawals in excess of the GAW in any one contract year will cause both the GWB and GAW to be recalculated. In that case, the GWB will be reduced to the lesser of:

(a) the contract value after the excess withdrawal; or

(b) the GWB prior to the excess withdrawal less the amount of the withdrawal.

The GAW will also be adjusted to equal the lesser of:

(a) GAW prior to the withdrawal; or

(b) the greater of either:

     (i) 7% of the recalculated GWB; or

     (ii) 7% of the current contract value after the withdrawal.

If the contract value is reduced to zero and the GWB immediately after the withdrawal is greater than zero, the contract will enter the automatic payment phase. During this phase, no additional purchase payments may be made and all other contract features, benefits, and guarantees except the guarantees provided by this rider are terminated. You may elect to receive the GAW at any frequency offered by us, but no less frequently than annually, until the GWB reaches zero. Once selected, the frequency may not be changed without our prior consent. If you die before the GWB reaches zero, the remaining payments will be made to your beneficiaries. When the GWB reaches zero, this rider terminates and no further benefits are payable.

At our discretion, we may elect to pay you a lump sum in lieu of future periodic withdrawals. The lump sum value will be equal to the present value of the remaining periodic withdrawal amounts discounted at an interest rate. The interest rate will be the weekly average of the "Interest Rate Swap" rates as reported in the Federal Reserve Bulletin Release H.15 for the period applicable to the remaining withdrawal period plus 0.50%.

Please remember that withdrawals under the GMWB are treated like any other contract withdrawals for purposes of contingent deferred sales charges, reducing the contract value, free withdrawal amounts, or any other contract features impacted by a withdrawal and may have tax consequences. For IRAs or other contracts subject to Section 401(a)(9) of the Internal Revenue Code, you may be required to take withdrawals to satisfy minimum required distribution requirements. Such withdrawals may exceed the GAW amount which could quickly and substantially decrease your GWB. IN A DECLINING MARKET, WITHDRAWALS THAT EXCEED THE GAW MAY SUBSTANTIALLY REDUCE YOUR GWB AND GAW.

Guaranteed Withdrawal Benefit Enhancement

If you do not take any withdrawals during the first three years after the GMWB Effective Date, your GWB will be increased on the third contract anniversary following the GMWB Effective Date. The GWB will be increased by an amount equal to 10% of the total of the Purchase Payments received within 12 months of the GMWB effective date. The GAW will be increased to 7% of the recalculated GWB.

Guaranteed Withdrawal Benefit Reset Option

Beginning with the fifth contract anniversary following the GMWB effective date and prior to your 81st birthday, you may elect to reset your GWB to your current contract value, if higher. IF YOU ELECT TO RESET THE GWB, THE RIDER CHARGE WILL BE INCREASED TO THE THEN CURRENT CHARGE FOR EACH CLASS OF GMWB RIDERS. In addition, a five year waiting period will be required before you may elect another reset. Your written request to elect to reset your GWB must be received by us within 30 days prior to the applicable contract anniversary. The GAW will also be re-calculated at this time and will be equal to the greater of (a) the GAW prior to the reset, or (b) 7% of the reset

GWB amount. You must request your election of the reset in writing in a form satisfactory to us, within 30 days prior to the contract anniversary.

Sub-Account Allocation

While this rider is in effect your full contract value must be allocated to an Allocation Plan approved by us. The contract value will be automatically rebalanced each calendar quarter according to the Sub-Account Allocation Plan then in effect. The contract owner may elect to change from the current Sub-Account Allocation Plan to another Sub-Account Allocation Plan which has also been approved by us for use with this optional benefit. We reserve the right to add, delete or modify Sub-Account Allocation Plans.

Effect of Payment of Death Benefit

If the contract owner dies before the GWB is reduced to zero and there is contract value, the beneficiary may elect to take the death benefit under the contract and the contract and this option will terminate.

Alternatively, the beneficiary may be able to elect to continue this option (and the contract) by taking withdrawals equal in an amount to the GAW annually, over a period no longer than the beneficiary's life expectancy. If the beneficiary elects to continue this option, the charges for this option will continue to apply. If withdrawals of the GAW annually would extend beyond the beneficiary's life expectancy, the beneficiary will not be able to elect to continue the rider and the GMWB will terminate and the beneficiary will be required to take the death benefit under the contract. Any option elected by the beneficiary must comply with Internal Revenue Code sections 72(s) and 401(a)(9), as applicable.

Rider Termination

Beginning seven contract years after the GMWB effective date the contract owner may elect to cancel this contract option. You must request the cancellation in writing within 30 days prior to the applicable contract anniversary in a form satisfactory to us. Once cancelled the GMWB may not be elected again until the next contract anniversary.

The contract option will automatically terminate at the earliest of the following:

     - if the GWB is reduced to zero; or

     - if the contract to which this rider is attached is surrendered, applied to provide annuity payments, or otherwise terminated; or

     - if the contract's death benefits are paid as a lump sum to a beneficiary under the terms of the contract.

Upon termination of this rider, the benefits and charges within this rider will terminate. A pro-rata amount of the rider charge will be deducted upon termination of this rider or surrender of the contract.

The following Appendix D is added after Appendix C to the Prospectus:

APPENDIX D -- EXAMPLES OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT OPTION

Below are several examples that are designed to help show how the Guaranteed Minimum Withdrawal Benefit option functions. A complete description of the optional contract feature can be found in the Prospectus section "Other Contract Options -- Guaranteed Minimum Withdrawal Benefit Option".

EXAMPLE #1 -- INITIAL VALUES ON THE EFFECTIVE DATE BASED ON AN INITIAL PURCHASE PAYMENT OF $100,000.

                                                                                     GUARANTEED
                               PURCHASE                 CONTRACT      GUARANTEED       ANNUAL
                               PAYMENTS   WITHDRAWAL   VALUE AFTER    WITHDRAWAL     WITHDRAWAL
CONTRACT YEARS                 RECEIVED     AMOUNT      ACTIVITY     BENEFIT (GWB)     (GAW)
--------------                 --------   ----------   -----------   -------------   ----------
Beginning of Year 1            $100,000       0         $100,000       $100,000        $7,000

EXAMPLE #2 -- SUBSEQUENT PURCHASE PAYMENT RECEIVED DURING FIRST CONTRACT YEAR AND BEFORE ANY WITHDRAWALS HAVE BEEN TAKEN.

If additional purchase payments are received, the GWB will increase by the amount of the purchase payment. The GAW will be recalculated as the greater of the previous GAW or 7% of the new GWB.

                                                                                     GUARANTEED
                               PURCHASE                 CONTRACT      GUARANTEED       ANNUAL
                               PAYMENTS   WITHDRAWAL   VALUE AFTER    WITHDRAWAL     WITHDRAWAL
CONTRACT YEARS                 RECEIVED     AMOUNT      ACTIVITY     BENEFIT (GWB)     (GAW)
--------------                 --------   ----------   -----------   -------------   ----------
Beginning of Year 1            $100,000       0         $100,000       $100,000        $7,000
  Activity                     $20,000        0         $122,000       $120,000        $8,400

EXAMPLE #3 -- CUMULATIVE WITHDRAWALS DURING THE SECOND CONTRACT YEAR NOT EXCEEDING THE GAW.

While the rider is in effect, the client may make cumulative withdrawals up to the GAW each contract year without any adjustment to the GAW. The GWB will be reduced on a dollar-for-dollar basis. Withdrawals may be taken in a lump sum, in multiple withdrawals, or on a systematic withdrawal basis. Any portion of the GAW not withdrawn during a contract year may not be carried over to the next contract year.

                                                                                     GUARANTEED
                               PURCHASE                 CONTRACT      GUARANTEED       ANNUAL
                               PAYMENTS   WITHDRAWAL   VALUE AFTER    WITHDRAWAL     WITHDRAWAL
CONTRACT YEARS                 RECEIVED     AMOUNT      ACTIVITY     BENEFIT (GWB)     (GAW)
--------------                 --------   ----------   -----------   -------------   ----------
Beginning of Year 1            $100,000                 $100,000       $100,000        $7,000
  Activity                     $20,000                  $122,000       $120,000        $8,400
Beginning of Year 2                                                    $120,000        $8,400
Activity (withdrawal)                       $8,400      $110,600       $111,600        $8,400

                                                                        Page D-1

EXAMPLE #4 -- CUMULATIVE WITHDRAWALS DURING THIRD CONTRACT YEAR EXCEEDING GAW.

The client may withdraw more than the GAW in any contract year. Any withdrawal in excess of the GAW, will cause an immediate adjustment to the GWB and a recalculation of the GAW. The remaining GWB will be adjusted to the lesser of the contract value following the excess withdrawal or the GWB reduced by the amount of the withdrawal on a dollar-for-dollar basis. If contract values are declining, this can create a significant loss in guaranteed benefit. The GAW will be recalculated to the lesser of: (a) GAW before excess withdrawal; (b) greater of: 7% of new GWB or 7% of contract value following withdrawal.

                                                                                     GUARANTEED
                               PURCHASE                 CONTRACT      GUARANTEED       ANNUAL
                               PAYMENTS   WITHDRAWAL   VALUE AFTER    WITHDRAWAL     WITHDRAWAL
CONTRACT YEARS                 RECEIVED     AMOUNT      ACTIVITY     BENEFIT (GWB)     (GAW)
--------------                 --------   ----------   -----------   -------------   ----------
Beginning of Year 1            $100,000                 $100,000       $100,000        $7,000
  Activity                     $20,000                  $122,000       $120,000        $8,400
Beginning of Year 2                                                    $120,000        $8,400
Activity (withdrawal)                       $8,400      $110,600       $111,600        $8,400
Beginning of Year 3                                                    $111,600        $8,400
Activity (withdrawal)                       $8,400      $103,600       $103,200        $8,400
Activity (excess withdrawal)                $5,000      $ 94,000       $ 94,000        $6,580

EXAMPLE #5 -- A RESET IN THE GWB IS ELECTED AT THE BEGINNING OF CONTRACT YEAR 7. THIS EXAMPLE ASSUMES THAT CUMULATIVE WITHDRAWALS FOR CONTRACT YEARS 4, 5 AND 6 DO NOT EXCEED THE GAW AND THAT NO ADDITIONAL PURCHASE PAYMENTS ARE MADE DURING THESE CONTRACT YEARS.

An optional reset may be elected on any anniversary beginning 5 years after the rider was added to the contract if the current contract value is greater than the current GWB. Election of the reset option will increase the charge if the current charge is greater. Once the reset has been elected, another reset may not be elected for another 5 years. When the reset is elected, the GWB will increase to the current contract value and the GAW will be recalculated to the greater of the prior GAW or 7% of the new GWB.

                               PURCHASE                 CONTRACT      GUARANTEED     GUARANTEED
                               PAYMENTS   WITHDRAWAL   VALUE AFTER    WITHDRAWAL       ANNUAL
CONTRACT YEARS                 RECEIVED     AMOUNT      ACTIVITY        BENEFIT      WITHDRAWAL
--------------                 --------   ----------   -----------    ----------     ----------
Beginning of Year 1            $100,000                 $100,000       $100,000        $7,000
  Activity                     $20,000                  $122,000       $120,000        $8,400
Beginning of Year 2                                                    $120,000        $8,400
  Activity (withdrawal)                     $8,400      $110,600       $111,600        $8,400
Beginning of Year 3                                                    $111,600        $8,400
  Activity (withdrawal)                     $8,400      $103,600       $103,200        $8,400
  Activity (excess
     withdrawal)                            $5,000      $ 94,000       $ 94,000        $6,580
Beginning of Year 4                                                    $ 94,000        $6,580
  Activity (withdrawal)                     $6,580                     $ 87,420        $6,580

Page D-2

                               PURCHASE                 CONTRACT      GUARANTEED     GUARANTEED
                               PAYMENTS   WITHDRAWAL   VALUE AFTER    WITHDRAWAL       ANNUAL
CONTRACT YEARS                 RECEIVED     AMOUNT      ACTIVITY        BENEFIT      WITHDRAWAL
--------------                 --------   ----------   -----------    ----------     ----------
Beginning of Year 5                                                    $ 87,420        $6,580
  Activity (withdrawal)                     $6,580                     $ 80,840        $6,580
Beginning of Year 6                                                    $ 80,840        $6,580
  Activity (withdrawal)                     $6,580                     $ 74,260        $6,580
Beginning of Year 7
  immediately before reset                              $ 85,000       $ 74,260        $6,580
Beginning of Year 7
  immediately after reset                               $ 85,000       $ 85,000        $6,580

                                                                        Page D-3

MultiOption Advisor
Variable Annuity Contract
Minnesota Life Insurance Company

[MINNESOTA LIFE LOGO]
400 Robert Street North - St. Paul, Minnesota 55101-2098 - Telephone:
1-800-362-3141 - http://www.minnesotalife.com

     This Prospectus sets forth the information that a prospective investor should know before investing. It describes an individual, flexible payment, variable annuity contract ("the contract") offered by the Minnesota Life Insurance Company. There are 3 classes available: B Class, C Class and L Class. This contract is designed for long term investors. It may be used in connection with all types of personal retirement plans or independent of a retirement plan.

     You may invest your contract values in our Variable Annuity Account, our General Account, or in the Guarantee Periods of the Guaranteed Term Account.

The Variable Annuity Account invests in the following Fund portfolios:

[ADVANTUS(TM) CAPITAL MANAGEMENT LOGO]
Advantus Capital Management, Inc.:
- Bond Portfolio
- Index 400 Mid-Cap Portfolio
- Index 500 Portfolio
- Money Market Portfolio
- Mortgage Securities Portfolio
- Real Estate Securities Portfolio

[AIM FUNDS(SM) LOGO]
AIM Variable Insurance Fund:
- AIM V.I. Aggressive Growth Fund -- Series II Shares
- AIM V.I. Balanced Fund -- Series II Shares
- AIM V.I. Dent Demographic Trends Fund -- Series II Shares
- AIM V.I. Premier Equity Fund -- Series II Shares

[AMERICAN CENTURY(R) LOGO]
American Century Variable Portfolios, Inc.:
- VP Income & Growth Fund -- Class II Shares
- VP Ultra(R) Fund -- Class II Shares
- VP Value Fund -- Class II Shares

[FIDELITY INVESTMENTS(R) LOGO]
Fidelity Variable Insurance Products Funds:
- Contrafund(R) Portfolio -- Service Class 2 Shares
- Equity-Income Portfolio -- Service Class 2 Shares
- Mid Cap Portfolio -- Service Class 2 Shares

[FRANKLIN TEMPLETON INVESTMENTS(R) LOGO]
Franklin Templeton Variable Insurance Products Trust:
- Franklin Large Cap Growth Securities Fund -- Class 2 Shares
- Franklin Small Cap Fund -- Class 2 Shares
- Mutual Shares Securities Fund -- Class 2 Shares
- Templeton Developing Markets Securities Fund -- Class 2 Shares

[JANUS LOGO]
Janus Aspen Series:
- Balanced Portfolio -- Service Shares
- Capital Appreciation Portfolio -- Service Shares
- International Growth Portfolio -- Service Shares

(MFS INVESTMENT MANAGEMENT LOGO)
MFS(R) Variable Insurance Trust(sm):
- Investors Growth Stock Series -- Service Shares
- Mid Cap Growth Series -- Services Shares
- New Discovery Series -- Service Shares
- Value Series -- Service Shares

(OPPENHEIMER FUNDS LOGO)
Oppenheimer Variable Account Funds:
- Capital Appreciation Fund/VA -- Service Shares
- High Income Fund/VA -- Service Shares
Panorama Series Fund, Inc.:
- International Growth Fund/VA -- Service Shares

(PUTNAM INVESTMENTS LOGO)
Putnam Variable Trust:
- Putnam VT Growth and Income Fund -- Class IB Shares
- Putnam VT International Equity Fund -- Class IB Shares
- Putnam VT New Opportunities Fund -- Class IB Shares
- Putnam VT New Value Fund -- Class IB Shares
- Putnam VT Voyager Fund -- Class IB Shares

(VAN KAMPEN INVESTMENTS LOGO)
Van Kampen Life Investment Trust:
- Comstock Portfolio -- Class II Shares
- Emerging Growth Portfolio -- Class II Shares
- Growth and Income Portfolio -- Class II Shares

(W&R LOGO)
W&R Target Funds, Inc.:
- W&R Asset Strategy Portfolio
- W&R Balanced Portfolio
- W&R Core Equity Portfolio
- W&R Growth Portfolio
- W&R International Portfolio
- W&R International II Portfolio
- W&R Micro Cap Growth Portfolio
- W&R Science and Technology Portfolio
- W&R Small Cap Growth Portfolio
- W&R Small Cap Value Portfolio
- W&R Value Portfolio

     Your contract value and the amount of each variable annuity payment will vary in accordance with the performance of the investment portfolio(s) ("Portfolio(s)") you select for amounts allocated to the Variable Annuity Account. You bear the entire investment risk for amounts you allocate to those Portfolios.

     This Prospectus includes the information you should know before purchasing a contract. You should read it and keep it for future reference. A Statement of Additional Information, with the same date, contains further contract information. It has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. A copy of the Statement of Additional Information may be obtained without charge by calling: 1-800-362-3141 or by writing to us at the address shown above. The table of contents for the Statement of Additional Information may be found at the end of this Prospectus. A copy of the text of this Prospectus and the Statement of Additional Information may also be found at the SEC's web site: http://www.sec.gov, via its EDGAR database.

     THIS PROSPECTUS IS NOT VALID UNLESS ACCOMPANIED BY A CURRENT PROSPECTUS OF THE PORTFOLIOS SHOWN ABOVE.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THIS PROSPECTUS SHOULD BE READ CAREFULLY AND RETAINED FOR FUTURE REFERENCE.

     THE DATE OF THIS PROSPECTUS AND OF THE STATEMENT OF ADDITIONAL INFORMATION
     IS: APRIL 30, 2004.

THIS PROSPECTUS IS NOT AN OFFERING IN ANY JURISDICTION IN WHICH THE OFFERING WOULD BE UNLAWFUL. WE HAVE NOT AUTHORIZED ANY DEALER, SALESPERSON, REPRESENTATIVE OR OTHER PERSON TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THE PROSPECTUS, AND, IF GIVEN OR MADE, YOU SHOULD NOT RELY ON THEM.

         TABLE OF CONTENTS

                    SPECIAL TERMS                                                                          1
                    HOW TO CONTACT US                                                                      3
                    AN OVERVIEW OF CONTRACT FEATURES                                                       4
                    OTHER CONTRACT OPTIONS                                                                 5
                    CONTRACT CHARGES AND EXPENSES                                                          6
                    CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS                              10
                    DESCRIPTION OF THE CONTRACT                                                           13
                              Right of Cancellation or "Free Look"                                        13
                              Purchase Payments                                                           13
                              Automatic Purchase Plan                                                     14
                              Purchase Payment Allocation Options                                         14
                              Transfers                                                                   14
                              Systematic Transfer Arrangements                                            15
                                        Automatic Portfolio Rebalancing                                   15
                                        Dollar Cost Averaging                                             15
                              Purchase Payments and Value of the Contract                                 16
                                        Crediting Accumulation Units                                      16
                                        Value of the Contract                                             17
                                        Accumulation Unit Value                                           17
                              Net Investment Factor for Each Valuation Period                             17
                              Redemptions, Withdrawals and Surrender                                      18
                              Modification and Termination of the Contract                                18
                              Assignment                                                                  19
                              Deferment of Payment                                                        19
                              Confirmation Statements and Reports                                         20
                    CONTRACT CHARGES AND FEES                                                             20
                              Contingent Deferred Sales Charge                                            20
                                        Nursing Home or Terminal Illness Waiver                           21
                                        Unemployment Waiver                                               22
                              Mortality and Expense Risk Charge                                           23
                              Administrative Charge                                                       23
                              Annual Maintenance Fee                                                      24
                              Premium Taxes                                                               24
                              Transfer Charges                                                            24
                              Market Value Adjustment                                                     24
                    ANNUITIZATION BENEFITS AND OPTIONS                                                    24
                              Annuity Payments                                                            24
                              Electing the Retirement Date and Annuity Option                             25
                              Annuity Options                                                             25
                              Calculation of Your First Monthly Annuity Payment                           26
                              Amount of Subsequent Variable Annuity Payments                              27

                              Value of the Annuity Unit                                                   27
                              Transfers after you have Annuitized your Contract                           27
                    DEATH BENEFITS                                                                        28
                              If the Owner Dies Before Annuity Payments Begin                             28
                                        Optional Death Benefits                                           29
                                        Highest Anniversary Value Death Benefit Option                    29
                                        5% Death Benefit Increase Option                                  31
                                        Premier Death Benefit Option                                      33
                              If the Owner Dies on or after Annuity Payments Begin                        34
                    OTHER CONTRACT OPTIONS                                                                34
                    GENERAL INFORMATION                                                                   39
                              The Company -- Minnesota Life Insurance Company                             39
                              The Separate Account -- Variable Annuity Account                            39
                              Changes to the Separate Account -- Additions, Deletions or
                                Substitutions                                                             39
                              The General Account and the Guaranteed Term Account                         40
                    VOTING RIGHTS                                                                         43
                    FEDERAL TAX STATUS                                                                    44
                    PERFORMANCE DATA                                                                      50
                    STATEMENT OF ADDITIONAL INFORMATION                                                   51
                    APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS               A-1
                    APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES                                B-1
                    APPENDIX C -- TYPES OF QUALIFIED PLANS                                               C-1

SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

Accumulation Unit: an accounting unit of measure used to calculate the value of a sub-account of the variable annuity account, of this contract before annuity payments begin.

Annuitant:  the person who may receive lifetime benefits under the contract.

Annuity: a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person and thereafter during the lifetime of the survivor; or for a period certain.

Annuity Unit: an accounting unit of measure used to calculate the value of annuity payments under a variable annuity income option.

Assumed Investment Return: the annual investment return (AIR) used to determine the amount of the initial variable annuity payment. Currently the AIR is equal to 4.5%.

Code:  the Internal Revenue Code of 1986, as amended.

Commuted Value: the present value of any remaining period certain payments payable in a lump sum. The value will be based upon the then current dollar amount of one payment and the same interest rate that served as a basis for the annuity. If a commuted value is elected for a period certain on a variable annuity payment during the life of the annuitant, a deferred sales charge may apply.

Contract Owner: the owner of the contract, which could be the annuitant, his or her employer, or a trustee acting on behalf of the employer.

Contract Value: the sum of your values in the variable annuity account, the general account, and/or the guaranteed period(s) of the guaranteed term account.

Contract Year: a period of one year beginning with the contract date or a contract anniversary.

Fixed Annuity: an annuity providing for payments of guaranteed amounts throughout the payment period.

General Account: all of our assets other than those held in our other separate accounts.

Guarantee Period: a period of one or more years, for which the current interest rate is guaranteed.

Guaranteed Term Account: a non-unitized separate account providing guarantee periods of different lengths. Amounts allocated to the guarantee periods of the guaranteed term account are credited with interest rates guaranteed by us for the entire guarantee period. The assets of the guaranteed term account are ours and are not subject to claims arising out of any other business of ours.

Market Value Adjustment ("MVA"): the adjustment made to any amount you withdraw, surrender, apply to provide annuity payments, or transfer from a guarantee period of the guaranteed term account prior to the renewal date. This adjustment may be positive or negative and reflects the impact of changes in applicable interest rates between the time the purchase payment, transfer, or renewal is allocated to the guaranteed term account and the time of the withdrawal, surrender, annuity payment election or transfer.

Net Investment Factor: the net investment factor for a valuation period is the gross investment rate for such valuation period less a deduction for the charges to the variable account including any applicable optional benefit riders. The gross investment factor is a measure of the performance of the underlying fund after deductions for all charges to the variable account including those for applicable optional benefit riders.

Plan: a tax-qualified employer pension, profit-sharing, or annuity purchase plan under which benefits are to be provided by the contract.

Portfolio(s): the mutual funds whose separate investment portfolios we have designated as eligible investments for the variable annuity account. Each sub-account of the variable annuity account invests in a different Portfolio. Currently these include the portfolios shown on the cover page of this Prospectus.

Purchase Payments: amounts paid to us under your contract in consideration of the benefits provided.

Separate Account: a separate investment account for which the investment experience of its assets is separate from that of our other assets.

Sub-Account: a division of the variable annuity account. Each sub-account invests in a different portfolio.

Valuation Date or Valuation Days:  each date on which a portfolio is valued.

Variable Annuity: an annuity providing for payments varying in amount in accordance with the investment experience of the portfolios.

Variable Annuity Account: a separate investment account called the variable annuity account. The investment experience of its assets is separate from that of our other assets.

We, Our, Us:  Minnesota Life Insurance Company.

You, Your:  the contract owner.

HOW TO CONTACT US

     At Minnesota Life, we make it easy for you to find information on your annuity. Here's how you can get the answers you need.

MINNESOTA LIFE'S ANNUITY SERVICE LINE

(TELEPHONE GRAPHIC)
         - Call our service line at 1-800-362-3141 to speak with one of our customer service representatives. They're available Monday through Friday from 7:30 a.m. to 4:30 p.m. Central Time.

BY MAIL

(MAIL GRAPHIC)
         - For purchase payments sent by regular mail:
             Minnesota Life
             Annuity Services
             P.O. Box 64628
             St. Paul, MN 55164-0628

         - All other service requests, inquiries and overnight express mail should be sent to:
             Annuity Services A3-9999
             400 Robert Street North
             St. Paul, MN 55101-2098

         - To receive a current copy of the MultiOption Advisor Variable Annuity SAI without charge, call 1-800-362-3141, or complete and detach the following and send it to:
             Minnesota Life Insurance Company
             Annuity Services
             400 Robert Street North
             St. Paul, MN 55101-2098

             Name
             -------------------------------------------------------------------

             Address
             -------------------------------------------------------------------

             City ----------- State ------- Zip --------------------------------

AN OVERVIEW OF CONTRACT FEATURES

ANNUITY CONTRACTS

An annuity is a series of payments for life; for life with a minimum number of payments guaranteed; for the joint lifetime of the annuitant and another person; or for a specified period of time. An annuity with payments which are guaranteed as to amount during the payment period is a fixed annuity. An annuity with payments which vary with the investment experience of a separate account is a variable annuity. An annuity contract may also be "deferred" or "immediate". An immediate annuity contract is one in which annuity payments begin right away, generally within a month or two after our receipt of your purchase payment. A deferred annuity contract delays your annuity payments until a later date. During this deferral period, also known as the accumulation period, your annuity purchase payments and any earnings accumulate on a tax deferred basis.

TYPE OF CONTRACT

The contract is a variable annuity contract which provides for monthly annuity payments. These payments may begin immediately or at a future date you specify.

There are 3 classes available: B Class, C Class and L Class. The primary differences are the contingent deferred sales charge and expenses you pay. Unless otherwise stated the product features are the same for each class. Below is a summary of certain contract features and expenses. PLEASE SEE THE CORRESPONDING SECTION OF THE PROSPECTUS FOR COMPLETE DETAILS, RESTRICTIONS OR LIMITATIONS THAT MAY APPLY. Your contract has a right of cancellation which is described in detail in the section entitled "Right of Cancellation or Free-look". Charges that apply to your contract may be found in the section titled "Contract Charges and Fees". State variations of certain features may exist. See your registered representative for more information.

PURCHASE PAYMENTS:

     Initial Minimum                        B Class    $10,000
                                                       $2,000 for IRAs and qualified plans
                                            C Class    $25,000 for all contract and plan types
                                            L Class    $25,000 for all contract and plan types

     Subsequent payment minimum                        $500
     (B, C and L Class)                                ($100 for automatic payment plans)

INVESTMENT OPTIONS:

     Fixed Account                                     Minnesota Life General Account

     Guaranteed Term Account                           3 year guarantee period*
                                                       5 year guarantee period*
                                                       7 year guarantee period*
                                                       10 year guarantee period*

     Variable Annuity Account                          See the list of portfolios on the cover
                                                       page

     * Subject to market value adjustment on early withdrawal -- see "General Information
       Section" for additional details. The 3 year period is not currently available.

WITHDRAWALS:

     Minimum withdrawal amount                         $250

     (Withdrawals and surrenders may be subject to contingent deferred sales charges and/or market value adjustment depending upon how your contract value is allocated.)

In certain cases the contingent deferred sales charge ("CDSC") is waived on withdrawal or surrender. The following CDSC waivers are included in this contract if the withdrawal or surrender is after the first contract anniversary:

     - Nursing Home Waiver

     - Terminal Illness Waiver

     - Unemployment Waiver

C Class has no CDSC and so these waivers do not apply to C Class. State variations may apply to these waivers. See your representative and the section titled "Contract Charges and Fees" for more details. The CDSC is also waived at death and upon annuitization.

DEATH BENEFIT

Your contract provides a death benefit. The standard death benefit included with the contract is known as the GUARANTEED MINIMUM DEATH BENEFIT. Certain optional death benefits may also be selected and may provide the opportunity for a larger death benefit. The optional death benefits include: the HIGHEST ANNIVERSARY VALUE (HAV) DEATH BENEFIT OPTION; the 5% DEATH BENEFIT INCREASE (5% DBI) OPTION or the PREMIER DEATH BENEFIT (PDB) OPTION. Each of the optional choices has specific charges associated with the death benefit. You may elect an optional death benefit at the time of issue if you are less than 76 years old. You may only select one death benefit option. To whom a benefit is paid depends upon who has died and the type of contract you have purchased. Death benefit options may not be available in all states. Please see the "Death Benefits" section for complete details.

ALLOCATION OF CONTRACT VALUES

You can change your allocation of future purchase payments by giving us written notice or a telephone call notifying us of the change. Before annuity payments begin, you may transfer all or a part of your contract value among the portfolios and/or the general account and/or one or more of the guarantee periods of the guaranteed term account. A market value adjustment may apply if you move amounts from the guaranteed term account prior to the end of a guarantee period. After annuity payments begin, you may instruct us to transfer amounts held as annuity reserves among the variable annuity sub-accounts or to a fixed annuity, subject to some restrictions. During the annuity period, annuity reserves may only be transferred from a variable annuity to a fixed annuity.

AVAILABLE ANNUITY OPTIONS

The annuity options available include a life annuity; a life annuity with a period certain of 120 months, 180 months, or 240 months; a joint and last survivor annuity; and a period certain annuity. Each annuity option may be elected as a variable or fixed annuity or a combination of the two. Other annuity options may be available from us on request.

OTHER CONTRACT OPTIONS

You may also elect to purchase these other options as part of your contract. Once you elect a contract option you may not change it or terminate it. Contract options may not be available in every state and you should ask your representative for details. Each option has a charge associated with it which is described in more detail later in the corresponding prospectus section:

ESTATE ENHANCEMENT BENEFIT OPTION (EEB)

This contract option provides for an additional amount to be included in the death benefit proceeds when the death benefit proceeds become payable under your contract. It is intended to provide additional amounts to help offset expenses that may be due upon your death, such as federal and state taxes that may be payable on any taxable gains in your contract.

GUARANTEED INCOME PROVIDER BENEFIT OPTION (GIPB)

This contract option provides for a guaranteed minimum fixed income benefit if you elect certain annuity options. It is designed to provide a guaranteed level of annuity income regardless of the actual investment performance that you experience during your accumulation period.

CONTRACT CHARGES AND EXPENSES

The following contract expense information is intended to illustrate the expenses of the MultiOption Advisor variable annuity contract. All expenses shown are rounded to the nearest dollar.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, surrender the contract, or transfer cash value between investment options.

Contract Owner Transaction Expenses

SALES LOAD IMPOSED ON PURCHASES
(as a percentage of purchase payments)                               None
DEFERRED SALES LOAD
(as a percentage of each purchase payment or
  amount surrendered, as applicable)

                              CONTRACT YEARS SINCE PAYMENT  B CLASS  C CLASS  L CLASS
                              ----------------------------  -------  -------  -------
                                          0-1                 7%      None      7%
                                          1-2                 7%                7%
                                          2-3                 6%                6%
                                          3-4                 6%                6%
                                          4-5                 5%                0%
                                          5-6                 4%                0%
                                          6-7                 3%                0%
                                    7 and thereafter          0%                0%
SURRENDER FEES                                               None     None     None
TRANSFER FEE*
  Maximum Charge                                             $10*     $10*     $10*
  Current Charge                                             None     None     None

* (We reserve the right to impose a $10 charge for each transfer when transfer requests exceed 12 in a single contract year. Currently this fee is waived.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including Portfolio company fees and expenses.

                                                               B CLASS  C CLASS  L CLASS
                                                               -------  -------  -------
ANNUAL MAINTENANCE FEE**                                         $30     None     None

** (Applies only to contracts where the greater of the contract value or purchase payments, less withdrawals, is less than $50,000 on the contract anniversary and at surrender. Does not apply after annuitization.)

SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

Before Annuity Payments Commence

BASE CONTRACT ONLY

                                            MORTALITY &                     TOTAL SEPARATE ACCOUNT
                                           EXPENSE RISK    ADMINISTRATIVE       ANNUAL EXPENSE
                                                FEE             FEE            (BASE CONTRACT)
                                           ------------    --------------   ----------------------
B Class                                        1.05%           0.15%                1.20%
C Class                                        1.40%           0.15%                1.55%
L Class                                        1.35%           0.15%                1.50%

OPTIONAL DEATH BENEFITS

                                                                  TOTAL SEPARATE ACCOUNT
                                                                      ANNUAL EXPENSE
                                                  DEATH BENEFIT      (DEATH BENEFIT +
                                                     CHARGE           BASE CONTRACT)        CLASS
                                                  -------------   ----------------------    -----
HIGHEST ANNIVERSARY VALUE                             0.15%               1.35%            B Class
                                                                          1.70%            C Class
                                                                          1.65%            L Class
5% DEATH BENEFIT INCREASE                             0.25%               1.45%            B Class
                                                                          1.80%            C Class
                                                                          1.75%            L Class
PREMIER DEATH BENEFIT                                 0.35%               1.55%            B Class
                                                                          1.90%            C Class
                                                                          1.85%            L Class

OTHER CONTRACT OPTIONS

                                                                 TOTAL SEPARATE ACCOUNT
                                                                     ANNUAL EXPENSE
                                                    CHARGE FOR    (THIS OPTION ONLY +
                                                      OPTION        BASE CONTRACT )        CLASS
                                                    ----------   ----------------------    -----
ESTATE ENHANCEMENT BENEFIT (EEB)                      0.25%              1.45%            B Class
                                                                         1.80%            C Class
                                                                         1.75%            L Class
GUARANTEED INCOME PROVIDER BENEFIT (GIPB)             0.50%              1.70%            B Class
                                                                         2.05%            C Class
                                                                         2.00%            L Class

MAXIMUM POSSIBLE SEPARATE ACCOUNT CHARGES

                                                                        TOTAL CHARGES
                                                                        -------------
         B Class(1.20%)+PDB(0.35%)+EEB(0.25%)+GIPB(0.50%)=                  2.30%
         C Class(1.55%)+PDB(0.35%)+EEB(0.25%)+GIPB(0.50%)=                  2.65%
         L Class(1.50%)+PDB(0.35%)+EEB(0.25%)+GIPB(0.50%)=                  2.60%

After Annuity Payments Commence
(B, C and L Class)

            Mortality and Expense Risk Fees                              1.20%
            Administrative Fees                                          0.15%
            Death Benefit Charges                                        None

The next item shows the minimum and maximum total operating expenses charged by the Portfolios (before any waivers or reimbursements) that you may pay periodically during the time that you own the contract. More detail concerning each of the Portfolios fees and expenses is contained in the prospectus for each Portfolio.

                                                              MINIMUM   MAXIMUM
                                                              -------   -------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES
(expenses that are deducted from portfolio assets, including management fees, distribution and/or service (12b-1) fees,
and other expenses)                                            0.45%     1.80%

State premium taxes may also be deducted ranging from 0% to 3.5% depending on applicable law. See "Premium Tax" section for more information.

CONTRACT OWNER EXPENSE EXAMPLE

This Example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, annual maintenance fees, separate account annual expenses, and portfolio company fees and expenses.

The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and uses the separate account annual expenses before annuity payments commence. The Example is shown using both the least expensive Portfolio (Minimum Fund Expenses) and the most expensive Portfolio (Maximum Fund Expenses), as well as the least expensive contract design (Base Contract only) and the most expensive contract design (Base+PDB+EEB+GIPB) which includes the Premier Death Benefit Option, Estate Enhancement Benefit Option and the Guaranteed Income Provider Benefit Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

                                                                                         IF YOU ANNUITIZE AT THE END
                                             IF YOU SURRENDERED YOUR CONTRACT AT      OF THE APPLICABLE TIME PERIOD OR
                                            THE END OF THE APPLICABLE TIME PERIOD    YOU DO NOT SURRENDER YOUR CONTRACT
                                            -------------------------------------   -------------------------------------
                                            1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                            ------   -------   -------   --------   ------   -------   -------   --------
B CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  873   $1,136    $1,424     $2,011     $173    $  536    $  924     $2,011
  Base+PDB+EEB+GIPB                         $  983   $1,469    $1,980     $3,130     $283    $  869    $1,480     $3,130
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $1,008   $1,543    $2,102     $3,366     $308    $  943    $1,602     $3,366
  Base+PDB+EEB+GIPB                         $1,117   $1,862    $2,620     $4,332     $417    $1,262    $2,120     $4,332
C CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  203   $  627    $1,078     $2,327     $203    $  627    $1,078     $2,327
  Base+PDB+EEB+GIPB                         $  313   $  957    $1,625     $3,411     $313    $  957    $1,625     $3,411
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $  338   $1,030    $1,745     $3,640     $338    $1,030    $1,745     $3,640
  Base+PDB+EEB+GIPB                         $  446   $1,346    $2,256     $4,574     $446    $1,346    $2,256     $4,574
L CLASS
  MINIMUM FUND EXPENSES
  Base Contract Only                        $  898   $1,212    $1,052     $2,275     $198    $  612    $1,052     $2,275
  Base+PDB+EEB+GIPB                         $1,008   $1,542    $1,601     $3,365     $308    $  942    $1,601     $3,365
  MAXIMUM FUND EXPENSES
  Base Contract Only                        $1,033   $1,615    $1,722     $3,595     $333    $1,015    $1,722     $3,595
  Base+PDB+EEB+GIPB                         $1,141   $1,932    $2,233     $4,534     $441    $1,332    $2,233     $4,534

Different fees and expenses not reflected in the examples above apply after annuity payments commence. Please see the section entitled "Contract Charges and Fees" for a discussion of those expenses.

The examples contained in this table should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial history of each sub-account may be found in the Appendix under the heading "Condensed Financial Information." The complete financial statements of the variable annuity account and Minnesota Life are included in the Statement of Additional Information.

THE PORTFOLIOS

Below is a list of the portfolios and their investment adviser and investment sub-adviser. Prospectuses for the portfolios must accompany this Prospectus and contain more detailed information about each portfolio. The portfolio's investment objectives are contained within each of the portfolio's prospectuses. No assurance can be given that a portfolio will achieve its investment objective. You should carefully read these prospectuses before investing in the contract.

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 ADVANTUS SERIES FUND, INC.:
 Bond Portfolio                                    Advantus Capital Management, Inc.
 Index 400 Mid-Cap Portfolio                       Advantus Capital Management Inc.
 Index 500 Portfolio                               Advantus Capital Management, Inc.
 Money Market Portfolio                            Advantus Capital Management, Inc.
 Mortgage Securities Portfolio                     Advantus Capital Management, Inc.
 Real Estate Securities Portfolio                  Advantus Capital Management, Inc.
 AIM VARIABLE INSURANCE FUND:
 AIM V.I. Aggressive Growth Fund - Series II       A I M Advisors, Inc.
   Shares
 AIM V.I. Balanced Fund - Series II Shares         A I M Advisors, Inc.
 AIM V.I. Dent Demographic Trends Fund - Series    A I M Advisors, Inc.                 H. S. Dent Advisors, Inc.
   II Shares
 AIM V.I. Premier Equity Fund - Series II          A I M Advisors, Inc.
   Shares
 AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:
 VP Income & Growth Fund - Class II Shares         American Century Investment
                                                   Management, Inc.
 VP Ultra(R) Fund - Class II Shares                American Century Investment
                                                   Management, Inc.
 VP Value Fund - Class II Shares                   American Century Investment
                                                   Management, Inc.
 FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS:
 Contrafund(R) Portfolio - Service Class 2         Fidelity Management & Research
   Shares
 Equity-Income Portfolio - Service Class 2         Fidelity Management & Research
   Shares
 Mid Cap Portfolio - Service Class 2 Shares        Fidelity Management & Research
 FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS
   TRUST:
 Franklin Large Cap Growth Securities Fund -       Franklin Advisers, Inc.
   Class 2 Shares
 Franklin Small Cap Fund - Class 2 Shares          Franklin Advisers, Inc.
 Mutual Shares Securities Fund - Class 2 Shares    Franklin Mutual Advisers, LLC
 Templeton Developing Markets Securities Fund -    Templeton Asset Management Ltd.
   Class 2 Shares

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 JANUS ASPEN SERIES:
 Balanced Portfolio - Service Shares               Janus Capital
 Capital Appreciation Portfolio - Service          Janus Capital
   Shares
 International Growth Portfolio - Service          Janus Capital
   Shares
 MFS(R) VARIABLE INSURANCE TRUST(SM):
 Investors Growth Stock Series - Service Shares    Massachusetts Financial Services
                                                   Company
 Mid Cap Growth Series - Service Shares            Massachusetts Financial Services
                                                   Company
 New Discovery Series - Service Shares             Massachusetts Financial Services
                                                   Company
 Value Series - Service Shares                     Massachusetts Financial Services
                                                   Company
 OPPENHEIMER VARIABLE ACCOUNT FUNDS:
 Capital Appreciation Fund/VA - Service Shares     OppenheimerFunds, Inc.
 High Income Fund/VA - Service Shares              OppenheimerFunds, Inc.
 PANORAMA SERIES FUND, INC.:
 International Growth Fund/VA - Service Shares     OppenheimerFunds, Inc.
 PUTNAM VARIABLE TRUST:
 Putnam VT Growth and Income Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT International Equity Fund - Class IB    Putnam Investment Management, LLC
   Shares
 Putnam VT New Opportunities Fund - Class IB       Putnam Investment Management, LLC
   Shares
 Putnam VT New Value Fund - Class IB Shares        Putnam Investment Management, LLC
 Putnam VT Voyager Fund - Class IB Shares          Putnam Investment Management, LLC
 VAN KAMPEN LIFE INVESTMENT TRUST:
 Comstock Portfolio - Class II Shares              Van Kampen Asset Management Inc.
 Emerging Growth Portfolio - Class II Shares       Van Kampen Asset Management Inc.
 Growth and Income Portfolio - Class II Shares     Van Kampen Asset Management Inc.

                                                              INVESTMENT                          INVESTMENT
                FUND/PORTFOLIO                                  ADVISER                           SUB-ADVISER
                --------------                                ----------                          -----------
 W&R TARGET FUNDS, INC.:
 W&R Asset Strategy Portfolio                      Waddell & Reed Investment
                                                   Management Company
 W&R Balanced Portfolio                            Waddell & Reed Investment
                                                   Management Company
 W&R Core Equity Portfolio                         Waddell & Reed Investment
                                                   Management Company
 W&R Growth Portfolio                              Waddell & Reed Investment
                                                   Management Company
 W&R International Portfolio                       Waddell & Reed Investment
                                                   Management Company
 W&R International II Portfolio                    Waddell & Reed Investment            Templeton Investment Counsel,
                                                   Management Company                   LLC
 W&R Micro Cap Growth Portfolio                    Waddell & Reed Investment            Wall Street Associates
                                                   Management Company
 W&R Science and Technology Portfolio              Waddell & Reed Investment
                                                   Management Company
 W&R Small Cap Growth Portfolio                    Waddell & Reed Investment
                                                   Management Company
 W&R Small Cap Value Portfolio                     Waddell & Reed Investment            State Street Research &
                                                   Management Company                   Management Company
 W&R Value Portfolio                               Waddell & Reed Investment
                                                   Management Company

DESCRIPTION OF THE CONTRACT

Your contract may be used in connection with all types of tax-qualified plans, state deferred compensation plans or individual retirement annuities adopted by, or on behalf of individuals. It may also be purchased by individuals not as a part of any retirement plan. The contract provides for a variable annuity or a fixed annuity to begin at some future date.

You must complete an application and submit it to us. We will review your application form for compliance with our issue criteria, and if it is accepted, we will issue the contract to you. The annuitant must be the same as the owner except in situations where the owner is other than a natural person, such as a trust, corporation or similar entity or where otherwise agreed to by us.

RIGHT OF CANCELLATION OR "FREE-LOOK"

You should read your contract carefully as soon as you receive it. You may cancel your contract within twenty days after its delivery, for any reason, by giving us written notice at: 400 Robert Street North, St. Paul, Minnesota 55101-2098. If you cancel and return your contract during the "free look period", we will refund to you the amount of your contract value plus any premium tax charges that may have been deducted, or such other amount as required by your state. Purchase payments will be invested in accordance with your allocation instructions during the free-look period. You may bear the investment risk for your purchase payments during this period.

Payment of the requested refund will be made to you within seven days after we receive notice of cancellation. In some states, the free look period may be longer. See your contract for complete details regarding your right to cancel.

PURCHASE PAYMENTS

You choose when to make purchase payments. Your initial purchase payment must be at least equal to the following:

B Class     $10,000
            $2,000 for IRAs and Qualified Retirement Plans
C Class     $25,000 for all contract and plan types
L Class     $25,000 for all contract and plan types

You must submit this amount along with your application. There may also be limits on the maximum contributions that you can make to retirement plans. Be sure to review your retirement plan's contribution rules.

We will return your initial payment or any subsequent payment within five business days if: (1) your application or instructions fail to specify which Portfolios you desire, or are otherwise incomplete, or (2) you do not consent to our retention of your payment until the application or instructions are made complete.

Purchase payments subsequent to your initial payment must be at least $500 regardless of the type of contract you purchase or the retirement plan with which it is used. Total purchase payments may not exceed $5,000,000, for the same owner or annuitant except with our consent. In addition, total aggregate purchase payments allocated to the General Account and each of the Guarantee Periods of the Guaranteed Term Account, may not exceed $250,000, except with our consent. For purposes of this limitation, we may aggregate other Minnesota Life annuity contracts with this one. Additional purchase payments will not be accepted while either the owner or joint owner qualifies under the nursing home or terminal illness provisions for the waiver of any contingent deferred sales charges.

AUTOMATIC PURCHASE PLAN

If you elect to establish an Automatic Purchase Plan (APP), the minimum subsequent purchase payment amount is reduced to $100. You may elect purchase payments to occur on a bi-weekly, monthly, bi-monthly, quarterly, semi-annual or annual basis. You must also select which day of the month you would like your APP draft to occur. You may select from the 1st day of the month through the 25th day. If the date you selected falls on a date that is not a valuation date, for example because it's a holiday or weekend, the transaction will be processed on the next valuation date.

PURCHASE PAYMENT ALLOCATION OPTIONS

Your purchase payments may be allocated to a portfolio of the variable annuity account, to our general account or to one or more guarantee period(s) of the guaranteed term account. There is no minimum amount which must be allocated to any of the allocation options. However, you may not allocate more than $250,000, or allocate in such a way as to cause the aggregate amount held in the general account and guarantee periods of the guaranteed term account to exceed $250,000, without our prior consent for B, C or L Class.

TRANSFERS

Values may be transferred between the general account, guarantee period(s) of the guaranteed term account and/or between or among the portfolios of the variable annuity account. You may effect transfers or change allocation of future purchase payments by written request or telephone transfer. We will make the transfer on the basis of accumulation unit values next determined after receipt of your request at our home office.

Unless stated otherwise, the same conditions and procedures that apply to written requests apply to telephone requests. We have procedures designed to provide reasonable assurance that telephone authorizations are genuine. To the extent that we do not have procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We require contract owners or persons authorized by them to provide identifying information to us, we record telephone instruction conversations and we provide you with written confirmations of your telephone transactions.

There is generally no dollar amount limitation on transfers. However, transfers may not cause the aggregate value of the general account and each of the guaranteed periods to exceed $250,000 without our prior consent for B, C or L Class. In addition, transfers from the general account will be limited to a single transfer during any contract year in an amount not to exceed 20% of the general account value at the time of the transfer request. However, in the case of general account values of $1,000 or less, we will allow a one-time transfer of the entire general account value to the portfolios of the variable annuity account or to a guarantee period of the guaranteed term account. (Additional limitations apply in the case of systematic transfer arrangements. See "Systematic Transfer Arrangements".)

No contingent deferred sales charge will be imposed on transfers. In addition, there is currently no charge for transfers. However, we reserve the right to charge up to $10 per transfer if you make more than 12 transfers in any single contract year. A market value adjustment may apply in the case of amounts transferred from a guarantee period of the guaranteed term account. Please refer to the section "General Information -- The General Account and Guaranteed Term Account" for details.

During periods of marked economic or market changes, you may experience difficulty making a telephone request due to the volume of telephone calls. If that occurs, you should consider submitting a written request while continuing to attempt your transaction request.

Transfer privileges may be suspended or modified by us at any time. We reserve the right to restrict the frequency of -- or otherwise modify, condition, or terminate -- any transfer method(s). The transfer privilege is also subject to modification if we determine, at our sole discretion, that the exercise of the transfer privilege by one or more contract owners is or would be to the disadvantage of other contract owners. You will be notified in writing if your transfer privileges will be suspended or modified. The underlying funds may restrict the amounts or frequency of transfers in order to protect fund shareholders. This contract is not designed for market timing or other frequent trading activity and we do not accommodate or create exceptions for investors engaging in such activity. For more information on transactions related to your contract, you may contact us at 1-800-362-3141 or contact your registered representative.

SYSTEMATIC TRANSFER ARRANGEMENTS

We offer certain systematic transfer arrangements including rebalancing and dollar cost averaging. You may elect either of these methods to occur on a monthly, quarterly, semi-annual or annual basis. However, you may not elect both of these systematic transfer arrangements on the same contract at the same time. You must also select the day of the month you would like the transaction to be processed (ranging from the 1st to the 25th day of the month). If a transaction cannot be completed on that date, for example, because it's a weekend or holiday, it will be processed on the next valuation date. There will be no charge for any of the systematic transfer arrangements described below, and they will not count toward your 12 transfers in any single contract year described above.

     AUTOMATIC PORTFOLIO REBALANCING

     Rebalancing is a technique where you instruct us to re-allocate specific portfolios periodically to a predetermined percentage. We will re-allocate your portfolios based on the designated date, frequency and percentage instructions you provide to us.

     Rebalancing will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. Rebalancing is not available for values in a guarantee period of the guaranteed term account. Rebalancing is not available after you annuitize.

     DOLLAR COST AVERAGING

     Dollar Cost Averaging ("DCA") is another type of systematic transfer arrangement. DCA is an investment technique by which you invest a set amount of money at regular intervals. This technique averages the cost of the units you purchase over the period of time and may help to even out the market's volatility in your portfolio. You must instruct us with the date, amount, frequency and the portfolios you wish to be included.

     DCA will not affect your allocation of future purchase payments and is not limited to a maximum or minimum number of portfolios. DCA instructions will remain active until the portfolio is depleted in the absence of specific instructions otherwise. Although DCA is available for values in the guaranteed term account remember that amounts transferred prior to the end of a guarantee period may be subject to a market value adjustment. DCA is not available after you annuitize.

     You may use DCA to transfer your entire general account value out of the general account over a set period of time. The minimum period of time is 12 months if it is set up on a monthly basis. If set up on a less frequent basis, the minimum period of time is the time period needed to complete 12 transfers, (e.g., quarterly would be over a period of 3 years).

     You may also transfer a specified amount from the general account on a monthly, quarterly, semi-annual or annual basis. The maximum initial amount transferred may not exceed 10% of your current general account value at the time of the transfer request. For contracts where the general account value has increased during the year because of transfers into the general account, or because of additional purchase payments made after the transfer program has been established, DCA will be allowed to the extent of the greater of the current transfer amount or 10% of the then current general account value. We reserve the right to alter such transfer restrictions, even if you have established DCA out of the general account previously, but will do so only upon prior written notice to you.

PURCHASE PAYMENTS AND VALUE OF THE CONTRACT

     CREDITING ACCUMULATION UNITS

During the accumulation period each purchase payment is credited on the valuation date on or following the date we receive the purchase payment at our home office. We will credit your purchase payments allocated to the variable annuity account, to your contract in the form of accumulation units. The number of accumulation units credited with respect to each purchase payment is determined by dividing the portion of the purchase payment allocated to each sub-account by the then current accumulation unit value for that sub-account.

The number of accumulation units so determined shall not be changed by any subsequent change in the value of an accumulation unit, but the value of an accumulation unit will vary from valuation date to valuation date to reflect the investment experience of the portfolio(s).

We will determine the value of accumulation units on each day on which each portfolio is valued. The net asset value of the portfolios' shares shall be computed once daily, and, in the case of money market portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange ("Exchange") (currently, 3:00 p.m., Central
Time), on each day, Monday through Friday, except:

     - days on which changes in the value of that portfolio's securities will not materially affect the current net asset value of that portfolio's shares;

     - days during which none of that portfolio's shares are tendered for redemption and no order to purchase or sell that portfolio's shares is received by that portfolio; and

     - customary national business holidays on which the Exchange is closed for trading.

The value of accumulation units for any given sub-account will be the same for all purchase payments we receive at our home office on that day prior to the close of the Exchange. Purchase payments received after the close of business of the Exchange will be priced on the next valuation date.

In addition to providing for the allocation of purchase payments to the sub-account of the variable annuity account, the contracts allow you to allocate purchase payments to our general account or to the guarantee periods of the guaranteed term account for accumulation at a guaranteed interest rate.

     VALUE OF THE CONTRACT

The contract value of your contract at any time prior to when annuity payments begin can be determined by multiplying the number of accumulation units of each portfolio to which you allocate values by the current value of those units and then adding the values so calculated. Then add to that amount any value you have allocated to the general account and guarantee period(s) of the guaranteed term account. There is no assurance that your contract value will equal or exceed your purchase payments.

     ACCUMULATION UNIT VALUE

The value of an accumulation unit for each sub-account of the variable annuity account was set at $1.000000 on the first valuation date of the sub-account. The value of an accumulation unit on any subsequent valuation date is determined by multiplying:

     - the value of that accumulation unit on the immediately preceding valuation date by,

     - the net investment factor for the applicable sub-account (described below) for the valuation period just ended.

The value of an accumulation unit any day other than a valuation date is its value on the next valuation date.

NET INVESTMENT FACTOR FOR EACH VALUATION PERIOD

The net investment factor is an index used to measure the investment performance of a sub-account of the variable annuity account from one valuation period to the next. For any sub-account, the net investment factor for a valuation period is the gross investment rate for that sub-account for the valuation period, less a deduction for the mortality and expense risk charge at the current rate of 1.05% for B Class, 1.35% for L Class and 1.40% for C Class per annum (1.20% per annum after annuitization) and a deduction for the administrative charge at the current rate of .15% per annum. If you elected an optional death benefit option the charge associated with that option will also be deducted.

The gross investment rate may be positive or negative and is equal to:

     - the net asset value per share of a portfolio share held in a sub-account of the variable annuity account determined at the end of the current valuation period, plus

     - the per share amount of any dividend or capital gain distribution by the portfolio if the "ex-dividend" date occurs during the current valuation period, divided by,

     - the net asset value per share of that portfolio share determined at the end of the preceding valuation period.

REDEMPTIONS, WITHDRAWALS AND SURRENDER

Prior to the date annuity payments begin you may make partial withdrawals from your contract in amounts of at least $250. We will waive the minimum withdrawal amount:

     - on withdrawals where a systematic withdrawal program is in place and the smaller amount satisfies the minimum distribution requirements of the Code, or

     - when the withdrawal is requested because of an excess contribution to a tax-qualified contract.

Your withdrawal or surrender request must be in writing and signed. It may be sent to us via facsimile. Our FAX number is: (651) 665-7942. Payment of a partial withdrawal or surrender will be made to you within 7 days after we receive your completed request.

Withdrawal values will be determined as of the valuation date we receive your written withdrawal request at our home office. Unless you tell us otherwise, withdrawals (including systematic withdrawals) will be made from the variable annuity account, the general account and all guarantee periods of the guaranteed term account on a pro-rata basis.

Your contract value will be reduced by the amount of your withdrawal and any applicable contingent deferred sales charge. Withdrawals or surrenders from one of the guarantee periods of the guaranteed term account may also be subject to a market value adjustment. Please refer to the sections titled; "General Information -- The General Account" and The "Guaranteed Term Account" for details.

If a withdrawal leaves you with a contract value of less than $1,000, we may elect to treat your withdrawal as a full surrender of your contract and send you your contract's surrender value, as calculated below.

Before annuity payments begin, you may surrender the contract for its surrender value. You will receive the surrender value in a single cash sum. The surrender value of your contract is the contract value computed as of the valuation date your surrender request is received, reduced by any applicable contingent deferred sales charge and any market value adjustment for amounts held in a guarantee period of the guaranteed term account. In lieu of a cash sum payment, you may elect an annuity. In most cases, once annuity payments begin for an annuitant, the annuitant cannot surrender annuity benefit and receive a single sum instead (see "Electing the Retirement Date and Annuity Option" for more information).

MODIFICATION AND TERMINATION OF THE CONTRACT

Your contract may be modified at any time by written agreement between you and us. However, no such modification will adversely affect the rights of an annuitant under the contract unless the modification is made to comply with a law or government regulation. You will have the right to accept or reject the modification.

The contract permits us to cancel your contract, and pay you its contract value if:

     - no purchase payments are made for a period of two or more full contract years, and

     - the total purchase payments made, less any withdrawals and associated charges, are less than $2,000, and

     - the contract value of the contract is less than $2,000.

We will notify you, in advance, of our intent to exercise this right in our annual report to you about the status of your contract. We will cancel the contract ninety days after the contract anniversary unless we receive an additional purchase payment before the end of that ninety day period.

ASSIGNMENT

If the contract is sold in connection with a tax-qualified program (including employer sponsored employee pension benefit plans, tax-sheltered annuities and individual retirement annuities), then:

     - neither the annuitant's or your interest may be assigned, sold, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose, and

     - to the maximum extent permitted by law, benefits payable under the contract shall be exempt from the claims of creditors.

If the contract is not issued in connection with a tax-qualified program, any person's interest in the contract may be assigned during the lifetime of the annuitant.

We will not be bound by any assignment until we have recorded written notice of it at our home office. We are not responsible for the validity of any assignment. An assignment will not apply to any payment or action made by us before it was recorded. Any payments to an assignee will be paid in a single sum. Any claim made by an assignee will be subject to proof of the assignee's interest and the extent of the assignment.

DEFERMENT OF PAYMENT

We will pay any single sum payment within seven days after the date the payment is called for by the terms of the contract, unless the payment is postponed for:

     - any period during which the Exchange is closed other than customary weekend and holiday closings, or during which trading on the Exchange is restricted, as determined by the Securities and Exchange Commission ("SEC");

     - any period during which an emergency exists as determined by the SEC as a result of which it is not reasonably practical to dispose of securities in the portfolio(s) or to fairly determine the value of the assets of the portfolio(s); or

     - other periods the SEC by order permits for the protection of the contract owners.

See the section titled "General Account and Guaranteed Term Account", for additional restrictions on those options.

CONFIRMATION STATEMENTS AND REPORTS

You will receive confirmation statements of any unscheduled purchase payment, transfer, or withdrawal; surrender; and payment of any death benefit. You will also receive quarterly statements with certain contract information. Statements will include the number of accumulation units in your contract, current value of those units and the contract's total value. Scheduled transactions such as systematic withdrawals, automatic purchase payment plans and systematic transfers will be shown on your quarterly statement following the transaction. It will also include information related to any amount you have allocated to the general account or guarantee periods of the guaranteed term account.

CONTRACT CHARGES AND FEES

CONTINGENT DEFERRED SALES CHARGE

No sales charge is deducted from a purchase payment made for this contract at the time of its receipt. However, when a contract's value is reduced by a withdrawal or a surrender, a contingent deferred sales charge ("CDSC") may be deducted in accordance with the table below. This is designed to compensate us for the distribution expenses of the contract. To the extent the sales expenses are not recovered from the sales charge, we will recover them from our other assets or surplus, including profits from mortality and expense risk charges.

Securian Financial Services, Inc. ("Securian Financial"), the principal underwriter for the contracts, may pay up to 7.25% of the amount of purchase payments to broker-dealers who sell the contracts. In addition, either Securian Financial or we will issue credits to broker-dealers which will allow their registered representatives to attend meetings sponsored by us or our affiliates for training and educational purposes with respect to the insurance and/or investment products that we or our affiliates offer. Such credits may cover the registered representatives' transportation, hotel accommodations, meals, registration fees and the like. We may also pay those registered representatives amounts based upon their production and the persistency of life insurance and annuity business placed with us.

The schedule in the table is applied separately to each purchase payment. All purchase payments will be allocated to a withdrawal or a surrender for this purpose on a first-in, first-out basis. It applies only to withdrawal or surrender of purchase payments. The applicable CDSC percentage is as shown in the table below:

CONTRACT YEARS SINCE PAYMENT    B CLASS    C CLASS    L CLASS
----------------------------    -------    -------    -------
            0-1                    7%       None         7%
            1-2                    7%                    7%
            2-3                    6%                    6%
            3-4                    6%                    6%
            4-5                    5%                    0%
            5-6                    4%                    0%
            6-7                    3%                    0%
      7 and thereafter             0%                    0%

The amount of the CDSC is determined by:

     - calculating the number of years each purchase payment being withdrawn has been in the contract;

     - multiplying each purchase payment withdrawn by the appropriate sales charge percentage in the table; and

     - adding the CDSC from all purchase payments so calculated. This amount is then deducted from your contract value.

EXAMPLE Assuming that all amounts to be withdrawn are subject to a CDSC in a B Class contract. If the contract owner requests a withdrawal of $1,000, and the applicable sales charge is 7% (because the purchase payment was made within the last 2 years), the contract owner will receive $1,000, the sales charge will be $75.27 (which represents the sales charge applied to the total amount withdrawn, including the sales charge) and the total withdrawal amount deducted from the contract value will equal $1,075.27.

The CDSC will not apply to:

     - The annual "free amount". The free amount shall be equal to amounts withdrawn in any contract year that are less than or equal to the greater of: (1) contract value less purchase payments not previously withdrawn as of the most recent contract anniversary; or (2) 15% of the sum of purchase payments not previously withdrawn and still subject to CDSC. Plus 15% of any purchase payments not previously withdrawn and received by us during the current contract year.

     - Amounts withdrawn to pay the annual maintenance fee or any transfer charge.

     - Amounts payable as a death benefit upon the death of the owner or the annuitant, if applicable.

     - Amounts applied to provide annuity payments under an annuity option.

     - Amounts withdrawn because of an excess contribution to a tax-qualified contract (including, for example, IRAs and tax sheltered annuities).

     - The difference between any required minimum distribution due (according to Internal Revenue Service (IRS) rules) on this contract and any annual "free amount" allowed.

     - A surrender or withdrawal requested any time after the first contract anniversary and if you meet the requirements of a qualifying confinement in a hospital or medical care facility as described below.

     - A surrender or withdrawal requested any time after the first contract anniversary and in the event that you are diagnosed with a terminal illness as described below.

     - A surrender or a single withdrawal amount any time after the first contract anniversary if the unemployment waiver applies.

     NURSING HOME OR TERMINAL ILLNESS WAIVER

     A surrender or withdrawal request made any time after the first contract anniversary due to the owner's confinement in a hospital or medical care facility for at least 90 consecutive days will not be subject to a CDSC (Nursing Home Waiver). The request must be made while the owner is still confined or within 60 days after the discharge from a hospital or medical care facility after a confinement of at least 90 consecutive days. A medical care facility for this purpose means a facility operated pursuant to law or any state licensed facility providing medically necessary in-patient care which is:

        - prescribed by a licensed Physician in writing; and

        - based on physical limitations which prohibit daily living in a non-institutional setting.

     A surrender or withdrawal request made any time after the first contract anniversary in the event the owner is diagnosed with a terminal illness will also not be subject to a CDSC (Terminal Illness Waiver). A terminal illness for this purpose is a condition which:

        - is diagnosed by a licensed Physician; and

        - is expected to result in death within 12 months.

     For purposes of these provisions, we must receive due proof, satisfactory to us, of the owner's confinement of terminal illness in writing. Physician for this purpose means a licensed medical doctor (MD) or a licensed doctor of osteopathy (DO) practicing within the scope of his or her license; and not the owner, the annuitant or a member of either the owner's or the annuitant's immediate families.

     If the owner of this contract is other than a natural person, such as a trust or other similar entity, benefits payable due to nursing home confinement or terminal illness will be based upon the annuitant.

     If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

     The Nursing Home Waiver is not available in Massachusetts. In Texas and New Jersey there is no one year waiting period for a surrender or withdrawal request due to the owner's confinement in a hospital or medical care facility; or if the owner is diagnosed with a terminal illness.

     UNEMPLOYMENT WAIVER

     Any time after the first contract anniversary, the CDSC will be waived for a single withdrawal from or surrender of your contract if you become unemployed. To qualify for this benefit, you must take the following steps:

        - provide us proof from a state unemployment agency indicating you have been receiving unemployment benefits for at least 60 consecutive days;

        - provide us proof that you were a full-time employee (at least 30 hours per week) on the date your contract was issued; and

        - apply for this benefit within 180 days of receipt of your first unemployment compensation payment.

     If the owner, or annuitant in the case of a contract owned by a non-natural person, is changed in accordance with the provisions of this contract, a one-year waiting period will apply after the date of the change before the new owner or annuitant is eligible for this benefit.

     This waiver may be exercised only one time. It is not available in Texas or Massachusetts.

MORTALITY AND EXPENSE RISK CHARGE

We assume mortality risk under the contract by our obligation to pay death benefits and to continue to make monthly annuity payments, in accordance with the annuity rate tables and other provisions in the contract, regardless of how long that annuitant lives or all annuitants as a group live. This assures an annuitant that neither the annuitant's own longevity nor an improvement in life expectancy generally will have an adverse effect on the monthly annuity payments received under the contract. Our expense risk is the risk that the charges under the contract will be inadequate to cover our expenses. This charge is deducted during both the accumulation phase and the annuity phase of the contract.

For assuming these risks, we make a deduction from the variable annuity account at the following annual rate of the net asset value during the accumulation period:

     B Class     1.05%
     C Class     1.40%
     L Class     1.35%

During the annuity period the annual rate changes to 1.20% for all contract classes.

Your mortality and expense risk charge is increased if you elect one of the optional death benefits or one or more of the other contract options (EEB or GIPB). We increase the mortality and expense risk charge of your B Class (1.05%), C Class (1.40%) or L Class (1.35%) base contract by an annual rate equal to the following:

     0.15% Highest Anniversary Value Death Benefit Option
     0.25% 5% Death Benefit Increase Option
     0.35% Premier Death Benefit Option
     0.25% Estate Enhancement Benefit Option
     0.50% Guaranteed Income Provider Benefit Option

The additional charges apply only during the accumulation period. The charges do not apply after annuitization, or in the case of a partial annuitization to the portion of your contract annuitized. If these deductions are insufficient to cover our actual costs, then we will absorb the resulting losses. If the deductions are more than sufficient after the establishment of any contingency reserves deemed prudent or required by law, any excess will be profit to us. Some or all of such profit or "retained earnings" may be used to cover any distribution costs not recovered through the CDSC. The 0.15% administrative charge will also continue to apply.

ADMINISTRATIVE CHARGE

We perform all contract administrative services. These include the review of applications, the preparation and issuance of contracts, the receipt of purchase payments, forwarding amounts to the portfolios for investment, the preparation and mailing of periodic reports and other services.

For providing these services we make a deduction from the variable annuity account at the annual rate of .15% of the net asset value of the variable annuity account. This charge is taken during both the accumulation period and the annuity period by the contract and it applies to all classes of the contract. Since the charge is taken from a contract on each valuation date, there is no return of any part of the charge in the event that the contract is redeemed. As the charge is made as a percentage of assets in the variable annuity account, there is no necessary relationship between the amount of administrative charge imposed on a given contract and the amount of expenses that may be attributable to that contract.

ANNUAL MAINTENANCE FEE

For B Class contracts we charge an annual maintenance fee for maintaining the records and documents with each contract. This fee is $30 and it will be deducted on each contract anniversary and at surrender of the contract on a pro-rata basis from your accumulation value in the variable annuity account. We waive this fee if the greater of your purchase payments, less withdrawals, or your contract value is $50,000 or more at each contract anniversary. This fee does not apply to C Class or L Class contracts.

PREMIUM TAXES

Deduction for any applicable state premium taxes may be made from each purchase payment or when annuity payments begin. Currently such taxes range from 0% to 3.5%, depending on applicable law. Any amount withdrawn from the contract may be reduced by any premium taxes not previously deducted.

TRANSFER CHARGES

There currently is no charge for any transfer. However, we reserve the right under the contract to charge up to $10 per transfer if you make more than 12 transfers in any single contract year.

MARKET VALUE ADJUSTMENT

See the section titled "The General Account and the Guaranteed Term Account" for a complete description of this charge.

ANNUITIZATION BENEFITS AND OPTIONS

ANNUITY PAYMENTS

When you elect annuity payments to commence, or annuitize, you elect to convert your contract value into a stream of payments. You may choose a fixed or variable annuitization, or a combination of both. Values will be allocated at your direction to the general account for purposes of providing a fixed annuity payment and to the sub-accounts of the variable annuity account for purposes of providing variable annuity payments. You also need to elect an annuity option, described below.

If you choose a variable annuitization, annuity payments are determined on the basis of:

a) the Assumed Investment Return (AIR) and mortality table specified in the contract,

b) the age and gender of the annuitant and any joint annuitant,

c) the type of annuity payment option you select, and

d) the investment performance of the portfolios you select.

The amount of the variable annuity payments will not be affected by adverse mortality experience or by an increase in our expenses in excess of the expense deductions provided for in the contract. The annuitant will receive the value of a fixed number of annuity units each month. The value of those units, and thus the amounts of the monthly annuity payments will, however, reflect investment gains and losses and investment income of the portfolios. Thus, the annuity payments will vary with the investment experience of the assets of the portfolios you select. The dollar amount of payment determined for each sub-account will be aggregated for purposes of making payments.

ELECTING THE RETIREMENT DATE AND ANNUITY OPTION

The contract provides for four annuity options. Any one of them may be elected if permitted by law. Each annuity option may be elected on either a variable annuity or a fixed annuity basis, or a combination of the two. We may make other annuity options available on request. Except for Option 4, once annuity payments have commenced you cannot surrender an annuity benefit and receive a single sum settlement in lieu thereof.

The contract permits an annuity payment to begin on the first day of any month. Under the contract, if you do not make an election, annuity payments will begin on the first of the month following the later of:

     - the 85th birthday of the annuitant, or

     - ten years after the date of issue of the contract.

Currently, it is our practice to await your instructions before beginning to pay annuity payments. If you fail to elect an annuity option, a variable annuity will be provided and the annuity option will be Option 2A, a life annuity with a period certain of 120 months. If you wish to change the date annuity payments are to begin, you must notify us in writing at least 30 days before annuity payments are to begin.

The minimum first monthly annuity payment on either a variable or fixed dollar basis must be at least $50. If the first monthly annuity payment would be less than $50, we may fulfill our obligation by paying in a single sum the surrender value of the contract which would otherwise have been applied to provide annuity payments.

The maximum amount which may be applied to provide a fixed annuity under the contract without our prior consent is $1,000,000.

ANNUITY OPTIONS

OPTION 1 -- LIFE ANNUITY This is an annuity payable monthly during the lifetime of the annuitant and terminating with the last scheduled payment preceding the death of the annuitant. This option offers the maximum monthly payment (of those options involving life contingencies) since there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. It would be possible under this option for the annuitant to receive only one annuity payment if he or she died prior to the due date of the second annuity payment, two if he or she died before the due date of the third annuity payment, etc.

OPTION 2 -- LIFE ANNUITY WITH A PERIOD CERTAIN OF 120 MONTHS (OPTION 2A), 180 MONTHS (OPTION 2B), OR 240 MONTHS (OPTION 2C) This is an annuity payable monthly during the lifetime of the annuitant, with the guarantee that if the annuitant dies before payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain. If the beneficiary so elects at any time during the remainder of the period certain, the present value of the remaining guaranteed number of payments, based on the then current dollar amount of one such payment and using the same interest rate which served as a basis for the annuity, shall be paid in a single sum to the beneficiary.

OPTION 3 -- JOINT AND LAST SURVIVOR ANNUITY This is an annuity payable monthly during the joint lifetime of the annuitant and a designated joint annuitant and continuing thereafter during the remaining lifetime of the survivor. Under this option there is no guarantee of a minimum number of payments or provision for a death benefit for beneficiaries. If this option is elected, the contract and payments shall then be the joint property of the annuitant and the designated joint annuitant. It would be possible under this option for both annuitants to receive only one annuity payment if they both died prior to the due date of the second annuity payment, two if they died before the due date of the third annuity payment, etc.

OPTION 4 -- PERIOD CERTAIN ANNUITY This is an annuity payable monthly for a period certain of 10 to 20 years, as elected. At any time prior to the annuitant's death, the annuitant may elect to withdraw the commuted value of any portion of the remaining annuity payments as determined by Minnesota Life. Redemption requests for any period certain annuity may not be less than the minimum contract withdrawal amount. Commutation prior to death is not available on the general account.

If the annuitant dies before all payments have been made for the period certain elected, payments will continue to the beneficiary during the remainder of the period certain, or be commuted to a present value as determined by Minnesota Life and paid as either a single sum or applied to effect a life annuity under Option 1 or Option 2, at the beneficiary's election.

CALCULATION OF YOUR FIRST ANNUITY PAYMENT

The contract value, adjusted for any applicable market value adjustment for amounts in the guaranteed term account, is available to provide annuity payments. Some states impose a premium tax on the amounts used to provide annuity payments. These taxes may vary based on the type of plan involved and we may deduct these amounts from the amount available to provide annuity payments.

The amount of the first monthly payment depends on the annuity payment option elected, gender (except in tax-qualified plans that require the use of genderless rates), and the adjusted age of the annuitant and any joint annuitant. A formula for determining the adjusted age is contained in your contract.

The contract contains tables showing the dollar amount of the first monthly payment for each $1,000 of value applied for fixed or variable annuity payment options. If, when payments are elected, we are using tables of annuity rates for this contract which are more favorable, we will apply those rates instead.

If you elect a variable annuity payment, the first monthly payment is determined from the applicable tables in the contract. This initial payment is then allocated in proportion to your value in each sub-account of the variable annuity account. A number of annuity units is then determined by dividing this dollar amount by the then current annuity unit value for each sub-account. Thereafter, the number of annuity units remains unchanged during the period of annuity payments, except for transfers and in the case of certain joint annuity payment options which provide for a reduction in payment after the death of the annuitant.

The 4.50% assumed investment return (AIR) used in the variable annuity payment determination would produce level annuity payments if the net investment factor remained constant at 4.50% per year. Subsequent variable annuity payments will decrease, remain the same or increase depending upon whether the actual net investment factor is less than, equal to, or greater than 4.50%.

Annuity payments are generally made as of the first day of a month, unless otherwise agreed to by us. The contract requires that we receive notice of election to begin annuity payments at least thirty days prior to the annuity commencement date.

AMOUNT OF SUBSEQUENT VARIABLE ANNUITY PAYMENTS

The dollar amount of the second and later variable annuity payments is equal to the number of annuity units determined for each sub-account multiplied by the current annuity unit value for that sub-account. This dollar amount may increase or decrease from month to month.

VALUE OF THE ANNUITY UNIT

The value of an annuity unit for each sub-account of the variable annuity account will vary to reflect the investment experience of the applicable funds. It will be determined by multiplying:

(a) the value of the annuity unit for that sub-account for the preceding valuation date by;

(b) the net investment factor for that sub-account for the valuation date for which the annuity unit value is being calculated; and by

(c) a factor that neutralizes the assumed investment return. The initial variable payment is determined by using an assumed investment return (AIR). Because units are determined based on the initial payment, future annuity unit values must adjust out the AIR performance and substitute in the performance of the underlying funds.

TRANSFERS AFTER YOU HAVE ANNUITIZED YOUR CONTRACT

After you annuitize, we hold amounts as "reserves" for our obligations to make annuity payments under your contract. You specify where we hold those reserves by choosing your payment allocation. If you specify a sub-account of the variable annuity account, then the amount of your annuity payments will vary with the performance of that sub-account. Amounts held as annuity reserves may be transferred among the sub-accounts. Annuity reserves may also be transferred from a variable annuity to a fixed annuity during this time. The change must be made by a written request. The annuitant and joint annuitant, if any, must make such an election.

There are restrictions to such a transfer:

     - The transfer of an annuity reserve amount from any sub-account must be at least equal to $1,000 or the entire amount of the reserve remaining in that sub-account, if less.

     - Such transfers are limited to one per contract year.

     - We must receive the written request for an annuity transfer at least 30 days in advance of the due date of the annuity payment subject to the transfer. A transfer request received less than 30 days prior to the annuity payment due date will be made as of the next annuity payment due date.

Upon request, we will provide you with annuity reserve amount information by sub-account.

A transfer will be made on the basis of annuity unit values. The number of annuity units being transferred from the sub-account will be converted to a number of annuity units in the new sub-account. The annuity payment option will remain the same and cannot be changed. After this conversion, a number of annuity units in the new sub-account will be payable under the elected option. The first payment after conversion will be of the same amount as it would have been without the transfer. The number of annuity units will be set at the number of units which are needed to pay that same amount on the transfer date.

Amounts held as reserves to pay a variable annuity may also be transferred to a fixed annuity during the annuity period. However, the restrictions which apply to annuity sub-account transfers will apply in this case as well. The amount transferred will then be applied to provide a fixed annuity amount. This amount will be based upon the adjusted age of the annuitant and any joint annuitant at the time of the transfer. The annuity payment option will remain the same. Amounts paid as a fixed annuity may not be transferred to a variable annuity.

When we receive a request to make transfers of annuity reserves it will be effective for future annuity payments.

DEATH BENEFITS

IF THE OWNER DIES BEFORE ANNUITY PAYMENTS BEGIN

If you die before annuity payments begin, we will pay the death benefit to the beneficiary. If the owner of this contract is other than a natural person, such as a trust or other similar entity, we will pay the death benefit to the beneficiary on the death of the annuitant. The death benefit will be paid in a single sum to the beneficiary designated unless an annuity payment option is elected.

The value of the death benefit will be determined as of the valuation date coincident with or next following the day we receive due proof of death and any related information necessary. Any amounts due as a death benefit in excess of the contract value on the date we receive due proof of death will be directed into the general account, guaranteed term account or the sub-accounts of the variable annuity account, in the same proportion that each allocation bears to the contract value on the date the death benefit is calculated, in fulfillment of the guaranteed death benefit provision of the contract. The death benefit will be equal to the greater of:

(a) the contract value; or

(b) the total amount of purchase payments, adjusted pro-rata for partial withdrawals (including any CDSC or MVA); or

(c) if you purchased an optional death benefit when your contract was issued, the value due under the selected optional death benefit rider. (See the section titled "Optional Death Benefits" for details of this calculation.)

Prior to any election by the beneficiary of a death benefit payment option, amounts held in the contract (including amounts paid or payable by us as a death benefit to the contract value) shall continue to be affected by the portfolio performance as allocated by the contract owner. The beneficiary has the right to allocate or transfer any amount to any available portfolio option, subject to the same limitations imposed on the contract owner.

If any portion of the death benefit is payable to the designated beneficiary who is also the surviving spouse, that spouse shall be treated as the contract owner for purposes of: (1) when payments must begin, and (2) the time of distribution in the event of that spouse's death. In addition, if a surviving spouse elects to assume his or her deceased spouse's contract, there may be an adjustment to the contract value in the form of a death benefit.

If the designated beneficiary is a person other than the owner's spouse, that beneficiary may: (1) elect an annuity option measured by a period not longer than that beneficiary's life expectancy only so long as annuity payments begin not later than one year after the death, or (2) take the entire value in the contract within five years after death of the owner. If there is no designated beneficiary, then the entire value in the contract must be distributed within five years after death of the owner.

OPTIONAL DEATH BENEFITS

At the time you purchase your contract you may elect one of the optional death benefits. You must be 75 years old or less in order to elect one of these options and you must elect it when you submit your application. Once elected you may not change it. These optional death benefits are subject to state availability. There is a particular charge associated with each optional death benefit. See the section titled "Mortality and Expense Risk Charge," for more information.

HIGHEST ANNIVERSARY VALUE DEATH BENEFIT OPTION

The Highest Anniversary Value death benefit option provides for a periodic calculation of a death benefit based on the highest contract value on contract anniversaries as described below.

The highest anniversary value will be determined on every contract anniversary prior to and including the contract anniversary following your 80th birthday. On the day your death benefit is determined, the highest anniversary value is equal to the greater of:

(a) the contract value; or

(b) the previous highest anniversary value increased by any purchase payments and reduced pro-rata for amounts withdrawn since the previous highest anniversary value was determined.

Where joint owners exist, there will be no further highest anniversary values determined after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of new highest anniversary values may resume on the next contract anniversary if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.

This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
           HIGHEST ANNIVERSARY VALUE DEATH BENEFIT RIDER ILLUSTRATION

                                                            HIGHEST
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE      BENEFIT
-----------   ---   ------------------------   --------   -----------   -------
     0        65             10,000             10,000           0      10,000
     1        66             10,000              9,000       9,000      10,000
     2        67             10,000              8,000       9,000      10,000
     3        68             10,000              9,000       9,000      10,000
     4        69             10,000             11,000      11,000      11,000
     5        70             10,000             13,500      13,500      13,500
     6        71             10,000              9,000      13,500      13,500
     7        72             10,000             10,000      13,500      13,500
     8        73             10,000             12,000      13,500      13,500
     9        74             10,000             14,000      14,000      14,000
    10        75             10,000             12,000      14,000      14,000
    11        76             10,000             15,000      15,000      15,000
    12        77             10,000             17,000      17,000      17,000
    13        78             10,000             19,000      19,000      19,000
    14        79             10,000             21,200      21,200      21,200
    15        80             10,000             23,000      23,000      23,000
    16        81             10,000             24,000      23,000      24,000

(PERFORMANCE GRAPH)

                                                    PURCHASE PAYMENTS
                                                      ADJUSTED FOR                                         HIGHEST ANNIVERSARY
AGE                                                    WITHDRAWALS               CONTRACT VALUE                   VALUE
---                                                 -----------------            --------------            -------------------
65                                                      10000.00                    10000.00
66                                                      10000.00                     9000.00                     9000.00
                                                        10000.00                     8000.00                     9000.00
68                                                      10000.00                     9000.00                     9000.00
                                                        10000.00                    11000.00                    11000.00
                                                        10000.00                    13500.00                    13500.00
71                                                      10000.00                     9000.00                    13500.00
                                                        10000.00                    10000.00                    13500.00
                                                        10000.00                    12000.00                    13500.00
74                                                      10000.00                    14000.00                    14000.00
                                                        10000.00                    12000.00                    14000.00
                                                        10000.00                    15000.00                    15000.00
77                                                      10000.00                    17000.00                    17000.00
                                                        10000.00                    19000.00                    19000.00
                                                        10000.00                    21200.00                    21200.00
80                                                      10000.00                    23000.00                    23000.00
                                                        10000.00                    24000.00                    23000.00

To illustrate the highest anniversary value death benefit rider, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.

On the 10th contract anniversary (owner age 75), the highest anniversary value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $14,000.


On the 15th contract anniversary (owner age 80), both the highest anniversary value and contract value are $23,000. Since this value exceeds the purchase payments adjusted for withdrawals ($10,000), the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), the highest anniversary value cannot exceed the highest anniversary value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the highest anniversary value is not increased to the contract value. Instead, the highest anniversary value remains $23,000, the highest anniversary value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.


5% DEATH BENEFIT INCREASE OPTION


The 5% Death Benefit Increase option provides for the calculation of a death benefit based on accumulation at a guaranteed interest rate for values in the variable annuity account.

On the day your death benefit is determined, the 5% death benefit increase value is equal to the sum of:


(a) the portion of the contract value in the general account and guaranteed term account; and


(b) purchase payments and transfers into the variable annuity account, less withdrawals and transfers out of the variable annuity account, accumulated to the earlier of the date we receive due proof of death or the contract anniversary following your 80th birthday at an interest rate of 5%, compounded annually.


The 5% death benefit increase value shall not exceed 200% of the sum of purchase payments adjusted pro-rata for any amounts previously withdrawn. If you die after the contract anniversary following your 80th birthday, the 5% death benefit increase value will be as of the contract anniversary following your 80th birthday, subject to the limit set forth above, less subsequent amounts withdrawn.


Where joint owners exist, there will be no further accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based on the age of the surviving owner.


This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract, termination or surrender of the contract, or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.

                              MULTIOPTION ADVISOR
                  5% DEATH BENEFIT INCREASE RIDER ILLUSTRATION

                       PURCHASE PAYMENT
 CONTRACT                ADJUSTED FOR         CONTRACT   5% DEATH BENEFIT    DEATH
ANNIVERSARY   AGE         WITHDRAWALS          VALUE      INCREASE VALUE    BENEFIT
-----------   ---      ----------------       --------   ----------------   -------
     0        65            10,000             10,000         10,000        10,000
     1        66            10,000              9,000         10,500        10,500
     2        67            10,000              8,000         11,025        11,025
     3        68            10,000              9,000         11,576        11,576
     4        69            10,000             11,000         12,155        12,155
     5        70            10,000             13,500         12,763        13,500
     6        71            10,000              9,000         13,401        13,401
     7        72            10,000             10,000         14,071        14,071
     8        73            10,000             12,000         14,775        14,775
     9        74            10,000             14,000         15,513        15,513
    10        75            10,000             12,000         16,289        16,289
    11        76            10,000             15,000         17,103        17,103
    12        77            10,000             17,000         17,959        17,959
    13        78            10,000             19,000         18,856        19,000
    14        79            10,000             21,200         19,799        21,200
    15        80            10,000             23,000         20,000        23,000
    16        81            10,000             24,000         20,000        24,000

(PERFORMANCE GRAPH)

                                                    PURCHASE PAYMENTS
                                                      ADJUSTED FOR                                          5% DEATH BENEFIT
AGE                                                    WITHDRAWALS               CONTRACT VALUE              INCREASE VALUE
---                                                 -----------------            --------------             ----------------
65                                                      10000.00                    10000.00                    10000.00
66                                                      10000.00                     9000.00                    10500.00
67                                                      10000.00                     8000.00                    11025.00
68                                                      10000.00                     9000.00                    11576.00
69                                                      10000.00                    11000.00                    12155.00
70                                                      10000.00                    13500.00                    12763.00
71                                                      10000.00                     9000.00                    13401.00
72                                                      10000.00                    10000.00                    14071.00
73                                                      10000.00                    12000.00                    14775.00
74                                                      10000.00                    14000.00                    15513.00
75                                                      10000.00                    12000.00                    16289.00
76                                                      10000.00                    15000.00                    17103.00
77                                                      10000.00                    17000.00                    17959.00
78                                                      10000.00                    19000.00                    18856.00
79                                                      10000.00                    21200.00                    19799.00
80                                                      10000.00                    23000.00                    20000.00
81                                                      10000.00                    24000.00                    20000.00

To illustrate the 5% death benefit increase option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.


On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000) and purchase payments adjusted for withdrawals ($10,000). Therefore, the death benefit is equal to $16,289.

On the 15th contract anniversary (owner age 80), the 5% death benefit increase value reaches the maximum of 200% of purchase payments adjusted for withdrawals ($20,000). The contract value of $23,000 exceeds both the 5% death benefit increase value and the purchase payments adjusted for withdrawals ($10,000). For that reason, the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), the 5% death benefit increase value cannot exceed the 5% death benefit increase value for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), for example, the 5% death benefit increase value is not accumulated at 5%. Instead, the 5% death benefit increase value remains $20,000, the 5% death benefit increase value at owner age 80. Therefore, the death benefit at owner age 81 is equal to the $24,000 contract value.


PREMIER DEATH BENEFIT OPTION


The Premier Death Benefit option provides for a death benefit equal to the greater of the Highest Anniversary value, or the 5% Death Benefit Increase value.


Where joint owners exist, there will be no further highest anniversary value determined or accumulation of the 5% death benefit increase value after the contract anniversary following the 80th birthday of the oldest joint owner. After the death of the first joint owner, determination of the new highest anniversary value and accumulation of the 5% death benefit increase value may resume if the surviving joint owner continues the contract. Death benefit guarantees continue to apply and will be based upon the age of the surviving owner.


This death benefit option will terminate at the earliest of the payment of all death benefits available under the contract; termination or surrender of the contract; or the annuity commencement date where all remaining contract value has been applied to provide annuity payments.


                              MULTIOPTION ADVISOR
                    PREMIER DEATH BENEFIT RIDER ILLUSTRATION

                                                                           5%
                                                                         DEATH
                                                            HIGHEST     BENEFIT
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY   INCREASE    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE       VALUE     BENEFIT
-----------   ---   ------------------------   --------   -----------   --------   -------
     0        65             10,000             10,000           0       10,000    10,000
     1        66             10,000              9,000       9,000       10,500    10,500
     2        67             10,000              8,000       9,000       11,025    11,025
     3        68             10,000              9,000       9,000       11,576    11,576
     4        69             10,000             11,000      11,000       12,155    12,155
     5        70             10,000             13,500      13,500       12,763    13,500
     6        71             10,000              9,000      13,500       13,401    13,500
     7        72             10,000             10,000      13,500       14,071    14,071
     8        73             10,000             12,000      13,500       14,775    14,775
     9        74             10,000             14,000      14,000       15,513    15,513
    10        75             10,000             12,000      14,000       16,289    16,289
    11        76             10,000             15,000      15,000       17,103    17,103
    12        77             10,000             17,000      17,000       17,959    17,959
    13        78             10,000             19,000      19,000       18,856    19,000

                                                                           5%
                                                                         DEATH
                                                            HIGHEST     BENEFIT
 CONTRACT               PURCHASE PAYMENT       CONTRACT   ANNIVERSARY   INCREASE    DEATH
ANNIVERSARY   AGE   ADJUSTED FOR WITHDRAWALS    VALUE        VALUE       VALUE     BENEFIT
-----------   ---   ------------------------   --------   -----------   --------   -------
    14        79             10,000             21,200      21,200       19,799    21,200
    15        80             10,000             23,000      23,000       20,000    23,000
    16        81             10,000             24,000      23,000       20,000    24,000

To illustrate the premier death benefit option, assume a contract is issued to an owner at age 65. A single $10,000 purchase payment is made into the variable annuity account and there are no subsequent withdrawals.


On the 10th contract anniversary (owner age 75), the 5% death benefit increase value exceeds the contract value ($12,000), the purchase payments adjusted for withdrawals ($10,000) and the highest anniversary value ($14,000). Therefore, the death benefit is equal to $16,289.


On the 15th contract anniversary (owner age 80), the highest anniversary value and contract value are equal and exceed both the purchase payments adjusted for withdrawals ($10,000) and 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to $23,000.


After the 15th contract anniversary (owner ages 81 and older), neither the highest anniversary value nor 5% death benefit increase value can exceed their respective values for the contract anniversary following the owner's 80th birthday. On the 16th contract anniversary (owner age 81), the contract value exceeds the purchase payments adjusted for withdrawals ($10,000), the highest anniversary value ($23,000) and the 5% death benefit increase value ($20,000). Therefore, the death benefit is equal to the $24,000 contract value.


IF THE OWNER DIES ON OR AFTER ANNUITY PAYMENTS BEGIN

If the annuitant dies on or after annuity payments have started, we will pay whatever amount may be required by the terms of the annuity payment option selected. The remaining value in the contract must be distributed at least as rapidly as under the option in effect at the annuitant's death.

OTHER CONTRACT OPTIONS

Your contract also allows you to choose from other optional contract features described below. Once you elect an optional contract feature it may not be cancelled or terminated. There is a specific charge associated with each option. These options may not be available in every state, and we reserve the right to stop offering any option(s) at any time.

ESTATE ENHANCEMENT BENEFIT (EEB) OPTION:

This contract option provides an additional amount to be added to the death benefit proceeds that become payable upon your death. You may only elect this options at the time your contract is issued. It is designed to help pay expenses that may be due upon your death. We do not guarantee that the amounts provided by the EEB option will be adequate to cover any such expenses that your heirs may have to pay. If any contract owner dies before annuity payments begin, we will pay the EEB to the beneficiary. The oldest contract owner, or oldest annuitant in the case where a non-natural person owns the contract, must be under age 76 at the time the contract is issued, in order to elect this option. If the contract owner is a non-natural person, we will pay the EEB to the beneficiary based on the death of the annuitant.

In the event that you elect this option, the interest rate you are credited in the fixed account or one of the guarantee periods of the guaranteed term account, may be lower than the interest rate credited to contract owners who have not elected this option.

The Estate Enhancement Benefit is calculated as follows:

If the age of the contract owner (or annuitant as applicable) is less than 70 years old as of the contract date, the EEB is equal to 40% of the lesser of:

(a) the death benefit less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, for any purchase payments received within the previous twelve months.

If the age of the contract owner (or annuitant as applicable) is equal to or greater than 70 years old as of the contract date, the EEB is equal to 25% of the lesser of:

(a) the death benefit less purchase payments not previously withdrawn; or

(b) 200% of purchase payments not previously withdrawn, reduced starting with the third contract year, for any purchase payments received within the previous twelve months.

The age used in determining the EEB is determined at the time the contract is issued. Where joint owners exist, the age of the oldest joint owner as of the contract date will be used in determining the EEB. If the owner of the contract is other than a natural person, the age of the oldest annuitant as of the contract date will be used in determining the EEB.

The value of the EEB will be determined as of the valuation date coincident with or next following the day we receive due proof of death at our home office. Any amounts due as an EEB will be directed into the general account, guaranteed term account, or the sub-accounts of the variable annuity account based on the same proportion that each bears in the contract value on the date the benefit is calculated.

If the surviving spouse of a deceased contract owner is the sole beneficiary of the contract and elects to continue the contract, the spouse may choose to:

Option A: Continue the EEB option. In this case the EEB amount is not calculated until the death of the surviving spouse making this election and charges for the option will continue to apply; or

Option B: Stop the EEB option. In this case the EEB amount is calculated and added to the contract. The EEB option is then terminated and the additional 0.25% charge for the option will cease.

A surviving spouse must make this election within 30 days of the date proof of death is provided to us at our home office. If no election is made within that time by the surviving spouse, Option B will apply and the EEB option will terminate. If there are any non-spouse beneficiaries in addition to the surviving spouse on a contract, only, Option B will apply.

This option will terminate on the earliest of:

     - the payment of the EEB available;

     - termination or surrender of the contract; or

     - the date on which the contract has been fully annuitized.

GUARANTEED INCOME PROVIDER BENEFIT (GIPB) OPTION:

You may also elect to purchase the Guaranteed Income Provider Benefit (GIPB) option. This option guarantees a stated income payment in the pay-out phase of your annuity contract, for the annuity options set forth below. It is designed to help protect you against poor investment performance before annuitization. It does not however, guarantee a contract value or minimum return for any investment option or for the contract.

You may elect this option when your contract is issued or within 30 days following any contract anniversary date. You must also be under age 76 on the effective date of the rider issued for this option. If you elect the option after the contract is issued, the effective date of the rider for the option will be the contract anniversary date closest to when you purchased the option. All requests to elect this option must be in writing on a form provided by us. Once the option is elected you may not cancel it.

This option may be exercised by the contract owner on or within 30 days following a contract anniversary, after a 10 year waiting period from the effective date of the option. However, it may not be exercised after the contract anniversary following the earlier of the oldest annuitant's 90th birthday or the oldest contract owner's 90th birthday. After that date the option and associated charge will automatically terminate. If the owner is a non-natural person, the age of the oldest annuitant is the basis for determining the benefit.

If you wish to partially annuitize your contract and invoke this option you may do so once, however, you must annuitize at least one-half of your contract value as of the date you elect to annuitize. To invoke this option at any other time you must annuitize your entire contract value. In addition, under the GIPB option, only a fixed annuity is available and only the following annuity options are available to you if you exercise the GIPB option:

     - Option 1 - Life Annuity

     - Option 2 - Life Annuity with a Period Certain of 120 months (Option 2A), 180 months (Option 2B) or 240 months (Option 2C)

     - Option 3 - Joint and Last Survivor Annuity

The GIPB option is equal to a fixed annuity payment amount. The fixed annuity payment amount is equal to the following formula: the Guaranteed Income Provider Basis, adjusted for any premium taxes not previously deducted, and applied to the annuity tables that accompany the GIPB option. The annuity tables that accompany the GIPB option supercede those annuity tables that were issued with your base contract, but only if you invoke the GIPB option. The dollar amount of the annuity payment will depend on the annuity option selected, the amount applied and the age of the annuitant (and joint annuitant if applicable).

The Guaranteed Income Provider Basis is the greater of:

     - the Guaranteed Income Provider Highest Anniversary Value prior to the date annuity payments are elected, increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined; or

     - the Guaranteed Income Provider 5% Increase Value.

The Guaranteed Income Provider Highest Anniversary Value is equal to the greater of:

     - the Contract Value; or

     - the previous Guaranteed Income Provider Highest Anniversary Value increased by any purchase payments and reduced using the reduction procedure for the Guaranteed Income Provider Highest Anniversary Value defined below for amounts withdrawn or annuitized since the previous Guaranteed Income Provider Highest Anniversary Value was determined.

The Guaranteed Income Provider Highest Anniversary Value will be determined on every contract anniversary starting with the contract anniversary on which this option was effective, up to and including the contract anniversary following your 85th birthday.

Reduction Procedure for the Guaranteed Income Provider Highest Anniversary
Value:

A withdrawal or annuitization will reduce the Guaranteed Income Provider Highest Anniversary Value as follows:

 (i) On a dollar-for-dollar basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is less than or equal to 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary.

(ii) On a pro-rata basis if the cumulative withdrawal and annuitization amount, including the current withdrawal or annuitization, occurring during the current contract year is greater than 5% of the Guaranteed Income Provider Highest Anniversary Value as of the most recent contract anniversary. The pro-rata adjustment will reduce the Guaranteed Income Provider Highest Anniversary Value by the proportion that the current amount withdrawn or annuitized bears to the contract value just prior to the withdrawal or annuitization.

The Guaranteed Income Provider 5% Increase Value is equal to the sum of:

     - the portion of the contract value in the general account and all of the guarantee periods of the Guaranteed Term Account; and

     - Purchase payments and transfers into the variable annuity account reduced for withdrawals, annuitizations and transfers out of the variable annuity account using the reduction procedure defined below, accumulated to the earlier of the date annuity payments are elected or the contract anniversary following your 85th birthday at an interest rate of 5%, compounded annually.

Please note, after the contract anniversary following your 85th birthday, the variable account portion of the Guaranteed Income Provider 5% Increase Value will no increase further. Any amounts withdrawn, annuitized or transferred out of the variable annuity account will reduce the value using the reduction procedure for the Guaranteed Income Provider 5% Increase Value, as described below.

Reduction Procedure for the Guaranteed Income Provider 5% Increase Value:

A withdrawal, annuitization, or transfer out of the general account or the Guaranteed Term Account will reduce the Guaranteed Income Provider 5% Increase Value on a dollar for dollar basis.

A withdrawal, annuitization, or transfer out of the variable annuity account will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as follows:

 (i) On a dollar-for-dollar basis if the cumulative withdrawal, annuitization, and transfer out amount from the variable annuity account, including the current withdrawal, annuitization, or transfer from the variable annuity account, occurring during the current contract year is less than or equal to 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary.

(ii) On a pro-rata basis if the cumulative withdrawal, annuitization, and transfer out amount; including the current withdrawal, annuitization, or transfer from the variable annuity account; occurring during the current contract year is greater than 5% of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value as of the most recent contract anniversary. The pro-rata adjustment will reduce the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value by the proportion that the current amount withdrawn, annuitized, or transferred out of the variable annuity account bears to the contract value in the variable annuity account just prior to the withdrawal, annuitization, or transfer.

At no time shall either the Guaranteed Income Provider Highest Anniversary Value or the Guaranteed Income Provider 5% Increase Value exceed 200% of the sum of the contract value as of the effective date of the option, plus any subsequent purchase payments received more than 12 months prior to the date annuity payments are elected, adjusted pro-rata for subsequent withdrawals and annuitizations.

Where joint owners exist, there will be no further Guaranteed Income Provider Highest Anniversary Values determined or accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value after the contract anniversary following the 85th birthday of the oldest joint owner. After the death of the first joint owner, determination of new Guaranteed Income Provider Highest Anniversary Values and accumulation of the variable annuity account portion of the Guaranteed Income Provider 5% Increase Value may resume if the surviving joint owner continues the contract.

If a surviving spouse elects to assume his or her deceased spouse's contract, this option and its associated charge will continue to be effective and based upon the new owner's age as long as it is less than or equal to age 90. In the event the surviving spouse's age is greater than 90, the option and its charge will automatically terminate.

This option and its associated charge will also terminate automatically in the following circumstances:

     - the contract is fully annuitized;

     - the contract is terminated or surrendered; or

     - the contract anniversary following the oldest contract owner or annuitant's 90th birthday.

GENERAL INFORMATION

THE COMPANY -- MINNESOTA LIFE INSURANCE COMPANY


We are Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a Minnesota stock life insurance company named "Minnesota Life Insurance Company" ("Minnesota Life"). All of the shares of the voting stock of Minnesota Life are owned by a second tier intermediate stock holding company named "Securian Financial Group, Inc.", which in turn is a wholly-owned subsidiary of a first tier intermediate stock holding company named "Securian Holding Company", which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc. Our home office address, telephone and internet address are shown on the cover page. We are licensed to do a life insurance business in all states of the United States (except New York where we are an authorized reinsurer), the District of Columbia, Canada, Puerto Rico and Guam.


THE SEPARATE ACCOUNT -- VARIABLE ANNUITY ACCOUNT


We established the Variable Annuity Account on September 10, 1984, in accordance with Minnesota law. The separate account is registered as a "unit investment trust" with the SEC under the Investment Company Act of 1940, but that registration does not mean that the SEC supervises the management, or the investment practices or policies, of the variable annuity account.


The assets of the variable annuity account are not chargeable with liabilities arising out of any other business we may conduct. The investment performance of the variable annuity account is entirely independent of the investment performance of our general account, amounts in the guaranteed term account and our other separate accounts. All obligations under the contracts are our general corporate obligations.


The variable annuity account has sub-accounts to which you may allocate purchase payments. Each sub-account invests in shares of a corresponding portfolio. Additional sub-accounts may be added at our discretion.


CHANGES TO THE SEPARATE ACCOUNT -- ADDITIONS, DELETIONS OR SUBSTITUTIONS


We retain the right, subject to any applicable law, to make substitutions with respect to the investments of the sub-accounts of the variable annuity account. If an investment in a portfolio should no longer be possible or if we determine it becomes inappropriate for these contracts, we may substitute another portfolio. Substitution may be with respect to existing accumulation values, future purchase payments or future annuity payments.


We also reserve the right to add, combine or remove any sub-accounts of the variable annuity account. Sub-accounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. We will use similar considerations in determining whether to eliminate one or more of the sub-accounts of the variable annuity account. The addition of any investment option may be made available to existing contract owners on whatever basis we determine.


We also reserve the right, when permitted by law, to de-register the variable annuity account under the Investment Company Act of 1940, to restrict or eliminate any voting rights of the contract owners, and to combine the variable annuity account with one or more of our other separate accounts.


The portfolios serve as the underlying investment medium for amounts invested in life insurance company separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both Minnesota Life and other affiliated and unaffiliated life insurance companies (shared funding). Shared funding also occurs when the portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolio at the same time, or
(ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified plans to invest in shares of the portfolio at the same time as one or more life insurance companies. Neither the portfolio nor Minnesota Life currently foresees any disadvantage, but if the portfolio determines that there is any such disadvantage due to a material conflict of interest between such policy owners and contract owners, or between different life insurance companies, or between participating qualified plans and one or more life insurance companies, or for any other reason, the portfolio's Board of Directors will notify the life insurance companies and participating qualified plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified plans, in order to resolve any conflict. The life insurance companies and participating qualified plans will bear the entire cost of resolving any material conflict of interest.


THE GENERAL ACCOUNT AND THE GUARANTEED TERM ACCOUNT


The interests of contract owners arising from the allocation of purchase payments or the transfer of contract values to our general account or one of the guarantee periods of the guaranteed term account, are not registered under the Securities Act of 1933, nor is either registered as an investment company under the Investment Company Act of 1940. Accordingly, such interests are not subject to the provisions of those acts that would apply if registration under such acts was required. In addition, the staff of the commission has not reviewed the disclosures in the prospectus relating to those. Disclosures relating to interests in these options however, may be subject to certain generally applicable provisions of the federal securities laws relating to accuracy of statements made in a registration statement.

The guaranteed interest rate on new amounts allocated or transferred to the general account or a guarantee period is determined from time-to-time by Minnesota Life in accordance with existing market conditions. In no event will the guaranteed rate of interest be less than the minimum guaranteed rate of interest as stated in your contract. Once an interest rate is established for a guarantee period, it is guaranteed for the duration of the stated period and may not be changed by Minnesota Life.


The guaranteed term account is a separate account of Minnesota Life titled "Modified Guaranteed Annuity Fixed Separate Account". There are no units in this separate account. Amounts allocated to this separate account do not participate in the investment gain or loss in the separate account. Such gain or loss accrues solely to Minnesota Life. We retain the risk that the value of the assets in this separate account may drop below the reserves and other liabilities we must maintain. Should this occur, Minnesota Life may transfer assets from its general account to this separate account to make up the difference. Minnesota Life also reserves the right to transfer to its general account any assets of this separate account in excess of the required reserves and liabilities. We maintain assets in this separate account for other Minnesota Life annuities.


Guarantee Periods of the Guaranteed Term Account. There are four guarantee periods of the guaranteed term account. These provide for the accumulation of interest at a guaranteed interest rate when held for three, five, seven and ten year periods. Minnesota Life may offer additional guarantee periods at its discretion. It also may at any time stop accepting new purchase payments, transfers or renewals for a particular guarantee period. The guaranteed term account is not available in all states.

Contract owners may allocate purchase payments, or make transfers from or to guarantee periods at any time prior to the annuity commencement date as long as the guarantee period for such allocation does not extend past the contract maturity date. Minnesota Life establishes a separate entry in the guaranteed term account for accounting and interest rate purposes each time the contract owner allocates or transfers amounts to the guaranteed term account guarantee period option.


Renewals. At the end of a guarantee period, the contract owner may establish a new guarantee period with the same guarantee period at the then current interest rate, select a different guaranteed term account guarantee period option or transfer the amounts to a variable annuity account option, or the general account or those amounts may be withdrawn from the contract (though such amounts withdrawn may be subject to a CDSC). You may make your election during the period 30 days prior to or immediately following the renewal date of each guarantee period without having the market value adjustment applied. If a renewal date falls on a non-valuation date, the next following valuation date shall be used.

If the contract owner does not specify the guarantee period option desired at the time of renewal, Minnesota Life will automatically renew the funds held in that guarantee period option for the same duration at the newly established interest rate, provided, however, that we will select a period which does not extend beyond the maturity date previously elected in the contract. The interest rate applicable to the new guarantee period may be higher or lower than the interest rate which was credited to the expired guarantee period. If, at the time of renewal, a guarantee period of the same duration is no longer available, Minnesota Life will select the next shortest available guarantee period. If no guarantee period of the guaranteed term account is available, we will allocate the funds to be renewed to the general account.

Market Value Adjustment. Amounts surrendered, withdrawn, transferred or applied to provide annuity payments from a guarantee period of the guaranteed term account prior to the renewal date may be subject to a market value adjustment. The market value adjustment may increase or decrease the amount of the guarantee period value which is being transferred, withdrawn or surrendered.

The market value adjustment will be calculated by multiplying the amount transferred, withdrawn, or surrendered by the market value adjustment factor. The market value adjustment factor is equal to:

                        (1 + i)
                                         (n/12)
                    ----------------
                 [  (1 + j + .0025)   ]         -1

where    i     =     Treasury Rate for the week prior to the date of allocation into the guarantee term account for a maturity equal to the guarantee period.
         j     =     Treasury Rate for the week prior to the date of surrender, withdrawal, transfer or application to provide annuity
                     payments with a maturity equal to the number of whole months remaining in the guarantee period.
         n     =     the number of whole months remaining in the guarantee
                     period.

If a Treasury Rate maturity is not available for the necessary period, we will determine the rate by linear interpolation based on the Treasury Rates with maturity closest to the period being measured. If Treasury Rates are no longer available we will use an appropriate rate approved by the insurance department of the state which has jurisdiction over the contract.

We guarantee that the amount of the market value adjustment will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate for the guarantee period.

There will be no market value adjustment in the following situations:

     (a) transfers, withdrawals, surrenders and amounts applied to provide annuity payments occurring within 30 days prior to or immediately following the renewal date of each guarantee period;

     (b) amounts payable as a death benefit; and

     (c) amounts withdrawn from the guaranteed term account to pay any annual maintenance fee, transfer charge or periodic charges if any, for optional benefit riders.

However, amounts withdrawn or surrendered may be subject to the contingent deferred sales charge.

Transfers. Prior to the annuity commencement date, the contract owner may transfer amounts between or among the guarantee periods of the guaranteed term account or from a guarantee period to the variable annuity account or general account options. The market value adjustment, if applicable, will be applied or deducted from the amount remaining in the contract value. For further information, see the heading "Transfers" in this Prospectus.

The contract owner must specify the guarantee period from or to which a transfer is to be made.

Withdrawals. The contract owner may make withdrawals of, or may surrender amounts held in guarantee periods of the guaranteed term account at any time prior to death and prior to the start of annuity payments. Withdrawals from guarantee periods of the guaranteed term account will be made in the same manner and be subject to the same limitations as set forth under the heading "Withdrawals and Surrender" in this Prospectus. In addition, the following provisions apply to withdrawals from the guarantee periods of the guaranteed term account:

     (1) Minnesota Life reserves the right to defer payment of amounts withdrawn from guarantee periods of the guaranteed term account for up to six months from the date it receives the written withdrawal request (if a withdrawal is deferred for more than 30 days pursuant to this right, Minnesota Life will pay interest on the amount deferred at a rate not less than the minimum guaranteed interest rate as stated in your contract);

     (2) if there are multiple investment entries under a guarantee period of the guaranteed term account, amounts will be withdrawn from such accounts on a first-in-first-out basis; and

     (3) the market value adjustment described above may apply to withdrawals from any guarantee period of the guarantee term account.

In the case of a contract surrender, the market value adjustment to each guarantee period option, if applicable, will be calculated using the full amount in that guarantee period option, and the amount of the adjustment will be added to or subtracted from such amount and paid to the owner. In the case of a withdrawal, the market value adjustment to each guarantee period option affected by the withdrawal will be calculated using the full amount to be taken from that guarantee period in order to provide the amount requested, after application of the adjustment and deduction of applicable charges, and the amount of the adjustment will be added to or subtracted from the contract value remaining after payment of the requested amount.

Withdrawals from the contract may also be subject to income tax and a 10% penalty tax. Retirement plan limitations may also apply. See the heading "Federal Tax Status", in this Prospectus.


VOTING RIGHTS


We will vote the portfolio shares held in the variable annuity account at shareholder meetings of the portfolios. We will vote shares attributable to contracts in accordance with instructions received from contract owners with voting interests in each sub-account of the variable annuity account. We will vote shares for which no instructions are received and shares not attributable to contracts in the same proportion as shares for which instructions have been received. The number of votes for which a contract owner may provide instructions will be calculated separately for each sub-account of the variable annuity account. If applicable laws should change so that we were allowed to vote shares in our own right, then we may elect to do so.

During the accumulation period, you hold the voting interest in the contract. The number of votes will be determined by dividing the contract value of the contract attributable to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account.


During the annuity period the annuitant holds the voting interest in the contract. The number of votes will be determined by dividing the reserve for each contract allocated to each sub-account of the variable annuity account by the net asset value per share of the portfolio shares held by that sub-account. After an annuity begins, the votes attributable to any particular contract will decrease as the reserves decrease. In determining any voting interest, we count fractional shares.


We shall notify you or the annuitant of a portfolio shareholders' meeting if the contract has shares to vote. We will also send proxy materials and a form of instruction so that you can instruct us with respect to voting.


FEDERAL TAX STATUS

INTRODUCTION


Our tax discussion in this Prospectus is general in nature and is not intended as tax advice. You should consult a competent tax adviser. We make no attempt to consider any applicable state or other tax laws. In addition, this discussion is based on our understanding of federal income tax laws as they are currently interpreted. We make no representation regarding the likelihood of continuation of current income tax laws or the current interpretations of the Internal Revenue Service ("IRS"). The contract may be purchased on a non-tax qualified basis or purchased and used in connection with certain retirement arrangements entitled to special income tax treatment under Sections 401(a), 403(b), 408(b), 408A or 457 of the Code. The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments, and on the economic benefit to the contract owner, the annuitant, or the beneficiary(ies) may depend on the tax status of the individual concerned.


THE COMPANY'S TAX STATUS


We are taxed as a "life insurance company" under the Internal Revenue Code (the "Code"). The operations of the variable annuity account form a part of, and are taxed with, our other business activities. Currently, we pay no federal income tax on any investment income received by the variable annuity account or on capital gains arising from the variable annuity account's activities. The variable annuity account is not taxed as a "regulated investment company" under the Code and we do not anticipate any change in that tax status.


TAXATION OF ANNUITY CONTRACTS IN GENERAL


Section 72 of the Code governs taxation of nonqualified annuities in general and some aspects of qualified programs. No taxes are generally imposed on increases in the value of a contract until distribution occurs, either in the form of a payment in a single sum or as annuity payments under the annuity option elected. As a general rule, annuity contracts held by an entity (such as a corporation or trust) that is not a natural person are not treated as annuity contracts for federal tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There is an exception to this general rule for annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408 or 408A of the Code.


There is also an exception to this general rule for immediate annuity contracts. An immediate annuity contract for these purposes is an annuity: (i) purchased with a single premium or annuity consideration, (ii) the annuity starting date of which commences within one year from the date of the purchase of the annuity, and (iii) which provides for a series of substantially equal periodic payments (to be made not less frequently than annually) during the annuity period. Corporations, trusts and other similar entities, other than natural persons, seeking to take advantage of this exception for immediate annuity contracts should consult with a tax adviser.


DIVERSIFICATION REQUIREMENTS


Section 817(h) of the Code authorizes the Treasury Department to set standards by regulation or otherwise for the investments of the variable annuity account to be "adequately diversified" in order for the contract to be treated as an annuity contract for federal tax purposes. The diversification requirements of
Section 817(h) do not apply to annuity contracts which are held under a plan described in Sections 401(a), 403(a), 403(b), 408, 408A or 457(b) of the Code.

The variable annuity account, through the fund portfolios, intends to comply with the diversification requirements prescribed in Regulations Section 1.817-5, which affect how the portfolio's assets may be invested. Although the investment adviser of the Advantus Fund is an affiliate of ours, we do not control the Advantus Fund nor the investments of its portfolios. Nonetheless, we believe that each portfolio of the Advantus Fund in which the variable annuity account owns shares will be operated in compliance with the requirements prescribed by the Treasury Department. Contract owners bear the risk that the entire contract could be disqualified as an annuity contract under the Code due to the failure of the variable annuity account to be deemed to be "adequately diversified".


OWNERSHIP TREATMENT


In connection with its issuance of temporary and proposed regulations under
Section 817(h) in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the contract owner), rather than the insurance company to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the contract owner). In Revenue Ruling 2003-91, the IRS provided such guidance by describing the circumstances under which the owner of a variable contract will not possess sufficient control over the assets underlying the contract to be treated as the owner of those assets for federal income tax purposes. Under the contracts in Rev. Rul. 2003-91, there was no arrangement, plan, contract or agreement between an owner and the insurance company regarding the availability of a particular investment option and other than an owner's right to allocate premiums and transfer funds among the available sub-accounts, all investment decisions concerning the sub-accounts were made by the insurance company or an advisor in its sole and absolute discretion. Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract will depend on all of the facts and circumstances.

Minnesota Life does not believe that the ownership rights of a contract owner under the contract would result in any contract owner being treated as the owner of the assets of the variable annuity account under Rev. Rul. 2003-91. However, Minnesota Life does not know whether additional guidance will be provided by the IRS on this issue and what standards may be contained in such guidance. Minnesota Life therefore reserves the right to modify the contract as necessary to attempt to prevent a contract owner from being considered the owner of a pro-rata share of the assets of the variable annuity account.


TAXATION OF PARTIAL AND FULL WITHDRAWALS


For payments made in the event of a full surrender of an annuity that is not part of a qualified program, the taxable portion of the amount you receive is generally the amount in excess of the "investment in the contract" (i.e., purchase payments less any amounts previously received from the contract which were not included in income). Amounts withdrawn upon a partial withdrawal from a variable annuity contract that is not part of a qualified program are treated first as taxable income to the extent of the excess of the contract value over the investment in the contract. All taxable amounts received under an annuity contract are subject to tax at ordinary rather than capital gain tax rates.


In the case of a withdrawal under an annuity that is part of a tax-qualified retirement plan, a portion of the amount received is taxable based on the ratio of the "investment in the contract" to the individual's balance in the retirement plan, generally the value of the annuity. The "investment in the contract" generally equals the portion of any deposits made by or on behalf of an individual under an annuity which was neither deductible when made nor excludable from the gross income of the individual. For annuities issued in connection with qualified plans, the "investment in the contract" can be zero.


TAXATION OF ANNUITY PAYMENTS


The taxable portion of a fixed annuity payment is generally equal to the excess of the payment over the exclusion amount. The exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected return under the contract (determined under Treasury Department regulations). In the case of variable annuity payments, the exclusion amount is generally determined by a formula that establishes the ratio of the investment in the contract to the expected number of payments to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). The taxable portion of an annuity payment is taxed at ordinary income rates. Once the total amount of the investment under the contract is excluded using this ratio, annuity payments will be fully taxable.


TAXATION OF DEATH BENEFIT PROCEEDS


Death benefit payments are generally taxable to the recipient. Death benefits paid upon the death of a contract owner generally, are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract, as described above, or (2) if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above. For these purposes, the investment in the contract is not affected by the owner's death. That is, the investment in the contract remains the amount of any purchase payments paid which were not excluded from gross income.


PENALTY TAX ON PREMATURE DISTRIBUTIONS


The Code imposes a 10% penalty tax on the taxable portion of certain distributions from annuity contracts. This additional tax does not apply where the payment is made under an immediate annuity contract, as defined above, or:


     - where the taxpayer is 59 1/2 or older,

     - where payment is made on account of the taxpayer's disability, or

     - where payment is made by reason of the death of the owner, and

     - in certain other circumstances.


The Code also provides an exception to the penalty tax for distributions, in periodic payments, of substantially equal installments (not less frequently than annually), where they are made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and beneficiary. For qualified plans, this exception to the 10% additional tax applies only if payments begin after separation from service.


For some types of qualified plans, other tax penalties may apply to certain distributions.


AGGREGATION OF CONTRACTS


For purposes of determining a contract owner's gross income, the Code provides that all nonqualified deferred annuity contracts issued by the same company (or its affiliates) to the same contract owner during any calendar year shall be treated as one annuity contract. Additional rules may be promulgated under this provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.


ASSIGNMENT OR PLEDGES


Transfers, assignments and certain designations of annuitants can have tax consequences. A transfer of ownership of a contract, a pledge of any interest in a contract as security for a loan, the designation of an annuitant or other payee who is not also the contract owner, or the assignment of the contract may result in certain income or gift tax consequences to the contract owner that are beyond the scope of this discussion. If you are contemplating such a transfer, pledge, designation or assignment, you should consult a competent tax adviser about its potential tax effects.

REQUIRED DISTRIBUTIONS

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any nonqualified contract issued after January 18, 1985 to provide that:

     (a) if an owner dies on or after the annuity starting date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner's death; and

     (b) if an owner dies prior to the annuity starting date, the entire interest in the contract must be distributed within five years after the date of the owner's death.

The requirements of (b) above will be considered satisfied with respect to any portion of the owner's interest which is payable to or for the benefit of a "designated beneficiary" who is a natural person, is distributed over the life of that beneficiary or over a period not extending beyond the life expectancy of that beneficiary and such distributions begin within one year of that owner's death. The owner's "designated beneficiary", who must be a natural person, is the person designated by the owner as a beneficiary. If the owner's "designated beneficiary" is the surviving spouse of the owner, however, the contract may be continued with the surviving spouse as the new owner.


Nonqualified contracts issued after January 18, 1985 contain provisions which are intended to comply with the requirements of Section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code Section 72(s) when clarified by regulation or otherwise.


Similar rules apply to qualified contracts.


POSSIBLE CHANGES IN TAXATION


Although the likelihood of there being any change is uncertain, there is always the possibility that the tax treatment of the contracts could change by legislation or other means. Moreover, it is also possible that any change could be retroactive (that is, taking effect before the date of the change). You should consult a tax adviser with respect to legislative developments and their effect on the contract.


TAX QUALIFIED PROGRAMS


The contract is designed for use with several types of retirement plans that qualify for special tax treatment. The tax rules applicable to participants and beneficiaries in retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from:

     - contributions in excess of specified limits;

     - distributions prior to age 59 1/2 (subject to certain exceptions);

     - distributions that do not conform to specified minimum distribution rules; and

     - other specified circumstances.


We make no attempt to provide more than general information about the use of annuities with the various types of retirement plans. The rights of any person to any benefits under annuity contracts purchased in connection with these plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the annuity issued in connection with such a plan. Some retirement plans are subject to transfer restrictions, distribution and other requirements that are not incorporated into our annuity administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the contracts comply with applicable law. If you intend to purchase a contract for use with any retirement plan you should consult your legal counsel and tax adviser regarding the suitability of the contract.


Any annuity contract that is part of a qualified retirement plan must comply with the required minimum distribution (RMD) provisions of the Code, and the implementing regulations. A failure to comply with the RMD requirements will generally result in the imposition of an excise tax on the recipient equal to 50% of the amount by which the RMD exceeds the amount actually distributed. The IRS is currently considering a change to the RMD regulations that would treat any partial withdrawal from your qualified retirement plan contract after annuity payments have begun after the required beginning date as a violation of the RMD requirements. Should this change be adopted, we will notify any holder of a contract issued under a qualified plan who requests such a partial withdrawal of the effects of such a withdrawal on the contract prior to processing the withdrawal.


For qualified plans under Sections 401(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the owner (or plan participant): (i) reaches age 70 1/2, or (ii) if later retires; and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. For IRAs described in Section 408, distributions generally must commence no later than April 1 of the calendar year following the calendar year in which the owner (or plan participant) reaches age 70 1/2. Roth IRAs under Section 408A do not require distributions at any time prior to the owner's death.


WITHHOLDING


In general, distributions from annuity contracts are subject to federal income tax withholding unless the recipient elects not to have tax withheld. Some states have enacted similar rules. Different rules may apply to payments delivered outside the United States.

The Code generally allows the rollover of most distributions to and from tax-qualified plans, Section 403(b) annuities, individual retirement plans and eligible deferred compensation plans of state or local governments under Section 457(b). Distributions which may not be rolled over are those which are:

     - one of a series of substantially equal annual (or more frequent) payments made:

       -- over the life or life expectancy of the employee,

       -- over the joint lives or joint life expectancies of the employee and the employee's designated beneficiary, or

       -- for a specified period of ten years or more,

     - a required minimum distribution,

     - a hardship distribution, or

     - the non-taxable portion of a distribution.

Any distribution eligible for rollover, which may include payment to an employee, an employee's surviving spouse, or an ex-spouse who is an alternate payee, will be subject to federal tax withholding at a 20% rate unless the distribution is made as a direct rollover to a tax-qualified plan or to an individual retirement account or annuity. It may be noted that amounts received by individuals which are eligible for rollover may still be placed in another tax-qualified plan or individual retirement account or individual retirement annuity if the transaction is completed within 60 days after the distribution has been received. However a taxpayer must replace withheld amounts with other funds in order to avoid taxation on the amount previously withheld.


SEE YOUR OWN TAX ADVISER


The foregoing summary of the federal income tax consequences under these contracts is not exhaustive. The benefits and features of this contract, when owned by employer provided welfare benefit arrangements or other types of special purpose entities, may impact any unique tax aspects such arrangements or entities may enjoy. Special rules are provided with respect to situations not discussed here. Should a plan lose its qualified status, employees will lose some of the tax benefits described. Statutory changes in the Code with varying effective dates, and regulations adopted thereunder may also alter the tax consequences of specific factual situations. Due to the complexity of the applicable laws, tax advice may be needed by a person contemplating the purchase of a variable annuity contract or exercising elections under such a contract. For further information you should consult a tax adviser.


PERFORMANCE DATA


From time to time the variable annuity account may publish advertisements containing performance data relating to its sub-accounts. In the case of the money market portfolio, the variable annuity account will publish yield or effective yield quotations for a seven-day or other specified period. In the case of the other portfolios, performance data will consist of average annual total return quotations for one year, five year and ten year periods and for the period when the portfolios first became available to the variable annuity account. Such performance data may be accompanied by cumulative total return quotations for the comparable periods. For periods prior to the date of this Prospectus the quotations will be based on the assumption that the contract described herein was issued when the underlying portfolios first became available to the variable annuity account under other contracts issued by us. The money market portfolio may also quote such average annual and cumulative total return figures. Performance figures used by the variable annuity account are based on historical information of the portfolios for specified periods, and the figures are not intended to suggest that such performance will continue in the future. Performance figures of the variable annuity account will reflect charges made pursuant to the terms of the contracts offered by this Prospectus and charges of underlying funds. More detailed information on the computations is set forth in the Statement of Additional Information.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information, which contains additional information including financial statements, is available from us at your request. The table of contents for that Statement of Additional Information is as follows:
       General Information and History
       Distribution of Contract
       Performance Data
       Auditors
       Registration Statement
       Financial Statements

APPENDIX A -- CONDENSED FINANCIAL INFORMATION AND FINANCIAL STATEMENTS

The financial statements of the variable annuity account and the consolidated financial statements of Minnesota Life Insurance Company may be found in the Statement of Additional Information.

1.20% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................  4,050,332
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    507,973
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................  1,402,754
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................  3,383,922
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................  2,612,510
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    950,460
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    138,031
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................    260,103

Page A-1

1.20% Variable Account Charge Continued


                                           2003
                                           ----
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     87,532
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     37,859
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    261,738
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................  2,352,141
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    312,590
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................  1,141,186
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................  3,848,018
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.36
  Number of units outstanding at end of
     period............................  1,038,040

                                                                        Page A-2

1.20% Variable Account Charge Continued


                                           2003
                                           ----
FRANKLIN LARGE CAP GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    195,555
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    416,055
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    287,026
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................    299,235
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................    320,021
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.14
  Number of units outstanding at end of
     period............................     75,843
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................    211,619
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................    229,166

Page A-3

1.20% Variable Account Charge Continued


                                           2003
                                           ----
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    105,746
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    780,498
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    146,463
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    289,222
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    998,460
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.40
  Number of units outstanding at end of
     period............................    223,759
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    184,694
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................  1,007,114

                                                                        Page A-4

1.20% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................     21,906
PUTNAM NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     93,432
PUTNAM VT VOYAGER FUND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     85,961
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    202,627
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     45,797
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     53,413
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     89,344
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................    182,287
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(d)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     46,268

Page A-5

1.20% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     52,097
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................    209,044
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.38
  Number of units outstanding at end of
     period............................  1,620,424
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.50
  Number of units outstanding at end of
     period............................    250,685
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     50,270
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................    247,050
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.41
  Number of units outstanding at end of
     period............................    529,377
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(j)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     69,674

                                                                        Page A-6

1.35% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.04
  Number of units outstanding at end of
     period............................  2,310,981
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    317,549
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    580,863
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................    824,412
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................  1,619,373
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    550,986
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    118,549
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................     15,941
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     66,889

Page A-7

1.35% Variable Account Charge Continued


                                           2003
                                           ----
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     32,726
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    167,610
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................  1,564,450
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    149,145
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................    259,738
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................  2,223,503
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.36
  Number of units outstanding at end of
     period............................    690,554
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    100,484

                                                                        Page A-8

1.35% Variable Account Charge Continued


                                           2003
                                           ----
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................    200,483
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    181,452
TEMPLETON DEVELOPING MARKETS SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.46
  Number of units outstanding at end of
     period............................    151,859
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................     54,872
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.14
  Number of units outstanding at end of
     period............................     75,522
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................    147,893
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................     78,861
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................     56,086

Page A-9

1.35% Variable Account Charge Continued


                                           2003
                                           ----
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    468,745
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    237,605
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................    342,724
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    826,137
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.40
  Number of units outstanding at end of
     period............................    210,842
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     76,447
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    812,657
PUTNAM VT NEW OPPORTUNITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................     42,463

                                                                       Page A-10

1.35% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    127,845
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     22,527
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................    345,832
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     33,590
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     88,941
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................        198
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     65,760
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(d)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     43,478
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     79,652

Page A-11

1.35% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................     70,932
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.38
  Number of units outstanding at end of
     period............................    808,741
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.50
  Number of units outstanding at end of
     period............................    108,900
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................        189
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     24,776
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.41
  Number of units outstanding at end of
     period............................    194,880
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(j)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     16,664

                                                                       Page A-12

1.45% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.04
  Number of units outstanding at end of
     period............................    750,598
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................     52,629
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    116,690
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................    383,955
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................    266,265
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    176,170
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     20,585
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................      1,687

Page A-13

1.45% Variable Account Charge Continued


                                           2003
                                           ----
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     41,381
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................    584,173
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     21,199
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................     85,547
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    696,476
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.36
  Number of units outstanding at end of
     period............................    181,032
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     11,918
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................     21,103

                                                                       Page A-14

1.45% Variable Account Charge Continued


                                           2003
                                           ----
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     65,954
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.46
  Number of units outstanding at end of
     period............................     36,575
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................     11,339
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................      5,716
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     22,559
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................     28,823
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................        874
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................    129,839

Page A-15

1.45% Variable Account Charge Continued


                                           2003
                                           ----
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................      2,937
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................      3,587
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    285,507
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.40
  Number of units outstanding at end of
     period............................     33,621
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    233,715
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................      1,392
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     20,087
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................     79,508
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................        501

                                                                       Page A-16

1.45% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     12,448
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      7,230
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................        945
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.38
  Number of units outstanding at end of
     period............................    264,972
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.50
  Number of units outstanding at end of
     period............................      6,416
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.41
  Number of units outstanding at end of
     period............................     24,978

Page A-17

1.50% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     70,134
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     15,400
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     91,140
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................     16,001
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     35,702
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     55,148
AIM V.I. DENT DEMOGRAPHIC TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................      6,436
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................      9,246
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................     86,407

                                                                       Page A-18

1.50% Variable Account Charge Continued


                                           2003
                                           ----
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     36,548
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................     97,430
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.39
  Number of units outstanding at end of
     period............................     21,169
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.32
  Number of units outstanding at end of
     period............................     45,803
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................      6,259
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.45
  Number of units outstanding at end of
     period............................     25,022
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................     12,765
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     36,726

Page A-19

1.50% Variable Account Charge Continued


                                           2003
                                           ----
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     49,273
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................     11,407
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................      4,438
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................     25,644
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     11,128
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     27,374
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................      4,569
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................      2,269

                                                                       Page A-20

1.50% Variable Account Charge Continued


                                           2003
                                           ----
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................      6,792
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      4,548
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      4,978
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................      4,940
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................     31,368
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.48
  Number of units outstanding at end of
     period............................      6,218
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      1,493
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     12,510

Page A-21

1.55% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.04
  Number of units outstanding at end of
     period............................  2,702,270
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................    591,118
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    609,821
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................  1,262,419
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................  1,373,027
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................  1,138,867
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     75,989
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................    116,194
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     53,077

                                                                       Page A-22

1.55% Variable Account Charge Continued


                                           2003
                                           ----
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     26,313
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    346,355
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................  2,640,287
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    231,651
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................  1,179,277
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................  3,670,197
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.36
  Number of units outstanding at end of
     period............................    800,692
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     62,173

Page A-23

1.55% Variable Account Charge Continued


                                           2003
                                           ----
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................    343,529
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    395,889
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.46
  Number of units outstanding at end of
     period............................    356,071
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................    286,543
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................    269,977
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................     66,911
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................    112,029
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................    148,821

                                                                       Page A-24

1.55% Variable Account Charge Continued


                                           2003
                                           ----
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.28
  Number of units outstanding at end of
     period............................    842,764
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    215,469
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................     34,282
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................  1,453,081
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.40
  Number of units outstanding at end of
     period............................     67,646
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................    169,121
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................  1,018,294
PUTNAM VT NEW OPPORTUNITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     33,779

Page A-25

1.55% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     45,929
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     37,809
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................    429,513
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     25,563
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     47,240
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     60,523
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................    948,351
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(d)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     51,899
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................    582,491

                                                                       Page A-26

1.55% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................    205,535
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.38
  Number of units outstanding at end of
     period............................  1,370,209
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     38,833
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................    108,753
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.41
  Number of units outstanding at end of
     period............................    370,380
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.50
  Number of units outstanding at end of
     period............................    224,892
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     86,562

Page A-27

1.60% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................    191,359
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     55,230
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................     57,536
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     30,191
AMERICAN CENTURY ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................    181,244
FIDELITY VIP FUNDS: EQUITY INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................    220,804
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................     66,625
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     71,714

                                                                       Page A-28

1.60% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     57,509
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     93,002

Page A-29

1.65% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     20,302
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................      8,283
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................      3,861
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................     26,145
FIDELITY VIP FUNDS: EQUITY INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................     32,295
TEMPLETON DEVELOPING MARKETS SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.45
  Number of units outstanding at end of
     period............................      3,934
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     13,004

                                                                       Page A-30

1.65% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     14,631
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................     11,995

Page A-31

1.70% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................  1,538,397
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................    382,795
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................  1,181,325
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................    233,527
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................    911,037
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................    441,220
AIM V.I. AGGRESSIVE GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................      5,610
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................    142,812
AIM V.I. PREMIER EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................     15,983

                                                                       Page A-32

1.70% Variable Account Charge Continued


                                           2003
                                           ----
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    151,402
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................    922,992
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    124,726
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................    363,140
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................  1,354,249
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.39
  Number of units outstanding at end of
     period............................    510,083
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     83,011
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................    192,554

Page A-33

1.70% Variable Account Charge Continued


                                           2003
                                           ----
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................    115,090
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.44
  Number of units outstanding at end of
     period............................    111,633
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................    198,162
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.16
  Number of units outstanding at end of
     period............................     51,163
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.35
  Number of units outstanding at end of
     period............................     67,640
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.15
  Number of units outstanding at end of
     period............................     76,183
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     44,910
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................    394,464

                                                                       Page A-34

1.70% Variable Account Charge Continued


                                           2003
                                           ----
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................    100,149
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     58,135
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................    290,214
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................    104,616
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     43,510
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................    306,210
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................     27,837
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     23,408
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................    123,192

Page A-35

1.70% Variable Account Charge Continued


                                           2003
                                           ----
VAN KAMPEN EMERGING GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................      7,356
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................    395,110
W&R TARGET CORE EQUITY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     35,621
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(d)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................    247,588
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................     43,064
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    864,650
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     55,649
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................    143,928
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................    197,520

                                                                       Page A-36

1.70% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................    227,043
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(j)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................    127,229

Page A-37

1.75% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     21,470
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................     20,053
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     20,383
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     20,548
MFS MID CAP GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     12,851
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     20,112
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     20,812

                                                                       Page A-38

1.80% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................    606,327
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................    298,072
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................    238,921
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................    110,908
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................    489,780
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................    202,336
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................    183,190
AIM V.I. DENT DEMOGRAPHICS TRENDS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................      1,523
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................    365,394

Page A-39

1.80% Variable Account Charge Continued


                                           2003
                                           ----
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................    315,964
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     89,104
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     31,453
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................  1,012,038
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.39
  Number of units outstanding at end of
     period............................    119,847
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     28,875
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     96,092
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     68,184

                                                                       Page A-40

1.80% Variable Account Charge Continued


                                           2003
                                           ----
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.44
  Number of units outstanding at end of
     period............................     21,598
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     19,471
JANUS ASPEN: CAPITAL APPRECIATION
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.16
  Number of units outstanding at end of
     period............................     19,389
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.35
  Number of units outstanding at end of
     period............................     10,959
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.14
  Number of units outstanding at end of
     period............................     39,578
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     10,124
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................    109,399
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................     19,267

Page A-41

1.80% Variable Account Charge Continued


                                           2003
                                           ----
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................    477,837
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     59,390
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     18,878
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................    131,743
PUTNAM VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................     30,226
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................     17,253
VAN KAMPEN GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     18,703
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................     23,813

                                                                       Page A-42

1.80% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    115,030
W&R TARGET MICRO CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(g)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     21,043
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................      3,745
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................    204,082

Page A-43

1.85% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     23,698
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................      5,279
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................      2,246
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................      9,703
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................      5,483
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.18
  Number of units outstanding at end of
     period............................     28,002
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................      8,115
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................     24,229
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.39
  Number of units outstanding at end of
     period............................      1,642

                                                                       Page A-44

1.85% Variable Account Charge Continued


                                           2003
                                           ----
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................      3,085
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................      3,642
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.44
  Number of units outstanding at end of
     period............................      4,173
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.35
  Number of units outstanding at end of
     period............................      1,463
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.14
  Number of units outstanding at end of
     period............................      6,080
MFS MID CAP GROWTH SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................      8,530
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................     13,703
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................      8,413

Page A-45

1.85% Variable Account Charge Continued


                                           2003
                                           ----
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      2,932
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................      4,310
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................      7,300
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................      4,564
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................      5,409
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................     13,582
W&R TARGET SCIENCE AND TECHNOLOGY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      1,722
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................      1,483

                                                                       Page A-46

1.90% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................    376,561
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.30
  Number of units outstanding at end of
     period............................     63,653
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.21
  Number of units outstanding at end of
     period............................     62,372
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    0.99
  Number of units outstanding at end of
     period............................     52,653
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................     57,785
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     66,716
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.12
  Number of units outstanding at end of
     period............................     86,064
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     61,943
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................    287,840

Page A-47

1.90% Variable Account Charge Continued


                                           2003
                                           ----
AMERICAN CENTURY VP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................      2,104
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.24
  Number of units outstanding at end of
     period............................     45,456
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................    380,065
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.39
  Number of units outstanding at end of
     period............................     49,020
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.20
  Number of units outstanding at end of
     period............................     15,530
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.31
  Number of units outstanding at end of
     period............................     25,921
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.19
  Number of units outstanding at end of
     period............................     19,356
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.44
  Number of units outstanding at end of
     period............................     15,802

                                                                       Page A-48

1.90% Variable Account Charge Continued


                                           2003
                                           ----
JANUS ASPEN: BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................      2,256
JANUS ASPEN: INTERNATIONAL GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.35
  Number of units outstanding at end of
     period............................      4,515
MFS INVESTORS GROWTH STOCK SERIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.14
  Number of units outstanding at end of
     period............................      2,129
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.27
  Number of units outstanding at end of
     period............................    101,609
MFS VALUE SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.22
  Number of units outstanding at end of
     period............................     11,772
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     25,715
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     73,462
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................     12,267

Page A-49

1.90% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT GROWTH AND INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.23
  Number of units outstanding at end of
     period............................     10,809
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.26
  Number of units outstanding at end of
     period............................    124,721
PUTNAM VT NEW VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.29
  Number of units outstanding at end of
     period............................     23,562
PUTNAM VT VOYAGER SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.17
  Number of units outstanding at end of
     period............................      2,108
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.25
  Number of units outstanding at end of
     period............................     15,785
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     67,338
W&R TARGET GROWTH SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(e)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     36,694
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.13
  Number of units outstanding at end of
     period............................     59,490
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.42
  Number of units outstanding at end of
     period............................    132,095

                                                                       Page A-50

1.90% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     12,910
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.47
  Number of units outstanding at end of
     period............................      3,019
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(j)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     23,650

Page A-51

1.95% Variable Account Charge

                                           2003
                                           ----
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     15,672
INDEX 500 SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     24,581
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................      7,889
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     28,922
AIM V.I. BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.04
  Number of units outstanding at end of
     period............................      7,229
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     22,191
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................     40,022
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     46,011
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................     21,797

                                                                       Page A-52

1.95% Variable Account Charge Continued


                                           2003
                                           ----
MUTUAL SHARES SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     44,180
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................      8,437
W&R TARGET ASSET STRATEGY SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................     13,617
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................     52,374
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     31,773
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................     19,313
W&R TARGET VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(j)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     21,110

Page A-53

2.05% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     45,604
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     10,673
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................      4,376
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................      2,891
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      7,382
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     35,118
FIDELITY VIP FUNDS: CONTRAFUND
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................      3,658
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     47,006
FIDELITY VIP FUNDS: MID CAP
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      2,251

                                                                       Page A-54

2.05% Variable Account Charge Continued


                                           2003
                                           ----
FRANKLIN LARGE CAP GROWTH SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................     15,959
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      7,359
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      2,975
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................     15,693
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................      5,481
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     16,110
W&R TARGET BALANCED SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(c)
  Unit value at end of period..........  $    1.05
  Number of units outstanding at end of
     period............................     26,403
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      8,430

Page A-55

2.05% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     18,812
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................      2,151

                                                                       Page A-56

2.20% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     22,940
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      8,579
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................     30,859
MORTGAGE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     34,924
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      2,399
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     30,745
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     50,879
FRANKLIN SMALL CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      4,074
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................      9,192

Page A-57

2.20% Variable Account Charge Continued


                                           2003
                                           ----
TEMPLETON DEVELOPING MARKETS SECURITIES
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................        554
OPPENHEIMER CAPITAL APPRECIATION/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      8,588
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     15,817
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      5,699
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................      2,197
VAN KAMPEN COMSTOCK SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      8,613
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     25,355
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................      3,728

                                                                       Page A-58

2.30% Variable Account Charge

                                           2003
                                           ----
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     19,782
AMERICAN CENTURY VP INCOME & GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     23,656
FIDELITY VIP FUNDS: EQUITY INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     23,526
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      6,594
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................     14,521
PANORAMA INTERNATIONAL GROWTH/VA
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      6,741
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      7,725
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     13,866

Page A-59

2.30% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET SMALL CAP GROWTH
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(h)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................     17,403
W&R TARGET SMALL CAP VALUE SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(i)
  Unit value at end of period..........  $    1.11
  Number of units outstanding at end of
     period............................     13,625

                                                                       Page A-60

2.40% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     22,242
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      8,026
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................      2,063
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      3,832
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     26,327
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     32,434
TEMPLETON DEVELOPING MARKETS
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.10
  Number of units outstanding at end of
     period............................      2,679
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................     12,326
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................      2,640

Page A-61

2.40% Variable Account Charge Continued


                                           2003
                                           ----
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     12,794
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................     12,100

                                                                       Page A-62

2.55% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     17,871
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      2,926
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................     12,472
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     10,693
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     18,447
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................      2,889
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................      6,363
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      7,503

Page A-63

2.55% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................      2,872

                                                                       Page A-64

2.65% Variable Account Charge

                                           2003
                                           ----
BOND SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.01
  Number of units outstanding at end of
     period............................     37,605
INDEX 400 MID-CAP SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................      8,371
MONEY MARKET SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.00
  Number of units outstanding at end of
     period............................     19,582
REAL ESTATE SECURITIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.06
  Number of units outstanding at end of
     period............................      2,730
AMERICAN CENTURY VP ULTRA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     28,708
FIDELITY VIP FUNDS: EQUITY-INCOME
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.08
  Number of units outstanding at end of
     period............................     42,555
MFS NEW DISCOVERY SERIES SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.02
  Number of units outstanding at end of
     period............................      9,218
OPPENHEIMER HIGH INCOME/VA SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.03
  Number of units outstanding at end of
     period............................     13,838
PUTNAM VT INTERNATIONAL EQUITY
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(a)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     14,292

Page A-65

2.65% Variable Account Charge Continued


                                           2003
                                           ----
W&R TARGET INTERNATIONAL SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(b)
  Unit value at end of period..........  $    1.07
  Number of units outstanding at end of
     period............................     10,693
W&R TARGET INTERNATIONAL II
  SUB-ACCOUNT:
  Unit value at beginning of period....  $    1.00(f)
  Unit value at end of period..........  $    1.09
  Number of units outstanding at end of
     period............................      3,392

(a) Period from January 13, 2003, commencement of operations, to December 31, 2003.

(b) Period from September 22, 2003, commencement of operations, to December 31, 2003.

(c) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Asset Allocation Portfolio.

(d) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Core Equity Portfolio.

(e) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Growth Portfolio.

(f) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund International Stock Portfolio.

(g) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Micro-Cap Growth Portfolio.

(h) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Small Company Growth Portfolio.

(i) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Small Company Value Portfolio.

(j) Prior to September 22, 2003 the sub-account invested in Advantus Series Fund Value Stock Portfolio.

                                                                       Page A-66

APPENDIX B -- ILLUSTRATION OF VARIABLE ANNUITY VALUES

The illustration included in this Appendix shows the effect of investment performance on the monthly variable annuity income. The illustration assumes a gross investment return of: 0.00%, 6.87% and 10.00%.


For illustration purposes, an average annual expense equal to 2.37% of the average daily net assets is deducted from the gross investment return to determine the net investment return. The net investment return is then used to project the monthly variable annuity incomes. The average expense charge of 2.37% includes: 1.20% for mortality and expense risk, .15% for administrative fee and an average of 1.02% for the fund management fee, other fund expenses, and distribution fee. The average is calculated from the Total Annual Portfolio Company Operating Expenses table found in the front of this Prospectus and is based on the total annual portfolio operating expenses with waivers or reductions applied.


The gross and net investment rates are for illustrative purposes only and are not a reflection of past or future performance. Actual variable annuity income will be more or less than shown if the actual returns are different than those illustrated.


The illustration assumes 100% of the assets are invested in the sub-account(s) of the variable annuity account. For comparison purposes, if you applied the amount of your contribution to a fixed annuity on the quotation date of this illustration, your fixed annuity income, would be $630.74. The illustration assumes an initial interest rate, used to determine the first variable payment of 4.50%. After the first variable annuity payment future payments will increase if the annualized net rate of return exceeds the initial interest rate, and will decrease if the annualized net rate of return is less than the initial interest rate.


The illustration provided is for a male, age 65, selecting a life and 10 year certain annuity option with $100,000 of non-qualified funds, residing in the State of Minnesota. This illustration is based on average fund expenses. Upon request, a similar illustration specific to your situation and fund election may be available.

Page B-1

                         VARIABLE ANNUITY INCOME DETAIL

PREPARED FOR: Client
PRESENTED BY: Minnesota Life Insurance
 Company
ANNUITIZATION OPTION: 10 Year Certain with
 Life Contingency
LIFE EXPECTANCY: 20.0 (IRS) 18.1 (ML)
INITIAL MONTHLY INCOME: $663.26
SEX: Male  DATE OF BIRTH: June 1, 1939
ANNUITY COMMENCEMENT: April 1, 2004
FUNDS: Non-Qualified
ISSUE STATE: MN
SINGLE PAYMENT RECEIVED: $100,000.00
AMOUNT ALLOCATED TO VARIABLE: $100,000.00

The monthly variable annuity income amount shown below assumes a constant annual investment return. The net interest rate of 4.50% is used to calculate the initial income amount. Your first payment and subsequent payments will increase or decrease based upon the relationship between the 4.50% interest rate and the performance of the sub-account(s) selected. The investment returns shown are hypothetical and not a representation of future returns.

                                                                                MONTHLY INCOME ASSUMING
                                                                                 ANNUAL RATE OF RETURN
                                                                      -------------------------------------------
                                                  BEGINNING           0.00% GROSS     6.87% GROSS    10.00% GROSS
DATE                                               OF YEAR     AGE    (-2.37% NET)    (4.50% NET)    (7.63% NET)
----                                              ---------    ---    ------------    -----------    ------------
April 01, 2003................................        1         65        663             663             663
April 01, 2004................................        2         66        620             663             683
April 01, 2005................................        3         67        579             663             704
April 01, 2006................................        4         68        541             663             725
April 01, 2007................................        5         69        505             663             746
April 01, 2008................................        6         70        472             663             769
NOW SHOWING EVERY 2 YEARS:
April 01, 2010................................        8         72        412             663             815
April 01, 2012................................       10         74        360             663             865
April 01, 2014................................       12         76        314             663             918
April 01, 2016................................       14         78        274             663             973
April 01, 2018................................       16         80        239             663           1,033
April 01, 2020................................       18         82        209             663           1,095
April 01, 2022................................       20         84        182             663           1,162
April 01, 2024................................       22         86        159             663           1,233
April 01, 2026................................       24         88        139             663           1,308
April 01, 2028................................       26         90        121             663           1,387
April 01, 2030................................       28         92        106             663           1,471
April 01, 2032................................       30         94         92             663           1,561
April 01, 2034................................       32         96         81             663           1,656
April 01, 2036................................       34         98         70             663           1,756
April 01, 2038................................       36        100         61             663           1,863

IF YOU APPLIED THE AMOUNT OF YOUR CONTRACT VALUE ALLOCATED TO VARIABLE ACCOUNT OPTIONS, INSTEAD TO A FIXED ANNUITY ON THE QUOTATION DATE OF THIS ILLUSTRATION, YOUR FIXED ANNUITY INCOME WOULD BE $657.59.

Net rate of return reflects expenses totaling 2.37%, which consist of the 1.20% variable annuity account mortality and expense risk charge, 0.15% administrative fee and 1.02% for the fund management fee, other fund expenses, and distribution expenses (this is an average with the actual varying from 0.45% to 1.80%).

Minnesota Life MultiOption variable annuities are available through Securian Financial Services, Inc., Securities Dealer, Member NASD/SIPC. This illustration must be accompanied or preceded by the current prospectuses of the variable annuity account and each of the underlying funds. The prospectuses should be read carefully and retained for future reference.

 THE INVESTMENT RETURNS SHOWN ARE HYPOTHETICAL AND ARE NOT A REPRESENTATION OF
                                FUTURE RESULTS.

                THIS IS AN ILLUSTRATION ONLY AND NOT A CONTRACT.

                  PREPARED BY MINNESOTA LIFE INSURANCE COMPANY

                                                                        Page B-2

                    ILLUSTRATION OF MARKET VALUE ADJUSTMENTS

The following are examples of market value adjustment (MVA) calculations using hypothetical Treasury Rates. Amounts withdrawn, surrendered, applied to provide annuity payments, or transferred from the guarantee periods of the guaranteed term account prior to their renewal date may be subject to a market value adjustment. As the examples below illustrate, the MVA may be either a negative or positive value. These examples do not include the effect of any deferred sales charge that may be assessed under the contract upon withdrawal and surrender.


The MVA factor is equal to:

                             (1+i)            (n/12)
                         -------------                 -1
                     [   (1+j+0.0025)    ]

where i = Treasury Rate for the week prior to the date of allocation into the guaranteed term account for a maturity equal to the guarantee period.



       j = Treasury Rate for the week prior to the date of withdrawal, surrender, application to provide annuity payments or transfer with a maturity equal to the number of whole months remaining in the guarantee period.



       n = the number of whole months remaining in the Guarantee Period.


The amount of the MVA will never exceed, in a positive or negative direction, the excess interest earned on the guarantee period from which the withdrawal, surrender, amount applied to provide annuity payments, or transfer is to be made. For this purpose, excess interest is defined as the dollar amount of interest earned on each allocation into a guarantee period of the guaranteed term account in excess of interest earned based on the minimum guaranteed interest rate.


EXAMPLE 1:  NEGATIVE MVA


In this example, the Treasury Rate at the time of the withdrawal is higher than the Treasury Rate as of the date of allocation. Therefore, there is a negative MVA and the resultant payment is reduced by that amount.

MVA factor:

                             (1+0.04)           (49/12)
                         ----------------                 -1
                     [   (1+0.06+0.0025)    ]
                     = -0.083689

For purposes of this example, the Treasury Rate at allocation is 4% and the Treasury Rate at withdrawal is 6%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.


The dollar amount of market value adjustment would be $10,000 X
-0.083689 = -$836.89 and the resultant payment would be $10,000 - $836.89 = $9,163.11.


In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

Page B-3

EXAMPLE 2:  POSITIVE MVA

In this example, the Treasury Rate at the time of the withdrawal is lower than the Treasury Rate as of the date of allocation. Therefore, there is a positive MVA and the resultant payment is increased by that amount.


MVA factor:

                             (1+0.06)           (49/12)
                         ----------------                 -1
                     [   (1+0.04+0.0025)    ]
                     = 0.070340

For purposes of this example, the Treasury Rate at allocation is 6% and the Treasury Rate at withdrawal is 4%. A withdrawal of $10,000 is made from the 5 year guaranteed term account 11 months after the date of allocation.


The dollar amount of market value adjustment would be $10,000 X 0.070340 = $703.40 and the resultant payment would be $10,000 + $703.40 = $10,703.40.


In addition to the market value adjustment, withdrawals and surrenders may be subject to a deferred sales charge as described in the contract. The market value adjustment is done before application of any deferred sales charge.

                                                                        Page B-4

APPENDIX C -- TYPES OF QUALIFIED PLANS

PUBLIC SCHOOL SYSTEMS AND CERTAIN TAX EXEMPT ORGANIZATIONS


Under the Code, Section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes.


Code Section 403(b)(11) restricts the distribution under Code Section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1988; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, severance from employment, disability, or financial hardship. Income attributable to elective contributions may not be distributed in the case of hardship.


INDIVIDUAL RETIREMENT ANNUITIES


Section 408 of the Code permits eligible individuals to contribute to an Individual Retirement Annuity, (an "IRA"). Distributions from certain other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. The sale of a contract for use with an IRA will be subject to special disclosure requirements of the IRS. Purchasers of a contract for use with IRAs will be provided with supplemental information required by the IRS or other appropriate agency. Such purchasers will have the right to revoke their purchase within 7 days of the earlier of the establishment of the IRA or their purchase. A qualified contract issued in connection with an IRA will be amended as necessary to conform to the requirements of the Code. You should seek competent advice as to the suitability of the contract for use with IRAs.


Earnings in an IRA are not taxed until distribution. IRA contributions are subject to certain limits each year and may be deductible in whole or in part depending on the individual's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.


SIMPLIFIED EMPLOYEE PENSION (SEP) IRAS


Employers may establish Simplified Employee Pension (SEP) IRAs under Code
Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general Code rules governing IRAs, such plans are subject to certain Code requirements regarding participation and amounts of contributions.


SIMPLE IRAS


Certain small employers may establish Simple IRAs as provided by Section 408(p) of the Code, under which employees may elect to defer a certain percentage of their compensation (as increased for cost of living adjustments). The sponsoring employer is required to make a matching contribution on behalf of contributing employees. Distributions from a Simple IRA are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions

Page C-1
prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


ROTH IRAS


Section 408A of the Code permits certain eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Contributions to a Roth IRA, which are subject to certain limitations, must be made in cash or as a rollover or conversion from another Roth IRA or a traditional IRA. A rollover from, or conversion of, a traditional IRA to a Roth IRA may be subject to tax, contingent deferred sales charges and other special rules may apply.


Qualified distributions from a Roth IRA, as defined by the Code, generally are excluded from gross income. Qualified distributions include those distributions made more than five years after the taxable year of the first contribution to the Roth IRA, but only if : (1) the annuity owner has reached age 59 1/2; (2) the distribution is paid to a beneficiary after the owner's death; (3) the annuity owner becomes disabled; or (4) the distribution will be used for a first time home purchase and does not exceed $10,000. Non-qualified distributions are includable in gross income only to the extent they exceed contributions made to the Roth IRA. The taxable portion of a non-qualified distribution may be subject to a 10% penalty tax.


In addition, state laws may not completely follow the federal tax treatment of Roth IRAs. You should consult your tax adviser for further information regarding Roth IRAs.


CORPORATE PENSION AND PROFIT-SHARING PLANS AND H.R. 10 PLANS


Code Section 401(a) permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish retirement plans for themselves and their employees. These retirement plans permit the purchase of the contracts to accumulate retirement savings under the plans for employees. Adverse tax or other legal consequences to the plan, to the participant or to both may result if this annuity is assigned or transferred to any individual as a means to provide benefit payments, unless the plan complies with all legal requirements applicable to such benefits prior to transfer of the annuity.


DEFERRED COMPENSATION PLANS


Code Section 457 provides for certain deferred compensation plans. These plans may be offered for service to state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages. With respect to non-governmental Section 457 plans, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer and depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. Under the provisions of the Small Business Job Protection Act of 1996, all of the assets and income of a governmental plan maintained by an eligible employer as a Section 457 plan must be held in trust or in a qualifying custodial account or annuity contract held for the exclusive benefit of plan participants and beneficiaries.

                                                                        Page C-2

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                           VARIABLE ANNUITY ACCOUNT
          CROSS REFERENCE SHEET TO STATEMENT OF ADDITIONAL INFORMATION


                                    FORM N-4

ITEM NUMBER             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION
---------------------   ---------------------------------------------------------------------------
    15.                 Cover Page
    16.                 Cover Page
    17.                 General Information and History
    18.                 Not applicable
    19.                 Not applicable
    20.                 Distribution of Contract
    21.                 Performance Data
    22.                 Not applicable
    23.                 Financial Statements



                            VARIABLE ANNUITY ACCOUNT
               ("VARIABLE ANNUITY ACCOUNT"), A SEPARATE ACCOUNT OF


                        MINNESOTA LIFE INSURANCE COMPANY
                               ("MINNESOTA LIFE")
                             400 ROBERT STREET NORTH
                         ST. PAUL, MINNESOTA 55101-2098
                            TELEPHONE: 1-800-362-3141

                       STATEMENT OF ADDITIONAL INFORMATION

THE DATE OF THIS DOCUMENT AND THE PROSPECTUS IS:  February 21, 2005


This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Variable Annuity Account's current Prospectus, bearing the same date, which may be obtained by calling Minnesota Life Insurance Company at 1-800-362-3141; or writing to Minnesota Life at Minnesota Mutual Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

        General Information and History
        Distribution of Contract
        Performance Data
        Auditors
        Registration Statement
        Financial Statements

                         GENERAL INFORMATION AND HISTORY

The Variable Annuity Account is a separate investment account of the Minnesota Life Insurance Company ("Minnesota Life"), a life insurance company organized under the laws of Minnesota. Minnesota Life was formerly known as The Minnesota Mutual Life Insurance Company ("Minnesota Mutual"), a mutual life insurance company organized in 1880 under the laws of Minnesota. Effective October 1, 1998, Minnesota Mutual reorganized by forming a mutual insurance holding company named "Minnesota Mutual Companies, Inc." Minnesota Mutual continued its corporate existence following conversion to a stock life insurance company named Minnesota Life. Minnesota Life is a subsidiary of Securian Financial Group, Inc. which in turn is a wholly-owned subsidiary of Securian Holding Company, which in turn is a wholly-owned subsidiary of the ultimate parent, Minnesota Mutual Companies, Inc.

                            DISTRIBUTION OF CONTRACT

The contracts will be sold in a continuous offering by our life insurance agents who are also registered representatives of Securian Financial Services, Inc. ("Securian Financial") or other broker-dealers who have entered into selling agreements with Securian Financial. Securian Financial acts as principal underwriter of the contracts. Securian Financial and Advantus Capital Management, Inc. are wholly-owned subsidiaries of Securian Financial Group, Inc. Advantus Capital Management, Inc., is a registered investment adviser and the investment adviser to the following Advantus Series Fund, Inc. Portfolios: Bond, Money Market, Mortgage Securities, Index 500, International Stock, Small Company Growth, Maturing Government Bond, Small Company Value, International Bond, Index 400 Mid-Cap, Micro Cap Growth, Real Estate Securities. Securian Financial is registered as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Amounts paid by Minnesota Life to the underwriter for 2003, 2002 and 2001, were $13,415,829, $10,463,691, and $11,309,746 respectively, for payments to associated dealers on the sale of the contracts, which include other contracts issued through the Variable Annuity Account. The underwriter also receives amounts from the Fund for services provided under a 12b-1 plan of distribution. For providing these distribution services, the underwriter receives a fee of .25% of the average daily net assets of those Portfolios of the Fund which have a 12b-1 fee. Agents of Minnesota Life who are also registered representatives of Securian Financial are compensated directly by Minnesota Life.

                                PERFORMANCE DATA
AVERAGE ANNUAL TOTAL RETURN

Average annual total return figures for the sub-accounts represent the rates of return for the sub-accounts for the specified periods ended December 31, 2003. For periods prior to the date of this Prospectus the figures will be based on the assumption that the contracts described herein were issued when the underlying Portfolios first became available to the Variable Annuity Account. Average annual total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period.

FOR THE FOLLOWING PERIODS, MINNESOTA LIFE VOLUNTARILY ABSORBED THE FEES AND EXPENSES THAT EXCEEDED THE OUTLINED PERCENTAGE OF AVERAGE DAILY NET ASSETS.


                        03/09/1987  05/02/1994  10/01/1997  05/01/1998  01/01/1999  01/01/2000  05/01/2000  01/01/2002  01/01/2003
                             -          -            -          -           -           -           -           -            -
Fund Name               05/01/1994  09/30/1997  04/30/1998  12/31/1998  12/31/1999  04/30/2000  12/31/2001  12/31/2002  12/31/2003
---------               ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Bond
 Sub-Account               0.65%       0.65%       0.65%       0.65%       0.65%        0.65%      0.65%       0.65%       0.70%
Index 400
 Mid-Cap Sub-Account         --          --        0.55%       0.55%       0.45%        0.55%      0.55%       0.55%       1.40%
Index 500
 Sub-Account               0.55%       0.55%       0.55%       0.55%       0.55%        0.55%      0.55%       0.55%       0.55%
International
 Bond Sub-Account            --          --        1.00%       1.00%       1.00%        1.00%      1.00%       1.00%       1.85%
Maturing Government
 Bond 2006 Sub-Account       --        0.40%       0.40%       0.40%       0.85%        0.40%      0.40%       0.40%       1.25%
Maturing Government
 Bond 2010 Sub-Account       --        0.40%       0.40%       0.40%       1.03%        0.40%      0.40%       0.40%       1.25%
Money Market
 Sub-Account               0.65%       0.65%       0.65%       0.65%       0.65%        0.65%      0.65%       0.65%       0.65%
Mortgage Securities
 Sub-Account               0.65%       0.65%       0.65%       0.65%       0.65%        0.65%      0.65%       0.65%       0.70%
Real Estate
 Securities Sub-Account      --          --          --        0.90%       1.15%        0.90%      1.00%       1.00%       1.85%

     Current Yield Figures for Money Market Sub-Account

     Current annualized yield quotations for the money market sub-account are based on the sub-account's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on sub-account securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one accumulation unit at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The variable annuity account may also quote the effective yield of the money market sub-account for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. No contracts for B Class were sold prior to January 1, 2003. Such figures reflect the voluntary absorption of certain expenses of Advantus Series Fund, Inc. (the "Fund"). Yield figures quoted by the money market sub-account will not reflect the deduction of any applicable deferred sales charges (the deferred sales charge, as a percentage of the accumulation value withdrawn, begins as of the contract date at 7% for the flexible payment contract), or the deduction of any applicable contract fees (the contract fee is $30); it is taken generally from contracts with values of less than $50,000). The yield and effective yield of the money market sub-account for each class of contracts for the seven-day period ended December 31, 2003 are shown below.


           MONEY MARKET YIELDS FOR 7 DAYS ENDING 12/31/2003 - B CLASS

(a) 1.20% (base contract)

(b) 1.35% (contract with highest anniversary value rider)

(c) 1.45% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.55% (contract with premier death benefit rider)

(e) 1.60% (contract with EEB and highest anniversary value rider)

(f) 1.70% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 1.80% (contract with EEB and premier death benefit rider)

(h) 1.85% (contract with GIPB and highest anniversary value rider)

(i) 1.95% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.05% (contract with GIPB and premier death benefit rider)

(k) 2.10% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.20% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.30% (contract with EEB and GIPB and premier death benefit rider)


                 7 DAY CURRENT YIELD       7 DAY EFFECTIVE YIELD
                 -------------------       ---------------------
      (a)             -0.58%                     -0.57%
      (b)             -0.73%                     -0.72%
      (c)             -0.83%                     -0.82%
      (d)             -0.93%                     -0.92%
      (e)             -0.98%                     -0.97%
      (f)             -1.08%                     -1.07%
      (g)             -1.18%                     -1.16%
      (h)             -1.23%                     -1.21%
      (i)             -1.33%                     -1.31%
      (j)             -1.43%                     -1.41%
      (k)             -1.48%                     -1.46%
      (l)             -1.58%                     -1.56%
      (m)             -1.68%                     -1.66%

           MONEY MARKET YIELDS FOR 7 DAYS ENDING 12/31/2003 - C CLASS

(a) 1.55% (base contract)

(b) 1.70% (contract with highest anniversary value rider)

(c) 1.80% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.90% (contract with premier death benefit rider)

(e) 1.95% (contract with EEB and highest anniversary value rider)

(f) 2.05% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.15% (contract with EEB and premier death benefit rider)

(h) 2.20% (contract with GIPB and highest anniversary value rider)

(i) 2.30% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.40% (contract with GIPB and premier death benefit rider)

(k) 2.45% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.55% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.65% (contract with EEB and GIPB and premier death benefit rider)



                 7 DAY CURRENT YIELD       7 DAY EFFECTIVE YIELD
                 -------------------       ---------------------
      (a)             -0.93%                     -0.92%
      (b)             -1.08%                     -1.07%
      (c)             -1.18%                     -1.16%
      (d)             -1.28%                     -1.26%
      (e)             -1.33%                     -1.31%
      (f)             -1.43%                     -1.41%
      (g)             -1.53%                     -1.51%
      (h)             -1.58%                     -1.56%
      (i)             -1.68%                     -1.66%
      (j)             -1.78%                     -1.76%
      (k)             -1.83%                     -1.81%
      (l)             -1.93%                     -1.90%
      (m)             -2.03%                     -2.00%

           MONEY MARKET YIELDS FOR 7 DAYS ENDING 12/31/2003 - L CLASS

(a) 1.50% (base contract)

(b) 1.65% (contract with highest anniversary value rider)

(c) 1.75% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.85% (contract with premier death benefit rider)

(e) 1.90% (contract with EEB and highest anniversary value rider)

(f) 2.00% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.10% (contract with EEB and premier death benefit rider)

(h) 2.15% (contract with GIPB and highest anniversary value rider)

(i) 2.25% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.35% (contract with GIPB and premier death benefit rider)

(k) 2.40% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.50% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.60% (contract with EEB and GIPB and premier death benefit rider)


                 7 DAY CURRENT YIELD       7 DAY EFFECTIVE YIELD
                 -------------------       ---------------------
      (a)             -0.88%                     -0.87%
      (b)             -1.03%                     -1.02%
      (c)             -1.13%                     -1.12%
      (d)             -1.23%                     -1.21%
      (e)             -1.28%                     -1.26%
      (f)             -1.38%                     -1.36%
      (g)             -1.48%                     -1.46%
      (h)             -1.53%                     -1.51%
      (i)             -1.63%                     -1.61%
      (j)             -1.73%                     -1.71%
      (k)             -1.78%                     -1.76%
      (l)             -1.88%                     -1.85%
      (m)             -1.98%                     -1.95%

     Total Return Figures for All Sub-Accounts

     Cumulative total return quotations for sub-accounts represent the total return for the period since the sub-account became available pursuant to the variable annuity account's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period referenced and the net asset value of that same investment at the end of that period. Such quotations of cumulative total return will not reflect the deduction of any applicable deferred sales charges.

     The cumulative total return figures published by the variable annuity account relating to the contract described in the prospectus will reflect Minnesota Life's (or Advantus Capital's) voluntary absorption of certain Fund expenses described below. The cumulative total returns from the sub-accounts for the specified periods ended December 31, 2003 are shown in the table below.

     Cumulative total return quotations for sub-accounts will be accompanied by average annual total return figures for a one year period, five year period, ten year period or since the inception of the corresponding portfolios. Average annual total return figures are the average annual compounded rates of return required for an initial investment of $1,000 to equal the surrender value of that same investment at the end of the period. The surrender value will reflect the deduction of any deferred sales charge and contract fee applicable to the contract payments and to the length of the period the payments remain in the contract. For the purposes of these calculations, an average contract size of $42,500 is assumed and the deductions of annual contract fees equivalent to .07% of ending contract value are included in all surrender values for the B Class product. The average annual total return figures published by the variable annuity account will reflect Minnesota Life's (or Advantus Capital's) voluntary absorption of certain Fund expenses, described below.

               AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE APPLIED
                                     B CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.20% (base contract)

(b) 1.35% (contract with highest anniversary value rider)

(c) 1.45% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.55% (contract with premier death benefit rider)

(e) 1.60% (contract with EEB and highest anniversary value rider)

(f) 1.70% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 1.80% (contract with EEB and premier death benefit rider)

(h) 1.85% (contract with GIPB and highest anniversary value rider)

(i) 1.95% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.05% (contract with GIPB and premier death benefit rider)

(k) 2.10% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.20% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.30% (contract with EEB and GIPB and premier death benefit rider)

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
ADVANTUS BOND PORTFOLIO                                                                                    12/3/85
                          (a)                             -2.95%       4.19%       4.99%        6.48%
                          (b)                             -3.10%       4.03%       4.83%        6.32%
                          (c)                             -3.21%       3.92%       4.73%        6.22%
                          (d)                             -3.31%       3.81%       4.62%        6.11%
                          (e)                             -3.36%       3.76%       4.57%        6.06%
                          (f)                             -3.47%       3.65%       4.46%        5.95%
                          (g)                             -3.57%       3.55%       4.36%        5.84%
                          (h)                             -3.62%       3.49%       4.31%        5.79%
                          (i)                             -3.72%       3.39%       4.20%        5.69%
                          (j)                             -3.83%       3.28%       4.10%        5.58%
                          (k)                             -3.88%       3.23%       4.05%        5.53%
                          (l)                             -3.98%       3.12%       3.94%        5.42%
                          (m)                             -4.09%       3.01%       3.84%        5.32%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                                       10/1/97
                          (a)                             25.95%       6.82%        n/a         7.97%
                          (b)                             25.74%       6.65%        n/a         7.80%
                          (c)                             25.61%       6.54%        n/a         7.69%
                          (d)                             25.48%       6.43%        n/a         7.58%
                          (e)                             25.42%       6.38%        n/a         7.53%
                          (f)                             25.28%       6.27%        n/a         7.42%
                          (g)                             25.15%       6.16%        n/a         7.31%
                          (h)                             25.09%       6.10%        n/a         7.25%


                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (i)                             24.95%       6.00%        n/a         7.14%
                          (j)                             24.82%       5.89%        n/a         7.03%
                          (k)                             24.75%       5.83%        n/a         6.98%
                          (l)                             24.62%       5.72%        n/a         6.87%
                          (m)                             24.49%       5.61%        n/a         6.76%
ADVANTUS INDEX 500 PORTFOLIO                                                                                5/1/87
                          (a)                             19.48%       -3.13%      9.13%        9.11%
                          (b)                             19.29%       -3.28%      8.96%        8.95%
                          (c)                             19.16%       -3.38%      8.85%        8.84%
                          (d)                             19.04%       -3.48%      8.74%        8.73%
                          (e)                             18.98%       -3.53%      8.69%        8.67%
                          (f)                             18.85%       -3.63%      8.58%        8.56%
                          (g)                             18.73%       -3.73%      8.47%        8.46%
                          (h)                             18.66%       -3.79%      8.42%        8.40%
                          (i)                             18.54%       -3.89%      8.31%        8.29%
                          (j)                             18.41%       -3.99%      8.20%        8.19%
                          (k)                             18.35%       -4.04%      8.15%        8.13%
                          (l)                             18.22%       -4.14%      8.04%        8.02%
                          (m)                             18.10%       -4.24%      7.93%        7.91%
ADVANTUS MONEY MARKET PORTFOLIO                                                                            12/3/85
                          (a)                             -7.66%       1.20%       2.74%        3.45%
                          (b)                             -7.81%       1.05%       2.58%        3.29%
                          (c)                             -7.91%       0.94%       2.48%        3.19%
                          (d)                             -8.00%       0.84%       2.38%        3.09%
                          (e)                             -8.05%       0.78%       2.33%        3.04%
                          (f)                             -8.16%       0.68%       2.22%        2.93%
                          (g)                             -8.25%       0.57%       2.12%        2.83%
                          (h)                             -8.30%       0.52%       2.07%        2.78%
                          (i)                             -8.40%       0.42%       1.97%        2.68%
                          (j)                             -8.50%       0.31%       1.87%        2.57%
                          (k)                             -8.55%       0.26%       1.81%        2.52%
                          (l)                             -8.64%       0.16%       1.71%        2.42%
                          (m)                             -8.74%       0.05%       1.61%        2.32%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                                      5/1/87
                          (a)                             -4.13%       5.29%       5.75%        6.86%
                          (b)                             -4.28%       5.13%       5.60%        6.70%
                          (c)                             -4.39%       5.02%       5.49%        6.59%
                          (d)                             -4.49%       4.91%       5.38%        6.49%
                          (e)                             -4.54%       4.86%       5.33%        6.43%
                          (f)                             -4.64%       4.75%       5.23%        6.33%
                          (g)                             -4.74%       4.64%       5.12%        6.22%
                          (h)                             -4.80%       4.59%       5.07%        6.17%
                          (i)                             -4.90%       4.48%       4.96%        6.06%
                          (j)                             -5.00%       4.37%       4.86%        5.95%
                          (k)                             -5.05%       4.32%       4.81%        5.90%
                          (l)                             -5.15%       4.21%       4.70%        5.80%
                          (m)                             -5.25%       4.10%       4.60%        5.69%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                                                   5/1/98
                          (a)                             33.48%       13.20%       n/a         8.19%
                          (b)                             33.27%       13.03%       n/a         8.02%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (c)                             33.13%       12.91%       n/a         7.91%
                          (d)                             32.98%       12.80%       n/a         7.80%
                          (e)                             32.92%       12.74%       n/a         7.75%
                          (f)                             32.78%       12.63%       n/a         7.64%
                          (g)                             32.64%       12.51%       n/a         7.53%
                          (h)                             32.57%       12.45%       n/a         7.47%
                          (i)                             32.43%       12.34%       n/a         7.36%
                          (j)                             32.29%       12.22%       n/a         7.25%
                          (k)                             32.22%       12.17%       n/a         7.20%
                          (l)                             32.08%       12.05%       n/a         7.08%
                          (m)                             31.94%       11.94%       n/a         6.97%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/02
                          (a)                             17.80%        n/a         n/a        -7.06%
                          (b)                             17.61%        n/a         n/a        -7.21%
                          (c)                             17.49%        n/a         n/a        -7.31%
                          (d)                             17.36%        n/a         n/a        -7.41%
                          (e)                             17.30%        n/a         n/a        -7.46%
                          (f)                             17.18%        n/a         n/a        -7.56%
                          (g)                             17.06%        n/a         n/a        -7.66%
                          (h)                             17.00%        n/a         n/a        -7.71%
                          (i)                             16.87%        n/a         n/a        -7.81%
                          (j)                             16.75%        n/a         n/a        -7.91%
                          (k)                             16.68%        n/a         n/a        -7.96%
                          (l)                             16.56%        n/a         n/a        -8.06%
                          (m)                             16.44%        n/a         n/a        -8.16%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/02
                          (a)                              7.73%        n/a         n/a        -4.91%
                          (b)                              7.56%        n/a         n/a        -5.07%
                          (c)                              7.44%        n/a         n/a        -5.17%
                          (d)                              7.32%        n/a         n/a        -5.27%
                          (e)                              7.27%        n/a         n/a        -5.32%
                          (f)                              7.16%        n/a         n/a        -5.43%
                          (g)                              7.04%        n/a         n/a        -5.53%
                          (h)                              6.99%        n/a         n/a        -5.58%
                          (i)                              6.87%        n/a         n/a        -5.68%
                          (j)                              6.76%        n/a         n/a        -5.78%
                          (k)                              6.70%        n/a         n/a        -5.83%
                          (l)                              6.59%        n/a         n/a        -5.93%
                          (m)                              6.47%        n/a         n/a        -6.04%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                           5/1/02
SHARES
                          (a)                             28.63%        n/a         n/a        -4.21%
                          (b)                             28.42%        n/a         n/a        -4.37%
                          (c)                             28.29%        n/a         n/a        -4.47%
                          (d)                             28.15%        n/a         n/a        -4.58%
                          (e)                             28.09%        n/a         n/a        -4.63%
                          (f)                             27.95%        n/a         n/a        -4.73%
                          (g)                             27.82%        n/a         n/a        -4.83%
                          (h)                             27.75%        n/a         n/a        -4.88%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (i)                             27.62%        n/a         n/a        -4.98%
                          (j)                             27.48%        n/a         n/a        -5.09%
                          (k)                             27.41%        n/a         n/a        -5.14%
                          (l)                             27.28%        n/a         n/a        -5.24%
                          (m)                             27.15%        n/a         n/a        -5.34%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/1/02
                          (a)                             16.30%        n/a         n/a        -7.37%
                          (b)                             16.12%        n/a         n/a        -7.52%
                          (c)                             15.99%        n/a         n/a        -7.62%
                          (d)                             15.87%        n/a         n/a        -7.72%
                          (e)                             15.81%        n/a         n/a        -7.76%
                          (f)                             15.69%        n/a         n/a        -7.86%
                          (g)                             15.57%        n/a         n/a        -7.96%
                          (h)                             15.51%        n/a         n/a        -8.01%
                          (i)                             15.38%        n/a         n/a        -8.11%
                          (j)                             15.26%        n/a         n/a        -8.21%
                          (k)                             15.20%        n/a         n/a        -8.26%
                          (l)                             15.08%        n/a         n/a        -8.36%
                          (m)                             14.95%        n/a         n/a        -8.46%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                         5/1/02
SHARES
                          (a)                             20.61%        n/a         n/a        -1.34%
                          (b)                             20.42%        n/a         n/a        -1.50%
                          (c)                             20.29%        n/a         n/a        -1.61%
                          (d)                             20.16%        n/a         n/a        -1.71%
                          (e)                             20.10%        n/a         n/a        -1.76%
                          (f)                             19.98%        n/a         n/a        -1.87%
                          (g)                             19.85%        n/a         n/a        -1.97%
                          (h)                             19.79%        n/a         n/a        -2.03%
                          (i)                             19.66%        n/a         n/a        -2.13%
                          (j)                             19.53%        n/a         n/a        -2.24%
                          (k)                             19.47%        n/a         n/a        -2.29%
                          (l)                             19.34%        n/a         n/a        -2.39%
                          (m)                             19.22%        n/a         n/a        -2.50%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/02
                          (a)                             16.27%        n/a         n/a        -5.48%
                          (b)                             16.08%        n/a         n/a        -5.63%
                          (c)                             15.96%        n/a         n/a        -5.73%
                          (d)                             15.83%        n/a         n/a        -5.84%
                          (e)                             15.78%        n/a         n/a        -5.88%
                          (f)                             15.66%        n/a         n/a        -5.99%
                          (g)                             15.53%        n/a         n/a        -6.09%
                          (h)                             15.47%        n/a         n/a        -6.14%
                          (i)                             15.35%        n/a         n/a        -6.24%
                          (j)                             15.23%        n/a         n/a        -6.34%
                          (k)                             15.16%        n/a         n/a        -6.39%
                          (l)                             15.04%        n/a         n/a        -6.49%
                          (m)                             14.92%        n/a         n/a        -6.59%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/02

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (a)                             20.24%        n/a         n/a         1.68%
                          (b)                             20.05%        n/a         n/a         1.51%
                          (c)                             19.92%        n/a         n/a         1.40%
                          (d)                             19.79%        n/a         n/a         1.30%
                          (e)                             19.73%        n/a         n/a         1.24%
                          (f)                             19.60%        n/a         n/a         1.14%
                          (g)                             19.48%        n/a         n/a         1.03%
                          (h)                             19.41%        n/a         n/a         0.97%
                          (i)                             19.29%        n/a         n/a         0.87%
                          (j)                             19.16%        n/a         n/a         0.76%
                          (k)                             19.10%        n/a         n/a         0.70%
                          (l)                             18.97%        n/a         n/a         0.60%
                          (m)                             18.85%        n/a         n/a         0.49%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE CLASS 2                                                     2/1/00
                          (a)                             19.63%        n/a         n/a        -3.74%
                          (b)                             19.44%        n/a         n/a        -3.89%
                          (c)                             19.31%        n/a         n/a        -4.00%
                          (d)                             19.18%        n/a         n/a        -4.10%
                          (e)                             19.12%        n/a         n/a        -4.15%
                          (f)                             19.00%        n/a         n/a        -4.25%
                          (g)                             18.87%        n/a         n/a        -4.36%
                          (h)                             18.81%        n/a         n/a        -4.41%
                          (i)                             18.68%        n/a         n/a        -4.51%
                          (j)                             18.56%        n/a         n/a        -4.61%
                          (k)                             18.50%        n/a         n/a        -4.66%
                          (l)                             18.37%        n/a         n/a        -4.77%
                          (m)                             18.24%        n/a         n/a        -4.87%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                       2/1/00
                          (a)                             21.44%        n/a         n/a         1.00%
                          (b)                             21.25%        n/a         n/a         0.84%
                          (c)                             21.12%        n/a         n/a         0.74%
                          (d)                             20.99%        n/a         n/a         0.63%
                          (e)                             20.93%        n/a         n/a         0.58%
                          (f)                             20.80%        n/a         n/a         0.47%
                          (g)                             20.67%        n/a         n/a         0.36%
                          (h)                             20.61%        n/a         n/a         0.31%
                          (i)                             20.48%        n/a         n/a         0.20%
                          (j)                             20.35%        n/a         n/a         0.10%
                          (k)                             20.29%        n/a         n/a         0.05%
                          (l)                             20.16%        n/a         n/a        -0.06%
                          (m)                             20.04%        n/a         n/a        -0.17%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                             2/1/00
                          (a)                             29.57%        n/a         n/a         9.08%
                          (b)                             29.36%        n/a         n/a         8.90%
                          (c)                             29.22%        n/a         n/a         8.79%
                          (d)                             29.08%        n/a         n/a         8.68%
                          (e)                             29.02%        n/a         n/a         8.62%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (f)                             28.89%        n/a         n/a         8.51%
                          (g)                             28.75%        n/a         n/a         8.39%
                          (h)                             28.68%        n/a         n/a         8.34%
                          (i)                             28.55%        n/a         n/a         8.22%
                          (j)                             28.41%        n/a         n/a         8.11%
                          (k)                             28.34%        n/a         n/a         8.05%
                          (l)                             28.21%        n/a         n/a         7.94%
                          (m)                             28.07%        n/a         n/a         7.83%
FRANKLIN SMALL CAP FUND - CLASS 2                                                                           8/1/00
                          (a)                             28.57%        n/a         n/a        -12.95%
                          (b)                             28.37%        n/a         n/a        -13.09%
                          (c)                             28.23%        n/a         n/a        -13.18%
                          (d)                             28.09%        n/a         n/a        -13.28%
                          (e)                             28.03%        n/a         n/a        -13.33%
                          (f)                             27.90%        n/a         n/a        -13.42%
                          (g)                             27.76%        n/a         n/a        -13.52%
                          (h)                             27.70%        n/a         n/a        -13.56%
                          (i)                             27.56%        n/a         n/a        -13.66%
                          (j)                             27.43%        n/a         n/a        -13.75%
                          (k)                             27.36%        n/a         n/a        -13.80%
                          (l)                             27.22%        n/a         n/a        -13.90%
                          (m)                             27.09%        n/a         n/a        -13.99%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                          5/1/02
FUND - CLASS 2
                          (a)                             18.39%        n/a         n/a        -2.51%
                          (b)                             18.20%        n/a         n/a        -2.67%
                          (c)                             18.08%        n/a         n/a        -2.77%
                          (d)                             17.95%        n/a         n/a        -2.88%
                          (e)                             17.89%        n/a         n/a        -2.93%
                          (f)                             17.77%        n/a         n/a        -3.03%
                          (g)                             17.64%        n/a         n/a        -3.13%
                          (h)                             17.58%        n/a         n/a        -3.19%
                          (i)                             17.46%        n/a         n/a        -3.29%
                          (j)                             17.33%        n/a         n/a        -3.39%
                          (k)                             17.27%        n/a         n/a        -3.45%
                          (l)                             17.15%        n/a         n/a        -3.55%
                          (m)                             17.02%        n/a         n/a        -3.65%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                                     5/1/02
                          (a)                             16.62%        n/a         n/a        -1.49%
                          (b)                             16.43%        n/a         n/a        -1.65%
                          (c)                             16.31%        n/a         n/a        -1.76%
                          (d)                             16.18%        n/a         n/a        -1.86%
                          (e)                             16.13%        n/a         n/a        -1.91%
                          (f)                             16.00%        n/a         n/a        -2.02%
                          (g)                             15.88%        n/a         n/a        -2.12%
                          (h)                             15.82%        n/a         n/a        -2.17%
                          (i)                             15.69%        n/a         n/a        -2.28%
                          (j)                             15.57%        n/a         n/a        -2.38%
                          (k)                             15.51%        n/a         n/a        -2.44%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (l)                             15.39%        n/a         n/a        -2.54%
                          (m)                             15.26%        n/a         n/a        -2.65%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                                                      5/1/02
                          (a)                              5.33%        n/a         n/a        -2.00%
                          (b)                              5.16%        n/a         n/a        -2.16%
                          (c)                              5.04%        n/a         n/a        -2.26%
                          (d)                              4.93%        n/a         n/a        -2.37%
                          (e)                              4.88%        n/a         n/a        -2.42%
                          (f)                              4.77%        n/a         n/a        -2.52%
                          (g)                              4.65%        n/a         n/a        -2.63%
                          (h)                              4.60%        n/a         n/a        -2.68%
                          (i)                              4.49%        n/a         n/a        -2.78%
                          (j)                              4.38%        n/a         n/a        -2.89%
                          (k)                              4.32%        n/a         n/a        -2.94%
                          (l)                              4.21%        n/a         n/a        -3.05%
                          (m)                              4.10%        n/a         n/a        -3.15%
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             11.76%        n/a         n/a        -13.63%
                          (b)                             11.58%        n/a         n/a        -13.77%
                          (c)                             11.46%        n/a         n/a        -13.87%
                          (d)                             11.34%        n/a         n/a        -13.97%
                          (e)                             11.29%        n/a         n/a        -14.01%
                          (f)                             11.17%        n/a         n/a        -14.11%
                          (g)                             11.05%        n/a         n/a        -14.20%
                          (h)                             10.99%        n/a         n/a        -14.25%
                          (i)                             10.87%        n/a         n/a        -14.35%
                          (j)                             10.76%        n/a         n/a        -14.44%
                          (k)                             10.70%        n/a         n/a        -14.49%
                          (l)                             10.58%        n/a         n/a        -14.58%
                          (m)                             10.46%        n/a         n/a        -14.68%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             25.89%        n/a         n/a        -14.22%
                          (b)                             25.69%        n/a         n/a        -14.36%
                          (c)                             25.56%        n/a         n/a        -14.45%
                          (d)                             25.42%        n/a         n/a        -14.55%
                          (e)                             25.36%        n/a         n/a        -14.60%
                          (f)                             25.23%        n/a         n/a        -14.69%
                          (g)                             25.10%        n/a         n/a        -14.79%
                          (h)                             25.03%        n/a         n/a        -14.83%
                          (i)                             24.90%        n/a         n/a        -14.93%
                          (j)                             24.77%        n/a         n/a        -15.02%
                          (k)                             24.70%        n/a         n/a        -15.07%
                          (l)                             24.57%        n/a         n/a        -15.17%
                          (m)                             24.44%        n/a         n/a        -15.26%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                          5/1/02
                          (a)                             14.11%        n/a         n/a        -7.41%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (b)                             13.92%        n/a         n/a        -7.56%
                          (c)                             13.80%        n/a         n/a        -7.66%
                          (d)                             13.68%        n/a         n/a        -7.76%
                          (e)                             13.62%        n/a         n/a        -7.80%
                          (f)                             13.50%        n/a         n/a        -7.90%
                          (g)                             13.38%        n/a         n/a        -8.00%
                          (h)                             13.32%        n/a         n/a        -8.05%
                          (i)                             13.20%        n/a         n/a        -8.15%
                          (j)                             13.08%        n/a         n/a        -8.25%
                          (k)                             13.02%        n/a         n/a        -8.30%
                          (l)                             12.90%        n/a         n/a        -8.40%
                          (m)                             12.78%        n/a         n/a        -8.50%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                  5/1/02
                          (a)                             27.94%        n/a         n/a        -6.80%
                          (b)                             27.74%        n/a         n/a        -6.96%
                          (c)                             27.60%        n/a         n/a        -7.06%
                          (d)                             27.46%        n/a         n/a        -7.16%
                          (e)                             27.40%        n/a         n/a        -7.21%
                          (f)                             27.27%        n/a         n/a        -7.31%
                          (g)                             27.14%        n/a         n/a        -7.41%
                          (h)                             27.07%        n/a         n/a        -7.46%
                          (i)                             26.93%        n/a         n/a        -7.56%
                          (j)                             26.80%        n/a         n/a        -7.66%
                          (k)                             26.73%        n/a         n/a        -7.71%
                          (l)                             26.60%        n/a         n/a        -7.81%
                          (m)                             26.47%        n/a         n/a        -7.91%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                   5/1/02
                          (a)                             24.80%        n/a         n/a        -5.13%
                          (b)                             24.60%        n/a         n/a        -5.28%
                          (c)                             24.47%        n/a         n/a        -5.39%
                          (d)                             24.34%        n/a         n/a        -5.49%
                          (e)                             24.28%        n/a         n/a        -5.54%
                          (f)                             24.15%        n/a         n/a        -5.64%
                          (g)                             24.02%        n/a         n/a        -5.74%
                          (h)                             23.95%        n/a         n/a        -5.79%
                          (i)                             23.82%        n/a         n/a        -5.89%
                          (j)                             23.69%        n/a         n/a        -6.00%
                          (k)                             23.62%        n/a         n/a        -6.05%
                          (l)                             23.49%        n/a         n/a        -6.15%
                          (m)                             23.36%        n/a         n/a        -6.25%
MFS VALUE SERIES - SERVICE SHARES                                                                           5/1/02
                          (a)                             16.18%        n/a         n/a        -2.65%
                          (b)                             15.99%        n/a         n/a        -2.81%
                          (c)                             15.87%        n/a         n/a        -2.91%
                          (d)                             15.75%        n/a         n/a        -3.02%
                          (e)                             15.69%        n/a         n/a        -3.06%
                          (f)                             15.57%        n/a         n/a        -3.17%
                          (g)                             15.45%        n/a         n/a        -3.27%
                          (h)                             15.38%        n/a         n/a        -3.32%
                          (i)                             15.26%        n/a         n/a        -3.43%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (j)                             15.14%        n/a         n/a        -3.53%
                          (k)                             15.08%        n/a         n/a        -3.58%
                          (l)                             14.96%        n/a         n/a        -3.69%
                          (m)                             14.83%        n/a         n/a        -3.79%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                          5/1/02
SHARES
                          (a)                             22.09%        n/a         n/a        -3.36%
                          (b)                             21.90%        n/a         n/a        -3.51%
                          (c)                             21.77%        n/a         n/a        -3.62%
                          (d)                             21.64%        n/a         n/a        -3.72%
                          (e)                             21.58%        n/a         n/a        -3.77%
                          (f)                             21.45%        n/a         n/a        -3.87%
                          (g)                             21.32%        n/a         n/a        -3.98%
                          (h)                             21.26%        n/a         n/a        -4.03%
                          (i)                             21.13%        n/a         n/a        -4.13%
                          (j)                             21.00%        n/a         n/a        -4.24%
                          (k)                             20.94%        n/a         n/a        -4.29%
                          (l)                             20.81%        n/a         n/a        -4.39%
                          (m)                             20.68%        n/a         n/a        -4.49%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                            5/1/02
                          (a)                             15.28%        n/a         n/a         5.21%
                          (b)                             15.09%        n/a         n/a         5.04%
                          (c)                             14.97%        n/a         n/a         4.93%
                          (d)                             14.85%        n/a         n/a         4.82%
                          (e)                             14.79%        n/a         n/a         4.76%
                          (f)                             14.67%        n/a         n/a         4.65%
                          (g)                             14.55%        n/a         n/a         4.54%
                          (h)                             14.49%        n/a         n/a         4.49%
                          (i)                             14.37%        n/a         n/a         4.37%
                          (j)                             14.24%        n/a         n/a         4.26%
                          (k)                             14.18%        n/a         n/a         4.21%
                          (l)                             14.06%        n/a         n/a         4.10%
                          (m)                             13.94%        n/a         n/a         3.99%
PANORAMA INTERNATIONAL GROWTH FUND/VA - SERVICE                                                             5/1/02
SHARES
                          (a)                             36.76%        n/a         n/a        -3.47%
                          (b)                             36.54%        n/a         n/a        -3.62%
                          (c)                             36.40%        n/a         n/a        -3.73%
                          (d)                             36.25%        n/a         n/a        -3.83%
                          (e)                             36.19%        n/a         n/a        -3.88%
                          (f)                             36.05%        n/a         n/a        -3.98%
                          (g)                             35.90%        n/a         n/a        -4.09%
                          (h)                             35.83%        n/a         n/a        -4.14%
                          (i)                             35.69%        n/a         n/a        -4.24%
                          (j)                             35.55%        n/a         n/a        -4.35%
                          (k)                             35.47%        n/a         n/a        -4.40%
                          (l)                             35.33%        n/a         n/a        -4.50%
                          (m)                             35.19%        n/a         n/a        -4.60%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                          5/1/02

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (a)                             18.82%        n/a         n/a        -2.64%
                          (b)                             18.63%        n/a         n/a        -2.80%
                          (c)                             18.51%        n/a         n/a        -2.90%
                          (d)                             18.38%        n/a         n/a        -3.01%
                          (e)                             18.32%        n/a         n/a        -3.06%
                          (f)                             18.20%        n/a         n/a        -3.16%
                          (g)                             18.07%        n/a         n/a        -3.27%
                          (h)                             18.01%        n/a         n/a        -3.32%
                          (i)                             17.88%        n/a         n/a        -3.42%
                          (j)                             17.76%        n/a         n/a        -3.53%
                          (k)                             17.70%        n/a         n/a        -3.58%
                          (l)                             17.57%        n/a         n/a        -3.68%
                          (m)                             17.45%        n/a         n/a        -3.79%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                       5/1/02
                          (a)                             19.96%        n/a         n/a        -2.50%
                          (b)                             19.77%        n/a         n/a        -2.65%
                          (c)                             19.64%        n/a         n/a        -2.76%
                          (d)                             19.51%        n/a         n/a        -2.86%
                          (e)                             19.45%        n/a         n/a        -2.91%
                          (f)                             19.33%        n/a         n/a        -3.02%
                          (g)                             19.20%        n/a         n/a        -3.12%
                          (h)                             19.14%        n/a         n/a        -3.17%
                          (i)                             19.01%        n/a         n/a        -3.28%
                          (j)                             18.88%        n/a         n/a        -3.38%
                          (k)                             18.82%        n/a         n/a        -3.43%
                          (l)                             18.69%        n/a         n/a        -3.54%
                          (m)                             18.57%        n/a         n/a        -3.64%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                             23.82%        n/a         n/a        -4.52%
                          (b)                             23.62%        n/a         n/a        -4.67%
                          (c)                             23.49%        n/a         n/a        -4.77%
                          (d)                             23.36%        n/a         n/a        -4.88%
                          (e)                             23.30%        n/a         n/a        -4.93%
                          (f)                             23.17%        n/a         n/a        -5.03%
                          (g)                             23.04%        n/a         n/a        -5.13%
                          (h)                             22.97%        n/a         n/a        -5.18%
                          (i)                             22.84%        n/a         n/a        -5.28%
                          (j)                             22.71%        n/a         n/a        -5.39%
                          (k)                             22.65%        n/a         n/a        -5.44%
                          (l)                             22.52%        n/a         n/a        -5.54%
                          (m)                             22.39%        n/a         n/a        -5.64%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                  5/1/02
                          (a)                             23.86%        n/a         n/a         1.25%
                          (b)                             23.66%        n/a         n/a         1.09%
                          (c)                             23.53%        n/a         n/a         0.98%
                          (d)                             23.40%        n/a         n/a         0.87%
                          (e)                             23.34%        n/a         n/a         0.82%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (f)                             23.21%        n/a         n/a         0.71%
                          (g)                             23.08%        n/a         n/a         0.61%
                          (h)                             23.01%        n/a         n/a         0.55%
                          (i)                             22.88%        n/a         n/a         0.44%
                          (j)                             22.75%        n/a         n/a         0.34%
                          (k)                             22.69%        n/a         n/a         0.28%
                          (l)                             22.56%        n/a         n/a         0.18%
                          (m)                             22.43%        n/a         n/a         0.07%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                    5/1/02
                          (a)                             16.38%        n/a         n/a        -6.46%
                          (b)                             16.20%        n/a         n/a        -6.61%
                          (c)                             16.07%        n/a         n/a        -6.71%
                          (d)                             15.95%        n/a         n/a        -6.81%
                          (e)                             15.89%        n/a         n/a        -6.86%
                          (f)                             15.77%        n/a         n/a        -6.96%
                          (g)                             15.65%        n/a         n/a        -7.06%
                          (h)                             15.58%        n/a         n/a        -7.11%
                          (i)                             15.46%        n/a         n/a        -7.21%
                          (j)                             15.34%        n/a         n/a        -7.31%
                          (k)                             15.28%        n/a         n/a        -7.36%
                          (l)                             15.15%        n/a         n/a        -7.46%
                          (m)                             15.03%        n/a         n/a        -7.56%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                                                     10/1/97
                          (a)                             44.13%       5.94%        n/a        -5.21%
                          (b)                             43.91%       5.77%        n/a        -5.36%
                          (c)                             43.75%       5.66%        n/a        -5.46%
                          (d)                             43.60%       5.56%        n/a        -5.55%
                          (e)                             43.53%       5.50%        n/a        -5.60%
                          (f)                             43.38%       5.39%        n/a        -5.70%
                          (g)                             43.23%       5.28%        n/a        -5.80%
                          (h)                             43.16%       5.23%        n/a        -5.85%
                          (i)                             43.00%       5.12%        n/a        -5.95%
                          (j)                             42.85%       5.01%        n/a        -6.05%
                          (k)                             42.78%       4.96%        n/a        -6.09%
                          (l)                             42.63%       4.85%        n/a        -6.19%
                          (m)                             42.48%       4.74%        n/a        -6.29%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                       1/13/03
CLASS II SHARES
                          (a)                               n/a         n/a         n/a        15.60%
                          (b)                               n/a         n/a         n/a        15.42%
                          (c)                               n/a         n/a         n/a        15.30%
                          (d)                               n/a         n/a         n/a        15.18%
                          (e)                               n/a         n/a         n/a        15.13%
                          (f)                               n/a         n/a         n/a        15.01%
                          (g)                               n/a         n/a         n/a        14.89%
                          (h)                               n/a         n/a         n/a        14.84%
                          (i)                               n/a         n/a         n/a        14.72%
                          (j)                               n/a         n/a         n/a        14.60%
                          (k)                               n/a         n/a         n/a        14.54%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (l)                               n/a         n/a         n/a        14.42%
                          (m)                               n/a         n/a         n/a        14.31%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                           1/13/03
PORTFOLIO, CLASS II SHARES
                          (a)                               n/a         n/a         n/a        12.33%
                          (b)                               n/a         n/a         n/a        12.16%
                          (c)                               n/a         n/a         n/a        12.04%
                          (d)                               n/a         n/a         n/a        11.92%
                          (e)                               n/a         n/a         n/a        11.87%
                          (f)                               n/a         n/a         n/a        11.76%
                          (g)                               n/a         n/a         n/a        11.64%
                          (h)                               n/a         n/a         n/a        11.59%
                          (i)                               n/a         n/a         n/a        11.47%
                          (j)                               n/a         n/a         n/a        11.36%
                          (k)                               n/a         n/a         n/a        11.30%
                          (l)                               n/a         n/a         n/a        11.19%
                          (m)                               n/a         n/a         n/a        11.07%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                         1/13/03
PORTFOLIO - CLASS II SHARES
                          (a)                               n/a         n/a         n/a        14.30%
                          (b)                               n/a         n/a         n/a        14.12%
                          (c)                               n/a         n/a         n/a        14.00%
                          (d)                               n/a         n/a         n/a        13.89%
                          (e)                               n/a         n/a         n/a        13.83%
                          (f)                               n/a         n/a         n/a        13.72%
                          (g)                               n/a         n/a         n/a        13.60%
                          (h)                               n/a         n/a         n/a        13.54%
                          (i)                               n/a         n/a         n/a        13.43%
                          (j)                               n/a         n/a         n/a        13.31%
                          (k)                               n/a         n/a         n/a        13.25%
                          (l)                               n/a         n/a         n/a        13.13%
                          (m)                               n/a         n/a         n/a        13.02%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          9/22/03
                          (a)                               n/a         n/a         n/a        -1.30%
                          (b)                               n/a         n/a         n/a        -1.34%
                          (c)                               n/a         n/a         n/a        -1.37%
                          (d)                               n/a         n/a         n/a        -1.40%
                          (e)                               n/a         n/a         n/a        -1.41%
                          (f)                               n/a         n/a         n/a        -1.44%
                          (g)                               n/a         n/a         n/a        -1.47%
                          (h)                               n/a         n/a         n/a        -1.49%
                          (i)                               n/a         n/a         n/a        -1.51%
                          (j)                               n/a         n/a         n/a        -1.54%
                          (k)                               n/a         n/a         n/a        -1.56%
                          (l)                               n/a         n/a         n/a        -1.59%
                          (m)                               n/a         n/a         n/a        -1.62%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                12/3/85
                          (a)                             12.02%       -1.76%      6.88%        8.45%
                          (b)                             11.84%       -1.91%      6.72%        8.29%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (c)                             11.72%       -2.01%      6.61%        8.18%
                          (d)                             11.60%       -2.11%      6.50%        8.07%
                          (e)                             11.54%       -2.17%      6.45%        8.02%
                          (f)                             11.42%       -2.27%      6.34%        7.91%
                          (g)                             11.31%       -2.37%      6.24%        7.80%
                          (h)                             11.25%       -2.42%      6.18%        7.74%
                          (i)                             11.13%       -2.52%      6.08%        7.64%
                          (j)                             11.01%       -2.62%      5.97%        7.53%
                          (k)                             10.95%       -2.68%      5.92%        7.48%
                          (l)                             10.83%       -2.78%      5.81%        7.37%
                          (m)                             10.71%       -2.88%      5.71%        7.26%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                            10/15/97
                          (a)                             13.31%       -5.51%       n/a        -1.35%
                          (b)                             13.13%       -5.66%       n/a        -1.50%
                          (c)                             13.01%       -5.76%       n/a        -1.60%
                          (d)                             12.89%       -5.86%       n/a        -1.71%
                          (e)                             12.83%       -5.91%       n/a        -1.76%
                          (f)                             12.71%       -6.01%       n/a        -1.86%
                          (g)                             12.59%       -6.11%       n/a        -1.96%
                          (h)                             12.53%       -6.16%       n/a        -2.01%
                          (i)                             12.42%       -6.26%       n/a        -2.11%
                          (j)                             12.30%       -6.36%       n/a        -2.21%
                          (k)                             12.24%       -6.41%       n/a        -2.26%
                          (l)                             12.12%       -6.51%       n/a        -2.37%
                          (m)                             12.00%       -6.60%       n/a        -2.47%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                  12/3/85
                          (a)                             16.80%       -9.46%      4.86%        6.88%
                          (b)                             16.61%       -9.61%      4.70%        6.72%
                          (c)                             16.49%       -9.70%      4.60%        6.61%
                          (d)                             16.36%       -9.80%      4.49%        6.51%
                          (e)                             16.30%       -9.85%      4.44%        6.45%
                          (f)                             16.18%       -9.94%      4.33%        6.35%
                          (g)                             16.05%      -10.04%      4.23%        6.24%
                          (h)                             15.99%      -10.09%      4.18%        6.19%
                          (i)                             15.87%      -10.18%      4.07%        6.08%
                          (j)                             15.75%      -10.28%      3.97%        5.97%
                          (k)                             15.69%      -10.33%      3.92%        5.92%
                          (l)                             15.57%      -10.42%      3.81%        5.82%
                          (m)                             15.44%      -10.52%      3.71%        5.71%
W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO                                                           9/22/03
                          (a)                               n/a         n/a         n/a         5.72%
                          (b)                               n/a         n/a         n/a         5.67%
                          (c)                               n/a         n/a         n/a         5.64%
                          (d)                               n/a         n/a         n/a         5.61%
                          (e)                               n/a         n/a         n/a         5.60%
                          (f)                               n/a         n/a         n/a         5.57%
                          (g)                               n/a         n/a         n/a         5.54%
                          (h)                               n/a         n/a         n/a         5.52%
                          (i)                               n/a         n/a         n/a         5.49%
                          (j)                               n/a         n/a         n/a         5.46%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (k)                               n/a         n/a         n/a         5.44%
                          (l)                               n/a         n/a         n/a         5.41%
                          (m)                               n/a         n/a         n/a         5.38%
W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO                                                         5/1/92
                          (a)                             38.06%       3.58%       6.54%        8.09%
                          (b)                             37.84%       3.42%       6.38%        7.93%
                          (c)                             37.70%       3.31%       6.28%        7.82%
                          (d)                             37.55%       3.21%       6.17%        7.72%
                          (e)                             37.48%       3.16%       6.12%        7.66%
                          (f)                             37.34%       3.05%       6.01%        7.56%
                          (g)                             37.20%       2.94%       5.91%        7.45%
                          (h)                             37.13%       2.89%       5.85%        7.39%
                          (i)                             36.98%       2.78%       5.75%        7.29%
                          (j)                             36.84%       2.68%       5.64%        7.18%
                          (k)                             36.76%       2.62%       5.59%        7.13%
                          (l)                             36.62%       2.52%       5.48%        7.02%
                          (m)                             36.48%       2.41%       5.38%        6.91%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                        10/1/97
                          (a)                             45.53%       6.71%        n/a         4.92%
                          (b)                             45.30%       6.55%        n/a         4.76%
                          (c)                             45.15%       6.44%        n/a         4.65%
                          (d)                             44.99%       6.33%        n/a         4.55%
                          (e)                             44.93%       6.28%        n/a         4.49%
                          (f)                             44.78%       6.17%        n/a         4.39%
                          (g)                             44.62%       6.06%        n/a         4.28%
                          (h)                             44.55%       6.00%        n/a         4.23%
                          (i)                             44.39%       5.89%        n/a         4.12%
                          (j)                             44.24%       5.78%        n/a         4.01%
                          (k)                             44.17%       5.73%        n/a         3.96%
                          (l)                             44.02%       5.62%        n/a         3.85%
                          (m)                             43.87%       5.51%        n/a         3.75%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            9/22/03
PORTFOLIO
                          (a)                               n/a         n/a         n/a         2.94%
                          (b)                               n/a         n/a         n/a         2.89%
                          (c)                               n/a         n/a         n/a         2.86%
                          (d)                               n/a         n/a         n/a         2.83%
                          (e)                               n/a         n/a         n/a         2.82%
                          (f)                               n/a         n/a         n/a         2.79%
                          (g)                               n/a         n/a         n/a         2.76%
                          (h)                               n/a         n/a         n/a         2.74%
                          (i)                               n/a         n/a         n/a         2.71%
                          (j)                               n/a         n/a         n/a         2.68%
                          (k)                               n/a         n/a         n/a         2.67%
                          (l)                               n/a         n/a         n/a         2.64%
                          (m)                               n/a         n/a         n/a         2.61%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/93

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception       Date
                                                           Ended       Ended       Ended         to            of
                                                         12/31/03     12/31/03    12/31/03    12/31/03     Inception
                                                         --------     --------    --------    ---------    ---------
                          (a)                             40.44%       1.29%       6.04%        7.24%
                          (b)                             40.22%       1.13%       5.88%        7.08%
                          (c)                             40.07%       1.02%       5.77%        6.98%
                          (d)                             39.93%       0.92%       5.67%        6.87%
                          (e)                             39.85%       0.87%       5.61%        6.81%
                          (f)                             39.71%       0.76%       5.51%        6.71%
                          (g)                             39.56%       0.66%       5.40%        6.60%
                          (h)                             39.49%       0.60%       5.35%        6.55%
                          (i)                             39.34%       0.50%       5.24%        6.44%
                          (j)                             39.19%       0.40%       5.14%        6.33%
                          (k)                             39.12%       0.34%       5.09%        6.28%
                          (l)                             38.97%       0.24%       4.98%        6.18%
                          (m)                             38.83%       0.13%       4.88%        6.07%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE PORTFOLIO                                                          10/1/97
                          (a)                             40.66%       9.47%        n/a         6.52%
                          (b)                             40.44%       9.30%        n/a         6.35%
                          (c)                             40.29%       9.19%        n/a         6.25%
                          (d)                             40.14%       9.07%        n/a         6.14%
                          (e)                             40.07%       9.02%        n/a         6.08%
                          (f)                             39.93%       8.91%        n/a         5.97%
                          (g)                             39.78%       8.80%        n/a         5.87%
                          (h)                             39.71%       8.74%        n/a         5.81%
                          (i)                             39.56%       8.63%        n/a         5.70%
                          (j)                             39.41%       8.52%        n/a         5.60%
                          (k)                             39.34%       8.46%        n/a         5.54%
                          (l)                             39.19%       8.35%        n/a         5.43%
                          (m)                             39.05%       8.24%        n/a         5.33%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/2/94
                          (a)                             18.48%       -2.16%       n/a         7.97%
                          (b)                             18.29%       -2.31%       n/a         7.81%
                          (c)                             18.17%       -2.41%       n/a         7.70%
                          (d)                             18.04%       -2.52%       n/a         7.59%
                          (e)                             17.98%       -2.57%       n/a         7.54%
                          (f)                             17.85%       -2.67%       n/a         7.43%
                          (g)                             17.73%       -2.77%       n/a         7.33%
                          (h)                             17.67%       -2.82%       n/a         7.27%
                          (i)                             17.54%       -2.92%       n/a         7.16%
                          (j)                             17.42%       -3.02%       n/a         7.06%
                          (k)                             17.35%       -3.08%       n/a         7.00%
                          (l)                             17.23%       -3.18%       n/a         6.90%
                          (m)                             17.11%       -3.28%       n/a         6.79%

                           AVERAGE ANNUAL TOTAL RETURN
                                     C CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.55% (base contract)

(b) 1.70% (contract with highest anniversary value rider)

(c) 1.80% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.90% (contract with premier death benefit rider)

(e) 1.95% (contract with EEB and highest anniversary value rider)

(f) 2.05% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.15% (contract with EEB and premier death benefit rider)

(h) 2.20% (contract with GIPB and highest anniversary value rider)

(i) 2.30% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.40% (contract with GIPB and premier death benefit rider)

(k) 2.45% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.55% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.65% (contract with EEB and GIPB and premier death benefit rider)

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
ADVANTUS BOND PORTFOLIO                                                                                    12/3/85
                          (a)                              3.74%       4.54%       4.67%        6.16%
                          (b)                              3.58%       4.39%       4.51%        6.00%
                          (c)                              3.48%       4.28%       4.41%        5.89%
                          (d)                              3.38%       4.18%       4.30%        5.79%
                          (e)                              3.33%       4.13%       4.25%        5.74%
                          (f)                              3.22%       4.02%       4.15%        5.63%
                          (g)                              3.12%       3.92%       4.04%        5.52%
                          (h)                              3.07%       3.87%       3.99%        5.47%
                          (i)                              2.96%       3.76%       3.89%        5.37%
                          (j)                              2.86%       3.66%       3.78%        5.26%
                          (k)                              2.81%       3.61%       3.73%        5.21%
                          (l)                              2.71%       3.50%       3.63%        5.10%
                          (m)                              2.60%       3.40%       3.53%        5.00%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                                       10/1/97
                          (a)                             32.53%       7.10%        n/a         7.95%
                          (b)                             32.33%       6.94%        n/a         7.79%
                          (c)                             32.20%       6.83%        n/a         7.69%
                          (d)                             32.07%       6.72%        n/a         7.58%
                          (e)                             32.00%       6.67%        n/a         7.52%
                          (f)                             31.87%       6.56%        n/a         7.42%
                          (g)                             31.74%       6.46%        n/a         7.31%
                          (h)                             31.67%       6.40%        n/a         7.26%
                          (i)                             31.54%       6.30%        n/a         7.15%
                          (j)                             31.41%       6.19%        n/a         7.04%
                          (k)                             31.34%       6.14%        n/a         6.99%
                          (l)                             31.21%       6.03%        n/a         6.88%
                          (m)                             31.08%       5.93%        n/a         6.77%
ADVANTUS INDEX 500 PORTFOLIO                                                                                5/1/87
                          (a)                             26.09%       -2.53%      8.79%        8.78%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             25.90%       -2.67%      8.63%        8.61%
                          (c)                             25.78%       -2.77%      8.52%        8.51%
                          (d)                             25.65%       -2.87%      8.41%        8.40%
                          (e)                             25.59%       -2.92%      8.36%        8.34%
                          (f)                             25.46%       -3.01%      8.25%        8.24%
                          (g)                             25.34%       -3.11%      8.14%        8.13%
                          (h)                             25.27%       -3.16%      8.09%        8.07%
                          (i)                             25.15%       -3.26%      7.98%        7.96%
                          (j)                             25.02%       -3.35%      7.87%        7.86%
                          (k)                             24.96%       -3.40%      7.82%        7.80%
                          (l)                             24.84%       -3.50%      7.71%        7.69%
                          (m)                             24.71%       -3.59%      7.60%        7.59%
ADVANTUS MONEY MARKET PORFOLIO                                                                             12/3/85
                          (a)                             -0.95%       1.65%       2.43%        3.14%
                          (b)                             -1.11%       1.49%       2.27%        2.98%
                          (c)                             -1.20%       1.39%       2.17%        2.88%
                          (d)                             -1.30%       1.29%       2.07%        2.78%
                          (e)                             -1.35%       1.24%       2.02%        2.73%
                          (f)                             -1.45%       1.14%       1.92%        2.62%
                          (g)                             -1.55%       1.04%       1.81%        2.52%
                          (h)                             -1.59%       0.99%       1.76%        2.47%
                          (i)                             -1.69%       0.89%       1.66%        2.37%
                          (j)                             -1.79%       0.79%       1.56%        2.26%
                          (k)                             -1.84%       0.74%       1.51%        2.21%
                          (l)                             -1.94%       0.64%       1.41%        2.11%
                          (m)                             -2.04%       0.54%       1.31%        2.01%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                                      5/1/87
                          (a)                              2.56%       5.61%       5.43%        6.54%
                          (b)                              2.41%       5.46%       5.28%        6.38%
                          (c)                              2.31%       5.35%       5.17%        6.27%
                          (d)                              2.20%       5.25%       5.07%        6.16%
                          (e)                              2.15%       5.19%       5.01%        6.11%
                          (f)                              2.05%       5.09%       4.91%        6.00%
                          (g)                              1.95%       4.98%       4.80%        5.90%
                          (h)                              1.90%       4.93%       4.75%        5.85%
                          (i)                              1.80%       4.83%       4.65%        5.74%
                          (j)                              1.69%       4.72%       4.54%        5.63%
                          (k)                              1.64%       4.67%       4.49%        5.58%
                          (l)                              1.54%       4.56%       4.39%        5.48%
                          (m)                              1.44%       4.46%       4.28%        5.37%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                                                   5/1/98
                          (a)                             40.03%       13.34%       n/a         8.34%
                          (b)                             39.83%       13.17%       n/a         8.18%
                          (c)                             39.69%       13.06%       n/a         8.07%
                          (d)                             39.55%       12.94%       n/a         7.97%
                          (e)                             39.48%       12.89%       n/a         7.91%
                          (f)                             39.34%       12.77%       n/a         7.80%
                          (g)                             39.20%       12.66%       n/a         7.70%
                          (h)                             39.13%       12.60%       n/a         7.64%
                          (i)                             38.99%       12.49%       n/a         7.53%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (j)                             38.85%       12.38%       n/a         7.43%
                          (k)                             38.78%       12.32%       n/a         7.37%
                          (l)                             38.65%       12.21%       n/a         7.27%
                          (m)                             38.51%       12.10%       n/a         7.16%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/02
                          (a)                             24.41%        n/a         n/a        -3.02%
                          (b)                             24.23%        n/a         n/a        -3.16%
                          (c)                             24.11%        n/a         n/a        -3.25%
                          (d)                             23.98%        n/a         n/a        -3.35%
                          (e)                             23.92%        n/a         n/a        -3.40%
                          (f)                             23.80%        n/a         n/a        -3.50%
                          (g)                             23.67%        n/a         n/a        -3.59%
                          (h)                             23.61%        n/a         n/a        -3.64%
                          (i)                             23.49%        n/a         n/a        -3.74%
                          (j)                             23.36%        n/a         n/a        -3.83%
                          (k)                             23.30%        n/a         n/a        -3.88%
                          (l)                             23.18%        n/a         n/a        -3.98%
                          (m)                             23.06%        n/a         n/a        -4.07%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/02
                          (a)                             14.37%        n/a         n/a        -0.94%
                          (b)                             14.21%        n/a         n/a        -1.09%
                          (c)                             14.09%        n/a         n/a        -1.18%
                          (d)                             13.98%        n/a         n/a        -1.28%
                          (e)                             13.92%        n/a         n/a        -1.33%
                          (f)                             13.81%        n/a         n/a        -1.43%
                          (g)                             13.69%        n/a         n/a        -1.53%
                          (h)                             13.64%        n/a         n/a        -1.58%
                          (i)                             13.52%        n/a         n/a        -1.68%
                          (j)                             13.41%        n/a         n/a        -1.78%
                          (k)                             13.35%        n/a         n/a        -1.82%
                          (l)                             13.24%        n/a         n/a        -1.92%
                          (m)                             13.13%        n/a         n/a        -2.02%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                           5/1/02
SHARES
                          (a)                             35.20%        n/a         n/a        -0.26%
                          (b)                             35.00%        n/a         n/a        -0.41%
                          (c)                             34.87%        n/a         n/a        -0.51%
                          (d)                             34.73%        n/a         n/a        -0.61%
                          (e)                             34.67%        n/a         n/a        -0.66%
                          (f)                             34.53%        n/a         n/a        -0.76%
                          (g)                             34.40%        n/a         n/a        -0.86%
                          (h)                             34.33%        n/a         n/a        -0.91%
                          (i)                             34.20%        n/a         n/a        -1.00%
                          (j)                             34.06%        n/a         n/a        -1.10%
                          (k)                             33.99%        n/a         n/a        -1.15%
                          (l)                             33.86%        n/a         n/a        -1.25%
                          (m)                             33.73%        n/a         n/a        -1.35%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/1/02
                          (a)                             22.92%        n/a         n/a        -3.31%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             22.74%        n/a         n/a        -3.45%
                          (c)                             22.62%        n/a         n/a        -3.55%
                          (d)                             22.49%        n/a         n/a        -3.64%
                          (e)                             22.43%        n/a         n/a        -3.69%
                          (f)                             22.31%        n/a         n/a        -3.79%
                          (g)                             22.19%        n/a         n/a        -3.89%
                          (h)                             22.13%        n/a         n/a        -3.93%
                          (i)                             22.00%        n/a         n/a        -4.03%
                          (j)                             21.88%        n/a         n/a        -4.13%
                          (k)                             21.82%        n/a         n/a        -4.17%
                          (l)                             21.70%        n/a         n/a        -4.27%
                          (m)                             21.58%        n/a         n/a        -4.36%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                         5/1/02
SHARES
                          (a)                             27.21%        n/a         n/a         2.52%
                          (b)                             27.03%        n/a         n/a         2.37%
                          (c)                             26.90%        n/a         n/a         2.27%
                          (d)                             26.77%        n/a         n/a         2.17%
                          (e)                             26.71%        n/a         n/a         2.11%
                          (f)                             26.58%        n/a         n/a         2.01%
                          (g)                             26.45%        n/a         n/a         1.91%
                          (h)                             26.39%        n/a         n/a         1.86%
                          (i)                             26.27%        n/a         n/a         1.76%
                          (j)                             26.14%        n/a         n/a         1.65%
                          (k)                             26.08%        n/a         n/a         1.60%
                          (l)                             25.95%        n/a         n/a         1.50%
                          (m)                             25.82%        n/a         n/a         1.40%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/02
                          (a)                             22.88%        n/a         n/a        -1.48%
                          (b)                             22.71%        n/a         n/a        -1.63%
                          (c)                             22.58%        n/a         n/a        -1.73%
                          (d)                             22.46%        n/a         n/a        -1.83%
                          (e)                             22.40%        n/a         n/a        -1.87%
                          (f)                             22.28%        n/a         n/a        -1.97%
                          (g)                             22.15%        n/a         n/a        -2.07%
                          (h)                             22.09%        n/a         n/a        -2.12%
                          (i)                             21.97%        n/a         n/a        -2.22%
                          (j)                             21.85%        n/a         n/a        -2.32%
                          (k)                             21.79%        n/a         n/a        -2.36%
                          (l)                             21.67%        n/a         n/a        -2.46%
                          (m)                             21.54%        n/a         n/a        -2.56%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/02
                          (a)                             26.84%        n/a         n/a         5.45%
                          (b)                             26.65%        n/a         n/a         5.29%
                          (c)                             26.53%        n/a         n/a         5.19%
                          (d)                             26.40%        n/a         n/a         5.08%
                          (e)                             26.34%        n/a         n/a         5.03%
                          (f)                             26.21%        n/a         n/a         4.93%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (g)                             26.08%        n/a         n/a         4.82%
                          (h)                             26.02%        n/a         n/a         4.77%
                          (i)                             25.90%        n/a         n/a         4.66%
                          (j)                             25.77%        n/a         n/a         4.56%
                          (k)                             25.71%        n/a         n/a         4.51%
                          (l)                             25.58%        n/a         n/a         4.40%
                          (m)                             25.46%        n/a         n/a         4.30%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE CLASS 2                                                      2/1/00
                          (a)                             26.23%        n/a         n/a        -2.36%
                          (b)                             26.05%        n/a         n/a        -2.51%
                          (c)                             25.92%        n/a         n/a        -2.60%
                          (d)                             25.80%        n/a         n/a        -2.70%
                          (e)                             25.73%        n/a         n/a        -2.75%
                          (f)                             25.61%        n/a         n/a        -2.85%
                          (g)                             25.48%        n/a         n/a        -2.95%
                          (h)                             25.42%        n/a         n/a        -2.99%
                          (i)                             25.29%        n/a         n/a        -3.09%
                          (j)                             25.17%        n/a         n/a        -3.19%
                          (k)                             25.11%        n/a         n/a        -3.24%
                          (l)                             24.98%        n/a         n/a        -3.33%
                          (m)                             24.86%        n/a         n/a        -3.43%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                       2/1/00
                          (a)                             28.04%        n/a         n/a         2.15%
                          (b)                             27.85%        n/a         n/a         2.00%
                          (c)                             27.72%        n/a         n/a         1.90%
                          (d)                             27.60%        n/a         n/a         1.80%
                          (e)                             27.53%        n/a         n/a         1.75%
                          (f)                             27.40%        n/a         n/a         1.65%
                          (g)                             27.28%        n/a         n/a         1.54%
                          (h)                             27.21%        n/a         n/a         1.49%
                          (i)                             27.09%        n/a         n/a         1.39%
                          (j)                             26.96%        n/a         n/a         1.29%
                          (k)                             26.89%        n/a         n/a         1.24%
                          (l)                             26.77%        n/a         n/a         1.14%
                          (m)                             26.64%        n/a         n/a         1.04%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                             2/1/00
                          (a)                             36.13%        n/a         n/a         9.91%
                          (b)                             35.94%        n/a         n/a         9.75%
                          (c)                             35.80%        n/a         n/a         9.64%
                          (d)                             35.67%        n/a         n/a         9.53%
                          (e)                             35.60%        n/a         n/a         9.47%
                          (f)                             35.46%        n/a         n/a         9.36%
                          (g)                             35.33%        n/a         n/a         9.25%
                          (h)                             35.26%        n/a         n/a         9.20%
                          (i)                             35.12%        n/a         n/a         9.09%
                          (j)                             34.99%        n/a         n/a         8.98%
                          (k)                             34.92%        n/a         n/a         8.93%
                          (l)                             34.79%        n/a         n/a         8.82%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (m)                             34.65%        n/a         n/a         8.71%
FRANKLIN SMALL CAP FUND - CLASS 2                                                                           8/1/00
                          (a)                             35.14%        n/a         n/a        -10.83%
                          (b)                             34.95%        n/a         n/a        -10.97%
                          (c)                             34.81%        n/a         n/a        -11.06%
                          (d)                             34.68%        n/a         n/a        -11.14%
                          (e)                             34.61%        n/a         n/a        -11.19%
                          (f)                             34.48%        n/a         n/a        -11.28%
                          (g)                             34.34%        n/a         n/a        -11.37%
                          (h)                             34.27%        n/a         n/a        -11.41%
                          (i)                             34.14%        n/a         n/a        -11.50%
                          (j)                             34.00%        n/a         n/a        -11.59%
                          (k)                             33.94%        n/a         n/a        -11.63%
                          (l)                             33.80%        n/a         n/a        -11.72%
                          (m)                             33.67%        n/a         n/a        -11.81%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                          5/1/02
FUND - CLASS 2
                          (a)                             25.00%        n/a         n/a         1.39%
                          (b)                             24.82%        n/a         n/a         1.24%
                          (c)                             24.69%        n/a         n/a         1.14%
                          (d)                             24.57%        n/a         n/a         1.04%
                          (e)                             24.51%        n/a         n/a         0.99%
                          (f)                             24.38%        n/a         n/a         0.89%
                          (g)                             24.26%        n/a         n/a         0.79%
                          (h)                             24.20%        n/a         n/a         0.74%
                          (i)                             24.07%        n/a         n/a         0.63%
                          (j)                             23.95%        n/a         n/a         0.53%
                          (k)                             23.89%        n/a         n/a         0.48%
                          (l)                             23.76%        n/a         n/a         0.38%
                          (m)                             23.64%        n/a         n/a         0.28%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                                     5/1/02
                          (a)                             23.23%        n/a         n/a         2.38%
                          (b)                             23.05%        n/a         n/a         2.23%
                          (c)                             22.93%        n/a         n/a         2.12%
                          (d)                             22.81%        n/a         n/a         2.02%
                          (e)                             22.74%        n/a         n/a         1.97%
                          (f)                             22.62%        n/a         n/a         1.87%
                          (g)                             22.50%        n/a         n/a         1.77%
                          (h)                             22.44%        n/a         n/a         1.72%
                          (i)                             22.31%        n/a         n/a         1.61%
                          (j)                             22.19%        n/a         n/a         1.51%
                          (k)                             22.13%        n/a         n/a         1.46%
                          (l)                             22.01%        n/a         n/a         1.36%
                          (m)                             21.89%        n/a         n/a         1.26%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                                                      5/1/02
                          (a)                             11.98%        n/a         n/a         1.88%
                          (b)                             11.82%        n/a         n/a         1.73%
                          (c)                             11.70%        n/a         n/a         1.63%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (d)                             11.59%        n/a         n/a         1.53%
                          (e)                             11.54%        n/a         n/a         1.48%
                          (f)                             11.43%        n/a         n/a         1.38%
                          (g)                             11.31%        n/a         n/a         1.28%
                          (h)                             11.26%        n/a         n/a         1.23%
                          (i)                             11.15%        n/a         n/a         1.12%
                          (j)                             11.04%        n/a         n/a         1.02%
                          (k)                             10.98%        n/a         n/a         0.97%
                          (l)                             10.87%        n/a         n/a         0.87%
                          (m)                             10.76%        n/a         n/a         0.77%
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             18.39%        n/a         n/a        -11.63%
                          (b)                             18.22%        n/a         n/a        -11.76%
                          (c)                             18.10%        n/a         n/a        -11.85%
                          (d)                             17.98%        n/a         n/a        -11.94%
                          (e)                             17.92%        n/a         n/a        -11.98%
                          (f)                             17.81%        n/a         n/a        -12.07%
                          (g)                             17.69%        n/a         n/a        -12.16%
                          (h)                             17.63%        n/a         n/a        -12.20%
                          (i)                             17.51%        n/a         n/a        -12.29%
                          (j)                             17.39%        n/a         n/a        -12.38%
                          (k)                             17.33%        n/a         n/a        -12.42%
                          (l)                             17.22%        n/a         n/a        -12.51%
                          (m)                             17.10%        n/a         n/a        -12.60%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             32.47%        n/a         n/a        -12.17%
                          (b)                             32.28%        n/a         n/a        -12.30%
                          (c)                             32.15%        n/a         n/a        -12.39%
                          (d)                             32.02%        n/a         n/a        -12.48%
                          (e)                             31.95%        n/a         n/a        -12.52%
                          (f)                             31.82%        n/a         n/a        -12.61%
                          (g)                             31.69%        n/a         n/a        -12.69%
                          (h)                             31.62%        n/a         n/a        -12.74%
                          (i)                             31.49%        n/a         n/a        -12.83%
                          (j)                             31.36%        n/a         n/a        -12.91%
                          (k)                             31.29%        n/a         n/a        -12.96%
                          (l)                             31.16%        n/a         n/a        -13.04%
                          (m)                             31.03%        n/a         n/a        -13.13%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                          5/1/02
                          (a)                             20.73%        n/a         n/a        -3.35%
                          (b)                             20.55%        n/a         n/a        -3.49%
                          (c)                             20.43%        n/a         n/a        -3.59%
                          (d)                             20.31%        n/a         n/a        -3.68%
                          (e)                             20.25%        n/a         n/a        -3.73%
                          (f)                             20.13%        n/a         n/a        -3.83%
                          (g)                             20.01%        n/a         n/a        -3.92%
                          (h)                             19.95%        n/a         n/a        -3.97%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (i)                             19.83%        n/a         n/a        -4.07%
                          (j)                             19.71%        n/a         n/a        -4.16%
                          (k)                             19.65%        n/a         n/a        -4.21%
                          (l)                             19.53%        n/a         n/a        -4.31%
                          (m)                             19.41%        n/a         n/a        -4.40%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                  5/1/02
                          (a)                             34.51%        n/a         n/a        -2.77%
                          (b)                             34.32%        n/a         n/a        -2.91%
                          (c)                             34.19%        n/a         n/a        -3.01%
                          (d)                             34.05%        n/a         n/a        -3.10%
                          (e)                             33.98%        n/a         n/a        -3.15%
                          (f)                             33.85%        n/a         n/a        -3.25%
                          (g)                             33.72%        n/a         n/a        -3.35%
                          (h)                             33.65%        n/a         n/a        -3.39%
                          (i)                             33.52%        n/a         n/a        -3.49%
                          (j)                             33.38%        n/a         n/a        -3.59%
                          (k)                             33.32%        n/a         n/a        -3.64%
                          (l)                             33.18%        n/a         n/a        -3.73%
                          (m)                             33.05%        n/a         n/a        -3.83%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                   5/1/02
                          (a)                             31.39%        n/a         n/a        -1.15%
                          (b)                             31.20%        n/a         n/a        -1.29%
                          (c)                             31.07%        n/a         n/a        -1.39%
                          (d)                             30.94%        n/a         n/a        -1.49%
                          (e)                             30.87%        n/a         n/a        -1.54%
                          (f)                             30.74%        n/a         n/a        -1.64%
                          (g)                             30.61%        n/a         n/a        -1.74%
                          (h)                             30.54%        n/a         n/a        -1.79%
                          (i)                             30.41%        n/a         n/a        -1.88%
                          (j)                             30.28%        n/a         n/a        -1.98%
                          (k)                             30.21%        n/a         n/a        -2.03%
                          (l)                             30.09%        n/a         n/a        -2.13%
                          (m)                             29.96%        n/a         n/a        -2.23%
MFS VALUE SERIES - SERVICE SHARES                                                                           5/1/02
                          (a)                             22.80%        n/a         n/a         1.26%
                          (b)                             22.62%        n/a         n/a         1.11%
                          (c)                             22.50%        n/a         n/a         1.01%
                          (d)                             22.37%        n/a         n/a         0.90%
                          (e)                             22.31%        n/a         n/a         0.85%
                          (f)                             22.19%        n/a         n/a         0.75%
                          (g)                             22.07%        n/a         n/a         0.65%
                          (h)                             22.01%        n/a         n/a         0.60%
                          (i)                             21.88%        n/a         n/a         0.50%
                          (j)                             21.76%        n/a         n/a         0.40%
                          (k)                             21.70%        n/a         n/a         0.35%
                          (l)                             21.58%        n/a         n/a         0.25%
                          (m)                             21.46%        n/a         n/a         0.15%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                          5/1/02
SHARES
                          (a)                             28.69%        n/a         n/a         0.57%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception      Date
                                                           Ended       Ended       Ended         to           of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             28.50%        n/a         n/a         0.42%
                          (c)                             28.37%        n/a         n/a         0.32%
                          (d)                             28.24%        n/a         n/a         0.22%
                          (e)                             28.18%        n/a         n/a         0.17%
                          (f)                             28.05%        n/a         n/a         0.07%
                          (g)                             27.92%        n/a         n/a        -0.03%
                          (h)                             27.86%        n/a         n/a        -0.08%
                          (i)                             27.73%        n/a         n/a        -0.18%
                          (j)                             27.60%        n/a         n/a        -0.28%
                          (k)                             27.54%        n/a         n/a        -0.33%
                          (l)                             27.41%        n/a         n/a        -0.43%
                          (m)                             27.28%        n/a         n/a        -0.53%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                            5/1/02
                          (a)                             21.90%        n/a         n/a         8.88%
                          (b)                             21.72%        n/a         n/a         8.72%
                          (c)                             21.60%        n/a         n/a         8.61%
                          (d)                             21.48%        n/a         n/a         8.50%
                          (e)                             21.42%        n/a         n/a         8.45%
                          (f)                             21.29%        n/a         n/a         8.34%
                          (g)                             21.17%        n/a         n/a         8.23%
                          (h)                             21.11%        n/a         n/a         8.18%
                          (i)                             20.99%        n/a         n/a         8.07%
                          (j)                             20.87%        n/a         n/a         7.96%
                          (k)                             20.81%        n/a         n/a         7.91%
                          (l)                             20.69%        n/a         n/a         7.80%
                          (m)                             20.57%        n/a         n/a         7.69%
PANORAMA INTERNATIONAL GROWTH FUND/VA - SERVICE                                                             5/1/02
SHARES
                          (a)                             43.30%        n/a         n/a         0.46%
                          (b)                             43.10%        n/a         n/a         0.31%
                          (c)                             42.95%        n/a         n/a         0.21%
                          (d)                             42.81%        n/a         n/a         0.11%
                          (e)                             42.74%        n/a         n/a         0.06%
                          (f)                             42.60%        n/a         n/a        -0.04%
                          (g)                             42.45%        n/a         n/a        -0.14%
                          (h)                             42.38%        n/a         n/a        -0.19%
                          (i)                             42.24%        n/a         n/a        -0.29%
                          (j)                             42.10%        n/a         n/a        -0.39%
                          (k)                             42.03%        n/a         n/a        -0.44%
                          (l)                             41.88%        n/a         n/a        -0.54%
                          (m)                             41.74%        n/a         n/a        -0.64%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                             25.43%        n/a         n/a         1.26%
                          (b)                             25.25%        n/a         n/a         1.11%
                          (c)                             25.12%        n/a         n/a         1.01%
                          (d)                             25.00%        n/a         n/a         0.91%
                          (e)                             24.93%        n/a         n/a         0.86%
                          (f)                             24.81%        n/a         n/a         0.76%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (g)                             24.68%        n/a         n/a         0.66%
                          (h)                             24.62%        n/a         n/a         0.61%
                          (i)                             24.50%        n/a         n/a         0.51%
                          (j)                             24.37%        n/a         n/a         0.41%
                          (k)                             24.31%        n/a         n/a         0.36%
                          (l)                             24.19%        n/a         n/a         0.26%
                          (m)                             24.06%        n/a         n/a         0.16%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                       5/1/02
                          (a)                             26.56%        n/a         n/a         1.40%
                          (b)                             26.38%        n/a         n/a         1.25%
                          (c)                             26.25%        n/a         n/a         1.15%
                          (d)                             26.12%        n/a         n/a         1.05%
                          (e)                             26.06%        n/a         n/a         1.00%
                          (f)                             25.93%        n/a         n/a         0.90%
                          (g)                             25.81%        n/a         n/a         0.80%
                          (h)                             25.74%        n/a         n/a         0.75%
                          (i)                             25.62%        n/a         n/a         0.65%
                          (j)                             25.49%        n/a         n/a         0.55%
                          (k)                             25.43%        n/a         n/a         0.50%
                          (l)                             25.31%        n/a         n/a         0.40%
                          (m)                             25.18%        n/a         n/a         0.30%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                             30.41%        n/a         n/a        -0.55%
                          (b)                             30.22%        n/a         n/a        -0.70%
                          (c)                             30.09%        n/a         n/a        -0.80%
                          (d)                             29.96%        n/a         n/a        -0.90%
                          (e)                             29.89%        n/a         n/a        -0.95%
                          (f)                             29.76%        n/a         n/a        -1.05%
                          (g)                             29.63%        n/a         n/a        -1.15%
                          (h)                             29.57%        n/a         n/a        -1.19%
                          (i)                             29.44%        n/a         n/a        -1.29%
                          (j)                             29.31%        n/a         n/a        -1.39%
                          (k)                             29.24%        n/a         n/a        -1.44%
                          (l)                             29.11%        n/a         n/a        -1.54%
                          (m)                             28.98%        n/a         n/a        -1.64%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                  5/1/02
                          (a)                             30.45%        n/a         n/a         5.04%
                          (b)                             30.26%        n/a         n/a         4.88%
                          (c)                             30.13%        n/a         n/a         4.78%
                          (d)                             30.00%        n/a         n/a         4.67%
                          (e)                             29.93%        n/a         n/a         4.62%
                          (f)                             29.80%        n/a         n/a         4.52%
                          (g)                             29.67%        n/a         n/a         4.41%
                          (h)                             29.61%        n/a         n/a         4.36%
                          (i)                             29.48%        n/a         n/a         4.26%
                          (j)                             29.35%        n/a         n/a         4.15%
                          (k)                             29.28%        n/a         n/a         4.10%
                          (l)                             29.16%        n/a         n/a         3.99%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (m)                             29.03%        n/a         n/a         3.89%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                    5/1/02
                          (a)                             23.00%        n/a         n/a        -2.43%
                          (b)                             22.82%        n/a         n/a        -2.58%
                          (c)                             22.70%        n/a         n/a        -2.67%
                          (d)                             22.57%        n/a         n/a        -2.77%
                          (e)                             22.51%        n/a         n/a        -2.82%
                          (f)                             22.39%        n/a         n/a        -2.92%
                          (g)                             22.26%        n/a         n/a        -3.01%
                          (h)                             22.20%        n/a         n/a        -3.06%
                          (i)                             22.08%        n/a         n/a        -3.16%
                          (j)                             21.96%        n/a         n/a        -3.26%
                          (k)                             21.90%        n/a         n/a        -3.30%
                          (l)                             21.78%        n/a         n/a        -3.40%
                          (m)                             21.66%        n/a         n/a        -3.50%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                                                     10/1/97
                          (a)                             50.65%       6.24%        n/a        -4.87%
                          (b)                             50.43%       6.08%        n/a        -5.01%
                          (c)                             50.28%       5.98%        n/a        -5.10%
                          (d)                             50.13%       5.87%        n/a        -5.20%
                          (e)                             50.05%       5.82%        n/a        -5.25%
                          (f)                             49.90%       5.71%        n/a        -5.34%
                          (g)                             49.75%       5.61%        n/a        -5.44%
                          (h)                             49.68%       5.55%        n/a        -5.48%
                          (i)                             49.53%       5.45%        n/a        -5.58%
                          (j)                             49.38%       5.34%        n/a        -5.67%
                          (k)                             49.31%       5.29%        n/a        -5.72%
                          (l)                             49.16%       5.19%        n/a        -5.81%
                          (m)                             49.01%       5.08%        n/a        -5.91%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                       1/13/03
CLASS II SHARES
                          (a)                               n/a         n/a         n/a        22.23%
                          (b)                               n/a         n/a         n/a        22.06%
                          (c)                               n/a         n/a         n/a        21.94%
                          (d)                               n/a         n/a         n/a        21.83%
                          (e)                               n/a         n/a         n/a        21.77%
                          (f)                               n/a         n/a         n/a        21.65%
                          (g)                               n/a         n/a         n/a        21.53%
                          (h)                               n/a         n/a         n/a        21.47%
                          (i)                               n/a         n/a         n/a        21.36%
                          (j)                               n/a         n/a         n/a        21.24%
                          (k)                               n/a         n/a         n/a        21.18%
                          (l)                               n/a         n/a         n/a        21.07%
                          (m)                               n/a         n/a         n/a        20.95%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                           1/13/03
PORTFOLIO, CLASS II SHARES
                          (a)                               n/a         n/a         n/a        18.97%
                          (b)                               n/a         n/a         n/a        18.81%
                          (c)                               n/a         n/a         n/a        18.69%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (d)                               n/a         n/a         n/a        18.58%
                          (e)                               n/a         n/a         n/a        18.52%
                          (f)                               n/a         n/a         n/a        18.41%
                          (g)                               n/a         n/a         n/a        18.29%
                          (h)                               n/a         n/a         n/a        18.24%
                          (i)                               n/a         n/a         n/a        18.12%
                          (j)                               n/a         n/a         n/a        18.01%
                          (k)                               n/a         n/a         n/a        17.95%
                          (l)                               n/a         n/a         n/a        17.84%
                          (m)                               n/a         n/a         n/a        17.72%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                         1/13/03
PORTFOLIO - CLASS II SHARES
                          (a)                               n/a         n/a         n/a        20.94%
                          (b)                               n/a         n/a         n/a        20.77%
                          (c)                               n/a         n/a         n/a        20.65%
                          (d)                               n/a         n/a         n/a        20.53%
                          (e)                               n/a         n/a         n/a        20.48%
                          (f)                               n/a         n/a         n/a        20.36%
                          (g)                               n/a         n/a         n/a        20.24%
                          (h)                               n/a         n/a         n/a        20.18%
                          (i)                               n/a         n/a         n/a        20.07%
                          (j)                               n/a         n/a         n/a        19.95%
                          (k)                               n/a         n/a         n/a        19.90%
                          (l)                               n/a         n/a         n/a        19.78%
                          (m)                               n/a         n/a         n/a        19.66%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          9/22/03
                          (a)                               n/a         n/a         n/a         5.65%
                          (b)                               n/a         n/a         n/a         5.61%
                          (c)                               n/a         n/a         n/a         5.58%
                          (d)                               n/a         n/a         n/a         5.55%
                          (e)                               n/a         n/a         n/a         5.54%
                          (f)                               n/a         n/a         n/a         5.51%
                          (g)                               n/a         n/a         n/a         5.48%
                          (h)                               n/a         n/a         n/a         5.46%
                          (i)                               n/a         n/a         n/a         5.43%
                          (j)                               n/a         n/a         n/a         5.41%
                          (k)                               n/a         n/a         n/a         5.39%
                          (l)                               n/a         n/a         n/a         5.36%
                          (m)                               n/a         n/a         n/a         5.33%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                12/3/85
                          (a)                             18.65%       -1.21%      6.55%        8.12%
                          (b)                             18.47%       -1.36%      6.39%        7.96%
                          (c)                             18.36%       -1.45%      6.29%        7.85%
                          (d)                             18.24%       -1.55%      6.18%        7.74%
                          (e)                             18.18%       -1.60%      6.13%        7.69%
                          (f)                             18.06%       -1.70%      6.02%        7.58%
                          (g)                             17.94%       -1.80%      5.92%        7.47%
                          (h)                             17.88%       -1.85%      5.86%        7.42%
                          (i)                             17.76%       -1.95%      5.76%        7.31%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (j)                             17.65%       -2.04%      5.65%        7.20%
                          (k)                             17.59%       -2.09%      5.60%        7.15%
                          (l)                             17.47%       -2.19%      5.49%        7.04%
                          (m)                             17.35%       -2.29%      5.39%        6.94%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                            10/15/97
                          (a)                             19.94%       -4.81%       n/a        -1.14%
                          (b)                             19.76%       -4.96%       n/a        -1.28%
                          (c)                             19.64%       -5.05%       n/a        -1.38%
                          (d)                             19.53%       -5.15%       n/a        -1.48%
                          (e)                             19.47%       -5.19%       n/a        -1.53%
                          (f)                             19.35%       -5.29%       n/a        -1.63%
                          (g)                             19.23%       -5.38%       n/a        -1.73%
                          (h)                             19.17%       -5.43%       n/a        -1.78%
                          (i)                             19.05%       -5.53%       n/a        -1.87%
                          (j)                             18.93%       -5.62%       n/a        -1.97%
                          (k)                             18.87%       -5.67%       n/a        -2.02%
                          (l)                             18.75%       -5.76%       n/a        -2.12%
                          (m)                             18.63%       -5.86%       n/a        -2.22%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                  12/3/85
                          (a)                             23.41%       -8.57%      4.54%        6.56%
                          (b)                             23.23%       -8.71%      4.38%        6.40%
                          (c)                             23.10%       -8.80%      4.28%        6.29%
                          (d)                             22.98%       -8.89%      4.18%        6.18%
                          (e)                             22.92%       -8.94%      4.12%        6.13%
                          (f)                             22.80%       -9.03%      4.02%        6.02%
                          (g)                             22.68%       -9.12%      3.92%        5.92%
                          (h)                             22.62%       -9.16%      3.86%        5.87%
                          (i)                             22.49%       -9.25%      3.76%        5.76%
                          (j)                             22.37%       -9.35%      3.66%        5.65%
                          (k)                             22.31%       -9.39%      3.61%        5.60%
                          (l)                             22.19%       -9.48%      3.50%        5.50%
                          (m)                             22.07%       -9.57%      3.40%        5.39%
W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO                                                           9/22/03
                          (a)                               n/a         n/a         n/a        12.66%
                          (b)                               n/a         n/a         n/a        12.62%
                          (c)                               n/a         n/a         n/a        12.59%
                          (d)                               n/a         n/a         n/a        12.56%
                          (e)                               n/a         n/a         n/a        12.54%
                          (f)                               n/a         n/a         n/a        12.51%
                          (g)                               n/a         n/a         n/a        12.48%
                          (h)                               n/a         n/a         n/a        12.46%
                          (i)                               n/a         n/a         n/a        12.43%
                          (j)                               n/a         n/a         n/a        12.40%
                          (k)                               n/a         n/a         n/a        12.39%
                          (l)                               n/a         n/a         n/a        12.36%
                          (m)                               n/a         n/a         n/a        12.32%
W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO                                                         5/1/92
                          (a)                             44.60%       3.95%       6.22%        7.77%
                          (b)                             44.39%       3.80%       6.06%        7.61%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (c)                             44.25%       3.69%       5.96%        7.50%
                          (d)                             44.10%       3.59%       5.85%        7.39%
                          (e)                             44.03%       3.54%       5.80%        7.34%
                          (f)                             43.89%       3.44%       5.69%        7.23%
                          (g)                             43.74%       3.33%       5.59%        7.12%
                          (h)                             43.67%       3.28%       5.53%        7.07%
                          (i)                             43.53%       3.18%       5.43%        6.96%
                          (j)                             43.38%       3.07%       5.32%        6.85%
                          (k)                             43.31%       3.02%       5.27%        6.80%
                          (l)                             43.17%       2.92%       5.16%        6.69%
                          (m)                             43.02%       2.82%       5.06%        6.59%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                        10/1/97
                          (a)                             52.04%       7.00%        n/a         4.97%
                          (b)                             51.83%       6.84%        n/a         4.82%
                          (c)                             51.67%       6.73%        n/a         4.71%
                          (d)                             51.52%       6.63%        n/a         4.61%
                          (e)                             51.44%       6.57%        n/a         4.56%
                          (f)                             51.29%       6.47%        n/a         4.45%
                          (g)                             51.14%       6.36%        n/a         4.35%
                          (h)                             51.07%       6.31%        n/a         4.29%
                          (i)                             50.92%       6.20%        n/a         4.19%
                          (j)                             50.76%       6.09%        n/a         4.09%
                          (k)                             50.69%       6.04%        n/a         4.03%
                          (l)                             50.54%       5.93%        n/a         3.93%
                          (m)                             50.39%       5.83%        n/a         3.83%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            9/22/03
PORTFOLIO
                          (a)                               n/a         n/a         n/a         9.88%
                          (b)                               n/a         n/a         n/a         9.84%
                          (c)                               n/a         n/a         n/a         9.81%
                          (d)                               n/a         n/a         n/a         9.78%
                          (e)                               n/a         n/a         n/a         9.76%
                          (f)                               n/a         n/a         n/a         9.73%
                          (g)                               n/a         n/a         n/a         9.70%
                          (h)                               n/a         n/a         n/a         9.69%
                          (i)                               n/a         n/a         n/a         9.66%
                          (j)                               n/a         n/a         n/a         9.63%
                          (k)                               n/a         n/a         n/a         9.61%
                          (l)                               n/a         n/a         n/a         9.58%
                          (m)                               n/a         n/a         n/a         9.55%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/93
                          (a)                             46.98%       1.73%       5.72%        6.92%
                          (b)                             46.76%       1.58%       5.56%        6.76%
                          (c)                             46.61%       1.47%       5.45%        6.65%
                          (d)                             46.46%       1.37%       5.35%        6.54%
                          (e)                             46.39%       1.32%       5.29%        6.49%
                          (f)                             46.24%       1.22%       5.19%        6.38%
                          (g)                             46.10%       1.12%       5.08%        6.28%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (h)                             46.02%       1.07%       5.03%        6.23%
                          (i)                             45.88%       0.97%       4.93%        6.12%
                          (j)                             45.73%       0.87%       4.82%        6.01%
                          (k)                             45.66%       0.82%       4.77%        5.96%
                          (l)                             45.51%       0.72%       4.66%        5.85%
                          (m)                             45.37%       0.61%       4.56%        5.75%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE PORTFOLIO                                                          10/1/97
                          (a)                             47.19%       9.68%        n/a         6.53%
                          (b)                             46.98%       9.52%        n/a         6.38%
                          (c)                             46.83%       9.41%        n/a         6.27%
                          (d)                             46.68%       9.30%        n/a         6.16%
                          (e)                             46.61%       9.25%        n/a         6.11%
                          (f)                             46.46%       9.14%        n/a         6.00%
                          (g)                             46.32%       9.03%        n/a         5.90%
                          (h)                             46.24%       8.97%        n/a         5.84%
                          (i)                             46.10%       8.87%        n/a         5.74%
                          (j)                             45.95%       8.76%        n/a         5.63%
                          (k)                             45.88%       8.70%        n/a         5.58%
                          (l)                             45.73%       8.59%        n/a         5.47%
                          (m)                             45.59%       8.48%        n/a         5.37%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/2/94
                          (a)                             25.09%       -1.60%       n/a         7.64%
                          (b)                             24.90%       -1.74%       n/a         7.48%
                          (c)                             24.78%       -1.84%       n/a         7.38%
                          (d)                             24.65%       -1.94%       n/a         7.27%
                          (e)                             24.59%       -1.99%       n/a         7.21%
                          (f)                             24.47%       -2.09%       n/a         7.11%
                          (g)                             24.34%       -2.18%       n/a         7.00%
                          (h)                             24.28%       -2.23%       n/a         6.95%
                          (i)                             24.16%       -2.33%       n/a         6.84%
                          (j)                             24.03%       -2.43%       n/a         6.73%
                          (k)                             23.97%       -2.48%       n/a         6.68%
                          (l)                             23.84%       -2.57%       n/a         6.57%
                          (m)                             23.72%       -2.67%       n/a         6.47%

               AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE APPLIED
                                     L CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.50% (base contract)

(b) 1.65% (contract with highest anniversary value rider)

(c) 1.75% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.85% (contract with premier death benefit rider)

(e) 1.90% (contract with EEB and highest anniversary value rider)

(f) 2.00% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.10% (contract with EEB and premier death benefit rider)

(h) 2.15% (contract with GIPB and highest anniversary value rider)

(i) 2.25% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.35% (contract with GIPB and premier death benefit rider)

(k) 2.40% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.50% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.60% (contract with EEB and GIPB and premier death benefit rider)

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
ADVANTUS BOND PORTFOLIO                                                                                    12/3/85
                          (a)                             -3.21%       4.60%       4.72%        6.21%
                          (b)                             -3.36%       4.44%       4.57%        6.05%
                          (c)                             -3.47%       4.34%       4.46%        5.95%
                          (d)                             -3.57%       4.23%       4.36%        5.84%
                          (e)                             -3.62%       4.18%       4.30%        5.79%
                          (f)                             -3.73%       4.07%       4.20%        5.68%
                          (g)                             -3.83%       3.97%       4.10%        5.58%
                          (h)                             -3.88%       3.92%       4.04%        5.52%
                          (i)                             -3.98%       3.81%       3.94%        5.42%
                          (j)                             -4.09%       3.71%       3.84%        5.31%
                          (k)                             -4.14%       3.66%       3.78%        5.26%
                          (l)                             -4.24%       3.56%       3.68%        5.16%
                          (m)                             -4.34%       3.45%       3.58%        5.05%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                                       10/1/97
                          (a)                             25.60%       7.15%        n/a         8.01%
                          (b)                             25.40%       6.99%        n/a         7.85%
                          (c)                             25.27%       6.88%        n/a         7.74%
                          (d)                             25.14%       6.78%        n/a         7.63%
                          (e)                             25.07%       6.72%        n/a         7.58%
                          (f)                             24.94%       6.62%        n/a         7.47%
                          (g)                             24.80%       6.51%        n/a         7.36%
                          (h)                             24.74%       6.46%        n/a         7.31%
                          (i)                             24.61%       6.35%        n/a         7.20%
                          (j)                             24.48%       6.25%        n/a         7.10%
                          (k)                             24.41%       6.19%        n/a         7.04%
                          (l)                             24.28%       6.09%        n/a         6.93%
                          (m)                             24.15%       5.98%        n/a         6.83%
ADVANTUS INDEX 500 PORTFOLIO                                                                                5/1/87
                          (a)                             19.15%       -2.48%      8.85%        8.83%
                          (b)                             18.96%       -2.62%      8.68%        8.67%
                          (c)                             18.84%       -2.72%      8.58%        8.56%
                          (d)                             18.71%       -2.82%      8.47%        8.45%
                          (e)                             18.65%       -2.87%      8.41%        8.40%
                          (f)                             18.52%       -2.96%      8.31%        8.29%
                          (g)                             18.40%       -3.06%      8.20%        8.18%
                          (h)                             18.34%       -3.11%      8.14%        8.13%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (i)                             18.21%       -3.21%      8.03%        8.02%
                          (j)                             18.09%       -3.30%      7.93%        7.91%
                          (k)                             18.02%       -3.35%      7.87%        7.86%
                          (l)                             17.90%       -3.45%      7.76%        7.75%
                          (m)                             17.77%       -3.55%      7.66%        7.64%
ADVANTUS MONEY MARKET PORTFOLIO                                                                            12/3/85
                          (a)                             -7.90%       1.70%       2.48%        3.19%
                          (b)                             -8.05%       1.55%       2.32%        3.03%
                          (c)                             -8.15%       1.44%       2.22%        2.93%
                          (d)                             -8.25%       1.34%       2.12%        2.83%
                          (e)                             -8.30%       1.29%       2.07%        2.78%
                          (f)                             -8.40%       1.19%       1.97%        2.67%
                          (g)                             -8.50%       1.09%       1.86%        2.57%
                          (h)                             -8.55%       1.04%       1.81%        2.52%
                          (i)                             -8.65%       0.94%       1.71%        2.42%
                          (j)                             -8.74%       0.84%       1.61%        2.32%
                          (k)                             -8.79%       0.79%       1.56%        2.26%
                          (l)                             -8.89%       0.69%       1.46%        2.16%
                          (m)                             -8.99%       0.59%       1.36%        2.06%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                                      5/1/87
                          (a)                             -4.39%       5.67%       5.49%        6.59%
                          (b)                             -4.54%       5.51%       5.33%        6.43%
                          (c)                             -4.64%       5.40%       5.22%        6.32%
                          (d)                             -4.75%       5.30%       5.12%        6.22%
                          (e)                             -4.80%       5.25%       5.07%        6.16%
                          (f)                             -4.90%       5.14%       4.96%        6.06%
                          (g)                             -5.00%       5.04%       4.86%        5.95%
                          (h)                             -5.05%       4.98%       4.80%        5.90%
                          (i)                             -5.15%       4.88%       4.70%        5.79%
                          (j)                             -5.26%       4.77%       4.59%        5.69%
                          (k)                             -5.31%       4.72%       4.54%        5.63%
                          (l)                             -5.41%       4.62%       4.44%        5.53%
                          (m)                             -5.51%       4.51%       4.33%        5.42%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                                                   5/1/98
                          (a)                             33.11%       13.39%       n/a         8.40%
                          (b)                             32.90%       13.22%       n/a         8.24%
                          (c)                             32.76%       13.11%       n/a         8.13%
                          (d)                             32.62%       13.00%       n/a         8.02%
                          (e)                             32.55%       12.94%       n/a         7.97%
                          (f)                             32.41%       12.83%       n/a         7.86%
                          (g)                             32.27%       12.72%       n/a         7.75%
                          (h)                             32.20%       12.66%       n/a         7.70%
                          (i)                             32.06%       12.55%       n/a         7.59%
                          (j)                             31.92%       12.44%       n/a         7.48%
                          (k)                             31.85%       12.38%       n/a         7.43%
                          (l)                             31.72%       12.27%       n/a         7.32%
                          (m)                             31.58%       12.15%       n/a         7.21%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/02
                          (a)                             17.48%        n/a         n/a        -7.31%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             17.29%        n/a         n/a        -7.46%
                          (c)                             17.17%        n/a         n/a        -7.56%
                          (d)                             17.05%        n/a         n/a        -7.66%
                          (e)                             16.98%        n/a         n/a        -7.71%
                          (f)                             16.86%        n/a         n/a        -7.81%
                          (g)                             16.73%        n/a         n/a        -7.91%
                          (h)                             16.67%        n/a         n/a        -7.96%
                          (i)                             16.55%        n/a         n/a        -8.06%
                          (j)                             16.43%        n/a         n/a        -8.16%
                          (k)                             16.36%        n/a         n/a        -8.21%
                          (l)                             16.24%        n/a         n/a        -8.31%
                          (m)                             16.12%        n/a         n/a        -8.41%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/02
                          (a)                              7.44%        n/a         n/a        -5.17%
                          (b)                              7.26%        n/a         n/a        -5.32%
                          (c)                              7.15%        n/a         n/a        -5.42%
                          (d)                              7.04%        n/a         n/a        -5.53%
                          (e)                              6.98%        n/a         n/a        -5.58%
                          (f)                              6.86%        n/a         n/a        -5.68%
                          (g)                              6.75%        n/a         n/a        -5.78%
                          (h)                              6.69%        n/a         n/a        -5.83%
                          (i)                              6.58%        n/a         n/a        -5.93%
                          (j)                              6.47%        n/a         n/a        -6.03%
                          (k)                              6.41%        n/a         n/a        -6.08%
                          (l)                              6.30%        n/a         n/a        -6.19%
                          (m)                              6.18%        n/a         n/a        -6.29%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                           5/1/02
SHARES
                          (a)                             28.27%        n/a         n/a        -4.47%
                          (b)                             28.07%        n/a         n/a        -4.62%
                          (c)                             27.94%        n/a         n/a        -4.73%
                          (d)                             27.80%        n/a         n/a        -4.83%
                          (e)                             27.73%        n/a         n/a        -4.88%
                          (f)                             27.60%        n/a         n/a        -4.98%
                          (g)                             27.46%        n/a         n/a        -5.09%
                          (h)                             27.40%        n/a         n/a        -5.14%
                          (i)                             27.26%        n/a         n/a        -5.24%
                          (j)                             27.13%        n/a         n/a        -5.34%
                          (k)                             27.06%        n/a         n/a        -5.39%
                          (l)                             26.93%        n/a         n/a        -5.49%
                          (m)                             26.79%        n/a         n/a        -5.60%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/1/02
                          (a)                             15.98%        n/a         n/a        -7.61%
                          (b)                             15.80%        n/a         n/a        -7.76%
                          (c)                             15.68%        n/a         n/a        -7.86%
                          (d)                             15.56%        n/a         n/a        -7.96%
                          (e)                             15.49%        n/a         n/a        -8.01%
                          (f)                             15.37%        n/a         n/a        -8.11%
                          (g)                             15.25%        n/a         n/a        -8.21%
                          (h)                             15.19%        n/a         n/a        -8.26%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (i)                             15.07%        n/a         n/a        -8.36%
                          (j)                             14.94%        n/a         n/a        -8.46%
                          (k)                             14.88%        n/a         n/a        -8.51%
                          (l)                             14.76%        n/a         n/a        -8.61%
                          (m)                             14.64%        n/a         n/a        -8.71%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                         5/1/02
SHARES
                          (a)                             20.28%        n/a         n/a        -1.61%
                          (b)                             20.09%        n/a         n/a        -1.77%
                          (c)                             19.96%        n/a         n/a        -1.87%
                          (d)                             19.84%        n/a         n/a        -1.98%
                          (e)                             19.77%        n/a         n/a        -2.03%
                          (f)                             19.64%        n/a         n/a        -2.13%
                          (g)                             19.52%        n/a         n/a        -2.24%
                          (h)                             19.45%        n/a         n/a        -2.29%
                          (i)                             19.33%        n/a         n/a        -2.40%
                          (j)                             19.20%        n/a         n/a        -2.50%
                          (k)                             19.14%        n/a         n/a        -2.55%
                          (l)                             19.01%        n/a         n/a        -2.66%
                          (m)                             18.89%        n/a         n/a        -2.76%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/02
                          (a)                             15.95%        n/a         n/a        -5.73%
                          (b)                             15.77%        n/a         n/a        -5.88%
                          (c)                             15.64%        n/a         n/a        -5.98%
                          (d)                             15.52%        n/a         n/a        -6.09%
                          (e)                             15.46%        n/a         n/a        -6.14%
                          (f)                             15.34%        n/a         n/a        -6.24%
                          (g)                             15.21%        n/a         n/a        -6.34%
                          (h)                             15.15%        n/a         n/a        -6.39%
                          (i)                             15.03%        n/a         n/a        -6.49%
                          (j)                             14.91%        n/a         n/a        -6.59%
                          (k)                             14.85%        n/a         n/a        -6.64%
                          (l)                             14.73%        n/a         n/a        -6.74%
                          (m)                             14.61%        n/a         n/a        -6.84%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/02
                          (a)                             19.91%        n/a         n/a         1.40%
                          (b)                             19.72%        n/a         n/a         1.24%
                          (c)                             19.59%        n/a         n/a         1.13%
                          (d)                             19.46%        n/a         n/a         1.03%
                          (e)                             19.40%        n/a         n/a         0.97%
                          (f)                             19.27%        n/a         n/a         0.86%
                          (g)                             19.15%        n/a         n/a         0.76%
                          (h)                             19.08%        n/a         n/a         0.70%
                          (i)                             18.96%        n/a         n/a         0.59%
                          (j)                             18.83%        n/a         n/a         0.49%
                          (k)                             18.77%        n/a         n/a         0.43%
                          (l)                             18.64%        n/a         n/a         0.33%
                          (m)                             18.52%        n/a         n/a         0.22%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
FIDELITY VIP CONTRAFUND(R)PORTFOLIO: SERVICE CLASS 2                                                        2/1/00
                          (a)                             19.30%        n/a         n/a        -4.00%
                          (b)                             19.11%        n/a         n/a        -4.15%
                          (c)                             18.99%        n/a         n/a        -4.25%
                          (d)                             18.86%        n/a         n/a        -4.35%
                          (e)                             18.80%        n/a         n/a        -4.41%
                          (f)                             18.67%        n/a         n/a        -4.51%
                          (g)                             18.55%        n/a         n/a        -4.61%
                          (h)                             18.48%        n/a         n/a        -4.66%
                          (i)                             18.36%        n/a         n/a        -4.76%
                          (j)                             18.23%        n/a         n/a        -4.87%
                          (k)                             18.17%        n/a         n/a        -4.92%
                          (l)                             18.04%        n/a         n/a        -5.02%
                          (m)                             17.92%        n/a         n/a        -5.12%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                       2/1/00
                          (a)                             21.11%        n/a         n/a         0.74%
                          (b)                             20.91%        n/a         n/a         0.58%
                          (c)                             20.79%        n/a         n/a         0.47%
                          (d)                             20.66%        n/a         n/a         0.36%
                          (e)                             20.60%        n/a         n/a         0.31%
                          (f)                             20.47%        n/a         n/a         0.20%
                          (g)                             20.34%        n/a         n/a         0.10%
                          (h)                             20.28%        n/a         n/a         0.04%
                          (i)                             20.15%        n/a         n/a        -0.06%
                          (j)                             20.02%        n/a         n/a        -0.17%
                          (k)                             19.96%        n/a         n/a        -0.22%
                          (l)                             19.83%        n/a         n/a        -0.33%
                          (m)                             19.70%        n/a         n/a        -0.43%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                             2/1/00
                          (a)                             29.21%        n/a         n/a         8.79%
                          (b)                             29.01%        n/a         n/a         8.62%
                          (c)                             28.87%        n/a         n/a         8.50%
                          (d)                             28.73%        n/a         n/a         8.39%
                          (e)                             28.67%        n/a         n/a         8.33%
                          (f)                             28.53%        n/a         n/a         8.22%
                          (g)                             28.39%        n/a         n/a         8.11%
                          (h)                             28.33%        n/a         n/a         8.05%
                          (i)                             28.19%        n/a         n/a         7.94%
                          (j)                             28.06%        n/a         n/a         7.82%
                          (k)                             27.99%        n/a         n/a         7.77%
                          (l)                             27.85%        n/a         n/a         7.66%
                          (m)                             27.72%        n/a         n/a         7.54%
FRANKLIN SMALL CAP FUND - CLASS 2                                                                           8/1/00
                          (a)                             28.22%        n/a         n/a        -13.18%
                          (b)                             28.02%        n/a         n/a        -13.32%
                          (c)                             27.88%        n/a         n/a        -13.42%
                          (d)                             27.75%        n/a         n/a        -13.51%
                          (e)                             27.68%        n/a         n/a        -13.56%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (f)                             27.54%        n/a         n/a        -13.65%
                          (g)                             27.41%        n/a         n/a        -13.75%
                          (h)                             27.34%        n/a         n/a        -13.80%
                          (i)                             27.21%        n/a         n/a        -13.89%
                          (j)                             27.07%        n/a         n/a        -13.99%
                          (k)                             27.00%        n/a         n/a        -14.03%
                          (l)                             26.87%        n/a         n/a        -14.13%
                          (m)                             26.74%        n/a         n/a        -14.22%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                          5/1/02
FUND - CLASS 2
                          (a)                             18.07%        n/a         n/a        -2.77%
                          (b)                             17.88%        n/a         n/a        -2.93%
                          (c)                             17.76%        n/a         n/a        -3.03%
                          (d)                             17.63%        n/a         n/a        -3.14%
                          (e)                             17.57%        n/a         n/a        -3.19%
                          (f)                             17.44%        n/a         n/a        -3.29%
                          (g)                             17.32%        n/a         n/a        -3.40%
                          (h)                             17.26%        n/a         n/a        -3.45%
                          (i)                             17.13%        n/a         n/a        -3.55%
                          (j)                             17.01%        n/a         n/a        -3.65%
                          (k)                             16.95%        n/a         n/a        -3.71%
                          (l)                             16.82%        n/a         n/a        -3.81%
                          (m)                             16.70%        n/a         n/a        -3.91%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                                     5/1/02
                          (a)                             16.30%        n/a         n/a        -1.76%
                          (b)                             16.11%        n/a         n/a        -1.91%
                          (c)                             15.99%        n/a         n/a        -2.02%
                          (d)                             15.87%        n/a         n/a        -2.12%
                          (e)                             15.81%        n/a         n/a        -2.18%
                          (f)                             15.68%        n/a         n/a        -2.28%
                          (g)                             15.56%        n/a         n/a        -2.39%
                          (h)                             15.50%        n/a         n/a        -2.44%
                          (i)                             15.38%        n/a         n/a        -2.54%
                          (j)                             15.25%        n/a         n/a        -2.65%
                          (k)                             15.19%        n/a         n/a        -2.70%
                          (l)                             15.07%        n/a         n/a        -2.80%
                          (m)                             14.95%        n/a         n/a        -2.91%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE SHARES                                                      5/1/02
                          (a)                              5.04%        n/a         n/a        -2.26%
                          (b)                              4.87%        n/a         n/a        -2.42%
                          (c)                              4.76%        n/a         n/a        -2.52%
                          (d)                              4.65%        n/a         n/a        -2.63%
                          (e)                              4.59%        n/a         n/a        -2.68%
                          (f)                              4.48%        n/a         n/a        -2.79%
                          (g)                              4.37%        n/a         n/a        -2.89%
                          (h)                              4.31%        n/a         n/a        -2.94%
                          (i)                              4.20%        n/a         n/a        -3.05%
                          (j)                              4.09%        n/a         n/a        -3.15%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (k)                              4.04%        n/a         n/a        -3.20%
                          (l)                              3.93%        n/a         n/a        -3.31%
                          (m)                              3.81%        n/a         n/a        -3.41%
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             11.46%        n/a         n/a        -13.86%
                          (b)                             11.28%        n/a         n/a        -14.01%
                          (c)                             11.16%        n/a         n/a        -14.10%
                          (d)                             11.04%        n/a         n/a        -14.20%
                          (e)                             10.98%        n/a         n/a        -14.24%
                          (f)                             10.87%        n/a         n/a        -14.34%
                          (g)                             10.75%        n/a         n/a        -14.43%
                          (h)                             10.69%        n/a         n/a        -14.48%
                          (i)                             10.57%        n/a         n/a        -14.58%
                          (j)                             10.45%        n/a         n/a        -14.67%
                          (k)                             10.39%        n/a         n/a        -14.72%
                          (l)                             10.28%        n/a         n/a        -14.81%
                          (m)                             10.16%        n/a         n/a        -14.91%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                         2/1/00
SERVICE SHARES
                          (a)                             25.55%        n/a         n/a        -14.45%
                          (b)                             25.35%        n/a         n/a        -14.59%
                          (c)                             25.22%        n/a         n/a        -14.68%
                          (d)                             25.08%        n/a         n/a        -14.78%
                          (e)                             25.02%        n/a         n/a        -14.83%
                          (f)                             24.88%        n/a         n/a        -14.92%
                          (g)                             24.75%        n/a         n/a        -15.02%
                          (h)                             24.69%        n/a         n/a        -15.06%
                          (i)                             24.55%        n/a         n/a        -15.16%
                          (j)                             24.42%        n/a         n/a        -15.25%
                          (k)                             24.36%        n/a         n/a        -15.30%
                          (l)                             24.23%        n/a         n/a        -15.39%
                          (m)                             24.09%        n/a         n/a        -15.49%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                          5/1/02
                          (a)                             13.79%        n/a         n/a        -7.65%
                          (b)                             13.61%        n/a         n/a        -7.80%
                          (c)                             13.49%        n/a         n/a        -7.90%
                          (d)                             13.37%        n/a         n/a        -8.00%
                          (e)                             13.31%        n/a         n/a        -8.05%
                          (f)                             13.19%        n/a         n/a        -8.15%
                          (g)                             13.07%        n/a         n/a        -8.25%
                          (h)                             13.01%        n/a         n/a        -8.30%
                          (i)                             12.89%        n/a         n/a        -8.40%
                          (j)                             12.77%        n/a         n/a        -8.50%
                          (k)                             12.71%        n/a         n/a        -8.55%
                          (l)                             12.59%        n/a         n/a        -8.65%
                          (m)                             12.47%        n/a         n/a        -8.75%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                  5/1/02
                          (a)                             27.59%        n/a         n/a        -7.05%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             27.39%        n/a         n/a        -7.20%
                          (c)                             27.25%        n/a         n/a        -7.30%
                          (d)                             27.12%        n/a         n/a        -7.40%
                          (e)                             27.05%        n/a         n/a        -7.45%
                          (f)                             26.92%        n/a         n/a        -7.55%
                          (g)                             26.78%        n/a         n/a        -7.65%
                          (h)                             26.72%        n/a         n/a        -7.70%
                          (i)                             26.58%        n/a         n/a        -7.80%
                          (j)                             26.45%        n/a         n/a        -7.90%
                          (k)                             26.38%        n/a         n/a        -7.95%
                          (l)                             26.25%        n/a         n/a        -8.05%
                          (m)                             26.12%        n/a         n/a        -8.15%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                   5/1/02
                          (a)                             24.46%        n/a         n/a        -5.39%
                          (b)                             24.26%        n/a         n/a        -5.54%
                          (c)                             24.13%        n/a         n/a        -5.64%
                          (d)                             24.00%        n/a         n/a        -5.74%
                          (e)                             23.94%        n/a         n/a        -5.79%
                          (f)                             23.80%        n/a         n/a        -5.89%
                          (g)                             23.67%        n/a         n/a        -6.00%
                          (h)                             23.61%        n/a         n/a        -6.05%
                          (i)                             23.48%        n/a         n/a        -6.15%
                          (j)                             23.35%        n/a         n/a        -6.25%
                          (k)                             23.28%        n/a         n/a        -6.30%
                          (l)                             23.15%        n/a         n/a        -6.40%
                          (m)                             23.02%        n/a         n/a        -6.50%
MFS VALUE SERIES - SERVICE SHARES                                                                           5/1/02
                          (a)                             15.86%        n/a         n/a        -2.91%
                          (b)                             15.68%        n/a         n/a        -3.07%
                          (c)                             15.56%        n/a         n/a        -3.17%
                          (d)                             15.43%        n/a         n/a        -3.27%
                          (e)                             15.37%        n/a         n/a        -3.33%
                          (f)                             15.25%        n/a         n/a        -3.43%
                          (g)                             15.13%        n/a         n/a        -3.53%
                          (h)                             15.07%        n/a         n/a        -3.58%
                          (i)                             14.94%        n/a         n/a        -3.69%
                          (j)                             14.82%        n/a         n/a        -3.79%
                          (k)                             14.76%        n/a         n/a        -3.84%
                          (l)                             14.64%        n/a         n/a        -3.95%
                          (m)                             14.52%        n/a         n/a        -4.05%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                          5/1/02
SHARES
                          (a)                             21.76%        n/a         n/a        -3.62%
                          (b)                             21.56%        n/a         n/a        -3.77%
                          (c)                             21.44%        n/a         n/a        -3.87%
                          (d)                             21.31%        n/a         n/a        -3.98%
                          (e)                             21.24%        n/a         n/a        -4.03%
                          (f)                             21.11%        n/a         n/a        -4.13%
                          (g)                             20.99%        n/a         n/a        -4.24%
                          (h)                             20.92%        n/a         n/a        -4.29%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (i)                             20.79%        n/a         n/a        -4.39%
                          (j)                             20.67%        n/a         n/a        -4.49%
                          (k)                             20.60%        n/a         n/a        -4.54%
                          (l)                             20.48%        n/a         n/a        -4.65%
                          (m)                             20.35%        n/a         n/a        -4.75%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                            5/1/02
                          (a)                             14.96%        n/a         n/a         4.93%
                          (b)                             14.78%        n/a         n/a         4.76%
                          (c)                             14.66%        n/a         n/a         4.65%
                          (d)                             14.54%        n/a         n/a         4.54%
                          (e)                             14.48%        n/a         n/a         4.48%
                          (f)                             14.36%        n/a         n/a         4.37%
                          (g)                             14.23%        n/a         n/a         4.26%
                          (h)                             14.17%        n/a         n/a         4.20%
                          (i)                             14.05%        n/a         n/a         4.09%
                          (j)                             13.93%        n/a         n/a         3.98%
                          (k)                             13.87%        n/a         n/a         3.93%
                          (l)                             13.75%        n/a         n/a         3.81%
                          (m)                             13.63%        n/a         n/a         3.70%
PANORAMA INTERNATIONAL GROWTH FUND/VA - SERVICE                                                             5/1/02
SHARES
                          (a)                             36.38%        n/a         n/a        -3.73%
                          (b)                             36.17%        n/a         n/a        -3.88%
                          (c)                             36.03%        n/a         n/a        -3.98%
                          (d)                             35.88%        n/a         n/a        -4.09%
                          (e)                             35.81%        n/a         n/a        -4.14%
                          (f)                             35.67%        n/a         n/a        -4.24%
                          (g)                             35.52%        n/a         n/a        -4.35%
                          (h)                             35.45%        n/a         n/a        -4.40%
                          (i)                             35.31%        n/a         n/a        -4.50%
                          (j)                             35.17%        n/a         n/a        -4.60%
                          (k)                             35.10%        n/a         n/a        -4.65%
                          (l)                             34.96%        n/a         n/a        -4.76%
                          (m)                             34.81%        n/a         n/a        -4.86%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                             18.50%        n/a         n/a        -2.90%
                          (b)                             18.31%        n/a         n/a        -3.06%
                          (c)                             18.18%        n/a         n/a        -3.16%
                          (d)                             18.06%        n/a         n/a        -3.27%
                          (e)                             18.00%        n/a         n/a        -3.32%
                          (f)                             17.87%        n/a         n/a        -3.42%
                          (g)                             17.75%        n/a         n/a        -3.53%
                          (h)                             17.68%        n/a         n/a        -3.58%
                          (i)                             17.56%        n/a         n/a        -3.68%
                          (j)                             17.44%        n/a         n/a        -3.79%
                          (k)                             17.37%        n/a         n/a        -3.84%
                          (l)                             17.25%        n/a         n/a        -3.94%
                          (m)                             17.12%        n/a         n/a        -4.04%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                       5/1/02
                          (a)                             19.63%        n/a         n/a        -2.76%
                          (b)                             19.44%        n/a         n/a        -2.91%
                          (c)                             19.31%        n/a         n/a        -3.02%
                          (d)                             19.19%        n/a         n/a        -3.12%
                          (e)                             19.12%        n/a         n/a        -3.17%
                          (f)                             19.00%        n/a         n/a        -3.28%
                          (g)                             18.87%        n/a         n/a        -3.38%
                          (h)                             18.81%        n/a         n/a        -3.43%
                          (i)                             18.68%        n/a         n/a        -3.54%
                          (j)                             18.56%        n/a         n/a        -3.64%
                          (k)                             18.49%        n/a         n/a        -3.69%
                          (l)                             18.37%        n/a         n/a        -3.80%
                          (m)                             18.24%        n/a         n/a        -3.90%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                          5/1/02
                          (a)                             23.48%        n/a         n/a        -4.77%
                          (b)                             23.28%        n/a         n/a        -4.92%
                          (c)                             23.15%        n/a         n/a        -5.03%
                          (d)                             23.02%        n/a         n/a        -5.13%
                          (e)                             22.96%        n/a         n/a        -5.18%
                          (f)                             22.83%        n/a         n/a        -5.28%
                          (g)                             22.70%        n/a         n/a        -5.38%
                          (h)                             22.63%        n/a         n/a        -5.44%
                          (i)                             22.50%        n/a         n/a        -5.54%
                          (j)                             22.37%        n/a         n/a        -5.64%
                          (k)                             22.31%        n/a         n/a        -5.69%
                          (l)                             22.18%        n/a         n/a        -5.79%
                          (m)                             22.05%        n/a         n/a        -5.89%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                  5/1/02
                          (a)                             23.52%        n/a         n/a         0.98%
                          (b)                             23.32%        n/a         n/a         0.82%
                          (c)                             23.19%        n/a         n/a         0.71%
                          (d)                             23.06%        n/a         n/a         0.60%
                          (e)                             23.00%        n/a         n/a         0.55%
                          (f)                             22.87%        n/a         n/a         0.44%
                          (g)                             22.74%        n/a         n/a         0.33%
                          (h)                             22.67%        n/a         n/a         0.28%
                          (i)                             22.54%        n/a         n/a         0.17%
                          (j)                             22.41%        n/a         n/a         0.07%
                          (k)                             22.35%        n/a         n/a         0.01%
                          (l)                             22.22%        n/a         n/a        -0.09%
                          (m)                             22.09%        n/a         n/a        -0.20%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                    5/1/02
                          (a)                             16.06%        n/a         n/a        -6.71%
                          (b)                             15.88%        n/a         n/a        -6.86%
                          (c)                             15.76%        n/a         n/a        -6.96%
                          (d)                             15.63%        n/a         n/a        -7.06%
                          (e)                             15.57%        n/a         n/a        -7.11%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (f)                             15.45%        n/a         n/a        -7.21%
                          (g)                             15.33%        n/a         n/a        -7.31%
                          (h)                             15.26%        n/a         n/a        -7.36%
                          (i)                             15.14%        n/a         n/a        -7.46%
                          (j)                             15.02%        n/a         n/a        -7.56%
                          (k)                             14.96%        n/a         n/a        -7.61%
                          (l)                             14.84%        n/a         n/a        -7.71%
                          (m)                             14.72%        n/a         n/a        -7.81%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND - CLASS 2                                                     10/1/97
                          (a)                             43.73%       6.30%        n/a        -4.82%
                          (b)                             43.51%       6.14%        n/a        -4.96%
                          (c)                             43.36%       6.03%        n/a        -5.06%
                          (d)                             43.21%       5.92%        n/a        -5.15%
                          (e)                             43.13%       5.87%        n/a        -5.20%
                          (f)                             42.98%       5.77%        n/a        -5.29%
                          (g)                             42.83%       5.66%        n/a        -5.39%
                          (h)                             42.75%       5.61%        n/a        -5.44%
                          (i)                             42.60%       5.50%        n/a        -5.53%
                          (j)                             42.45%       5.40%        n/a        -5.63%
                          (k)                             42.38%       5.34%        n/a        -5.67%
                          (l)                             42.23%       5.24%        n/a        -5.77%
                          (m)                             42.08%       5.13%        n/a        -5.86%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                       1/13/03
CLASS II SHARES
                          (a)                               n/a         n/a         n/a        15.30%
                          (b)                               n/a         n/a         n/a        15.12%
                          (c)                               n/a         n/a         n/a        15.00%
                          (d)                               n/a         n/a         n/a        14.89%
                          (e)                               n/a         n/a         n/a        14.83%
                          (f)                               n/a         n/a         n/a        14.71%
                          (g)                               n/a         n/a         n/a        14.59%
                          (h)                               n/a         n/a         n/a        14.53%
                          (i)                               n/a         n/a         n/a        14.42%
                          (j)                               n/a         n/a         n/a        14.30%
                          (k)                               n/a         n/a         n/a        14.24%
                          (l)                               n/a         n/a         n/a        14.12%
                          (m)                               n/a         n/a         n/a        14.01%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                           1/13/03
PORTFOLIO, CLASS II SHARES
                          (a)                               n/a         n/a         n/a        12.04%
                          (b)                               n/a         n/a         n/a        11.87%
                          (c)                               n/a         n/a         n/a        11.75%
                          (d)                               n/a         n/a         n/a        11.64%
                          (e)                               n/a         n/a         n/a        11.58%
                          (f)                               n/a         n/a         n/a        11.46%
                          (g)                               n/a         n/a         n/a        11.35%
                          (h)                               n/a         n/a         n/a        11.29%
                          (i)                               n/a         n/a         n/a        11.18%
                          (j)                               n/a         n/a         n/a        11.07%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (k)                               n/a         n/a         n/a        11.01%
                          (l)                               n/a         n/a         n/a        10.89%
                          (m)                               n/a         n/a         n/a        10.78%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                         1/13/03
PORTFOLIO - CLASS II SHARES
                          (a)                               n/a         n/a         n/a        14.00%
                          (b)                               n/a         n/a         n/a        13.83%
                          (c)                               n/a         n/a         n/a        13.71%
                          (d)                               n/a         n/a         n/a        13.59%
                          (e)                               n/a         n/a         n/a        13.53%
                          (f)                               n/a         n/a         n/a        13.42%
                          (g)                               n/a         n/a         n/a        13.30%
                          (h)                               n/a         n/a         n/a        13.24%
                          (i)                               n/a         n/a         n/a        13.13%
                          (j)                               n/a         n/a         n/a        13.01%
                          (k)                               n/a         n/a         n/a        12.95%
                          (l)                               n/a         n/a         n/a        12.84%
                          (m)                               n/a         n/a         n/a        12.72%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          9/22/03
                          (a)                               n/a         n/a         n/a        -1.33%
                          (b)                               n/a         n/a         n/a        -1.38%
                          (c)                               n/a         n/a         n/a        -1.41%
                          (d)                               n/a         n/a         n/a        -1.44%
                          (e)                               n/a         n/a         n/a        -1.45%
                          (f)                               n/a         n/a         n/a        -1.48%
                          (g)                               n/a         n/a         n/a        -1.51%
                          (h)                               n/a         n/a         n/a        -1.52%
                          (i)                               n/a         n/a         n/a        -1.55%
                          (j)                               n/a         n/a         n/a        -1.58%
                          (k)                               n/a         n/a         n/a        -1.59%
                          (l)                               n/a         n/a         n/a        -1.62%
                          (m)                               n/a         n/a         n/a        -1.65%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                                12/3/85
                          (a)                             11.71%       -1.16%      6.61%        8.17%
                          (b)                             11.53%       -1.31%      6.45%        8.01%
                          (c)                             11.41%       -1.41%      6.34%        7.90%
                          (d)                             11.30%       -1.50%      6.23%        7.79%
                          (e)                             11.24%       -1.55%      6.18%        7.74%
                          (f)                             11.12%       -1.65%      6.08%        7.63%
                          (g)                             11.00%       -1.75%      5.97%        7.53%
                          (h)                             10.94%       -1.80%      5.92%        7.47%
                          (i)                             10.82%       -1.90%      5.81%        7.36%
                          (j)                             10.71%       -2.00%      5.70%        7.26%
                          (k)                             10.65%       -2.04%      5.65%        7.20%
                          (l)                             10.53%       -2.14%      5.55%        7.10%
                          (m)                             10.41%       -2.24%      5.44%        6.99%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                            10/15/97
                          (a)                             13.00%       -4.77%       n/a        -1.09%
                          (b)                             12.82%       -4.91%       n/a        -1.23%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (c)                             12.70%       -5.00%       n/a        -1.33%
                          (d)                             12.58%       -5.10%       n/a        -1.43%
                          (e)                             12.53%       -5.15%       n/a        -1.48%
                          (f)                             12.41%       -5.24%       n/a        -1.58%
                          (g)                             12.29%       -5.34%       n/a        -1.68%
                          (h)                             12.23%       -5.38%       n/a        -1.73%
                          (i)                             12.11%       -5.48%       n/a        -1.82%
                          (j)                             11.99%       -5.57%       n/a        -1.92%
                          (k)                             11.93%       -5.62%       n/a        -1.97%
                          (l)                             11.81%       -5.71%       n/a        -2.07%
                          (m)                             11.69%       -5.81%       n/a        -2.17%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                  12/3/85
                          (a)                             16.47%       -8.53%      4.59%        6.61%
                          (b)                             16.29%       -8.66%      4.44%        6.45%
                          (c)                             16.16%       -8.76%      4.33%        6.34%
                          (d)                             16.04%       -8.85%      4.23%        6.24%
                          (e)                             15.98%       -8.89%      4.18%        6.18%
                          (f)                             15.86%       -8.98%      4.07%        6.08%
                          (g)                             15.74%       -9.07%      3.97%        5.97%
                          (h)                             15.68%       -9.12%      3.92%        5.92%
                          (i)                             15.55%       -9.21%      3.81%        5.81%
                          (j)                             15.43%       -9.30%      3.71%        5.71%
                          (k)                             15.37%       -9.35%      3.66%        5.65%
                          (l)                             15.25%       -9.44%      3.55%        5.55%
                          (m)                             15.13%       -9.53%      3.45%        5.44%
W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO                                                           9/22/03
                          (a)                               n/a         n/a         n/a         5.68%
                          (b)                               n/a         n/a         n/a         5.63%
                          (c)                               n/a         n/a         n/a         5.60%
                          (d)                               n/a         n/a         n/a         5.57%
                          (e)                               n/a         n/a         n/a         5.56%
                          (f)                               n/a         n/a         n/a         5.52%
                          (g)                               n/a         n/a         n/a         5.49%
                          (h)                               n/a         n/a         n/a         5.48%
                          (i)                               n/a         n/a         n/a         5.45%
                          (j)                               n/a         n/a         n/a         5.42%
                          (k)                               n/a         n/a         n/a         5.40%
                          (l)                               n/a         n/a         n/a         5.37%
                          (m)                               n/a         n/a         n/a         5.34%
W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO                                                         5/1/92
                          (a)                             37.68%       4.01%       6.27%        7.82%
                          (b)                             37.46%       3.85%       6.11%        7.66%
                          (c)                             37.32%       3.75%       6.01%        7.55%
                          (d)                             37.18%       3.64%       5.90%        7.44%
                          (e)                             37.10%       3.59%       5.85%        7.39%
                          (f)                             36.96%       3.49%       5.74%        7.28%
                          (g)                             36.81%       3.38%       5.64%        7.18%
                          (h)                             36.74%       3.33%       5.59%        7.12%
                          (i)                             36.60%       3.23%       5.48%        7.01%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (j)                             36.45%       3.13%       5.37%        6.91%
                          (k)                             36.38%       3.07%       5.32%        6.85%
                          (l)                             36.24%       2.97%       5.22%        6.75%
                          (m)                             36.10%       2.87%       5.11%        6.64%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                        10/1/97
                          (a)                             45.13%       7.05%        n/a         5.03%
                          (b)                             44.90%       6.89%        n/a         4.87%
                          (c)                             44.75%       6.79%        n/a         4.76%
                          (d)                             44.60%       6.68%        n/a         4.66%
                          (e)                             44.52%       6.63%        n/a         4.61%
                          (f)                             44.37%       6.52%        n/a         4.50%
                          (g)                             44.22%       6.41%        n/a         4.40%
                          (h)                             44.14%       6.36%        n/a         4.35%
                          (i)                             43.99%       6.25%        n/a         4.24%
                          (j)                             43.84%       6.15%        n/a         4.14%
                          (k)                             43.76%       6.09%        n/a         4.09%
                          (l)                             43.61%       5.99%        n/a         3.98%
                          (m)                             43.46%       5.88%        n/a         3.88%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            9/22/03
PORTFOLIO
                          (a)                               n/a         n/a         n/a         2.90%
                          (b)                               n/a         n/a         n/a         2.85%
                          (c)                               n/a         n/a         n/a         2.82%
                          (d)                               n/a         n/a         n/a         2.79%
                          (e)                               n/a         n/a         n/a         2.78%
                          (f)                               n/a         n/a         n/a         2.75%
                          (g)                               n/a         n/a         n/a         2.72%
                          (h)                               n/a         n/a         n/a         2.70%
                          (i)                               n/a         n/a         n/a         2.67%
                          (j)                               n/a         n/a         n/a         2.64%
                          (k)                               n/a         n/a         n/a         2.63%
                          (l)                               n/a         n/a         n/a         2.60%
                          (m)                               n/a         n/a         n/a         2.57%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                         5/3/93
                          (a)                             40.05%       1.78%       5.77%        6.97%
                          (b)                             39.83%       1.63%       5.61%        6.81%
                          (c)                             39.68%       1.52%       5.50%        6.70%
                          (d)                             39.54%       1.42%       5.40%        6.60%
                          (e)                             39.46%       1.37%       5.35%        6.54%
                          (f)                             39.32%       1.27%       5.24%        6.44%
                          (g)                             39.17%       1.17%       5.14%        6.33%
                          (h)                             39.10%       1.12%       5.08%        6.28%
                          (i)                             38.95%       1.02%       4.98%        6.17%
                          (j)                             38.81%       0.92%       4.87%        6.07%
                          (k)                             38.73%       0.87%       4.82%        6.01%
                          (l)                             38.59%       0.77%       4.72%        5.91%
                          (m)                             38.44%       0.67%       4.61%        5.80%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE PORTFOLIO                                                          10/1/97
                          (a)                             40.27%       9.74%        n/a         6.59%
                          (b)                             40.05%       9.58%        n/a         6.43%
                          (c)                             39.90%       9.47%        n/a         6.32%
                          (d)                             39.76%       9.36%        n/a         6.22%
                          (e)                             39.68%       9.30%        n/a         6.16%
                          (f)                             39.54%       9.19%        n/a         6.06%
                          (g)                             39.39%       9.08%        n/a         5.95%
                          (h)                             39.32%       9.03%        n/a         5.90%
                          (i)                             39.17%       8.92%        n/a         5.79%
                          (j)                             39.02%       8.81%        n/a         5.69%
                          (k)                             38.95%       8.76%        n/a         5.63%
                          (l)                             38.80%       8.65%        n/a         5.53%
                          (m)                             38.66%       8.54%        n/a         5.42%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                    5/2/94
                          (a)                             18.15%       -1.55%       n/a         7.70%
                          (b)                             17.96%       -1.69%       n/a         7.54%
                          (c)                             17.84%       -1.79%       n/a         7.43%
                          (d)                             17.72%       -1.89%       n/a         7.32%
                          (e)                             17.65%       -1.94%       n/a         7.27%
                          (f)                             17.53%       -2.04%       n/a         7.16%
                          (g)                             17.40%       -2.14%       n/a         7.05%
                          (h)                             17.34%       -2.18%       n/a         7.00%
                          (i)                             17.22%       -2.28%       n/a         6.89%
                          (j)                             17.09%       -2.38%       n/a         6.79%
                          (k)                             17.03%       -2.43%       n/a         6.73%
                          (l)                             16.91%       -2.53%       n/a         6.63%
                          (m)                             16.78%       -2.62%       n/a         6.52%

The average annual total return figures described above may be accompanied by other average annual total return quotations which do not reflect the deduction of any deferred sales charges. Such other average annual total return figures will be calculated as described above, except that the initial $1,000 investment will be equated to that same investment's net asset value, rather than its surrender value, at the end of the period. In addition, performance will be measured from the inception of the underlying fund. The average annual rates of return, as thus calculated, for the sub-accounts of the contracts described in the prospectus for the specified periods ended December 31, 2003, are shown in the tables below.

             AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE NOT APPLIED
                                     B CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.20% (base contract)

(b) 1.35% (contract with highest anniversary value rider)

(c) 1.45% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.55% (contract with premier death benefit rider)

(e) 1.60% (contract with EEB and highest anniversary value rider)

(f) 1.70% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 1.80% (contract with EEB and premier death benefit rider)

(h) 1.85% (contract with GIPB and highest anniversary value rider)

(i) 1.95% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.05% (contract with GIPB and premier death benefit rider)

(k) 2.10% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.20% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.30% (contract with EEB and GIPB and premier death benefit rider)


                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
ADVANTUS BOND PORTFOLIO                                                                                    12/3/85
                          (a)                              4.05%       4.86%       4.99%        6.48%
                          (b)                              3.90%       4.70%       4.83%        6.32%
                          (c)                              3.79%       4.60%       4.73%        6.22%
                          (d)                              3.69%       4.49%       4.62%        6.11%
                          (e)                              3.64%       4.44%       4.57%        6.06%
                          (f)                              3.53%       4.34%       4.46%        5.95%
                          (g)                              3.43%       4.23%       4.36%        5.84%
                          (h)                              3.38%       4.18%       4.31%        5.79%
                          (i)                              3.28%       4.08%       4.20%        5.69%
                          (j)                              3.17%       3.97%       4.10%        5.58%
                          (k)                              3.12%       3.92%       4.05%        5.53%
                          (l)                              3.02%       3.82%       3.94%        5.42%
                          (m)                              2.91%       3.71%       3.84%        5.32%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                                       10/1/97
                          (a)                             32.95%       7.42%        n/a         8.28%
                          (b)                             32.74%       7.26%        n/a         8.12%
                          (c)                             32.61%       7.16%        n/a         8.01%
                          (d)                             32.48%       7.05%        n/a         7.90%
                          (e)                             32.42%       7.00%        n/a         7.85%
                          (f)                             32.28%       6.89%        n/a         7.74%
                          (g)                             32.15%       6.78%        n/a         7.64%
                          (h)                             32.09%       6.73%        n/a         7.58%
                          (i)                             31.95%       6.62%        n/a         7.47%
                          (j)                             31.82%       6.51%        n/a         7.37%
                          (k)                             31.75%       6.46%        n/a         7.31%
                          (l)                             31.62%       6.35%        n/a         7.21%
                          (m)                             31.49%       6.25%        n/a         7.10%
ADVANTUS INDEX 500 PORTFOLIO                                                                                5/1/87
                          (a)                             26.48%       -2.24%      9.13%        9.11%
                          (b)                             26.29%       -2.38%      8.96%        8.95%
                          (c)                             26.16%       -2.48%      8.85%        8.84%
                          (d)                             26.04%       -2.58%      8.74%        8.73%
                          (e)                             25.98%       -2.63%      8.69%        8.67%
                          (f)                             25.85%       -2.72%      8.58%        8.56%
                          (g)                             25.73%       -2.82%      8.47%        8.46%
                          (h)                             25.66%       -2.87%      8.42%        8.40%
                          (i)                             25.54%       -2.97%      8.31%        8.29%
                          (j)                             25.41%       -3.06%      8.20%        8.19%
                          (k)                             25.35%       -3.11%      8.15%        8.13%
                          (l)                             25.22%       -3.21%      8.04%        8.02%
                          (m)                             25.10%       -3.31%      7.93%        7.91%
ADVANTUS MONEY MARKET PORTFOLIO                                                                            12/3/85
                          (a)                             -0.66%       1.95%       2.74%        3.45%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (b)                             -0.81%       1.80%       2.58%        3.29%
                          (c)                             -0.91%       1.70%       2.48%        3.19%
                          (d)                             -1.00%       1.60%       2.38%        3.09%
                          (e)                             -1.05%       1.55%       2.33%        3.04%
                          (f)                             -1.16%       1.44%       2.22%        2.93%
                          (g)                             -1.25%       1.34%       2.12%        2.83%
                          (h)                             -1.30%       1.29%       2.07%        2.78%
                          (i)                             -1.40%       1.19%       1.97%        2.68%
                          (j)                             -1.50%       1.09%       1.87%        2.57%
                          (k)                             -1.55%       1.04%       1.81%        2.52%
                          (l)                             -1.64%       0.94%       1.71%        2.42%
                          (m)                             -1.74%       0.84%       1.61%        2.32%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                                      5/1/87
                          (a)                              2.87%       5.94%       5.75%        6.86%
                          (b)                              2.72%       5.78%       5.60%        6.70%
                          (c)                              2.61%       5.67%       5.49%        6.59%
                          (d)                              2.51%       5.56%       5.38%        6.49%
                          (e)                              2.46%       5.51%       5.33%        6.43%
                          (f)                              2.36%       5.41%       5.23%        6.33%
                          (g)                              2.26%       5.30%       5.12%        6.22%
                          (h)                              2.20%       5.25%       5.07%        6.17%
                          (i)                              2.10%       5.14%       4.96%        6.06%
                          (j)                              2.00%       5.04%       4.86%        5.95%
                          (k)                              1.95%       4.99%       4.81%        5.90%
                          (l)                              1.85%       4.88%       4.70%        5.80%
                          (m)                              1.75%       4.78%       4.60%        5.69%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                                                   5/1/98
                          (a)                             40.48%       13.69%       n/a         8.67%
                          (b)                             40.27%       13.51%       n/a         8.51%
                          (c)                             40.13%       13.40%       n/a         8.40%
                          (d)                             39.98%       13.29%       n/a         8.29%
                          (e)                             39.92%       13.23%       n/a         8.24%
                          (f)                             39.78%       13.12%       n/a         8.13%
                          (g)                             39.64%       13.01%       n/a         8.02%
                          (h)                             39.57%       12.95%       n/a         7.97%
                          (i)                             39.43%       12.84%       n/a         7.86%
                          (j)                             39.29%       12.72%       n/a         7.75%
                          (k)                             39.22%       12.67%       n/a         7.70%
                          (l)                             39.08%       12.55%       n/a         7.59%
                          (m)                             38.94%       12.44%       n/a         7.48%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                          5/1/98
                          (a)                             24.80%       -0.05%       n/a        -0.38%
                          (b)                             24.61%       -0.20%       n/a        -0.53%
                          (c)                             24.49%       -0.30%       n/a        -0.63%
                          (d)                             24.36%       -0.40%       n/a        -0.72%
                          (e)                             24.30%       -0.44%       n/a        -0.77%
                          (f)                             24.18%       -0.54%       n/a        -0.87%
                          (g)                             24.06%       -0.64%       n/a        -0.97%
                          (h)                             24.00%       -0.69%       n/a        -1.02%

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (i)                             23.87%       -0.79%       n/a        -1.12%
                          (j)                             23.75%       -0.89%       n/a        -1.22%
                          (k)                             23.68%       -0.94%       n/a        -1.27%
                          (l)                             23.56%       -1.04%       n/a        -1.37%
                          (m)                             23.44%       -1.14%       n/a        -1.47%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                   5/1/98
                          (a)                             14.73%       -1.94%       n/a         0.26%
                          (b)                             14.56%       -2.08%       n/a         0.11%
                          (c)                             14.44%       -2.18%       n/a         0.01%
                          (d)                             14.32%       -2.28%       n/a        -0.09%
                          (e)                             14.27%       -2.33%       n/a        -0.14%
                          (f)                             14.16%       -2.43%       n/a        -0.24%
                          (g)                             14.04%       -2.52%       n/a        -0.34%
                          (h)                             13.99%       -2.57%       n/a        -0.39%
                          (i)                             13.87%       -2.67%       n/a        -0.49%
                          (j)                             13.76%       -2.77%       n/a        -0.59%
                          (k)                             13.70%       -2.82%       n/a        -0.64%
                          (l)                             13.59%       -2.91%       n/a        -0.73%
                          (m)                             13.47%       -3.01%       n/a        -0.83%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                         12/29/99
SHARES
                          (a)                             35.63%        n/a         n/a        -16.23%
                          (b)                             35.42%        n/a         n/a        -16.36%
                          (c)                             35.29%        n/a         n/a        -16.44%
                          (d)                             35.15%        n/a         n/a        -16.53%
                          (e)                             35.09%        n/a         n/a        -16.57%
                          (f)                             34.95%        n/a         n/a        -16.65%
                          (g)                             34.82%        n/a         n/a        -16.74%
                          (h)                             34.75%        n/a         n/a        -16.78%
                          (i)                             34.62%        n/a         n/a        -16.86%
                          (j)                             34.48%        n/a         n/a        -16.94%
                          (k)                             34.41%        n/a         n/a        -16.99%
                          (l)                             34.28%        n/a         n/a        -17.07%
                          (m)                             34.15%        n/a         n/a        -17.15%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                             5/5/93
                          (a)                             23.30%       -4.91%      6.72%        7.58%
                          (b)                             23.12%       -5.05%      6.56%        7.42%
                          (c)                             22.99%       -5.15%      6.45%        7.31%
                          (d)                             22.87%       -5.24%      6.35%        7.20%
                          (e)                             22.81%       -5.29%      6.29%        7.15%
                          (f)                             22.69%       -5.38%      6.19%        7.04%
                          (g)                             22.57%       -5.48%      6.08%        6.94%
                          (h)                             22.51%       -5.53%      6.03%        6.88%
                          (i)                             22.38%       -5.62%      5.92%        6.78%
                          (j)                             22.26%       -5.72%      5.81%        6.67%
                          (k)                             22.20%       -5.76%      5.76%        6.62%
                          (l)                             22.08%       -5.86%      5.66%        6.51%
                          (m)                             21.95%       -5.95%      5.55%        6.40%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                       10/30/97
SHARES

                                                                        Five        Ten         From
                                                           Year        Years       Years      Inception     Date
                                                           Ended       Ended       Ended         to          of
                                                         12/31/03     12/31/03    12/31/03    12/31/03    Inception
                                                         --------     --------    --------    ---------   ---------
                          (a)                             27.61%       -1.31%       n/a         3.79%
                          (b)                             27.42%       -1.46%       n/a         3.63%
                          (c)                             27.29%       -1.56%       n/a         3.53%
                          (d)                             27.16%       -1.66%       n/a         3.42%
                          (e)                             27.10%       -1.71%       n/a         3.37%
                          (f)                             26.98%       -1.81%       n/a         3.27%
                          (g)                             26.85%       -1.91%       n/a         3.16%
                          (h)                             26.79%       -1.95%       n/a         3.11%
                          (i)                             26.66%       -2.05%       n/a         3.01%
                          (j)                             26.53%       -2.15%       n/a         2.91%
                          (k)                             26.47%       -2.20%       n/a         2.86%
                          (l)                             26.34%       -2.30%       n/a         2.75%
                          (m)                             26.22%       -2.40%       n/a         2.65%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                            5/1/01
                          (a)                             23.27%        n/a         n/a        -4.46%
                          (b)                             23.08%        n/a         n/a        -4.61%
                          (c)                             22.96%        n/a         n/a        -4.70%
                          (d)                             22.83%        n/a         n/a        -4.80%
                          (e)                             22.78%        n/a         n/a        -4.84%
                          (f)                             22.66%        n/a         n/a        -4.94%
                          (g)                             22.53%        n/a         n/a        -5.03%
                          (h)                             22.47%        n/a         n/a        -5.08%
                          (i)                             22.35%        n/a         n/a        -5.18%
                          (j)                             22.23%        n/a         n/a        -5.27%
                          (k)                             22.16%        n/a         n/a        -5.32%
                          (l)                             22.04%        n/a         n/a        -5.41%
                          (m)                             21.92%        n/a         n/a        -5.51%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                            5/1/96
                          (a)                             27.24%       6.81%        n/a         9.36%
                          (b)                             27.05%       6.65%        n/a         9.19%
                          (c)                             26.92%       6.55%        n/a         9.09%
                          (d)                             26.79%       6.44%        n/a         8.98%
                          (e)                             26.73%       6.39%        n/a         8.92%
                          (f)                             26.60%       6.28%        n/a         8.81%
                          (g)                             26.48%       6.17%        n/a         8.70%
                          (h)                             26.41%       6.12%        n/a         8.65%
                          (i)                             26.29%       6.02%        n/a         8.54%
                          (j)                             26.16%       5.91%        n/a         8.43%
                          (k)                             26.10%       5.86%        n/a         8.38%
                          (l)                             25.97%       5.75%        n/a         8.27%
                          (m)                             25.85%       5.64%        n/a         8.16%
FIDELITY VIP CONTRAFUND(R)PORTFOLIO: SERVICE CLASS 2                                                        1/3/95
                          (a)                             26.63%       1.97%        n/a        12.42%
                          (b)                             26.44%       1.81%        n/a        12.25%
                          (c)                             26.31%       1.71%        n/a        12.13%
                          (d)                             26.18%       1.61%        n/a        12.02%
                          (e)                             26.12%       1.56%        n/a        11.97%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (f)                             26.00%       1.46%        n/a        11.86%
                          (g)                             25.87%       1.36%        n/a        11.74%
                          (h)                             25.81%       1.31%        n/a        11.69%
                          (i)                             25.68%       1.20%        n/a        11.58%
                          (j)                             25.56%       1.10%        n/a        11.46%
                          (k)                             25.50%       1.05%        n/a        11.41%
                          (l)                             25.37%       0.95%        n/a        11.30%
                          (m)                             25.24%       0.85%        n/a        11.19%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                     10/9/86
                          (a)                             28.44%       1.96%       9.35%        9.67%
                          (b)                             28.25%       1.81%       9.19%        9.51%
                          (c)                             28.12%       1.71%       9.08%        9.40%
                          (d)                             27.99%       1.61%       8.97%        9.29%
                          (e)                             27.93%       1.56%       8.92%        9.24%
                          (f)                             27.80%       1.45%       8.81%        9.13%
                          (g)                             27.67%       1.35%       8.70%        9.02%
                          (h)                             27.61%       1.30%       8.64%        8.96%
                          (i)                             27.48%       1.20%       8.54%        8.85%
                          (j)                             27.35%       1.10%       8.43%        8.74%
                          (k)                             27.29%       1.05%       8.37%        8.69%
                          (l)                             27.16%       0.95%       8.26%        8.58%
                          (m)                             27.04%       0.85%       8.16%        8.47%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                          12/28/98
                          (a)                             36.57%      17.50%        n/a        18.19%
                          (b)                             36.36%      17.33%        n/a        18.01%
                          (c)                             36.22%      17.21%        n/a        17.89%
                          (d)                             36.08%      17.09%        n/a        17.78%
                          (e)                             36.02%      17.04%        n/a        17.72%
                          (f)                             35.89%      16.92%        n/a        17.60%
                          (g)                             35.75%      16.80%        n/a        17.48%
                          (h)                             35.68%      16.74%        n/a        17.42%
                          (i)                             35.55%      16.63%        n/a        17.31%
                          (j)                             35.41%      16.51%        n/a        17.19%
                          (k)                             35.34%      16.45%        n/a        17.13%
                          (l)                             35.21%      16.33%        n/a        17.01%
                          (m)                             35.07%      16.22%        n/a        16.90%
FRANKLIN SMALL CAP FUND - CLASS 2                                                                         11/1/95
                          (a)                             35.57%       5.46%        n/a         8.36%
                          (b)                             35.37%       5.30%        n/a         8.19%
                          (c)                             35.23%       5.20%        n/a         8.08%
                          (d)                             35.09%       5.09%        n/a         7.98%
                          (e)                             35.03%       5.04%        n/a         7.92%
                          (f)                             34.90%       4.93%        n/a         7.81%
                          (g)                             34.76%       4.83%        n/a         7.71%
                          (h)                             34.70%       4.78%        n/a         7.65%
                          (i)                             34.56%       4.67%        n/a         7.54%
                          (j)                             34.43%       4.57%        n/a         7.44%
                          (k)                             34.36%       4.51%        n/a         7.38%
                          (l)                             34.22%       4.41%        n/a         7.28%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (m)                             34.09%       4.31%        n/a         7.17%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                         5/1/96
FUND - CLASS 2
                          (a)                             25.39%       2.34%        n/a         7.62%
                          (b)                             25.20%       2.19%        n/a         7.46%
                          (c)                             25.08%       2.09%        n/a         7.35%
                          (d)                             24.95%       1.99%        n/a         7.24%
                          (e)                             24.89%       1.94%        n/a         7.19%
                          (f)                             24.77%       1.83%        n/a         7.08%
                          (g)                             24.64%       1.73%        n/a         6.97%
                          (h)                             24.58%       1.68%        n/a         6.92%
                          (i)                             24.46%       1.58%        n/a         6.81%
                          (j)                             24.33%       1.48%        n/a         6.71%
                          (k)                             24.27%       1.43%        n/a         6.65%
                          (l)                             24.15%       1.33%        n/a         6.55%
                          (m)                             24.02%       1.22%        n/a         6.44%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                                   11/8/96
                          (a)                             23.62%       7.38%        n/a         7.67%
                          (b)                             23.43%       7.22%        n/a         7.51%
                          (c)                             23.31%       7.11%        n/a         7.40%
                          (d)                             23.18%       7.01%        n/a         7.29%
                          (e)                             23.13%       6.95%        n/a         7.24%
                          (f)                             23.00%       6.85%        n/a         7.13%
                          (g)                             22.88%       6.74%        n/a         7.02%
                          (h)                             22.82%       6.69%        n/a         6.97%
                          (i)                             22.69%       6.58%        n/a         6.86%
                          (j)                             22.57%       6.47%        n/a         6.76%
                          (k)                             22.51%       6.42%        n/a         6.70%
                          (l)                             22.39%       6.31%        n/a         6.60%
                          (m)                             22.26%       6.21%        n/a         6.49%
JANUS ASPEN SERIES BALANCED PORTFOLIO -                                                                   9/13/93
SERVICE SHARES
                          (a)                             12.33%       3.34%      10.34%       10.65%
                          (b)                             12.16%       3.19%      10.17%       10.49%
                          (c)                             12.04%       3.08%      10.06%       10.38%
                          (d)                             11.93%       2.98%       9.95%       10.27%
                          (e)                             11.88%       2.93%       9.89%       10.21%
                          (f)                             11.77%       2.83%       9.78%       10.10%
                          (g)                             11.65%       2.72%       9.67%        9.99%
                          (h)                             11.60%       2.67%       9.62%        9.94%
                          (i)                             11.49%       2.57%       9.51%        9.83%
                          (j)                             11.38%       2.47%       9.40%        9.72%
                          (k)                             11.32%       2.42%       9.35%        9.66%
                          (l)                             11.21%       2.31%       9.24%        9.55%
                          (m)                             11.10%       2.21%       9.13%        9.44%
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO -                                                        5/1/97
SERVICE SHARES
                          (a)                             18.76%      -0.05%        n/a        10.60%
                          (b)                             18.58%      -0.20%        n/a        10.43%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (c)                             18.46%      -0.30%        n/a        10.32%
                          (d)                             18.34%      -0.40%        n/a        10.21%
                          (e)                             18.29%      -0.45%        n/a        10.16%
                          (f)                             18.17%      -0.55%        n/a        10.05%
                          (g)                             18.05%      -0.65%        n/a         9.94%
                          (h)                             17.99%      -0.70%        n/a         9.88%
                          (i)                             17.87%      -0.80%        n/a         9.77%
                          (j)                             17.76%      -0.90%        n/a         9.66%
                          (k)                             17.70%      -0.95%        n/a         9.61%
                          (l)                             17.58%      -1.05%        n/a         9.50%
                          (m)                             17.46%      -1.15%        n/a         9.39%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                        5/2/94
SERVICE SHARES
                          (a)                             32.89%       1.58%        n/a         9.24%
                          (b)                             32.69%       1.43%        n/a         9.07%
                          (c)                             32.56%       1.33%        n/a         8.96%
                          (d)                             32.42%       1.23%        n/a         8.85%
                          (e)                             32.36%       1.18%        n/a         8.80%
                          (f)                             32.23%       1.08%        n/a         8.69%
                          (g)                             32.10%       0.97%        n/a         8.58%
                          (h)                             32.03%       0.92%        n/a         8.53%
                          (i)                             31.90%       0.82%        n/a         8.42%
                          (j)                             31.77%       0.72%        n/a         8.31%
                          (k)                             31.70%       0.67%        n/a         8.26%
                          (l)                             31.57%       0.57%        n/a         8.15%
                          (m)                             31.44%       0.47%        n/a         8.04%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                         5/3/99
                          (a)                             21.11%        n/a         n/a        -4.06%
                          (b)                             20.92%        n/a         n/a        -4.20%
                          (c)                             20.80%        n/a         n/a        -4.30%
                          (d)                             20.68%        n/a         n/a        -4.39%
                          (e)                             20.62%        n/a         n/a        -4.44%
                          (f)                             20.50%        n/a         n/a        -4.54%
                          (g)                             20.38%        n/a         n/a        -4.63%
                          (h)                             20.32%        n/a         n/a        -4.68%
                          (i)                             20.20%        n/a         n/a        -4.78%
                          (j)                             20.08%        n/a         n/a        -4.87%
                          (k)                             20.02%        n/a         n/a        -4.92%
                          (l)                             19.90%        n/a         n/a        -5.01%
                          (m)                             19.78%        n/a         n/a        -5.11%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                 5/1/00
                          (a)                             34.94%        n/a         n/a       -13.36%
                          (b)                             34.74%        n/a         n/a       -13.49%
                          (c)                             34.60%        n/a         n/a       -13.58%
                          (d)                             34.46%        n/a         n/a       -13.67%
                          (e)                             34.40%        n/a         n/a       -13.71%
                          (f)                             34.27%        n/a         n/a       -13.80%
                          (g)                             34.14%        n/a         n/a       -13.88%
                          (h)                             34.07%        n/a         n/a       -13.92%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (i)                             33.93%        n/a         n/a       -14.01%
                          (j)                             33.80%        n/a         n/a       -14.10%
                          (k)                             33.73%        n/a         n/a       -14.14%
                          (l)                             33.60%        n/a         n/a       -14.23%
                          (m)                             33.47%        n/a         n/a       -14.31%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                  5/1/98
                          (a)                             31.80%       6.58%        n/a         6.03%
                          (b)                             31.60%       6.42%        n/a         5.87%
                          (c)                             31.47%       6.31%        n/a         5.77%
                          (d)                             31.34%       6.21%        n/a         5.66%
                          (e)                             31.28%       6.16%        n/a         5.61%
                          (f)                             31.15%       6.05%        n/a         5.50%
                          (g)                             31.02%       5.94%        n/a         5.40%
                          (h)                             30.95%       5.89%        n/a         5.35%
                          (i)                             30.82%       5.78%        n/a         5.24%
                          (j)                             30.69%       5.68%        n/a         5.14%
                          (k)                             30.62%       5.63%        n/a         5.08%
                          (l)                             30.49%       5.52%        n/a         4.98%
                          (m)                             30.36%       5.41%        n/a         4.87%
MFS VALUE SERIES - SERVICE SHARES                                                                          1/2/02
                          (a)                             23.18%        n/a         n/a         2.41%
                          (b)                             22.99%        n/a         n/a         2.25%
                          (c)                             22.87%        n/a         n/a         2.15%
                          (d)                             22.75%        n/a         n/a         2.05%
                          (e)                             22.69%        n/a         n/a         2.00%
                          (f)                             22.57%        n/a         n/a         1.90%
                          (g)                             22.45%        n/a         n/a         1.80%
                          (h)                             22.38%        n/a         n/a         1.75%
                          (i)                             22.26%        n/a         n/a         1.64%
                          (j)                             22.14%        n/a         n/a         1.54%
                          (k)                             22.08%        n/a         n/a         1.49%
                          (l)                             21.96%        n/a         n/a         1.39%
                          (m)                             21.83%        n/a         n/a         1.29%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                        9/18/01
SHARES
                          (a)                             29.09%        n/a         n/a         3.00%
                          (b)                             28.90%        n/a         n/a         2.84%
                          (c)                             28.77%        n/a         n/a         2.74%
                          (d)                             28.64%        n/a         n/a         2.64%
                          (e)                             28.58%        n/a         n/a         2.59%
                          (f)                             28.45%        n/a         n/a         2.48%
                          (g)                             28.32%        n/a         n/a         2.38%
                          (h)                             28.26%        n/a         n/a         2.33%
                          (i)                             28.13%        n/a         n/a         2.23%
                          (j)                             28.00%        n/a         n/a         2.13%
                          (k)                             27.94%        n/a         n/a         2.07%
                          (l)                             27.81%        n/a         n/a         1.97%
                          (m)                             27.68%        n/a         n/a         1.87%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                          9/18/01

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (a)                             22.28%        n/a         n/a         7.94%
                          (b)                             22.09%        n/a         n/a         7.77%
                          (c)                             21.97%        n/a         n/a         7.66%
                          (d)                             21.85%        n/a         n/a         7.56%
                          (e)                             21.79%        n/a         n/a         7.50%
                          (f)                             21.67%        n/a         n/a         7.40%
                          (g)                             21.55%        n/a         n/a         7.29%
                          (h)                             21.49%        n/a         n/a         7.24%
                          (i)                             21.37%        n/a         n/a         7.13%
                          (j)                             21.24%        n/a         n/a         7.02%
                          (k)                             21.18%        n/a         n/a         6.97%
                          (l)                             21.06%        n/a         n/a         6.86%
                          (m)                             20.94%        n/a         n/a         6.75%
PANORAMA INTERNATIONAL GROWTH FUND/VA - SERVICE                                                           3/19/01
SHARES
                          (a)                             43.76%        n/a         n/a        -2.22%
                          (b)                             43.54%        n/a         n/a        -2.37%
                          (c)                             43.40%        n/a         n/a        -2.47%
                          (d)                             43.25%        n/a         n/a        -2.57%
                          (e)                             43.19%        n/a         n/a        -2.61%
                          (f)                             43.05%        n/a         n/a        -2.71%
                          (g)                             42.90%        n/a         n/a        -2.81%
                          (h)                             42.83%        n/a         n/a        -2.86%
                          (i)                             42.69%        n/a         n/a        -2.95%
                          (j)                             42.55%        n/a         n/a        -3.05%
                          (k)                             42.47%        n/a         n/a        -3.10%
                          (l)                             42.33%        n/a         n/a        -3.20%
                          (m)                             42.19%        n/a         n/a        -3.29%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                         2/1/88
                          (a)                             25.82%      -0.13%       8.31%        9.97%
                          (b)                             25.63%      -0.28%       8.15%        9.80%
                          (c)                             25.51%      -0.38%       8.04%        9.69%
                          (d)                             25.38%      -0.48%       7.93%        9.58%
                          (e)                             25.32%      -0.52%       7.88%        9.53%
                          (f)                             25.20%      -0.62%       7.77%        9.42%
                          (g)                             25.07%      -0.72%       7.66%        9.31%
                          (h)                             25.01%      -0.77%       7.61%        9.25%
                          (i)                             24.88%      -0.87%       7.50%        9.14%
                          (j)                             24.76%      -0.97%       7.40%        9.03%
                          (k)                             24.70%      -1.02%       7.34%        8.98%
                          (l)                             24.57%      -1.12%       7.23%        8.87%
                          (m)                             24.45%      -1.22%       7.13%        8.76%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                      1/2/97
                          (a)                             26.96%       2.70%        n/a         6.28%
                          (b)                             26.77%       2.54%        n/a         6.12%
                          (c)                             26.64%       2.44%        n/a         6.01%
                          (d)                             26.51%       2.34%        n/a         5.90%
                          (e)                             26.45%       2.29%        n/a         5.85%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (f)                             26.33%       2.18%        n/a         5.74%
                          (g)                             26.20%       2.08%        n/a         5.64%
                          (h)                             26.14%       2.03%        n/a         5.59%
                          (i)                             26.01%       1.93%        n/a         5.48%
                          (j)                             25.88%       1.83%        n/a         5.38%
                          (k)                             25.82%       1.77%        n/a         5.32%
                          (l)                             25.69%       1.67%        n/a         5.22%
                          (m)                             25.57%       1.57%        n/a         5.11%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                         5/2/94
                          (a)                             30.82%      -5.50%        n/a         6.69%
                          (b)                             30.62%      -5.64%        n/a         6.53%
                          (c)                             30.49%      -5.74%        n/a         6.43%
                          (d)                             30.36%      -5.83%        n/a         6.32%
                          (e)                             30.30%      -5.88%        n/a         6.27%
                          (f)                             30.17%      -5.97%        n/a         6.16%
                          (g)                             30.04%      -6.07%        n/a         6.05%
                          (h)                             29.97%      -6.11%        n/a         6.00%
                          (i)                             29.84%      -6.21%        n/a         5.90%
                          (j)                             29.71%      -6.30%        n/a         5.79%
                          (k)                             29.65%      -6.35%        n/a         5.74%
                          (l)                             29.52%      -6.44%        n/a         5.63%
                          (m)                             29.39%      -6.54%        n/a         5.53%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                 1/2/97
                          (a)                             30.86%       5.90%        n/a         7.13%
                          (b)                             30.66%       5.74%        n/a         6.96%
                          (c)                             30.53%       5.63%        n/a         6.86%
                          (d)                             30.40%       5.52%        n/a         6.75%
                          (e)                             30.34%       5.47%        n/a         6.70%
                          (f)                             30.21%       5.37%        n/a         6.59%
                          (g)                             30.08%       5.26%        n/a         6.48%
                          (h)                             30.01%       5.21%        n/a         6.43%
                          (i)                             29.88%       5.10%        n/a         6.32%
                          (j)                             29.75%       5.00%        n/a         6.22%
                          (k)                             29.69%       4.95%        n/a         6.17%
                          (l)                             29.56%       4.84%        n/a         6.06%
                          (m)                             29.43%       4.74%        n/a         5.95%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                   2/1/88
                          (a)                             23.38%      -2.48%       7.59%       10.49%
                          (b)                             23.20%      -2.62%       7.43%       10.33%
                          (c)                             23.07%      -2.72%       7.32%       10.22%
                          (d)                             22.95%      -2.82%       7.22%       10.11%
                          (e)                             22.89%      -2.87%       7.16%       10.05%
                          (f)                             22.77%      -2.96%       7.06%        9.94%
                          (g)                             22.65%      -3.06%       6.95%        9.83%
                          (h)                             22.58%      -3.11%       6.90%        9.78%
                          (i)                             22.46%      -3.21%       6.79%        9.67%
                          (j)                             22.34%      -3.30%       6.68%        9.56%
                          (k)                             22.28%      -3.35%       6.63%        9.50%
                          (l)                             22.15%      -3.45%       6.52%        9.39%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (m)                             22.03%      -3.54%       6.42%        9.28%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND -                                                             3/4/96
CLASS 2
                          (a)                             51.13%       6.57%        n/a        -4.49%
                          (b)                             50.91%       6.41%        n/a        -4.63%
                          (c)                             50.75%       6.30%        n/a        -4.73%
                          (d)                             50.60%       6.19%        n/a        -4.83%
                          (e)                             50.53%       6.14%        n/a        -4.87%
                          (f)                             50.38%       6.03%        n/a        -4.97%
                          (g)                             50.23%       5.93%        n/a        -5.06%
                          (h)                             50.16%       5.87%        n/a        -5.11%
                          (i)                             50.00%       5.77%        n/a        -5.20%
                          (j)                             49.85%       5.66%        n/a        -5.30%
                          (k)                             49.78%       5.61%        n/a        -5.35%
                          (l)                             49.63%       5.50%        n/a        -5.44%
                          (m)                             49.48%       5.40%        n/a        -5.54%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                      9/18/00
CLASS II SHARES
                          (a)                             29.17%        n/a         n/a         4.37%
                          (b)                             28.98%        n/a         n/a         4.21%
                          (c)                             28.85%        n/a         n/a         4.11%
                          (d)                             28.71%        n/a         n/a         4.00%
                          (e)                             28.66%        n/a         n/a         3.95%
                          (f)                             28.53%        n/a         n/a         3.85%
                          (g)                             28.40%        n/a         n/a         3.74%
                          (h)                             28.34%        n/a         n/a         3.69%
                          (i)                             28.21%        n/a         n/a         3.59%
                          (j)                             28.08%        n/a         n/a         3.48%
                          (k)                             28.02%        n/a         n/a         3.43%
                          (l)                             27.89%        n/a         n/a         3.33%
                          (m)                             27.76%        n/a         n/a         3.22%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                          9/18/00
PORTFOLIO, CLASS II SHARES
                          (a)                             25.48%        n/a         n/a       -22.38%
                          (b)                             25.29%        n/a         n/a       -22.50%
                          (c)                             25.17%        n/a         n/a       -22.58%
                          (d)                             25.04%        n/a         n/a       -22.65%
                          (e)                             24.98%        n/a         n/a       -22.69%
                          (f)                             24.86%        n/a         n/a       -22.77%
                          (g)                             24.73%        n/a         n/a       -22.85%
                          (h)                             24.67%        n/a         n/a       -22.88%
                          (i)                             24.54%        n/a         n/a       -22.96%
                          (j)                             24.42%        n/a         n/a       -23.04%
                          (k)                             24.36%        n/a         n/a       -23.08%
                          (l)                             24.23%        n/a         n/a       -23.15%
                          (m)                             24.11%        n/a         n/a       -23.23%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                        9/18/00
PORTFOLIO - CLASS II SHARES
                          (a)                             26.12%        n/a         n/a         0.93%
                          (b)                             25.93%        n/a         n/a         0.78%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (c)                             25.80%        n/a         n/a         0.68%
                          (d)                             25.67%        n/a         n/a         0.57%
                          (e)                             25.61%        n/a         n/a         0.53%
                          (f)                             25.49%        n/a         n/a         0.43%
                          (g)                             25.36%        n/a         n/a         0.32%
                          (h)                             25.30%        n/a         n/a         0.27%
                          (i)                             25.18%        n/a         n/a         0.17%
                          (j)                             25.05%        n/a         n/a         0.07%
                          (k)                             24.99%        n/a         n/a         0.02%
                          (l)                             24.86%        n/a         n/a        -0.08%
                          (m)                             24.74%        n/a         n/a        -0.18%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          5/1/95
                          (a)                             11.06%       9.21%        n/a         8.93%
                          (b)                             10.89%       9.04%        n/a         8.76%
                          (c)                             10.78%       8.93%        n/a         8.65%
                          (d)                             10.67%       8.83%        n/a         8.54%
                          (e)                             10.62%       8.77%        n/a         8.49%
                          (f)                             10.51%       8.66%        n/a         8.38%
                          (g)                             10.40%       8.55%        n/a         8.27%
                          (h)                             10.34%       8.50%        n/a         8.22%
                          (i)                             10.23%       8.39%        n/a         8.11%
                          (j)                             10.12%       8.28%        n/a         8.00%
                          (k)                             10.06%       8.23%        n/a         7.95%
                          (l)                              9.95%       8.12%        n/a         7.84%
                          (m)                              9.84%       8.01%        n/a         7.73%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                               12/3/85
                          (a)                             19.02%      -0.91%       6.88%        8.45%
                          (b)                             18.84%      -1.06%       6.72%        8.29%
                          (c)                             18.72%      -1.16%       6.61%        8.18%
                          (d)                             18.60%      -1.26%       6.50%        8.07%
                          (e)                             18.54%      -1.31%       6.45%        8.02%
                          (f)                             18.42%      -1.41%       6.34%        7.91%
                          (g)                             18.31%      -1.50%       6.24%        7.80%
                          (h)                             18.25%      -1.55%       6.18%        7.74%
                          (i)                             18.13%      -1.65%       6.08%        7.64%
                          (j)                             18.01%      -1.75%       5.97%        7.53%
                          (k)                             17.95%      -1.80%       5.92%        7.48%
                          (l)                             17.83%      -1.90%       5.81%        7.37%
                          (m)                             17.71%      -2.00%       5.71%        7.26%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                           10/15/97
                          (a)                             20.31%      -4.53%        n/a        -0.84%
                          (b)                             20.13%      -4.67%        n/a        -0.99%
                          (c)                             20.01%      -4.77%        n/a        -1.09%
                          (d)                             19.89%      -4.86%        n/a        -1.19%
                          (e)                             19.83%      -4.91%        n/a        -1.23%
                          (f)                             19.71%      -5.01%        n/a        -1.33%
                          (g)                             19.59%      -5.10%        n/a        -1.43%
                          (h)                             19.53%      -5.15%        n/a        -1.48%
                          (i)                             19.42%      -5.24%        n/a        -1.58%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (j)                             19.30%      -5.34%        n/a        -1.68%
                          (k)                             19.24%      -5.39%        n/a        -1.73%
                          (l)                             19.12%      -5.48%        n/a        -1.83%
                          (m)                             19.00%      -5.58%        n/a        -1.92%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                 12/3/85
                          (a)                             23.80%      -8.30%       4.86%        6.88%
                          (b)                             23.61%      -8.44%       4.70%        6.72%
                          (c)                             23.49%      -8.53%       4.60%        6.61%
                          (d)                             23.36%      -8.62%       4.49%        6.51%
                          (e)                             23.30%      -8.67%       4.44%        6.45%
                          (f)                             23.18%      -8.76%       4.33%        6.35%
                          (g)                             23.05%      -8.85%       4.23%        6.24%
                          (h)                             22.99%      -8.90%       4.18%        6.19%
                          (i)                             22.87%      -8.99%       4.07%        6.08%
                          (j)                             22.75%      -9.08%       3.97%        5.97%
                          (k)                             22.69%      -9.12%       3.92%        5.92%
                          (l)                             22.57%      -9.21%       3.81%        5.82%
                          (m)                             22.44%      -9.30%       3.71%        5.71%
W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO                                                           5/3/94
                          (a)                             24.44%      -0.02%        n/a         7.03%
                          (b)                             24.25%      -0.17%        n/a         6.87%
                          (c)                             24.13%      -0.27%        n/a         6.77%
                          (d)                             24.00%      -0.37%        n/a         6.66%
                          (e)                             23.94%      -0.42%        n/a         6.61%
                          (f)                             23.82%      -0.52%        n/a         6.50%
                          (g)                             23.69%      -0.62%        n/a         6.39%
                          (h)                             23.63%      -0.67%        n/a         6.34%
                          (i)                             23.51%      -0.77%        n/a         6.23%
                          (j)                             23.38%      -0.86%        n/a         6.13%
                          (k)                             23.32%      -0.91%        n/a         6.08%
                          (l)                             23.20%      -1.01%        n/a         5.97%
                          (m)                             23.08%      -1.11%        n/a         5.86%
W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO                                                        5/1/92
                          (a)                             45.06%       4.27%       6.54%        8.09%
                          (b)                             44.84%       4.11%       6.38%        7.93%
                          (c)                             44.70%       4.01%       6.28%        7.82%
                          (d)                             44.55%       3.90%       6.17%        7.72%
                          (e)                             44.48%       3.85%       6.12%        7.66%
                          (f)                             44.34%       3.75%       6.01%        7.56%
                          (g)                             44.20%       3.64%       5.91%        7.45%
                          (h)                             44.13%       3.59%       5.85%        7.39%
                          (i)                             43.98%       3.49%       5.75%        7.29%
                          (j)                             43.84%       3.39%       5.64%        7.18%
                          (k)                             43.76%       3.33%       5.59%        7.13%
                          (l)                             43.62%       3.23%       5.48%        7.02%
                          (m)                             43.48%       3.13%       5.38%        6.91%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                       10/1/97
                          (a)                             52.53%       7.32%        n/a         5.29%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (b)                             52.30%       7.16%        n/a         5.13%
                          (c)                             52.15%       7.06%        n/a         5.03%
                          (d)                             51.99%       6.95%        n/a         4.92%
                          (e)                             51.93%       6.90%        n/a         4.87%
                          (f)                             51.78%       6.79%        n/a         4.77%
                          (g)                             51.62%       6.68%        n/a         4.66%
                          (h)                             51.55%       6.63%        n/a         4.61%
                          (i)                             51.39%       6.52%        n/a         4.51%
                          (j)                             51.24%       6.42%        n/a         4.40%
                          (k)                             51.17%       6.36%        n/a         4.35%
                          (l)                             51.02%       6.26%        n/a         4.24%
                          (m)                             50.87%       6.15%        n/a         4.14%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            4/4/97
PORTFOLIO
                          (a)                             29.98%      13.48%        n/a        18.78%
                          (b)                             29.78%      13.30%        n/a        18.61%
                          (c)                             29.65%      13.19%        n/a        18.49%
                          (d)                             29.53%      13.08%        n/a        18.37%
                          (e)                             29.46%      13.02%        n/a        18.31%
                          (f)                             29.33%      12.91%        n/a        18.19%
                          (g)                             29.20%      12.80%        n/a        18.07%
                          (h)                             29.14%      12.74%        n/a        18.01%
                          (i)                             29.01%      12.63%        n/a        17.90%
                          (j)                             28.88%      12.51%        n/a        17.78%
                          (k)                             28.81%      12.46%        n/a        17.72%
                          (l)                             28.69%      12.35%        n/a        17.60%
                          (m)                             28.56%      12.23%        n/a        17.48%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                        5/3/93
                          (a)                             47.44%       2.04%       6.04%        7.24%
                          (b)                             47.22%       1.88%       5.88%        7.08%
                          (c)                             47.07%       1.78%       5.77%        6.98%
                          (d)                             46.93%       1.68%       5.67%        6.87%
                          (e)                             46.85%       1.63%       5.61%        6.81%
                          (f)                             46.71%       1.53%       5.51%        6.71%
                          (g)                             46.56%       1.42%       5.40%        6.60%
                          (h)                             46.49%       1.37%       5.35%        6.55%
                          (i)                             46.34%       1.27%       5.24%        6.44%
                          (j)                             46.19%       1.17%       5.14%        6.33%
                          (k)                             46.12%       1.12%       5.09%        6.28%
                          (l)                             45.97%       1.02%       4.98%        6.18%
                          (m)                             45.83%       0.92%       4.88%        6.07%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE PORTFOLIO                                                         10/1/97
                          (a)                             47.66%      10.02%        n/a         6.86%
                          (b)                             47.44%       9.85%        n/a         6.70%
                          (c)                             47.29%       9.74%        n/a         6.59%
                          (d)                             47.14%       9.63%        n/a         6.48%
                          (e)                             47.07%       9.58%        n/a         6.43%
                          (f)                             46.93%       9.47%        n/a         6.33%
                          (g)                             46.78%       9.36%        n/a         6.22%
                          (h)                             46.71%       9.31%        n/a         6.17%
                          (i)                             46.56%       9.20%        n/a         6.06%
                          (j)                             46.41%       9.09%        n/a         5.95%
                          (k)                             46.34%       9.03%        n/a         5.90%
                          (l)                             46.19%       8.92%        n/a         5.79%
                          (m)                             46.05%       8.82%        n/a         5.69%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                   5/2/94
                          (a)                             25.48%      -1.30%        n/a         7.97%
                          (b)                             25.29%      -1.45%        n/a         7.81%
                          (c)                             25.17%      -1.55%        n/a         7.70%
                          (d)                             25.04%      -1.65%        n/a         7.59%
                          (e)                             24.98%      -1.69%        n/a         7.54%
                          (f)                             24.85%      -1.79%        n/a         7.43%
                          (g)                             24.73%      -1.89%        n/a         7.33%

                                                                     Five         Ten         From
                                                         Year       Years        Years     Inception      Date
                                                        Ended       Ended        Ended         to          of
                                                       12/31/03    12/31/03    12/31/03     12/31/03    Inception
                                                       --------    --------    --------    ---------    ---------
                          (h)                             24.67%      -1.94%        n/a         7.27%
                          (i)                             24.54%      -2.04%        n/a         7.16%
                          (j)                             24.42%      -2.14%        n/a         7.06%
                          (k)                             24.35%      -2.19%        n/a         7.00%
                          (l)                             24.23%      -2.28%        n/a         6.90%
                          (m)                             24.11%      -2.38%        n/a         6.79%

                           AVERAGE ANNUAL TOTAL RETURN
                                     C CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.55% (base contract)

(b) 1.70% (contract with highest anniversary value rider)

(c) 1.80% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.90% (contract with premier death benefit rider)

(e) 1.95% (contract with EEB and highest anniversary value rider)

(f) 2.05% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.15% (contract with EEB and premier death benefit rider)

(h) 2.20% (contract with GIPB and highest anniversary value rider)

(i) 2.30% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.40% (contract with GIPB and premier death benefit rider)

(k) 2.45% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.55% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.65% (contract with EEB and GIPB and premier death benefit rider)

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
ADVANTUS BOND PORTFOLIO                                                                                   12/3/85
                          (a)                              3.74%       4.54%       4.67%        6.16%
                          (b)                              3.58%       4.39%       4.51%        6.00%
                          (c)                              3.48%       4.28%       4.41%        5.89%
                          (d)                              3.38%       4.18%       4.30%        5.79%
                          (e)                              3.33%       4.13%       4.25%        5.74%
                          (f)                              3.22%       4.02%       4.15%        5.63%
                          (g)                              3.12%       3.92%       4.04%        5.52%
                          (h)                              3.07%       3.87%       3.99%        5.47%
                          (i)                              2.96%       3.76%       3.89%        5.37%
                          (j)                              2.86%       3.66%       3.78%        5.26%
                          (k)                              2.81%       3.61%       3.73%        5.21%
                          (l)                              2.71%       3.50%       3.63%        5.10%
                          (m)                              2.60%       3.40%       3.53%        5.00%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                                      10/1/97
                          (a)                             32.53%       7.10%        n/a         7.95%
                          (b)                             32.33%       6.94%        n/a         7.79%
                          (c)                             32.20%       6.83%        n/a         7.69%
                          (d)                             32.07%       6.72%        n/a         7.58%
                          (e)                             32.00%       6.67%        n/a         7.52%
                          (f)                             31.87%       6.56%        n/a         7.42%
                          (g)                             31.74%       6.46%        n/a         7.31%
                          (h)                             31.67%       6.40%        n/a         7.26%
                          (i)                             31.54%       6.30%        n/a         7.15%
                          (j)                             31.41%       6.19%        n/a         7.04%
                          (k)                             31.34%       6.14%        n/a         6.99%
                          (l)                             31.21%       6.03%        n/a         6.88%
                          (m)                             31.08%       5.93%        n/a         6.77%
ADVANTUS INDEX 500 PORTFOLIO                                                                               5/1/87
                          (a)                             26.09%      -2.53%       8.79%        8.78%
                          (b)                             25.90%      -2.67%       8.63%        8.61%
                          (c)                             25.78%      -2.77%       8.52%        8.51%
                          (d)                             25.65%      -2.87%       8.41%        8.40%
                          (e)                             25.59%      -2.92%       8.36%        8.34%
                          (f)                             25.46%      -3.01%       8.25%        8.24%
                          (g)                             25.34%      -3.11%       8.14%        8.13%
                          (h)                             25.27%      -3.16%       8.09%        8.07%
                          (i)                             25.15%      -3.26%       7.98%        7.96%
                          (j)                             25.02%      -3.35%       7.87%        7.86%
                          (k)                             24.96%      -3.40%       7.82%        7.80%
                          (l)                             24.84%      -3.50%       7.71%        7.69%
                          (m)                             24.71%      -3.59%       7.60%        7.59%
ADVANTUS MONEY MARKET PORTFOLIO                                                                           12/3/85
                          (a)                             -0.95%       1.65%       2.43%        3.14%
                          (b)                             -1.11%       1.49%       2.27%        2.98%
                          (c)                             -1.20%       1.39%       2.17%        2.88%
                          (d)                             -1.30%       1.29%       2.07%        2.78%
                          (e)                             -1.35%       1.24%       2.02%        2.73%
                          (f)                             -1.45%       1.14%       1.92%        2.62%
                          (g)                             -1.55%       1.04%       1.81%        2.52%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (h)                             -1.59%       0.99%       1.76%        2.47%
                          (i)                             -1.69%       0.89%       1.66%        2.37%
                          (j)                             -1.79%       0.79%       1.56%        2.26%
                          (k)                             -1.84%       0.74%       1.51%        2.21%
                          (l)                             -1.94%       0.64%       1.41%        2.11%
                          (m)                             -2.04%       0.54%       1.31%        2.01%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                                     5/1/87
                          (a)                              2.56%       5.61%       5.43%        6.54%
                          (b)                              2.41%       5.46%       5.28%        6.38%
                          (c)                              2.31%       5.35%       5.17%        6.27%
                          (d)                              2.20%       5.25%       5.07%        6.16%
                          (e)                              2.15%       5.19%       5.01%        6.11%
                          (f)                              2.05%       5.09%       4.91%        6.00%
                          (g)                              1.95%       4.98%       4.80%        5.90%
                          (h)                              1.90%       4.93%       4.75%        5.85%
                          (i)                              1.80%       4.83%       4.65%        5.74%
                          (j)                              1.69%       4.72%       4.54%        5.63%
                          (k)                              1.64%       4.67%       4.49%        5.58%
                          (l)                              1.54%       4.56%       4.39%        5.48%
                          (m)                              1.44%       4.46%       4.28%        5.37%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                                                   5/1/98
                          (a)                             40.03%      13.34%        n/a         8.34%
                          (b)                             39.83%      13.17%        n/a         8.18%
                          (c)                             39.69%      13.06%        n/a         8.07%
                          (d)                             39.55%      12.94%        n/a         7.97%
                          (e)                             39.48%      12.89%        n/a         7.91%
                          (f)                             39.34%      12.77%        n/a         7.80%
                          (g)                             39.20%      12.66%        n/a         7.70%
                          (h)                             39.13%      12.60%        n/a         7.64%
                          (i)                             38.99%      12.49%        n/a         7.53%
                          (j)                             38.85%      12.38%        n/a         7.43%
                          (k)                             38.78%      12.32%        n/a         7.37%
                          (l)                             38.65%      12.21%        n/a         7.27%
                          (m)                             38.51%      12.10%        n/a         7.16%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II SHARES                                                         5/1/98
                          (a)                             24.41%      -0.35%        n/a        -0.67%
                          (b)                             24.23%      -0.49%        n/a        -0.82%
                          (c)                             24.11%      -0.59%        n/a        -0.92%
                          (d)                             23.98%      -0.69%        n/a        -1.02%
                          (e)                             23.92%      -0.74%        n/a        -1.07%
                          (f)                             23.80%      -0.84%        n/a        -1.17%
                          (g)                             23.67%      -0.94%        n/a        -1.27%
                          (h)                             23.61%      -0.99%        n/a        -1.32%
                          (i)                             23.49%      -1.09%        n/a        -1.42%
                          (j)                             23.36%      -1.19%        n/a        -1.52%
                          (k)                             23.30%      -1.24%        n/a        -1.56%
                          (l)                             23.18%      -1.34%        n/a        -1.66%
                          (m)                             23.06%      -1.44%        n/a        -1.76%
AIM V.I. BALANCED FUND - SERIES II SHARES                                                                  5/1/98

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (a)                             14.37%      -2.23%        n/a        -0.04%
                          (b)                             14.21%      -2.38%        n/a        -0.19%
                          (c)                             14.09%      -2.47%        n/a        -0.29%
                          (d)                             13.98%      -2.57%        n/a        -0.39%
                          (e)                             13.92%      -2.62%        n/a        -0.44%
                          (f)                             13.81%      -2.72%        n/a        -0.54%
                          (g)                             13.69%      -2.81%        n/a        -0.63%
                          (h)                             13.64%      -2.86%        n/a        -0.68%
                          (i)                             13.52%      -2.96%        n/a        -0.78%
                          (j)                             13.41%      -3.06%        n/a        -0.88%
                          (k)                             13.35%      -3.11%        n/a        -0.93%
                          (l)                             13.24%      -3.20%        n/a        -1.03%
                          (m)                             13.13%      -3.30%        n/a        -1.13%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND - SERIES II                                                        12/29/99
SHARES
                          (a)                             35.20%        n/a         n/a       -16.48%
                          (b)                             35.00%        n/a         n/a       -16.60%
                          (c)                             34.87%        n/a         n/a       -16.69%
                          (d)                             34.73%        n/a         n/a       -16.77%
                          (e)                             34.67%        n/a         n/a       -16.81%
                          (f)                             34.53%        n/a         n/a       -16.89%
                          (g)                             34.40%        n/a         n/a       -16.98%
                          (h)                             34.33%        n/a         n/a       -17.02%
                          (i)                             34.20%        n/a         n/a       -17.10%
                          (j)                             34.06%        n/a         n/a       -17.18%
                          (k)                             33.99%        n/a         n/a       -17.23%
                          (l)                             33.86%        n/a         n/a       -17.31%
                          (m)                             33.73%        n/a         n/a       -17.39%
AIM V.I. PREMIER EQUITY FUND - SERIES II SHARES                                                            5/5/93
                          (a)                             22.92%      -5.19%       6.40%        7.25%
                          (b)                             22.74%      -5.33%       6.24%        7.09%
                          (c)                             22.62%      -5.43%       6.13%        6.99%
                          (d)                             22.49%      -5.52%       6.02%        6.88%
                          (e)                             22.43%      -5.57%       5.97%        6.83%
                          (f)                             22.31%      -5.67%       5.86%        6.72%
                          (g)                             22.19%      -5.76%       5.76%        6.61%
                          (h)                             22.13%      -5.81%       5.71%        6.56%
                          (i)                             22.00%      -5.90%       5.60%        6.45%
                          (j)                             21.88%      -6.00%       5.49%        6.35%
                          (k)                             21.82%      -6.04%       5.44%        6.29%
                          (l)                             21.70%      -6.14%       5.34%        6.19%
                          (m)                             21.58%      -6.23%       5.23%        6.08%
AMERICAN CENTURY VP INCOME & GROWTH FUND - CLASS II                                                      10/30/97
SHARES
                          (a)                             27.21%      -1.61%        n/a         3.47%
                          (b)                             27.03%      -1.76%        n/a         3.32%
                          (c)                             26.90%      -1.86%        n/a         3.21%
                          (d)                             26.77%      -1.95%        n/a         3.11%
                          (e)                             26.71%      -2.00%        n/a         3.06%
                          (f)                             26.58%      -2.10%        n/a         2.96%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (g)                             26.45%      -2.20%        n/a         2.85%
                          (h)                             26.39%      -2.25%        n/a         2.80%
                          (i)                             26.27%      -2.35%        n/a         2.70%
                          (j)                             26.14%      -2.44%        n/a         2.60%
                          (k)                             26.08%      -2.49%        n/a         2.55%
                          (l)                             25.95%      -2.59%        n/a         2.44%
                          (m)                             25.82%      -2.69%        n/a         2.34%
AMERICAN CENTURY VP ULTRA FUND - CLASS II SHARES                                                           5/1/01
                          (a)                             22.88%        n/a         n/a        -4.75%
                          (b)                             22.71%        n/a         n/a        -4.89%
                          (c)                             22.58%        n/a         n/a        -4.98%
                          (d)                             22.46%        n/a         n/a        -5.08%
                          (e)                             22.40%        n/a         n/a        -5.13%
                          (f)                             22.28%        n/a         n/a        -5.22%
                          (g)                             22.15%        n/a         n/a        -5.32%
                          (h)                             22.09%        n/a         n/a        -5.36%
                          (i)                             21.97%        n/a         n/a        -5.46%
                          (j)                             21.85%        n/a         n/a        -5.55%
                          (k)                             21.79%        n/a         n/a        -5.60%
                          (l)                             21.67%        n/a         n/a        -5.70%
                          (m)                             21.54%        n/a         n/a        -5.79%
AMERICAN CENTURY VP VALUE FUND - CLASS II SHARES                                                           5/1/96
                          (a)                             26.84%       6.49%        n/a         9.03%
                          (b)                             26.65%       6.33%        n/a         8.86%
                          (c)                             26.53%       6.22%        n/a         8.75%
                          (d)                             26.40%       6.12%        n/a         8.65%
                          (e)                             26.34%       6.07%        n/a         8.59%
                          (f)                             26.21%       5.96%        n/a         8.48%
                          (g)                             26.08%       5.85%        n/a         8.37%
                          (h)                             26.02%       5.80%        n/a         8.32%
                          (i)                             25.90%       5.69%        n/a         8.21%
                          (j)                             25.77%       5.59%        n/a         8.10%
                          (k)                             25.71%       5.54%        n/a         8.05%
                          (l)                             25.58%       5.43%        n/a         7.94%
                          (m)                             25.46%       5.33%        n/a         7.83%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE                                                             1/3/95
CLASS 2
                          (a)                             26.23%       1.66%        n/a        12.07%
                          (b)                             26.05%       1.51%        n/a        11.91%
                          (c)                             25.92%       1.41%        n/a        11.79%
                          (d)                             25.80%       1.30%        n/a        11.68%
                          (e)                             25.73%       1.25%        n/a        11.63%
                          (f)                             25.61%       1.15%        n/a        11.51%
                          (g)                             25.48%       1.05%        n/a        11.40%
                          (h)                             25.42%       1.00%        n/a        11.35%
                          (i)                             25.29%       0.90%        n/a        11.24%
                          (j)                             25.17%       0.80%        n/a        11.12%
                          (k)                             25.11%       0.75%        n/a        11.07%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (l)                             24.98%       0.65%        n/a        10.96%
                          (m)                             24.86%       0.55%        n/a        10.85%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS 2                                                     10/9/86
                          (a)                             28.04%       1.66%       9.02%        9.34%
                          (b)                             27.85%       1.50%       8.86%        9.18%
                          (c)                             27.72%       1.40%       8.75%        9.07%
                          (d)                             27.60%       1.30%       8.64%        8.96%
                          (e)                             27.53%       1.25%       8.59%        8.90%
                          (f)                             27.40%       1.15%       8.48%        8.79%
                          (g)                             27.28%       1.05%       8.37%        8.69%
                          (h)                             27.21%       1.00%       8.31%        8.63%
                          (i)                             27.09%       0.90%       8.21%        8.52%
                          (j)                             26.96%       0.80%       8.10%        8.41%
                          (k)                             26.89%       0.75%       8.04%        8.36%
                          (l)                             26.77%       0.64%       7.94%        8.25%
                          (m)                             26.64%       0.54%       7.83%        8.14%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS 2                                                          12/28/98
                          (a)                             36.13%      17.14%        n/a        17.83%
                          (b)                             35.94%      16.97%        n/a        17.65%
                          (c)                             35.80%      16.85%        n/a        17.53%
                          (d)                             35.67%      16.73%        n/a        17.41%
                          (e)                             35.60%      16.68%        n/a        17.36%
                          (f)                             35.46%      16.56%        n/a        17.24%
                          (g)                             35.33%      16.44%        n/a        17.12%
                          (h)                             35.26%      16.38%        n/a        17.06%
                          (i)                             35.12%      16.27%        n/a        16.95%
                          (j)                             34.99%      16.15%        n/a        16.83%
                          (k)                             34.92%      16.09%        n/a        16.77%
                          (l)                             34.79%      15.98%        n/a        16.65%
                          (m)                             34.65%      15.86%        n/a        16.54%
FRANKLIN SMALL CAP FUND - CLASS 2                                                                         11/1/95
                          (a)                             35.14%       5.14%        n/a         8.03%
                          (b)                             34.95%       4.98%        n/a         7.86%
                          (c)                             34.81%       4.88%        n/a         7.76%
                          (d)                             34.68%       4.77%        n/a         7.65%
                          (e)                             34.61%       4.72%        n/a         7.59%
                          (f)                             34.48%       4.62%        n/a         7.49%
                          (g)                             34.34%       4.51%        n/a         7.38%
                          (h)                             34.27%       4.46%        n/a         7.33%
                          (i)                             34.14%       4.36%        n/a         7.22%
                          (j)                             34.00%       4.25%        n/a         7.11%
                          (k)                             33.94%       4.20%        n/a         7.06%
                          (l)                             33.80%       4.09%        n/a         6.95%
                          (m)                             33.67%       3.99%        n/a         6.84%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH SECURITIES                                                         5/1/96
FUND - CLASS 2
                          (a)                             25.00%       2.04%        n/a         7.29%
                          (b)                             24.82%       1.88%        n/a         7.13%
                          (c)                             24.69%       1.78%        n/a         7.02%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (d)                             24.57%       1.68%        n/a         6.92%
                          (e)                             24.51%       1.63%        n/a         6.86%
                          (f)                             24.38%       1.53%        n/a         6.76%
                          (g)                             24.26%       1.43%        n/a         6.65%
                          (h)                             24.20%       1.38%        n/a         6.60%
                          (i)                             24.07%       1.27%        n/a         6.49%
                          (j)                             23.95%       1.17%        n/a         6.38%
                          (k)                             23.89%       1.12%        n/a         6.33%
                          (l)                             23.76%       1.02%        n/a         6.22%
                          (m)                             23.64%       0.92%        n/a         6.12%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                                   11/8/96
                          (a)                             23.23%       7.06%        n/a         7.34%
                          (b)                             23.05%       6.90%        n/a         7.18%
                          (c)                             22.93%       6.79%        n/a         7.07%
                          (d)                             22.81%       6.68%        n/a         6.97%
                          (e)                             22.74%       6.63%        n/a         6.91%
                          (f)                             22.62%       6.52%        n/a         6.81%
                          (g)                             22.50%       6.42%        n/a         6.70%
                          (h)                             22.44%       6.36%        n/a         6.65%
                          (i)                             22.31%       6.26%        n/a         6.54%
                          (j)                             22.19%       6.15%        n/a         6.43%
                          (k)                             22.13%       6.10%        n/a         6.38%
                          (l)                             22.01%       5.99%        n/a         6.27%
                          (m)                             21.89%       5.89%        n/a         6.17%
JANUS ASPEN SERIES BALANCED PORTFOLIO - SERVICE                                                           9/13/93
SHARES
                          (a)                             11.98%       3.03%      10.00%       10.32%
                          (b)                             11.82%       2.88%       9.83%       10.15%
                          (c)                             11.70%       2.77%       9.72%       10.04%
                          (d)                             11.59%       2.67%       9.61%        9.93%
                          (e)                             11.54%       2.62%       9.56%        9.88%
                          (f)                             11.43%       2.52%       9.45%        9.77%
                          (g)                             11.31%       2.42%       9.34%        9.66%
                          (h)                             11.26%       2.36%       9.29%        9.60%
                          (i)                             11.15%       2.26%       9.18%        9.49%
                          (j)                             11.04%       2.16%       9.07%        9.38%
                          (k)                             10.98%       2.11%       9.01%        9.33%
                          (l)                             10.87%       2.01%       8.90%        9.22%
                          (m)                             10.76%       1.90%       8.80%        9.11%
JANUS ASPEN SERIES CAPITAL APPRECIATION PORTFOLIO -                                                        5/1/97
SERVICE SHARES
                          (a)                             18.39%      -0.35%        n/a        10.26%
                          (b)                             18.22%      -0.50%        n/a        10.10%
                          (c)                             18.10%      -0.60%        n/a         9.99%
                          (d)                             17.98%      -0.70%        n/a         9.88%
                          (e)                             17.92%      -0.75%        n/a         9.82%
                          (f)                             17.81%      -0.85%        n/a         9.71%
                          (g)                             17.69%      -0.95%        n/a         9.60%
                          (h)                             17.63%      -1.00%        n/a         9.55%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (i)                             17.51%      -1.10%        n/a         9.44%
                          (j)                             17.39%      -1.19%        n/a         9.33%
                          (k)                             17.33%      -1.24%        n/a         9.28%
                          (l)                             17.22%      -1.34%        n/a         9.17%
                          (m)                             17.10%      -1.44%        n/a         9.06%
JANUS ASPEN SERIES INTERNATIONAL GROWTH PORTFOLIO -                                                        5/2/94
SERVICE SHARES
                          (a)                             32.47%       1.28%        n/a         8.90%
                          (b)                             32.28%       1.13%        n/a         8.74%
                          (c)                             32.15%       1.02%        n/a         8.63%
                          (d)                             32.02%       0.92%        n/a         8.52%
                          (e)                             31.95%       0.87%        n/a         8.47%
                          (f)                             31.82%       0.77%        n/a         8.36%
                          (g)                             31.69%       0.67%        n/a         8.25%
                          (h)                             31.62%       0.62%        n/a         8.20%
                          (i)                             31.49%       0.52%        n/a         8.09%
                          (j)                             31.36%       0.42%        n/a         7.98%
                          (k)                             31.29%       0.37%        n/a         7.93%
                          (l)                             31.16%       0.27%        n/a         7.82%
                          (m)                             31.03%       0.17%        n/a         7.71%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE SHARES                                                         5/3/99
                          (a)                             20.73%        n/a         n/a        -4.34%
                          (b)                             20.55%        n/a         n/a        -4.49%
                          (c)                             20.43%        n/a         n/a        -4.58%
                          (d)                             20.31%        n/a         n/a        -4.68%
                          (e)                             20.25%        n/a         n/a        -4.73%
                          (f)                             20.13%        n/a         n/a        -4.82%
                          (g)                             20.01%        n/a         n/a        -4.92%
                          (h)                             19.95%        n/a         n/a        -4.96%
                          (i)                             19.83%        n/a         n/a        -5.06%
                          (j)                             19.71%        n/a         n/a        -5.15%
                          (k)                             19.65%        n/a         n/a        -5.20%
                          (l)                             19.53%        n/a         n/a        -5.30%
                          (m)                             19.41%        n/a         n/a        -5.39%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                                                 5/1/00
                          (a)                             34.51%        n/a         n/a       -13.62%
                          (b)                             34.32%        n/a         n/a       -13.75%
                          (c)                             34.19%        n/a         n/a       -13.83%
                          (d)                             34.05%        n/a         n/a       -13.92%
                          (e)                             33.98%        n/a         n/a       -13.96%
                          (f)                             33.85%        n/a         n/a       -14.05%
                          (g)                             33.72%        n/a         n/a       -14.13%
                          (h)                             33.65%        n/a         n/a       -14.18%
                          (i)                             33.52%        n/a         n/a       -14.26%
                          (j)                             33.38%        n/a         n/a       -14.35%
                          (k)                             33.32%        n/a         n/a       -14.39%
                          (l)                             33.18%        n/a         n/a       -14.48%
                          (m)                             33.05%        n/a         n/a       -14.56%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                                                  5/1/98

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (a)                             31.39%       6.26%        n/a         5.71%
                          (b)                             31.20%       6.10%        n/a         5.55%
                          (c)                             31.07%       5.99%        n/a         5.45%
                          (d)                             30.94%       5.89%        n/a         5.34%
                          (e)                             30.87%       5.83%        n/a         5.29%
                          (f)                             30.74%       5.73%        n/a         5.19%
                          (g)                             30.61%       5.62%        n/a         5.08%
                          (h)                             30.54%       5.57%        n/a         5.03%
                          (i)                             30.41%       5.46%        n/a         4.92%
                          (j)                             30.28%       5.36%        n/a         4.82%
                          (k)                             30.21%       5.31%        n/a         4.77%
                          (l)                             30.09%       5.20%        n/a         4.66%
                          (m)                             29.96%       5.10%        n/a         4.56%
MFS VALUE SERIES - SERVICE SHARES                                                                          1/2/02
                          (a)                             22.80%        n/a         n/a         2.10%
                          (b)                             22.62%        n/a         n/a         1.95%
                          (c)                             22.50%        n/a         n/a         1.85%
                          (d)                             22.37%        n/a         n/a         1.74%
                          (e)                             22.31%        n/a         n/a         1.69%
                          (f)                             22.19%        n/a         n/a         1.59%
                          (g)                             22.07%        n/a         n/a         1.49%
                          (h)                             22.01%        n/a         n/a         1.44%
                          (i)                             21.88%        n/a         n/a         1.34%
                          (j)                             21.76%        n/a         n/a         1.24%
                          (k)                             21.70%        n/a         n/a         1.19%
                          (l)                             21.58%        n/a         n/a         1.09%
                          (m)                             21.46%        n/a         n/a         0.98%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA - SERVICE                                                        9/18/01
SHARES
                          (a)                             28.69%        n/a         n/a         2.69%
                          (b)                             28.50%        n/a         n/a         2.53%
                          (c)                             28.37%        n/a         n/a         2.43%
                          (d)                             28.24%        n/a         n/a         2.33%
                          (e)                             28.18%        n/a         n/a         2.28%
                          (f)                             28.05%        n/a         n/a         2.18%
                          (g)                             27.92%        n/a         n/a         2.07%
                          (h)                             27.86%        n/a         n/a         2.02%
                          (i)                             27.73%        n/a         n/a         1.92%
                          (j)                             27.60%        n/a         n/a         1.82%
                          (k)                             27.54%        n/a         n/a         1.77%
                          (l)                             27.41%        n/a         n/a         1.67%
                          (m)                             27.28%        n/a         n/a         1.56%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE SHARES                                                          9/18/01
                          (a)                             21.90%        n/a         n/a         7.61%
                          (b)                             21.72%        n/a         n/a         7.45%
                          (c)                             21.60%        n/a         n/a         7.34%
                          (d)                             21.48%        n/a         n/a         7.23%
                          (e)                             21.42%        n/a         n/a         7.18%
                          (f)                             21.29%        n/a         n/a         7.07%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (g)                             21.17%        n/a         n/a         6.96%
                          (h)                             21.11%        n/a         n/a         6.91%
                          (i)                             20.99%        n/a         n/a         6.80%
                          (j)                             20.87%        n/a         n/a         6.70%
                          (k)                             20.81%        n/a         n/a         6.64%
                          (l)                             20.69%        n/a         n/a         6.54%
                          (m)                             20.57%        n/a         n/a         6.43%
PANORAMA INTERNATIONAL GROWTH FUND/VA - SERVICE                                                            3/19/01
SHARES
                          (a)                             43.30%        n/a         n/a        -2.52%
                          (b)                             43.10%        n/a         n/a        -2.66%
                          (c)                             42.95%        n/a         n/a        -2.76%
                          (d)                             42.81%        n/a         n/a        -2.85%
                          (e)                             42.74%        n/a         n/a        -2.90%
                          (f)                             42.60%        n/a         n/a        -3.00%
                          (g)                             42.45%        n/a         n/a        -3.10%
                          (h)                             42.38%        n/a         n/a        -3.15%
                          (i)                             42.24%        n/a         n/a        -3.24%
                          (j)                             42.10%        n/a         n/a        -3.34%
                          (k)                             42.03%        n/a         n/a        -3.39%
                          (l)                             41.88%        n/a         n/a        -3.48%
                          (m)                             41.74%        n/a         n/a        -3.58%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES                                                         2/1/88
                          (a)                             25.43%      -0.43%       7.98%        9.63%
                          (b)                             25.25%      -0.57%       7.82%        9.47%
                          (c)                             25.12%      -0.67%       7.71%        9.36%
                          (d)                             25.00%      -0.77%       7.61%        9.25%
                          (e)                             24.93%      -0.82%       7.55%        9.19%
                          (f)                             24.81%      -0.92%       7.45%        9.08%
                          (g)                             24.68%      -1.02%       7.34%        8.97%
                          (h)                             24.62%      -1.07%       7.28%        8.92%
                          (i)                             24.50%      -1.17%       7.18%        8.81%
                          (j)                             24.37%      -1.27%       7.07%        8.70%
                          (k)                             24.31%      -1.32%       7.02%        8.65%
                          (l)                             24.19%      -1.42%       6.91%        8.54%
                          (m)                             24.06%      -1.51%       6.80%        8.43%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES                                                      1/2/97
                          (a)                             26.56%       2.39%        n/a         5.95%
                          (b)                             26.38%       2.23%        n/a         5.79%
                          (c)                             26.25%       2.13%        n/a         5.69%
                          (d)                             26.12%       2.03%        n/a         5.58%
                          (e)                             26.06%       1.98%        n/a         5.53%
                          (f)                             25.93%       1.88%        n/a         5.43%
                          (g)                             25.81%       1.77%        n/a         5.32%
                          (h)                             25.74%       1.72%        n/a         5.27%
                          (i)                             25.62%       1.62%        n/a         5.16%
                          (j)                             25.49%       1.52%        n/a         5.06%
                          (k)                             25.43%       1.47%        n/a         5.00%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (l)                             25.31%       1.37%        n/a         4.90%
                          (m)                             25.18%       1.27%        n/a         4.79%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB SHARES                                                         5/2/94
                          (a)                             30.41%      -5.78%        n/a         6.37%
                          (b)                             30.22%      -5.92%        n/a         6.21%
                          (c)                             30.09%      -6.02%        n/a         6.10%
                          (d)                             29.96%      -6.11%        n/a         6.00%
                          (e)                             29.89%      -6.16%        n/a         5.95%
                          (f)                             29.76%      -6.25%        n/a         5.84%
                          (g)                             29.63%      -6.35%        n/a         5.73%
                          (h)                             29.57%      -6.39%        n/a         5.68%
                          (i)                             29.44%      -6.49%        n/a         5.58%
                          (j)                             29.31%      -6.58%        n/a         5.47%
                          (k)                             29.24%      -6.63%        n/a         5.42%
                          (l)                             29.11%      -6.72%        n/a         5.31%
                          (m)                             28.98%      -6.81%        n/a         5.21%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                                                 1/2/97
                          (a)                             30.45%       5.57%        n/a         6.80%
                          (b)                             30.26%       5.42%        n/a         6.64%
                          (c)                             30.13%       5.31%        n/a         6.53%
                          (d)                             30.00%       5.21%        n/a         6.43%
                          (e)                             29.93%       5.15%        n/a         6.37%
                          (f)                             29.80%       5.05%        n/a         6.27%
                          (g)                             29.67%       4.94%        n/a         6.16%
                          (h)                             29.61%       4.89%        n/a         6.11%
                          (i)                             29.48%       4.79%        n/a         6.00%
                          (j)                             29.35%       4.68%        n/a         5.90%
                          (k)                             29.28%       4.63%        n/a         5.84%
                          (l)                             29.16%       4.52%        n/a         5.74%
                          (m)                             29.03%       4.42%        n/a         5.63%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                                   2/1/88
                          (a)                             23.00%      -2.77%       7.27%       10.16%
                          (b)                             22.82%      -2.91%       7.11%        9.99%
                          (c)                             22.70%      -3.01%       7.00%        9.88%
                          (d)                             22.57%      -3.11%       6.89%        9.77%
                          (e)                             22.51%      -3.16%       6.84%        9.72%
                          (f)                             22.39%      -3.25%       6.73%        9.61%
                          (g)                             22.26%      -3.35%       6.62%        9.50%
                          (h)                             22.20%      -3.40%       6.57%        9.44%
                          (i)                             22.08%      -3.49%       6.47%        9.33%
                          (j)                             21.96%      -3.59%       6.36%        9.23%
                          (k)                             21.90%      -3.64%       6.31%        9.17%
                          (l)                             21.78%      -3.74%       6.20%        9.06%
                          (m)                             21.66%      -3.83%       6.09%        8.95%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND -                                                             3/4/96
CLASS 2
                          (a)                             50.65%       6.24%        n/a        -4.78%
                          (b)                             50.43%       6.08%        n/a        -4.92%
                          (c)                             50.28%       5.98%        n/a        -5.01%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (d)                             50.13%       5.87%        n/a        -5.11%
                          (e)                             50.05%       5.82%        n/a        -5.15%
                          (f)                             49.90%       5.71%        n/a        -5.25%
                          (g)                             49.75%       5.61%        n/a        -5.34%
                          (h)                             49.68%       5.55%        n/a        -5.39%
                          (i)                             49.53%       5.45%        n/a        -5.49%
                          (j)                             49.38%       5.34%        n/a        -5.58%
                          (k)                             49.31%       5.29%        n/a        -5.63%
                          (l)                             49.16%       5.19%        n/a        -5.72%
                          (m)                             49.01%       5.08%        n/a        -5.82%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO,                                                      9/18/00
CLASS II SHARES
                          (a)                             28.76%        n/a         n/a         4.05%
                          (b)                             28.58%        n/a         n/a         3.90%
                          (c)                             28.45%        n/a         n/a         3.79%
                          (d)                             28.32%        n/a         n/a         3.69%
                          (e)                             28.26%        n/a         n/a         3.64%
                          (f)                             28.13%        n/a         n/a         3.53%
                          (g)                             28.00%        n/a         n/a         3.43%
                          (h)                             27.94%        n/a         n/a         3.38%
                          (i)                             27.81%        n/a         n/a         3.27%
                          (j)                             27.68%        n/a         n/a         3.17%
                          (k)                             27.62%        n/a         n/a         3.12%
                          (l)                             27.49%        n/a         n/a         3.02%
                          (m)                             27.36%        n/a         n/a         2.91%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING GROWTH                                                          9/18/00
PORTFOLIO, CLASS II SHARES
                          (a)                             25.09%        n/a         n/a       -22.60%
                          (b)                             24.91%        n/a         n/a       -22.72%
                          (c)                             24.78%        n/a         n/a       -22.80%
                          (d)                             24.66%        n/a         n/a       -22.87%
                          (e)                             24.59%        n/a         n/a       -22.91%
                          (f)                             24.47%        n/a         n/a       -22.99%
                          (g)                             24.35%        n/a         n/a       -23.07%
                          (h)                             24.28%        n/a         n/a       -23.10%
                          (i)                             24.16%        n/a         n/a       -23.18%
                          (j)                             24.03%        n/a         n/a       -23.26%
                          (k)                             23.97%        n/a         n/a       -23.30%
                          (l)                             23.85%        n/a         n/a       -23.37%
                          (m)                             23.73%        n/a         n/a       -23.45%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND INCOME                                                        9/18/00
PORTFOLIO - CLASS II SHARES
                          (a)                             25.72%        n/a         n/a         0.62%
                          (b)                             25.54%        n/a         n/a         0.48%
                          (c)                             25.41%        n/a         n/a         0.37%
                          (d)                             25.29%        n/a         n/a         0.27%
                          (e)                             25.23%        n/a         n/a         0.22%
                          (f)                             25.10%        n/a         n/a         0.12%
                          (g)                             24.97%        n/a         n/a         0.02%
                          (h)                             24.91%        n/a         n/a        -0.03%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (i)                             24.79%        n/a         n/a        -0.13%
                          (j)                             24.66%        n/a         n/a        -0.23%
                          (k)                             24.60%        n/a         n/a        -0.28%
                          (l)                             24.48%        n/a         n/a        -0.38%
                          (m)                             24.35%        n/a         n/a        -0.48%
W&R TARGET FUNDS, INC. - ASSET STRATEGY PORTFOLIO                                                          5/1/95
                          (a)                             10.72%       8.88%        n/a         8.59%
                          (b)                             10.56%       8.71%        n/a         8.43%
                          (c)                             10.45%       8.60%        n/a         8.32%
                          (d)                             10.33%       8.49%        n/a         8.22%
                          (e)                             10.28%       8.44%        n/a         8.16%
                          (f)                             10.17%       8.33%        n/a         8.05%
                          (g)                             10.06%       8.22%        n/a         7.95%
                          (h)                             10.00%       8.17%        n/a         7.89%
                          (i)                              9.89%       8.06%        n/a         7.78%
                          (j)                              9.78%       7.95%        n/a         7.68%
                          (k)                              9.73%       7.90%        n/a         7.62%
                          (l)                              9.62%       7.79%        n/a         7.51%
                          (m)                              9.51%       7.68%        n/a         7.41%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                                               12/3/85
                          (a)                             18.65%      -1.21%       6.55%        8.12%
                          (b)                             18.47%      -1.36%       6.39%        7.96%
                          (c)                             18.36%      -1.45%       6.29%        7.85%
                          (d)                             18.24%      -1.55%       6.18%        7.74%
                          (e)                             18.18%      -1.60%       6.13%        7.69%
                          (f)                             18.06%      -1.70%       6.02%        7.58%
                          (g)                             17.94%      -1.80%       5.92%        7.47%
                          (h)                             17.88%      -1.85%       5.86%        7.42%
                          (i)                             17.76%      -1.95%       5.76%        7.31%
                          (j)                             17.65%      -2.04%       5.65%        7.20%
                          (k)                             17.59%      -2.09%       5.60%        7.15%
                          (l)                             17.47%      -2.19%       5.49%        7.04%
                          (m)                             17.35%      -2.29%       5.39%        6.94%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                                           10/15/97
                          (a)                             19.94%      -4.81%        n/a        -1.14%
                          (b)                             19.76%      -4.96%        n/a        -1.28%
                          (c)                             19.64%      -5.05%        n/a        -1.38%
                          (d)                             19.53%      -5.15%        n/a        -1.48%
                          (e)                             19.47%      -5.19%        n/a        -1.53%
                          (f)                             19.35%      -5.29%        n/a        -1.63%
                          (g)                             19.23%      -5.38%        n/a        -1.73%
                          (h)                             19.17%      -5.43%        n/a        -1.78%
                          (i)                             19.05%      -5.53%        n/a        -1.87%
                          (j)                             18.93%      -5.62%        n/a        -1.97%
                          (k)                             18.87%      -5.67%        n/a        -2.02%
                          (l)                             18.75%      -5.76%        n/a        -2.12%
                          (m)                             18.63%      -5.86%        n/a        -2.22%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                                                 12/3/85
                          (a)                             23.41%      -8.57%       4.54%        6.56%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (b)                             23.23%      -8.71%       4.38%        6.40%
                          (c)                             23.10%      -8.80%       4.28%        6.29%
                          (d)                             22.98%      -8.89%       4.18%        6.18%
                          (e)                             22.92%      -8.94%       4.12%        6.13%
                          (f)                             22.80%      -9.03%       4.02%        6.02%
                          (g)                             22.68%      -9.12%       3.92%        5.92%
                          (h)                             22.62%      -9.16%       3.86%        5.87%
                          (i)                             22.49%      -9.25%       3.76%        5.76%
                          (j)                             22.37%      -9.35%       3.66%        5.65%
                          (k)                             22.31%      -9.39%       3.61%        5.60%
                          (l)                             22.19%      -9.48%       3.50%        5.50%
                          (m)                             22.07%      -9.57%       3.40%        5.39%
W&R TARGET FUNDS, INC. - INTERNATIONAL PORTFOLIO                                                           5/3/94
                          (a)                             24.05%      -0.32%        n/a         6.71%
                          (b)                             23.87%      -0.47%        n/a         6.55%
                          (c)                             23.74%      -0.57%        n/a         6.44%
                          (d)                             23.62%      -0.67%        n/a         6.34%
                          (e)                             23.56%      -0.72%        n/a         6.28%
                          (f)                             23.43%      -0.81%        n/a         6.18%
                          (g)                             23.31%      -0.91%        n/a         6.07%
                          (h)                             23.25%      -0.96%        n/a         6.02%
                          (i)                             23.13%      -1.06%        n/a         5.91%
                          (j)                             23.00%      -1.16%        n/a         5.81%
                          (k)                             22.94%      -1.21%        n/a         5.75%
                          (l)                             22.82%      -1.31%        n/a         5.65%
                          (m)                             22.70%      -1.41%        n/a         5.54%
W&R TARGET FUNDS, INC. - INTERNATIONAL II PORTFOLIO                                                        5/1/92
                          (a)                             44.60%       3.95%       6.22%        7.77%
                          (b)                             44.39%       3.80%       6.06%        7.61%
                          (c)                             44.25%       3.69%       5.96%        7.50%
                          (d)                             44.10%       3.59%       5.85%        7.39%
                          (e)                             44.03%       3.54%       5.80%        7.34%
                          (f)                             43.89%       3.44%       5.69%        7.23%
                          (g)                             43.74%       3.33%       5.59%        7.12%
                          (h)                             43.67%       3.28%       5.53%        7.07%
                          (i)                             43.53%       3.18%       5.43%        6.96%
                          (j)                             43.38%       3.07%       5.32%        6.85%
                          (k)                             43.31%       3.02%       5.27%        6.80%
                          (l)                             43.17%       2.92%       5.16%        6.69%
                          (m)                             43.02%       2.82%       5.06%        6.59%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH PORTFOLIO                                                       10/1/97
                          (a)                             52.04%       7.00%        n/a         4.97%
                          (b)                             51.83%       6.84%        n/a         4.82%
                          (c)                             51.67%       6.73%        n/a         4.71%
                          (d)                             51.52%       6.63%        n/a         4.61%
                          (e)                             51.44%       6.57%        n/a         4.56%
                          (f)                             51.29%       6.47%        n/a         4.45%
                          (g)                             51.14%       6.36%        n/a         4.35%

                                                                     Five        Ten         From
                                                         Year        Years       Years     Inception      Date
                                                         Ended       Ended       Ended        to           of
                                                       12/31/03    12/31/03    12/31/03    12/31/03     Inception
                                                       --------    --------    --------    ---------    ---------
                          (h)                             51.07%       6.31%        n/a         4.29%
                          (i)                             50.92%       6.20%        n/a         4.19%
                          (j)                             50.76%       6.09%        n/a         4.09%
                          (k)                             50.69%       6.04%        n/a         4.03%
                          (l)                             50.54%       5.93%        n/a         3.93%
                          (m)                             50.39%       5.83%        n/a         3.83%
W&R TARGET FUNDS, INC. - SCIENCE AND TECHNOLOGY                                                            4/4/97
PORTFOLIO
                          (a)                             29.58%      13.13%        n/a        18.42%
                          (b)                             29.38%      12.96%        n/a        18.24%
                          (c)                             29.25%      12.85%        n/a        18.12%
                          (d)                             29.12%      12.73%        n/a        18.00%
                          (e)                             29.06%      12.68%        n/a        17.95%
                          (f)                             28.93%      12.56%        n/a        17.83%
                          (g)                             28.80%      12.45%        n/a        17.71%
                          (h)                             28.74%      12.40%        n/a        17.65%
                          (i)                             28.61%      12.28%        n/a        17.53%
                          (j)                             28.48%      12.17%        n/a        17.42%
                          (k)                             28.41%      12.11%        n/a        17.36%
                          (l)                             28.29%      12.00%        n/a        17.24%
                          (m)                             28.16%      11.89%        n/a        17.12%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH PORTFOLIO                                                        5/3/93
                          (a)                             46.98%       1.73%       5.72%        6.92%
                          (b)                             46.76%       1.58%       5.56%        6.76%
                          (c)                             46.61%       1.47%       5.45%        6.65%
                          (d)                             46.46%       1.37%       5.35%        6.54%
                          (e)                             46.39%       1.32%       5.29%        6.49%
                          (f)                             46.24%       1.22%       5.19%        6.38%
                          (g)                             46.10%       1.12%       5.08%        6.28%
                          (h)                             46.02%       1.07%       5.03%        6.23%
                          (i)                             45.88%       0.97%       4.93%        6.12%
                          (j)                             45.73%       0.87%       4.82%        6.01%
                          (k)                             45.66%       0.82%       4.77%        5.96%
                          (l)                             45.51%       0.72%       4.66%        5.85%
                          (m)                             45.37%       0.61%       4.56%        5.75%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE PORTFOLIO                                                          10/1/97
                          (a)                             47.19%       9.68%        n/a         6.53%
                          (b)                             46.98%       9.52%        n/a         6.38%
                          (c)                             46.83%       9.41%        n/a         6.27%
                          (d)                             46.68%       9.30%        n/a         6.16%
                          (e)                             46.61%       9.25%        n/a         6.11%
                          (f)                             46.46%       9.14%        n/a         6.00%
                          (g)                             46.32%       9.03%        n/a         5.90%
                          (h)                             46.24%       8.97%        n/a         5.84%
                          (i)                             46.10%       8.87%        n/a         5.74%
                          (j)                             45.95%       8.76%        n/a         5.63%
                          (k)                             45.88%       8.70%        n/a         5.58%
                          (l)                             45.73%       8.59%        n/a         5.47%
                          (m)                             45.59%       8.48%        n/a         5.37%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                                   5/2/94
                          (a)                             25.09%      -1.60%        n/a         7.64%
                          (b)                             24.90%      -1.74%        n/a         7.48%
                          (c)                             24.78%      -1.84%        n/a         7.38%
                          (d)                             24.65%      -1.94%        n/a         7.27%
                          (e)                             24.59%      -1.99%        n/a         7.21%
                          (f)                             24.47%      -2.09%        n/a         7.11%
                          (g)                             24.34%      -2.18%        n/a         7.00%
                          (h)                             24.28%      -2.23%        n/a         6.95%
                          (i)                             24.16%      -2.33%        n/a         6.84%
                          (j)                             24.03%      -2.43%        n/a         6.73%
                          (k)                             23.97%      -2.48%        n/a         6.68%
                          (l)                             23.84%      -2.57%        n/a         6.57%
                          (m)                             23.72%      -2.67%        n/a         6.47%

             AVERAGE ANNUAL TOTAL RETURN - SALES CHARGE NOT APPLIED
                                     L CLASS

The average annual rates of return for the Sub-Accounts, in connection with the contract described in the Prospectus, for the specified periods ended December 31, 2003 are shown in the tables below.

(a) 1.50% (base contract)

(b) 1.65% (contract with highest anniversary value rider)

(c) 1.75% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.85% (contract with premier death benefit rider)

(e) 1.90% (contract with EEB and highest anniversary value rider)

(f) 2.00% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.10% (contract with EEB and premier death benefit rider)

(h) 2.15% (contract with GIPB and highest anniversary value rider)

(i) 2.25% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.35% (contract with GIPB and premier death benefit rider)

(k) 2.40% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.50% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.60% (contract with EEB and GIPB and premier death benefit rider)

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- -----------
ADVANTUS BOND PORTFOLIO                                                                12/3/85
                     (a)                        3.79%     4.60%     4.72%     6.21%
                     (b)                        3.64%     4.44%     4.57%     6.05%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (c)                        3.53%     4.34%     4.46%     5.95%
                     (d)                        3.43%     4.23%     4.36%     5.84%
                     (e)                        3.38%     4.18%     4.30%     5.79%
                     (f)                        3.27%     4.07%     4.20%     5.68%
                     (g)                        3.17%     3.97%     4.10%     5.58%
                     (h)                        3.12%     3.92%     4.04%     5.52%
                     (i)                        3.02%     3.81%     3.94%     5.42%
                     (j)                        2.91%     3.71%     3.84%     5.31%
                     (k)                        2.86%     3.66%     3.78%     5.26%
                     (l)                        2.76%     3.56%     3.68%     5.16%
                     (m)                        2.66%     3.45%     3.58%     5.05%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                                                   10/1/97
                     (a)                        32.60%    7.15%      n/a      8.01%
                     (b)                        32.40%    6.99%      n/a      7.85%
                     (c)                        32.27%    6.88%      n/a      7.74%
                     (d)                        32.14%    6.78%      n/a      7.63%
                     (e)                        32.07%    6.72%      n/a      7.58%
                     (f)                        31.94%    6.62%      n/a      7.47%
                     (g)                        31.80%    6.51%      n/a      7.36%
                     (h)                        31.74%    6.46%      n/a      7.31%
                     (i)                        31.61%    6.35%      n/a      7.20%
                     (j)                        31.48%    6.25%      n/a      7.10%
                     (k)                        31.41%    6.19%      n/a      7.04%
                     (l)                        31.28%    6.09%      n/a      6.93%
                     (m)                        31.15%    5.98%      n/a      6.83%
ADVANTUS INDEX 500 PORTFOLIO                                                            5/1/87
                     (a)                        26.15%   -2.48%     8.85%     8.83%
                     (b)                        25.96%   -2.62%     8.68%     8.67%
                     (c)                        25.84%   -2.72%     8.58%     8.56%
                     (d)                        25.71%   -2.82%     8.47%     8.45%
                     (e)                        25.65%   -2.87%     8.41%     8.40%
                     (f)                        25.52%   -2.96%     8.31%     8.29%
                     (g)                        25.40%   -3.06%     8.20%     8.18%
                     (h)                        25.34%   -3.11%     8.14%     8.13%
                     (i)                        25.21%   -3.21%     8.03%     8.02%
                     (j)                        25.09%   -3.30%     7.93%     7.91%
                     (k)                        25.02%   -3.35%     7.87%     7.86%
                     (l)                        24.90%   -3.45%     7.76%     7.75%
                     (m)                        24.77%   -3.55%     7.66%     7.64%
ADVANTUS MONEY MARKET PORTFOLIO                                                        12/3/85
                     (a)                        -0.90%    1.70%     2.48%     3.19%
                     (b)                        -1.05%    1.55%     2.32%     3.03%
                     (c)                        -1.15%    1.44%     2.22%     2.93%
                     (d)                        -1.25%    1.34%     2.12%     2.83%
                     (e)                        -1.30%    1.29%     2.07%     2.78%
                     (f)                        -1.40%    1.19%     1.97%     2.67%
                     (g)                        -1.50%    1.09%     1.86%     2.57%
                     (h)                        -1.55%    1.04%     1.81%     2.52%
                     (i)                        -1.65%    0.94%     1.71%     2.42%
                     (j)                        -1.74%    0.84%     1.61%     2.32%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (k)                        -1.79%    0.79%     1.56%     2.26%
                     (l)                        -1.89%    0.69%     1.46%     2.16%
                     (m)                        -1.99%    0.59%     1.36%     2.06%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                                                  5/1/87
                     (a)                        2.61%     5.67%     5.49%     6.59%
                     (b)                        2.46%     5.51%     5.33%     6.43%
                     (c)                        2.36%     5.40%     5.22%     6.32%
                     (d)                        2.25%     5.30%     5.12%     6.22%
                     (e)                        2.20%     5.25%     5.07%     6.16%
                     (f)                        2.10%     5.14%     4.96%     6.06%
                     (g)                        2.00%     5.04%     4.86%     5.95%
                     (h)                        1.95%     4.98%     4.80%     5.90%
                     (i)                        1.85%     4.88%     4.70%     5.79%
                     (j)                        1.74%     4.77%     4.59%     5.69%
                     (k)                        1.69%     4.72%     4.54%     5.63%
                     (l)                        1.59%     4.62%     4.44%     5.53%
                     (m)                        1.49%     4.51%     4.33%     5.42%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                                               5/1/98
                     (a)                        40.11%    13.39%     n/a      8.40%
                     (b)                        39.90%    13.22%     n/a      8.24%
                     (c)                        39.76%    13.11%     n/a      8.13%
                     (d)                        39.62%    13.00%     n/a      8.02%
                     (e)                        39.55%    12.94%     n/a      7.97%
                     (f)                        39.41%    12.83%     n/a      7.86%
                     (g)                        39.27%    12.72%     n/a      7.75%
                     (h)                        39.20%    12.66%     n/a      7.70%
                     (i)                        39.06%    12.55%     n/a      7.59%
                     (j)                        38.92%    12.44%     n/a      7.48%
                     (k)                        38.85%    12.38%     n/a      7.43%
                     (l)                        38.72%    12.27%     n/a      7.32%
                     (m)                        38.58%    12.15%     n/a      7.21%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II                                             5/1/98
SHARES
                     (a)                        24.48%    -0.29%     n/a      -0.62%
                     (b)                        24.29%    -0.44%     n/a      -0.77%
                     (c)                        24.17%    -0.54%     n/a      -0.87%
                     (d)                        24.05%    -0.64%     n/a      -0.97%
                     (e)                        23.98%    -0.69%     n/a      -1.02%
                     (f)                        23.86%    -0.79%     n/a      -1.12%
                     (g)                        23.73%    -0.89%     n/a      -1.22%
                     (h)                        23.67%    -0.94%     n/a      -1.27%
                     (i)                        23.55%    -1.04%     n/a      -1.37%
                     (j)                        23.43%    -1.14%     n/a      -1.47%
                     (k)                        23.36%    -1.19%     n/a      -1.52%
                     (l)                        23.24%    -1.29%     n/a      -1.61%
                     (m)                        23.12%    -1.39%     n/a      -1.71%
AIM V.I. BALANCED FUND - SERIES II SHARES                                               5/1/98
                     (a)                        14.44%    -2.18%     n/a       0.01%
                     (b)                        14.26%    -2.33%     n/a      -0.14%
                     (c)                        14.15%    -2.42%     n/a      -0.24%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (d)                        14.04%    -2.52%     n/a      -0.34%
                     (e)                        13.98%    -2.57%     n/a      -0.39%
                     (f)                        13.86%    -2.67%     n/a      -0.49%
                     (g)                        13.75%    -2.77%     n/a      -0.59%
                     (h)                        13.69%    -2.81%     n/a      -0.63%
                     (i)                        13.58%    -2.91%     n/a      -0.73%
                     (j)                        13.47%    -3.01%     n/a      -0.83%
                     (k)                        13.41%    -3.06%     n/a      -0.88%
                     (l)                        13.30%    -3.15%     n/a      -0.98%
                     (m)                        13.18%    -3.25%     n/a      -1.08%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -                                                12/29/99
SERIES II SHARES
                     (a)                        35.27%     n/a       n/a     -16.44%
                     (b)                        35.07%     n/a       n/a     -16.56%
                     (c)                        34.94%     n/a       n/a     -16.64%
                     (d)                        34.80%     n/a       n/a     -16.73%
                     (e)                        34.73%     n/a       n/a     -16.77%
                     (f)                        34.60%     n/a       n/a     -16.85%
                     (g)                        34.46%     n/a       n/a     -16.94%
                     (h)                        34.40%     n/a       n/a     -16.98%
                     (i)                        34.26%     n/a       n/a     -17.06%
                     (j)                        34.13%     n/a       n/a     -17.14%
                     (k)                        34.06%     n/a       n/a     -17.18%
                     (l)                        33.93%     n/a       n/a     -17.27%
                     (m)                        33.79%     n/a       n/a     -17.35%
AIM V.I. PREMIER EQUITY FUND - SERIES II                                                5/5/93
SHARES
                     (a)                        22.98%    -5.15%    6.45%     7.31%
                     (b)                        22.80%    -5.29%    6.29%     7.15%
                     (c)                        22.68%    -5.38%    6.18%     7.04%
                     (d)                        22.56%    -5.48%    6.08%     6.93%
                     (e)                        22.49%    -5.52%    6.02%     6.88%
                     (f)                        22.37%    -5.62%    5.92%     6.77%
                     (g)                        22.25%    -5.71%    5.81%     6.67%
                     (h)                        22.19%    -5.76%    5.76%     6.61%
                     (i)                        22.07%    -5.85%    5.65%     6.51%
                     (j)                        21.94%    -5.95%    5.55%     6.40%
                     (k)                        21.88%    -6.00%    5.49%     6.35%
                     (l)                        21.76%    -6.09%    5.39%     6.24%
                     (m)                        21.64%    -6.18%    5.28%     6.13%
AMERICAN CENTURY VP INCOME & GROWTH FUND -                                             10/30/97
CLASS II SHARES
                     (a)                        27.28%    -1.56%     n/a      3.52%
                     (b)                        27.09%    -1.71%     n/a      3.37%
                     (c)                        26.96%    -1.81%     n/a      3.27%
                     (d)                        26.84%    -1.90%     n/a      3.16%
                     (e)                        26.77%    -1.95%     n/a      3.11%
                     (f)                        26.64%    -2.05%     n/a      3.01%
                     (g)                        26.52%    -2.15%     n/a      2.91%
                     (h)                        26.45%    -2.20%     n/a      2.85%
                     (i)                        26.33%    -2.30%     n/a      2.75%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (j)                        26.20%    -2.39%     n/a      2.65%
                     (k)                        26.14%    -2.44%     n/a      2.60%
                     (l)                        26.01%    -2.54%     n/a      2.49%
                     (m)                        25.89%    -2.64%     n/a      2.39%
AMERICAN CENTURY VP ULTRA FUND - CLASS II                                               5/1/01
SHARES
                     (a)                        22.95%     n/a       n/a      -4.70%
                     (b)                        22.77%     n/a       n/a      -4.84%
                     (c)                        22.64%     n/a       n/a      -4.94%
                     (d)                        22.52%     n/a       n/a      -5.03%
                     (e)                        22.46%     n/a       n/a      -5.08%
                     (f)                        22.34%     n/a       n/a      -5.17%
                     (g)                        22.21%     n/a       n/a      -5.27%
                     (h)                        22.15%     n/a       n/a      -5.32%
                     (i)                        22.03%     n/a       n/a      -5.41%
                     (j)                        21.91%     n/a       n/a      -5.51%
                     (k)                        21.85%     n/a       n/a      -5.55%
                     (l)                        21.73%     n/a       n/a      -5.65%
                     (m)                        21.61%     n/a       n/a      -5.74%
AMERICAN CENTURY VP VALUE FUND - CLASS II                                               5/1/96
SHARES
                     (a)                        26.91%    6.54%      n/a      9.08%
                     (b)                        26.72%    6.38%      n/a      8.92%
                     (c)                        26.59%    6.28%      n/a      8.81%
                     (d)                        26.46%    6.17%      n/a      8.70%
                     (e)                        26.40%    6.12%      n/a      8.65%
                     (f)                        26.27%    6.01%      n/a      8.54%
                     (g)                        26.15%    5.91%      n/a      8.43%
                     (h)                        26.08%    5.85%      n/a      8.37%
                     (i)                        25.96%    5.75%      n/a      8.27%
                     (j)                        25.83%    5.64%      n/a      8.16%
                     (k)                        25.77%    5.59%      n/a      8.10%
                     (l)                        25.64%    5.48%      n/a      8.00%
                     (m)                        25.52%    5.38%      n/a      7.89%
FIDELITY VIP CONTRAFUND(R)PORTFOLIO: SERVICE                                            1/3/95
CLASS 2
                     (a)                        26.30%    1.71%      n/a      12.13%
                     (b)                        26.11%    1.56%      n/a      11.96%
                     (c)                        25.99%    1.46%      n/a      11.85%
                     (d)                        25.86%    1.36%      n/a      11.74%
                     (e)                        25.80%    1.30%      n/a      11.68%
                     (f)                        25.67%    1.20%      n/a      11.57%
                     (g)                        25.55%    1.10%      n/a      11.46%
                     (h)                        25.48%    1.05%      n/a      11.40%
                     (i)                        25.36%    0.95%      n/a      11.29%
                     (j)                        25.23%    0.85%      n/a      11.18%
                     (k)                        25.17%    0.80%      n/a      11.12%
                     (l)                        25.04%    0.70%      n/a      11.01%
                     (m)                        24.92%    0.60%      n/a      10.90%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE                                          10/9/86

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
CLASS 2
                     (a)                        28.11%    1.71%     9.08%     9.39%
                     (b)                        27.91%    1.56%     8.91%     9.23%
                     (c)                        27.79%    1.45%     8.80%     9.12%
                     (d)                        27.66%    1.35%     8.69%     9.01%
                     (e)                        27.60%    1.30%     8.64%     8.96%
                     (f)                        27.47%    1.20%     8.53%     8.85%
                     (g)                        27.34%    1.10%     8.42%     8.74%
                     (h)                        27.28%    1.05%     8.37%     8.69%
                     (i)                        27.15%    0.95%     8.26%     8.58%
                     (j)                        27.02%    0.85%     8.15%     8.47%
                     (k)                        26.96%    0.80%     8.10%     8.41%
                     (l)                        26.83%    0.70%     7.99%     8.31%
                     (m)                        26.70%    0.59%     7.88%     8.20%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS                                          12/28/98
2

                     (a)                        36.21%    17.20%     n/a      17.89%
                     (b)                        36.01%    17.03%     n/a      17.71%
                     (c)                        35.87%    16.91%     n/a      17.59%
                     (d)                        35.73%    16.79%     n/a      17.47%
                     (e)                        35.67%    16.73%     n/a      17.41%
                     (f)                        35.53%    16.62%     n/a      17.30%
                     (g)                        35.39%    16.50%     n/a      17.18%
                     (h)                        35.33%    16.44%     n/a      17.12%
                     (i)                        35.19%    16.33%     n/a      17.00%
                     (j)                        35.06%    16.21%     n/a      16.89%
                     (k)                        34.99%    16.15%     n/a      16.83%
                     (l)                        34.85%    16.04%     n/a      16.71%
                     (m)                        34.72%    15.92%     n/a      16.60%
FRANKLIN SMALL CAP FUND - CLASS 2                                                      11/1/95
                     (a)                        35.22%    5.19%      n/a      8.08%
                     (b)                        35.02%    5.04%      n/a      7.92%
                     (c)                        34.88%    4.93%      n/a      7.81%
                     (d)                        34.75%    4.83%      n/a      7.70%
                     (e)                        34.68%    4.77%      n/a      7.65%
                     (f)                        34.54%    4.67%      n/a      7.54%
                     (g)                        34.41%    4.56%      n/a      7.43%
                     (h)                        34.34%    4.51%      n/a      7.38%
                     (i)                        34.21%    4.41%      n/a      7.27%
                     (j)                        34.07%    4.30%      n/a      7.16%
                     (k)                        34.00%    4.25%      n/a      7.11%
                     (l)                        33.87%    4.15%      n/a      7.00%
                     (m)                        33.74%    4.04%      n/a      6.90%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH                                                 5/1/96
SECURITIES FUND - CLASS 2
                     (a)                        25.07%    2.09%      n/a      7.35%
                     (b)                        24.88%    1.93%      n/a      7.19%
                     (c)                        24.76%    1.83%      n/a      7.08%
                     (d)                        24.63%    1.73%      n/a      6.97%
                     (e)                        24.57%    1.68%      n/a      6.92%
                     (f)                        24.44%    1.58%      n/a      6.81%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (g)                        24.32%    1.48%      n/a      6.70%
                     (h)                        24.26%    1.43%      n/a      6.65%
                     (i)                        24.13%    1.32%      n/a      6.54%
                     (j)                        24.01%    1.22%      n/a      6.44%
                     (k)                        23.95%    1.17%      n/a      6.38%
                     (l)                        23.82%    1.07%      n/a      6.28%
                     (m)                        23.70%    0.97%      n/a      6.17%
MUTUAL SHARES SECURITIES FUND - CLASS 2                                                11/8/96
                     (a)                        23.30%    7.11%      n/a      7.40%
                     (b)                        23.11%    6.95%      n/a      7.24%
                     (c)                        22.99%    6.84%      n/a      7.13%
                     (d)                        22.87%    6.74%      n/a      7.02%
                     (e)                        22.81%    6.68%      n/a      6.97%
                     (f)                        22.68%    6.58%      n/a      6.86%
                     (g)                        22.56%    6.47%      n/a      6.75%
                     (h)                        22.50%    6.42%      n/a      6.70%
                     (i)                        22.38%    6.31%      n/a      6.59%
                     (j)                        22.25%    6.20%      n/a      6.49%
                     (k)                        22.19%    6.15%      n/a      6.43%
                     (l)                        22.07%    6.05%      n/a      6.33%
                     (m)                        21.95%    5.94%      n/a      6.22%
JANUS ASPEN SERIES BALANCED PORTFOLIO -                                                9/13/93
SERVICE SHARES
                     (a)                        12.04%    3.08%     10.05%    10.37%
                     (b)                        11.87%    2.93%     9.89%     10.21%
                     (c)                        11.76%    2.83%     9.78%     10.10%
                     (d)                        11.65%    2.72%     9.67%     9.99%
                     (e)                        11.59%    2.67%     9.61%     9.93%
                     (f)                        11.48%    2.57%     9.51%     9.82%
                     (g)                        11.37%    2.47%     9.40%     9.71%
                     (h)                        11.31%    2.42%     9.34%     9.66%
                     (i)                        11.20%    2.31%     9.23%     9.55%
                     (j)                        11.09%    2.21%     9.12%     9.44%
                     (k)                        11.04%    2.16%     9.07%     9.38%
                     (l)                        10.93%    2.06%     8.96%     9.27%
                     (m)                        10.81%    1.96%     8.85%     9.16%
JANUS ASPEN SERIES CAPITAL APPRECIATION                                                 5/1/97
PORTFOLIO - SERVICE SHARES
                     (a)                        18.46%    -0.30%     n/a      10.32%
                     (b)                        18.28%    -0.45%     n/a      10.15%
                     (c)                        18.16%    -0.55%     n/a      10.04%
                     (d)                        18.04%    -0.65%     n/a      9.93%
                     (e)                        17.98%    -0.70%     n/a      9.88%
                     (f)                        17.87%    -0.80%     n/a      9.77%
                     (g)                        17.75%    -0.90%     n/a      9.66%
                     (h)                        17.69%    -0.95%     n/a      9.60%
                     (i)                        17.57%    -1.05%     n/a      9.49%
                     (j)                        17.45%    -1.14%     n/a      9.39%
                     (k)                        17.39%    -1.19%     n/a      9.33%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (l)                        17.28%    -1.29%     n/a      9.22%
                     (m)                        17.16%    -1.39%     n/a      9.11%
JANUS ASPEN SERIES INTERNATIONAL GROWTH                                                 5/2/94
PORTFOLIO - SERVICE SHARES
                     (a)                        32.55%    1.33%      n/a      8.96%
                     (b)                        32.35%    1.18%      n/a      8.79%
                     (c)                        32.22%    1.08%      n/a      8.69%
                     (d)                        32.08%    0.97%      n/a      8.58%
                     (e)                        32.02%    0.92%      n/a      8.52%
                     (f)                        31.88%    0.82%      n/a      8.41%
                     (g)                        31.75%    0.72%      n/a      8.31%
                     (h)                        31.69%    0.67%      n/a      8.25%
                     (i)                        31.55%    0.57%      n/a      8.14%
                     (j)                        31.42%    0.47%      n/a      8.04%
                     (k)                        31.36%    0.42%      n/a      7.98%
                     (l)                        31.23%    0.32%      n/a      7.87%
                     (m)                        31.09%    0.22%      n/a      7.77%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE                                             5/3/99
SHARES
                     (a)                        20.79%     n/a       n/a      -4.30%
                     (b)                        20.61%     n/a       n/a      -4.44%
                     (c)                        20.49%     n/a       n/a      -4.53%
                     (d)                        20.37%     n/a       n/a      -4.63%
                     (e)                        20.31%     n/a       n/a      -4.68%
                     (f)                        20.19%     n/a       n/a      -4.77%
                     (g)                        20.07%     n/a       n/a      -4.87%
                     (h)                        20.01%     n/a       n/a      -4.92%
                     (i)                        19.89%     n/a       n/a      -5.01%
                     (j)                        19.77%     n/a       n/a      -5.11%
                     (k)                        19.71%     n/a       n/a      -5.15%
                     (l)                        19.59%     n/a       n/a      -5.25%
                     (m)                        19.47%     n/a       n/a      -5.34%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                                              5/1/00
                     (a)                        34.59%     n/a       n/a     -13.57%
                     (b)                        34.39%     n/a       n/a     -13.70%
                     (c)                        34.25%     n/a       n/a     -13.79%
                     (d)                        34.12%     n/a       n/a     -13.87%
                     (e)                        34.05%     n/a       n/a     -13.92%
                     (f)                        33.92%     n/a       n/a     -14.00%
                     (g)                        33.78%     n/a       n/a     -14.09%
                     (h)                        33.72%     n/a       n/a     -14.13%
                     (i)                        33.58%     n/a       n/a     -14.22%
                     (j)                        33.45%     n/a       n/a     -14.30%
                     (k)                        33.38%     n/a       n/a     -14.35%
                     (l)                        33.25%     n/a       n/a     -14.43%
                     (m)                        33.12%     n/a       n/a     -14.52%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                                               5/1/98
                     (a)                        31.46%    6.31%      n/a      5.77%
                     (b)                        31.26%    6.15%      n/a      5.61%
                     (c)                        31.13%    6.05%      n/a      5.50%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (d)                        31.00%    5.94%      n/a      5.40%
                     (e)                        30.94%    5.89%      n/a      5.34%
                     (f)                        30.80%    5.78%      n/a      5.24%
                     (g)                        30.67%    5.68%      n/a      5.13%
                     (h)                        30.61%    5.62%      n/a      5.08%
                     (i)                        30.48%    5.52%      n/a      4.98%
                     (j)                        30.35%    5.41%      n/a      4.87%
                     (k)                        30.28%    5.36%      n/a      4.82%
                     (l)                        30.15%    5.25%      n/a      4.71%
                     (m)                        30.02%    5.15%      n/a      4.61%
MFS VALUE SERIES - SERVICE SHARES                                                       1/2/02
                     (a)                        22.86%     n/a       n/a      2.15%
                     (b)                        22.68%     n/a       n/a      2.00%
                     (c)                        22.56%     n/a       n/a      1.90%
                     (d)                        22.43%     n/a       n/a      1.80%
                     (e)                        22.37%     n/a       n/a      1.74%
                     (f)                        22.25%     n/a       n/a      1.64%
                     (g)                        22.13%     n/a       n/a      1.54%
                     (h)                        22.07%     n/a       n/a      1.49%
                     (i)                        21.94%     n/a       n/a      1.39%
                     (j)                        21.82%     n/a       n/a      1.29%
                     (k)                        21.76%     n/a       n/a      1.24%
                     (l)                        21.64%     n/a       n/a      1.14%
                     (m)                        21.52%     n/a       n/a      1.03%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA -                                             9/18/01
SERVICE SHARES
                     (a)                        28.76%     n/a       n/a      2.74%
                     (b)                        28.56%     n/a       n/a      2.59%
                     (c)                        28.44%     n/a       n/a      2.48%
                     (d)                        28.31%     n/a       n/a      2.38%
                     (e)                        28.24%     n/a       n/a      2.33%
                     (f)                        28.11%     n/a       n/a      2.23%
                     (g)                        27.99%     n/a       n/a      2.12%
                     (h)                        27.92%     n/a       n/a      2.07%
                     (i)                        27.79%     n/a       n/a      1.97%
                     (j)                        27.67%     n/a       n/a      1.87%
                     (k)                        27.60%     n/a       n/a      1.82%
                     (l)                        27.48%     n/a       n/a      1.72%
                     (m)                        27.35%     n/a       n/a      1.61%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE                                              9/18/01
SHARES
                     (a)                        21.96%     n/a       n/a      7.66%
                     (b)                        21.78%     n/a       n/a      7.50%
                     (c)                        21.66%     n/a       n/a      7.39%
                     (d)                        21.54%     n/a       n/a      7.29%
                     (e)                        21.48%     n/a       n/a      7.23%
                     (f)                        21.36%     n/a       n/a      7.13%
                     (g)                        21.23%     n/a       n/a      7.02%
                     (h)                        21.17%     n/a       n/a      6.96%
                     (i)                        21.05%     n/a       n/a      6.86%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (j)                        20.93%     n/a       n/a      6.75%
                     (k)                        20.87%     n/a       n/a      6.70%
                     (l)                        20.75%     n/a       n/a      6.59%
                     (m)                        20.63%     n/a       n/a      6.48%
PANORAMA INTERNATIONAL GROWTH FUND/VA -                                                3/19/01
SERVICE SHARES
                     (a)                        43.38%     n/a       n/a      -2.46%
                     (b)                        43.17%     n/a       n/a      -2.61%
                     (c)                        43.03%     n/a       n/a      -2.71%
                     (d)                        42.88%     n/a       n/a      -2.81%
                     (e)                        42.81%     n/a       n/a      -2.85%
                     (f)                        42.67%     n/a       n/a      -2.95%
                     (g)                        42.52%     n/a       n/a      -3.05%
                     (h)                        42.45%     n/a       n/a      -3.10%
                     (i)                        42.31%     n/a       n/a      -3.19%
                     (j)                        42.17%     n/a       n/a      -3.29%
                     (k)                        42.10%     n/a       n/a      -3.34%
                     (l)                        41.96%     n/a       n/a      -3.44%
                     (m)                        41.81%     n/a       n/a      -3.53%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB                                             2/1/88
SHARES
                     (a)                        25.50%    -0.38%    8.04%     9.69%
                     (b)                        25.31%    -0.52%    7.88%     9.52%
                     (c)                        25.18%    -0.62%    7.77%     9.41%
                     (d)                        25.06%    -0.72%    7.66%     9.30%
                     (e)                        25.00%    -0.77%    7.61%     9.25%
                     (f)                        24.87%    -0.87%    7.50%     9.14%
                     (g)                        24.75%    -0.97%    7.39%     9.03%
                     (h)                        24.68%    -1.02%    7.34%     8.97%
                     (i)                        24.56%    -1.12%    7.23%     8.87%
                     (j)                        24.44%    -1.22%    7.12%     8.76%
                     (k)                        24.37%    -1.27%    7.07%     8.70%
                     (l)                        24.25%    -1.37%    6.96%     8.59%
                     (m)                        24.12%    -1.47%    6.86%     8.49%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS                                             1/2/97
IB SHARES
                     (a)                        26.63%    2.44%      n/a      6.01%
                     (b)                        26.44%    2.28%      n/a      5.85%
                     (c)                        26.31%    2.18%      n/a      5.74%
                     (d)                        26.19%    2.08%      n/a      5.64%
                     (e)                        26.12%    2.03%      n/a      5.58%
                     (f)                        26.00%    1.93%      n/a      5.48%
                     (g)                        25.87%    1.82%      n/a      5.37%
                     (h)                        25.81%    1.77%      n/a      5.32%
                     (i)                        25.68%    1.67%      n/a      5.21%
                     (j)                        25.56%    1.57%      n/a      5.11%
                     (k)                        25.49%    1.52%      n/a      5.06%
                     (l)                        25.37%    1.42%      n/a      4.95%
                     (m)                        25.24%    1.32%      n/a      4.85%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB                                             5/2/94

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
SHARES
                     (a)                        30.48%    -5.73%     n/a      6.42%
                     (b)                        30.28%    -5.88%     n/a      6.26%
                     (c)                        30.15%    -5.97%     n/a      6.16%
                     (d)                        30.02%    -6.06%     n/a      6.05%
                     (e)                        29.96%    -6.11%     n/a      6.00%
                     (f)                        29.83%    -6.20%     n/a      5.89%
                     (g)                        29.70%    -6.30%     n/a      5.79%
                     (h)                        29.63%    -6.35%     n/a      5.73%
                     (i)                        29.50%    -6.44%     n/a      5.63%
                     (j)                        29.37%    -6.53%     n/a      5.52%
                     (k)                        29.31%    -6.58%     n/a      5.47%
                     (l)                        29.18%    -6.67%     n/a      5.36%
                     (m)                        29.05%    -6.77%     n/a      5.26%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                                              1/2/97
                     (a)                        30.52%    5.63%      n/a      6.85%
                     (b)                        30.32%    5.47%      n/a      6.69%
                     (c)                        30.19%    5.36%      n/a      6.59%
                     (d)                        30.06%    5.26%      n/a      6.48%
                     (e)                        30.00%    5.21%      n/a      6.43%
                     (f)                        29.87%    5.10%      n/a      6.32%
                     (g)                        29.74%    5.00%      n/a      6.22%
                     (h)                        29.67%    4.94%      n/a      6.16%
                     (i)                        29.54%    4.84%      n/a      6.06%
                     (j)                        29.41%    4.73%      n/a      5.95%
                     (k)                        29.35%    4.68%      n/a      5.90%
                     (l)                        29.22%    4.58%      n/a      5.79%
                     (m)                        29.09%    4.47%      n/a      5.69%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                                                2/1/88
                     (a)                        23.06%    -2.72%    7.32%     10.21%
                     (b)                        22.88%    -2.86%    7.16%     10.05%
                     (c)                        22.76%    -2.96%    7.05%     9.94%
                     (d)                        22.63%    -3.06%    6.95%     9.83%
                     (e)                        22.57%    -3.11%    6.89%     9.77%
                     (f)                        22.45%    -3.20%    6.79%     9.66%
                     (g)                        22.33%    -3.30%    6.68%     9.55%
                     (h)                        22.26%    -3.35%    6.62%     9.50%
                     (i)                        22.14%    -3.45%    6.52%     9.39%
                     (j)                        22.02%    -3.54%    6.41%     9.28%
                     (k)                        21.96%    -3.59%    6.36%     9.23%
                     (l)                        21.84%    -3.69%    6.25%     9.12%
                     (m)                        21.72%    -3.78%    6.15%     9.01%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND                                            3/4/96
- CLASS 2
                     (a)                        50.73%    6.30%      n/a      -4.73%
                     (b)                        50.51%    6.14%      n/a      -4.87%
                     (c)                        50.36%    6.03%      n/a      -4.97%
                     (d)                        50.21%    5.92%      n/a      -5.06%
                     (e)                        50.13%    5.87%      n/a      -5.11%
                     (f)                        49.98%    5.77%      n/a      -5.20%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (g)                        49.83%    5.66%      n/a      -5.30%
                     (h)                        49.75%    5.61%      n/a      -5.34%
                     (i)                        49.60%    5.50%      n/a      -5.44%
                     (j)                        49.45%    5.40%      n/a      -5.53%
                     (k)                        49.38%    5.34%      n/a      -5.58%
                     (l)                        49.23%    5.24%      n/a      -5.68%
                     (m)                        49.08%    5.13%      n/a      -5.77%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK                                              9/18/00
PORTFOLIO, CLASS II SHARES
                     (a)                        28.84%     n/a       n/a      4.10%
                     (b)                        28.64%     n/a       n/a      3.95%
                     (c)                        28.51%     n/a       n/a      3.84%
                     (d)                        28.39%     n/a       n/a      3.74%
                     (e)                        28.32%     n/a       n/a      3.69%
                     (f)                        28.19%     n/a       n/a      3.59%
                     (g)                        28.07%     n/a       n/a      3.48%
                     (h)                        28.00%     n/a       n/a      3.43%
                     (i)                        27.87%     n/a       n/a      3.33%
                     (j)                        27.74%     n/a       n/a      3.22%
                     (k)                        27.68%     n/a       n/a      3.17%
                     (l)                        27.55%     n/a       n/a      3.07%
                     (m)                        27.43%     n/a       n/a      2.97%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING                                              9/18/00
GROWTH PORTFOLIO, CLASS II SHARES
                     (a)                        25.16%     n/a       n/a     -22.56%
                     (b)                        24.97%     n/a       n/a     -22.68%
                     (c)                        24.84%     n/a       n/a     -22.76%
                     (d)                        24.72%     n/a       n/a     -22.83%
                     (e)                        24.66%     n/a       n/a     -22.87%
                     (f)                        24.53%     n/a       n/a     -22.95%
                     (g)                        24.41%     n/a       n/a     -23.03%
                     (h)                        24.35%     n/a       n/a     -23.07%
                     (i)                        24.22%     n/a       n/a     -23.14%
                     (j)                        24.10%     n/a       n/a     -23.22%
                     (k)                        24.03%     n/a       n/a     -23.26%
                     (l)                        23.91%     n/a       n/a     -23.33%
                     (m)                        23.79%     n/a       n/a     -23.41%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND                                            9/18/00
INCOME PORTFOLIO - CLASS II SHARES
                     (a)                        25.79%     n/a       n/a       0.68%
                     (b)                        25.60%     n/a       n/a       0.53%
                     (c)                        25.48%     n/a       n/a       0.42%
                     (d)                        25.35%     n/a       n/a       0.32%
                     (e)                        25.29%     n/a       n/a       0.27%
                     (f)                        25.16%     n/a       n/a       0.17%
                     (g)                        25.04%     n/a       n/a       0.07%
                     (h)                        24.97%     n/a       n/a       0.02%
                     (i)                        24.85%     n/a       n/a      -0.08%
                     (j)                        24.73%     n/a       n/a      -0.18%
                     (k)                        24.66%     n/a       n/a      -0.23%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (l)                        24.54%     n/a       n/a      -0.33%
                     (m)                        24.41%     n/a       n/a      -0.43%
W&R TARGET FUNDS, INC. - ASSET STRATEGY                                                 5/1/95
PORTFOLIO
                     (a)                        10.78%    8.93%      n/a      8.65%
                     (b)                        10.61%    8.77%      n/a      8.49%
                     (c)                        10.50%    8.66%      n/a      8.38%
                     (d)                        10.39%    8.55%      n/a      8.27%
                     (e)                        10.33%    8.49%      n/a      8.22%
                     (f)                        10.22%    8.39%      n/a      8.11%
                     (g)                        10.11%    8.28%      n/a      8.00%
                     (h)                        10.06%    8.22%      n/a      7.95%
                     (i)                         9.95%    8.12%      n/a      7.84%
                     (j)                         9.84%    8.01%      n/a      7.73%
                     (k)                         9.78%    7.95%      n/a      7.68%
                     (l)                         9.67%    7.85%      n/a      7.57%
                     (m)                         9.56%    7.74%      n/a      7.46%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                                            12/3/85
                     (a)                        18.71%   -1.16%     6.61%     8.17%
                     (b)                        18.53%   -1.31%    6.45%     8.01%
                     (c)                        18.41%   -1.41%     6.34%     7.90%
                     (d)                        18.30%   -1.50%     6.23%     7.79%
                     (e)                        18.24%   -1.55%     6.18%     7.74%
                     (f)                        18.12%   -1.65%     6.08%     7.63%
                     (g)                        18.00%   -1.75%     5.97%     7.53%
                     (h)                        17.94%   -1.80%     5.92%     7.47%
                     (i)                        17.82%   -1.90%     5.81%     7.36%
                     (j)                        17.71%   -2.00%     5.70%     7.26%
                     (k)                        17.65%   -2.04%     5.65%     7.20%
                     (l)                        17.53%   -2.14%     5.55%     7.10%
                     (m)                        17.41%   -2.24%     5.44%     6.99%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO                                         10/15/97
                     (a)                        20.00%    -4.77%     n/a      -1.09%
                     (b)                        19.82%    -4.91%     n/a      -1.23%
                     (c)                        19.70%    -5.00%     n/a      -1.33%
                     (d)                        19.58%    -5.10%     n/a      -1.43%
                     (e)                        19.53%    -5.15%     n/a      -1.48%
                     (f)                        19.41%    -5.24%     n/a      -1.58%
                     (g)                        19.29%    -5.34%     n/a      -1.68%
                     (h)                        19.23%    -5.38%     n/a      -1.73%
                     (i)                        19.11%    -5.48%     n/a      -1.82%
                     (j)                        18.99%    -5.57%     n/a      -1.92%
                     (k)                        18.93%    -5.62%     n/a      -1.97%
                     (l)                        18.81%    -5.71%     n/a      -2.07%
                     (m)                        18.69%    -5.81%     n/a      -2.17%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                                              12/3/85
                     (a)                        23.47%    -8.53%    4.59%     6.61%
                     (b)                        23.29%    -8.66%    4.44%     6.45%
                     (c)                        23.16%    -8.76%    4.33%     6.34%
                     (d)                        23.04%    -8.85%    4.23%     6.24%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (e)                        22.98%    -8.89%    4.18%     6.18%
                     (f)                        22.86%    -8.98%    4.07%     6.08%
                     (g)                        22.74%    -9.07%    3.97%     5.97%
                     (h)                        22.68%    -9.12%    3.92%     5.92%
                     (i)                        22.55%    -9.21%    3.81%     5.81%
                     (j)                        22.43%    -9.30%    3.71%     5.71%
                     (k)                        22.37%    -9.35%    3.66%     5.65%
                     (l)                        22.25%    -9.44%    3.55%     5.55%
                     (m)                        22.13%    -9.53%    3.45%     5.44%
W&R TARGET FUNDS, INC. - INTERNATIONAL                                                  5/3/94
PORTFOLIO
                     (a)                        24.12%    -0.27%     n/a      6.76%
                     (b)                        23.93%    -0.42%     n/a      6.60%
                     (c)                        23.81%    -0.52%     n/a      6.50%
                     (d)                        23.68%    -0.62%     n/a      6.39%
                     (e)                        23.62%    -0.67%     n/a      6.34%
                     (f)                        23.50%    -0.76%     n/a      6.23%
                     (g)                        23.37%    -0.86%     n/a      6.13%
                     (h)                        23.31%    -0.91%     n/a      6.07%
                     (i)                        23.19%    -1.01%     n/a      5.97%
                     (j)                        23.06%    -1.11%     n/a      5.86%
                     (k)                        23.00%    -1.16%     n/a      5.81%
                     (l)                        22.88%    -1.26%     n/a      5.70%
                     (m)                        22.76%    -1.36%     n/a      5.60%
W&R TARGET FUNDS, INC. - INTERNATIONAL II                                               5/1/92
PORTFOLIO
                     (a)                        44.68%    4.01%     6.27%     7.82%
                     (b)                        44.46%    3.85%     6.11%     7.66%
                     (c)                        44.32%    3.75%     6.01%     7.55%
                     (d)                        44.18%    3.64%     5.90%     7.44%
                     (e)                        44.10%    3.59%     5.85%     7.39%
                     (f)                        43.96%    3.49%     5.74%     7.28%
                     (g)                        43.81%    3.38%     5.64%     7.18%
                     (h)                        43.74%    3.33%     5.59%     7.12%
                     (i)                        43.60%    3.23%     5.48%     7.01%
                     (j)                        43.45%    3.13%     5.37%     6.91%
                     (k)                        43.38%    3.07%     5.32%     6.85%
                     (l)                        43.24%    2.97%     5.22%     6.75%
                     (m)                        43.10%    2.87%     5.11%     6.64%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH                                              10/1/97
PORTFOLIO
                     (a)                        52.13%    7.05%      n/a      5.03%
                     (b)                        51.90%    6.89%      n/a      4.87%
                     (c)                        51.75%    6.79%      n/a      4.76%
                     (d)                        51.60%    6.68%      n/a      4.66%
                     (e)                        51.52%    6.63%      n/a      4.61%
                     (f)                        51.37%    6.52%      n/a      4.50%
                     (g)                        51.22%    6.41%      n/a      4.40%
                     (h)                        51.14%    6.36%      n/a      4.35%
                     (i)                        50.99%    6.25%      n/a      4.24%
                     (j)                        50.84%    6.15%      n/a      4.14%

                                                           Five      Ten       From
                                                 Year     Years     Years   Inception    Date
                                                Ended     Ended     Ended       to        of
                                               12/31/03  12/31/03  12/31/03  12/31/03 Inception
                                               --------  --------  --------  -------- ---------
                     (k)                        50.76%    6.09%      n/a      4.09%
                     (l)                        50.61%    5.99%      n/a      3.98%
                     (m)                        50.46%    5.88%      n/a      3.88%
W&R TARGET FUNDS, INC. - SCIENCE AND                                                    4/4/97
TECHNOLOGY PORTFOLIO
                     (a)                        29.64%    13.18%     n/a     18.48%
                     (b)                        29.45%    13.02%     n/a     18.30%
                     (c)                        29.32%    12.90%     n/a     18.18%
                     (d)                        29.19%    12.79%     n/a     18.06%
                     (e)                        29.12%    12.73%     n/a     18.00%
                     (f)                        28.99%    12.62%     n/a     17.89%
                     (g)                        28.86%    12.51%     n/a     17.77%
                     (h)                        28.80%    12.45%     n/a     17.71%
                     (i)                        28.67%    12.34%     n/a     17.59%
                     (j)                        28.54%    12.23%     n/a     17.47%
                     (k)                        28.48%    12.17%     n/a     17.42%
                     (l)                        28.35%    12.06%     n/a     17.30%
                     (m)                        28.22%    11.95%     n/a     17.18%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH                                               5/3/93
PORTFOLIO
                     (a)                        47.05%     1.78%    5.77%     6.97%
                     (b)                        46.83%     1.63%    5.61%     6.81%
                     (c)                        46.68%     1.52%    5.50%     6.70%
                     (d)                        46.54%     1.42%    5.40%     6.60%
                     (e)                        46.46%     1.37%    5.35%     6.54%
                     (f)                        46.32%     1.27%    5.24%     6.44%
                     (g)                        46.17%     1.17%    5.14%     6.33%
                     (h)                        46.10%     1.12%    5.08%     6.28%
                     (i)                        45.95%     1.02%    4.98%     6.17%
                     (j)                        45.81%     0.92%    4.87%     6.07%
                     (k)                        45.73%     0.87%    4.82%     6.01%
                     (l)                        45.59%     0.77%    4.72%     5.91%
                     (m)                        45.44%     0.67%    4.61%     5.80%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE                                                10/1/97
PORTFOLIO
                     (a)                        47.27%     9.74%      n/a     6.59%
                     (b)                        47.05%    9.58%      n/a      6.43%
                     (c)                        46.90%    9.47%      n/a      6.32%
                     (d)                        46.76%    9.36%      n/a      6.22%
                     (e)                        46.68%    9.30%      n/a      6.16%
                     (f)                        46.54%    9.19%      n/a      6.06%
                     (g)                        46.39%    9.08%      n/a      5.95%
                     (h)                        46.32%    9.03%      n/a      5.90%
                     (i)                        46.17%    8.92%      n/a      5.79%
                     (j)                        46.02%    8.81%      n/a      5.69%
                     (k)                        45.95%    8.76%      n/a      5.63%
                     (l)                        45.80%    8.65%      n/a      5.53%
                     (m)                        45.66%    8.54%      n/a      5.42%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                                                5/2/94
                     (a)                        25.15%    -1.55%     n/a      7.70%
                     (b)                        24.96%    -1.69%     n/a      7.54%
                     (c)                        24.84%    -1.79%     n/a      7.43%
                     (d)                        24.72%    -1.89%     n/a      7.32%
                     (e)                        24.65%    -1.94%     n/a      7.27%
                     (f)                        24.53%    -2.04%     n/a      7.16%
                     (g)                        24.40%    -2.14%     n/a      7.05%
                     (h)                        24.34%    -2.18%     n/a      7.00%
                     (i)                        24.22%    -2.28%     n/a      6.89%
                     (j)                        24.09%    -2.38%     n/a      6.79%
                     (k)                        24.03%    -2.43%     n/a      6.73%
                     (l)                        23.91%    -2.53%     n/a      6.63%
                     (m)                        23.78%    -2.62%     n/a      6.52%

                             CUMULATIVE TOTAL RETURN
                                     B CLASS

The rates of return are shown for each of the possible contract and optional death benefit combinations:

(a) 1.20% (base contract)

(b) 1.35% (contract with highest anniversary value rider)

(c) 1.45% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.55% (contract with premier death benefit rider)

(e) 1.60% (contract with EEB and highest anniversary value rider)

(f) 1.70% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 1.80% (contract with EEB and premier death benefit rider)

(h) 1.85% (contract with GIPB and highest anniversary value rider)

(i) 1.95% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.05% (contract with GIPB and premier death benefit rider)

(k) 2.10% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.20% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.30% (contract with EEB and GIPB and premier death benefit rider)

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
ADVANTUS BOND PORTFOLIO                                     12/3/85
                     (a)                        211.22%
                     (b)                        202.88%
                     (c)                        197.45%
                     (d)                        192.11%
                     (e)                        189.50%
                     (f)                        184.29%
                     (g)                        179.19%
                     (h)                        176.68%
                     (i)                        171.74%
                     (j)                        166.87%
                     (k)                        164.47%
                     (l)                        159.72%
                     (m)                        155.07%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                        10/1/97
                     (a)                         64.44%
                     (b)                         62.90%
                     (c)                         61.89%
                     (d)                         60.87%
                     (e)                         60.38%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (f)                         59.38%
                     (g)                         58.38%
                     (h)                         57.89%
                     (i)                         56.91%
                     (j)                         55.93%
                     (k)                         55.44%
                     (l)                         54.47%
                     (m)                         53.51%
ADVANTUS INDEX 500 PORTFOLIO                                 5/1/87
                     (a)                        327.65%
                     (b)                        317.07%
                     (c)                        310.16%
                     (d)                        303.37%
                     (e)                        300.06%
                     (f)                        293.41%
                     (g)                        286.90%
                     (h)                        283.68%
                     (i)                        277.37%
                     (j)                        271.12%
                     (k)                        268.04%
                     (l)                        261.95%
                     (m)                        255.96%
ADVANTUS MONEY MARKET PORTFOLIO                             12/3/85
                     (a)                         84.60%
                     (b)                         79.65%
                     (c)                         76.42%
                     (d)                         73.26%
                     (e)                         71.71%
                     (f)                         68.62%
                     (g)                         65.60%
                     (h)                         64.10%
                     (i)                         61.17%
                     (j)                         58.29%
                     (k)                         56.86%
                     (l)                         54.05%
                     (m)                         51.29%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                       5/1/87
                     (a)                        202.19%
                     (b)                        194.71%
                     (c)                        189.83%
                     (d)                        185.03%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (e)                        182.69%
                     (f)                        178.00%
                     (g)                        173.39%
                     (h)                        171.12%
                     (i)                        166.66%
                     (j)                        162.24%
                     (k)                        160.07%
                     (l)                        155.76%
                     (m)                        151.53%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                    5/1/98
                     (a)                         60.24%
                     (b)                         58.88%
                     (c)                         57.98%
                     (d)                         57.09%
                     (e)                         56.65%
                     (f)                         55.76%
                     (g)                         54.88%
                     (h)                         54.44%
                     (i)                         53.57%
                     (j)                         52.70%
                     (k)                         52.27%
                     (l)                         51.41%
                     (m)                         50.55%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II                  5/1/02
SHARES
                     (a)                         -4.50%
                     (b)                         -4.74%
                     (c)                         -4.90%
                     (d)                         -5.06%
                     (e)                         -5.14%
                     (f)                         -5.29%
                     (g)                         -5.45%
                     (h)                         -5.53%
                     (i)                         -5.69%
                     (j)                         -5.85%
                     (k)                         -5.92%
                     (l)                         -6.08%
                     (m)                         -6.24%
AIM V.I. BALANCED FUND - SERIES II SHARES                    5/1/02
                     (a)                         -1.06%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                         -1.31%
                     (c)                         -1.48%
                     (d)                         -1.64%
                     (e)                         -1.72%
                     (f)                         -1.89%
                     (g)                         -2.05%
                     (h)                         -2.13%
                     (i)                         -2.30%
                     (j)                         -2.46%
                     (k)                         -2.54%
                     (l)                         -2.70%
                     (m)                         -2.86%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -                      5/1/02
SERIES II SHARES
                     (a)                          0.07%
                     (b)                         -0.18%
                     (c)                         -0.35%
                     (d)                         -0.52%
                     (e)                         -0.60%
                     (f)                         -0.76%
                     (g)                         -0.93%
                     (h)                         -1.01%
                     (i)                         -1.18%
                     (j)                         -1.34%
                     (k)                         -1.42%
                     (l)                         -1.59%
                     (m)                         -1.75%
AIM V.I. PREMIER EQUITY FUND - SERIES II                     5/1/02
SHARES
                     (a)                         -4.98%
                     (b)                         -5.22%
                     (c)                         -5.38%
                     (d)                         -5.54%
                     (e)                         -5.62%
                     (f)                         -5.77%
                     (g)                         -5.93%
                     (h)                         -6.01%
                     (i)                         -6.17%
                     (j)                         -6.32%
                     (k)                         -6.40%
                     (l)                         -6.56%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (m)                         -6.71%
AMERICAN CENTURY VP INCOME & Growth Fund -                   5/1/02
Class II Shares
                     (a)                         4.77%
                     (b)                         4.51%
                     (c)                         4.33%
                     (d)                         4.16%
                     (e)                         4.07%
                     (f)                         3.90%
                     (g)                         3.73%
                     (h)                         3.64%
                     (i)                         3.47%
                     (j)                         3.29%
                     (k)                         3.21%
                     (l)                         3.04%
                     (m)                         2.86%
AMERICAN CENTURY VP ULTRA FUND - CLASS II                    5/1/02
SHARES
                     (a)                         -1.97%
                     (b)                         -2.22%
                     (c)                         -2.38%
                     (d)                         -2.55%
                     (e)                         -2.62%
                     (f)                         -2.79%
                     (g)                         -2.95%
                     (h)                         -3.03%
                     (i)                         -3.19%
                     (j)                         -3.35%
                     (k)                         -3.43%
                     (l)                         -3.59%
                     (m)                         -3.75%
AMERICAN CENTURY VP VALUE FUND - CLASS II                    5/1/02
SHARES
                     (a)                         9.82%
                     (b)                         9.54%
                     (c)                         9.35%
                     (d)                         9.17%
                     (e)                         9.09%
                     (f)                         8.90%
                     (g)                         8.72%
                     (h)                         8.63%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (i)                         8.45%
                     (j)                         8.27%
                     (k)                         8.18%
                     (l)                         8.00%
                     (m)                         7.82%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE               2/1/00
CLASS 2
                     (a)                         -7.85%
                     (b)                         -8.39%
                     (c)                         -8.75%
                     (d)                         -9.11%
                     (e)                         -9.28%
                     (f)                         -9.64%
                     (g)                         -9.99%
                     (h)                        -10.17%
                     (i)                        -10.52%
                     (j)                        -10.87%
                     (k)                        -11.04%
                     (l)                        -11.39%
                     (m)                        -11.74%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE                2/1/00
CLASS 2
                     (a)                         9.99%
                     (b)                         9.34%
                     (c)                         8.91%
                     (d)                         8.48%
                     (e)                         8.28%
                     (f)                         7.85%
                     (g)                         7.43%
                     (h)                         7.22%
                     (i)                         6.80%
                     (j)                         6.39%
                     (k)                         6.18%
                     (l)                         5.76%
                     (m)                         5.35%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS                2/1/00
2
                     (a)                         46.47%
                     (b)                         45.61%
                     (c)                         45.04%
                     (d)                         44.47%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (e)                         44.20%
                     (f)                         43.63%
                     (g)                         43.07%
                     (h)                         42.79%
                     (i)                         42.24%
                     (j)                         41.68%
                     (k)                         41.40%
                     (l)                         40.85%
                     (m)                         40.30%
FRANKLIN SMALL CAP FUND - CLASS 2                            8/1/00
                     (a)                        -31.73%
                     (b)                        -32.08%
                     (c)                        -32.31%
                     (d)                        -32.54%
                     (e)                        -32.66%
                     (f)                        -32.88%
                     (g)                        -33.11%
                     (h)                        -33.23%
                     (i)                        -33.46%
                     (j)                        -33.68%
                     (k)                        -33.80%
                     (l)                        -34.02%
                     (m)                        -34.25%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH                      5/1/02
SECURITIES FUND - CLASS 2
                     (a)                          2.85%
                     (b)                          2.59%
                     (c)                          2.42%
                     (d)                          2.25%
                     (e)                          2.16%
                     (f)                          1.99%
                     (g)                          1.82%
                     (h)                          1.74%
                     (i)                          1.57%
                     (j)                          1.40%
                     (k)                          1.31%
                     (l)                          1.15%
                     (m)                          0.98%
MUTUAL SHARES SECURITIES FUND - CLASS 2                      5/1/02
                     (a)                          4.53%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                         4.26%
                     (c)                         4.09%
                     (d)                         3.91%
                     (e)                         3.83%
                     (f)                         3.66%
                     (g)                         3.48%
                     (h)                         3.40%
                     (i)                         3.22%
                     (j)                         3.05%
                     (k)                         2.97%
                     (l)                         2.80%
                     (m)                         2.62%
JANUS ASPEN SERIES BALANCED PORTFOLIO -                      5/1/02
SERVICE SHARES
                     (a)                         3.69%
                     (b)                         3.43%
                     (c)                         3.25%
                     (d)                         3.08%
                     (e)                         3.00%
                     (f)                         2.83%
                     (g)                         2.65%
                     (h)                         2.57%
                     (i)                         2.40%
                     (j)                         2.23%
                     (k)                         2.14%
                     (l)                         1.97%
                     (m)                         1.80%
JANUS ASPEN SERIES CAPITAL APPRECIATION                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -37.63%
                     (b)                        -38.00%
                     (c)                        -38.24%
                     (d)                        -38.49%
                     (e)                        -38.60%
                     (f)                        -38.84%
                     (g)                        -39.08%
                     (h)                        -39.20%
                     (i)                        -39.44%
                     (j)                        -39.68%
                     (k)                        -39.79%
                     (l)                        -40.03%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (m)                        -40.26%
JANUS ASPEN SERIES INTERNATIONAL GROWTH                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -39.11%
                     (b)                        -39.47%
                     (c)                        -39.71%
                     (d)                        -39.95%
                     (e)                        -40.06%
                     (f)                        -40.29%
                     (g)                        -40.53%
                     (h)                        -40.64%
                     (i)                        -40.88%
                     (j)                        -41.11%
                     (k)                        -41.22%
                     (l)                        -41.45%
                     (m)                        -41.68%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE
SHARES                                                       5/1/02
                     (a)                         -5.05%
                     (b)                         -5.29%
                     (c)                         -5.45%
                     (d)                         -5.61%
                     (e)                         -5.68%
                     (f)                         -5.84%
                     (g)                         -5.99%
                     (h)                         -6.07%
                     (i)                         -6.23%
                     (j)                         -6.39%
                     (k)                         -6.46%
                     (l)                         -6.62%
                     (m)                         -6.78%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                   5/1/02
                     (a)                         -4.09%
                     (b)                         -4.33%
                     (c)                         -4.50%
                     (d)                         -4.66%
                     (e)                         -4.73%
                     (f)                         -4.89%
                     (g)                         -5.05%
                     (h)                         -5.13%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (i)                         -5.29%
                     (j)                         -5.44%
                     (k)                         -5.52%
                     (l)                         -5.68%
                     (m)                         -5.84%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                    5/1/02
                     (a)                         -1.41%
                     (b)                         -1.66%
                     (c)                         -1.83%
                     (d)                         -1.99%
                     (e)                         -2.07%
                     (f)                         -2.23%
                     (g)                         -2.39%
                     (h)                         -2.48%
                     (i)                         -2.64%
                     (j)                         -2.80%
                     (k)                         -2.88%
                     (l)                         -3.05%
                     (m)                         -3.21%
MFS VALUE SERIES - SERVICE SHARES                            5/1/02
                     (a)                         2.62%
                     (b)                         2.36%
                     (c)                         2.19%
                     (d)                         2.02%
                     (e)                         1.94%
                     (f)                         1.77%
                     (g)                         1.60%
                     (h)                         1.51%
                     (i)                         1.35%
                     (j)                         1.18%
                     (k)                         1.09%
                     (l)                         0.92%
                     (m)                         0.75%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA -                   5/1/02
SERVICE SHARES
                     (a)                         1.46%
                     (b)                         1.21%
                     (c)                         1.04%
                     (d)                         0.87%
                     (e)                         0.79%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (f)                          0.62%
                     (g)                          0.45%
                     (h)                          0.37%
                     (i)                          0.20%
                     (j)                          0.03%
                     (k)                         -0.05%
                     (l)                         -0.22%
                     (m)                         -0.38%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE                    5/1/02
SHARES
                     (a)                         15.85%
                     (b)                         15.55%
                     (c)                         15.36%
                     (d)                         15.17%
                     (e)                         15.07%
                     (f)                         14.88%
                     (g)                         14.69%
                     (h)                         14.60%
                     (i)                         14.40%
                     (j)                         14.21%
                     (k)                         14.12%
                     (l)                         13.93%
                     (m)                         13.74%
PANORAMA INTERNATIONAL GROWTH FUND/VA -                      5/1/02
SERVICE SHARES
                     (a)                          1.28%
                     (b)                          1.03%
                     (c)                          0.86%
                     (d)                          0.69%
                     (e)                          0.61%
                     (f)                          0.44%
                     (g)                          0.27%
                     (h)                          0.19%
                     (i)                          0.02%
                     (j)                         -0.14%
                     (k)                         -0.23%
                     (l)                         -0.39%
                     (m)                         -0.56%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB                  5/1/02
SHARES
                     (a)                          2.63%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                         2.37%
                     (c)                         2.20%
                     (d)                         2.03%
                     (e)                         1.95%
                     (f)                         1.78%
                     (g)                         1.61%
                     (h)                         1.53%
                     (i)                         1.36%
                     (j)                         1.19%
                     (k)                         1.10%
                     (l)                         0.93%
                     (m)                         0.76%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS                  5/1/02
IB SHARES
                     (a)                         2.87%
                     (b)                         2.61%
                     (c)                         2.44%
                     (d)                         2.27%
                     (e)                         2.19%
                     (f)                         2.02%
                     (g)                         1.85%
                     (h)                         1.76%
                     (i)                         1.59%
                     (j)                         1.42%
                     (k)                         1.34%
                     (l)                         1.17%
                     (m)                         1.00%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB                  5/1/02
SHARES
                     (a)                         -0.42%
                     (b)                         -0.67%
                     (c)                         -0.84%
                     (d)                         -1.00%
                     (e)                         -1.08%
                     (f)                         -1.25%
                     (g)                         -1.41%
                     (h)                         -1.49%
                     (i)                         -1.66%
                     (j)                         -1.82%
                     (k)                         -1.90%
                     (l)                         -2.07%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (m)                         -2.23%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                   5/1/02
                     (a)                         9.10%
                     (b)                         8.82%
                     (c)                         8.64%
                     (d)                         8.46%
                     (e)                         8.37%
                     (f)                         8.19%
                     (g)                         8.01%
                     (h)                         7.92%
                     (i)                         7.74%
                     (j)                         7.56%
                     (k)                         7.47%
                     (l)                         7.29%
                     (m)                         7.11%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                     5/1/02
                     (a)                         -3.54%
                     (b)                         -3.78%
                     (c)                         -3.95%
                     (d)                         -4.11%
                     (e)                         -4.18%
                     (f)                         -4.34%
                     (g)                         -4.50%
                     (h)                         -4.58%
                     (i)                         -4.74%
                     (j)                         -4.90%
                     (k)                         -4.98%
                     (l)                         -5.14%
                     (m)                         -5.30%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND                10/1/97
- CLASS 2
                     (a)                        -25.41%
                     (b)                        -26.11%
                     (c)                        -26.57%
                     (d)                        -27.03%
                     (e)                        -27.26%
                     (f)                        -27.71%
                     (g)                        -28.16%
                     (h)                        -28.38%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (i)                        -28.83%
                     (j)                        -29.27%
                     (k)                        -29.49%
                     (l)                        -29.93%
                     (m)                        -30.37%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK                   1/13/03
PORTFOLIO, CLASS II SHARES
                     (a)                         22.65%
                     (b)                         22.47%
                     (c)                         22.35%
                     (d)                         22.23%
                     (e)                         22.18%
                     (f)                         22.06%
                     (g)                         21.94%
                     (h)                         21.89%
                     (i)                         21.77%
                     (j)                         21.65%
                     (k)                         21.59%
                     (l)                         21.47%
                     (m)                         21.36%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING                   1/13/03
GROWTH PORTFOLIO, CLASS II SHARES
                     (a)                         19.38%
                     (b)                         19.21%
                     (c)                         19.09%
                     (d)                         18.97%
                     (e)                         18.92%
                     (f)                         18.81%
                     (g)                         18.69%
                     (h)                         18.64%
                     (i)                         18.52%
                     (j)                         18.41%
                     (k)                         18.35%
                     (l)                         18.24%
                     (m)                         18.12%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND                 1/13/03
INCOME PORTFOLIO - CLASS II SHARES
                     (a)                         21.35%
                     (b)                         21.17%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (c)                         21.05%
                     (d)                         20.94%
                     (e)                         20.88%
                     (f)                         20.77%
                     (g)                         20.65%
                     (h)                         20.59%
                     (i)                         20.48%
                     (j)                         20.36%
                     (k)                         20.30%
                     (l)                         20.18%
                     (m)                         20.07%
W&R TARGET FUNDS, INC. - ASSET STRATEGY                     9/22/03
PORTFOLIO
                     (a)                          5.75%
                     (b)                          5.71%
                     (c)                          5.68%
                     (d)                          5.65%
                     (e)                          5.64%
                     (f)                          5.61%
                     (g)                          5.58%
                     (h)                          5.56%
                     (i)                          5.54%
                     (j)                          5.51%
                     (k)                          5.49%
                     (l)                          5.46%
                     (m)                          5.43%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                 12/3/85
                     (a)                        333.22%
                     (b)                        321.62%
                     (c)                        314.06%
                     (d)                        306.63%
                     (e)                        302.99%
                     (f)                        295.74%
                     (g)                        288.64%
                     (h)                        285.14%
                     (i)                        278.26%
                     (j)                        271.48%
                     (k)                        268.13%
                     (l)                        261.53%
                     (m)                        255.05%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO              10/15/97
                     (a)                         -5.09%
                     (b)                         -5.98%
                     (c)                         -6.56%
                     (d)                         -7.14%
                     (e)                         -7.42%
                     (f)                         -8.00%
                     (g)                         -8.57%
                     (h)                         -8.85%
                     (i)                         -9.42%
                     (j)                         -9.98%
                     (k)                        -10.26%
                     (l)                        -10.81%
                     (m)                        -11.37%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                   12/3/85
                     (a)                        232.91%
                     (b)                        223.99%
                     (c)                        218.18%
                     (d)                        212.47%
                     (e)                        209.68%
                     (f)                        204.09%
                     (g)                        198.63%
                     (h)                        195.94%
                     (i)                        190.68%
                     (j)                        185.47%
                     (k)                        182.89%
                     (l)                        177.82%
                     (m)                        172.83%
W&R TARGET FUNDS, INC. - INTERNATIONAL                      9/22/03
PORTFOLIO
                     (a)                         12.77%
                     (b)                         12.72%
                     (c)                         12.69%
                     (d)                         12.66%
                     (e)                         12.65%
                     (f)                         12.62%
                     (g)                         12.59%
                     (h)                         12.57%
                     (i)                         12.54%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (j)                         12.51%
                     (k)                         12.49%
                     (l)                         12.46%
                     (m)                         12.43%
W&R TARGET FUNDS, INC. - INTERNATIONAL II                    5/1/92
PORTFOLIO
                     (a)                        148.00%
                     (b)                        143.69%
                     (c)                        140.86%
                     (d)                        138.06%
                     (e)                        136.69%
                     (f)                        133.93%
                     (g)                        131.22%
                     (h)                        129.87%
                     (i)                        127.21%
                     (j)                        124.57%
                     (k)                        123.26%
                     (l)                        120.66%
                     (m)                        118.10%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH                   10/1/97
PORTFOLIO
                     (a)                         38.03%
                     (b)                         36.74%
                     (c)                         35.89%
                     (d)                         35.04%
                     (e)                         34.62%
                     (f)                         33.78%
                     (g)                         32.95%
                     (h)                         32.53%
                     (i)                         31.71%
                     (j)                         30.89%
                     (k)                         30.48%
                     (l)                         29.66%
                     (m)                         28.86%
W&R TARGET FUNDS, INC. - SCIENCE AND                        9/22/03
TECHNOLOGY PORTFOLIO
                     (a)                         9.99%
                     (b)                         9.94%
                     (c)                         9.91%
                     (d)                         9.88%
                     (e)                         9.87%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (f)                          9.84%
                     (g)                          9.81%
                     (h)                          9.79%
                     (i)                          9.76%
                     (j)                          9.73%
                     (k)                          9.72%
                     (l)                          9.69%
                     (m)                          9.66%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH                    5/3/93
PORTFOLIO
                     (a)                        110.78%
                     (b)                        107.43%
                     (c)                        105.23%
                     (d)                        103.05%
                     (e)                        101.97%
                     (f)                         99.82%
                     (g)                         97.70%
                     (h)                         96.65%
                     (i)                         94.57%
                     (j)                         92.50%
                     (k)                         91.48%
                     (l)                         89.44%
                     (m)                         87.43%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE                     10/1/97
PORTFOLIO
                     (a)                         51.37%
                     (b)                         49.96%
                     (c)                         49.02%
                     (d)                         48.09%
                     (e)                         47.63%
                     (f)                         46.71%
                     (g)                         45.80%
                     (h)                         45.34%
                     (i)                         44.44%
                     (j)                         43.54%
                     (k)                         43.09%
                     (l)                         42.20%
                     (m)                         41.31%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                     5/2/94
                     (a)                        109.89%
                     (b)                        106.86%
                     (c)                        104.87%
                     (d)                        102.90%
                     (e)                        101.92%
                     (f)                         99.97%
                     (g)                         98.05%
                     (h)                         97.09%
                     (i)                         95.20%
                     (j)                         93.32%
                     (k)                         92.39%
                     (l)                         90.53%
                     (m)                         88.70%

                             CUMULATIVE TOTAL RETURN
                                     C CLASS

The rates of return are shown for each of the possible contract and optional death benefit combinations:

(a) 1.55% (base contract)

(b) 1.70% (contract with highest anniversary value rider)

(c) 1.80% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.90% (contract with premier death benefit rider)

(e) 1.95% (contract with EEB and highest anniversary value rider)

(f) 2.05% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.15% (contract with EEB and premier death benefit rider)

(h) 2.20% (contract with GIPB and highest anniversary value rider)

(i) 2.30% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.40% (contract with GIPB and premier death benefit rider)

(k) 2.45% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.55% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.65% (contract with EEB and GIPB and premier death benefit rider)

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
ADVANTUS BOND PORTFOLIO                                     12/3/85
                     (a)                        194.60%
                     (b)                        186.73%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (c)                        181.59%
                     (d)                        176.54%
                     (e)                        174.08%
                     (f)                        169.17%
                     (g)                        164.34%
                     (h)                        161.96%
                     (i)                        157.26%
                     (j)                        152.64%
                     (k)                        150.37%
                     (l)                        145.89%
                     (m)                        141.47%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                        10/1/97
                     (a)                         61.34%
                     (b)                         59.84%
                     (c)                         58.84%
                     (d)                         57.86%
                     (e)                         57.36%
                     (f)                         56.38%
                     (g)                         55.41%
                     (h)                         54.92%
                     (i)                         53.96%
                     (j)                         53.00%
                     (k)                         52.52%
                     (l)                         51.57%
                     (m)                         50.62%
ADVANTUS INDEX 500 PORTFOLIO                                 5/1/87
                     (a)                        306.47%
                     (b)                        296.44%
                     (c)                        289.89%
                     (d)                        283.43%
                     (e)                        280.28%
                     (f)                        273.99%
                     (g)                        267.81%
                     (h)                        264.75%
                     (i)                        258.72%
                     (j)                        252.79%
                     (k)                        249.86%
                     (l)                        244.07%
                     (m)                        238.38%
ADVANTUS MONEY MARKET PORTFOLIO                             12/3/85
                     (a)                         74.79%


                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                         70.10%
                     (c)                         67.07%
                     (d)                         64.07%
                     (e)                         62.60%
                     (f)                         59.69%
                     (g)                         56.83%
                     (h)                         55.42%
                     (i)                         52.63%
                     (j)                         49.89%
                     (k)                         48.54%
                     (l)                         45.88%
                     (m)                         43.26%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                      5/1/87
                     (a)                        187.27%
                     (b)                        180.18%
                     (c)                        175.55%
                     (d)                        170.98%
                     (e)                        168.76%
                     (f)                        164.32%
                     (g)                        159.95%
                     (h)                        157.79%
                     (i)                        153.52%
                     (j)                        149.33%
                     (k)                        147.26%
                     (l)                        143.17%
                     (m)                        139.14%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                    5/1/98
                     (a)                         57.50%
                     (b)                         56.17%
                     (c)                         55.29%
                     (d)                         54.41%
                     (e)                         53.97%
                     (f)                         53.10%
                     (g)                         52.24%
                     (h)                         51.80%
                     (i)                         50.95%
                     (j)                         50.09%
                     (k)                         49.67%
                     (l)                         48.82%
                     (m)                         47.98%
AIM V.I. AGGRESSIVE GROWTH FUND -                            5/1/02

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
SERIES II SHARES
                     (a)                         -4.98%
                     (b)                         -5.21%
                     (c)                         -5.37%
                     (d)                         -5.53%
                     (e)                         -5.61%
                     (f)                         -5.76%
                     (g)                         -5.92%
                     (h)                         -6.00%
                     (i)                         -6.16%
                     (j)                         -6.31%
                     (k)                         -6.39%
                     (l)                         -6.55%
                     (m)                         -6.70%
AIM V.I. BALANCED FUND - SERIES II SHARES                    5/1/02
                     (a)                         -1.56%
                     (b)                         -1.80%
                     (c)                         -1.97%
                     (d)                         -2.13%
                     (e)                         -2.21%
                     (f)                         -2.38%
                     (g)                         -2.54%
                     (h)                         -2.62%
                     (i)                         -2.78%
                     (j)                         -2.94%
                     (k)                         -3.03%
                     (l)                         -3.19%
                     (m)                         -3.35%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -                      5/1/02
SERIES II SHARES
                     (a)                         -0.44%
                     (b)                         -0.68%
                     (c)                         -0.84%
                     (d)                         -1.01%
                     (e)                         -1.09%
                     (f)                         -1.26%
                     (g)                         -1.42%
                     (h)                         -1.51%
                     (i)                         -1.67%
                     (j)                         -1.83%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (k)                         -1.92%
                     (l)                         -2.08%
                     (m)                         -2.24%
AIM V.I. PREMIER EQUITY FUND - SERIES II                     5/1/02
SHARES
                     (a)                         -5.46%
                     (b)                         -5.69%
                     (c)                         -5.85%
                     (d)                         -6.01%
                     (e)                         -6.08%
                     (f)                         -6.24%
                     (g)                         -6.40%
                     (h)                         -6.48%
                     (i)                         -6.63%
                     (j)                         -6.79%
                     (k)                         -6.87%
                     (l)                         -7.02%
                     (m)                         -7.18%
AMERICAN CENTURY VP INCOME & GROWTH FUND -                   5/1/02
CLASS II SHARES
                     (a)                         4.24%
                     (b)                         3.99%
                     (c)                         3.81%
                     (d)                         3.64%
                     (e)                         3.55%
                     (f)                         3.38%
                     (g)                         3.21%
                     (h)                         3.12%
                     (i)                         2.95%
                     (j)                         2.78%
                     (k)                         2.69%
                     (l)                         2.52%
                     (m)                         2.35%
AMERICAN CENTURY VP ULTRA FUND - CLASS II                    5/1/02
SHARES
                     (a)                         -2.46%
                     (b)                         -2.70%
                     (c)                         -2.86%
                     (d)                         -3.03%
                     (e)                         -3.11%
                     (f)                         -3.27%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (g)                         -3.43%
                     (h)                         -3.51%
                     (i)                         -3.67%
                     (j)                         -3.83%
                     (k)                         -3.91%
                     (l)                         -4.07%
                     (m)                         -4.23%
AMERICAN CENTURY VP VALUE FUND - CLASS II                    5/1/02
SHARES
                     (a)                          9.26%
                     (b)                          8.99%
                     (c)                          8.81%
                     (d)                          8.63%
                     (e)                          8.54%
                     (f)                          8.35%
                     (g)                          8.17%
                     (h)                          8.08%
                     (i)                          7.90%
                     (j)                          7.72%
                     (k)                          7.63%
                     (l)                          7.45%
                     (m)                          7.27%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE               2/1/00
CLASS 2
                     (a)                         -8.93%
                     (b)                         -9.46%
                     (c)                         -9.81%
                     (d)                        -10.16%
                     (e)                        -10.34%
                     (f)                        -10.69%
                     (g)                        -11.04%
                     (h)                        -11.21%
                     (i)                        -11.56%
                     (j)                        -11.90%
                     (k)                        -12.08%
                     (l)                        -12.42%
                     (m)                        -12.76%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE                2/1/00
CLASS 2
                     (a)                          8.69%
                     (b)                          8.06%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (c)                          7.64%
                     (d)                          7.22%
                     (e)                          7.01%
                     (f)                          6.59%
                     (g)                          6.17%
                     (h)                          5.97%
                     (i)                          5.55%
                     (j)                          5.14%
                     (k)                          4.94%
                     (l)                          4.53%
                     (m)                          4.12%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS                2/1/00
2
                     (a)                         44.73%
                     (b)                         43.89%
                     (c)                         43.33%
                     (d)                         42.77%
                     (e)                         42.49%
                     (f)                         41.93%
                     (g)                         41.38%
                     (h)                         41.10%
                     (i)                         40.55%
                     (j)                         40.00%
                     (k)                         39.73%
                     (l)                         39.18%
                     (m)                         38.64%
FRANKLIN SMALL CAP FUND - CLASS 2                            8/1/00
                     (a)                        -32.41%
                     (b)                        -32.76%
                     (c)                        -32.98%
                     (d)                        -33.21%
                     (e)                        -33.33%
                     (f)                        -33.56%
                     (g)                        -33.78%
                     (h)                        -33.90%
                     (i)                        -34.12%
                     (j)                        -34.35%
                     (k)                        -34.46%
                     (l)                        -34.68%
                     (m)                        -34.90%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH                      5/1/02

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
GROWTH SECURITIES FUND - CLASS 2
                     (a)                         2.33%
                     (b)                         2.08%
                     (c)                         1.91%
                     (d)                         1.74%
                     (e)                         1.65%
                     (f)                         1.48%
                     (g)                         1.31%
                     (h)                         1.23%
                     (i)                         1.06%
                     (j)                         0.89%
                     (k)                         0.81%
                     (l)                         0.64%
                     (m)                         0.47%
MUTUAL SHARES SECURITIES FUND - CLASS 2                      5/1/02
                     (a)                         4.00%
                     (b)                         3.74%
                     (c)                         3.57%
                     (d)                         3.40%
                     (e)                         3.31%
                     (f)                         3.14%
                     (g)                         2.97%
                     (h)                         2.88%
                     (i)                         2.71%
                     (j)                         2.54%
                     (k)                         2.45%
                     (l)                         2.28%
                     (m)                         2.11%
JANUS ASPEN SERIES BALANCED PORTFOLIO -                      5/1/02
SERVICE SHARES
                     (a)                         3.16%
                     (b)                         2.91%
                     (c)                         2.74%
                     (d)                         2.57%
                     (e)                         2.48%
                     (f)                         2.31%
                     (g)                         2.14%
                     (h)                         2.05%
                     (i)                         1.88%
                     (j)                         1.71%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (k)                          1.63%
                     (l)                          1.46%
                     (m)                          1.29%
JANUS ASPEN SERIES CAPITAL APPRECIATION                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -38.35%
                     (b)                        -38.71%
                     (c)                        -38.95%
                     (d)                        -39.19%
                     (e)                        -39.30%
                     (f)                        -39.54%
                     (g)                        -39.78%
                     (h)                        -39.90%
                     (i)                        -40.13%
                     (j)                        -40.36%
                     (k)                        -40.48%
                     (l)                        -40.71%
                     (m)                        -40.94%
JANUS ASPEN SERIES INTERNATIONAL GROWTH                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -39.81%
                     (b)                        -40.16%
                     (c)                        -40.39%
                     (d)                        -40.63%
                     (e)                        -40.74%
                     (f)                        -40.97%
                     (g)                        -41.21%
                     (h)                        -41.32%
                     (i)                        -41.55%
                     (j)                        -41.78%
                     (k)                        -41.89%
                     (l)                        -42.12%
                     (m)                        -42.34%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE                  5/1/02
SHARES
                     (a)                         -5.52%
                     (b)                         -5.75%
                     (c)                         -5.91%
                     (d)                         -6.07%
                     (e)                         -6.15%
                     (f)                         -6.30%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (g)                         -6.46%
                     (h)                         -6.54%
                     (i)                         -6.69%
                     (j)                         -6.85%
                     (k)                         -6.93%
                     (l)                         -7.08%
                     (m)                         -7.24%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                   5/1/02
                     (a)                         -4.57%
                     (b)                         -4.81%
                     (c)                         -4.97%
                     (d)                         -5.12%
                     (e)                         -5.20%
                     (f)                         -5.36%
                     (g)                         -5.52%
                     (h)                         -5.60%
                     (i)                         -5.76%
                     (j)                         -5.91%
                     (k)                         -5.99%
                     (l)                         -6.15%
                     (m)                         -6.31%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                    5/1/02
                     (a)                         -1.91%
                     (b)                         -2.15%
                     (c)                         -2.31%
                     (d)                         -2.47%
                     (e)                         -2.56%
                     (f)                         -2.72%
                     (g)                         -2.88%
                     (h)                         -2.96%
                     (i)                         -3.13%
                     (j)                         -3.29%
                     (k)                         -3.37%
                     (l)                         -3.53%
                     (m)                         -3.69%
MFS VALUE SERIES - SERVICE SHARES                            5/1/02
                     (a)                          2.10%
                     (b)                          1.85%
                     (c)                          1.68%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (d)                          1.51%
                     (e)                          1.43%
                     (f)                          1.26%
                     (g)                          1.09%
                     (h)                          1.01%
                     (i)                          0.84%
                     (j)                          0.67%
                     (k)                          0.59%
                     (l)                          0.42%
                     (m)                          0.25%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA -                   5/1/02
SERVICE SHARES
                     (a)                          0.95%
                     (b)                          0.70%
                     (c)                          0.54%
                     (d)                          0.37%
                     (e)                          0.28%
                     (f)                          0.12%
                     (g)                         -0.05%
                     (h)                         -0.13%
                     (i)                         -0.30%
                     (j)                         -0.47%
                     (k)                         -0.55%
                     (l)                         -0.71%
                     (m)                         -0.88%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE                    5/1/02
SHARES
                     (a)                         15.25%
                     (b)                         14.97%
                     (c)                         14.78%
                     (d)                         14.59%
                     (e)                         14.49%
                     (f)                         14.30%
                     (g)                         14.11%
                     (h)                         14.02%
                     (i)                         13.83%
                     (j)                         13.64%
                     (k)                         13.54%
                     (l)                         13.35%
                     (m)                         13.16%
PANORAMA INTERNATIONAL GROWTH                                5/1/02

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
FUND/VA - SERVICE SHARES
                     (a)                          0.77%
                     (b)                          0.52%
                     (c)                          0.36%
                     (d)                          0.19%
                     (e)                          0.11%
                     (f)                         -0.06%
                     (g)                         -0.23%
                     (h)                         -0.31%
                     (i)                         -0.48%
                     (j)                         -0.64%
                     (k)                         -0.73%
                     (l)                         -0.89%
                     (m)                         -1.06%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB                  5/1/02
SHARES
                     (a)                         2.11%
                     (b)                         1.86%
                     (c)                         1.69%
                     (d)                         1.52%
                     (e)                         1.44%
                     (f)                         1.27%
                     (g)                         1.10%
                     (h)                         1.02%
                     (i)                         0.85%
                     (j)                         0.68%
                     (k)                         0.60%
                     (l)                         0.43%
                     (m)                         0.26%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS                  5/1/02
IB SHARES
                     (a)                         2.35%
                     (b)                         2.10%
                     (c)                         1.93%
                     (d)                         1.76%
                     (e)                         1.68%
                     (f)                         1.51%
                     (g)                         1.34%
                     (h)                         1.25%
                     (i)                         1.08%
                     (j)                         0.91%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (k)                          0.83%
                     (l)                          0.66%
                     (m)                          0.49%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB                  5/1/02
SHARES
                     (a)                         -0.92%
                     (b)                         -1.16%
                     (c)                         -1.33%
                     (d)                         -1.49%
                     (e)                         -1.58%
                     (f)                         -1.74%
                     (g)                         -1.90%
                     (h)                         -1.99%
                     (i)                         -2.15%
                     (j)                         -2.31%
                     (k)                         -2.39%
                     (l)                         -2.56%
                     (m)                         -2.72%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                   5/1/02
                     (a)                          8.55%
                     (b)                          8.28%
                     (c)                          8.10%
                     (d)                          7.92%
                     (e)                          7.83%
                     (f)                          7.65%
                     (g)                          7.47%
                     (h)                          7.38%
                     (i)                          7.20%
                     (j)                          7.02%
                     (k)                          6.93%
                     (l)                          6.75%
                     (m)                          6.58%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                     5/1/02
                     (a)                         -4.03%
                     (b)                         -4.26%
                     (c)                         -4.42%
                     (d)                         -4.58%
                     (e)                         -4.66%
                     (f)                         -4.82%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (g)                         -4.98%
                     (h)                         -5.06%
                     (i)                         -5.21%
                     (j)                         -5.37%
                     (k)                         -5.45%
                     (l)                         -5.61%
                     (m)                         -5.77%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND                10/1/97
- CLASS 2
                     (a)                        -26.79%
                     (b)                        -27.47%
                     (c)                        -27.92%
                     (d)                        -28.37%
                     (e)                        -28.59%
                     (f)                        -29.04%
                     (g)                        -29.48%
                     (h)                        -29.70%
                     (i)                        -30.14%
                     (j)                        -30.58%
                     (k)                        -30.79%
                     (l)                        -31.22%
                     (m)                        -31.65%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK                   1/13/03
PORTFOLIO, CLASS II SHARES
                     (a)                         22.23%
                     (b)                         22.06%
                     (c)                         21.94%
                     (d)                         21.83%
                     (e)                         21.77%
                     (f)                         21.65%
                     (g)                         21.53%
                     (h)                         21.47%
                     (i)                         21.36%
                     (j)                         21.24%
                     (k)                         21.18%
                     (l)                         21.07%
                     (m)                         20.95%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING                   1/13/03
GROWTH PORTFOLIO, CLASS II SHARES
                     (a)                         18.97%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                         18.81%
                     (c)                         18.69%
                     (d)                         18.58%
                     (e)                         18.52%
                     (f)                         18.41%
                     (g)                         18.29%
                     (h)                         18.24%
                     (i)                         18.12%
                     (j)                         18.01%
                     (k)                         17.95%
                     (l)                         17.84%
                     (m)                         17.72%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND                 1/13/03
INCOME PORTFOLIO - CLASS II SHARES
                     (a)                         20.94%
                     (b)                         20.77%
                     (c)                         20.65%
                     (d)                         20.53%
                     (e)                         20.48%
                     (f)                         20.36%
                     (g)                         20.24%
                     (h)                         20.18%
                     (i)                         20.07%
                     (j)                         19.95%
                     (k)                         19.90%
                     (l)                         19.78%
                     (m)                         19.66%
W&R TARGET FUNDS, INC. - ASSET STRATEGY                     9/22/03
PORTFOLIO
                     (a)                          5.65%
                     (b)                          5.61%
                     (c)                          5.58%
                     (d)                          5.55%
                     (e)                          5.54%
                     (f)                          5.51%
                     (g)                          5.48%
                     (h)                          5.46%
                     (i)                          5.43%
                     (j)                          5.41%
                     (k)                          5.39%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (l)                          5.36%
                     (m)                          5.33%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                 12/3/85
                     (a)                        310.05%
                     (b)                        299.07%
                     (c)                        291.91%
                     (d)                        284.88%
                     (e)                        281.45%
                     (f)                        274.61%
                     (g)                        267.90%
                     (h)                        264.59%
                     (i)                        258.05%
                     (j)                        251.63%
                     (k)                        248.47%
                     (l)                        242.22%
                     (m)                        236.08%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO              10/15/97
                     (a)                         -6.85%
                     (b)                         -7.71%
                     (c)                         -8.28%
                     (d)                         -8.85%
                     (e)                         -9.13%
                     (f)                         -9.69%
                     (g)                        -10.25%
                     (h)                        -10.53%
                     (i)                        -11.09%
                     (j)                        -11.64%
                     (k)                        -11.91%
                     (l)                        -12.46%
                     (m)                        -13.00%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                   12/3/85
                     (a)                        215.13%
                     (b)                        206.69%
                     (c)                        201.19%
                     (d)                        195.78%
                     (e)                        193.16%
                     (f)                        187.91%
                     (g)                        182.75%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (h)                        180.21%
                     (i)                        175.18%
                     (j)                        170.25%
                     (k)                        167.81%
                     (l)                        163.01%
                     (m)                        158.29%
W&R TARGET FUNDS, INC. - INTERNATIONAL                      9/22/03
PORTFOLIO
                     (a)                         12.66%
                     (b)                         12.62%
                     (c)                         12.59%
                     (d)                         12.56%
                     (e)                         12.54%
                     (f)                         12.51%
                     (g)                         12.48%
                     (h)                         12.46%
                     (i)                         12.43%
                     (j)                         12.40%
                     (k)                         12.39%
                     (l)                         12.36%
                     (m)                         12.32%
W&R TARGET FUNDS, INC. - INTERNATIONAL II                    5/1/92
PORTFOLIO
                     (a)                        139.35%
                     (b)                        135.20%
                     (c)                        132.47%
                     (d)                        129.77%
                     (e)                        128.44%
                     (f)                        125.79%
                     (g)                        123.17%
                     (h)                        121.87%
                     (i)                        119.30%
                     (j)                        116.75%
                     (k)                        115.49%
                     (l)                        112.99%
                     (m)                        110.51%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH                   10/1/97
PORTFOLIO
                     (a)                         35.44%
                     (b)                         34.18%
                     (c)                         33.35%



                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (d)                         32.52%
                     (e)                         32.10%
                     (f)                         31.28%
                     (g)                         30.46%
                     (h)                         30.05%
                     (i)                         29.24%
                     (j)                         28.44%
                     (k)                         28.04%
                     (l)                         27.24%
                     (m)                         26.44%
W&R TARGET FUNDS, INC. - SCIENCE AND                        9/22/03
TECHNOLOGY PORTFOLIO
                     (a)                         9.88%
                     (b)                         9.84%
                     (c)                         9.81%
                     (d)                         9.78%
                     (e)                         9.76%
                     (f)                         9.73%
                     (g)                         9.70%
                     (h)                         9.69%
                     (i)                         9.66%
                     (j)                         9.63%
                     (k)                         9.61%
                     (l)                         9.58%
                     (m)                         9.55%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH                    5/3/93
PORTFOLIO
                     (a)                        104.07%
                     (b)                        100.83%
                     (c)                         98.69%
                     (d)                         96.58%
                     (e)                         95.54%
                     (f)                         93.47%
                     (g)                         91.41%
                     (h)                         90.40%
                     (i)                         88.38%
                     (j)                         86.38%
                     (k)                         85.38%
                     (l)                         83.42%
                     (m)                         81.47%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE                     10/1/97
PORTFOLIO
                     (a)                         48.52%
                     (b)                         47.14%
                     (c)                         46.23%
                     (d)                         45.32%
                     (e)                         44.86%
                     (f)                         43.96%
                     (g)                         43.06%
                     (h)                         42.62%
                     (i)                         41.73%
                     (j)                         40.84%
                     (k)                         40.40%
                     (l)                         39.53%
                     (m)                         38.66%
W&R TARGET FUNDS, INC. - VALUE                               5/2/94

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
PORTFOLIO
                     (a)                        103.81%
                     (b)                        100.87%
                     (c)                         98.94%
                     (d)                         97.03%
                     (e)                         96.08%
                     (f)                         94.19%
                     (g)                         92.33%
                     (h)                         91.40%
                     (i)                         89.56%
                     (j)                         87.73%
                     (k)                         86.82%
                     (l)                         85.03%
                     (m)                         83.24%

                             CUMULATIVE TOTAL RETURN
                                     L CLASS

The rates of return are shown for each of the possible contract and optional death benefit combinations:

(a) 1.50% (base contract)

(b) 1.65% (contract with highest anniversary value rider)

(c) 1.75% (contract with either the 5% death benefit increase rider, or the EEB rider)

(d) 1.85% (contract with premier death benefit rider)

(e) 1.90% (contract with EEB and highest anniversary value rider)

(f) 2.00% (contract with the EEB and 5% death benefit increase rider, or the contract with just the GIPB)

(g) 2.10% (contract with EEB and premier death benefit rider)

(h) 2.15% (contract with GIPB and highest anniversary value rider)

(i) 2.25% (contract with the GIPB and 5% death benefit increase rider, or the contract with the EEB and GIPB)

(j) 2.35% (contract with GIPB and premier death benefit rider)

(k) 2.40% (contract with EEB and GIPB and highest anniversary value rider)

(l) 2.50% (contract with EEB and GIPB and 5% death benefit increase rider)

(m) 2.60% (contract with EEB and GIPB and premier death benefit rider)

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
ADVANTUS BOND PORTFOLIO                                     12/3/85
                     (a)                        197.30%
                     (b)                        189.34%
                     (c)                        184.15%
                     (d)                        179.05%
                     (e)                        176.54%
                     (f)                        171.61%
                     (g)                        166.74%
                     (h)                        164.34%
                     (i)                        159.60%
                     (j)                        154.94%
                     (k)                        152.64%
                     (l)                        148.12%
                     (m)                        143.67%
ADVANTUS INDEX 400 MID-CAP PORTFOLIO                        10/1/97
                     (a)                         61.85%
                     (b)                         60.34%
                     (c)                         59.34%
                     (d)                         58.35%
                     (e)                         57.86%
                     (f)                         56.87%
                     (g)                         55.90%
                     (h)                         55.41%
                     (i)                         54.44%
                     (j)                         53.48%
                     (k)                         53.00%
                     (l)                         52.04%
                     (m)                         51.09%
ADVANTUS INDEX 500 PORTFOLIO                                 5/1/87
                     (a)                        309.89%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (b)                        299.76%
                     (c)                        293.15%
                     (d)                        286.64%
                     (e)                        283.43%
                     (f)                        277.13%
                     (g)                        270.89%
                     (h)                        267.81%
                     (i)                        261.73%
                     (j)                        255.74%
                     (k)                        252.79%
                     (l)                        246.95%
                     (m)                        241.21%
ADVANTUS MONEY MARKET PORTFOLIO                             12/3/85
                     (a)                         76.38%
                     (b)                         71.66%
                     (c)                         68.58%
                     (d)                         65.55%
                     (e)                         64.07%
                     (f)                         61.14%
                     (g)                         58.25%
                     (h)                         56.83%
                     (i)                         54.01%
                     (j)                         51.25%
                     (k)                         49.89%
                     (l)                         47.20%
                     (m)                         44.56%
ADVANTUS MORTGAGE SECURITIES PORTFOLIO                       5/1/87
                     (a)                        189.69%
                     (b)                        182.53%
                     (c)                        177.85%
                     (d)                        173.25%
                     (e)                        170.98%
                     (f)                        166.53%
                     (g)                        162.12%
                     (h)                        159.95%
                     (i)                        155.65%
                     (j)                        151.41%
                     (k)                        149.33%
                     (l)                        145.20%
                     (m)                        141.14%
ADVANTUS REAL ESTATE SECURITIES PORTFOLIO                    5/1/98

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (a)                         57.95%
                     (b)                         56.61%
                     (c)                         55.73%
                     (d)                         54.85%
                     (e)                         54.41%
                     (f)                         53.54%
                     (g)                         52.67%
                     (h)                         52.24%
                     (i)                         51.38%
                     (j)                         50.52%
                     (k)                         50.09%
                     (l)                         49.24%
                     (m)                         48.40%
AIM V.I. AGGRESSIVE GROWTH FUND - SERIES II                  5/1/02
SHARES
                     (a)                         -4.90%
                     (b)                         -5.13%
                     (c)                         -5.29%
                     (d)                         -5.45%
                     (e)                         -5.53%
                     (f)                         -5.69%
                     (g)                         -5.84%
                     (h)                         -5.92%
                     (i)                         -6.08%
                     (j)                         -6.24%
                     (k)                         -6.31%
                     (l)                         -6.47%
                     (m)                         -6.63%
AIM V.I. BALANCED FUND - SERIES II SHARES                    5/1/02
                     (a)                         -1.48%
                     (b)                         -1.72%
                     (c)                         -1.89%
                     (d)                         -2.05%
                     (e)                         -2.13%
                     (f)                         -2.29%
                     (g)                         -2.46%
                     (h)                         -2.54%
                     (i)                         -2.70%
                     (j)                         -2.86%
                     (k)                         -2.94%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (l)                         -3.11%
                     (m)                         -3.27%
AIM V.I. DENT DEMOGRAPHIC TRENDS FUND -                      5/1/02
SERIES II SHARES
                     (a)                         -0.35%
                     (b)                         -0.60%
                     (c)                         -0.76%
                     (d)                         -0.93%
                     (e)                         -1.01%
                     (f)                         -1.18%
                     (g)                         -1.34%
                     (h)                         -1.42%
                     (i)                         -1.59%
                     (j)                         -1.75%
                     (k)                         -1.83%
                     (l)                         -2.00%
                     (m)                         -2.16%
AIM V.I. PREMIER EQUITY FUND - SERIES II                     5/1/02
SHARES
                     (a)                         -5.38%
                     (b)                         -5.61%
                     (c)                         -5.77%
                     (d)                         -5.93%
                     (e)                         -6.01%
                     (f)                         -6.16%
                     (g)                         -6.32%
                     (h)                         -6.40%
                     (i)                         -6.55%
                     (j)                         -6.71%
                     (k)                         -6.79%
                     (l)                         -6.94%
                     (m)                         -7.10%
AMERICAN CENTURY VP INCOME & Growth Fund -                   5/1/02
Class II Shares
                     (a)                         4.33%
                     (b)                         4.07%
                     (c)                         3.90%
                     (d)                         3.73%
                     (e)                         3.64%
                     (f)                         3.47%
                     (g)                         3.29%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (h)                          3.21%
                     (i)                          3.03%
                     (j)                          2.86%
                     (k)                          2.78%
                     (l)                          2.61%
                     (m)                          2.43%
AMERICAN CENTURY VP ULTRA FUND - CLASS II                    5/1/02
SHARES
                     (a)                         -2.38%
                     (b)                         -2.62%
                     (c)                         -2.78%
                     (d)                         -2.95%
                     (e)                         -3.03%
                     (f)                         -3.19%
                     (g)                         -3.35%
                     (h)                         -3.43%
                     (i)                         -3.59%
                     (j)                         -3.75%
                     (k)                         -3.83%
                     (l)                         -3.99%
                     (m)                         -4.15%
AMERICAN CENTURY VP VALUE FUND - CLASS II                    5/1/02
SHARES
                     (a)                          9.35%
                     (b)                          9.08%
                     (c)                          8.90%
                     (d)                          8.72%
                     (e)                          8.63%
                     (f)                          8.44%
                     (g)                          8.26%
                     (h)                          8.17%
                     (i)                          7.99%
                     (j)                          7.81%
                     (k)                          7.72%
                     (l)                          7.54%
                     (m)                          7.36%
FIDELITY VIP CONTRAFUND (R) PORTFOLIO: SERVICE               2/1/00
CLASS 2
                     (a)                         -8.75%
                     (b)                         -9.28%
                     (c)                         -9.63%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (d)                         -9.99%
                     (e)                        -10.16%
                     (f)                        -10.51%
                     (g)                        -10.86%
                     (h)                        -11.04%
                     (i)                        -11.38%
                     (j)                        -11.73%
                     (k)                        -11.90%
                     (l)                        -12.25%
                     (m)                        -12.59%
FIDELITY VIP EQUITY-INCOME PORTFOLIO: SERVICE                2/1/00
CLASS 2
                     (a)                          8.91%
                     (b)                          8.27%
                     (c)                          7.85%
                     (d)                          7.43%
                     (e)                          7.22%
                     (f)                          6.80%
                     (g)                          6.38%
                     (h)                          6.17%
                     (i)                          5.76%
                     (j)                          5.35%
                     (k)                          5.14%
                     (l)                          4.73%
                     (m)                          4.32%
FIDELITY VIP MID CAP PORTFOLIO: SERVICE CLASS                2/1/00
2
                     (a)                         45.02%
                     (b)                         44.17%
                     (c)                         43.61%
                     (d)                         43.05%
                     (e)                         42.77%
                     (f)                         42.21%
                     (g)                         41.66%
                     (h)                         41.38%
                     (i)                         40.83%
                     (j)                         40.28%
                     (k)                         40.00%
                     (l)                         39.45%
                     (m)                         38.91%
FRANKLIN SMALL CAP FUND - CLASS 2                            8/1/00

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (a)                        -32.29%
                     (b)                        -32.64%
                     (c)                        -32.87%
                     (d)                        -33.10%
                     (e)                        -33.21%
                     (f)                        -33.44%
                     (g)                        -33.67%
                     (h)                        -33.78%
                     (i)                        -34.01%
                     (j)                        -34.23%
                     (k)                        -34.35%
                     (l)                        -34.57%
                     (m)                        -34.79%
FRANKLIN TEMPLETON VIP LARGE CAP GROWTH                      5/1/02
SECURITIES FUND - CLASS 2
                     (a)                          2.42%
                     (b)                          2.16%
                     (c)                          1.99%
                     (d)                          1.82%
                     (e)                          1.74%
                     (f)                          1.57%
                     (g)                          1.40%
                     (h)                          1.31%
                     (i)                          1.15%
                     (j)                          0.98%
                     (k)                          0.89%
                     (l)                          0.72%
                     (m)                          0.56%
MUTUAL SHARES SECURITIES FUND - CLASS 2                      5/1/02
                     (a)                          4.09%
                     (b)                          3.83%
                     (c)                          3.66%
                     (d)                          3.48%
                     (e)                          3.40%
                     (f)                          3.22%
                     (g)                          3.05%
                     (h)                          2.97%
                     (i)                          2.79%
                     (j)                          2.62%
                     (k)                          2.54%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (l)                          2.37%
                     (m)                          2.19%
JANUS ASPEN SERIES BALANCED PORTFOLIO -                      5/1/02
SERVICE SHARES
                     (a)                          3.25%
                     (b)                          3.00%
                     (c)                          2.82%
                     (d)                          2.65%
                     (e)                          2.57%
                     (f)                          2.39%
                     (g)                          2.23%
                     (h)                          2.14%
                     (i)                          1.97%
                     (j)                          1.80%
                     (k)                          1.71%
                     (l)                          1.54%
                     (m)                          1.38%
JANUS ASPEN SERIES CAPITAL APPRECIATION                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -38.23%
                     (b)                        -38.59%
                     (c)                        -38.83%
                     (d)                        -39.07%
                     (e)                        -39.19%
                     (f)                        -39.42%
                     (g)                        -39.66%
                     (h)                        -39.78%
                     (i)                        -40.01%
                     (j)                        -40.25%
                     (k)                        -40.36%
                     (l)                        -40.60%
                     (m)                        -40.83%
JANUS ASPEN SERIES INTERNATIONAL GROWTH                      2/1/00
PORTFOLIO - SERVICE SHARES
                     (a)                        -39.69%
                     (b)                        -40.04%
                     (c)                        -40.28%
                     (d)                        -40.51%
                     (e)                        -40.63%
                     (f)                        -40.86%
                     (g)                        -41.09%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (h)                        -41.21%
                     (i)                        -41.43%
                     (j)                        -41.66%
                     (k)                        -41.78%
                     (l)                        -42.01%
                     (m)                        -42.23%
MFS INVESTORS GROWTH STOCK SERIES - SERVICE                  5/1/02
SHARES
                     (a)                         -5.44%
                     (b)                         -5.68%
                     (c)                         -5.83%
                     (d)                         -5.99%
                     (e)                         -6.07%
                     (f)                         -6.23%
                     (g)                         -6.38%
                     (h)                         -6.46%
                     (i)                         -6.62%
                     (j)                         -6.77%
                     (k)                         -6.85%
                     (l)                         -7.01%
                     (m)                         -7.16%
MFS MID CAP GROWTH SERIES - SERVICE SHARES                   5/1/02
                     (a)                         -4.49%
                     (b)                         -4.73%
                     (c)                         -4.89%
                     (d)                         -5.05%
                     (e)                         -5.12%
                     (f)                         -5.28%
                     (g)                         -5.44%
                     (h)                         -5.52%
                     (i)                         -5.68%
                     (j)                         -5.84%
                     (k)                         -5.91%
                     (l)                         -6.07%
                     (m)                         -6.23%
MFS NEW DISCOVERY SERIES - SERVICE SHARES                    5/1/02
                     (a)                         -1.82%
                     (b)                         -2.07%
                     (c)                         -2.23%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (d)                         -2.39%
                     (e)                         -2.47%
                     (f)                         -2.64%
                     (g)                         -2.80%
                     (h)                         -2.88%
                     (i)                         -3.04%
                     (j)                         -3.21%
                     (k)                         -3.29%
                     (l)                         -3.45%
                     (m)                         -3.61%
MFS VALUE SERIES - SERVICE SHARES                            5/1/02
                     (a)                          2.19%
                     (b)                          1.94%
                     (c)                          1.77%
                     (d)                          1.60%
                     (e)                          1.51%
                     (f)                          1.34%
                     (g)                          1.18%
                     (h)                          1.09%
                     (i)                          0.92%
                     (j)                          0.75%
                     (k)                          0.67%
                     (l)                          0.50%
                     (m)                          0.33%
OPPENHEIMER CAPITAL APPRECIATION FUND/VA -                   5/1/02
SERVICE SHARES
                     (a)                          1.04%
                     (b)                          0.79%
                     (c)                          0.62%
                     (d)                          0.45%
                     (e)                          0.37%
                     (f)                          0.20%
                     (g)                          0.03%
                     (h)                         -0.05%
                     (i)                         -0.22%
                     (j)                         -0.38%
                     (k)                         -0.47%
                     (l)                         -0.63%
                     (m)                         -0.80%
OPPENHEIMER HIGH INCOME FUND/VA - SERVICE                    5/1/02
SHARES

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (a)                         15.36%
                     (b)                         15.07%
                     (c)                         14.88%
                     (d)                         14.68%
                     (e)                         14.59%
                     (f)                         14.40%
                     (g)                         14.21%
                     (h)                         14.11%
                     (i)                         13.92%
                     (j)                         13.73%
                     (k)                         13.64%
                     (l)                         13.45%
                     (m)                         13.26%
PANORAMA INTERNATIONAL GROWTH FUND/VA -                      5/1/02
SERVICE SHARES
                     (a)                          0.86%
                     (b)                          0.61%
                     (c)                          0.44%
                     (d)                          0.27%
                     (e)                          0.19%
                     (f)                          0.02%
                     (g)                         -0.14%
                     (h)                         -0.23%
                     (i)                         -0.39%
                     (j)                         -0.56%
                     (k)                         -0.64%
                     (l)                         -0.81%
                     (m)                         -0.97%
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB                  5/1/02
SHARES
                     (a)                          2.20%
                     (b)                          1.95%
                     (c)                          1.78%
                     (d)                          1.61%
                     (e)                          1.52%
                     (f)                          1.35%
                     (g)                          1.18%
                     (h)                          1.10%
                     (i)                          0.93%
                     (j)                          0.76%
                     (k)                          0.68%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (l)                          0.51%
                     (m)                          0.34%
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS                  5/1/02
IB SHARES
                     (a)                          2.44%
                     (b)                          2.19%
                     (c)                          2.02%
                     (d)                          1.85%
                     (e)                          1.76%
                     (f)                          1.59%
                     (g)                          1.42%
                     (h)                          1.34%
                     (i)                          1.17%
                     (j)                          1.00%
                     (k)                          0.91%
                     (l)                          0.75%
                     (m)                          0.58%
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IB                  5/1/02
SHARES
                     (a)                         -0.83%
                     (b)                         -1.08%
                     (c)                         -1.25%
                     (d)                         -1.41%
                     (e)                         -1.49%
                     (f)                         -1.66%
                     (g)                         -1.82%
                     (h)                         -1.90%
                     (i)                         -2.07%
                     (j)                         -2.23%
                     (k)                         -2.31%
                     (l)                         -2.48%
                     (m)                         -2.64%
PUTNAM VT NEW VALUE FUND - CLASS IB SHARES                   5/1/02
                     (a)                         8.64%
                     (b)                         8.37%
                     (c)                         8.19%
                     (d)                         8.01%
                     (e)                         7.92%
                     (f)                         7.74%
                     (g)                         7.56%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (h)                          7.47%
                     (i)                          7.29%
                     (j)                          7.11%
                     (k)                          7.02%
                     (l)                          6.84%
                     (m)                          6.66%
PUTNAM VT VOYAGER FUND - CLASS IB SHARES                     5/1/02
                     (a)                         -3.94%
                     (b)                         -4.18%
                     (c)                         -4.34%
                     (d)                         -4.50%
                     (e)                         -4.58%
                     (f)                         -4.74%
                     (g)                         -4.90%
                     (h)                         -4.98%
                     (i)                         -5.14%
                     (j)                         -5.29%
                     (k)                         -5.37%
                     (l)                         -5.53%
                     (m)                         -5.69%
TEMPLETON DEVELOPING MARKETS SECURITIES FUND                10/1/97
- CLASS 2
                     (a)                        -26.56%
                     (b)                        -27.24%
                     (c)                        -27.70%
                     (d)                        -28.15%
                     (e)                        -28.37%
                     (f)                        -28.82%
                     (g)                        -29.26%
                     (h)                        -29.48%
                     (i)                        -29.92%
                     (j)                        -30.36%
                     (k)                        -30.58%
                     (l)                        -31.01%
                     (m)                        -31.44%
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK                   1/13/03
PORTFOLIO, CLASS II SHARES
                     (a)                         22.30%
                     (b)                         22.12%
                     (c)                         22.00%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (d)                         21.89%
                     (e)                         21.83%
                     (f)                         21.71%
                     (g)                         21.59%
                     (h)                         21.53%
                     (i)                         21.42%
                     (j)                         21.30%
                     (k)                         21.24%
                     (l)                         21.12%
                     (m)                         21.01%
VAN KAMPEN LIFE INVESTMENT TRUST EMERGING                   1/13/03
GROWTH PORTFOLIO, CLASS II SHARES
                     (a)                         19.04%
                     (b)                         18.87%
                     (c)                         18.75%
                     (d)                         18.64%
                     (e)                         18.58%
                     (f)                         18.46%
                     (g)                         18.35%
                     (h)                         18.29%
                     (i)                         18.18%
                     (j)                         18.07%
                     (k)                         18.01%
                     (l)                         17.89%
                     (m)                         17.78%
VAN KAMPEN LIFE INVESTMENT TRUST GROWTH AND                 1/13/03
INCOME PORTFOLIO - CLASS II SHARES
                     (a)                         21.00%
                     (b)                         20.83%
                     (c)                         20.71%
                     (d)                         20.59%
                     (e)                         20.53%
                     (f)                         20.42%
                     (g)                         20.30%
                     (h)                         20.24%
                     (i)                         20.13%
                     (j)                         20.01%
                     (k)                         19.95%
                     (l)                         19.84%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (m)                         19.72%
W&R TARGET FUNDS, INC. - ASSET STRATEGY                     9/22/03
PORTFOLIO
                     (a)                          5.67%
                     (b)                          5.62%
                     (c)                          5.59%
                     (d)                          5.56%
                     (e)                          5.55%
                     (f)                          5.52%
                     (g)                          5.49%
                     (h)                          5.48%
                     (i)                          5.45%
                     (j)                          5.42%
                     (k)                          5.41%
                     (l)                          5.38%
                     (m)                          5.35%
W&R TARGET FUNDS, INC. - BALANCED PORTFOLIO                 12/3/85
                     (a)                        313.77%
                     (b)                        302.69%
                     (c)                        295.47%
                     (d)                        288.38%
                     (e)                        284.88%
                     (f)                        278.01%
                     (g)                        271.24%
                     (h)                        267.90%
                     (i)                        261.30%
                     (j)                        254.83%
                     (k)                        251.63%
                     (l)                        245.33%
                     (m)                        239.14%
W&R TARGET FUNDS, INC. - CORE EQUITY PORTFOLIO              10/15/97
                     (a)                         -6.55%
                     (b)                         -7.42%
                     (c)                         -8.00%
                     (d)                         -8.57%
                     (e)                         -8.85%
                     (f)                         -9.41%
                     (g)                         -9.97%
                     (h)                        -10.25%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (i)                        -10.81%
                     (j)                        -11.36%
                     (k)                        -11.64%
                     (l)                        -12.18%
                     (m)                        -12.73%
W&R TARGET FUNDS, INC. - GROWTH PORTFOLIO                   12/3/85
                     (a)                        217.99%
                     (b)                        209.48%
                     (c)                        203.92%
                     (d)                        198.47%
                     (e)                        195.78%
                     (f)                        190.52%
                     (g)                        185.32%
                     (h)                        182.75%
                     (i)                        177.68%
                     (j)                        172.70%
                     (k)                        170.25%
                     (l)                        165.40%
                     (m)                        160.64%
W&R TARGET FUNDS, INC. - INTERNATIONAL                      9/22/03
PORTFOLIO
                     (a)                         12.68%
                     (b)                         12.63%
                     (c)                         12.60%
                     (d)                         12.57%
                     (e)                         12.56%
                     (f)                         12.52%
                     (g)                         12.49%
                     (h)                         12.48%
                     (i)                         12.45%
                     (j)                         12.42%
                     (k)                         12.40%
                     (l)                         12.37%
                     (m)                         12.34%
W&R TARGET FUNDS, INC. - INTERNATIONAL II                    5/1/92
PORTFOLIO
                     (a)                        140.76%
                     (b)                        136.58%
                     (c)                        133.83%
                     (d)                        131.12%

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (e)                        129.77%
                     (f)                        127.11%
                     (g)                        124.48%
                     (h)                        123.17%
                     (i)                        120.58%
                     (j)                        118.01%
                     (k)                        116.75%
                     (l)                        114.23%
                     (m)                        111.75%
W&R TARGET FUNDS, INC. - MICRO CAP GROWTH                   10/1/97
PORTFOLIO
                     (a)                         35.87%
                     (b)                         34.60%
                     (c)                         33.76%
                     (d)                         32.93%
                     (e)                         32.52%
                     (f)                         31.69%
                     (g)                         30.87%
                     (h)                         30.46%
                     (i)                         29.65%
                     (j)                         28.84%
                     (k)                         28.44%
                     (l)                         27.64%
                     (m)                         26.84%
W&R TARGET FUNDS, INC. - SCIENCE AND                        9/22/03
TECHNOLOGY PORTFOLIO
                     (a)                         9.90%
                     (b)                         9.85%
                     (c)                         9.82%
                     (d)                         9.79%
                     (e)                         9.78%
                     (f)                         9.75%
                     (g)                         9.72%
                     (h)                         9.70%
                     (i)                         9.67%
                     (j)                         9.64%
                     (k)                         9.63%
                     (l)                         9.60%
                     (m)                         9.57%
W&R TARGET FUNDS, INC. - SMALL CAP GROWTH                    5/3/93
PORTFOLIO

                                                  From
                                               Inception      Date
                                                   to          of
                                                12/31/03   Inception
                                               ---------   ---------
                     (a)                        105.16%
                     (b)                        101.90%
                     (c)                         99.76%
                     (d)                         97.64%
                     (e)                         96.58%
                     (f)                         94.50%
                     (g)                         92.44%
                     (h)                         91.41%
                     (i)                         89.39%
                     (j)                         87.37%
                     (k)                         86.38%
                     (l)                         84.40%
                     (m)                         82.44%
W&R TARGET FUNDS, INC.- SMALL CAP VALUE                     10/1/97
PORTFOLIO
                     (a)                         49.00%
                     (b)                         47.60%
                     (c)                         46.68%
                     (d)                         45.77%
                     (e)                         45.32%
                     (f)                         44.41%
                     (g)                         43.51%
                     (h)                         43.06%
                     (i)                         42.17%
                     (j)                         41.28%
                     (k)                         40.84%
                     (l)                         39.97%
                     (m)                         39.09%
W&R TARGET FUNDS, INC. - VALUE PORTFOLIO                     5/2/94
                     (a)                        104.80%
                     (b)                        101.85%
                     (c)                         99.91%
                     (d)                         97.98%
                     (e)                         97.03%
                     (f)                         95.14%
                     (g)                         93.26%
                     (h)                         92.33%
                     (i)                         90.47%
                     (j)                         88.64%
                     (k)                         87.73%
                     (l)                         85.92%
                     (m)                         84.13%

                                    AUDITORS


The consolidated financial statements of Minnesota Life and the variable annuity account included herein have been audited by our independent registered public accounting firm, KPMG LLP, 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, whose reports thereon appear elsewhere herein, and have been so included in reliance upon the reports of KPMG LLP and upon the authority of said firm as experts in accounting and auditing. The audit report covering Minnesota Life Insurance Company and subsidiaries' December 31, 2003 consolidated financial statements refers to changes in accounting for derivatives and beneficial interests in securitized financial assets due to the adoption of new accounting standards in 2001.


                             REGISTRATION STATEMENT

We have filed with the Securities and Exchange Commission a registration statement under the Securities Act of 1933, as amended, with respect to the contract offered hereby. This Prospectus does not contain all the information set forth in the registration statement and amendments thereto and the exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the variable annuity account, Minnesota Life, and the contract. Statements contained in this Prospectus as to the contents of contracts and other legal instruments are summaries, and reference is made to such instruments as filed.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of Minnesota Life Insurance Company and Contract
         Owners of Variable Annuity Account:

We have audited the accompanying statements of assets and liabilities of the Advantus Bond, Advantus Money Market, Advantus Mortgage Securities, Advantus Index 500, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Growth and Income, Van Kampen Emerging Growth, Van Kampen Comstock, Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock) Waddell & Reed International, Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Waddell & Reed Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science & Technology, and Waddell & Reed Asset Strategy Segregated Sub-Accounts of Variable Annuity Account (the Account), as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and the financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investments owned at December 31, 2003, were confirmed to us by the respective sub-account mutual fund or, for Advantus Series Fund, Inc., verified by examination of the underlying portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Advantus Bond, Advantus Money Market, Advantus Mortgage Securities, Advantus Index 500, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity-Income, Fidelity VIP Mid-Cap, Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Growth, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Growth and Income, Van Kampen Emerging Growth, Van Kampen Comstock, Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock) Waddell & Reed International, Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Waddell & Reed Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science & Technology, and Waddell & Reed Asset Strategy Segregated Sub-Accounts of Variable Annuity Account at December 31, 2003, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Minneapolis, Minnesota
March 26, 2004

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                                  --------------------------------------------------

                                                                                                 ADVANTUS    ADVANTUS      ADVANTUS
                                                                                    ADVANTUS       MONEY     MORTGAGE        INDEX
                                                                                      BOND        MARKET    SECURITIES        500
                                                                                  ------------  ----------  -----------  -----------
                                     ASSETS

Investments in shares of Advantus Series Fund, Inc.:
        Bond Portfolio, 109,837,240 shares at net asset value
                of $1.37 per share (cost $137,038,264) .........................  $150,703,504           -            -            -
        Money Market Portfolio, 43,250,818 shares at net asset value
                of $1.00 per share (cost $43,250,818) ..........................             -  43,250,818            -            -
        Mortgage Securities Portfolio, 112,982,497 shares at net
                asset value of $1.34 per share (cost $137,421,821) .............             -           -  151,561,388            -
        Index 500 Portfolio, 71,121,744 shares at net asset value
                of $3.45 per share (cost $225,883,565) .........................             -           -            -  245,642,625
        Maturing Government Bond 2006 Portfolio, 7,096,391 shares
                 at net asset value of $1.40 per share (cost $8,849,117) .......             -           -            -            -
        Maturing Government Bond 2010 Portfolio, 4,933,516 shares at
                net asset value of $1.55 per share (cost $6,893,462) ...........             -           -            -            -
        International Bond Portfolio, 42,038,553 shares at net asset value
                of $1.31 per share (cost $42,533,847) ..........................             -           -            -            -
                                                                                  ------------  ----------  -----------  -----------
                                                                                   150,703,504  43,250,818  151,561,388  245,642,625
Receivable from Minnesota Life for contract purchase payments ..................       131,544      59,550            -       75,607
Receivable for investments sold ................................................             -           -      263,411            -
                                                                                  ------------  ----------  -----------  -----------
                  Total Assets .................................................   150,835,048  43,310,368  151,824,799  245,718,232
                                                                                  ------------  ----------  -----------  -----------

                                   LIABILITIES

Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ................................................             -           -      263,457            -
Payable for investments purchased ..............................................       131,632      59,576            -       75,644
                                                                                  ------------  ----------  -----------  -----------
                  Total Liabilities ............................................       131,632      59,576      263,457       75,644
                                                                                  ------------  ----------  -----------  -----------
                  Net assets applicable to annuity contract owners .............  $150,703,416  43,250,792  151,561,342  245,642,588
                                                                                  ============  ==========  ===========  ===========

                             CONTRACT OWNERS' EQUITY

Contracts in annuity payment period (note 2) ...................................     3,159,839      69,332    2,108,110   55,526,986
Contracts in accumulation period ...............................................   147,543,577  43,181,460  149,453,232  190,115,602
                                                                                  ------------  ----------  -----------  -----------
                  Total Contract Owners' equity ................................  $150,703,416  43,250,792  151,561,342  245,642,588
                                                                                  ============  ==========  ===========  ===========

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                   -------------------------------------
                                                                                    ADVANTUS    ADVANTUS
                                                                                    MATURING    MATURING     ADVANTUS
                                                                                   GOVERNMENT  GOVERNMENT  INTERNATIONAL
                                                                                    BOND 2006   BOND 2010      BOND
                                                                                   ----------  ----------  -------------
                                     ASSETS

Investments in shares of Advantus Series Fund, Inc.:
        Bond Portfolio, 109,837,240 shares at net asset value
                of $1.37 per share (cost $137,038,264) .........................            -           -            -
        Money Market Portfolio, 43,250,818 shares at net asset value
                of $1.00 per share (cost $43,250,818) ..........................            -           -            -
        Mortgage Securities Portfolio, 112,982,497 shares at net
                asset value of $1.34 per share (cost $137,421,821) .............            -           -            -
        Index 500 Portfolio, 71,121,744 shares at net asset value
                of $3.45 per share (cost $225,883,565) .........................            -           -            -
        Maturing Government Bond 2006 Portfolio, 7,096,391 shares
                 at net asset value of $1.40 per share (cost $8,849,117) .......    9,953,107           -            -
        Maturing Government Bond 2010 Portfolio, 4,933,516 shares at
                net asset value of $1.55 per share (cost $6,893,462) ...........            -   7,647,073            -
        International Bond Portfolio, 42,038,553 shares at net asset value
                of $1.31 per share (cost $42,533,847) ..........................            -           -   54,896,928
                                                                                   ----------   ---------   ----------
                                                                                    9,953,107   7,647,073   54,896,928
Receivable from Minnesota Life for contract purchase payments ..................            -         143            -
Receivable for investments sold ................................................       60,321           -        8,297
                                                                                   ----------   ---------   ----------
                  Total Assets .................................................   10,013,428   7,647,216   54,905,225
                                                                                   ----------   ---------   ----------

                                   LIABILITIES

Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ................................................       60,321           -        8,297
Payable for investments purchased ..............................................            -         143            -
                                                                                   ----------   ---------   ----------
                  Total Liabilities ............................................       60,321         143        8,297
                                                                                   ----------   ---------   ----------
                  Net assets applicable to annuity contract owners .............    9,953,107   7,647,073   54,896,928
                                                                                   ==========   =========   ==========

                             CONTRACT OWNERS' EQUITY

Contracts in annuity payment period (note 2) ...................................      322,510     300,844      315,177
Contracts in accumulation period ...............................................    9,630,597   7,346,229   54,581,751
                                                                                   ----------   ---------   ----------
                  Total Contract Owners' equity ................................    9,953,107   7,647,073   54,896,928
                                                                                   ==========   =========   ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                                    ----------------------------------------------
                                                                                                  ADVANTUS
                                                                                      ADVANTUS      REAL      AIM V.I.
                                                                                     INDEX 400     ESTATE    AGGRESSIVE  AIM V.I.
                                                                                      MID-CAP    SECURITIES    GROWTH    BALANCED
                                                                                    -----------  ----------  ----------  ---------
                                     ASSETS

Investments in shares of Advantus Series Fund, Inc.:
          Index 400 Mid-Cap Portfolio, 20,549,580 shares at net asset value
                   of $1.29 per share (cost $22,968,139) .........................   26,607,103           -           -          -
          Real Estate Securities Portfolio, 31,112,132 shares at net asset value
                   of $1.46 per share (cost $33,212,254) .........................            -  45,304,398           -          -
Investments in shares of the AIM Variable Insurance Funds:
          AIM V.I. Aggressive Growth Fund, 83,808 shares at net asset value
                   of $10.55 per share (cost $791,986) ...........................            -           -     884,178          -
          AIM V.I. Balanced Fund, 134,403 shares at net asset value
                   of $9.95 per share (cost $1,265,464) ..........................            -           -           -  1,337,308
          AIM V.I. Dent Demographic Trends Fund, 106,705 shares at net asset value
                   of $5.19 per share (cost $499,261) ............................            -           -           -          -
          AIM V.I. Premier Equity Fund, 25,800 shares at net asset value
                   of $20.14 per share (cost $447,450) ...........................            -           -           -          -
Investments in shares of the American Century Variable Portfolios, Inc.:
          Income & Growth Fund, 381,848 shares at net asset value
                   of $6.56 per share (cost $2,242,910) ..........................            -           -           -          -
                                                                                    -----------  ----------  ----------  ---------
                                                                                     26,607,103  45,304,398     884,178  1,337,308
Receivable from Minnesota Life for contract purchase payments ....................      145,222     145,446       1,189          -
Receivable for investments sold ..................................................            -           -           -         73
                                                                                    -----------  ----------  ----------  ---------
                     Total Assets ................................................   26,752,325  45,449,844     885,367  1,337,381
                                                                                    -----------  ----------  ----------  ---------

                                   LIABILITIES

Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ..................................................            -           -           -         82
Payable for investments purchased ................................................      145,249     145,486       1,191          -
                                                                                    -----------  ----------  ----------  ---------
                     Total Liabilities ...........................................      145,249     145,486       1,191         82
                                                                                    -----------  ----------  ----------  ---------
                     Net assets applicable to annuity contract owners ............  $26,607,076  45,304,358     884,176  1,337,299
                                                                                    ===========  ==========  ==========  =========

                             CONTRACT OWNERS' EQUITY

Contracts in annuity payment period (note 2) .....................................      371,158     366,098           -          -
Contracts in accumulation period .................................................   26,235,918  44,938,260     884,176  1,337,299
                                                                                    -----------  ----------  ----------  ---------
                     Total Contract Owners' equity ...............................  $26,607,076  45,304,358     884,176  1,337,299
                                                                                    ===========  ==========  ==========  =========

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                                    ----------------------------------
                                                                                      AIM V.I.               AMERICAN
                                                                                        DENT      AIM V.I.   CENTURY
                                                                                    DEMOGRAPHIC   PREMIER     INCOME
                                                                                       TRENDS      EQUITY   AND GROWTH
                                                                                    -----------  ---------  ----------
                                     ASSETS

Investments in shares of Advantus Series Fund, Inc.:
          Index 400 Mid-Cap Portfolio, 20,549,580 shares at net asset value
                   of $1.29 per share (cost $22,968,139) .........................           -           -          -
          Real Estate Securities Portfolio, 31,112,132 shares at net asset value
                   of $1.46 per share (cost $33,212,254) .........................           -           -          -
Investments in shares of the AIM Variable Insurance Funds:
          AIM V.I. Aggressive Growth Fund, 83,808 shares at net asset value
                   of $10.55 per share (cost $791,986) ...........................           -           -          -
          AIM V.I. Balanced Fund, 134,403 shares at net asset value
                   of $9.95 per share (cost $1,265,464) ..........................           -           -          -
          AIM V.I. Dent Demographic Trends Fund, 106,705 shares at net asset value
                   of $5.19 per share (cost $499,261) ............................     553,800           -          -
          AIM V.I. Premier Equity Fund, 25,800 shares at net asset value
                   of $20.14 per share (cost $447,450) ...........................           -     519,608          -
Investments in shares of the American Century Variable Portfolios, Inc.:
          Income & Growth Fund, 381,848 shares at net asset value
                   of $6.56 per share (cost $2,242,910) ..........................           -           -  2,504,923
                                                                                    ----------   ---------  ---------
                                                                                       553,800     519,608  2,504,923
Receivable from Minnesota Life for contract purchase payments ....................           -           -     18,770
Receivable for investments sold ..................................................          28       1,239          -
                                                                                    ----------   ---------  ---------
                     Total Assets ................................................     553,828     520,847  2,523,693
                                                                                    ----------   ---------  ---------

                                   LIABILITIES

Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ..................................................          29       1,239          -
Payable for investments purchased ................................................           -           -     18,788
                                                                                    ----------   ---------  ---------
                     Total Liabilities ...........................................          29       1,239     18,788
                                                                                    ----------   ---------  ---------
                     Net assets applicable to annuity contract owners ............     553,799     519,608  2,504,905
                                                                                    ==========   =========  =========

                             CONTRACT OWNERS' EQUITY

Contracts in annuity payment period (note 2) .....................................           -           -          -
Contracts in accumulation period .................................................     553,799     519,608  2,504,905
                                                                                    ----------   ---------  ---------
                     Total Contract Owners' equity ...............................     553,799     519,608  2,504,905
                                                                                    ==========   =========  =========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                               ---------------------------------------------------
                                                                                                       CREDIT SUISSE
                                                                                 AMERICAN   AMERICAN      GLOBAL
                                                                                 CENTURY     CENTURY   POST-VENTURE   FIDELITY VIP
                                                                                  ULTRA       VALUE      CAPITAL       CONTRAFUND
                                                                               -----------  ---------  -------------  ------------
                                     ASSETS
Investments in shares of the American Century Variable Portfolios, Inc.:
          Ultra Fund, 1,682,478 shares at net asset value
                   of $9.16 per share (cost $14,072,499) ....................   15,411,500          -            -             -
          Value Fund, 360,272 shares at net asset value
                   of $7.78 per share (cost $2,398,214) .....................            -  2,802,915            -             -
Investments in shares of the Credit Suisse Trust:
          Global Post-Venture Capital Portfolio, 220,147 shares at net asset
                   value of $9.45 per share (cost $2,126,345) ...............            -          -    2,080,388             -
Investments in shares of the Fidelity Variable Insurance Products Funds:
          VIP Contrafund Portfolio, 1,486,611 shares at net asset value
                   of $22.93 per share (cost $31,639,252) ...................            -          -            -    34,087,983
          VIP Equity Income Portfolio, 2,470,043 shares at net asset value
                   of $22.96 per share (cost $50,889,128) ...................            -          -            -             -
          VIP Mid Cap Portfolio, 1,342,901 shares at net asset value
                   of $23.97 per share (cost $25,521,865) ...................            -          -            -             -
Investments in shares of the Franklin Templeton Variable Insurance
             Products Fund:
          Large Cap Growth Securities Fund, 86,706 shares at net asset value
                   of $13.87 per share (cost $1,083,333) ....................            -          -            -             -
                                                                               -----------  ---------    ---------    ----------
                                                                                15,411,500  2,802,915    2,080,388    34,087,983
Receivable from Minnesota Life for contract purchase payments ...............      302,698     47,599            -       497,655
Receivable for investments sold .............................................            -          -           57             -
                                                                               -----------  ---------    ---------    ----------
                     Total Assets ...........................................   15,714,198  2,850,514    2,080,445    34,585,638
                                                                               -----------  ---------    ---------    ----------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges .............................................      302,775     47,607            -       497,677
Payable for investments purchased ...........................................            -          -           57             -
                                                                               -----------  ---------    ---------    ----------
                     Total Liabilities ......................................      302,775     47,607           57       497,677
                                                                               -----------  ---------    ---------    ----------
                     Net assets applicable to annuity contract owners .......  $15,411,423  2,802,907    2,080,388    34,087,961
                                                                               ===========  =========    =========    ==========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ................................      601,368          0            0       246,418
Contracts in accumulation period ............................................   14,810,055  2,802,907    2,080,388    33,841,543
                                                                               -----------  ---------    ---------    ----------
                     Total Contract Owners' equity ..........................  $15,411,423  2,802,907    2,080,388    34,087,961
                                                                               ===========  =========    =========    ==========

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                               ---------------------------------------
                                                                                                             FRANKLIN
                                                                                                            LARGE CAP
                                                                               FIDELITY VIP   FIDELITY VIP    GROWTH
                                                                               EQUITY INCOME     MID CAP    SECURITIES
                                                                               -------------  ------------  ----------
                                     ASSETS
Investments in shares of the American Century Variable Portfolios, Inc.:
          Ultra Fund, 1,682,478 shares at net asset value
                   of $9.16 per share (cost $14,072,499) ....................             -             -            -
          Value Fund, 360,272 shares at net asset value
                   of $7.78 per share (cost $2,398,214) .....................             -             -            -
Investments in shares of the Credit Suisse Trust:
          Global Post-Venture Capital Portfolio, 220,147 shares at net asset
                   value of $9.45 per share (cost $2,126,345) ...............             -             -            -
Investments in shares of the Fidelity Variable Insurance Products Funds:
          VIP Contrafund Portfolio, 1,486,611 shares at net asset value
                   of $22.93 per share (cost $31,639,252) ...................             -             -            -
          VIP Equity Income Portfolio, 2,470,043 shares at net asset value
                   of $22.96 per share (cost $50,889,128) ...................    56,712,188             -            -
          VIP Mid Cap Portfolio, 1,342,901 shares at net asset value
                   of $23.97 per share (cost $25,521,865) ...................             -    32,189,329            -
Investments in shares of the Franklin Templeton Variable Insurance
             Products Fund:
          Large Cap Growth Securities Fund, 86,706 shares at net asset value
                   of $13.87 per share (cost $1,083,333) ....................             -             -    1,202,613
                                                                                 ----------    ----------    ---------
                                                                                 56,712,188    32,189,329    1,202,613
Receivable from Minnesota Life for contract purchase payments ...............       367,876        78,329        7,658
Receivable for investments sold .............................................             -             -            -
                                                                                 ----------    ----------    ---------
                     Total Assets ...........................................    57,080,064    32,267,658    1,210,271
                                                                                 ----------    ----------    ---------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges .............................................       368,001        78,359        7,663
Payable for investments purchased ...........................................             -             -            -
                                                                                 ----------    ----------    ---------
                     Total Liabilities ......................................       368,001        78,359        7,663
                                                                                 ----------    ----------    ---------
                     Net assets applicable to annuity contract owners .......    56,712,063    32,189,299    1,202,608
                                                                                 ==========    ==========    =========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ................................       982,048       410,190            0
Contracts in accumulation period ............................................    55,730,015    31,779,109    1,202,608
                                                                                 ----------    ----------    ---------
                     Total Contract Owners' equity ..........................    56,712,063    32,189,299    1,202,608
                                                                                 ==========    ==========    =========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                       -----------------------------------------------------
                                                                                                  TEMPLETON
                                                                                     FRANKLIN     DEVELOPING   TEMPLETON
                                                                        FRANKLIN   MUTUAL SHARES   MARKETS    GLOBAL ASSET
                                                                        SMALL CAP   SECURITIES    SECURITIES   ALLOCATION
                                                                       ----------- -------------  ----------  ------------
                                     ASSETS
Investments in shares of the Franklin Templeton Variable Insurance
 Products Fund:
          Small Cap Fund, 773,923 shares at net asset value
                   of $17.43 per share (cost $12,565,037) ...........   13,489,473            -            -            -
          Mutual Shares Securities Fund, 184,879 shares at net
                   asset value of $14.89 per share (cost $2,435,853)             -    2,752,847            -            -
          Developing Market Securities Fund, 1,822,227 shares at net
                   asset value of $7.09 per share (cost $10,924,963)             -            -   12,919,592            -
          Global Asset Allocation Fund, 321,089 shares at net
                   asset value of $18.64 per share (cost $5,023,794)             -            -            -    5,985,105
Investments in shares of the Janus Aspen Series:
          Balanced Portfolio, 88,855 shares at net asset value
                   of $23.82 per share (cost $1,977,776) ............            -            -            -            -
          Capital Appreciation Portfolio, 904,189 shares at net
                   asset value of $20.68 per share (cost $24,562,924)            -            -            -            -
          International Growth Portfolio, 707,952 shares at net
                   asset value of $22.89 per share (cost $21,288,969)            -            -            -            -
                                                                       -----------    ---------   ----------    ---------
                                                                        13,489,473    2,752,847   12,919,592    5,985,105
Receivable from Minnesota Life for contract purchase payments .......       20,825       20,354            -          898
Receivable for investments sold .....................................            -            -       11,885            -
                                                                       -----------    ---------   ----------    ---------
                     Total Assets ...................................   13,510,298    2,773,201   12,931,477    5,986,003
                                                                       -----------    ---------   ----------    ---------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges .............            -            -       11,895            -
Payable for investments purchased ...................................       20,837       20,365            -          898
                                                                       -----------    ---------   ----------    ---------
                     Total Liabilities ..............................       20,837       20,365       11,895          898
                                                                       -----------    ---------   ----------    ---------
                     Net assets applicable to annuity contract owners  $13,489,461    2,752,836   12,919,582    5,985,105
                                                                       ===========    =========   ==========    =========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ........................       78,560            -      302,194       51,918
Contracts in accumulation period ....................................   13,410,901    2,752,836   12,617,388    5,933,187
                                                                       -----------    ---------   ----------    ---------
                     Total Contract Owners' equity ..................  $13,489,461    2,752,836   12,919,582    5,985,105
                                                                       ===========    =========   ==========    =========

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                       ----------------------------------------

                                                                          JANUS        JANUS       JANUS ASPEN
                                                                          ASPEN    ASPEN CAPITAL  INTERNATIONAL
                                                                        BALANCED   APPRECIATION      GROWTH
                                                                       ----------  -------------  -------------
                                     ASSETS
Investments in shares of the Franklin Templeton Variable Insurance
 Products Fund:
          Small Cap Fund, 773,923 shares at net asset value
                   of $17.43 per share (cost $12,565,037) ...........           -            -              -
          Mutual Shares Securities Fund, 184,879 shares at net
                   asset value of $14.89 per share (cost $2,435,853)            -            -              -
          Developing Market Securities Fund, 1,822,227 shares at net
                   asset value of $7.09 per share (cost $10,924,963)            -            -              -
          Global Asset Allocation Fund, 321,089 shares at net
                   asset value of $18.64 per share (cost $5,023,794)            -            -              -
Investments in shares of the Janus Aspen Series:
          Balanced Portfolio, 88,855 shares at net asset value
                   of $23.82 per share (cost $1,977,776) ............   2,116,527            -              -
          Capital Appreciation Portfolio, 904,189 shares at net
                   asset value of $20.68 per share (cost $24,562,924)           -   18,698,618              -
          International Growth Portfolio, 707,952 shares at net
                   asset value of $22.89 per share (cost $21,288,969)           -            -     16,205,022
                                                                        ---------   ----------     ----------
                                                                        2,116,527   18,698,618     16,205,022
Receivable from Minnesota Life for contract purchase payments .......           -            -         12,470
Receivable for investments sold .....................................      18,626       25,145              -
                                                                        ---------   ----------     ----------
                     Total Assets ...................................   2,135,153   18,723,763     16,217,492
                                                                        ---------   ----------     ----------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges .............      18,633       25,149              -
Payable for investments purchased ...................................           -            -         12,474
                                                                        ---------   ----------     ----------
                     Total Liabilities ..............................      18,633       25,149         12,474
                                                                        ---------   ----------     ----------
                     Net assets applicable to annuity contract owners   2,116,520   18,698,614     16,205,018
                                                                        =========   ==========     ==========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ........................           -      132,909        131,767
Contracts in accumulation period ....................................   2,116,520   18,565,705     16,073,251
                                                                        ---------   ----------     ----------
                     Total Contract Owners' equity ..................   2,116,520   18,698,614     16,205,018
                                                                        =========   ==========     ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                              ----------------------------------------------
                                                                                  MFS         MFS        MFS
                                                                               INVESTORS    MID CAP      NEW         MFS
                                                                              GROWTH STOCK  GROWTH    DISCOVERY     VALUE
                                                                              ------------  --------  ----------  ----------
                                     ASSETS
Investments in shares of the MFS Variable Insurance Trust:
          Investors Growth Stock Series, 170,692 shares at net asset value
                   of $8.57 per share (cost $1,359,909) ....................    1,462,828          -           -           -
          Mid Cap Growth Series, 152,465 shares at net asset value
                   of $6.12 per share (cost $863,743) ......................            -    933,087           -           -
          New Discovery Series, 422,990 shares at net asset value
                   of $13.85 per share (cost $5,457,299) ...................            -          -   5,858,409           -
          Value Series, 216,912 shares at net asset value
                   of $10.73 per share (cost $1,989,910) ...................            -          -           -   2,327,465
Investments in shares of the Oppenheimer Variable Account Funds:
          Capital Appreciation Fund, 72,393 shares at net asset value
                   of $34.53 per share (cost $2,227,220) ...................            -          -           -           -
          High Income Fund, 910,849 shares at net asset value
                   of $8.58 per share (cost $7,361,536) ....................            -          -           -           -
Investments in shares of the Panorama Series Funds, Inc:
          International Growth, 1,634,097 shares at net asset value
                   of $1.16 per share (cost $1,689,473) ....................            -          -           -           -
                                                                               ----------   --------  ----------  ----------
                                                                                1,462,828    933,087   5,858,409   2,327,465
Receivable from Minnesota Life for contract purchase payments ..............           62          -           -      22,018
Receivable for investments sold ............................................            -          5     358,788           -
                                                                               ----------   --------  ----------  ----------
                     Total Assets ..........................................    1,462,890    933,092   6,217,197   2,349,483
                                                                               ----------   --------  ----------  ----------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ............................................            -          9     358,823           -
Payable for investments purchased ..........................................           66          -           -      22,024
                                                                               ----------   --------  ----------  ----------
                     Total Liabilities .....................................           66          9     358,823      22,024
                                                                               ----------   --------  ----------  ----------
                     Net assets applicable to annuity contract owners ......   $1,462,824    933,083   5,858,374   2,327,459
                                                                               ==========   ========  ==========  ==========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...............................            -          -     161,299           -
Contracts in accumulation period ...........................................    1,462,824    933,083   5,697,075   2,327,459
                                                                               ----------   --------  ----------  ----------
                     Total Contract Owners' equity .........................   $1,462,824    933,083   5,858,374   2,327,459
                                                                               ==========   ========  ==========  ==========

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                              ----------------------------------------
                                                                              OPPENHEIMER                 OPPENHEIMER
                                                                                CAPITAL     OPPENHEIMER  INTERNATIONAL
                                                                              APPRECIATION  HIGH INCOME      GROWTH
                                                                              ------------  -----------  -------------
                                     ASSETS
Investments in shares of the MFS Variable Insurance Trust:
          Investors Growth Stock Series, 170,692 shares at net asset value
                   of $8.57 per share (cost $1,359,909) ....................            -            -             -
          Mid Cap Growth Series, 152,465 shares at net asset value
                   of $6.12 per share (cost $863,743) ......................            -            -             -
          New Discovery Series, 422,990 shares at net asset value
                   of $13.85 per share (cost $5,457,299) ...................            -            -             -
          Value Series, 216,912 shares at net asset value
                   of $10.73 per share (cost $1,989,910) ...................            -            -             -
Investments in shares of the Oppenheimer Variable Account Funds:
          Capital Appreciation Fund, 72,393 shares at net asset value
                   of $34.53 per share (cost $2,227,220) ...................    2,499,725            -             -
          High Income Fund, 910,849 shares at net asset value
                   of $8.58 per share (cost $7,361,536) ....................            -    7,815,081             -
Investments in shares of the Panorama Series Funds, Inc:
          International Growth, 1,634,097 shares at net asset value
                   of $1.16 per share (cost $1,689,473) ....................            -            -     1,895,553
                                                                               ----------    ---------     ---------
                                                                                2,499,725    7,815,081     1,895,553
Receivable from Minnesota Life for contract purchase payments ..............       21,223      159,904        55,254
Receivable for investments sold ............................................            -            -             -
                                                                               ----------    ---------     ---------
                     Total Assets ..........................................    2,520,948    7,974,985     1,950,807
                                                                               ----------    ---------     ---------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ............................................            -            -             -
Payable for investments purchased ..........................................       21,227      159,945        55,261
                                                                               ----------    ---------     ---------
                     Total Liabilities .....................................       21,227      159,945        55,261
                                                                               ----------    ---------     ---------
                     Net assets applicable to annuity contract owners ......    2,499,721    7,815,040     1,895,546
                                                                               ==========    =========     =========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...............................            -      181,519             -
Contracts in accumulation period ...........................................    2,499,721    7,633,521     1,895,546
                                                                               ----------    ---------     ---------
                     Total Contract Owners' equity .........................    2,499,721    7,815,040     1,895,546
                                                                               ==========    =========     =========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      Statements of Assets and Liabilities
                                December 31, 2003

                                                                                                SEGREGATED SUB-ACCOUNTS
                                                                                  --------------------------------------------------
                                                                                  PUTNAM VT     PUTNAM VT      PUTNAM VT   PUTNAM VT
                                                                                  GROWTH AND  INTERNATIONAL       NEW         NEW
                                                                                    INCOME       EQUITY      OPPORTUNITIES   VALUE
                                                                                  ----------  -------------  ------------- ---------
                                     ASSETS
Investments in shares of the Putnam Variable Trust:
          Putnam VT Growth and Income Fund, 53,070 shares at net asset value
                   of $23.26 per share (cost $1,055,293) .......................   1,234,415            -             -            -
          Putnam VT International Equity Fund, 565,933 shares at net asset value
                   of $12.85 per share (cost $6,334,584) .......................           -    7,272,245             -            -
          Putnam VT New Opportunities Fund, 19,383 shares at net asset value
                   of $15.23 per share (cost $263,517) .........................           -            -       295,199            -
          Putnam VT New Value Fund, 62,361 shares at net asset value
                   of $14.27 per share (cost $775,393) .........................           -            -             -      889,896
          Putnam VT Voyager Fund, 24,470 shares at net asset value
                   of $25.96 per share (cost $571,364) .........................           -            -             -            -
Investments in shares of the Van Kampen Funds:
          Growth and Income Portfolio, 14,843 shares at net asset value
                   of $17.03 per share (cost $225,414) .........................           -            -             -            -
          Emerging Growth Portfolio, 5,900 shares at net asset value
                   of $24.20 per share (cost $139,922) .........................           -            -             -            -
                                                                                  ----------   ----------       -------    ---------
                                                                                   1,234,415    7,272,245       295,199      889,896
Receivable from Minnesota Life for contract purchase payments ..................           5       88,042            20            -
Receivable for investments sold ................................................           -            -             -        3,963
                                                                                  ----------   ----------       -------    ---------
                     Total Assets ..............................................   1,234,420    7,360,287       295,219      893,859
                                                                                  ----------   ----------       -------    ---------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ................................................           -            -             -        3,966
Payable for investments purchased ..............................................           9       88,074            21            -
                                                                                  ----------   ----------       -------    ---------
                     Total Liabilities .........................................           9       88,074            21        3,966
                                                                                  ----------   ----------       -------    ---------
                     Net assets applicable to annuity contract owners ..........  $1,234,411    7,272,213       295,198      889,893
                                                                                  ==========   ==========       =======    =========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...................................           -            -             -            -
Contracts in accumulation period ...............................................   1,234,411    7,272,213       295,198      889,893
                                                                                  ----------   ----------       -------    ---------
                     Total Contract Owners' equity .............................  $1,234,411    7,272,213       295,198      889,893
                                                                                  ==========   ==========       =======    =========

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                                  ---------------------------------
                                                                                             VAN KAMPEN  VAN KAMPEN
                                                                                  PUTNAM VT  GROWTH AND   EMERGING
                                                                                   VOYAGER     INCOME      GROWTH
                                                                                  ---------  ----------  ----------
                                     ASSETS
Investments in shares of the Putnam Variable Trust:
          Putnam VT Growth and Income Fund, 53,070 shares at net asset value
                   of $23.26 per share (cost $1,055,293) .......................          -           -           -
          Putnam VT International Equity Fund, 565,933 shares at net asset value
                   of $12.85 per share (cost $6,334,584) .......................          -           -           -
          Putnam VT New Opportunities Fund, 19,383 shares at net asset value
                   of $15.23 per share (cost $263,517) .........................          -           -           -
          Putnam VT New Value Fund, 62,361 shares at net asset value
                   of $14.27 per share (cost $775,393) .........................          -           -           -
          Putnam VT Voyager Fund, 24,470 shares at net asset value
                   of $25.96 per share (cost $571,364) .........................    635,248           -           -
Investments in shares of the Van Kampen Funds:
          Growth and Income Portfolio, 14,843 shares at net asset value
                   of $17.03 per share (cost $225,414) .........................          -     252,780           -
          Emerging Growth Portfolio, 5,900 shares at net asset value
                   of $24.20 per share (cost $139,922) .........................          -           -     142,786
                                                                                  ---------  ----------  ----------
                                                                                    635,248     252,780     142,786
Receivable from Minnesota Life for contract purchase payments ..................         90           -           -
Receivable for investments sold ................................................          -          12           7
                                                                                  ---------  ----------  ----------
                     Total Assets ..............................................    635,338     252,792     142,793
                                                                                  ---------  ----------  ----------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ................................................          -          13           8
Payable for investments purchased ..............................................         91           -           -
                                                                                  ---------  ----------  ----------
                     Total Liabilities .........................................         91          13           8
                                                                                  ---------  ----------  ----------
                     Net assets applicable to annuity contract owners ..........    635,247     252,779     142,785
                                                                                  =========  ==========  ==========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...................................          -           -           -
Contracts in accumulation period ...............................................    635,247     252,779     142,785
                                                                                  ---------  ----------  ----------
                     Total Contract Owners' equity .............................    635,247     252,779     142,785
                                                                                  =========  ==========  ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                           ---------------------------------------------------------
                                                                                                                      WADDELL & REED
                                                                           VAN KAMPEN  WADDELL & REED  WADDELL & REED    SMALL CAP
                                                                            COMSTOCK       GROWTH       CORE EQUITY        GROWTH
                                                                           ----------  --------------  -------------- --------------
                                     ASSETS
Investments in shares of the Van Kampen Funds:
          Comstock Portfolio, 128,311 shares at net
                   asset value of $11.75 per share (cost $1,361,606) ....   1,507,659              -               -               -
Investments in shares of the Waddell & Reed Target Funds, Inc:
          Growth Portfolio, 23,635,353 shares at net
                   asset value of $8.13 per share (cost $233,039,881) ...           -    192,077,425               -               -
          Core Equity Portfolio, 1,229,165 shares at net asset value
                   of $9.40 per share (cost $13,653,771) ................           -              -      11,553,657               -
          Small Cap Growth Portfolio, 9,559,858 shares at net
                   asset value of $8.47 per share (cost $102,420,510) ....          -              -               -      80,974,863
          Balanced Portfolio, 34,521,264 shares at net asset value
                   of $7.15 per share (cost $277,681,922) ...............           -              -               -               -
          International II Portfolio, 9,161,611 shares at net
                   asset value of $15.89 per share (cost $136,969,456) ..           -              -               -               -
          International Portfolio, 161,685 shares at net
                   asset value of $5.87 per share (cost $905,526) .......           -              -               -               -
                                                                           ----------  -------------   -------------  --------------
                                                                            1,507,659    192,077,425      11,553,657      80,974,863
Receivable from Minnesota Life for contract purchase payments ...........      24,435              -               -               -
Receivable for investments sold .........................................           -         29,131          47,624          21,810
                                                                           ----------  -------------   -------------  --------------
                     Total Assets .......................................   1,532,094    192,106,556      11,601,281      80,996,673
                                                                           ----------  -------------   -------------  --------------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges .................           -         29,141          47,625          21,815
Payable for investments purchased .......................................      24,445              -               -               -
                                                                           ----------  -------------   -------------  --------------
                     Total Liabilities ..................................      24,445         29,141          47,625          21,815
                                                                           ----------  -------------   -------------  --------------
                     Net assets applicable to annuity contract owners ...  $1,507,649    192,077,415      11,553,656      80,974,858
                                                                           ==========  =============   =============  ==============

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ............................           -      2,218,098         362,540       1,189,017
Contracts in accumulation period ........................................   1,507,649    189,859,317      11,191,116      79,785,841
                                                                           ----------  -------------   -------------  --------------
                     Total Contract Owners' equity ......................  $1,507,649    192,077,415      11,553,656      80,974,858
                                                                           ==========  =============   =============  ==============

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                           -------------------------------------------------

                                                                           WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                                              BALANCED     INTERNATIONAL II  INTERNATIONAL
                                                                           --------------  ----------------  --------------
                                     ASSETS
Investments in shares of the Van Kampen Funds:
          Comstock Portfolio, 128,311 shares at net
                   asset value of $11.75 per share (cost $1,361,606) ....               -                -              -
Investments in shares of the Waddell & Reed Target Funds, Inc:
          Growth Portfolio, 23,635,353 shares at net
                   asset value of $8.13 per share (cost $233,039,881) ...               -                -              -
          Core Equity Portfolio, 1,229,165 shares at net asset value
                   of $9.40 per share (cost $13,653,771) ................               -                -              -
          Small Cap Growth Portfolio, 9,559,858 shares at net
                   asset value of $8.47 per share (cost $102,420,510) ...               -                -              -
          Balanced Portfolio, 34,521,264 shares at net asset value
                   of $7.15 per share (cost $277,681,922) ...............     246,795,963                -              -
          International II Portfolio, 9,161,611 shares at net
                   asset value of $15.89 per share (cost $136,969,456) ..               -      145,621,059              -
          International Portfolio, 161,685 shares at net
                   asset value of $5.87 per share (cost $905,526) .......               -                -        949,447
                                                                           --------------   --------------     ----------
                                                                              246,795,963      145,621,059        949,447
Receivable from Minnesota Life for contract purchase payments ...........               -                -         47,114
Receivable for investments sold .........................................         127,639           66,817              -
                                                                           --------------   --------------     ----------
                     Total Assets .......................................     246,923,602      145,687,876        996,561
                                                                           --------------   --------------     ----------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations,
  withdrawal payments and mortality and expense charges .................         127,656           66,869              -
Payable for investments purchased .......................................               -                -         47,119
                                                                           --------------   --------------     ----------
                     Total Liabilities ..................................         127,656           66,869         47,119
                                                                           --------------   --------------     ----------
                     Net assets applicable to annuity contract owners ...     246,795,946      145,621,007        949,442
                                                                           ==============   ==============     ==========

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ............................       4,663,830        1,710,103              -
Contracts in accumulation period ........................................     242,132,116      143,910,904        949,442
                                                                           --------------   --------------     ----------
                     Total Contract Owners' equity ......................     246,795,946      145,621,007        949,442
                                                                           ==============   ==============     ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                              ----------------------------------------------
                                                                              WADDELL & REED  WADDELL & REED
                                                                                 MICRO-CAP      SMALL CAP     WADDELL & REED
                                                                                  GROWTH          VALUE           VALUE
                                                                              --------------  --------------  --------------
                                     ASSETS
Investments in shares of the Waddell & Reed Target Funds, Inc:
          Micro-Cap Growth Portfolio, 1,731,047 shares at net asset value
                   of $13.45 per share (cost $27,875,793) ..................      23,278,425               -               -
          Small Cap Value Portfolio, 2,422,510 shares at net asset value
                   of $15.20 per share (cost $28,443,930) ..................               -      36,825,304               -
          Value Portfolio, 12,494,679 shares at net asset value
                   of $5.48 per share (cost $69,099,987) ...................               -               -      68,458,350
          Science & Technology Portfolio, 32,829 shares at net asset value
                   of $12.39 per share (cost $392,323) .....................               -               -               -
          Asset Strategy Portfolio, 67,124 shares at net asset value
                   of $6.92 per share (cost $451,102) ......................               -               -               -
                                                                              --------------  --------------  --------------
                                                                                  23,278,425      36,825,304      68,458,350
Receivable from Minnesota Life for contract purchase payments ..............               -               -               -
Receivable for investments sold ............................................           6,710           3,984         126,839
                                                                              --------------  --------------  --------------
                     Total Assets ..........................................      23,285,135      36,829,288      68,585,189
                                                                              --------------  --------------  --------------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ............................................           6,716           4,001         126,843
Payable for investments purchased ..........................................               -               -               -
                                                                              --------------  --------------  --------------
                     Total Liabilities .....................................           6,716           4,001         126,843
                                                                              --------------  --------------  --------------
                     Net assets applicable to annuity contract owners ......  $   23,278,419      36,825,287      68,458,346
                                                                              ==============  ==============  ==============

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...............................         191,294         615,231         990,295
Contracts in accumulation period ...........................................      23,087,125      36,210,056      67,468,051
                                                                              --------------  --------------  --------------
                     Total Contract Owners' equity .........................  $   23,278,419      36,825,287      68,458,346
                                                                              ==============  ==============  ==============

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                              ------------------------------
                                                                              WADDELL & REED  WADDELL & REED
                                                                                 SCIENCE &        ASSET
                                                                                TECHNOLOGY       STRATEGY
                                                                              --------------  --------------
                                     ASSETS
Investments in shares of the Waddell & Reed Target Funds, Inc:
          Micro-Cap Growth Portfolio, 1,731,047 shares at net asset value
                   of $13.45 per share (cost $27,875,793) ..................               -               -
          Small Cap Value Portfolio, 2,422,510 shares at net asset value
                   of $15.20 per share (cost $28,443,930) ..................               -               -
          Value Portfolio, 12,494,679 shares at net asset value
                   of $5.48 per share (cost $69,099,987) ...................               -               -
          Science & Technology Portfolio, 32,829 shares at net asset value
                   of $12.39 per share (cost $392,323) .....................         406,686               -
          Asset Strategy Portfolio, 67,124 shares at net asset value .......
                   of $6.92 per share (cost $451,102) ......................               -         464,747
                                                                              --------------  --------------
                                                                                     406,686         464,747
Receivable from Minnesota Life for contract purchase payments ..............           2,160               -
Receivable for investments sold ............................................               -              19
                                                                              --------------  --------------
                     Total Assets ..........................................         408,846         464,766
                                                                              --------------  --------------

                                   LIABILITIES
Payable to Minnesota Life for contract terminations, withdrawal payments and
  mortality and expense charges ............................................               -              20
Payable for investments purchased ..........................................           2,162               -
                                                                              --------------  --------------
                     Total Liabilities .....................................           2,162              20
                                                                              --------------  --------------
                     Net assets applicable to annuity contract owners ......         406,684         464,746
                                                                              ==============  ==============

                             CONTRACT OWNERS' EQUITY
Contracts in annuity payment period (note 2) ...............................               -               -
Contracts in accumulation period ...........................................         406,684         464,746
                                                                              --------------  --------------
                     Total Contract Owners' equity .........................         406,684         464,746
                                                                              ==============  ==============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                             -------------------------------------------------------

                                                                                             ADVANTUS      ADVANTUS      ADVANTUS
                                                                               ADVANTUS        MONEY       MORTGAGE        INDEX
                                                                                 BOND         MARKET      SECURITIES        500
                                                                             ------------  ------------  ------------  ------------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....  $          -       338,205             -             -
          Mortality and expense charges and administrative charges (note 3)    (1,921,815)     (672,496)   (2,101,590)   (2,421,654)
                                                                             ------------  ------------  ------------  ------------
                  Investment income (loss) - net ..........................    (1,921,815)     (334,291)   (2,101,590)   (2,421,654)
                                                                             ------------  ------------  ------------  ------------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .             -             -             -             -
                                                                             ------------  ------------  ------------  ------------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................    31,999,179    57,655,422    40,213,815    33,870,308
                                  Cost of investments sold ................   (29,389,641)  (57,655,422)  (36,571,768)  (36,562,985)
                                                                             ------------  ------------  ------------  ------------
                                                                                2,609,538             -     3,642,047    (2,692,677)
                                                                             ------------  ------------  ------------  ------------
                  Net realized gains (losses) on investments ..............     2,609,538             -     3,642,047    (2,692,677)
                                                                             ------------  ------------  ------------  ------------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................     5,299,819             -     3,051,086    55,508,108
                                                                             ------------  ------------  ------------  ------------
                  Net gains on investments ................................     7,909,357             -     6,693,133    52,815,431
                                                                             ------------  ------------  ------------  ------------
Net increase in net assets resulting from operations ......................  $  5,987,542      (334,291)    4,591,543    50,393,777
                                                                             ============  ============  ============  ============

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                             -------------------------------------------
                                                                               ADVANTUS       ADVANTUS
                                                                               MATURING       MATURING        ADVANTUS
                                                                              GOVERNMENT     GOVERNMENT    INTERNATIONAL
                                                                              BOND 2006       BOND 2010         BOND
                                                                             ------------   ------------   -------------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....             -              -               -
          Mortality and expense charges and administrative charges (note 3)      (129,822)      (118,328)       (652,801)
                                                                             ------------   ------------   -------------
                  Investment income (loss) - net ..........................      (129,822)      (118,328)       (652,801)
                                                                             ------------   ------------   -------------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .             -              -               -
                                                                             ------------   ------------   -------------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................     2,527,167      3,583,710       8,865,111
                                  Cost of investments sold ................    (2,210,002)    (3,112,346)     (7,490,263)
                                                                             ------------   ------------   -------------
                                                                                  317,165        471,364       1,374,848
                                                                             ------------   ------------   -------------
                  Net realized gains (losses) on investments ..............       317,165        471,364       1,374,848
                                                                             ------------   ------------   -------------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................       (97,362)      (211,021)      8,111,383
                                                                             ------------   ------------   -------------
                  Net gains on investments ................................       219,803        260,343       9,486,231
                                                                             ------------   ------------   -------------
Net increase in net assets resulting from operations ......................        89,981        142,015       8,833,430
                                                                             ============   ============   =============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                            SEGREGATED SUB-ACCOUNTS
                                                                             -----------------------------------------------------
                                                                                            ADVANTUS
                                                                              ADVANTUS       REAL         AIM V.I.
                                                                              INDEX 400      ESTATE      AGGRESSIVE     AIM V.I.
                                                                               MID-CAP     SECURITIES      GROWTH       BALANCED
                                                                             -----------   -----------   -----------   -----------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....  $         -             -             -        23,689
          Mortality and expense charges and administrative charges (note 3)     (249,297)     (412,687)       (5,676)       (8,144)
                                                                             -----------   -----------   -----------   -----------
                  Investment income (loss) - net ..........................     (249,297)     (412,687)       (5,676)       15,545
                                                                             -----------   -----------   -----------   -----------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .            -             -             -             -
                                                                             -----------   -----------   -----------   -----------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................    8,624,709     4,201,952       154,219        68,971
                                  Cost of investments sold ................   (9,349,520)   (3,601,222)     (133,452)      (66,051)
                                                                             -----------   -----------   -----------   -----------
                                                                                (724,811)      600,730        20,767         2,920
                                                                             -----------   -----------   -----------   -----------
                  Net realized gains (losses) on investments ..............     (724,811)      600,730        20,767         2,920
                                                                             -----------   -----------   -----------   -----------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................    6,768,700    11,133,743        94,016        77,134
                                                                             -----------   -----------   -----------   -----------
                  Net gains on investments ................................    6,043,889    11,734,473       114,783        80,054
                                                                             -----------   -----------   -----------   -----------
Net increase in net assets resulting from operations ......................  $ 5,794,592    11,321,786       109,107        95,599
                                                                             ===========   ===========   ===========   ===========

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                             ---------------------------------------
                                                                               AIM V.I.                   AMERICAN
                                                                                DENT         AIM V.I.     CENTURY
                                                                             DEMOGRAPHIC     PREMIER       INCOME
                                                                               TRENDS        EQUITY      AND GROWTH
                                                                             -----------   -----------   -----------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....            -         1,086         4,142
          Mortality and expense charges and administrative charges (note 3)       (3,360)       (5,053)      (12,176)
                                                                             -----------   -----------   -----------
                  Investment income (loss) - net ..........................       (3,360)       (3,967)       (8,034)
                                                                             -----------   -----------   -----------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .            -             -             -
                                                                             -----------   -----------   -----------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................      132,783       169,907        31,621
                                  Cost of investments sold ................     (125,721)     (167,431)      (29,705)
                                                                             -----------   -----------   -----------
                                                                                   7,062         2,476         1,916
                                                                             -----------   -----------   -----------
                  Net realized gains (losses) on investments ..............        7,062         2,476         1,916
                                                                             -----------   -----------   -----------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................       59,800        80,888       272,684
                                                                             -----------   -----------   -----------
                  Net gains on investments ................................       66,862        83,364       274,600
                                                                             -----------   -----------   -----------
Net increase in net assets resulting from operations ......................       63,502        79,397       266,566
                                                                             ===========   ===========   ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                             ---------------------------------------------
                                                                                                             CREDIT SUISSE
                                                                               AMERICAN        AMERICAN           GLOBAL
                                                                               CENTURY          CENTURY       POST-VENTURE
                                                                                ULTRA            VALUE          CAPITAL
                                                                             -------------   -------------   -------------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....  $           -           8,302               -
          Mortality and expense charges and administrative charges (note 3)        (91,006)        (18,755)        (14,227)
                                                                             -------------   -------------   -------------
                  Investment income (loss) - net ..........................        (91,006)        (10,453)        (14,227)
                                                                             -------------   -------------   -------------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .              -               -               -
                                                                             -------------   -------------   -------------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................        420,678         202,113         106,697
                                  Cost of investments sold ................       (388,848)       (185,043)       (161,695)
                                                                             -------------   -------------   -------------
                                                                                    31,830          17,070         (54,998)
                                                                             -------------   -------------   -------------
                  Net realized gains (losses) on investments ..............         31,830          17,070         (54,998)
                                                                             -------------   -------------   -------------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................      1,505,616         412,718         475,620
                                                                             -------------   -------------   -------------
                  Net gains on investments ................................      1,537,446         429,788         420,622
                                                                             -------------   -------------   -------------
Net increase in net assets resulting from operations ......................  $   1,446,440         419,335         406,395
                                                                             =============   =============   =============

                                                                                               SEGREGATED SUB-ACCOUNTS
                                                                             -------------------------------------------------------
                                                                                                                          FRANKLIN
                                                                                                                          LARGE CAP
                                                                             FIDELITY VIP   FIDELITY VIP   FIDELITY VIP    GROWTH
                                                                              CONTRAFUND   EQUITY INCOME      MID CAP    SECURITIES
                                                                             ------------  -------------  -------------  ----------
Investment income (loss):
          Investment income distributions from underlying mutual fund .....        72,322        487,572         58,873       2,243
          Mortality and expense charges and administrative charges (note 3)      (337,713)      (488,107)      (309,739)     (6,748)
                                                                             ------------  -------------  -------------  ----------
                  Investment income (loss) - net ..........................      (265,391)          (535)      (250,866)     (4,505)
                                                                             ------------  -------------  -------------  ----------

Realized and unrealized gains (losses) on investments - net:
                  Realized gain distributions from underlying mutual fund .             -              -              -           -
                                                                             ------------  -------------  -------------  ----------
                  Realized gains (losses) on sales of investments:
                                  Proceeds from sales .....................     3,045,775      5,132,155      4,030,359      53,712
                                  Cost of investments sold ................    (3,422,767)    (5,659,268)    (3,974,709)    (56,925)
                                                                             ------------  -------------  -------------  ----------
                                                                                 (376,992)      (527,113)        55,650      (3,213)
                                                                             ------------  -------------  -------------  ----------
                  Net realized gains (losses) on investments ..............      (376,992)      (527,113)        55,650      (3,213)
                                                                             ------------  -------------  -------------  ----------

                  Net change in unrealized appreciation or depreciation
                     on investments .......................................     7,046,174     10,934,061      8,176,961     130,608
                                                                             ------------  -------------  -------------  ----------
                  Net gains on investments ................................     6,669,182     10,406,948      8,232,611     127,395
                                                                             ------------  -------------  -------------  ----------
Net increase in net assets resulting from operations ......................     6,403,791     10,406,413      7,981,745     122,890
                                                                             ============  =============  =============  ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                        ------------------------------------------------------------
                                                                                                         TEMPLETON
                                                                                          FRANKLIN       DEVELOPING      TEMPLETON
                                                                         FRANKLIN      MUTUAL SHARES      MARKETS       GLOBAL ASSET
                                                                         SMALL CAP       SECURITIES      SECURITIES      ALLOCATION
                                                                        ------------   -------------    -----------     ------------
Investment income (loss):
   Investment income distributions from underlying mutual fund .....    $         -          10,835          98,248         111,903
   Mortality and expense charges and administrative charges
     (note 3) ......................................................       (126,765)        (17,974)       (114,668)        (59,505)
                                                                        -----------     -----------     -----------     -----------
      Investment income (loss) - net ...............................       (126,765)         (7,139)        (16,420)         52,398
                                                                        -----------     -----------     -----------     -----------

Realized and unrealized gains (losses) on investments - net:
      Realized gain distributions from underlying mutual fund ......              -               -               -               -
                                                                        -----------     -----------     -----------     -----------
      Realized gains (losses) on sales of investments:
               Proceeds from sales .................................      1,326,185         111,715       7,971,320       1,029,563
               Cost of investments sold ............................     (1,590,034)       (105,446)     (7,949,196)     (1,040,067)
                                                                        -----------     -----------     -----------     -----------
                                                                           (263,849)          6,269          22,124         (10,504)
                                                                        -----------     -----------     -----------     -----------
      Net realized gains (losses) on investments ...................       (263,849)          6,269          22,124         (10,504)
                                                                        -----------     -----------     -----------     -----------

      Net change in unrealized appreciation or depreciation
         on investments ............................................      3,443,157         334,759       4,007,474       1,250,618
                                                                        -----------     -----------     -----------     -----------
      Net gains on investments .....................................      3,179,308         341,028       4,029,598       1,240,114
                                                                        -----------     -----------     -----------     -----------
Net increase in net assets resulting from operations ...............    $ 3,052,543         333,889       4,013,178       1,292,512
                                                                        ===========     ===========     ===========     ===========

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                        -------------------------------------------
                                                                           JANUS           JANUS        JANUS ASPEN
                                                                           ASPEN       ASPEN CAPITAL   INTERNATIONAL
                                                                          BALANCED      APPRECIATION      GROWTH
                                                                        ------------   -------------   ------------
Investment income (loss):
   Investment income distributions from underlying mutual fund .....    $    27,906          42,750         135,910
   Mortality and expense charges and administrative charges
     (note 3) ......................................................        (17,643)       (230,142)       (179,750)
                                                                        -----------     -----------     -----------
      Investment income (loss) - net ...............................         10,263        (187,392)        (43,840)
                                                                        -----------     -----------     -----------

Realized and unrealized gains (losses) on investments - net:
      Realized gain distributions from underlying mutual fund ......              -               -               -
                                                                        -----------     -----------     -----------
      Realized gains (losses) on sales of investments:
               Proceeds from sales .................................        188,545       4,512,998       5,240,036
               Cost of investments sold ............................       (182,853)     (7,407,052)     (7,811,045)
                                                                        -----------     -----------     -----------
                                                                              5,692      (2,894,054)     (2,571,009)
                                                                        -----------     -----------     -----------
      Net realized gains (losses) on investments ...................          5,692      (2,894,054)     (2,571,009)
                                                                        -----------     -----------     -----------

      Net change in unrealized appreciation or depreciation
         on investments ............................................        152,245       6,104,992       6,726,122
                                                                        -----------     -----------     -----------
      Net gains on investments .....................................        157,937       3,210,938       4,155,113
                                                                        -----------     -----------     -----------
Net increase in net assets resulting from operations ...............        168,200       3,023,546       4,111,273
                                                                        ===========     ===========     ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                             SEGREGATED SUB-ACCOUNTS
                                                                          ---------------------------------------------------------
                                                                               MFS            MFS            MFS
                                                                            INVESTORS       MID CAP          NEW            MFS
                                                                          GROWTH STOCK      GROWTH        DISCOVERY        VALUE
                                                                          ------------    ----------     ----------     ----------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....    $        -              -              -          1,691
      Mortality and expense charges and administrative charges
        (note 3) ......................................................        (8,076)        (4,749)       (35,283)       (17,462)
                                                                           ----------     ----------     ----------     ----------
           Investment income (loss) - net .............................        (8,076)        (4,749)       (35,283)       (15,771)
                                                                           ----------     ----------     ----------     ----------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....             -              -              -              -
                                                                           ----------     ----------     ----------     ----------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................        29,659        152,321      2,749,917        141,812
                    Cost of investments sold ..........................       (28,253)      (136,110)    (2,539,747)      (140,605)
                                                                           ----------     ----------     ----------     ----------
                                                                                1,406         16,211        210,170          1,207
                                                                           ----------     ----------     ----------     ----------
           Net realized gains (losses) on investments .................         1,406         16,211        210,170          1,207
                                                                           ----------     ----------     ----------     ----------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................       116,595         73,827        479,483        344,065
                                                                           ----------     ----------     ----------     ----------
           Net gains on investments ...................................       118,001         90,038        689,653        345,272
                                                                           ----------     ----------     ----------     ----------
Net increase in net assets resulting from operations ..................    $  109,925         85,289        654,370        329,501
                                                                           ==========     ==========     ==========     ==========

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                           --------------------------------------------
                                                                              OPPENHEIMER                   OPPENHEIMER
                                                                                CAPITAL     OPPENHEIMER   INTERNATIONAL
                                                                             APPRECIATION   HIGH INCOME       GROWTH
                                                                           --------------   -----------   -------------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....            2,311        106,249          3,946
      Mortality and expense charges and administrative charges
        (note 3) ......................................................          (15,369)       (44,296)        (9,554)
                                                                              ----------     ----------     ----------
           Investment income (loss) - net .............................          (13,058)        61,953         (5,608)
                                                                              ----------     ----------     ----------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....                -              -              -
                                                                              ----------     ----------     ----------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................          379,982      1,113,325      3,018,447
                    Cost of investments sold ..........................         (326,873)    (1,031,887)    (2,881,139)
                                                                              ----------     ----------     ----------
                                                                                  53,109         81,438        137,308
                                                                              ----------     ----------     ----------
           Net realized gains (losses) on investments .................           53,109         81,438        137,308
                                                                              ----------     ----------     ----------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................          260,661        449,318        230,784
                                                                              ----------     ----------     ----------
           Net gains on investments ...................................          313,770        530,756        368,092
                                                                              ----------     ----------     ----------
Net increase in net assets resulting from operations ..................          300,712        592,709        362,484
                                                                              ==========     ==========     ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                              SEGREGATED SUB-ACCOUNTS
                                                                           ---------------------------------------------------------
                                                                           PUTNAM VT       PUTNAM VT      PUTNAM VT       PUTNAM VT
                                                                           GROWTH AND    INTERNATIONAL       NEW             NEW
                                                                             INCOME          EQUITY     OPPORTUNITIES       VALUE
                                                                           ----------    -------------  -------------   ------------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....    $    6,968         17,755              0          2,655
      Mortality and expense charges and administrative charges
        (note 3) ......................................................        (9,567)       (47,598)        (2,153)        (5,489)
                                                                           ----------     ----------     ----------     ----------
           Investment income (loss) - net .............................        (2,599)       (29,843)        (2,153)        (2,834)
                                                                           ----------     ----------     ----------     ----------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....             -              -              -              -
                                                                           ----------     ----------     ----------     ----------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................       170,958      2,282,956         49,258        195,536
                    Cost of investments sold ..........................      (158,607)    (2,089,063)       (41,168)      (179,468)
                                                                           ----------     ----------     ----------     ----------
                                                                               12,351        193,893          8,090         16,068
                                                                           ----------     ----------     ----------     ----------
           Net realized gains (losses) on investments .................        12,351        193,893          8,090         16,068
                                                                           ----------     ----------     ----------     ----------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................       179,755        996,407         34,101        122,395
                                                                           ----------     ----------     ----------     ----------
           Net gains on investments ...................................       192,106      1,190,300         42,191        138,463
                                                                           ----------     ----------     ----------     ----------
Net increase in net assets resulting from operations ..................    $  189,507      1,160,457         40,038        135,629
                                                                           ==========     ==========     ==========     ==========

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                           ----------------------------------------
                                                                                          VAN KAMPEN     VAN KAMPEN
                                                                            PUTNAM VT     GROWTH AND      EMERGING
                                                                             VOYAGER        INCOME         GROWTH
                                                                           ----------     ----------     ----------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....           811             31              -
      Mortality and expense charges and administrative charges
        (note 3) ......................................................        (4,973)        (1,168)          (412)
                                                                           ----------     ----------     ----------
           Investment income (loss) - net .............................        (4,162)        (1,137)          (412)
                                                                           ----------     ----------     ----------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....             -              -              -
                                                                           ----------     ----------     ----------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................        51,944         23,953         45,376
                    Cost of investments sold ..........................       (49,118)       (19,700)       (42,710)
                                                                           ----------     ----------     ----------
                                                                                2,826          4,253          2,666
                                                                           ----------     ----------     ----------
           Net realized gains (losses) on investments .................         2,826          4,253          2,666
                                                                           ----------     ----------     ----------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................        74,628         27,366          2,864
                                                                           ----------     ----------     ----------
           Net gains on investments ...................................        77,454         31,619          5,530
                                                                           ----------     ----------     ----------
Net increase in net assets resulting from operations ..................        73,292         30,482          5,118
                                                                           ==========     ==========     ==========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                          SEGREGATED SUB-ACCOUNTS
                                                                         -----------------------------------------------------------
                                                                                                                     WADDELL & REED
                                                                          VAN KAMPEN   WADDELL & REED WADDELL & REED    SMALL CAP
                                                                           COMSTOCK        GROWTH       CORE EQUITY      GROWTH
                                                                         ------------  -------------- -------------- ---------------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....  $        369          1,915         81,074              -
      Mortality and expense charges and administrative charges
        (note 3).......................................................        (5,628)    (2,207,795)      (139,705)      (837,293)
                                                                         ------------   ------------   ------------   ------------
           Investment income (loss) - net .............................        (5,259)    (2,205,880)       (58,631)      (837,293)
                                                                         ------------   ------------   ------------   ------------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....             -              -              -              -
                                                                         ------------   ------------   ------------   ------------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................        14,386    116,480,498      3,222,561     10,477,759
                    Cost of investments sold ..........................       (11,931)  (205,244,980)    (4,519,824)   (17,238,482)
                                                                         ------------   ------------   ------------   ------------
                                                                                2,455    (88,764,482)    (1,297,263)    (6,760,723)
                                                                         ------------   ------------   ------------   ------------
           Net realized gains (losses) on investments .................         2,455    (88,764,482)    (1,297,263)    (6,760,723)
                                                                         ------------   ------------   ------------   ------------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................       146,053    128,776,175      3,307,709     33,657,567
                                                                         ------------   ------------   ------------   ------------
           Net gains on investments ...................................       148,508     40,011,693      2,010,446     26,896,844
                                                                         ------------   ------------   ------------   ------------
Net increase in net assets resulting from operations ..................  $    143,249     37,805,813      1,951,815     26,059,551
                                                                         ============   ============   ============   ============

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                         ------------------------------------------------

                                                                         WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                                            BALANCED     INTERNATIONAL II   INTERNATIONAL
                                                                         --------------  ----------------  --------------
Investment income (loss):
      Investment income distributions from underlying mutual fund .....      1,602,849        2,202,555           12,613
      Mortality and expense charges and administrative charges
        (note 3) ......................................................     (2,962,958)      (1,443,390)          (1,695)
                                                                          ------------     ------------     ------------
           Investment income (loss) - net .............................     (1,360,109)         759,165           10,918
                                                                          ------------     ------------     ------------

Realized and unrealized gains (losses) on investments - net:
           Realized gain distributions from underlying mutual fund ....              -                -                -
                                                                          ------------     ------------     ------------
           Realized gains (losses) on sales of investments:
                    Proceeds from sales ...............................     46,432,526       25,305,104          405,855
                    Cost of investments sold ..........................    (58,654,631)     (29,583,746)        (377,690)
                                                                          ------------     ------------     ------------
                                                                           (12,222,105)      (4,278,642)          28,165
                                                                          ------------     ------------     ------------
           Net realized gains (losses) on investments .................    (12,222,105)      (4,278,642)          28,165
                                                                          ------------     ------------     ------------

           Net change in unrealized appreciation or depreciation
              on investments ..........................................     56,301,546       48,964,735           43,921
                                                                          ------------     ------------     ------------
           Net gains on investments ...................................     44,079,441       44,686,093           72,086
                                                                          ------------     ------------     ------------
Net increase in net assets resulting from operations ..................     42,719,332       45,445,258           83,004
                                                                          ============     ============     ============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                            STATEMENTS OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                     ----------------------------------------------
                                                                     WADDELL & REED  WADDELL & REED
                                                                        MICRO-CAP       SMALL CAP    WADDELL & REED
                                                                         GROWTH          VALUE           VALUE
                                                                     --------------  --------------  --------------
Investment income (loss):
  Investment income distributions from underlying mutual fund .....   $         -               -         346,983
  Mortality and expense charges and administrative charges
    (note 3) ......................................................      (217,384)       (355,179)       (777,054)
                                                                      -----------     -----------     -----------
    Investment income (loss) - net ................................      (217,384)       (355,179)       (430,071)
                                                                      -----------     -----------     -----------

Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund .......             -               -               -
                                                                      -----------     -----------     -----------
    Realized gains (losses) on sales of investments:
             Proceeds from sales ..................................     3,509,153       6,263,089      11,257,392
             Cost of investments sold .............................    (5,842,623)     (6,396,733)    (13,430,618)
                                                                      -----------     -----------     -----------
                                                                       (2,333,470)       (133,644)     (2,173,226)
                                                                      -----------     -----------     -----------
    Net realized gains (losses) on investments ....................    (2,333,470)       (133,644)     (2,173,226)
                                                                      -----------     -----------     -----------

    Net change in unrealized appreciation or depreciation
       on investments .............................................     9,752,268      11,946,918      17,016,577
                                                                      -----------     -----------     -----------
    Net gains on investments ......................................     7,418,798      11,813,274      14,843,351
                                                                      -----------     -----------     -----------
Net increase in net assets resulting from operations ..............   $ 7,201,414      11,458,095      14,413,280
                                                                      ===========     ===========     ===========

                                                                          SEGREGATED SUB-ACCOUNTS
                                                                     --------------------------------
                                                                       WADDELL & REED  WADDELL & REED
                                                                          SCIENCE &        ASSET
                                                                         TECHNOLOGY       STRATEGY
                                                                     ----------------  --------------
Investment income (loss):
  Investment income distributions from underlying mutual fund .....               -           5,867
  Mortality and expense charges and administrative charges
    (note 3) ......................................................            (670)           (870)
                                                                        -----------     -----------
    Investment income (loss) - net ................................            (670)          4,997
                                                                        -----------     -----------

Realized and unrealized gains (losses) on investments - net:
    Realized gain distributions from underlying mutual fund .......               -           1,265
                                                                        -----------     -----------
    Realized gains (losses) on sales of investments:
             Proceeds from sales ..................................         464,675             934
             Cost of investments sold .............................        (469,094)           (915)
                                                                        -----------     -----------
                                                                             (4,419)             19
                                                                        -----------     -----------
    Net realized gains (losses) on investments ....................          (4,419)          1,284
                                                                        -----------     -----------

    Net change in unrealized appreciation or depreciation
       on investments .............................................          14,363          13,645
                                                                        -----------     -----------
    Net gains on investments ......................................           9,944          14,929
                                                                        -----------     -----------
Net increase in net assets resulting from operations ..............           9,274          19,926
                                                                        ===========     ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                 --------------------------------------------------------------

                                                                                    ADVANTUS        ADVANTUS       ADVANTUS
                                                                    ADVANTUS         MONEY          MORTGAGE         INDEX
                                                                      BOND           MARKET        SECURITIES         500
                                                                 --------------  --------------  --------------  --------------
Operations:
      Investment income (loss) - net ..........................  $  (1,921,815)       (334,291)     (2,101,590)     (2,421,654)
      Net realized gains (losses) on investments ..............      2,609,538               0       3,642,047      (2,692,677)
      Net change in unrealized appreciation or depreciation
           on investments .....................................      5,299,819               0       3,051,086      55,508,108
                                                                 -------------   -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
  operations ..................................................      5,987,542        (334,291)      4,591,543      50,393,777
                                                                 -------------   -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments: .............................     24,513,118      34,803,854      19,413,018      33,199,535
      Contract terminations, withdrawal payments and charges:..    (29,619,310)    (56,947,111)    (37,796,274)    (30,893,913)
      Actuarial adjustments for mortality experience
         on annuities in payment period: ......................        (12,935)           (235)        (11,058)        (13,601)
      Annuity benefit payments: ...............................       (445,207)        (35,606)       (304,939)       (541,177)
                                                                 -------------   -------------   -------------   -------------
Increase (decrease) in net assets from contract transactions ..     (5,564,334)    (22,179,098)    (18,699,253)      1,750,844
                                                                 -------------   -------------   -------------   -------------
Increase (decrease) in net assets .............................        423,208     (22,513,389)    (14,107,710)     52,144,621
Net assets at the beginning of year (note 1) ..................    150,280,208      65,764,181     165,669,052     193,497,967
                                                                 -------------   -------------   -------------   -------------
Net assets at the end of year .................................  $ 150,703,416      43,250,792     151,561,342     245,642,588
                                                                 =============   =============   =============   =============


                                                                             SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------
                                                                   ADVANTUS        ADVANTUS
                                                                   MATURING        MATURING         ADVANTUS
                                                                  GOVERNMENT      GOVERNMENT     INTERNATIONAL
                                                                   BOND 2006       BOND 2010          BOND
                                                                 --------------  --------------  --------------
Operations:
      Investment income (loss) - net ..........................       (129,822)       (118,328)       (652,801)
      Net realized gains (losses) on investments ..............        317,165         471,364       1,374,848
      Net change in unrealized appreciation or depreciation
           on investments .....................................        (97,362)       (211,021)      8,111,383
                                                                 -------------   -------------   -------------
Net increase (decrease) in net assets resulting from
  operations ..................................................         89,981         142,015       8,833,430
                                                                 -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments: .............................      1,612,771       1,616,233       8,635,070
      Contract terminations, withdrawal payments and charges: .     (2,358,770)     (3,429,619)     (8,160,643)
      Actuarial adjustments for mortality experience
         on annuities in payment period: ......................         (2,579)         (2,672)         (1,462)
      Annuity benefit payments: ...............................        (35,996)        (33,091)        (50,205)
                                                                 -------------   -------------   -------------
Increase (decrease) in net assets from contract transactions ..       (784,574)     (1,849,149)        422,760
                                                                 -------------   -------------   -------------
Increase (decrease) in net assets .............................       (694,593)     (1,707,134)      9,256,190
Net assets at the beginning of year (note 1) ..................     10,647,700       9,354,207      45,640,738
                                                                 -------------   -------------   -------------
Net assets at the end of year .................................      9,953,107       7,647,073      54,896,928
                                                                 =============   =============   =============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                  -------------------------------------------------------------
                                                                                    ADVANTUS
                                                                    ADVANTUS          REAL         AIM V. I.
                                                                    INDEX 400        ESTATE        AGGRESSIVE       AIM V. I.
                                                                     MID-CAP       SECURITIES        GROWTH         BALANCED
                                                                  -------------   -------------   -------------   -------------
Operations:
      Investment income (loss) - net ..........................   $   (249,297)       (412,687)         (5,676)         15,545
      Net realized gains (losses) on investments ..............       (724,811)        600,730          20,767           2,920
      Net change in unrealized appreciation or depreciation
           on investments .....................................      6,768,700      11,133,743          94,016          77,134
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................      5,794,592      11,321,786         109,107          95,599
                                                                  ------------    ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments: .............................     11,338,237      11,754,910         770,057       1,128,355
      Contract terminations, withdrawal payments and charges:..     (8,323,527)     (3,744,674)       (148,545)        (60,836)
      Actuarial adjustments for mortality experience on
         annuities in payment period: .........................           (801)         (1,329)              0               0
      Annuity benefit payments: ...............................        (51,111)        (43,302)              0               0
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..      2,962,798       7,965,605         621,512       1,067,519
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets .............................      8,757,390      19,287,391         730,619       1,163,118
Net assets at the beginning of year (note 1) ..................     17,849,686      26,016,967         153,557         174,181
                                                                  ------------    ------------    ------------    ------------
Net assets at the end of year .................................   $ 26,607,076      45,304,358         884,176       1,337,299
                                                                  ============    ============    ============    ============

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                  ---------------------------------------------
                                                                    AIM V. I.                       AMERICAN
                                                                      DENT          AIM V. I.       CENTURY
                                                                   DEMOGRAPHIC       PREMIER         INCOME
                                                                     TRENDS          EQUITY        AND GROWTH
                                                                  -------------   -------------   -------------
Operations:
      Investment income (loss) - net ..........................         (3,360)         (3,967)         (8,034)
      Net realized gains (losses) on investments ..............          7,062           2,476           1,916
      Net change in unrealized appreciation or depreciation
           on investments .....................................         59,800          80,888         272,684
                                                                  ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................         63,502          79,397         266,566
                                                                  ------------    ------------    ------------

Contract transactions (notes 2,3,4 and 5):
      Contract purchase payments: .............................        587,215         348,446       2,035,460
      Contract terminations, withdrawal payments and charges:..       (129,424)       (164,854)        (19,463)
      Actuarial adjustments for mortality experience on
         annuities in payment period: .........................              0               0               0
      Annuity benefit payments: ...............................              0               0               0
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..        457,791         183,592       2,015,997
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets .............................        521,293         262,989       2,282,563
Net assets at the beginning of year (note 1) ..................         32,506         256,619         222,342
                                                                  ------------    ------------    ------------
Net assets at the end of year .................................        553,799         519,608       2,504,905
                                                                  ============    ============    ============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                  -------------------------------------------------------------
                                                                                                  CREDIT SUISSE
                                                                    AMERICAN        AMERICAN         GLOBAL
                                                                    CENTURY         CENTURY       POST-VENTURE    FIDELITY VIP
                                                                     ULTRA           VALUE           CAPITAL       CONTRAFUND
                                                                  -------------   -------------   -------------   -------------
Operations:
      Investment income (loss) - net ..........................   $    (91,006)        (10,453)        (14,227)       (265,391)
      Net realized gains (losses) on investments ..............         31,830          17,070         (54,998)       (376,992)
      Net change in unrealized appreciation or depreciation
           on investments .....................................      1,505,616         412,718         475,620       7,046,174
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................      1,446,440         419,335         406,395       6,403,791
                                                                  ------------    ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments: .............................     12,402,568       2,043,050       1,126,411       8,681,815
      Contract terminations, withdrawal payments and charges:..       (276,849)       (183,366)        (92,470)     (2,673,822)
      Actuarial adjustments for mortality experience on
         annuities in payment period: .........................           (617)              0               0            (422)
      Annuity benefit payments: ...............................        (52,283)              0               0         (33,840)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..     12,072,819       1,859,684       1,033,941       5,973,731
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets .............................     13,519,259       2,279,019       1,440,336      12,377,522
Net assets at the beginning of year (note 1) ..................      1,892,164         523,888         640,052      21,710,439
                                                                  ------------    ------------    ------------    ------------
Net assets at the end of year .................................   $ 15,411,423       2,802,907       2,080,388      34,087,961
                                                                  ============    ============    ============    ============

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                  --------------------------------------------
                                                                                                    FRANKLIN
                                                                                                   LARGE CAP
                                                                   FIDELITY VIP   FIDELITY VIP       GROWTH
                                                                  EQUITY INCOME      MID CAP       SECURITIES
                                                                  -------------   -------------   ------------
Operations:
      Investment income (loss) - net ..........................           (535)       (250,866)         (4,505)
      Net realized gains (losses) on investments ..............       (527,113)         55,650          (3,213)
      Net change in unrealized appreciation or depreciation
           on investments .....................................     10,934,061       8,176,961         130,608
                                                                  ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................     10,406,413       7,981,745         122,890
                                                                  ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments: .............................     23,730,424       7,202,018         926,479
      Contract terminations, withdrawal payments and charges:..     (4,547,236)     (3,679,972)        (46,969)
      Actuarial adjustments for mortality experience on
         annuities in payment period: .........................           (944)         (1,250)              0
      Annuity benefit payments: ...............................        (95,993)        (39,428)              0
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..     19,086,251       3,481,368         879,510
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets .............................     29,492,664      11,463,113       1,002,400
Net assets at the beginning of year (note 1) ..................     27,219,399      20,726,186         200,208
                                                                  ------------    ------------    ------------
Net assets at the end of year .................................     56,712,063      32,189,299       1,202,608
                                                                  ============    ============    ============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                    SEGREGATED SUB-ACCOUNTS
                                                                  -------------------------------------------------------------
                                                                                                    TEMPLETON
                                                                                    FRANKLIN       DEVELOPING       TEMPLETON
                                                                    FRANKLIN      MUTUAL SHARES      MARKETS      GLOBAL ASSET
                                                                    SMALL CAP      SECURITIES      SECURITIES      ALLOCATION
                                                                  -------------   -------------   -------------   -------------
Operations:
      Investment income (loss) - net ..........................   $   (126,765)         (7,139)        (16,420)         52,398
      Net realized gains (losses) on investments ..............       (263,849)          6,269          22,124         (10,504)
      Net change in unrealized appreciation or depreciation
           on investments .....................................      3,443,157         334,759       4,007,474       1,250,618
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................      3,052,543         333,889       4,013,178       1,292,512
                                                                  ------------    ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                    4,039,505       1,946,368       9,113,763       2,054,942
      Contract terminations, withdrawal payments and charges:       (1,186,716)        (93,752)     (7,826,316)       (961,778)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                     (299)              0          (1,967)            (74)
      Annuity benefit payments:                                        (12,417)              0         (28,379)         (8,206)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..      2,840,073       1,852,616       1,257,101       1,084,884
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets .............................      5,892,616       2,186,505       5,270,279       2,377,396
Net assets at the beginning of year (note 1) ..................      7,596,845         566,331       7,649,303       3,607,709
                                                                  ------------    ------------    ------------    ------------
Net assets at the end of year .................................   $ 13,489,461       2,752,836      12,919,582       5,985,105
                                                                  ============    ============    ============    ============

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                  ---------------------------------------------
                                                                     JANUS            JANUS        JANUS ASPEN
                                                                     ASPEN        ASPEN CAPITAL   INTERNATIONAL
                                                                    BALANCED      APPRECIATION       GROWTH
                                                                  ------------    -------------   -------------
Operations:
      Investment income (loss) - net ..........................         10,263        (187,392)        (43,840)
      Net realized gains (losses) on investments ..............          5,692      (2,894,054)     (2,571,009)
      Net change in unrealized appreciation or depreciation
           on investments .....................................        152,245       6,104,992       6,726,122
                                                                  ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................        168,200       3,023,546       4,111,273
                                                                  ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                    1,483,262       2,079,980       3,769,201
      Contract terminations, withdrawal payments and charges:         (170,909)     (4,266,369)     (5,044,420)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                        0            (815)           (668)
      Annuity benefit payments:                                              0         (15,676)        (15,202)
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..      1,312,353      (2,202,880)     (1,291,089)
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets .............................      1,480,553         820,666       2,820,184
Net assets at the beginning of year (note 1) ..................        635,967      17,877,948      13,384,834
                                                                  ------------    ------------    ------------
Net assets at the end of year .................................      2,116,520      18,698,614      16,205,018
                                                                  ============    ============    ============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                  ---------------------------------------------------------
                                                                      MFS            MFS            MFS
                                                                   INVESTORS       MID CAP          NEW            MFS
                                                                  GROWTH STOCK      GROWTH       DISCOVERY        VALUE
                                                                  ------------   ------------   ------------   ------------
Operations:
      Investment income (loss) - net ..........................   $    (8,076)        (4,749)       (35,283)       (15,771)
      Net realized gains (losses) on investments ..............         1,406         16,211        210,170          1,207
      Net change in unrealized appreciation or depreciation
           on investments .....................................       116,595         73,827        479,483        344,065
                                                                  -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from
  operations ..................................................       109,925         85,289        654,370        329,501
                                                                  -----------    -----------    -----------    -----------
Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                   1,175,023        900,999      6,999,657      1,412,925
      Contract terminations, withdrawal payments and charges:         (21,587)      (147,576)    (2,701,157)      (124,356)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                       0              0           (154)             0
      Annuity benefit payments:                                             0              0        (13,358)             0
                                                                  -----------    -----------    -----------    -----------
Increase (decrease) in net assets from contract transactions ..     1,153,436        753,423      4,284,988      1,288,569
                                                                  -----------    -----------    -----------    -----------
Increase (decrease) in net assets .............................     1,263,361        838,712      4,939,358      1,618,070
Net assets at the beginning of year (note 1) ..................       199,463         94,371        919,016        709,389
                                                                  -----------    -----------    -----------    -----------
Net assets at the end of year .................................   $ 1,462,824        933,083      5,858,374      2,327,459
                                                                  ===========    ===========    ===========    ===========

                                                                            SEGREGATED SUB-ACCOUNTS
                                                                  ------------------------------------------
                                                                  OPPENHEIMER                   OPPENHEIMER
                                                                     CAPITAL     OPPENHEIMER   INTERNATIONAL
                                                                  APPRECIATION   HIGH INCOME      GROWTH
                                                                  ------------   ------------  -------------
Operations:
      Investment income (loss) - net ..........................       (13,058)        61,953         (5,608)
      Net realized gains (losses) on investments ..............        53,109         81,438        137,308
      Net change in unrealized appreciation or depreciation
           on investments .....................................       260,661        449,318        230,784
                                                                  -----------    -----------    -----------
Net increase (decrease) in net assets resulting from
  operations ..................................................       300,712        592,709        362,484
                                                                  -----------    -----------    -----------
Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                   1,840,728      7,290,560      4,311,740
      Contract terminations, withdrawal payments and charges:        (364,617)    (1,045,886)    (3,008,900)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                       0           (344)             0
      Annuity benefit payments:                                             0        (22,840)             0
                                                                  -----------    -----------    -----------
Increase (decrease) in net assets from contract transactions ..     1,476,111      6,221,490      1,302,840
                                                                  -----------    -----------    -----------
Increase (decrease) in net assets .............................     1,776,823      6,814,199      1,665,324
Net assets at the beginning of year (note 1) ..................       722,898      1,000,841        230,222
                                                                  -----------    -----------    -----------
Net assets at the end of year .................................     2,499,721      7,815,040      1,895,546
                                                                  ===========    ===========    ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                   SEGREGATED SUB-ACCOUNTS
                                                                  ---------------------------------------------------------
                                                                   PUTNAM VT      PUTNAM VT      PUTNAM VT      PUTNAM VT
                                                                   GROWTH AND   INTERNATIONAL       NEW            NEW
                                                                     INCOME         EQUITY     OPPORTUNITIES      VALUE
                                                                  ------------  -------------  -------------   ------------
Operations:
      Investment income (loss) - net ..........................   $    (2,599)       (29,843)        (2,153)        (2,834)
      Net realized gains (losses) on investments ..............        12,351        193,893          8,090         16,068
      Net change in unrealized appreciation or depreciation
           on investments .....................................       179,755        996,407         34,101        122,395
                                                                  -----------    -----------    -----------    -----------
Net increase (decrease) in net assets resulting from
  operations ..................................................       189,507      1,160,457         40,038        135,629
                                                                  -----------    -----------    -----------    -----------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                     964,364      7,044,634        234,688        807,274
      Contract terminations, withdrawal payments and charges:        (161,395)    (2,230,708)       (47,106)      (190,050)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                       0           (103)             0              0
      Annuity benefit payments:                                             0         (4,579)             0              0
                                                                  -----------    -----------    -----------    -----------
Increase (decrease) in net assets from contract transactions ..       802,969      4,809,244        187,582        617,224
                                                                  -----------    -----------    -----------    -----------
Increase (decrease) in net assets .............................       992,476      5,969,701        227,620        752,853
Net assets at the beginning of year (note 1) ..................       241,935      1,302,512         67,578        137,040
                                                                  -----------    -----------    -----------    -----------
Net assets at the end of year .................................   $ 1,234,411      7,272,213        295,198        889,893
                                                                  ===========    ===========    ===========    ===========

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                  ------------------------------------------
                                                                                  VAN KAMPEN     VAN KAMPEN
                                                                   PUTNAM VT      GROWTH AND      EMERGING
                                                                    VOYAGER         INCOME         GROWTH
                                                                  ------------   ------------   ------------
Operations:
      Investment income (loss) - net ..........................        (4,162)        (1,137)          (412)
      Net realized gains (losses) on investments ..............         2,826          4,253          2,666
      Net change in unrealized appreciation or depreciation
           on investments .....................................        74,628         27,366          2,864
                                                                  -----------    -----------    -----------
Net increase (decrease) in net assets resulting from
  operations ..................................................        73,292         30,482          5,118
                                                                  -----------    -----------    -----------

Contract transactions (notes 2,3,4 and 5):
      Contract purchase payments:                                     430,833        245,083        182,632
      Contract terminations, withdrawal payments and charges:         (46,972)       (22,786)       (44,965)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                       0              0              0
      Annuity benefit payments:                                             0              0              0
                                                                  -----------    -----------    -----------
Increase (decrease) in net assets from contract transactions ..       383,861        222,297        137,667
                                                                  -----------    -----------    -----------
Increase (decrease) in net assets .............................       457,153        252,779        142,785
Net assets at the beginning of year (note 1) ..................       178,094              0              0
                                                                  -----------    -----------    -----------
Net assets at the end of year .................................       635,247        252,779        142,785
                                                                  ===========    ===========    ===========

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                                     SEGREGATED SUB-ACCOUNTS
                                                                  -------------------------------------------------------------
                                                                                                                 WADDELL & REED
                                                                   VAN KAMPEN    WADDELL & REED  WADDELL & REED     SMALL CAP
                                                                    COMSTOCK         GROWTH        CORE EQUITY       GROWTH
                                                                  -------------  --------------  --------------  --------------
Operations:
      Investment income (loss) - net ..........................   $     (5,259)     (2,205,880)        (58,631)       (837,293)
      Net realized gains (losses) on investments ..............          2,455     (88,764,482)     (1,297,263)     (6,760,723)
      Net change in unrealized appreciation or depreciation
           on investments .....................................        146,053     128,776,175       3,307,709      33,657,567
                                                                  ------------    ------------    ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................        143,249      37,805,813       1,951,815      26,059,551
                                                                  ------------    ------------    ------------    ------------

Contract transactions (notes 2, 3, 4 and 5):
      Contract purchase payments:                                    1,373,168      86,902,649         911,177       3,491,413
      Contract terminations, withdrawal payments and charges:           (8,768)   (113,914,219)     (3,014,411)     (9,472,952)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                        0         (11,557)         (1,449)         (8,765)
      Annuity benefit payments:                                              0        (346,937)        (66,997)       (158,754)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..      1,364,400     (27,370,064)     (2,171,680)     (6,149,058)
                                                                  ------------    ------------    ------------    ------------
Increase (decrease) in net assets .............................      1,507,649      10,435,749        (219,865)     19,910,493
Net assets at the beginning of year (note 1) ..................              0     181,641,666      11,773,521      61,064,365
                                                                  ------------    ------------    ------------    ------------
Net assets at the end of year .................................   $  1,507,649     192,077,415      11,553,656      80,974,858
                                                                  ============    ============    ============    ============

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                  ------------------------------------------------

                                                                  WADDELL & REED   WADDELL & REED   WADDELL & REED
                                                                     BALANCED     INTERNATIONAL II  INTERNATIONAL
                                                                  --------------  ----------------  --------------
Operations:
      Investment income (loss) - net ..........................      (1,360,109)         759,165           10,918
      Net realized gains (losses) on investments ..............     (12,222,105)      (4,278,642)          28,165
      Net change in unrealized appreciation or depreciation
           on investments .....................................      56,301,546       48,964,735           43,921
                                                                   ------------     ------------     ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................      42,719,332       45,445,258           83,004
                                                                   ------------     ------------     ------------

Contract transactions (notes 2,3,4 and 5):
      Contract purchase payments:                                     4,918,321       16,103,181        1,270,603
      Contract terminations, withdrawal payments and charges:       (42,891,187)     (23,594,918)        (404,165)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                   (16,994)         (10,104)               0
      Annuity benefit payments:                                        (571,573)        (256,744)               0
                                                                   ------------     ------------     ------------
Increase (decrease) in net assets from contract transactions ..     (38,561,433)      (7,758,585)         866,438
                                                                   ------------     ------------     ------------
Increase (decrease) in net assets .............................       4,157,899       37,686,673          949,442
Net assets at the beginning of year (note 1) ..................     242,638,047      107,934,334                0
                                                                   ------------     ------------     ------------
Net assets at the end of year .................................     246,795,946      145,621,007          949,442
                                                                   ============     ============     ============

See accompanying notes to the financial statements

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2003

                                                                             SEGREGATED SUB-ACCOUNTS
                                                                 ----------------------------------------------
                                                                 WADDELL & REED  WADDELL & REED
                                                                   MICRO-CAP       SMALL CAP     WADDELL & REED
                                                                     GROWTH          VALUE            VALUE
                                                                 --------------  --------------  --------------
Operations:
      Investment income (loss) - net ..........................   $   (217,384)       (355,179)       (430,071)
      Net realized gains (losses) on investments ..............     (2,333,470)       (133,644)     (2,173,226)
      Net change in unrealized appreciation or depreciation
           on investments .....................................      9,752,268      11,946,918      17,016,577
                                                                  ------------    ------------    ------------
Net increase (decrease) in net assets resulting from operations      7,201,414      11,458,095      14,413,280
                                                                  ------------    ------------    ------------

Contract transactions (notes 2,3,4 and 5):
      Contract purchase payments:                                    5,059,070       6,236,254       2,043,198
      Contract terminations, withdrawal payments and charges:       (3,257,690)     (5,837,019)    (10,310,306)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                     (587)         (3,543)         (8,089)
      Annuity benefit payments:                                        (33,498)        (67,365)       (161,947)
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets from contract transactions ..      1,767,295         328,327      (8,437,144)
                                                                  ------------    ------------    ------------
Increase (decrease) in net assets .............................      8,968,709      11,786,422       5,976,136
Net assets at the beginning of year (note 1) ..................     14,309,710      25,038,865      62,482,210
                                                                  ------------    ------------    ------------
Net assets at the end of year .................................   $ 23,278,419      36,825,287      68,458,346
                                                                  ============    ============    ============

                                                                    SEGREGATED SUB-ACCOUNTS
                                                                 ------------------------------
                                                                 WADDELL & REED  WADDELL & REED
                                                                    SCIENCE &         ASSET
                                                                   TECHNOLOGY       STRATEGY
                                                                 --------------  --------------
Operations:
      Investment income (loss) - net ..........................           (670)          4,997
      Net realized gains (losses) on investments ..............         (4,419)          1,284
      Net change in unrealized appreciation or depreciation
           on investments .....................................         14,363          13,645
                                                                  ------------    ------------
Net increase (decrease) in net assets resulting from
  operations ..................................................          9,274          19,926
                                                                  ------------    ------------

Contract transactions (notes 2,3,4 and 5):
      Contract purchase payments:                                      494,145         446,150
      Contract terminations, withdrawal payments and charges:          (96,735)         (1,330)
      Actuarial adjustments for mortality experience on
         annuities in payment period:                                        0               0
      Annuity benefit payments:                                              0               0
                                                                  ------------    ------------
Increase (decrease) in net assets from contract transactions ..        397,410         444,820
                                                                  ------------    ------------
Increase (decrease) in net assets .............................        406,684         464,746
Net assets at the beginning of year (note 1) ..................              0               0
                                                                  ------------    ------------
Net assets at the end of year .................................        406,684         464,746
                                                                  ============    ============

See accompanying notes to the financial statements

                                    VARIABLE ANNUITY ACCOUNT
                               STATEMENTS OF CHANGES IN NET ASSETS
                                  YEAR ENDED DECEMBER 31, 2002

                                                                                           SEGREGATED SUB-ACCOUNTS
                                                                     -------------------------------------------------------------
                                                                                                        MONEY            ASSET
                                                                         GROWTH          BOND           MARKET         ALLOCATION
                                                                     -------------   -------------   -------------   -------------
Operations:
     Investment income (loss) - net ...............................  $  (1,525,516)     (1,762,404)         13,514      (3,543,713)
     Net realized gains (losses) on investments ...................    (22,158,408)        205,766               -     (24,807,615)
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (16,216,894)     14,006,678               -      (3,425,445)
                                                                     -------------   -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...    (39,900,818)     12,450,040          13,514     (31,776,773)
                                                                     -------------   -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................      5,113,529      14,641,960      33,465,439       8,330,127
        MultiOption Classic/Achiever ..............................      3,810,010      16,391,610      29,410,501       3,864,951
        MegAnnuity ................................................      1,006,220         833,407       1,494,892         916,097
        Adjustable Income Annuity .................................              -               -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (27,912,531)    (23,297,474)    (39,531,813)    (66,513,900)
        MultiOption Classic/Achiever ..............................     (2,317,377)     (5,658,069)    (29,530,608)     (4,614,014)
        MegAnnuity ................................................     (1,449,265)     (1,411,680)     (2,606,453)     (1,254,978)
        Adjustable Income Annuity .................................              -               -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................         (6,552)         (1,085)           (278)         32,320
        MultiOption Classic/Achiever ..............................             22             943               -         (22,941)
        MegAnnuity ................................................            (14)           (108)              -            (134)
        Adjustable Income Annuity .................................              -               -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (204,395)       (244,576)        (28,023)       (578,068)
        MultiOption Classic/Achiever ..............................        (25,461)       (140,377)         (9,817)        (15,390)
        MegAnnuity ................................................         (2,828)         (2,078)              -         (22,161)
        Adjustable Income Annuity .................................              -               -               -               -
                                                                     -------------   -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......    (21,988,642)      1,112,473      (7,336,160)    (59,878,091)
                                                                     -------------   -------------   -------------   -------------

Increase (decrease) in net assets .................................    (61,889,460)     13,562,513      (7,322,646)    (91,654,864)

Net assets at the beginning of year ...............................    159,860,949     136,717,695      73,086,827     334,282,742
                                                                     -------------   -------------   -------------   -------------

Net assets at the end of year (a) .................................  $  97,971,489     150,280,208      65,764,181     242,627,878
                                                                     =============   =============   =============   =============

                                                                                  SEGREGATED SUB-ACCOUNTS
                                                                       ---------------------------------------------
                                                                          MORTGAGE        INDEX           CAPITAL
                                                                         SECURITIES        500          APPRECIATION
                                                                       -------------   -------------   -------------
Operations:
     Investment income (loss) - net ...............................       (1,826,007)     (2,744,271)     (1,343,431)
     Net realized gains (losses) on investments ...................        1,401,254      (4,303,855)    (24,069,464)
     Net change in unrealized appreciation or depreciation
        of investments ............................................       12,190,846     (56,842,987)    (21,130,782)
                                                                       -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...       11,766,093     (63,891,113)    (46,543,677)
                                                                       -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................       27,403,485      10,526,532       3,979,552
        MultiOption Classic/Achiever ..............................       19,848,768       7,447,258       1,531,118
        MegAnnuity ................................................        1,947,384       2,504,984         364,337
        Adjustable Income Annuity .................................                -       8,378,980               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................      (23,774,762)    (43,541,872)    (26,069,506)
        MultiOption Classic/Achiever ..............................       (6,853,379)     (4,326,467)     (1,376,682)
        MegAnnuity ................................................       (1,328,348)     (3,259,768)     (1,145,150)
        Adjustable Income Annuity .................................                -        (635,709)              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................               13         (26,549)         (7,538)
        MultiOption Classic/Achiever ..............................            1,632         (10,962)             (9)
        MegAnnuity ................................................               14            (231)            (13)
        Adjustable Income Annuity .................................                -        (286,737)              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................         (221,692)       (408,779)       (178,991)
        MultiOption Classic/Achiever ..............................          (36,594)        (84,960)        (16,528)
        MegAnnuity ................................................           (2,723)         (2,648)         (1,771)
        Adjustable Income Annuity .................................                -      (1,886,175)              -
                                                                       -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......       16,983,799     (25,613,103)    (22,921,181)
                                                                       -------------   -------------   -------------

Increase (decrease) in net assets .................................       28,749,892     (89,504,216)    (69,464,858)

Net assets at the beginning of year ...............................      136,919,160     283,002,183     153,135,035
                                                                       -------------   -------------   -------------

Net assets at the end of year (a) .................................      165,669,052     193,497,967      83,670,177
                                                                       =============   =============   =============

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                SEGREGATED SUB-ACCOUNTS
                                                                     ----------------------------------------------
                                                                                                       MATURING
                                                                                        SMALL         GOVERNMENT
                                                                     INTERNATIONAL     COMPANY           BOND
                                                                         STOCK          GROWTH          2002(a)
                                                                     -------------   -------------   -------------
Operations:
     Investment income (loss) - net ...............................  $  (1,646,115)       (970,417)        150,655
     Net realized gains (losses) on investments ...................     (7,762,264)    (13,556,133)        432,096
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (17,424,174)    (18,824,843)        (58,792)
                                                                     -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...    (26,832,553)    (33,351,393)        523,959
                                                                     -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................      4,979,206       3,811,190         107,571
        MultiOption Classic/Achiever ..............................      4,680,883       1,975,757          10,722
        MegAnnuity ................................................      2,222,582         626,047             194
        Adjustable Income Annuity .................................              -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (27,398,665)    (15,923,208)     (7,417,060)
        MultiOption Classic/Achiever ..............................     (1,765,686)     (1,426,138)       (392,425)
        MegAnnuity ................................................     (2,525,234)       (815,318)       (525,208)
        Adjustable Income Annuity .................................              -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................         (8,616)         (8,196)            (39)
        MultiOption Classic/Achiever ..............................        (13,784)            208               -
        MegAnnuity ................................................           (292)            (27)             (2)
        Adjustable Income Annuity .................................              -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (252,522)       (172,097)           (567)
        MultiOption Classic/Achiever ..............................        (15,906)         (3,995)              -
        MegAnnuity ................................................         (9,953)           (785)         (1,388)
        Adjustable Income Annuity .................................              -               -               -
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......    (20,107,987)    (11,936,562)     (8,218,202)
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets .................................    (46,940,540)    (45,287,955)     (7,694,243)

Net assets at the beginning of year ...............................    154,874,874     106,352,320       7,694,243
                                                                     -------------   -------------   -------------

Net assets at the end of year (b) .................................  $ 107,934,334      61,064,365               -
                                                                     =============   =============   =============

                                                                                 SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------------
                                                                        MATURING       MATURING
                                                                       GOVERNMENT     GOVERNMENT
                                                                         BOND            BOND            VALUE
                                                                         2006            2010            STOCK
                                                                     -------------   -------------   -------------
Operations:
     Investment income (loss) - net ...............................       (110,045)        (81,648)       (925,405)
     Net realized gains (losses) on investments ...................        136,571         131,258      (3,476,643)
     Net change in unrealized appreciation or depreciation
        of investments ............................................        998,924       1,012,665      (8,880,656)
                                                                     -------------   -------------   -------------

Net increase (decrease) in net assets resulting from operations ...      1,025,450       1,062,275     (13,282,704)
                                                                     -------------   -------------   -------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................      2,765,964       4,197,923       4,503,789
        MultiOption Classic/Achiever ..............................         31,135         215,245       2,350,875
        MegAnnuity ................................................         45,551          90,202         634,147
        Adjustable Income Annuity .................................              -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................     (1,796,282)     (1,884,428)    (14,973,362)
        MultiOption Classic/Achiever ..............................        (18,848)        (39,930)     (1,257,461)
        MegAnnuity ................................................        (61,183)        (94,645)       (677,795)
        Adjustable Income Annuity .................................              -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................         (2,086)         (2,047)         (6,473)
        MultiOption Classic/Achiever ..............................              -               -             110
        MegAnnuity ................................................            (19)              -             (31)
        Adjustable Income Annuity .................................              -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................        (31,266)        (30,857)       (177,209)
        MultiOption Classic/Achiever ..............................              -               -         (11,491)
        MegAnnuity ................................................         (3,268)              -            (928)
        Adjustable Income Annuity .................................              -               -               -
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets from contract transactions ......        929,698       2,451,463      (9,615,829)
                                                                     -------------   -------------   -------------

Increase (decrease) in net assets .................................      1,955,148       3,513,738     (22,898,533)

Net assets at the beginning of year ...............................      8,692,552       5,840,469      85,380,743
                                                                     -------------   -------------   -------------

Net assets at the end of year (b) .................................     10,647,700       9,354,207      62,482,210
                                                                     =============   =============   =============

(a) For the period January 1, 2002 to September 20, 2002. Pursuant to the terms of the prospectus, the Maturing Government Bond 2002 sub-account made a liquidating distribution and ceased operations on September 20, 2002.

(b) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------------------------
                                                                        SMALL
                                                                       COMPANY         GLOBAL        INDEX 400      MACRO-CAP
                                                                        VALUE           BOND          MID-CAP        VALUE
                                                                     ------------   ------------   ------------   ------------
Operations:
     Investment income (loss) - net ...............................  $   (360,108)      (398,500)      (261,980)      (181,165)
     Net realized gains (losses) on investments ...................      (250,398)       130,843       (898,757)    (1,360,913)
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (6,749,521)     6,432,594     (2,749,792)    (3,590,410)
                                                                     ------------   ------------   ------------   ------------

Net increase (decrease) in net assets resulting from operations ...    (7,360,027)     6,164,937     (3,910,529)    (5,132,488)
                                                                     ------------   ------------   ------------   ------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     8,540,822      3,593,635      3,969,296      1,953,217
        MultiOption Classic/Achiever ..............................     5,606,443      4,079,790      2,308,787      1,293,981
        MegAnnuity ................................................     1,234,440        466,670        606,665         71,975
        Adjustable Income Annuity .................................             -              -              -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (7,275,179)    (3,123,490)    (5,050,950)    (3,160,396)
        MultiOption Classic/Achiever ..............................    (2,001,706)    (1,526,044)    (1,433,934)      (591,570)
        MegAnnuity ................................................      (752,832)      (106,537)      (482,956)       (28,257)
        Adjustable Income Annuity .................................             -              -              -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................        (2,840)          (109)          (161)           532
        MultiOption Classic/Achiever ..............................           389          1,058             70            975
        MegAnnuity ................................................             -            (43)             -              -
        Adjustable Income Annuity .................................             -              -              -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (45,453)       (24,396)       (22,585)       (25,532)
        MultiOption Classic/Achiever ..............................       (25,120)        (8,720)       (18,898)       (25,862)
        MegAnnuity ................................................            (4)          (413)             -              -
        Adjustable Income Annuity .................................             -              -              -              -
                                                                     ------------   ------------   ------------   ------------

Increase (decrease) in net assets from contract transactions ......     5,278,960      3,351,401       (124,666)      (510,937)
                                                                     ------------   ------------   ------------   ------------

Increase (decrease) in net assets .................................    (2,081,067)     9,516,338     (4,035,195)    (5,643,425)

Net assets at the beginning of period .............................    27,119,932     36,124,400     21,884,881     17,416,946
                                                                     ------------   ------------   ------------   ------------

Net assets at the end of period (a) ...............................  $ 25,038,865     45,640,738     17,849,686     11,773,521
                                                                     ============   ============   ============   ============

                                                                                         SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------------------------
                                                                                        REAL           AIM
                                                                       MICRO-CAP       ESTATE       AGGRESSIVE        AIM
                                                                        GROWTH       SECURITIES      GROWTH(b)    BALANCED(b)
                                                                     ------------   ------------   ------------   ------------
Operations:
     Investment income (loss) - net ...............................      (259,351)      (250,571)          (553)         3,376
     Net realized gains (losses) on investments ...................    (3,675,932)       117,440            (54)          (147)
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (8,604,851)       540,351         (1,824)        (5,290)
                                                                     ------------   ------------   ------------   ------------

Net increase (decrease) in net assets resulting from operations ...   (12,540,134)       407,220         (2,431)        (2,061)
                                                                     ------------   ------------   ------------   ------------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     1,687,182     11,069,990              -              -
        MultiOption Classic/Achiever ..............................     1,227,600      6,876,313        159,803        193,962
        MegAnnuity ................................................       239,614        823,760              -              -
        Adjustable Income Annuity .................................             -              -              -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (4,814,148)    (3,538,893)             -              -
        MultiOption Classic/Achiever ..............................    (1,084,636)    (1,674,656)        (3,815)       (17,720)
        MegAnnuity ................................................      (108,273)      (299,935)             -              -
        Adjustable Income Annuity .................................             -              -              -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................          (333)          (245)             -              -
        MultiOption Classic/Achiever ..............................       (10,721)           454              -              -
        MegAnnuity ................................................             -              1              -              -
        Adjustable Income Annuity .................................             -              -              -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (22,334)       (16,227)             -              -
        MultiOption Classic/Achiever ..............................       (14,238)        (9,475)             -              -
        MegAnnuity ................................................           (21)            (9)             -              -
        Adjustable Income Annuity .................................             -              -              -              -
                                                                     ------------   ------------   ------------   ------------

Increase (decrease) in net assets from contract transactions ......    (2,900,308)    13,231,078        155,988        176,242
                                                                     ------------   ------------   ------------   ------------

Increase (decrease) in net assets .................................   (15,440,442)    13,638,298        153,557        174,181

Net assets at the beginning of period .............................    29,750,152     12,378,669              -              -
                                                                     ------------   ------------   ------------   ------------

Net assets at the end of period (a) ...............................    14,309,710     26,016,967        153,557        174,181
                                                                     ============   ============   ============   ============

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                     ----------------------------------------------------------
                                                                        AIM
                                                                        DENT           AIM          AMERICAN        AMERICAN
                                                                     DEMOGRAPHIC     PREMIER      CENTURY INCOME     CENTURY
                                                                      TRENDS(b)     EQUITY(b)     AND GROWTH(b)      ULTRA(b)
                                                                     -----------   -----------     -----------     -----------
Operations:
     Investment income (loss) - net ...............................  $      (248)          216            (920)         (7,376)
     Net realized gains (losses) on investments ...................       (1,015)          (52)           (328)        (11,545)
     Net change in unrealized appreciation or depreciation
        of investments ............................................       (5,261)       (8,730)        (10,671)       (166,615)
                                                                     -----------   -----------     -----------     -----------

Net increase (decrease) in net assets resulting from operations ...       (6,524)       (8,566)        (11,919)       (185,536)
                                                                     -----------   -----------     -----------     -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................            -             -               -               -
        MultiOption Classic/Achiever ..............................       49,014       265,581         239,070       2,783,803
        MegAnnuity ................................................            -             -               -               -
        Adjustable Income Annuity .................................            -             -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................            -             -               -               -
        MultiOption Classic/Achiever ..............................       (9,984)         (396)         (4,809)       (672,774)
        MegAnnuity ................................................            -             -               -               -
        Adjustable Income Annuity .................................            -             -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................            -             -               -               -
        MultiOption Classic/Achiever ..............................            -             -               -             219
        MegAnnuity ................................................            -             -               -               -
        Adjustable Income Annuity .................................            -             -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................            -             -               -               -
        MultiOption Classic/Achiever ..............................            -             -               -         (33,548)
        MegAnnuity ................................................            -             -               -               -
        Adjustable Income Annuity .................................            -             -               -               -
                                                                     -----------   -----------     -----------     -----------

Increase (decrease) in net assets from contract transactions ......       39,030       265,185         234,261       2,077,700
                                                                     -----------   -----------     -----------     -----------

Increase (decrease) in net assets .................................       32,506       256,619         222,342       1,892,164

Net assets at the beginning of period .............................            -             -               -               -
                                                                     -----------   -----------     -----------     -----------

Net assets at the end of period (a) ...............................  $    32,506       256,619         222,342       1,892,164
                                                                     ===========   ===========     ===========     ===========

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                     -----------------------------------------
                                                                                    CREDIT SUISSE
                                                                      AMERICAN         GLOBAL
                                                                      CENTURY        POST-VENTURE  FIDELITY VIP
                                                                      VALUE(b)         CAPITAL     CONTRAFUND
                                                                     -----------     -----------   -----------
Operations:
     Investment income (loss) - net ...............................       (2,414)        (10,762)     (132,892)
     Net realized gains (losses) on investments ...................       (5,060)       (124,373)   (1,216,999)
     Net change in unrealized appreciation or depreciation
        of investments ............................................       (8,017)       (212,004)     (936,048)
                                                                     -----------     -----------   -----------

Net increase (decrease) in net assets resulting from operations ...      (15,491)       (347,139)   (2,285,939)
                                                                     -----------     -----------   -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................            -          70,527     3,591,239
        MultiOption Classic/Achiever ..............................      589,543         139,860     3,959,363
        MegAnnuity ................................................            -           1,201       119,315
        Adjustable Income Annuity .................................            -               -             -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................            -         (94,342)   (3,782,378)
        MultiOption Classic/Achiever ..............................      (50,164)       (114,446)   (1,257,360)
        MegAnnuity ................................................            -            (747)     (110,352)
        Adjustable Income Annuity .................................            -               -             -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................            -               -           304
        MultiOption Classic/Achiever ..............................            -               -            72
        MegAnnuity ................................................            -               -             -
        Adjustable Income Annuity .................................            -               -             -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................            -               -       (18,250)
        MultiOption Classic/Achiever ..............................            -               -        (6,746)
        MegAnnuity ................................................            -               -             -
        Adjustable Income Annuity .................................            -               -             -
                                                                     -----------     -----------   -----------

Increase (decrease) in net assets from contract transactions ......      539,379           2,053     2,495,207
                                                                     -----------     -----------   -----------

Increase (decrease) in net assets .................................      523,888        (345,086)      209,268

Net assets at the beginning of period .............................            -         985,138    21,501,171
                                                                     -----------     -----------   -----------

Net assets at the end of period (a) ...............................      523,888         640,052    21,710,439
                                                                     ===========     ===========   ===========

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                       SEGREGATED SUB-ACCOUNTS
                                                                     ---------------------------------------------------------
                                                                                                     FRANKLIN
                                                                       FIDELITY        FIDELITY      LARGE CAP
                                                                         VIP             VIP          GROWTH        FRANKLIN
                                                                     EQUITY-INCOME     MID CAP     SECURITIES(b)    SMALL CAP
                                                                     -------------   -----------   -------------   -----------
Operations:
     Investment income (loss) - net ...............................   $    37,542        (97,087)          (660)       (75,596)
     Net realized gains (losses) on investments ...................      (786,907)      (268,730)          (708)      (531,330)
     Net change in unrealized appreciation or depreciation
        of investments ............................................    (4,706,291)    (2,255,655)       (11,328)    (1,846,492)
                                                                      -----------    -----------    -----------    -----------

Net increase (decrease) in net assets resulting from operations ...    (5,455,656)    (2,621,472)       (12,696)    (2,453,418)
                                                                      -----------    -----------    -----------    -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................     6,929,861      3,751,016              -      2,128,133
        MultiOption Classic/Achiever ..............................     9,353,885      4,301,681        224,580      2,323,315
        MegAnnuity ................................................       198,398        192,701              -        182,576
        Adjustable Income Annuity .................................             -              -              -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................    (4,717,354)    (4,117,280)             -       (837,217)
        MultiOption Classic/Achiever ..............................    (2,493,566)    (1,605,764)       (11,676)      (554,305)
        MegAnnuity ................................................      (118,862)      (117,261)             -        (35,407)
        Adjustable Income Annuity .................................             -              -              -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................           (51)       (11,443)             -             54
        MultiOption Classic/Achiever ..............................           176            954              -              -
        MegAnnuity ................................................             1              1              -             (1)
        Adjustable Income Annuity .................................             -              -              -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................       (18,304)       (11,951)             -         (9,744)
        MultiOption Classic/Achiever ..............................       (46,200)       (19,705)             -           (102)
        MegAnnuity ................................................           (81)           (28)             -            (25)
        Adjustable Income Annuity .................................             -              -              -              -
                                                                      -----------    -----------    -----------    -----------

Increase (decrease) in net assets from contract transactions ......     9,087,903      2,362,921        212,904      3,197,277
                                                                      -----------    -----------    -----------    -----------

Increase (decrease) in net assets .................................     3,632,247       (258,551)       200,208        743,859

Net assets at the beginning of period .............................    23,587,152     20,984,737              -      6,852,986
                                                                      -----------    -----------    -----------    -----------

Net assets at the end of period (a) ...............................   $27,219,399     20,726,186        200,208      7,596,845
                                                                      ===========    ===========    ===========    ===========

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                     ------------------------------------------
                                                                                     TEMPLETON
                                                                       FRANKLIN     DEVELOPING      TEMPLETON
                                                                     MUTUAL SHARES    MARKETS      GLOBAL ASSET
                                                                     SECURITIES(b)  SECURITIES    ALLOCATION(c)
                                                                     -------------  -----------   -------------
Operations:
     Investment income (loss) - net ...............................        (1,563)       16,223         12,985
     Net realized gains (losses) on investments ...................        (2,334)     (580,103)       (69,258)
     Net change in unrealized appreciation or depreciation
        of investments ............................................       (17,765)      400,725       (130,993)
                                                                      -----------   -----------    -----------

Net increase (decrease) in net assets resulting from operations ...       (21,662)     (163,155)      (187,266)
                                                                      -----------   -----------    -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................             -     1,009,325      1,134,895
        MultiOption Classic/Achiever ..............................       646,976       921,046      1,048,539
        MegAnnuity ................................................             -     1,704,737         81,891
        Adjustable Income Annuity .................................             -             -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................             -    (1,496,901)      (377,616)
        MultiOption Classic/Achiever ..............................       (58,983)     (532,641)      (236,225)
        MegAnnuity ................................................             -    (1,613,427)       (74,451)
        Adjustable Income Annuity .................................             -             -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................             -        (1,235)             -
        MultiOption Classic/Achiever ..............................             -           319             61
        MegAnnuity ................................................             -             -              -
        Adjustable Income Annuity .................................             -             -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................             -       (23,808)             -
        MultiOption Classic/Achiever ..............................             -        (2,776)        (1,727)
        MegAnnuity ................................................             -             -              -
        Adjustable Income Annuity .................................             -             -              -
                                                                      -----------   -----------    -----------

Increase (decrease) in net assets from contract transactions ......       587,993       (35,361)     1,575,367
                                                                      -----------   -----------    -----------

Increase (decrease) in net assets .................................       566,331      (198,516)     1,388,101

Net assets at the beginning of period .............................             -     7,847,819      2,219,608
                                                                      -----------   -----------    -----------

Net assets at the end of period (a) ...............................       566,331     7,649,303      3,607,709
                                                                      ===========   ===========    ===========

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

(c) Formerly Templeton Asset Strategy sub-account. Effective May 1, 2002, the underlying fund changed it's name to Templeton Global Asset Allocation.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                     -------------------------------------------------------------
                                                                        JANUS           JANUS           JANUS            MFS
                                                                        ASPEN       ASPEN CAPITAL   INTERNATIONAL     INVESTORS
                                                                     BALANCED(b)     APPRECIATION      GROWTH      GROWTH STOCK(b)
                                                                     -----------     ------------    -----------   ---------------
Operations:
     Investment income (loss) - net ...............................  $     5,351        (211,423)       (106,817)           (988)
     Net realized gains (losses) on investments ...................         (484)     (3,735,309)     (3,523,629)         (3,230)
     Net change in unrealized appreciation or depreciation
        of investments ............................................      (13,494)       (269,695)     (1,459,271)        (13,676)
                                                                     -----------     -----------     -----------     -----------

Net increase (decrease) in net assets resulting from operations ...       (8,627)     (4,216,427)     (5,089,717)        (17,894)
                                                                     -----------     -----------     -----------     -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................            -       1,472,984       1,301,762               -
        MultiOption Classic/Achiever ..............................      667,452       1,789,302       1,951,651         250,580
        MegAnnuity ................................................            -         175,773         225,662               -
        Adjustable Income Annuity .................................            -               -               -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................            -      (4,075,915)     (2,906,461)              -
        MultiOption Classic/Achiever ..............................      (22,858)     (1,400,914)     (1,050,985)        (33,223)
        MegAnnuity ................................................            -        (174,595)       (223,205)              -
        Adjustable Income Annuity .................................            -               -               -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................            -              81            (292)              -
        MultiOption Classic/Achiever ..............................            -             650             378               -
        MegAnnuity ................................................            -              (1)              1               -
        Adjustable Income Annuity .................................            -               -               -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................            -          (9,333)        (10,219)              -
        MultiOption Classic/Achiever ..............................            -          (7,791)         (8,804)              -
        MegAnnuity ................................................            -             (97)            (52)              -
        Adjustable Income Annuity .................................            -               -               -               -
                                                                     -----------     -----------     -----------     -----------

Increase (decrease) in net assets from contract transactions ......      644,594      (2,229,856)       (720,564)        217,357
                                                                     -----------     -----------     -----------     -----------

Increase (decrease) in net assets .................................      635,967      (6,446,283)     (5,810,281)        199,463

Net assets at the beginning of period .............................            -      24,324,231      19,195,115               -
                                                                     -----------     -----------     -----------     -----------

Net assets at the end of period (a) ...............................  $   635,967      17,877,948      13,384,834         199,463
                                                                     ===========     ===========     ===========     ===========

                                                                              SEGREGATED SUB-ACCOUNTS
                                                                     -----------------------------------------
                                                                        MFS            MFS
                                                                      MID CAP          NEW             MFS
                                                                      GROWTH(b)    DISCOVERY(b)      VALUE(b)
                                                                     -----------   ------------    -----------
Operations:
     Investment income (loss) - net ...............................         (446)       (4,186)         (2,349)
     Net realized gains (losses) on investments ...................          (90)       (6,862)         (3,483)
     Net change in unrealized appreciation or depreciation
        of investments ............................................       (4,483)      (78,373)         (6,510)
                                                                     -----------   -----------     -----------

Net increase (decrease) in net assets resulting from operations ...       (5,019)      (89,421)        (12,342)
                                                                     -----------   -----------     -----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................            -             -               -
        MultiOption Classic/Achiever ..............................      100,175     1,197,409         775,325
        MegAnnuity ................................................            -             -               -
        Adjustable Income Annuity .................................            -             -               -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................            -             -               -
        MultiOption Classic/Achiever ..............................         (785)     (180,947)        (53,594)
        MegAnnuity ................................................            -             -               -
        Adjustable Income Annuity .................................            -             -               -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................            -             -               -
        MultiOption Classic/Achiever ..............................            -            81               -
        MegAnnuity ................................................            -             -               -
        Adjustable Income Annuity .................................            -             -               -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................            -             -               -
        MultiOption Classic/Achiever ..............................            -        (8,106)              -
        MegAnnuity ................................................            -             -               -
        Adjustable Income Annuity .................................            -             -               -
                                                                     -----------   -----------     -----------

Increase (decrease) in net assets from contract transactions ......       99,390     1,008,437         721,731
                                                                     -----------   -----------     -----------

Increase (decrease) in net assets .................................       94,371       919,016         709,389

Net assets at the beginning of period .............................            -             -               -
                                                                     -----------   -----------     -----------

Net assets at the end of period (a) ...............................       94,371       919,016         709,389
                                                                     ===========   ===========     ===========

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                        SEGREGATED SUB-ACCOUNTS
                                                                      ---------------------------------------------------------
                                                                        OPPENHEIMER    OPPENHEIMER   OPPENHEIMER     PUTNAM VT
                                                                         CAPITAL          HIGH      INTERNATIONAL    GROWTH AND
                                                                      APPRECIATION(b)   INCOME(b)     GROWTH(b)      INCOME(b)
                                                                      ---------------  ----------     ----------     ----------

Operations:
     Investment income (loss) - net ................................    $   (3,494)        (5,499)        (1,080)        (1,026)
     Net realized gains (losses) on investments ....................        (2,893)        (5,564)          (323)          (556)
     Net change in unrealized appreciation or depreciation
        of investments .............................................        11,844          4,227        (24,704)          (633)
                                                                        ----------     ----------     ----------     ----------

Net increase (decrease) in net assets resulting from operations ....         5,457         (6,836)       (26,107)        (2,215)
                                                                        ----------     ----------     ----------     ----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select .............................             -              -              -              -
        MultiOption Classic/Achiever ...............................       753,576      1,494,097        257,290        258,559
        MegAnnuity .................................................             -              -              -              -
        Adjustable Income Annuity ..................................             -              -              -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select .............................             -              -              -              -
        MultiOption Classic/Achiever ...............................       (36,135)      (464,103)          (961)       (14,409)
        MegAnnuity .................................................             -              -              -              -
        Adjustable Income Annuity ..................................             -              -              -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select .............................             -              -              -              -
        MultiOption Classic/Achiever ...............................             -            126              -              -
        MegAnnuity .................................................             -              -              -              -
        Adjustable Income Annuity ..................................             -              -              -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select .............................             -              -              -              -
        MultiOption Classic/Achiever ...............................             -        (22,443)             -              -
        MegAnnuity .................................................             -              -              -              -
        Adjustable Income Annuity ..................................             -              -              -              -
                                                                        ----------     ----------     ----------     ----------

Increase in net assets from contract transactions ..................       717,441      1,007,677        256,329        244,150
                                                                        ----------     ----------     ----------     ----------

Increase in net assets .............................................       722,898      1,000,841        230,222        241,935

Net assets at the beginning of period ..............................             -              -              -              -
                                                                        ----------     ----------     ----------     ----------

Net assets at the end of period (a) ................................    $  722,898      1,000,841        230,222        241,935
                                                                        ==========     ==========     ==========     ==========

                                                                               SEGREGATED SUB-ACCOUNTS
                                                                      --------------------------------------------
                                                                        PUTNAM VT        PUTNAM VT      PUTNAM VT
                                                                      INTERNATIONAL         NEW            NEW
                                                                        GROWTH(b)    OPPORTUNITIES(b)    VALUE(b)
                                                                        ----------   ----------------   ----------

Operations:
     Investment income (loss) - net ................................        (5,487)            (301)          (713)
     Net realized gains (losses) on investments ....................        (5,226)               9         (1,053)
     Net change in unrealized appreciation or depreciation
        of investments .............................................       (58,746)          (2,419)        (7,892)
                                                                        ----------       ----------     ----------

Net increase (decrease) in net assets resulting from operations ....       (69,459)          (2,711)        (9,658)
                                                                        ----------       ----------     ----------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select .............................             -                -              -
        MultiOption Classic/Achiever ...............................     1,664,080           71,252        151,411
        MegAnnuity .................................................             -                -              -
        Adjustable Income Annuity ..................................             -                -              -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select .............................             -                -              -
        MultiOption Classic/Achiever ...............................      (281,742)            (963)        (4,713)
        MegAnnuity .................................................             -                -              -
        Adjustable Income Annuity ..................................             -                -              -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select .............................             -                -              -
        MultiOption Classic/Achiever ...............................            44                -              -
        MegAnnuity .................................................             -                -              -
        Adjustable Income Annuity ..................................             -                -              -
     Annuity benefit payments:
        MultiOption Flex/Single/Select .............................             -                -              -
        MultiOption Classic/Achiever ...............................       (10,411)               -              -
        MegAnnuity .................................................             -                -              -
        Adjustable Income Annuity ..................................             -                -              -
                                                                        ----------       ----------     ----------

Increase in net assets from contract transactions ..................     1,371,971           70,289        146,698
                                                                        ----------       ----------     ----------

Increase in net assets .............................................     1,302,512           67,578        137,040

Net assets at the beginning of period ..............................             -                -              -
                                                                        ----------       ----------     ----------

Net assets at the end of period (a) ................................     1,302,512           67,578        137,040
                                                                        ==========       ==========     ==========

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

                            VARIABLE ANNUITY ACCOUNT
                       STATEMENTS OF CHANGES IN NET ASSETS
                          YEAR ENDED DECEMBER 31, 2002

                                                                                                      SEGREGATED SUB-ACCOUNTS
                                                                                           -----------------------------------------
                                                                                            PUTNAM
                                                                                              VT
                                                                                           VOYAGER(b)
                                                                                           ----------
Operations:
     Investment income (loss) - net ...............................................        $    (808)
     Net realized gains (losses) on investments ...................................             (467)
     Net change in unrealized appreciation or depreciation
        of investments ............................................................          (10,744)
                                                                                           ---------

Net increase (decrease) in net assets resulting from operations ...................          (12,019)
                                                                                           ---------

Contract transactions (notes 2, 3, 4 and 5):
     Contract purchase payments:
        MultiOption Flex/Single/Select ............................................                -
        MultiOption Classic/Achiever ..............................................          203,125
        MegAnnuity ................................................................                -
        Adjustable Income Annuity .................................................                -
     Contract terminations, withdrawal payments and charges:
        MultiOption Flex/Single/Select ............................................                -
        MultiOption Classic/Achiever ..............................................          (13,012)
        MegAnnuity ................................................................                -
        Adjustable Income Annuity .................................................                -
     Actuarial adjustments for mortality experience on annuities in payment period:
        MultiOption Flex/Single/Select ............................................                -
        MultiOption Classic/Achiever ..............................................                -
        MegAnnuity ................................................................                -
        Adjustable Income Annuity .................................................                -
     Annuity benefit payments:
        MultiOption Flex/Single/Select ............................................                -
        MultiOption Classic/Achiever ..............................................                -
        MegAnnuity ................................................................                -
        Adjustable Income Annuity .................................................                -
                                                                                           ---------

Increase in net assets from contract transactions .................................          190,113
                                                                                           ---------

Increase in net assets ............................................................          178,094

Net assets at the beginning of period .............................................                -
                                                                                           ---------

Net assets at the end of period (a) ...............................................        $ 178,094
                                                                                           =========

(a) See note 1 for an explanation of the Fund merger transactions occurring in 2003.

(b) For the period from May 1, 2002, commencement of operations, to December 31, 2002.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(1) ORGANIZATION AND BASIS OF PRESENTATION

The Variable Annuity Account (the Account) was established on September 10, 1984 as a segregated asset account of Minnesota Life Insurance Company (Minnesota
Life) under Minnesota law and is registered as a unit investment trust under the Investment Company Act of 1940 (as amended). The Account currently offers seven types of contracts consisting of fifty-four segregated sub-accounts to which contract owners may allocate their purchase payments. The financial statements presented herein include MultiOption Flex, MultiOption Single, and MultiOption Select (each of which has the same mortality and expense charges and unit value); MultiOption Classic and MultiOption Acheiver (each of which has the same mortality and expense charges, administrative charges, and unit value); MegAnnuity; MultiOption Advisor; and Adjustable Income Annuity. The Account's mortality and expense risk charge and administrative charge vary based on the group-sponsored insurance program under which the contract is issued. The differentiating features of the contracts are described in notes 2 and 3 below.

The assets of each segregated sub-account are held for the exclusive benefit of the variable annuity contract owners and are not chargeable with liabilities arising out of the business conducted by any other account or by Minnesota Life. Contract owners allocate their variable annuity purchase payments to one or more of the fifty-four segregated sub-accounts. Such payments are then invested in shares of the Advantus Series Fund, Inc., AIM Variable Insurance Funds, American Century Variable Portfolios, Inc., Credit Suisse Trust, Fidelity Variable Products Insurance Fund, Franklin Templeton Variable Insurance Products Trust, Janus Aspen Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, Panorama Series Fund, Inc., Putnam Variable Trust, Van Kampen Funds and Waddell & Reed Target Funds, Inc. (collectively, the Underlying Funds). The Advantus Series Fund, Inc. was organized by Minnesota Life as the investment vehicle for its variable annuity contracts and variable life policies. Each of the Underlying Funds is registered under the Investment Company Act of 1940 (as amended) as a diversified (except International Bond Portfolio which is non-diversified), open-end management investment company.

On September 22, 2003, the Advantus Series Fund, Inc. and Waddell & Reed Target Funds, Inc. completed a tax free exchange where the shares of the Advantus Growth and Advantus Capital Appreciation Portfolios were combined into Waddell & Reed Growth, and the Advantus Asset Allocation, Advantus International Stock, Advantus Value Stock, Advantus Small Company Value, Advantus Macro-Cap Value and Advantus Micro-Cap Value were exchanged for shares of Waddell & Reed Balanced, Waddell & Reed International II, Waddell & Reed Value, Waddell & Reed Small-Cap Growth, Waddell & Reed Core Equity and Waddell & Reed Micro-Cap Value, respectively.

Payments allocated to the Advantus Bond, Advantus Money Market, Advantus Mortgage Securities, Advantus Index 500, Advantus Maturing Government Bond 2006, Advantus Maturing Government Bond 2010, Advantus International Bond, Advantus Index 400 Mid-Cap, Advantus Real Estate Securities, AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends, AIM V.I. Premier Equity, American Century Income and Growth, American Century Ultra, American Century Value, Credit Suisse Global Post-Venture Capital, Fidelity VIP Contrafund, Fidelity VIP Equity Income, Fidelity VIP Mid Cap, Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, Templeton Global Asset Allocation, Janus Aspen Balanced, Janus Aspen Capital Appreciation, Janus International Growth, MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, MFS Value, Oppenheimer Capital Appreciation, Oppenheimer High Income, Oppenheimer International Growth, Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, Putnam VT Voyager, Van Kampen Growth and Income, Van Kampen Emerging Growth, Van Kampen Comstock, Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock), Waddell & Reed International, Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Advantus Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science & Technology, and Waddell & Reed Asset Strategy segregated sub-accounts are invested in shares of the Bond, Money Market, Mortgage Securities, Index 500, Maturing Government Bond 2006, Maturing Government Bond 2010, International Bond, Index 400 Mid-Cap and Real Estate Securities Portfolios of the Advantus Series Fund, Inc.; Series II shares of AIM V.I. Aggressive Growth, AIM V.I. Balanced, AIM V.I. Dent Demographic Trends Fund, and AIM V.I. Premier Equity Funds of the AIM Variable Insurance Funds; Class II shares of American Century Income and Growth, American Century Ultra, and American Century Value Funds of the American Century Variable Portfolios, Inc.; Credit Suisse Global Post-Venture Capital Portfolio of Credit Suisse Trust; Service Class 2 shares of VIP Contrafund, VIP Equity Income, and VIP Mid Cap Portfolios of Fidelity Variable Insurance Products Funds; Class 2 shares of Franklin Large Cap Growth Securities, Franklin Small Cap, Franklin Mutual Shares Securities, Templeton Developing Markets Securities, and Templeton Global Asset Allocation Funds of Franklin Templeton Variable Insurance Products Trust; Service shares of Janus Balanced, Janus Capital Appreciation, and Janus International Growth Porfolios of Janus Aspen Series; Service shares of MFS Investors Growth Stock, MFS Mid Cap Growth, MFS New Discovery, and MFS Value Series of MFS Variable Insurance Trust; Service shares of Oppenheimer Capital Appreciation and Oppenheimer High Income Funds of Oppenheimer Variable Account Funds; Service shares of Oppenheimer International Growth Fund of Panorama Series Fund, Inc.; IB shares of Putnam VT Growth and Income, Putnam VT International Equity, Putnam VT New Opportunities, Putnam VT New Value, and Putnam VT Voyager Funds of Putnam Variable Trust; Class 2 shares of Van Kampen Growth and Income, Van Kampen Emerging Growth, Van Kampen Comstock of Van Kampen Funds; Waddell & Reed Growth (formerly Advantus Growth and Advantus Capital Appreciation), Waddell & Reed Core Equity (formerly Advantus Macro-Cap Value), Waddell & Reed Small Cap Growth (formerly Advantus Small Company Growth), Waddell & Reed Balanced (formerly Advantus Asset Allocation), Waddell & Reed International II (formerly Advantus International Stock), Waddell & Reed International, Waddell & Reed Micro-Cap Growth (formerly Advantus Micro-Cap Growth), Waddell & Reed Small Cap Value (formerly Advantus Small Company Value), Waddell & Reed Value (formerly Advantus Value Stock), Waddell & Reed Science & Technology, and Waddell & Reed Asset Strategy Portfolios of Waddell & Reed Target Funds, Inc., respectively.

Securian Financial Services, Inc. (Securian) acts as the underwriter for the Account. Advantus Capital Management, Inc. (Advantus) acts as the investment adviser for the Advantus Series Fund, Inc. Both Securian and Advantus are affiliate companies of Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         USE OF ESTIMATES

         The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts in the financial statements and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

         INVESTMENTS IN UNDERLYING FUNDS

         Investments in shares of the Underlying Fund are stated at market value which is the net asset value per share as determined daily by the Underlying Fund. Investment transactions are recorded on a trade date basis. Effective January 1, 2003, the cost of investments sold is determined on the FIFO basis. Prior to January 1, 2003, the cost of investments sold was determined on the average cost method. The financial statement impact of this change in determining the cost of investments sold does not change the net assets of the sub-account and is limited to classification changes between realized and unrealized gains and losses. Management has determined that the reclassification amounts were not material. All dividend distributions received from the Underlying Fund are reinvested in additional shares of the Underlying Funds and are recorded by the sub-accounts on the ex-dividend date. The underlying Advantus Series Fund, Inc. Portfolios may utilize consent dividends to effectively distribute income for income tax purposes. The Account "consents" to treat these amounts as dividend income for tax purposes although they are not paid by the Underlying Funds. Therefore, no dividend income is recorded in the statements of operations related to such consent dividends.

         FEDERAL INCOME TAXES

         The Account is treated as part of Minnesota Life for federal income tax purposes. Under current interpretation of existing federal income tax law, no income taxes are payable on investment income or capital gain distributions received by the Account from the underlying Funds. Any applicable taxes will be the responsibility of the contract holders or beneficiaries upon termination or withdrawal.

         CONTRACTS IN ANNUITY PAYMENT PERIOD

         MULTIOPTION FLEX/SINGLE/SELECT, MULTIOPTION CLASSIC/ACHIEVER AND MULTIOPTION ADVISOR:

         Annuity reserves are computed for currently payable contracts according to the mortality and assumed interest rate assumptions used to purchase the annuity income. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

         MEGANNUITY:

         Annuity reserves are computed for currently payable contracts according to the Progressive Annuity Mortality Table, using an assumed interest rate of 3.50 percent.

         ADJUSTABLE INCOME ANNUITY:

         Annuity reserves are computed for currently payable contracts according to the Individual Annuity 1983 Table A using an assumed interest rate of 4.50 percent. If additional annuity reserves for mortality and risk expense charges are required, Minnesota Life reimburses the Account. If the reserves required are less than originally estimated, transfers may be made to Minnesota Life.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(3)      EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

         MULTIOPTION FLEX/SINGLE/SELECT:

         The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

         A contingent deferred sales charge paid may be imposed on a Multi-Option Annuity or Multi-Option Select contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2003 and 2002, contingent deferred sales charges totaled $1,476,773 and $2,666,946, respectively.

         MULTIOPTION CLASSIC/ACHIEVER:

         The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.25 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

         The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

         A contingent deferred sales charge paid may be imposed on a Multi-Option Classic or Multi-Option Achiever contract owner during the first ten years or first seven years, respectively, if a contract's accumulation value is reduced by a withdrawal or surrender. For the years ended December 31, 2003 and 2002, contingent deferred sales charges totaled $773,089 and $843,907, respectively.

         Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2003 and 2002.

         Where allowed by law, we reserve the right to credit certain additional amounts, the "Wealthbuilder Credit", to certain contracts in circumstances where large purchase payments are made to those contracts. Those amounts are obtained from the Minnesota Life General Account. Minnesota Life reserves the right to modify, suspend or terminate the Wealthbuilder Credit program at any time without notice.

         MULTIOPTION ADVISOR:

         The mortality and expense charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 1.20 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

         The administrative charge paid to Minnesota Life is equal, on an annual basis, to between 0.0 and 1.45 percent of the average daily net assets of the Account. Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the year ended December 31, 2003.

         A contingent deferred sales charge paid may be imposed on a Multi-Option Advisor contract owner during the first ten years, if a contract's accumulation value is reduced by a withdrawal or surrender. No contingent deferred sales charges were imposed for the year ended December 31, 2003.

         Certain options have guaranteed minimum death or income benefits. These options mortality and expense charges range from 1.35 % to 2.65 %. There are no additional fees and charges associated with these guarantees.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(3)      EXPENSES AND RELATED PARTY TRANSACTIONS - CONTINUED

         MEGANNUITY:

         The administrative charge paid to Minnesota Life is equal, on an annual basis, to 0.15 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than
         0.35 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

         Within each contract, premium taxes may be deducted from purchase payments or at the commencement of annuity payments. Currently such taxes range from 0 to 3.50 percent depending on the applicable state law. No premium taxes were deducted from the purchase payments for the years ended December 31, 2003 and 2002.

         ADJUSTABLE INCOME ANNUITY:

         The mortality and expense risk charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.80 percent of the average daily net assets of the Account. Under certain conditions, the charge may be increased to not more than 1.40 percent of the average daily net assets of the Account. This is charged through the daily unit value calculation.

         The administrative charge paid to Minnesota Life is computed daily and is equal, on an annual basis, to 0.15 percent of the average net assets of the Account. Under certain conditions, the charge may be increased to not more than 0.40 percent of the average daily net assets of the Account.

         Contract purchase payments for Adjustable Income Annuity are reflected net of the following charges paid Minnesota Life:

                  A sales charge up to 4.50 percent, depending upon the total amount of purchase payments, is deducted from each contract purchase payment. Total sales charges deducted from contract purchase payments for the years ended December 31, 2003 and 2002 amounted to $0 and $19,591, respectively.

                  A risk charge in the amount of 1.25 percent is deducted from each contract purchase payment. Under certain conditions, the risk charge may be as high as 2.00 percent. Total risk charges deducted from contract purchase payments for the years ended December 31, 2003 and 2002 amounted to $0 and $44,944, respectively.

                  A premium tax charge of up to 3.50 percent is deducted from each contract purchase payment. Total premium tax charges deducted from contract purchase payments for the years ended December 31, 2003 and 2002 amounted to $0 and $963, respectively.

         OTHER:

         To the extent the Account invests in the Advantus Series Fund, Inc., the Account indirectly incurs management fees that are payable to Advantus. The advisory fee agreement provides for payments ranging from 0.15% to 0.60% of average daily net assets. In addition, the Advantus Series Fund, Inc., has adopted a Rule 12b-1 distribution plan covering all of its portfolios except the Maturing Government Bond Portfolios. Under the plan, the Advantus Series Fund, Inc. pays distribution fees equal to 0.25% of average daily net assets to Securian. Advantus Series Fund, Inc. also pays an administrative service fee to Minnesota Life and for each portfolio pays an annual fee equal to 0.02% of net assets to State Street, Inc. for daily fund accounting services.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(4)      INVESTMENT TRANSACTIONS

         The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2003:

Advantus Bond                               $24,513,118
Advantus Money Market                        35,142,059
Advantus Mortgage Securities                 19,413,018
Advantus Index 500                           33,199,535
Advantus Maturing Government Bond 2006        1,612,771
Advantus Maturing Government Bond 2010        1,616,233
Advantus International Bond                   8,635,070
Advantus Index 400 Mid-Cap                   11,338,237
Advantus Real Estate Securities              11,754,910
AIM V.I. Aggressive Growth                      770,057
AIM V.I. Balanced                             1,152,044
AIM V.I. Dent Demographic Trends                587,215
AIM V.I. Premier Equity                         349,532
American Century Income and Growth            2,039,602
American Century Ultra                       12,402,568
American Century Value                        2,051,352
Credit Suisse Global Post-Venture Capital     1,126,411
Fidelity VIP Contrafund                       8,754,137
Fidelity VIP Equity Income                   24,217,996
Fidelity VIP Mid Cap                          7,260,891
Franklin Large Cap Growth Securities            928,722
Franklin Small Cap                            4,039,505
Franklin Mutual Shares Securities             1,957,203
Templeton Developing Markets Securities       9,212,011
Templeton Global Asset Allocation             2,166,845
Janus Aspen Balanced                          1,511,168
Janus Aspen Capital Appreciation              2,122,730
Janus Aspen International Growth              3,905,111
MFS Investors Growth Stock                    1,175,023
MFS Mid Cap Growth                              900,999
MFS New Discovery                             6,999,657
MFS Value                                     1,414,616
Oppenheimer Capital Appreciation              1,843,039
Oppenheimer High Income                       7,396,809
Oppenheimer International Growth              4,315,686
Putnam VT Growth and Income                     971,332
Putnam VT International Equity                7,062,389
Putnam VT New Opportunities                     234,688
Putnam VT New Value                             809,929
Putnam VT Voyager                               431,644

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(4)      INVESTMENT TRANSACTIONS, CONTINUED

         The Account's purchases of Underlying Funds shares, including reinvestment of dividend distributions, were as follows during the year ended December 31, 2003:

Van Kampen Growth and Income             245,114
Van Kampen Emerging Growth               182,632
Van Kampen Comstock                    1,373,537
Waddell & Reed Growth                 86,904,564
Waddell & Reed Core Equity               992,251
Waddell & Reed Small Cap Growth        3,491,413
Waddell & Reed Balanced                6,521,170
Waddell & Reed International II       18,305,736
Waddell & Reed International           1,283,216
Waddell & Reed Micro-Cap Growth        5,059,070
Waddell & Reed Small Cap Value         6,236,254
Waddell & Reed Value                   2,390,181
Waddell & Reed Science & Technology      861,417
Waddell & Reed Asset Strategy            452,017

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS

         Transactions in units for each segregated sub-account for the years ended December 31, 2003 and 2002 were as follows:

                                                                     SEGREGATED SUB-ACCOUNTS
                                             -----------------------------------------------------------------------
                                                                                                           ADVANTUS
                                                              ADVANTUS       ADVANTUS       ADVANTUS       MATURING
                                              ADVANTUS         MONEY         MORTGAGE         INDEX       GOVERNMENT
                                                BOND           MARKET       SECURITIES         500         BOND 2006
                                             -----------    -----------    -----------    ------------    ----------
Units outstanding at
   December 31, 2001 .....................    57,780,185     46,433,132     62,749,113      77,262,312     4,864,034
      Contract purchase
          payments .......................    17,905,035     45,777,623     25,901,256      13,546,924     1,526,028
      Contract terminations, withdrawal
          payments and charges ...........   (13,263,772)   (49,673,672)   (14,173,844)    (18,730,313)   (1,025,895)
                                             -----------    -----------    -----------    ------------    ----------
Units outstanding at
   December 31, 2002 .....................    62,421,448     42,537,083     74,476,525      72,078,923     5,364,167
      Contract purchase
          payments .......................    22,118,352     30,005,084     15,524,618      46,108,530     1,031,587
      Contract terminations, withdrawal
          payments and charges ...........   (12,998,000)   (42,364,642)   (16,498,242)    (12,936,680)   (1,258,983)
                                             -----------    -----------    -----------    ------------    ----------
Units outstanding at
   December 31, 2003 .....................    71,541,800     30,177,525     73,502,901     105,250,773     5,136,771
                                             ===========    ===========    ===========    ============    ==========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                    SEGREGATED SUB-ACCOUNTS
                                             ----------------------------------------------------------------------
                                              ADVANTUS                                      ADVANTUS
                                              MATURING       ADVANTUS       ADVANTUS          REAL        AIM V.I.
                                             GOVERNMENT    INTERNATIONAL    INDEX 400        ESTATE      AGGRESSIVE
                                             BOND 2010         BOND          MID-CAP       SECURITIES      GROWTH
                                             ----------    -------------   -----------    -----------    ----------
Units outstanding at
   December 31, 2001 .....................    3,226,304      35,648,905     15,271,982     10,820,336            -
      Contract purchase
          payments .......................    2,267,005       7,569,619      5,217,050     14,913,520      205,827
      Contract terminations, withdrawal
          payments and charges ...........   (1,034,522)     (4,418,303)    (5,506,268)    (4,573,775)      (4,966)
                                             ----------     -----------    -----------    -----------     --------
Units outstanding at
   December 31, 2002 .....................    4,458,787      38,800,221     14,982,764     21,160,081      200,861
      Contract purchase
          payments .......................      919,817       7,485,878      9,104,377      8,728,667      772,424
      Contract terminations, withdrawal
          payments and charges ...........   (1,661,370)     (6,743,357)    (6,560,387)    (2,902,423)    (150,100)
                                             ----------     -----------    -----------    -----------     --------
Units outstanding at
    December 31, 2003 ....................    3,717,234      39,542,742     17,526,754     26,986,325      823,185
                                             ==========     ===========    ===========    ===========     ========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                  SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------------
                                                           AIM V.I.                     AMERICAN
                                                            DENT          AIM V.I.       CENTURY       AMERICAN
                                            AIM V.I.     DEMOGRAPHIC      PREMIER         INCOME        CENTURY
                                            BALANCED       TRENDS         EQUITY        AND GROWTH       ULTRA
                                          -----------    -----------    -----------    -----------    -----------
Units outstanding at
   December 31, 2001 ..................             -              -              -              -              -
      Contract purchase
          payments ....................       222,483         55,977        333,835        276,920      2,453,161
      Contract terminations, withdrawal
          payments and charges ........       (20,302)       (11,878)          (507)        (5,847)      (684,568)
                                          -----------    -----------    -----------    -----------    -----------
Units outstanding at
   December 31, 2002 ..................       202,181         44,099        333,328        271,073      1,768,593
      Contract purchase
          payments ....................     1,109,782        566,213        396,090      1,925,765     12,556,424
      Contract terminations, withdrawal
          payments and charges ........       (69,516)      (114,168)      (208,396)       (30,769)      (484,996)
                                          -----------    -----------    -----------    -----------    -----------
Units outstanding at
    December 31, 2003 .................     1,242,447        496,144        521,022      2,166,069     13,840,021
                                          ===========    ===========    ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                             SEGREGATED SUB-ACCOUNTS
                                                     -----------------------------------------------------------------------
                                                                 CREDIT SUISSE
                                                      AMERICAN      GLOBAL
                                                      CENTURY     POST-VENTURE   FIDELITY VIP   FIDELITY VIP    FIDELITY VIP
                                                       VALUE        CAPITAL       CONTRAFUND    EQUITY INCOME     MID CAP
                                                     ----------  -------------   ------------   -------------   ------------
Units outstanding at
   December 31, 2001 .............................            -     1,868,816     26,305,920      22,269,645     17,716,573
      Contract purchase
          payments ...............................      666,477       501,946     10,854,040      17,173,473      7,587,376
      Contract terminations, withdrawal
          payments and charges ...................      (58,878)     (501,466)    (7,432,995)     (8,612,637)    (5,802,521)
                                                     ----------    ----------    -----------      ----------    -----------
Units outstanding at
   December 31, 2002 .............................      607,599     1,869,296     29,726,965      30,830,481     19,501,428
      Contract purchase
          payments ...............................    2,033,778     2,527,952     10,077,080      24,422,335      6,656,494
      Contract terminations, withdrawal
          payments and charges ...................     (203,761)     (240,877)    (3,772,292)     (5,405,396)    (3,451,607)
                                                     ----------    ----------    -----------      ----------    -----------
 Units outstanding at
    December 31, 2003 ............................    2,437,616     4,156,371     36,031,753      49,847,420     22,706,315
                                                     ==========    ==========    ===========      ==========    ===========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5)      UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                              SEGREGATED SUB-ACCOUNTS
                                                     -------------------------------------------------------------------------
                                                      FRANKLIN                                     TEMPLETON
                                                     LARGE CAP                        FRANKLIN     DEVELOPING      TEMPLETON
                                                       GROWTH        FRANKLIN      MUTUAL SHARES     MARKETS      GLOBAL ASSET
                                                     SECURITIES      SMALL CAP      SECURITIES     SECURITIES      ALLOCATION
                                                     -----------    -----------    -------------   -----------    ------------
Units outstanding at
   December 31, 2001 .............................             -     10,082,739               -     13,906,056      2,557,131
      Contract purchase
          payments ...............................       258,418      8,875,245         739,223      6,569,990      2,705,650
      Contract terminations, withdrawal
          payments and charges ...................       (14,092)    (3,048,570)        (68,800)    (6,956,371)      (846,744)
                                                     -----------    -----------     -----------    -----------    -----------
Units outstanding at
   December 31, 2002 .............................       244,326     15,909,414         670,423     13,519,675      4,416,037
      Contract purchase
          payments ...............................       890,937      6,232,254       1,887,167     13,330,483      2,410,511
      Contract terminations, withdrawal
          payments and charges ...................       (49,011)    (2,490,698)       (113,461)   (12,251,148)    (1,172,646)
                                                     -----------    -----------     -----------    -----------    -----------
 Units outstanding at
    December 31, 2003 ............................     1,086,252     19,650,970       2,444,129     14,599,010      5,653,902
                                                     ===========    ===========     ===========    ===========    ===========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                               SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------
                                             JANUS         JANUS       JANUS ASPEN       MFS         MFS
                                             ASPEN     ASPEN CAPITAL  INTERNATIONAL   INVESTORS    MID CAP
                                            BALANCED   APPRECIATION      GROWTH      GROWTH STOCK   GROWTH
                                           ---------   -------------  -------------  ------------  --------
Units outstanding at
  December 31, 2001 .....................          -    38,811,457     30,574,683                         -
   Contract purchase payments ...........    714,492     6,828,683      7,354,568       295,169     134,019
   Contract terminations, withdrawal
    payments and charges ................    (24,852)  (10,931,006)    (8,724,021)      (40,532)     (1,118)
                                           ---------    ----------     ----------     ---------     -------
Units outstanding at
  December 31, 2002 .....................    689,640    34,709,134     29,205,230       254,637     132,901
   Contract purchase payments ...........  1,480,015     3,672,956      5,143,335     1,194,369     840,831
   Contract terminations, withdrawal
    payments and charges ................   (186,959)   (8,310,526)    (8,166,523)      (30,675)   (145,167)
                                           ---------    ----------     ----------     ---------     -------
Units outstanding at
  December 31, 2003 .....................  1,982,696    30,071,564     26,182,042     1,418,331     828,565
                                           =========    ==========     ==========     =========     =======

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                             SEGREGATED SUB-ACCOUNTS
                                          -----------------------------------------------------------------
                                              MFS                  OPPENHEIMER                 OPPENHEIMER
                                              NEW         MFS        CAPITAL     OPPENHEIMER  INTERNATIONAL
                                           DISCOVERY     VALUE     APPRECIATION  HIGH INCOME      GROWTH
                                          ----------   ----------  ------------  -----------  -------------
Units outstanding at
 December 31, 2001 ......................          -           -            -             -             -
   Contract purchase payments ...........  1,266,929     914,789      936,775     1,149,099       324,337
   Contract terminations, withdrawal
    payments and charges ................   (193,480)    (62,466)     (46,370)     (474,751)       (1,242)
                                          ----------   ---------    ---------    ----------    ----------
Units outstanding at
 December 31, 2002 ......................  1,073,449     852,323      890,405       674,348       323,095
   Contract purchase payments ...........  6,263,564   1,456,085    1,823,069     6,944,098     4,549,914
   Contract terminations, withdrawal
    payments and charges ................ (2,319,827)   (160,067)    (406,169)   (1,018,191)   (3,285,133)
                                          ----------   ---------    ---------    ----------    ----------
Units outstanding at
 December 31, 2003 ......................  5,017,186   2,148,341    2,307,305     6,600,255     1,587,876
                                          ==========   =========    =========    ==========    ==========

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                               SEGREGATED SUB-ACCOUNTS
                                           ----------------------------------------------------------------
                                           PUTNAM VT     PUTNAM VT      PUTNAM VT     PUTNAM VT
                                           GROWTH AND  INTERNATIONAL       NEW           NEW      PUTNAM VT
                                             INCOME        EQUITY     OPPORTUNITIES     VALUE      VOYAGER
                                           ----------  -------------  --------------  ----------  ---------
Units outstanding at
 December 31, 2001 ......................          -             -             -              -          -
   Contract purchase payments ...........    315,107     1,712,133        90,054        170,555    244,102
   Contract terminations, withdrawal
    payments and charges ................    (18,218)     (294,091)       (1,195)        (6,022)   (16,088)
                                           ---------    ----------       -------       --------    -------
Units outstanding at
 December 31, 2002 ......................    296,889     1,418,042        88,859        164,533    228,014
   Contract purchase payments ...........    996,477     7,226,432       234,670        792,106    439,161
   Contract terminations, withdrawal
    payments and charges ................   (176,286)   (2,363,207)      (51,545)      (182,687)   (56,748)
                                           ---------    ----------       -------       --------    -------
Units outstanding at
 December 31, 2003 ......................  1,117,080     6,281,267       271,984        773,952    610,427
                                           =========    ==========       =======       ========    =======

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                 SEGREGATED SUB-ACCOUNTS
                                           -------------------------------------------------------------------
                                           VAN KAMPEN  VAN KAMPEN
                                           GROWTH AND   EMERGING   VAN KAMPEN  WADDELL & REED  WADDELL & REED
                                             INCOME      GROWTH     COMSTOCK     GROWTH (a)    CORE EQUITY (b)
                                           ----------  ----------  ----------  --------------  ---------------
Units outstanding at
 December 31, 2001 ......................         -           -            -    102,359,809      17,049,674
   Contract purchase payments ...........         -           -            -     12,283,734       3,945,403
   Contract terminations, withdrawal
    payments and charges ................         -           -            -    (24,944,657)     (4,681,662)
                                            -------     -------    ---------    -----------      ----------
Units outstanding at
 December 31, 2002 ......................         -           -            -     89,698,886      16,313,415
   Contract purchase payments ...........   228,854     158,958    1,241,148      1,221,828       1,732,339
   Contract terminations, withdrawal
    payments and charges ................   (20,556)    (39,359)     (11,992)   (10,946,677)     (4,307,522)
                                            -------     -------    ---------    -----------      ----------
Units outstanding at
 December 31, 2003 ......................   208,298     119,599    1,229,156     79,974,037      13,738,232
                                            =======     =======    =========    ===========      ==========

(a) Formerly Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio. See note 1 for fund merger transactions during 2003.

(b) Formerly Advantus Macro-Cap Value Portfolio. See note 1 for fund merger transactions during 2003.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

(5) UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                                         SEGREGATED SUB-ACCOUNTS
                                           ------------------------------------------------------------------------------------
                                           WADDELL & REED                                                        WADDELL & REED
                                             SMALL CAP     WADDELL & REED     WADDELL & REED     WADDELL & REED     MICRO-CAP
                                             GROWTH (a)     BALANCED (b)   INTERNATIONAL II (c)  INTERNATIONAL      GROWTH (d)
                                           --------------  --------------  --------------------  --------------  --------------
Units outstanding at
 December 31, 2001 ......................    58,874,540     115,815,207         77,650,129                 -       18,375,194
   Contract purchase payments ...........     5,343,235       7,790,241          8,852,804                 -        2,835,946
   Contract terminations, withdrawal
    payments and charges ................   (13,261,707)    (27,478,992)       (17,385,055)                -       (5,131,365)
                                            -----------     -----------        -----------         ---------       ----------
Units outstanding at
 December 31, 2002 ......................    50,956,068      96,126,456         69,117,878                 -       16,079,775
   Contract purchase payments ...........     4,159,253       6,168,927         14,829,981         1,222,148        4,816,043
   Contract terminations, withdrawal
    payments and charges ................    (7,027,498)    (16,164,468)       (14,737,011)         (380,216)      (3,402,377)
                                            -----------     -----------        -----------         ---------       ----------
Units outstanding at
 December 31, 2003 ......................    48,087,823      86,130,915         69,210,848           841,932       17,493,441
                                            ===========     ===========        ===========         =========       ==========

(a) Formerly Advantus Small Company Growth Portfolio. See note 1 for fund merger transactions during 2003.

(b) Formerly Advantus Asset Allocation Portfolio. See note 1 for fund merger transactions during 2003.

(c) Formerly Advantus International Stock Portfolio. See note 1 for fund merger transactions during 2003.

(d) Formerly Advantus Micro-Cap Growth Portfolio. See note 1 for fund merger transactions during 2003.

                            VARIABLE ANNUITY ACCOUNT

                          NOTES TO FINANCIAL STATEMENTS
                           DECEMBER 31, 2003 AND 2002

  (5)UNIT ACTIVITY FROM CONTRACT TRANSACTIONS - CONTINUED

                                                              SEGREGATED SUB-ACCOUNTS
                                           --------------------------------------------------------------
                                           WADDELL & REED                  WADDELL & REED  WADDELL & REED
                                             SMALL CAP     WADDELL & REED     SCIENCE &        ASSET
                                             VALUE (a)       VALUE (b)       TECHNOLOGY       STRATEGY
                                           --------------  --------------  --------------  --------------
Units outstanding at
 December 31, 2001 ......................    19,875,251      49,262,385              -              -
   Contract purchase payments ...........    11,562,425       5,904,394              -              -
   Contract terminations, withdrawal
    payments and charges ................    (8,411,739)    (10,990,802)             -              -
                                             ----------     -----------        -------        -------
Units outstanding at
 December 31, 2002 ......................    23,025,937      44,175,977              -              -
   Contract purchase payments ...........     5,665,523       2,546,317        811,365        439,894
   Contract terminations, withdrawal
    payments and charges ................    (5,133,731)     (6,829,522)      (441,586)          (405)
                                             ----------     -----------        -------        -------
Units outstanding at
 December 31, 2003 ......................    23,557,729      39,892,772        369,779        439,489
                                             ==========     ===========        =======        =======

(a) Formerly Advantus Small Company Value Portfolio. See note 1 for fund merger transactions during 2003.

(b) Formerly Advantus Value Stock Portfolio. See note 1 for fund merger transactions during 2003.

                            VARIABLE ANNUITY ACCOUNT

(6) FINANCIAL HIGHLIGHTS

                                                                   0.15% VARIABLE ACCOUNT CHARGE**
                                                 ------------------------------------------------------------------
                                                                                              For the year ended
                                                             At December 31                      December 31
                                                 ---------------------------------------  -------------------------
                                                 Accumulation                   Units      Investment      Total
                                                  Unit Value    Net Assets   Outstanding  Income Ratio*  Return***
                                                  ----------    ----------   -----------  -------------  ---------
Advantus Bond                              2003   $     3.38   $  4,465,876   1,323,019       0.00%           5.19%
                                           2002         3.21      4,874,956   1,509,934       0.00%          10.34%
                                           2001         2.91      4,999,814   1,709,084      10.87%           7.74%
Advantus Money Market                      2003         2.08      2,184,631   1,052,431       0.61%           0.46%
                                           2002         2.07      2,169,884   1,050,180       1.28%           1.13%
                                           2001         2.04      3,256,767   1,593,977       3.63%           3.63%
Advantus Mortgage Securities               2003         3.59      2,319,053     645,952       0.00%           4.00%
                                           2002         3.45      3,471,648     996,342       0.06%           9.50%
                                           2001         3.15      2,587,356     812,810      12.44%           8.81%
Advantus Index 500                         2003         4.48     12,641,704   2,819,730       0.00%          27.85%
                                           2002         3.51      9,407,193   2,672,983       0.00%         -22.48%
                                           2001         4.53     13,125,020   2,891,401       0.95%         -12.39%
Advantus Maturing Government Bond 2006     2003         2.18        790,342     362,989       0.00%           1.79%
                                           2002         2.14        830,177     371,760       0.00%          12.82%
                                           2001         1.90        753,127     383,557       5.92%           7.91%
Advantus Maturing Government Bond 2010     2003         2.39        101,944      42,667       0.00%           2.60%
                                           2002         2.33        150,032      64,426       0.08%          18.68%
                                           2001         1.96        130,343      66,425       7.17%           4.81%
Advantus International Bond                2003         1.49        857,251     574,356       0.00%          20.07%
                                           2002         1.24        499,023     400,367       0.15%          17.77%
                                           2001         1.06         95,555      89,097       1.10%          -1.66%
Advantus Index 400 Mid-Cap                 2003         1.74      1,202,341     689,419       0.00%          34.39%
                                           2002         1.30        570,339     439,481       0.00%         -15.16%
                                           2001         1.53        544,883     356,197       0.87%          -1.22%
Advantus Real Estate Securities            2003         1.71      1,145,980     669,137       0.00%          42.00%
                                           2002         1.21        804,596     666,006       0.01%           6.81%
                                           2001         1.13        278,318     246,482       5.44%           9.87%
Credit Suisse Global Post-Venture Capital  2003         0.52        128,088     246,390       0.00%          47.44%
                                           2002         0.35          2,519       7,145       0.00%         -34.26%
                                           2001         0.54          3,210       5,984      16.37%         -29.52%
Fidelity VIP Contrafund                    2003         0.96        471,400     491,589       0.29%          28.00%
                                           2002         0.75        279,938     373,678       0.78%          -9.74%
                                           2001         0.83        303,453     365,617       0.79%         -12.60%
Fidelity VIP Equity Income                 2003         1.15        490,895     425,493       1.43%          29.83%
                                           2002         0.89        308,457     344,939       1.52%         -17.28%
                                           2001         1.07        294,384     271,988       1.97%          -5.37%
Fidelity VIP Mid Cap                       2003         1.49        605,266     405,161       0.28%          38.04%
                                           2002         1.08        496,135     457,848       0.78%         -10.16%
                                           2001         1.20        478,596     396,693       0.00%          -3.66%
Franklin Small Cap                         2003         0.67        207,430     310,441       0.00%          37.04%
                                           2002         0.49        191,328     391,060       0.28%         -28.79%
                                           2001         0.68         88,304     127,846       0.22%         -15.37%
Templeton Developing Markets Securities    2003         0.80        318,978     398,778       0.73%          52.76%
                                           2002         0.52        214,527     409,691       1.56%          -0.30%
                                           2001         0.53        111,479     212,265       0.11%          -8.22%
Templeton Global Asset Allocation          2003         1.10        169,422     153,886       2.56%          31.76%
                                           2002         0.84         64,425      77,098       1.17%          -4.53%
                                           2001         0.88         59,144      67,571       0.23%         -10.08%
Janus Aspen Capital Appreciation           2003         0.64        393,661     613,591       0.24%          20.06%
                                           2002         0.53        334,031     622,761       0.31%         -16.05%
                                           2001         0.64        402,880     628,238       0.86%         -21.95%

                            VARIABLE ANNUITY ACCOUNT

                                                                   0.15% VARIABLE ACCOUNT CHARGE**
                                                 ------------------------------------------------------------------
                                                                                             For the year ended
                                                             At December 31                      December 31
                                                 ---------------------------------------  -------------------------
                                                 Accumulation                   Units      Investment      Total
                                                  Unit Value    Ne  Assets   Outstanding  Income Ratio*  Return***
                                                 ------------  ------------  -----------  -------------  ----------
Janus Aspen International Growth           2003      0.63          376,492      595,244       0.97%         34.33%
                                           2002      0.47          278,526      588,793       0.62%        -25.87%
                                           2001      0.64          325,995      510,863       0.68%        -23.54%
Waddell & Reed Growth (b)                  2003      2.89        9,165,037    3,168,835       0.00%         25.26%
                                           2002      2.31        3,477,642    1,657,162       0.00%        -25.55%
                                           2001      3.80        5,773,751    1,842,615       0.00%        -24.91%
Waddell & Reed Core Equity (c )            2003      0.95          293,669      307,576       0.71%         21.15%
                                           2002      0.79          271,502      344,497       0.00%        -28.25%
                                           2001      1.10          322,693      293,780       0.34%         -7.88%
Waddell & Reed Small Cap Growth (d)        2003      2.05        2,823,716    1,378,769       0.00%         47.76%
                                           2002      1.39        2,032,353    1,459,735       0.00%        -31.90%
                                           2001      2.04        3,281,690    1,605,262       0.00%        -14.83%
Waddell & Reed Balanced (e)                2003      3.58        5,010,981    1,398,209       0.64%         20.87%
                                           2002      2.96        5,213,603    1,646,647       0.00%         -9.12%
                                           2001      3.26        6,128,174    1,760,361       1.99%        -14.49%
Waddell & Reed International II (f)        2003      2.77        4,832,565    1,744,785       1.95%         46.63%
                                           2002      1.89        3,176,420    1,611,358       0.00%        -17.94%
                                           2001      2.30        4,259,122    1,775,314       4.13%        -11.34%
Waddell & Reed Micro-Cap Growth (g)        2003      1.43          544,599      380,788       0.00%         54.18%
                                           2002      0.93          333,236      359,196       0.00%        -43.73%
                                           2001      1.65          423,022      256,057       0.00%        -11.46%
Waddell & Reed Small Cap Value (h)         2003      1.60        1,256,237      783,072       0.00%         49.25%
                                           2002      1.07          921,384      856,647       0.00%        -20.10%
                                           2001      1.35          702,424      522,183       0.00%         15.41%
Waddell & Reed Value (i)                   2003      2.12        1,630,027      767,590       0.58%         26.87%
                                           2002      1.67        1,556,862      923,303       0.00%        -15.45%
                                           2001      1.98        1,912,245      958,634       1.19%        -10.59%

                            VARIABLE ANNUITY ACCOUNT

                                                                  0.95% VARIABLE ACCOUNT CHARGE**
                                                 ------------------------------------------------------------------
                                                                                             For the year ended
                                                             At December 31                      December 31
                                                 ---------------------------------------  -------------------------
                                                 Accumulation                   Units      Investment      Total
                                                  Unit Value    Net Assets   Outstanding  Income Ratio*  Return***
                                                 ------------  ------------  -----------  -------------  ----------
Advantus Index 500                         2003   $     1.70    $52,268,714   30,702,380      0.00%        26.84%
                                           2002         1.00     26,886,074   26,886,074      0.00%       -23.10%
                                           2001         1.75     28,292,680   16,209,845      0.00%       -13.08%

                                                                        1.20% VARIABLE ACCOUNT CHARGE**
                                                 -----------------------------------------------------------------------------
                                                                                          For the period from January 13, 2003
                                                                                            (commencement of operations) to
                                                          At December 31, 2003                      December 31, 2003
                                                 ---------------------------------------  ------------------------------------
                                                 Accumulation                   Units          Investment            Total
                                                  Unit Value    Net Assets   Outstanding      Income Ratio*        Return***
                                                 ------------  ------------  -----------  ---------------------  -------------
Advantus Bond                                        1.05      $  4,238,896    4,050,332          0.00%                4.48%
Advantus Money Market                                0.99         3,365,040    3,383,922          0.63%               -0.56%
Advantus Mortgage Securities                         1.03         2,691,147    2,612,510          0.00%                2.87%
Advantus Index 500                                   1.20         1,686,355    1,402,754          0.00%               19.51%
Advantus Index 400 Mid-Cap                           1.29           657,956      507,973          0.00%               29.12%
Advantus Real Estate Securities                      1.42         1,351,173      950,460          0.00%               42.11%
AIM V.I. Aggressive Growth                           1.23           169,988      138,031          0.00%               22.56%
AIM V.I. Balanced                                    1.12           292,356      260,103          2.73%               12.01%
AIM V.I. Dent Demographic Trends                     1.27           111,179       87,532          0.00%               26.38%
AIM V.I. Premier Equity                              1.17            44,419       37,859          0.26%               16.43%
American Century Income and Growth                   1.21           317,122      261,738          0.88%               20.47%
American Century Ultra                               1.18         2,784,736    2,352,141          0.00%               17.91%
American Century Value                               1.24           386,723      312,590          0.76%               23.31%
Fidelity VIP Contrafund                              1.25         1,428,173    1,141,186          0.29%               25.20%
Fidelity VIP Equity Income                           1.23         4,736,806    3,848,018          0.00%               22.49%
Fidelity VIP Mid Cap                                 1.36         1,412,441    1,038,040          0.00%               36.92%
Franklin Large Cap Growth Securities                 1.19           232,956      195,555          0.56%               18.50%
Franklin Small Cap                                   1.29           535,098      416,055          0.00%               28.02%
Franklin Mutual Shares Securities                    1.21           348,793      287,026          1.01%               21.20%
Templeton Developing Markets Securities              1.47           439,468      299,235          1.11%               17.23%
Janus Aspen Balanced                                 1.11           354,668      320,021          2.02%                5.31%
Janus Aspen Capital Appreciation                     1.14            86,274       75,843          0.24%                6.98%
Janus Aspen International Growth                     1.31           276,650      211,619          0.00%               12.93%
MFS Investors Growth Stock                           1.15           263,835      229,166          0.00%                4.84%
MFS Mid Cap Growth                                   1.29           136,157      105,746          0.00%                8.00%
MFS New Discovery                                    1.29         1,005,663      780,498          0.00%                6.06%
MFS Value                                            1.19           174,921      146,463          0.15%               11.32%
Oppenheimer Capital Appreciation                     1.23           354,847      289,222          0.24%                8.95%
Oppenheimer High Income                              1.20         1,195,063      998,460          6.05%                4.83%
Oppenheimer International Growth                     1.40           314,228      223,759          0.83%               15.65%
Putnam VT Growth and Income                          1.20           221,104      184,694          1.41%               10.75%
Putnam VT International Equity                       1.24         1,252,898    1,007,114          0.00%               12.58%
Putnam VT New Opportunities                          1.25            26,541       21,906          0.00%                7.08%
Putnam VT New Value                                  1.24           115,610       93,432          0.84%               13.10%
Putnam VT Voyager                                    1.17           100,891       85,961          0.30%                5.82%
Van Kampen Growth and Income                         1.21            64,827       53,413          0.00%               10.69%
Van Kampen Emerging Growth                           1.19            54,678       45,797          0.00%                6.81%
Van Kampen Comstock                                  1.23           248,594      202,627          0.00%                9.49%
Waddell & Reed Growth (b)                            1.06            55,524       52,097          0.00%                7.59%
Waddell & Reed Core Equity (c)                       1.09            50,294       46,268          0.71%                9.21%
Waddell & Reed Small Cap Growth (d)                  1.08           266,256      247,050          0.00%               11.04%
Waddell & Reed Balanced (e)                          1.06           194,054      182,287          0.66%                6.55%
Waddell & Reed International II (f)                  1.38         2,243,349    1,620,424          1.78%               36.94%
Waddell & Reed International (a)                     1.13           235,773      209,044          2.04%               13.69%
Waddell & Reed Micro-Cap Growth (g)                  1.50           376,321      250,685          0.00%               49.08%
Waddell & Reed Small Cap Value (h)                   1.41           746,706      529,377          0.00%               40.33%
Waddell & Reed Value (i)                             1.10            76,621       69,674          0.54%               10.33%
Waddell & Reed Science & Technology (a)              1.10            55,293       50,270          0.00%               11.50%
Waddell & Reed Asset Strategy (a)                    1.06            94,490       89,344          1.51%                6.01%

                            VARIABLE ANNUITY ACCOUNT

                                                                  1.25% VARIABLE ACCOUNT CHARGE**
                                                 ------------------------------------------------------------------
                                                                                             For the year ended
                                                              At December 31                    December 31
                                                 ---------------------------------------  -------------------------
                                                 Accumulation                   Units      Investment      Total
                                                  Unit Value    Net Assets   Outstanding  Income Ratio*  Return***
                                                 ------------  ------------  -----------  -------------  ----------
Advantus Bond                              2003   $     3.14   $ 98,953,482   31,500,936       0.00%         4.04%
                                           2002         3.02    113,945,990   37,230,407       0.00%         9.13%
                                           2001         2.77    113,032,099   40,325,182      10.94%         6.56%
Advantus Money Market                      2003         1.86     24,373,690   13,082,909       0.63%        -0.63%
                                           2002         1.87     44,170,115   23,520,577       1.28%         0.02%
                                           2001         1.87     50,251,370   26,755,160       3.54%         2.50%
Advantus Mortgage Securities               2003         3.04     97,514,893   32,068,955       0.00%         2.86%
                                           2002         2.96    118,197,623   39,498,771       0.06%         8.30%
                                           2001         2.73    105,973,168   38,356,257      12.02%         7.62%
Advantus Index 500                         2003         4.30    148,914,509   34,644,449       0.00%        26.46%
                                           2002         3.40    137,800,376   39,859,218       0.00%       -23.33%
                                           2001         4.43    219,412,838   48,729,709       0.87%       -13.34%
Advantus Maturing Government Bond 2006     2003         1.96      8,758,345    4,473,923       0.00%         0.68%
                                           2002         1.94      9,355,076    4,647,701       0.00%        11.59%
                                           2001         1.74      7,535,648    4,145,135       5.34%         6.73%
Advantus Maturing Government Bond 2010     2003         2.15      6,831,586    3,180,201       0.00%         1.48%
                                           2002         2.12      8,330,757    3,781,208       0.00%        17.38%
                                           2001         1.80      5,117,626    2,672,564      10.68%         3.66%
Advantus International Bond                2003         1.40     42,650,660   30,393,725       0.00%        18.76%
                                           2002         1.18     35,509,918   29,880,550       0.28%        16.48%
                                           2001         1.02     30,138,650   29,537,291       1.06%        -2.73%
Advantus Index 400 Mid-Cap                 2003         1.65     15,358,661    9,316,813       0.00%        32.92%
                                           2002         1.24     12,395,730    9,829,862       0.00%       -16.09%
                                           2001         1.48     16,281,294   10,851,086       0.81%        -2.30%
Advantus Real Estate Securities            2003         1.63     25,835,869   15,847,833       0.00%        40.45%
                                           2002         1.16     17,578,505   15,045,825       0.02%         5.64%
                                           2001         1.10      9,670,684    8,728,831       3.78%         8.67%
Credit Suisse Global Post-Venture Capital  2003         0.50        997,658    1,993,007       0.00%        45.83%
                                           2002         0.34        185,172      539,460       0.00%       -34.98%
                                           2001         0.53        316,895      600,306      10.16%       -29.52%
Fidelity VIP Contrafund                    2003         0.92     14,557,870   15,852,590       0.29%        26.61%
                                           2002         0.73     10,577,021   14,411,699       0.74%       -10.73%
                                           2001         0.81     11,843,321   14,483,654       0.73%       -13.56%
Fidelity VIP Equity Income                 2003         1.10     18,011,179   16,301,068       1.56%        28.42%
                                           2002         0.86     13,236,610   15,262,253       1.56%       -18.18%
                                           2001         1.05     14,027,174   13,208,284       1.06%        -6.40%
Fidelity VIP Mid Cap                       2003         1.43     13,233,995    9,250,197       0.27%        36.54%
                                           2002         1.05     10,843,888   10,290,367       0.87%       -11.14%
                                           2001         1.18     12,736,102   10,774,179       0.31%        -4.71%
Franklin Small Cap                         2003         0.64      5,126,585    7,968,019       0.00%        35.55%
                                           2002         0.47      3,147,364    6,545,819       0.25%       -29.57%
                                           2001         0.67      2,922,616    4,241,954       0.41%       -16.30%
Templeton Developing Markets Securities    2003         0.74      6,959,619    9,358,940       1.13%        51.10%
                                           2002         0.49      4,982,109    9,742,944       1.46%        -1.39%
                                           2001         0.50      5,603,472   10,821,061       0.10%        -9.23%
Templeton Global Asset Allocation          2003         1.06      2,866,822    2,704,100       2.34%        30.32%
                                           2002         0.81      1,702,353    2,092,587       1.74%        -5.58%
                                           2001         0.86      1,033,344    1,199,408       9.37%       -11.07%
Janus Aspen Capital Appreciation           2003         0.61      8,653,187   14,084,365       0.24%        18.74%
                                           2002         0.52      9,371,656   18,051,004       0.29%       -16.97%
                                           2001         0.62     14,248,305   22,757,280       0.85%       -22.80%

                            VARIABLE ANNUITY ACCOUNT

                                                                  1.25% VARIABLE ACCOUNT CHARGE**
                                                 ------------------------------------------------------------------
                                                                                             For the year ended
                                                             At December 31                      December 31
                                                 ---------------------------------------  -------------------------
                                                 Accumulation                   Units       Investment     Total
                                                  Unit Value    Net Assets   Outstanding  Income Ratio*  Return***
                                                 ------------  ------------  -----------  -------------  ----------
Janus Aspen International Growth           2003      0.61         7,270,623   12,000,511       0.98%        32.87%
                                           2002      0.46         7,004,811   15,315,676       0.61%       -26.68%
                                           2001      0.62        11,497,989   18,316,427       0.69%       -24.38%
Waddell & Reed Growth (b)                  2003      3.46       164,716,330   47,574,534       0.00%        23.89%
                                           2002      2.68       159,854,650   58,841,735       0.00%       -26.36%
                                           2001      3.80       282,616,644   73,549,319       0.00%       -25.74%
Waddell & Reed Core Equity (c)             2003      0.88         7,863,264    8,885,955       0.71%        19.83%
                                           2002      0.74         8,474,286   11,273,121       0.00%       -29.03%
                                           2001      1.03        13,554,530   12,894,074       0.22%        -8.89%
Waddell & Reed Small Cap Growth (d)        2003      1.86        67,605,719   36,342,986       0.00%        46.15%
                                           2002      1.27        53,137,298   41,052,342       0.00%       -32.65%
                                           2001      1.89        94,919,688   49,424,891       0.00%       -15.76%
Waddell & Reed Balanced (e)                2003      3.63       220,222,461   60,739,876       0.66%        19.55%
                                           2002      3.03       220,094,524   71,248,366       0.00%       -10.12%
                                           2001      3.37       307,904,894   89,702,593       1.85%       -15.43%
Waddell & Reed International II (f)        2003      2.48       117,018,831   47,173,942       1.78%        45.03%
                                           2002      1.71        94,891,677   54,695,784       0.00%       -18.84%
                                           2001      2.11       141,585,631   66,295,954       4.23%       -12.31%
Waddell & Reed International (a)           2003      1.13           164,089      145,526       2.98%        12.76%
Waddell & Reed Micro-Cap Growth (g)        2003      1.46        16,185,274   11,110,175       0.00%        52.50%
                                           2002      0.96        10,956,453   11,390,883       0.00%       -44.35%
                                           2001      1.72        23,957,705   13,868,152       0.00%       -12.43%
Waddell & Reed Small Cap Value (h)         2003      1.53        21,091,910   13,823,122       0.00%        47.63%
                                           2002      1.03        16,175,411   15,362,697       0.00%       -20.97%
                                           2001      1.31        19,993,140   14,970,572       0.00%        14.15%
Waddell & Reed Value (i)                   2003      1.91        59,624,543   31,229,061       0.54%        25.48%
                                           2002      1.52        55,639,990   35,990,765       0.00%       -16.37%
                                           2001      1.82        78,271,371   42,367,064       1.05%       -11.57%
Waddell & Reed Science & Technology (a)    2003      1.10           128,843      117,160       0.00%         9.97%
Waddell & Reed Asset Strategy (a)          2003      1.06           243,749      230,521       1.57%         5.74%

                            VARIABLE ANNUITY ACCOUNT

                                                                                1.35% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                     December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.04     $2,418,252   2,310,981            0.00%           3.74%
Advantus Money Market                                         0.99        819,768     824,412            0.63%          -0.70%
Advantus Mortgage Securities                                  1.03      1,667,909   1,619,373            0.00%           2.11%
Advantus Index 500                                            1.20        698,191     580,863            0.00%          26.57%
Advantus Index 400 Mid-Cap                                    1.29        411,180     317,549            0.00%          39.60%
Advantus Real Estate Securities                               1.42        783,081     550,986            0.00%          46.58%
AIM V.I. Aggressive Growth                                    1.23        145,978     118,549            0.00%          33.03%
AIM V.I. Balanced                                             1.12         17,915      15,941            2.73%           5.39%
AIM V.I. Dent Demographic Trends                              1.27         84,951      66,889            0.00%          12.49%
AIM V.I. Premier Equity                                       1.17         38,392      32,726            0.26%          33.29%
American Century Income and Growth                            1.21        203,027     167,610            0.88%          40.15%
American Century Ultra                                        1.18      1,851,889   1,564,450            0.00%          24.24%
American Century Value                                        1.24        184,490     149,145            0.76%          36.68%
Fidelity VIP Contrafund                                       1.25        325,012     259,738            0.29%          30.41%
Fidelity VIP Equity Income                                    1.23      2,736,589   2,223,503            0.00%          35.01%
Fidelity VIP Mid Cap                                          1.36        939,504     690,554            0.00%          37.94%
Franklin Large Cap Growth Securities                          1.19        119,685     100,484            0.56%          31.13%
Franklin Small Cap                                            1.28        257,807     200,483            0.00%          34.99%
Franklin Mutual Shares Securities                             1.21        220,460     181,452            1.01%           9.60%
Templeton Developing Markets Securities                       1.46        222,566     151,859            1.11%          17.18%
Janus Aspen Balanced                                          1.11         60,806      54,872            2.02%           5.27%
Janus Aspen Capital Appreciation                              1.14         85,882      75,522            0.24%           6.94%
Janus Aspen International Growth                              1.31        193,543     147,893            0.98%          12.89%
MFS Investors Growth Stock                                    1.15         90,780      78,861            0.00%           4.80%
MFS Mid Cap Growth                                            1.29         72,199      56,086            0.00%           7.96%
MFS New Discovery                                             1.29        603,779     468,745            0.00%           6.02%
MFS Value                                                     1.19        283,713     237,605            0.15%          11.28%
Oppenheimer Capital Appreciation                              1.22        420,449     342,724            0.24%           8.91%
Oppenheimer High Income                                       1.19        988,608     826,137            6.05%           4.79%
Oppenheimer International Growth                              1.40        296,039     210,842            0.83%          15.61%
Putnam VT Growth and Income                                   1.20         91,507      76,447            1.41%          10.71%
Putnam VT International Equity                                1.24      1,010,575     812,657            0.83%          12.54%
Putnam VT New Opportunities                                   1.25         53,014      42,463            0.00%           7.04%
Putnam VT New Value                                           1.24        158,172     127,845            0.84%          13.05%
Putnam VT Voyager                                             1.17         26,436      22,527            0.30%           5.78%
Van Kampen Growth and Income                                  1.21        107,930      88,941            0.00%          10.64%
Van Kampen Emerging Growth                                    1.19         40,100      33,590            0.00%           6.77%
Van Kampen Comstock                                           1.22        424,168     345,832            0.00%           9.45%
Waddell & Reed Growth (b)                                     1.06         84,820      79,652            0.00%           1.70%
Waddell & Reed Core Equity (c )                               1.09         47,254      43,478            0.71%           4.55%
Waddell & Reed Small Cap Growth (d)                           1.08         26,686      24,766            0.00%           4.31%
Waddell & Reed Balanced (e)                                   1.06         69,972      65,760            0.66%           4.05%
Waddell & Reed International II (f)                           1.38      1,119,398     808,741            1.78%          48.38%
Waddell & Reed International (a)                              1.13         79,991      70,932            2.04%           7.61%
Waddell & Reed Micro-Cap Growth (g)                           1.50        163,457     108,900            0.00%          73.88%
Waddell & Reed Small Cap Value (h)                            1.41        274,830     194,880            0.00%          48.14%
Waddell & Reed Value (i)                                      1.10         18,322      16,664            0.54%           8.51%
Waddell & Reed Science & Technology (a)                       1.10            207         189            0.00%           6.14%
Waddell & Reed Asset Strategy (a)                             1.06            210         198            1.51%           4.65%

                            VARIABLE ANNUITY ACCOUNT

                                                                             1.40% VARIABLE ACCOUNT CHARGE**
                                                         ------------------------------------------------------------------
                                                                                                     For the year ended
                                                                       At December 31                    December 31
                                                         --------------------------------------  --------------------------
                                                         Accumulation                  Units      Investment        Total
                                                          Unit Value   Net Assets   Outstanding  Income Ratio*    Return***
                                                         ------------  -----------  -----------  -------------    ---------
Advantus Bond                                  2003         $ 1.31     $33,880,262   25,909,159       0.00%          3.89%
                                               2002           1.26      31,459,262   23,681,107       0.00%          8.97%
                                               2001           1.16      18,685,782   15,745,921      12.38%          6.40%
Advantus Money Market                          2003           1.07      10,331,396    9,645,256       0.63%         -0.78%
                                               2002           1.08      19,424,181   17,966,326       1.27%         -0.13%
                                               2001           1.08      19,578,690   18,083,995       3.64%          2.34%
Advantus Mortgage Securities                   2003           1.32      44,083,756   33,367,107       0.00%          2.71%
                                               2002           1.29      43,999,781   33,981,412       0.06%          8.13%
                                               2001           1.19      28,358,636   23,580,046      12.74%          7.46%
Advantus Index 500                             2003           0.81      26,638,674   32,775,746       0.00%         26.27%
                                               2002           0.64      19,404,324   29,546,722       0.00%        -23.45%
                                               2001           0.84      22,171,645   25,641,202       1.12%        -13.48%
Advantus Maturing Government Bond 2006         2003           1.35         404,420      299,859       0.00%          0.53%
                                               2002           1.34         462,447      344,706       0.00%         11.42%
                                               2001           1.20         403,777      335,342       5.58%          6.57%
Advantus Maturing Government Bond 2010         2003           1.44         713,543      494,366       0.00%          1.33%
                                               2002           1.42         873,418      613,153       0.08%         17.20%
                                               2001           1.22         592,500      487,501      10.42%          3.51%
Advantus International Bond                    2003           1.33      11,389,017    8,574,661       0.00%         18.58%
                                               2002           1.12       9,631,797    8,519,304       0.25%         16.22%
                                               2001           0.96       5,890,195    6,022,517       1.38%         -2.44%
Advantus Index 400 Mid-Cap                     2003           1.35       6,974,110    5,148,241       0.00%         32.72%
                                               2002           1.02       4,883,617    4,713,421       0.00%        -16.22%
                                               2001           1.22       5,058,704    4,064,699       1.08%         -2.44%
Advantus Real Estate Securities                2003           1.93      13,082,798    6,782,868       0.00%         40.24%
                                               2002           1.38       7,633,866    5,448,250       0.01%          5.48%
                                               2001           1.30       2,429,667    1,845,023       5.55%          8.51%
AIM V.I. Aggressive Growth                     2003           0.95         442,384      464,421       0.00%         24.60%
                                               2002 (j)       0.76         153,557      200,861       0.00%        -23.55%
                                               2001             -                -            -          -              -
AIM V.I. Balanced                              2003           0.99         425,234      430,916       2.73%         14.54%
                                               2002 (j)       0.86         174,181      202,181       5.96%        -13.85%
                                               2001             -                -            -          -              -
AIM V.I. Dent Demographic Trends               2003           1.00         280,151      280,686       0.00%         35.40%
                                               2002 (j)       0.74          32,506       44,099       0.00%        -26.29%
                                               2001             -                -            -          -              -
AIM V.I. Premier Equity                        2003           0.95         385,198      406,453       0.26%         23.10%
                                               2002 (j)       0.77         256,619      333,328       1.37%        -23.01%
                                               2001             -                -            -          -              -
American Century Income and Growth             2003           1.04         747,324      715,153       0.88%         27.40%
                                               2002 (j)       0.82         222,342      271,073       0.00%        -17.98%
                                               2001             -                -            -          -              -
American Century Ultra                         2003           0.98       4,613,893    4,718,784       0.00%         23.07%
                                               2002 (j)       0.79       1,892,164    1,768,593       0.15%        -20.55%
                                               2001             -                -            -          -              -
American Century Value                         2003           1.10       1,641,776    1,498,981       0.76%         27.02%
                                               2002 (j)       0.86         523,888      607,599       0.00%        -13.78%
                                               2001             -                -            -          -              -
Credit Suisse Global Post-Venture Capital      2003           0.50         954,643    1,916,975       0.00%         45.61%
                                               2002           0.34         452,360    1,322,691       0.00%        -35.07%
                                               2001           0.53         665,034    1,262,527       6.85%        -33.72%
Fidelity VIP Contrafund                        2003           0.91      15,046,294   16,481,165       0.29%         26.42%
                                               2002           0.72      10,853,480   14,941,588       0.66%        -10.86%
                                               2001           0.81       9,354,397   11,456,949       0.58%        -13.69%
Fidelity VIP Equity Income                     2003           1.10      21,199,904   19,300,694       1.46%         28.23%
                                               2002           0.86      13,674,332   15,223,284       1.30%        -18.30%
                                               2001           1.05       9,265,595    8,789,373       1.01%         -6.55%
Fidelity VIP Mid Cap                           2003           1.42      13,674,977    9,614,828       0.25%         36.33%
                                               2002           1.04       9,386,163    8,753,213       0.77%        -11.28%
                                               2001           1.18       7,770,039    6,545,701       0.22%         -4.86%
Franklin Large Cap Growth Securities           2003           1.03         566,471      552,200       0.56%         25.19%
                                               2002 (j)       0.82         200,208      244,326       0.37%        -18.06%
                                               2001             -                -            -         -               -
Franklin Small Cap                             2003           0.64       6,411,572   10,016,452       0.00%         35.34%
                                               2002           0.47       4,258,153    8,972,535       0.25%        -29.68%
                                               2001           0.67       3,842,066    5,712,939       0.39%        -16.43%
Franklin Mutual Shares Securities              2003           1.04       1,310,560    1,257,096       1.01%         23.41%
                                               2002 (j)       0.84         566,331      670,423       1.09%        -15.53%
                                               2001             -                -            -          -              -
Templeton Developing Markets Securities        2003           1.08       4,118,559    3,802,588       1.11%         50.87%
                                               2002           0.72       2,452,667    3,367,040       1.50%         -1.53%
                                               2001           0.73       2,132,868    2,872,730       0.10%         -9.36%
Templeton Global Asset Allocation              2003           1.05       2,948,857    2,795,916       2.53%         30.12%
                                               2002           0.81       1,840,932    2,246,352       1.75%         -5.72%
                                               2001           0.86       1,127,120    1,290,152      10.47%        -11.20%
Janus Aspen Balanced                           2003           1.03       1,127,285    1,090,032       2.02%         12.14%
                                               2002 (j)       0.92         635,967      689,640       2.74%         -7.78%
                                               2001             -                -            -          -              -
Janus Aspen Capital Appreciation               2003           0.61       9,085,869   14,875,999       0.24%         18.57%
                                               2002           0.51       8,172,260   16,035,369       0.31%        -17.10%
                                               2001           0.62       9,673,046   15,425,939       0.90%        -22.92%
Janus Aspen International Growth               2003           0.60       7,859,937   13,052,727       0.98%         32.67%
                                               2002           0.45       6,101,498   13,300,761       0.67%        -26.79%
                                               2001           0.62       7,371,131   11,747,393       0.74%        -24.50%

                            VARIABLE ANNUITY ACCOUNT


                                                                            1.40% VARIABLE ACCOUNT CHARGE**
                                                         ------------------------------------------------------------------
                                                                                                    For the year ended
                                                                      At December 31                    December 31
                                                         ------------------------------------------------------------------
                                                         Accumulation                 Units       Investment        Total
                                                          Unit Value   Net Assets  Outstanding   Income Ratio*    Return***
                                                         ------------------------------------------------------------------
MFS Investors Growth Stock                     2003          0.95         788,668      832,716       0.00%          20.90%
                                               2002 (j)      0.78         199,463      254,637       0.00%         -21.67%
                                               2001             -               -            -          -               -
MFS Mid Cap Growth                             2003          0.96         386,381      403,896       0.00%          34.71%
                                               2002 (j)      0.71          94,371      132,901       0.00%         -28.99%
                                               2001             -               -            -          -               -
MFS New Discovery                              2003          0.98       1,950,335    1,983,423       0.00%          31.58%
                                               2002 (j)      0.75         919,016    1,073,449       0.00%         -25.27%
                                               2001             -               -            -          -               -
MFS Value                                      2003          1.02       1,427,724    1,394,860       0.15%          22.98%
                                               2002 (j)      0.83         709,389      852,323       0.00%         -16.77%
                                               2001             -               -            -          -               -
Oppenheimer Capital Appreciation               2003          1.01       1,559,121    1,540,613       0.24%          28.88%
                                               2002 (j)      0.81         722,898      890,405       0.00%         -21.48%
                                               2001             -               -            -          -               -
Oppenheimer High Income                        2003          1.16       2,336,860    2,022,579       6.05%          22.08%
                                               2002 (j)      0.95       1,000,841      674,348       0.00%          -5.36%
                                               2001             -               -            -          -               -
Oppenheimer International Growth               2003          1.01         856,449      847,858       0.83%          43.52%
                                               2002 (j)      0.71         230,222      323,095       0.00%         -29.61%
                                               2001             -               -            -          -               -
Putnam VT Growth and Income                    2003          1.02         606,834      592,809       1.41%          25.61%
                                               2002 (j)      0.81         241,935      296,889       0.00%         -18.51%
                                               2001             -               -            -          -               -
Putnam VT International Equity                 2003          1.03       2,543,886    2,479,379       0.83%          26.75%
                                               2002 (j)      0.81       1,302,512    1,418,042       0.00%         -19.05%
                                               2001             -               -            -          -               -
Putnam VT New Opportunities                    2003          0.99         172,661      173,836       0.00%          30.60%
                                               2002 (j)      0.76          67,578       88,859       0.00%         -23.95%
                                               2001             -               -            -          -               -
Putnam VT New Value                            2003          1.09         493,972      453,956       0.84%          30.64%
                                               2002 (j)      0.83         137,040      164,533       0.00%         -16.71%
                                               2001             -               -            -          -               -
Putnam VT Voyager                              2003          0.96         369,196      383,732       0.30%          23.18%
                                               2002 (j)      0.78         178,094      228,014       0.00%         -21.89%
                                               2001             -               -            -          -               -
Waddell & Reed Growth (b)                      2003          0.61      17,119,690   28,219,938       0.00%          23.71%
                                               2002          0.49       9,981,150   20,141,737       0.00%         -26.48%
                                               2001          0.76      12,036,617   17,789,554       0.00%         -25.85%
Waddell & Reed Core Equity (c )                2003          0.73       3,204,056    4,367,433       0.75%          19.65%
                                               2002          0.61       3,027,733    4,695,797       0.00%         -29.14%
                                               2001          0.87       3,539,723    3,861,820       0.36%          -9.03%
Waddell & Reed Small Cap Growth (d)            2003          1.01       9,884,163    9,752,439       0.00%          45.93%
                                               2002          0.69       5,894,714    8,443,991       0.00%         -32.75%
                                               2001          1.03       8,150,942    7,844,387       0.00%         -15.89%
Waddell & Reed Balanced (e)                    2003          0.89      19,700,232   22,242,759       0.71%          19.37%
                                               2002          0.74      17,319,751   23,231,443       0.00%         -10.25%
                                               2001          0.83      20,249,674   24,352,253       2.02%         -15.55%
Waddell & Reed International II (f)            2003          1.09      16,247,472   14,857,883       1.78%          44.81%
                                               2002          0.76       9,866,237   12,810,736       0.00%         -18.96%
                                               2001          0.93       9,030,121    9,578,861       4.22%         -12.45%
Waddell & Reed International (a)               2003          1.13          60,988       54,111       2.04%          12.71%
Waddell & Reed Micro-Cap Growth (g)            2003          1.04       5,537,133    5,328,676       0.00%          52.27%
                                               2002          0.68       3,020,021    4,329,696       0.00%         -44.43%
                                               2001          1.23       5,369,425    4,250,985       0.00%         -12.56%
Waddell & Reed Small Cap Value (h)             2003          1.66      12,213,410    7,346,447       0.00%          47.41%
                                               2002          1.13       7,942,070    6,806,593       0.00%         -21.09%
                                               2001          1.43       6,424,368    4,382,496       0.00%          13.98%
Waddell & Reed Value (i)                       2003          0.90       6,824,566    7,551,233       0.59%          25.29%
                                               2002          0.72       5,285,358    7,261,909       0.00%         -16.50%
                                               2001          0.86       5,197,127    5,936,687       1.51%         -11.70%
Waddell & Reed Science & Technology (a)        2003          1.10          17,791       16,184       0.00%           9.93%
Waddell & Reed Asset Strategy (a)              2003          1.06          43,057       40,737       2.13%           5.69%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.45% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                      December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $   1.04    $  785,439    750,598              0.00%          2.85%
Advantus Money Market                                          0.99       381,793    383,955              0.63%         -0.76%
Advantus Mortgage Securities                                   1.03       274,246    266,265              0.00%          1.27%
Advantus Index 500                                             1.20       140,260    116,690              0.00%         32.02%
Advantus Index 400 Mid-Cap                                     1.29        68,147     52,629              0.00%         40.43%
Advantus Real Estate Securities                                1.42       250,379    176,170              0.00%         43.07%
AIM V.I. Aggressive Growth                                     1.23        25,348     20,585              0.00%         32.05%
AIM V.I. Premier Equity                                        1.17         1,979      1,687              0.26%         23.64%
American Century Income and Growth                             1.21        50,125     41,381              0.88%         11.16%
American Century Ultra                                         1.18       691,505    584,173              0.00%         28.31%
American Century Value                                         1.23        26,223     21,199              0.76%         16.83%
Fidelity VIP Contrafund                                        1.25       107,045     85,547              0.29%         32.24%
Fidelity VIP Equity Income                                     1.23       857,193    696,476              1.46%         35.70%
Fidelity VIP Mid Cap                                           1.36       246,295    181,032              0.25%         42.43%
Franklin Large Cap Growth Securities                           1.19        14,195     11,918              0.56%         10.96%
Franklin Small Cap                                             1.28        27,137     21,103              0.00%         21.36%
Franklin Mutual Shares Securities                              1.21        80,133     65,954              1.01%          9.57%
Templeton Developing Markets Securities                        1.46        53,604     36,575              1.11%         17.16%
Janus Aspen Balanced                                           1.11        12,565     11,339              2.02%          5.24%
Janus Aspen Capital Appreciation                               1.13         6,500      5,716              0.24%          6.91%
Janus Aspen International Growth                               1.31        29,523     22,559              0.98%         12.86%
MFS Investors Growth Stock                                     1.15        33,179     28,823              0.00%          4.77%
MFS Mid Cap Growth                                             1.28         1,126        874              0.00%          3.26%
MFS New Discovery                                              1.28       167,243    129,839              0.00%          5.99%
MFS Value                                                      1.19         3,507      2,937              0.15%         11.25%
Oppenheimer Capital Appreciation                               1.22         4,400      3,587              0.24%          8.88%
Oppenheimer High Income                                        1.19       341,656    285,507              6.05%          4.77%
Oppenheimer International Growth                               1.40        47,206     33,621              0.83%         15.58%
Putnam VT International Equity                                 1.24       290,636    233,715              0.83%         12.51%
Putnam VT New Value                                            1.23         1,722      1,392              0.84%         13.03%
Putnam VT Voyager                                              1.17        23,574     20,087              0.30%          5.75%
Van Kampen Emerging Growth                                     1.19           598        501              0.00%          0.97%
Van Kampen Comstock                                            1.22        97,518     79,508              0.00%          9.42%
Waddell & Reed Growth (b)                                      1.06         7,699      7,230              0.00%          4.15%
Waddell & Reed Balanced (e)                                    1.06        13,246     12,448              0.00%          4.76%
Waddell & Reed International II (f)                            1.38       366,754    264,972              1.78%         49.84%
Waddell & Reed International (a)                               1.13         1,066        945              2.04%          7.70%
Waddell & Reed Micro-Cap Growth (g)                            1.50         9,631      6,416              0.00%         65.16%
Waddell & Reed Small Cap Value (h)                             1.41        35,225     24,978              0.00%         59.63%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.50% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                      December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                Units            Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.01     $   73,389     70,134             0.00%           2.95%
Advantus Money Market                                         0.99         15,911     16,001             0.63%          -0.37%
Advantus Mortgage Securities                                  1.01         36,773     35,702             0.00%           1.65%
Advantus Index 500                                            1.21        109,550     91,140             0.00%          10.73%
Advantus Index 400 Mid-Cap                                    1.31         19,940     15,400             0.00%          15.24%
Advantus Real Estate Securities                               1.31         78,378     55,148             0.00%          16.69%
AIM V.I. Dent Demographic Trends                              1.25          8,174      6,436             0.00%           8.31%
American Century Income and Growth                            1.23         11,200      9,246             0.88%          14.08%
American Century Ultra                                        1.18        102,283     86,407             0.00%           8.95%
Fidelity VIP Contrafund                                       1.24         45,733     36,548             0.29%          12.36%
Fidelity VIP Equity Income                                    1.26        119,913     97,430             0.00%          13.98%
Fidelity VIP Mid Cap                                          1.39         28,801     21,169             0.00%          15.28%
Franklin Small Cap                                            1.32         58,900     45,803             0.00%          13.59%
Franklin Mutual Shares Securities                             1.20          7,604      6,259             1.01%           3.24%
Templeton Developing Markets Securities                       1.45         36,673     25,022             1.11%          17.14%
MFS Investors Growth Stock                                    1.15         14,695     12,765             0.00%           4.76%
MFS Mid Cap Growth                                            1.27         47,277     36,726             0.00%           7.92%
MFS New Discovery                                             1.27         63,467     49,273             0.00%           5.98%
MFS Value                                                     1.22         13,620     11,407             0.15%          10.01%
Oppenheimer Capital Appreciation                              1.23          5,445      4,438             0.24%           3.63%
Oppenheimer High Income                                       1.11         30,687     25,644             6.05%           4.75%
Oppenheimer International Growth                              1.47         15,624     11,128             0.83%          12.23%
Putnam VT International Equity                                1.27         34,041     27,374             0.83%          12.50%
Putnam VT Voyager                                             1.17          5,362      4,569             0.30%           5.74%
Van Kampen Emerging Growth                                    1.18          8,108      6,792             0.00%           6.73%
Van Kampen Comstock                                           1.25          2,783      2,269             0.00%           6.71%
Waddell & Reed Growth (b)                                     1.06          5,301      4,978             0.00%           1.73%
Waddell & Reed International II (f)                           1.42         43,417     31,368             1.78%          19.85%
Waddell & Reed International (a)                              1.13          5,571      4,940             2.04%           7.28%
Waddell & Reed Micro-Cap Growth (g)                           1.48          9,333      6,218             0.00%           4.24%
Waddell & Reed Small Cap Value (h)                            1.47         17,643     12,510             0.00%          15.76%
Waddell & Reed Science & Technology (a)                       1.10          1,642      1,493             0.00%           5.00%
Waddell & Reed Asset Strategy (a)                             1.06          4,810      4,548             1.51%           1.56%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.55% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                   At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.04     $2,827,704   2,702,270            0.00%          3.16%
Advantus Money Market                                         0.99      1,255,308   1,262,419            0.63%         -0.89%
Advantus Mortgage Securities                                  1.03      1,414,180   1,373,027            0.00%          1.84%
Advantus Index 500                                            1.20        732,998     609,821            0.00%         25.02%
Advantus Index 400 Mid-Cap                                    1.29        765,412     591,118            0.00%         20.02%
Advantus Real Estate Securities                               1.42      1,618,598   1,138,867            0.00%         41.15%
AIM V.I. Aggressive Growth                                    1.23         93,570      75,989            0.00%         33.76%
AIM V.I. Balanced                                             1.12        130,581     116,194            2.73%         14.61%
AIM V.I. Dent Demographic Trends                              1.27         67,409      53,077            0.00%         14.67%
AIM V.I. Premier Equity                                       1.17         30,869      26,313            0.26%          4.70%
American Century Income and Growth                            1.21        419,542     346,355            0.88%         19.64%
American Century Ultra                                        1.18      3,125,392   2,640,287            0.00%         27.48%
American Century Value                                        1.23        286,549     231,651            0.76%         27.36%
Fidelity VIP Contrafund                                       1.25      1,475,636   1,179,277            0.29%         32.40%
Fidelity VIP Equity Income                                    1.23      4,517,117   3,670,197            0.00%         34.61%
Fidelity VIP Mid Cap                                          1.36      1,089,349     800,692            0.00%         41.59%
Franklin Large Cap Growth Securities                          1.19         74,054      62,173            0.56%          9.03%
Franklin Small Cap                                            1.28        441,754     343,529            0.00%         42.62%
Franklin Mutual Shares Securities                             1.21        480,995     395,889            1.01%          9.55%
Templeton Developing Markets Securities                       1.46        521,861     356,071            1.11%         17.13%
Janus Aspen Balanced                                          1.10        317,529     286,543            2.02%          5.22%
Janus Aspen Capital Appreciation                              1.13        307,010     269,977            0.24%          6.89%
Janus Aspen International Growth                              1.30         87,565      66,911            0.98%         12.83%
MFS Investors Growth Stock                                    1.15        128,961     112,029            0.00%          4.75%
MFS Mid Cap Growth                                            1.28        191,576     148,821            0.00%          7.90%
MFS New Discovery                                             1.28      1,085,545     842,764            0.00%          5.97%
MFS Value                                                     1.19        257,282     215,469            0.15%         11.22%
Oppenheimer Capital Appreciation                              1.22         42,056      34,282            0.24%          8.85%
Oppenheimer High Income                                       1.19      1,738,849   1,453,081            6.05%          4.74%
Oppenheimer International Growth                              1.40         94,980      67,646            0.83%         15.55%
Putnam VT Growth and Income                                   1.19        202,438     169,121            1.41%         10.65%
Putnam VT International Equity                                1.24      1,266,294   1,018,294            0.83%         12.48%
Putnam VT New Opportunities                                   1.24         42,171      33,779            0.00%          6.99%
Putnam VT New Value                                           1.23         56,824      45,929            0.84%         13.00%
Putnam VT Voyager                                             1.17         44,371      37,809            0.30%          5.72%
Van Kampen Growth and Income                                  1.21         57,326      47,240            0.00%         10.59%
Van Kampen Emerging Growth                                    1.19         30,518      25,563            0.00%          3.54%
Van Kampen Comstock                                           1.22        526,805     429,513            0.00%          9.39%
Waddell & Reed Growth (b)                                     1.06        620,286     582,491            0.00%          3.96%
Waddell & Reed Core Equity (c)                                1.09         56,406      51,899            0.71%          5.27%
Waddell & Reed Small Cap Growth (d)                           1.08        117,186     108,753            0.00%         10.94%
Waddell & Reed Balanced (e)                                   1.06      1,009,103     948,351            0.66%          6.46%
Waddell & Reed International II (f)                           1.38      1,896,539   1,370,209            1.78%         50.04%
Waddell & Reed International (a)                              1.13        231,784     205,535            2.04%         13.59%
Waddell & Reed Micro-Cap Growth (g)                           1.50        337,559     224,892            0.00%         27.69%
Waddell & Reed Small Cap Value (h)                            1.41        522,329     370,380            0.00%         48.08%
Waddell & Reed Value (i)                                      1.10         95,171      86,562            0.54%          7.05%
Waddell & Reed Science & Technology (a)                       1.10         42,711      38,833            0.00%          5.00%
Waddell & Reed Asset Strategy (a)                             1.06         64,005      60,523            1.51%          2.42%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.60% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                     December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $   1.01    $  200,241    191,359             0.00%           0.99%
Advantus Money Market                                          1.00        57,212     57,536             0.63%          -0.17%
Advantus Index 400 Mid-Cap                                     1.07        71,515     55,230             0.00%           4.80%
Advantus Real Estate Securities                                1.07        42,909     30,191             0.00%           8.09%
American Century Ultra                                         1.03       214,544    181,244             0.00%           2.19%
Fidelity VIP Equity Income                                     1.09       271,756    220,804             0.00%           8.27%
MFS New Discovery                                              1.02        85,818     66,625             0.00%           0.46%
Oppenheimer High Income                                        1.03        85,818     71,714             6.05%           3.10%
Putnam VT International Equity                                 1.08        71,515     57,509             0.83%           9.16%
Waddell & Reed International II (f)                            1.09       128,726     93,002             1.78%           8.70%

                                                                             1.65% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                (commencement of operations) to
                                                                   At December 31, 2003                  December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $   1.01     $ 21,244      20,302             0.00%           1.65%
Advantus Index 400 Mid-Cap                                     1.30       10,725       8,283             0.00%          10.66%
Advantus Real Estate Securities                                1.31        5,488       3,861             0.00%          12.79%
American Century Ultra                                         1.18       30,949      26,145             0.00%           6.47%
Fidelity VIP Equity Income                                     1.26       39,748      32,295             0.00%          11.99%
Templeton Developing Markets Securities                        1.45        5,766       3,934             1.11%          17.10%
MFS New Discovery                                              1.27       16,750      13,004             0.00%           5.94%
Putnam VT International Equity                                 1.27       18,195      14,631             0.83%          12.46%
Waddell & Reed International II (f)                            1.42       16,603      11,995             1.78%          15.07%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.70% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                     December 31, 2003
                                                         ---------------------------------------------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.01     $1,609,806   1,538,397            0.00%          -1.78%
Advantus Money Market                                         0.99        232,211     233,527            0.63%          -0.63%
Advantus Mortgage Securities                                  1.01        938,343     911,037            0.00%          -0.18%
Advantus Index 500                                            1.21      1,419,938   1,181,325            0.00%          13.88%
Advantus Index 400 Mid-Cap                                    1.30        495,664     382,795            0.00%          20.03%
Advantus Real Estate Securities                               1.31        627,077     441,220            0.00%          21.71%
AIM V.I. Aggressive Growth                                    1.24          6,909       5,610            0.00%          15.08%
AIM V.I. Balanced                                             1.12        160,495     142,812            2.73%           5.54%
AIM V.I. Premier Equity                                       1.18         18,751      15,983            0.26%          11.37%
American Century Income and Growth                            1.23        183,395     151,402            0.88%          11.23%
American Century Ultra                                        1.18      1,092,575     922,992            0.00%          10.53%
American Century Value                                        1.24        154,285     124,726            0.76%          15.53%
Fidelity VIP Contrafund                                       1.24        454,399     363,140            0.29%          13.38%
Fidelity VIP Equity Income                                    1.26      1,666,750   1,354,249            0.00%          14.59%
Fidelity VIP Mid Cap                                          1.39        693,972     510,083            0.00%          24.92%
Franklin Large Cap Growth Securities                          1.20         98,874      83,011            0.56%          11.99%
Franklin Small Cap                                            1.31        247,611     192,554            0.00%          20.35%
Franklin Mutual Shares Securities                             1.20        139,831     115,090            1.01%           9.51%
Templeton Developing Markets Securities                       1.44        163,610     111,633            1.11%          17.08%
Janus Aspen Balanced                                          1.09        219,590     198,162            2.02%           5.18%
Janus Aspen Capital Appreciation                              1.16         58,181      51,163            0.24%           6.85%
Janus Aspen International Growth                              1.35         88,519      67,640            0.98%          12.79%
MFS Investors Growth Stock                                    1.15         87,697      76,183            0.00%           4.71%
MFS Mid Cap Growth                                            1.27         57,812      44,910            0.00%           7.86%
MFS New Discovery                                             1.27        508,100     394,464            0.00%           5.93%
MFS Value                                                     1.22        119,584     100,149            0.15%          11.18%
Oppenheimer Capital Appreciation                              1.23         71,319      58,135            0.24%           8.81%
Oppenheimer High Income                                       1.10        347,288     290,214            6.05%           4.70%
Oppenheimer International Growth                              1.47        146,889     104,616            0.83%          15.51%
Putnam VT Growth and Income                                   1.23         52,081      43,510            1.41%          10.61%
Putnam VT International Equity                                1.27        380,786     306,210            0.83%          12.44%
Putnam VT New Value                                           1.29         34,441      27,837            0.84%          12.96%
Putnam VT Voyager                                             1.17         27,471      23,408            0.30%           5.68%
Van Kampen Emerging Growth                                    1.18          8,782       7,356            0.00%           6.67%
Van Kampen Comstock                                           1.25        151,098     123,192            0.00%           9.35%
Waddell & Reed Growth (b)                                     1.06        263,653     247,588            0.00%           7.46%
Waddell & Reed Core Equity (c)                                1.09         38,714      35,621            0.71%           3.31%
Waddell & Reed Small Cap Growth (d)                           1.08        212,836     197,520            0.00%          10.90%
Waddell & Reed Balanced (e)                                   1.06        420,421     395,110            0.66%           4.71%
Waddell & Reed International II (f)                           1.42      1,196,783     864,650            1.78%          26.01%
Waddell & Reed International (a)                              1.13         48,564      43,064            2.04%          13.55%
Waddell & Reed Micro-Cap Growth (g)                           1.47         83,528      55,649            0.00%          13.50%
Waddell & Reed Small Cap Value (h)                            1.47        320,189     227,043            0.00%          30.79%
Waddell & Reed Value (i)                                      1.10        139,883     127,229            0.54%          10.19%
Waddell & Reed Science & Technology (a)                       1.10        158,303     143,928            0.00%           2.19%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 1.75% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                     December 31, 2003
                                                         ---------------------------------------------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $  1.01     $ 22,467      21,470              0.00%         -0.19%
Advantus Index 400 Mid-Cap                                     1.30       25,966      20,053              0.00%         17.31%
Fidelity VIP Contrafund                                        1.24       25,506      20,383              0.29%         14.69%
Franklin Large Cap Growth Securities                           1.20       24,475      20,548              0.56%         10.80%
MFS Mid Cap Growth                                             1.27       16,543      12,851              0.00%          7.85%
Oppenheimer High Income                                        1.10       24,067      20,112              6.05%          4.69%
Putnam VT Growth and Income                                    1.23       24,912      20,812              1.41%         10.60%

                                                                                 1.80% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                     December 31, 2003
                                                         ---------------------------------------------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $  1.01    $  634,471     606,327            0.00%          -0.03%
Advantus Money Market                                          0.99       110,283     110,908            0.63%          -0.63%
Advantus Mortgage Securities                                   1.01       504,460     489,780            0.00%          -0.03%
Advantus Index 500                                             1.21       287,180     238,921            0.00%          10.67%
Advantus Index 400 Mid-Cap                                     1.30       385,960     298,072            0.00%          15.58%
Advantus Real Estate Securities                                1.31       287,568     202,336            0.00%          17.01%
AIM V.I. Balanced                                              1.12       205,872     183,190            2.73%           6.82%
AIM V.I. Dent Demographic Trends                               1.25         1,935       1,523            0.00%           4.64%
American Century Income and Growth                             1.23       442,604     365,394            0.88%          13.97%
American Century Ultra                                         1.18       374,017     315,964            0.00%           7.21%
American Century Value                                         1.24       110,220      89,104            0.76%          13.19%
Fidelity VIP Contrafund                                        1.24        39,358      31,453            0.29%           9.08%
Fidelity VIP Equity Income                                     1.26     1,245,572   1,012,038            0.00%          13.63%
Fidelity VIP Mid Cap                                           1.39       163,053     119,847            0.00%          12.73%
Franklin Large Cap Growth Securities                           1.20        34,392      28,875            0.56%           6.49%
Franklin Small Cap                                             1.31       123,567      96,092            0.00%          13.76%
Franklin Mutual Shares Securities                              1.20        82,842      68,184            1.01%           7.68%
Templeton Developing Markets Securities                        1.44        31,654      21,598            1.11%          17.05%
Janus Aspen Balanced                                           1.09        21,577      19,471            2.02%           3.20%
Janus Aspen Capital Appreciation                               1.16        22,048      19,389            0.24%           5.11%
Janus Aspen International Growth                               1.35        14,341      10,959            0.98%           6.89%
MFS Investors Growth Stock                                     1.14        45,559      39,578            0.00%           4.68%
MFS Mid Cap Growth                                             1.27        13,032      10,124            0.00%           7.83%
MFS New Discovery                                              1.27       140,915     109,399            0.00%           5.90%
MFS Value                                                      1.22        23,006      19,267            0.15%           9.70%
Oppenheimer High Income                                        1.10       571,810     477,837            6.05%           4.68%
Oppenheimer International Growth                               1.47        83,389      59,390            0.83%          15.48%
Putnam VT Growth and Income                                    1.23        22,597      18,878            1.41%           7.90%
Putnam VT International Equity                                 1.26       163,829     131,743            0.83%          12.41%
Putnam VT Voyager                                              1.17        35,472      30,226            0.30%           5.66%
Van Kampen Growth and Income                                   1.24        22,696      18,703            0.00%           8.75%
Van Kampen Comstock                                            1.25        21,161      17,253            0.00%           8.14%
Waddell & Reed Small Cap Growth (d)                            1.08         4,036       3,745            0.00%           2.26%
Waddell & Reed International II (f)                            1.42       159,216     115,030            1.78%          23.79%
Waddell & Reed International (a)                               1.13        26,854      23,813            2.04%          13.52%
Waddell & Reed Micro-Cap Growth (g)                            1.47        31,585      21,043            0.00%           2.89%
Waddell & Reed Small Cap Value (h)                             1.47       287,807     204,082            0.00           19.22%

                                                                                 1.85% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $  1.01     $ 24,798      23,698             0.00%          -0.66%
Advantus Money Market                                          0.99        2,233       2,246             0.63%          -0.31%
Advantus Mortgage Securities                                   1.01        9,993       9,703             0.00%          -0.02%
Advantus Index 400 Mid-Cap                                     1.30        6,836       5,279             0.00%           7.12%
Advantus Real Estate Securities                                1.31        7,793       5,483             0.00%          23.96%
American Century Ultra                                         1.18       33,147      28,002             0.00%          13.14%
American Century Value                                         1.24       10,038       8,115             0.76%           0.12%
Fidelity VIP Equity Income                                     1.26       29,820      24,229             0.00%          17.09%
Fidelity VIP Mid Cap                                           1.39        2,234       1,642             0.00%          27.15%
Franklin Small Cap                                             1.31        3,968       3,085             0.00%          -0.91%
Franklin Mutual Shares Securities                              1.20        4,425       3,642             1.01%           3.00%
Templeton Developing Markets Securities                        1.44        6,116       4,173             1.11%          17.04%
Janus Aspen International Growth                               1.35        1,915       1,463             0.98%           4.61%
MFS Investors Growth Stock                                     1.14        6,999       6,080             0.00%           0.11%
MFS Mid Cap Growth                                             1.27       10,981       8,530             0.00%          -0.17%
MFS New Discovery                                              1.27       17,651      13,703             0.00%           5.89%
MFS Value                                                      1.22       10,046       8,413             0.15%           0.28%
Oppenheimer High Income                                        1.10        3,509       2,932             6.05%           4.18%
Oppenheimer International Growth                               1.47        6,052       4,310             0.83%          -0.01%
Putnam VT International Equity                                 1.26        9,078       7,300             0.83%          12.40%
Van Kampen Comstock                                            1.25        5,597       4,564             0.00%           5.36%
Waddell & Reed Small Cap Growth (d)                            1.08        1,598       1,483             0.00%           3.95%
Waddell & Reed International II (f)                            1.42       18,799      13,582             1.78%          26.71%
Waddell & Reed International (a)                               1.13        6,100       5,409             2.04%           3.20%
Waddell & Reed Science & Technology (a)                        1.10        1,894       1,722             0.00%           5.94%

                            VARIABLE ANNUITY ACCOUNT

                                                                                  1.90% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $  1.01    $  394,040    376,561             0.00%           0.56%
Advantus Money Market                                          0.99        52,357     52,653             0.63%          -0.64%
Advantus Mortgage Securities                                   1.00        59,517     57,785             0.00%           0.87%
Advantus Index 500                                             1.21        74,970     62,372             0.00%          14.72%
Advantus Index 400 Mid-Cap                                     1.30        82,422     63,653             0.00%          17.17%
Advantus Real Estate Securities                                1.31        94,819     66,716             0.00%          16.95%
AIM V.I. Balanced                                              1.12        96,720     86,064             2.73%           5.41%
American Century Income and Growth                             1.23        75,032     61,943             0.88%          16.67%
American Century Ultra                                         1.17       340,726    287,840             0.00%           7.46%
American Century Value                                         1.24         2,603      2,104             0.76%          10.57%
Fidelity VIP Contrafund                                        1.24        56,880     45,456             0.29%           6.04%
Fidelity VIP Equity Income                                     1.25       467,767    380,065             0.00%          14.84%
Fidelity VIP Mid Cap                                           1.39        66,693     49,020             0.00%          24.15%
Franklin Large Cap Growth Securities                           1.20        18,497     15,530             0.56%           6.83%
Franklin Small Cap                                             1.31        33,333     25,921             0.00%           1.86%
Franklin Mutual Shares Securities                              1.19        23,518     19,356             1.01%           9.45%
Templeton Developing Markets Securities                        1.44        23,159     15,802             1.11%          17.02%
Janus Aspen Balanced                                           1.09         2,499      2,256             2.02%           5.12%
Janus Aspen International Growth                               1.35         5,909      4,515             0.98%           5.39%
MFS Investors Growth Stock                                     1.14         2,450      2,129             0.00%           4.66%
MFS New Discovery                                              1.27       130,881    101,609             0.00%           5.87%
MFS Value                                                      1.22        14,056     11,772             0.15%          11.13%
Oppenheimer Capital Appreciation                               1.23        31,547     25,715             0.24%           4.26%
Oppenheimer High Income                                        1.10        87,909     73,462             6.05%           4.65%
Oppenheimer International Growth                               1.47        17,223     12,267             0.83%           4.40%
Putnam VT Growth and Income                                    1.23        12,938     10,809             1.41%           9.09%
Putnam VT International Equity                                 1.26       155,096    124,721             0.83%          12.39%
Putnam VT New Value                                            1.29        29,152     23,562             0.84%          12.90%
Putnam VT Voyager                                              1.17         2,473      2,108             0.30%           5.63%
Van Kampen Comstock                                            1.25        19,360     15,785             0.00%           7.08%
Waddell & Reed Growth (b)                                      1.06        39,075     36,694             0.00%           2.29%
Waddell & Reed Small Cap Growth (d)                            1.08        13,911     12,910             0.00%           7.54%
Waddell & Reed Balanced (e)                                    1.06        71,652     67,338             0.66%           1.89%
Waddell & Reed International II (f)                            1.42       182,836    132,095             1.78%          38.49%
Waddell & Reed International (a)                               1.13        67,088     59,490             2.04%          -1.69%
Waddell & Reed Small Cap Value (h)                             1.47         4,258      3,019             0.00%           4.59%
Waddell & Reed Value (i)                                       1.10        26,002     23,650             0.54%           5.37%

                                                                                 1.95% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Mortgage Securities                                $  1.01     $  8,125       7,889             0.00%          0.65%
Advantus Index 500                                             1.06       29,546      24,581             0.00%          5.75%
Advantus Index 400 Mid-Cap                                     1.07       20,293      15,672             0.00%          0.61%
Advantus Real Estate Securities                                1.07       41,106      28,922             0.00%          8.03%
AIM V.I. Balanced                                              1.04        8,124       7,229             2.73%          0.58%
American Century Income and Growth                             1.07       26,880      22,191             0.88%          2.59%
Fidelity VIP Contrafund                                        1.05       50,080      40,022             0.29%          4.27%
Fidelity VIP Equity Income                                     1.09       56,628      46,011             0.00%          8.21%
Fidelity VIP Mid Cap                                           1.10       29,655      21,797             0.00%          6.90%
Franklin Mutual Shares Securities                              1.08       53,677      44,180             1.01%          6.77%
Oppenheimer High Income                                        1.03       10,097       8,437             6.05%          0.21%
Waddell & Reed Balanced (e)                                    1.05       55,729      52,374             0.66%          3.69%
Waddell & Reed International II (f)                            1.09       43,977      31,773             1.78%          8.64%
Waddell & Reed Small Cap Value (h)                             1.11       27,237      19,313             0.00%          9.56%
Waddell & Reed Value (i)                                       1.08       23,209      21,110             0.54%          2.07%
Waddell & Reed Asset Strategy (a)                              1.05       14,400      13,617             1.51%          1.41%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 2.05% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.01      $ 47,720      45,604             0.00%           0.35%
Advantus Money Market                                         1.00         4,351       4,376             0.63%          -0.06%
Advantus Mortgage Securities                                  1.01         2,978       2,891             0.00%           0.10%
Advantus Index 400 Mid-Cap                                    1.07        13,820      10,673             0.00%           4.67%
Advantus Real Estate Securities                               1.07        10,492       7,382             0.00%           4.74%
American Century Ultra                                        1.03        41,570      35,118             0.00%           3.96%
Fidelity VIP Contrafund                                       1.05         4,577       3,658             0.29%           1.68%
Fidelity VIP Equity Income                                    1.08        57,853      47,006             0.00%           9.60%
Fidelity VIP Mid Cap                                          1.10         3,063       2,251             0.00%           2.26%
Franklin Large Cap Growth Securities                          1.05        19,008      15,959             0.56%           3.27%
Franklin Small Cap                                            1.06         9,463       7,359             0.00%           3.66%
Templeton Developing Markets Securities                       1.10         4,360       2,975             1.11%           9.49%
MFS New Discovery                                             1.02        20,214      15,693             0.00%           2.43%
Oppenheimer High Income                                       1.03         6,559       5,481             6.05%           0.74%
Putnam VT International Equity                                1.08        20,034      16,110             0.83%           9.48%
Waddell & Reed Balanced (e)                                   1.05        28,094      26,403             0.66%           1.89%
Waddell & Reed International II (f)                           1.09        26,038      18,812             1.78%           5.73%
Waddell & Reed International (a)                              1.07         9,507       8,430             2.04%           6.47%
Waddell & Reed Small Cap Value (h)                            1.11         3,033       2,151             0.00%           0.70%

                                                                                 2.20% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $   1.01     $ 24,004      22,940             0.00%           0.08%
Advantus Money Market                                          1.00       30,685      30,859             0.63%          -0.20%
Advantus Mortgage Securities                                   1.01       35,971      34,924             0.00%          -0.06%
Advantus Index 400 Mid-Cap                                     1.07       11,109       8,579             0.00%           3.96%
Advantus Real Estate Securities                                1.07        3,409       2,399             0.00%           2.50%
American Century Ultra                                         1.03       36,394      30,745             0.00%           3.46%
Fidelity VIP Equity Income                                     1.08       62,620      50,879             0.00%           9.15%
Franklin Small Cap                                             1.06        5,238       4,074             0.00%           0.55%
Templeton Developing Markets Securities                        1.10          812         554             0.00%           3.10%
MFS New Discovery                                              1.02       11,840       9,192             0.00%           1.27%
Oppenheimer Capital Appreciation                               1.06       10,536       8,588             0.24%           1.20%
Oppenheimer High Income                                        1.03       18,927      15,817             6.05%           2.48%
Oppenheimer International Growth                               1.07        8,002       5,699             0.83%           1.72%
Putnam VT International Equity                                 1.08        2,732       2,197             0.83%           3.70%
Van Kampen Comstock                                            1.07       10,564       8,613             0.00%           1.44%
Waddell & Reed International II (f)                            1.09       35,094      25,355             1.78%           7.96%
Waddell & Reed Small Cap Value (h)                             1.11        5,257       3,728             0.00%           0.59%

                                                                                 2.30% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Real Estate Securities                            $   1.07     $ 28,115      19,782             0.00%           3.01%
American Century Income and Growth                             1.07       28,655      23,656             0.88%           4.96%
Fidelity VIP Equity Income                                     1.08       28,955      23,526             0.00%           6.27%
Templeton Developing Markets Securities                        1.10        9,664       6,594             1.11%           5.49%
MFS New Discovery                                              1.02       18,705      14,521             0.00%           2.20%
Oppenheimer International Growth                               1.07        9,466       6,741             0.83%           2.49%
Putnam VT International Equity                                 1.07        9,606       7,725             0.83%           4.73%
Waddell & Reed Small Cap Growth (d)                            1.06       18,752      17,403             0.00%           2.58%
Waddell & Reed International II (f)                            1.09       19,192      13,866             1.78%           4.91%
Waddell & Reed Small Cap Value (h)                             1.11       19,215      13,625             0.00%           5.54%

                            VARIABLE ANNUITY ACCOUNT

                                                                                 2.40% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                               $ 1.01      $ 23,274      22,242             0.00%           0.00%
Advantus Money Market                                         1.00         2,051       2,063             0.63%          -0.22%
Advantus Index 400 Mid-Cap                                    1.07        10,392       8,026             0.00%           5.05%
Advantus Real Estate Securities                               1.06         5,447       3,832             0.00%           4.40%
American Century Ultra                                        1.03        31,164      26,327             0.00%           4.75%
Fidelity VIP Equity Income                                    1.08        39,919      32,434             0.00%          10.07%
Templeton Developing Markets Securities                       1.10         3,927       2,679             1.11%           9.45%
MFS New Discovery                                             1.02        15,876      12,326             0.00%           2.68%
Oppenheimer High Income                                       1.03         3,159       2,640             6.05%           2.49%
Putnam VT International Equity                                1.07        15,910      12,794             0.83%           8.13%
Waddell & Reed International II (f)                           1.09        16,748      12,100             1.78%           7.34%

                                                                                 2.55% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $   1.01     $ 18,700      17,871             0.00%           0.68%
Advantus Money Market                                          1.00       12,402      12,472             0.63%          -0.18%
Advantus Index 400 Mid-Cap                                     1.07        3,789       2,926             0.00%           1.36%
American Century Ultra                                         1.03       12,658      10,693             0.00%           1.54%
Fidelity VIP Equity Income                                     1.08       22,704      18,447             0.00%           7.50%
MFS New Discovery                                              1.02        3,721       2,889             0.00%          -0.73%
Oppenheimer High Income                                        1.03        7,615       6,363             6.05%           2.15%
Putnam VT International Equity                                 1.07        9,330       7,503             0.83%           6.84%
Waddell & Reed International II (f)                            1.09        3,976       2,872             1.78%           6.43%

                                                                                 2.65% VARIABLE ACCOUNT CHARGE**
                                                         ---------------------------------------------------------------------------
                                                                                                For the period from January 13, 2003
                                                                                                   (commencement of operations) to
                                                                  At December 31, 2003                    December 31, 2003
                                                         -------------------------------------  ------------------------------------
                                                         Accumulation                 Units           Investment        Total
                                                          Unit Value   Net Assets  Outstanding       Income Ratio*    Return***
                                                         ------------  ----------  -----------       -------------    ---------
Advantus Bond                                              $  1.01      $ 39,351      37,605             0.00%           0.00%
Advantus Money Market                                         1.00        19,472      19,582             0.63%          -0.24%
Advantus Index 400 Mid-Cap                                    1.07        10,840       8,371             0.00%           5.16%
Advantus Real Estate Securities                               1.06         3,880       2,730             0.00%           3.34%
American Century Ultra                                        1.03        33,982      28,708             0.00%           4.73%
Fidelity VIP Equity Income                                    1.08        52,375      42,555             0.00%          10.16%
MFS New Discovery                                             1.02        11,873       9,218             0.00%           3.05%
Oppenheimer High Income                                       1.03        16,560      13,838             6.05%           2.45%
Putnam VT International Equity                                1.07        17,772      14,292             0.83%           9.13%
Waddell & Reed International II (f)                           1.09         4,694       3,392             1.78%           8.14%
Waddell & Reed International (a)                              1.07        12,059      10,693             2.04%           6.68%

*These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of expenses assessed by the fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests and, to the extent the underlying fund utilizes consent dividends rather than paying dividends in cash or reinvested shares, the Account does not record investment income.

**This ratio represents the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges. The ratio includes only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

***These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated from the period indicated or from the effective date through the end of the reporting period.

(a) Period from September 22, 2003, commencment of operations, to December 31, 2003.

(b) Formerly Advantus Growth Portfolio and Advantus Capital Appreciation Portfolio. See note 1 for fund merger transactions during 2003.

(c) Formerly Advantus Macro Cap Value Portfolio. See note 1 for fund merger transactions during 2003.

(d) Formerly Advantus Small Company Growth Portfolio. See note 1 for fund merger transactions during 2003.

(e) Formerly Advantus Asset Allocation Portfolio. See note 1 for fund merger transactions during 2003.

(f) Formerly Advantus International Stock Portfolio. See note 1 for fund merger transactions during 2003.

(g) Formerly Advantus Micro Cap Growth Portfolio. See note 1 for fund merger transactions during 2003.

(h) Formerly Advantus Small Company Value Portfolio. See note 1 for fund merger transactions during 2003.

(i) Formerly Advantus Value Stock Portfolio. See note 1 for fund merger transactions during 2003.

(j) Period from May 1, 2002, commencement of operations, to December 31, 2003.

[LOGO OF KPMG]

     KPMG LLP
     4200 Wells Fargo Center
     90 South Seventh Street
     Minneapolis, MN 55402

                 Report of Independent Registered Public Accounting Firm
                 -------------------------------------------------------

The Board of Directors
Minnesota Life Insurance Company:

We have audited the accompanying consolidated balance sheets of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the related consolidated statements of operations and comprehensive income, changes in stockholder's equity and cash flows for each of the years in the three-year period ended December 31, 2003. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of the Minnesota Life Insurance Company and subsidiaries as of December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 2003 in conformity with accounting principles generally accepted in the United States of America.

As discussed in note 2 to the consolidated financial statements, effective January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities; and effective April 1, 2001, the Company adopted Emerging Issues Task Force 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Interests in Securitized Financial Assets.

Our audits were made for the purpose of forming an opinion on the basic consolidated financial statements taken as a whole. The supplementary information included in the accompanying schedules is presented for purpose of additional analysis and is not a required part of the basic consolidated financial statements. Such information has been subjected to the auditing procedures applied in the audits of the basic consolidated financial statements and, in our opinion, is fairly stated in all material respects in relation to the basic consolidated financial statements taken as a whole.


                                        /s/ KPMG LLP

Minneapolis, Minnesota
February 9, 2004

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                           Consolidated Balance Sheets
                           December 31, 2003 and 2002
                                 (In thousands)

                                                         2003          2002
                                                     ------------  ------------
Assets
------
   Fixed maturity securities:
      Available-for-sale, at fair value
       (amortized cost $4,647,433 and $4,502,266)    $  4,941,278  $  4,784,210
   Equity securities, at fair value
    (cost $580,495 and $506,426)                          676,398       461,426
   Mortgage loans, net                                    773,479       767,944
   Real estate, net                                         1,830         7,858
   Finance receivables, net                               127,716       121,306
   Policy loans                                           263,508       259,531
   Private equity investments
    (cost $236,197 and $283,023)                          222,200       226,098
   Fixed maturity securities on loan, at fair value
    (amortized cost $1,304,233 and $1,136,148)          1,361,128     1,208,935
   Equity securities on loan, at fair value
    (cost $52,100 and $73,904)                             68,771        71,338
   Other invested assets                                  169,720        60,731
                                                     ------------  ------------
      Total investments                                 8,606,028     7,969,377
   Cash and cash equivalents                            1,688,883     1,485,148
   Deferred policy acquisition costs                      636,475       570,738
   Accrued investment income                               83,461        89,849
   Premiums receivable                                    137,954       125,424
   Property and equipment, net                             82,856        78,991
   Reinsurance recoverables                               677,102       646,955
   Other assets                                            31,870        45,167
   Separate account assets                              8,854,022     6,684,280
                                                     ------------  ------------
         Total assets                                $ 20,798,651  $ 17,695,929
                                                     ============  ============
Liabilities and Stockholder's Equity
------------------------------------
Liabilities:
   Policy and contract account balances              $  4,688,655  $  4,371,712
   Future policy and contract benefits                  2,052,276     2,029,332
   Pending policy and contract claims                     160,687       131,121
   Other policyholder funds                               557,525       528,417
   Policyholder dividends payable                          52,995        54,455
   Unearned premiums and fees                             199,767       191,277
   Federal income tax liability:
      Current                                              32,429        16,420
      Deferred                                            138,964        68,106
   Other liabilities                                      497,970       361,033
   Notes payable                                          125,000       137,000
   Securities lending collateral                        1,466,354     1,307,146
   Separate account liabilities                         8,809,077     6,646,646
                                                     ------------  ------------
      Total liabilities                                18,781,699    15,842,665
                                                     ------------  ------------
Stockholder's equity:
   Common stock, $1 par value, 5,000,000 shares
    authorized, issued and outstanding                      5,000         5,000
   Additional paid in capital                               3,000         3,000
   Retained earnings                                    1,795,285     1,786,873
   Accumulated other comprehensive income                 213,667        58,391
                                                     ------------  ------------
      Total stockholder's equity                        2,016,952     1,853,264
                                                     ------------  ------------
         Total liabilities and stockholder's
          equity                                     $ 20,798,651  $ 17,695,929
                                                     ============  ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
         Consolidated Statements of Operations and Comprehensive Income
                  Years ended December 31, 2003, 2002 and 2001
                                 (In thousands)

                                                         2003          2002          2001
                                                     ------------  ------------  ------------
Revenues:
   Premiums                                          $  1,005,277  $    900,074  $    793,357
   Policy and contract fees                               351,669       355,890       362,511
   Net investment income                                  465,858       499,103       527,335
   Net realized investment losses                         (48,641)     (137,097)      (12,972)
   Finance charge income                                   34,148        33,125        33,400
   Other income                                            18,820        22,777        73,714
                                                     ------------  ------------  ------------
      Total revenues                                    1,827,131     1,673,872     1,777,345
                                                     ------------  ------------  ------------
Benefits and expenses:
   Policyholder benefits                                  975,604       849,342       754,667
   Interest credited to policies and contracts            287,018       289,606       290,081
   General operating expenses                             341,552       328,421       410,704
   Commissions                                            108,293       100,912       128,838
   Administrative and sponsorship fees                     68,773        71,166        81,194
   Dividends to policyholders                              17,817        19,162        19,670
   Interest on notes payable                               11,258        12,758        16,684
   Amortization of deferred policy
    acquisition costs                                     166,138       188,662       171,580
   Capitalization of policy acquisition costs            (208,620)     (169,437)     (185,366)
                                                     ------------  ------------  ------------
      Total benefits and expenses                       1,767,833     1,690,592     1,688,052
                                                     ------------  ------------  ------------
         Income (loss) from operations before
          taxes                                            59,298       (16,720)       89,293
   Federal income tax expense (benefit):
      Current                                              19,121         3,048        22,793
      Deferred                                             (4,268)      (23,524)       (3,928)
                                                     ------------  ------------  ------------
         Total federal income tax expense (benefit)        14,853       (20,476)       18,865
                                                     ------------  ------------  ------------
            Net income                               $     44,445  $      3,756  $     70,428
                                                     ============  ============  ============
   Other comprehensive income (loss), net of tax:
      Unrealized gains (losses) on securities        $    155,276  $    (44,898) $   (144,136)
                                                     ------------  ------------  ------------
      Other comprehensive income (loss), net of tax       155,276       (44,898)     (144,136)
                                                     ------------  ------------  ------------
            Comprehensive income (loss)              $    199,721  $    (41,142) $    (73,708)
                                                     ============  ============  ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
           Consolidated Statements of Changes in Stockholder's Equity
                  Years ended December 31, 2003, 2002 and 2001
                                 (In thousands)

                                           2003          2002          2001
                                       ------------  ------------  ------------
Common stock:
   Total common stock                  $      5,000  $      5,000  $      5,000
                                       ============  ============  ============
Additional paid in capital:
   Total additional paid in capital    $      3,000  $      3,000  $      3,000
                                       ============  ============  ============
Retained earnings:
   Beginning balance                   $  1,786,873  $  1,821,015  $  1,811,707
   Net income                                44,445         3,756        70,428
   Dividends to stockholder                 (36,033)      (37,898)      (61,120)
                                       ------------  ------------  ------------
      Total retained earnings          $  1,795,285  $  1,786,873  $  1,821,015
                                       ============  ============  ============
Accumulated other comprehensive
 income:
   Beginning balance                   $     58,391  $    103,289  $    247,425
   Change in unrealized appreciation
    (depreciation) of securities            155,276       (44,898)     (144,136)
                                       ------------  ------------  ------------
      Total accumulated other
       comprehensive income            $    213,667  $     58,391  $    103,289
                                       ============  ============  ============
         Total stockholder's equity    $  2,016,952  $  1,853,264  $  1,932,304
                                       ============  ============  ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                      Consolidated Statements of Cash Flows
                  Years ended December 31, 2003, 2002 and 2001
                                 (In thousands)

                                                                 2003           2002           2001
                                                             ------------   ------------   ------------
Cash Flows from Operating Activities
------------------------------------
Net income                                                   $     44,445   $      3,756   $     70,428
Adjustments to reconcile net income to net cash
 provided by operating activities:
   Interest credited to annuity and insurance contracts           249,128        251,828         98,011
   Fees deducted from policy and contract balances               (327,631)      (319,227)      (169,058)
   Change in future policy benefits                                30,013        153,061         53,835
   Change in other policyholder liabilities, net                   35,834        (35,323)        18,215
   Amortization of deferred policy acquisition costs              166,138        188,662        171,580
   Capitalization of policy acquisition costs                    (208,620)      (169,437)      (185,366)
   Change in premiums receivable                                  (12,530)        (6,689)        (7,421)
   Deferred tax provision                                          (4,268)       (23,524)        (3,928)
   Change in federal income tax liabilities - current              16,009        (16,929)       (11,700)
   Net realized investment losses (gains)                          48,641        137,097         12,972
   Change in reinsurance recoverables                             (30,147)       (22,515)       (32,041)
   Other, net                                                     137,729         14,973         13,051
                                                             ------------   ------------   ------------
      Net cash provided by operating activities                   144,741        155,733         28,578
                                                             ------------   ------------   ------------
Cash Flows from Investing Activities
------------------------------------
Proceeds from sales of:
   Fixed maturity securities, available-for-sale                1,658,859      2,046,691      1,738,948
   Equity securities                                              429,470        378,452        481,396
   Real estate                                                     11,255          3,301          5,362
   Private equity investments                                      23,703         11,583         15,596
   Other invested assets                                            1,729         12,343          5,896
Proceeds from maturities and repayments of:
   Fixed maturity securities, available-for-sale                1,170,516        601,211        379,989
   Mortgage loans                                                  81,056         50,370         44,312
Purchases of:
   Fixed maturity securities, available-for-sale               (3,281,851)    (2,898,144)    (2,249,224)
   Equity securities                                             (462,070)      (377,641)      (502,064)
   Mortgage loans                                                 (86,931)       (78,011)      (118,003)
   Real estate                                                       (737)            --           (140)
   Private equity investments                                     (31,519)       (42,639)       (28,580)
   Other invested assets                                           (4,319)        (2,866)        (8,381)
Finance receivable originations or purchases                      (91,674)       (82,141)       (83,578)
Finance receivable principal payments                              77,154         78,266         78,289
Securities lending collateral                                     159,208        882,740        347,282
Securities in transit                                              95,821        (39,632)        99,765
Other, net                                                        (22,760)       (14,346)       (41,741)
                                                             ------------   ------------   ------------
      Net cash provided by (used for) investing activities       (273,090)       529,537        165,124
                                                             ------------   ------------   ------------
Cash Flows from Financing Activities
------------------------------------
Deposits credited to annuity and insurance contracts            1,626,707      1,434,456      1,544,832
Withdrawals from annuity and insurance contracts               (1,263,337)    (1,188,125)    (1,343,550)
Payments on debt                                                  (12,000)       (22,000)       (26,000)
Dividends paid to stockholder                                     (22,000)       (78,586)            --
Other, net                                                          2,714           (363)         1,331
                                                             ------------   ------------   ------------
      Net cash provided by financing activities                   332,084        145,382        176,613
                                                             ------------   ------------   ------------
Net increase in cash and cash equivalents                         203,735        830,652        370,315
Cash and cash equivalents, beginning of year                    1,485,148        654,496        284,181
                                                             ------------   ------------   ------------
Cash and cash equivalents, end of year                       $  1,688,883   $  1,485,148   $    654,496
                                                             ============   ============   ============

See accompanying notes to consolidated financial statements.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

(1)  Nature of Operations

     Description of Business
     -----------------------

     The accompanying consolidated financial statements include the accounts of Minnesota Life Insurance Company (a wholly-owned subsidiary of Securian Financial Group, Inc.) and its wholly-owned subsidiaries, Personal Finance Company LLC, Enterprise Holding Corporation, Northstar Life Insurance Company, and its majority-owned subsidiary MIMLIC Life Insurance Company. Minnesota Life Insurance Company, both directly and through its subsidiaries (collectively, the Company), provides a diversified array of insurance and financial products and services designed principally to protect and enhance the long-term financial well-being of individuals and families.

     The Company's strategy is to be successful in carefully selected niche markets, primarily in the United States, while focusing on the retention of existing business and the maintenance of profitability. To achieve this objective, the Company has divided its businesses into four strategic business units, which focus on various markets: Individual Financial Security, Financial Services, Group Insurance, and Retirement Services. Revenues, including net realized investment losses, in 2003 for these business units were $589,782,000, $258,798,000, $805,084,000 and
     $187,440,000, respectively. Revenues in 2002 for these strategic business units were $620,370,000, $287,073,000, $672,316,000, and $188,626,000,
     respectively. Additional revenues, including net realized investment losses, reported by the Company's subsidiaries and corporate product line as of December 31, 2003 and 2002, were ($13,973,000) and $(94,513,000), respectively.

     The Company serves over seven million people through more than 4,400 associates located at its St. Paul, Minnesota headquarters and in sales offices nationwide.

     On April 1, 2003, ownership of Securian Life Insurance Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     On January 2, 2003, ownership of Securian Casualty Company was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     On January 2, 2002, ownership of Advantus Capital Management, Inc. and its wholly-owned subsidiary, Securian Financial Services, Inc., was transferred from the Company to Securian Financial Group, Inc., in the form of a dividend.

     Effective July 1, 2003, Personal Finance Company converted from a C corporation into a limited liability company and its name was changed to Personal Finance Company LLC.

(2)  Summary of Significant Accounting Policies

     Basis of Presentation
     ---------------------

     The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). The consolidated financial statements include the accounts of the Minnesota Life Insurance Company and its subsidiaries. All material intercompany transactions and balances have been eliminated.

     The preparation of consolidated financial statements in conformity with GAAP requires management to make certain estimates and assumptions that affect reported assets and liabilities, including reporting or disclosure of contingent assets and liabilities as of the balance sheet date and the reported amounts of revenues and expenses during the reporting period. Future events, including changes in mortality, morbidity, interest rates and asset valuations, could cause actual results to differ from the estimates used in the consolidated financial statements.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Insurance Revenues and Expenses
     -------------------------------

     Premiums on traditional life products, which include individual whole life and term insurance and immediate annuities, are credited to revenue when due. For accident and health and group life products, premiums are credited to revenue over the contract period as earned. Benefits and expenses are recognized in relation to premiums over the contract period via a provision for future policy benefits and the amortization of deferred policy acquisition costs.

     Nontraditional life products include individual adjustable and variable life insurance and group universal and variable life insurance. Revenue from nontraditional life products and deferred annuities is comprised of policy and contract fees charged for the cost of insurance, policy administration and surrenders. Expenses include both the portion of claims not covered by and the interest credited to the related policy and contract account balances. Policy acquisition costs are amortized relative to estimated gross profits or margins.

     Deferred Policy Acquisition Costs
     ---------------------------------

     The costs of acquiring new and renewal business, which vary with and are primarily related to the production of new and renewal business, are generally deferred to the extent recoverable from future premiums or expected gross profits. Deferrable costs include commissions, underwriting expenses and certain other selling and issue costs.

     For traditional life, accident and health and group life products, deferred policy acquisition costs (DAC) are amortized over the premium paying period in proportion to the ratio of annual premium revenues to ultimate anticipated premium revenues. The ultimate premium revenues are estimated based upon the same assumptions used to calculate the future policy benefits.

     For nontraditional life products and deferred annuities, DAC is amortized over the estimated lives of the contracts in relation to the present value of estimated gross profits from surrender charges and investment, mortality and expense margins. The Company reviews actuarial assumptions used to project estimated gross profits, such as mortality, persistency, expenses and investment returns periodically throughout the year. Actuarial assumptions are updated as necessary to reflect the Company's best estimate of each assumption used. Any resulting impact to financial results from a change in actuarial assumption is included in amortization of deferred policy acquisition costs in the statement of operations. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 13.

     Software Capitalization
     -----------------------

     Computer software costs incurred for internal use are capitalized and amortized over a three or five-year period. Computer software costs include application software, purchased software packages and significant upgrades to software. The Company had unamortized cost of $26,032,000, $21,271,000 and $18,575,000 and amortized software expense of $7,838,000, $8,227,000 and $8,065,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Finance Charge Income and Receivables
     -------------------------------------

     Finance charge income represents fees and interest charged on consumer loans. The Company uses the interest (actuarial) method of accounting for finance charges and interest on finance receivables. Finance receivables are reported net of unearned finance charges. Accrual of finance charges and interest on the smaller balance homogeneous finance receivables is suspended when a loan is contractually delinquent for more than 60 days and is subsequently recognized when received. Accrual is resumed when the loan is contractually less than 60 days past due. Late charges are accrued only if two or less late charges are due and unpaid. Accrual of finance charges and interest is suspended on other receivables at the earlier of when they are contractually past due for more than 60 days or they are considered by management to be impaired.

     Loan impairment is measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or as a practical expedient, at the observable market price of the loan or the fair value of the collateral if the loan is collateral dependent. When a loan is identified as impaired, interest accrued in the current year is reversed. Interest payments received on impaired loans are generally applied to principal unless the remaining principal balance has been determined to be fully collectible.

     An allowance for losses is maintained by direct charges to operations at an amount which in management's judgment, based on a specific review of larger individual loans, the overall risk characteristics of the portfolio, changes in the character or size of the portfolio, the level of non-performing assets, historical losses and economic conditions, is adequate to absorb probable losses on existing receivables. It is the Company's general policy to charge off accounts (net of unearned finance charges) when they are deemed uncollectible and in any event on which no collections were received during the preceding six months, except for certain accounts which have been individually reviewed by management and are deemed to warrant further collection effort.

     The adequacy of the allowance for losses is highly dependent upon management's estimates of variables affecting valuation, appraisals of collateral, evaluations of performance and status, and the amounts and timing of future cash flows expected to be received on impaired loans. Such estimates, appraisals, evaluations and cash flows may be subject to frequent adjustments due to changing economic prospects of borrowers or properties. These estimates are reviewed periodically and adjustments, if necessary, are recorded in the provision for credit losses in the periods in which they become known.

     Valuation of Investments
     ------------------------

     Fixed maturity securities, which may be sold prior to maturity, including fixed maturities on loan, are classified as available-for-sale and are carried at fair value. Effective January 1, 2001, all fixed maturity securities classified as held-to-maturity securities were converted to available-for-sale securities, under the one time provision allowed under FASB Statement No. 133 (FAS 133), Accounting for Derivative Instruments and Hedging Activities. These securities were previously carried at amortized cost, net of any impairment write-downs. The net impact to accumulated other comprehensive income upon conversion was an approximate increase of $16,705,000. Premiums and discounts are amortized or accreted over the estimated lives of the securities based on the interest yield method.

     The Company uses book value as cost for applying the retrospective adjustment method to fixed maturity securities purchased. Prepayment assumptions for single class and multi-class mortgage-backed securities were obtained from broker dealer survey values or internal estimates.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments (Continued)
     ------------------------------------

     Equity securities (common stocks, preferred stocks and equity securities on loan) are carried at fair value. Mutual funds in select asset classes that are sub-advised are carried at the market value of the underlying net assets of the funds. Prior to 2003, equity securities also included initial contributions to affiliated registered investment funds that were managed by an affiliate of the Company. These contributions were carried at the market value of the underlying net assets of the funds.

     Mortgage loans are carried at amortized cost less an allowance for uncollectible amounts. Premiums and discounts are amortized or accreted over the terms of the mortgage loans based on the interest yield method. A mortgage loan is considered impaired if it is probable that contractual amounts due will not be collected. Impaired mortgage loans are valued at the fair value of the underlying collateral.

     Private equity investments in limited partnerships are carried on the balance sheets at the amount invested, adjusted to recognize the Company's ownership share of the earnings or losses of the investee after the date of the acquisition, adjusted for any distributions received. In-kind distributions are recorded as a return of capital for the cost basis of the stock received. Changes in fair value are recorded directly in stockholder's equity. The valuation of private equity investments is recorded based on the partnership financial statements from the previous quarter. The Company believes this valuation represents the best available estimate, however, to the extent that market conditions fluctuate significantly, any change in the following quarter partnership financial statements could be material to the Company's unrealized gains or losses included in stockholder's equity.

     Fair values of fixed maturity securities, equity securities and private equity investments are based on quoted market prices, where available. If quoted market prices are not available, fair values are estimated using values obtained from either independent pricing services which specialize in matrix pricing and modeling techniques, independent broker bids, financial statement valuations or internal appraisal. Fair values of mortgage loans are based upon discounted cash flows, quoted market prices and matrix pricing.

     Real estate is carried at cost less accumulated depreciation and an allowance for estimated losses. Accumulated depreciation on real estate at December 31, 2003 and 2002 was $5,616,000 and $7,543,000, respectively.

     Policy loans are carried at the unpaid principal balance.

     Cash and cash equivalents are carried at fair value. The Company considers all money market funds and commercial paper with original maturity dates of less than three months to be cash equivalents.

     Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of accumulated other comprehensive income in stockholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized.

     Finance receivables that management has the intent and ability to hold for the foreseeable future or until maturity or payoffs are reported at their outstanding unpaid principal balances reduced by any charge-off. The interest rates on the receivables outstanding at December 31, 2003 and 2002 are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturities and security; as such, the carrying value of the receivables outstanding at December 31, 2003 and 2002 approximate the fair value at that date.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Valuation of Investments (Continued)
     ------------------------------------

     Effective March 15, 2001 the FASB issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Certain Securitized Financial Assets, which established standardized reporting models for certain types of asset backed securities including all interest only strips and asset backed securities not of high credit quality. The holder of the beneficial interest should recognize the excess of all cash flows attributable to the beneficial interest estimated at the acquisition/transaction date over the initial investment and record as interest income over the life of the beneficial interest using the effective yield method. The Company identified holdings with a market value of $11,206,000 and $29,000,000, as of December 31, 2003 and 2002,
     respectively, that it deemed subject to application of this pronouncement. Upon calculating the excess of the net present value of the cash flows using market discount rates and comparing to the initial cost of the investments, approximately $16,700,000, $24,478,000, and $14,300,000 of permanent write-downs were recorded as realized losses, for the years ended December 31, 2003, 2002, and 2001, respectively.

     Credit Risk
     -----------

     Financial instruments, consisting primarily of cash and cash equivalents, potentially subject the Company to concentration credit risk. The Company places its cash and cash equivalents with high quality financial institutions and limits the amount of credit exposure with any one institution. Concentration of credit risk with respect to mortgages, fixed maturity securities, and other invested assets are limited because of the diverse geographic base and industries of the underlying issuers. This diversity is an integral component of the portfolio management process.

     Equity security diversification is obtained through the use of style diversification and through limiting exposure to a single issuer. Private equity investment diversification is achieved by dividing the portfolio between direct venture company funds, mezzanine debt funds and hedge and other types of private equity instruments. In addition, this portfolio is managed by diversifying industry sectors to limit exposure to any one type of fund.

     During 2003, the Company exchanged its affiliated investment advisor's mutual funds for shares of Waddell & Reed Ivy Investment Co. funds due to the sale of the equity advisory business by its affiliated investment advisor. The investments continue to be invested across the same eight well-diversified investment strategies employed by the former affiliated funds. The market value of these investments was $172,424,000 and $126,896,000 as of December 31, 2003 and 2002, respectively. The Company considers these assets able to be reinvested within a 12-18 month period.

     Derivative Financial Instruments
     --------------------------------

     Effective January 1, 2001, the Company adopted FAS 133 which requires that all derivative instruments be recorded on the balance sheet at fair value. On the date derivative contracts are entered into, the Company designates the derivative as either (a) a hedge of the fair value of a recognized firm commitment (fair value hedge), (b) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge), or (c) a hedge of a net investment in a foreign operation (net investment hedge).

     The Company holds derivative financial instruments for the purpose of hedging the risks of certain identifiable and anticipated transactions. In general, the types of risks hedged are those relating to the variability of future earnings and cash flows caused by movements in foreign currency exchange rates. The Company documents its risk management strategy and hedge effectiveness at the inception of and during the term of each hedge.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Derivative Financial Instruments (Continued)
     --------------------------------------------

     In the normal course of business, the Company held one derivative in the form of an equity swap which matured in August 2003. The purpose of this swap was to hedge the fair value of equity linked instruments to equity market movements. This swap was a customized derivative that was embedded directly with the underlying equity-linked fixed maturity security and could not be unwound separately from the fixed maturity security. Equity swaps are considered to be fair value hedges and were entered into only for the purpose of hedging such risks, not for speculation. The change in fair value of this swap was offset to net realized capital losses by changes in the fair value of the item being hedged. As of December 31, 2003, the Company had no equity swap positions.

     The Company is using short-duration spot contracts to manage the foreign exchange risk inherent in the elapsed time between trade processing and trade settlement. The contracts have an immaterial impact on the Company's current year operating results.

     Under FAS 133, the Company reclassified certain mortgage dollar roll securities from fixed maturity and equity securities classified as available-for-sale as of December 31, 2003 and 2002, in the amount of $114,809,000 and $14,100,000, respectively, to other invested assets. As of December 31, 2003 and 2002, the change in fair value of these securities included in realized capital (losses) gains was $(1,007,000) and $172,000, respectively.

     Realized and Unrealized Gains and Losses
     ----------------------------------------

     Realized and unrealized gains and losses are determined on the specific identification method. Write-downs of available-for-sale securities and the provision for credit losses on mortgage loans and real estate are recorded as realized losses.

     Changes in the fair value of fixed maturity securities available-for-sale, equity securities and private equity investments in limited partnerships are recorded as a separate component of stockholder's equity, net of taxes and related adjustments to deferred policy acquisition costs and unearned policy and contract fees.

     Impairments in the value of securities and other investments held by the Company, considered to be other than temporary, are recorded as permanent reductions of the cost of the securities or other investments, and corresponding realized losses are recognized in the consolidated statements of operations and comprehensive income. The Company reviews all securities and other investments on a quarterly basis and recognizes impairment after evaluating various subjective and objective factors, such as the financial condition of the issuer, market and industry.

     Total other than temporary write-downs for fixed maturity securities, including EITF 99-20 write-downs, for the years ended December 31, 2003, 2002 and 2001 were $34,632,000, $53,299,000 and $28,760,000, respectively.

     Total other than temporary write-downs for equity securities for the years ended December 31, 2003, 2002 and 2001 were $13,157,000, $5,314,000 and
     $6,709,000, respectively. An additional $23,427,000 and $40,300,000 of other than temporary write-downs for equity securities were recorded on securities that were subsequently sold during 2003 and 2002, respectively.

     Total other than temporary write-downs for private equity investments for the years ended December 31, 2003, 2002 and 2001 were $57,480,000, $51,410,000 and $4,589,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Securities Lending
     ------------------

     The Company engages in securities lending whereby certain investments are loaned to other financial institutions for short periods of time. When these loan transactions occur, the lending broker provides cash collateral equivalent to 102% to 105% of the market value of the loaned securities. This collateral is deposited with a lending agent who invests the collateral on behalf of the Company. The income from these investments is recorded in net investment income and was $2,378,000, $1,413,000, and $239,000 as of December 31, 2003, 2002, and 2001, respectively. Securities, consisting of equity securities and fixed maturity securities, were loaned to other financial institutions. Amounts loaned as of December 31, 2003, and 2002 were $1,429,899,000 and $1,280,273,000, respectively. As of
     December 31, 2003, and 2002, the collateral associated with securities lending was $1,466,354,000 and $1,307,146,000, respectively.

     The Company accounts for its securities lending transactions as secured borrowings, in which the collateral received and the related obligation to return the collateral are recorded in the consolidated balance sheets as cash equivalents and securities lending collateral, respectively.

     Although the Company's securities lending program involves certain credit risk, the Company believes that the high quality of the collateral received (primarily commercial paper and money market instruments) and the Company's monitoring policies and procedures mitigate the likelihood of material losses under these arrangements.

     Property and Equipment
     ----------------------

     Property and equipment are carried at cost, net of accumulated depreciation of $162,106,000 and $150,521,000 at December 31, 2003 and 2002,
     respectively. Buildings are depreciated over 40 years and equipment is generally depreciated over 5 to 10 years. Depreciation expense for the years ended December 31, 2003, 2002, and 2001, was $11,585,000,
     $11,703,000, and $13,242,000, respectively. Effective January 1, 2002, the Company adopted FASB Statement No. 144 (FAS 144), Accounting for the Impairment or Disposal of Long-Lived Assets, which addresses financial accounting and reporting standards for the impairment and disposal of long-lived assets for fiscal years beginning after December 15, 2001. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of FAS 144.

     Separate Accounts
     -----------------

     Separate account assets and liabilities represent segregated funds administered by an unaffiliated asset management firm. These assets and liabilities are invested by both an unaffiliated asset management firm and an affiliate of the Company for the exclusive benefit of the Company's pension, variable annuity and variable life insurance policyholders and contractholders. Assets consist principally of marketable securities and both assets and liabilities are reported at fair value, based upon the market value of the investments held in the segregated funds.

     The Company periodically invests money in its separate accounts. The market value of such investments, included with separate account assets, amounted to $44,920,000 and $37,634,000 at December 31, 2003 and 2002, respectively.

     Reinsurance Recoverables
     ------------------------

     Insurance liabilities are reported before the effects of ceded reinsurance. Reinsurance recoverables represent amounts due from reinsurers for paid and unpaid benefits, expense reimbursements, prepaid premiums and future policy benefits.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Policyholder Liabilities
     ------------------------

     Policy and contract account balances represent the net accumulation of funds associated with nontraditional life products and deferred annuities. Additions to the account balances include premiums, deposits and interest credited by the Company. Decreases in the account balances include surrenders, withdrawals, benefit payments and charges assessed for the cost of insurance, policy administration and surrenders.

     Future policy and contract benefits are comprised of reserves for traditional life, group life and accident and health products. The reserves were calculated using the net level premium method based upon assumptions regarding investment yield, mortality, morbidity and withdrawal rates determined at the date of issue, commensurate with the Company's experience. Provision has been made in certain cases for adverse deviations from these assumptions. Certain traditional life products are accounted for under AICPA Statement of Position 95-1, Accounting for Certain Insurance Activities of Mutual Life Insurance Entities. These traditional life products use an average assumed rate of investment yields ranging from 4.44% to 5.52% to estimate expected gross margins.

     Future policy and contract benefits are adjusted to reflect the impact of unrealized gains and losses on securities as described in note 13.

     Other policyholder funds are comprised of dividend accumulations, premium deposit funds and supplementary contracts without life contingencies.

     Participating Business
     ----------------------

     Dividends on participating policies and other discretionary payments are declared by the Board of Directors based upon actuarial determinations, which take into consideration current mortality, interest earnings, expense factors and federal income taxes. Dividends are recognized as expenses consistent with the recognition of premiums. At December 31, 2003 and 2002, the total participating business in force was $18,685,863,000 and $19,470,981,000, respectively. As a percentage of total life insurance in force participating business in force represents 5.3% and 6.4% at December 31, 2003 and 2002, respectively.

     Closed Block of Business
     ------------------------

     Effective January 1, 2001 the Company adopted Statement of Position 00-3 (SOP 00-3), Accounting by Insurance Enterprises for Demutualizations and Formations of Mutual Insurance Holding Companies and for Certain Long-Duration Participating Contracts. The Company has determined that there are no material impacts to the statement of operations or financial position due to the adoption and subsequent application of SOP 00-3.

     Income Taxes
     ------------

     The Company's federal income tax return is a consolidated life/non-life return filed under Minnesota Mutual Companies, Inc., the Company's ultimate parent. The method of allocation between companies is subject to written agreement, approved by an officer of the Company. Allocation is based upon separate return calculations with a credit for any currently used net losses and tax credits. Intercompany tax balances are settled annually when the tax return is filed with the Internal Revenue Service.

     Current income taxes are charged to operations based upon amounts estimated to be payable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to the differences between financial statement carrying amounts and income tax bases of assets and liabilities.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     New Pronouncements
     ------------------

     In April 2003, the FASB issued Statement No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (FAS 149). FAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under FAS 133. FAS 149 is effective for contracts entered into or modified after June 30, 2003. The adoption of FAS 149 on July 1, 2003 did not have a material impact on the results of operations or financial position of the Company.

     In May 2003, the FASB issued Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FAS 150). FAS 150 establishes standards for how an issuer classifies and measures certain financial instruments with characteristics of both liabilities and equity. FAS 150 is effective for financial instruments entered into or modified after May 31, 2003, otherwise effective for the first interim period beginning after June 15, 2003. The adoption of FAS 150 on July 1, 2003 did not have any impact on the results of operations or financial position of the Company.

     In December 2003, the FASB issued Statement No. 132, revised 2003, (FAS
     132), Employers' Disclosures about Pensions and Other Post Retirement Benefits, which amends disclosure requirements for pension plans and other post retirement benefit plans, effective for nonpublic entities for fiscal years ending after June 15, 2004. The Company will adopt FAS 132 for fiscal year ending December 31, 2004. The Company expects no material impacts to its results of operations or financial position due to the adoption of FAS 132.

     In January 2003, the FASB issued Interpretation No. 46, Consolidation of Variable Interest Entities - an interpretation of ARB No. 51, subsequently revised in December of 2003 (FIN 46). The provisions of FIN 46 for non-public entities apply immediately to variable interest entities (VIEs) created after December 31, 2003, and to VIEs in which an enterprise obtains an interest after that date. For VIEs created prior to December 31, 2003 the effective date of FIN 46 is the beginning of the first period beginning after December 15, 2004. FIN 46 changes the method of determining whether certain entities should be included in the Company's consolidated financial statements. An entity subject to FIN 46 is called a VIE if it has (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or
     (2) equity investors that cannot make significant decisions about the entity's operations, or that do not absorb the expected losses or receive the expected returns of the entity. A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that absorbs a majority of the expected losses, receives a majority of the expected residual returns or both. The Company continues to review the status of any VIEs it may be involved with. Based on this current review, the Company expects no material impacts to its results of operation or financial position due to the adoption of FIN 46.

     In July 2003, the AICPA issued Statement of Position 03-1 (SOP 03-1), Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts. SOP 03-1 is effective for financial statements for fiscal years beginning after December 15, 2003. The Company will adopt SOP 03-1 as of January 1, 2004. The Company anticipates reclassifying approximately $45,000,000 representing the Company's interest in the separate accounts from separate account assets to various general account assets. The Company expects no other material impacts to its results of operation or financial position due to the adoption of SOP 03-1.

     Reclassification
     ----------------

     Certain 2002 and 2001 financial statement balances have been reclassified to conform to the 2003 presentation.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(3)  Investments

     Net investment income for the years ended December 31 was as follows:

                                 2003           2002           2001
                             ------------   ------------   ------------
in thousands
------------
Fixed maturity securities    $    370,208   $    398,491   $    411,208
Equity securities                  17,615         24,620         29,088
Mortgage loans                     61,404         58,791         55,682
Real estate                         1,543          1,285          1,672
Policy loans                       19,517         19,360         18,257
Cash equivalents                    2,216          3,384          7,499
Private equity investments          1,853          3,277          3,289
Other invested assets               5,357          3,019          1,463
                             ------------   ------------   ------------
   Gross investment income        479,713        512,227        528,158
Investment expenses               (13,855)       (13,124)          (823)
                             ------------   ------------   ------------
   Total                     $    465,858   $    499,103   $    527,335
                             ============   ============   ============

     Prior to 2002, the Company paid investment expenses to Advantus Capital Management, Inc. (Advantus) which were eliminated through the consolidation process. Effective January 1, 2002, these expenses were not eliminated due to the transfer of Advantus to Securian Financial Group, Inc.

     Net realized investment gains (losses) for the years ended December 31 were as follows:

                                 2003           2002           2001
                             ------------   ------------   ------------
in thousands
------------
Fixed maturity securities    $    (19,499)  $    (26,162)  $    (15,772)
Equity securities                  25,572        (64,038)        (1,373)
Mortgage loans                       (376)         1,509              1
Real estate                         4,490             (1)         3,245
Private equity investments        (54,224)       (48,395)        (1,676)
Other invested assets              (4,604)           (10)         2,603
                             ------------   ------------   ------------
   Total                     $    (48,641)  $   (137,097)  $    (12,972)
                             ============   ============   ============

     Gross realized gains (losses) on the sales and impairments of fixed maturity securities, equity securities and private equity investments for the years ended December 31 were as follows:

                                 2003           2002           2001
                             ------------   ------------   ------------
in thousands
------------
Fixed maturity securities,
 available-for-sale:
   Gross realized gains      $     21,560   $     59,802   $     34,884
   Gross realized losses          (41,059)       (85,964)       (50,656)
Equity securities:
   Gross realized gains            93,634         40,973         81,647
   Gross realized losses          (68,062)      (105,011)       (83,020)
Private equity investments:
   Gross realized gains             3,823          3,525          4,857
   Gross realized losses          (58,047)       (51,920)        (6,533)

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Net unrealized gains (losses) included in stockholder's equity at December 31 were as follows:

                                                         2003          2002
                                                     ------------  ------------
in thousands
------------
Gross unrealized gains                               $    496,516  $    461,314
Gross unrealized losses                                   (36,816)     (204,273)
Adjustment to deferred acquisition costs                 (112,006)     (135,368)
Adjustment to reserves                                    (47,221)      (54,290)
Adjustment to unearned policy and contract fees            17,365        19,507
Deferred federal income taxes                            (104,171)      (28,499)
                                                     ------------  ------------
   Net unrealized gains                              $    213,667  $     58,391
                                                     ============  ============

     The amortized cost and fair value of investments in marketable securities by type of investment were as follows:

in thousands                                                            Gross Unrealized
------------                                          Amortized    --------------------------     Fair
December 31, 2003                                        Cost         Gains         Losses        Value
---------------------------------------------------  ------------  ------------  ------------  ------------
   United States government and government
    agencies and authorities                         $     59,674  $         17  $         71  $     59,620
   Foreign governments                                      1,467           127            --         1,594
   Corporate securities                                 2,637,690       226,145         9,262     2,854,573
   Asset-backed securities                                661,465        16,702         5,404       672,763
   Mortgage-backed securities                           1,287,137        68,816         3,225     1,352,728
                                                     ------------  ------------  ------------  ------------
      Total fixed maturities                            4,647,433       311,807        17,962     4,941,278
   Equity securities-unaffiliated                         580,495        97,537         1,634       676,398
                                                     ------------  ------------  ------------  ------------
         Total                                       $  5,227,928  $    409,344  $     19,596  $  5,617,676
                                                     ============  ============  ============  ============

in thousands                                                             Gross Unrealized
------------                                          Amortized    --------------------------     Fair
December 31, 2002                                        Cost          Gains        Losses        Value
---------------------------------------------------  ------------  ------------  ------------  ------------
   United States government and government agencies
    and authorities                                  $    201,802  $     19,153  $         30  $    220,925
   Foreign governments                                      1,280            --           439           841
   Corporate securities                                 2,457,382       218,541        53,152     2,622,771
   Asset-backed securities                                549,151        26,518         5,650       570,019
   Mortgage-backed securities                           1,292,651        78,406         1,403     1,369,654
                                                     ------------  ------------  ------------  ------------
      Total fixed maturities                            4,502,266       342,618        60,674     4,784,210
   Equity securities-unaffiliated                         364,673        27,498        57,641       334,530
   Equity securities-affiliated mutual funds              141,753         4,076        18,933       126,896
                                                     ------------  ------------  ------------  ------------
      Total equity securities                             506,426        31,574        76,574       461,426
                                                     ------------  ------------  ------------  ------------
         Total                                       $  5,008,692  $    374,192  $    137,248  $  5,245,636
                                                     ============  ============  ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The amortized cost and fair value of securities on loan by type of investment were as follows:

in thousands                                                    Gross Unrealized
------------                                  Amortized    --------------------------      Fair
December 31, 2003                                Cost          Gains        Losses        Value
------------------------------------------   ------------  ------------  ------------  ------------
   United States government and government
    agencies and authorities                 $    424,704  $     18,276  $         47  $    442,933
   Corporate securities                           323,481        29,123           226       352,378
   Asset-backed securities                         12,529           669            --        13,198
   Mortgage-backed securities                     543,519        10,985         1,885       552,619
                                             ------------  ------------  ------------  ------------
      Total fixed maturities                    1,304,233        59,053         2,158     1,361,128
   Equity securities-unaffiliated                  52,100        16,920           249        68,771
                                             ------------  ------------  ------------  ------------
         Total                               $  1,356,333  $     75,973  $      2,407  $  1,429,899
                                             ============  ============  ============  ============

in thousands                                                    Gross Unrealized
------------                                  Amortized    --------------------------      Fair
December 31, 2002                                Cost          Gains        Losses        Value
------------------------------------------   ------------  ------------  ------------  ------------
   United States government and government
    agencies and authorities                 $    258,282  $     11,774  $         --  $    270,056
   Corporate securities                           244,319        22,177            --       266,496
   Asset-backed securities                         14,100            --           177        13,923
   Mortgage-backed securities                     619,447        40,275         1,262       658,460
                                             ------------  ------------  ------------  ------------
      Total fixed maturities                    1,136,148        74,226         1,439     1,208,935
   Equity securities-unaffiliated                  73,904         6,114         8,680        71,338
                                             ------------  ------------  ------------  ------------
         Total                               $  1,210,052  $     80,340  $     10,119  $  1,280,273
                                             ============   ===========  ============  ============

     The amortized cost and estimated fair value of fixed maturity securities at December 31, 2003, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

in thousands                                 Available-for-Sale         Securities-on-Loan
--------------------------------------   --------------------------  --------------------------
                                           Amortized       Fair       Amortized        Fair
                                             Cost         Value          Cost         Value
                                         ------------  ------------  ------------  ------------
Due in one year or less                  $     95,127  $     98,144  $     98,518  $     99,128
Due after one year through five years       1,246,524     1,314,233       284,723       294,507
Due after five years through ten years      1,409,001     1,519,195       285,420       317,139
Due after ten years                           609,644       656,978        92,053        97,735
                                         ------------  ------------  ------------  ------------
                                            3,360,296     3,588,550       760,714       808,509
Mortgage-backed securities                  1,287,137     1,352,728       543,519       552,619
                                         ------------  ------------  ------------  ------------
   Total                                 $  4,647,433  $  4,941,278  $  1,304,233  $  1,361,128
                                         ============  ============  ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     As of December 31, 2003, the Company had certain investments with a reported fair market value lower than the cost of the investment.

                                                                    Unrealized
                                        Fair Value       Cost         Losses
                                       ------------  ------------  ------------
in thousands
------------
US government securities
   Less than 12 months                 $     26,830  $     26,901  $         71
   Greater than 12 months                        --            --            --
Corporate securities
   Less than 12 months                      248,946       252,829         3,883
   Greater than 12 months                    71,276        76,655         5,379
Mortgage and asset-backed securities
   Less than 12 months                      371,769       376,996         5,227
   Greater than 12 months                    30,697        34,099         3,402
Equity securities - unaffiliated
   Less than 12 months                       13,817        14,534           717
   Greater than 12 months                    15,350        16,267           917
Private equity investments
   Less than 12 months                       95,778       124,813        29,035
   Greater than 12 months                     6,905         9,271         2,366

     As of December 31, 2003, the Company had certain investments on loan with a reported fair market value lower than the cost of the investment.

                                                                    Unrealized
                                        Fair Value       Cost         Losses
                                       ------------  ------------  ------------
in thousands
------------
US government securities
   Less than 12 months                 $      3,093  $      3,140  $         47
   Greater than 12 months                        --            --            --
Corporate securities
   Less than 12 months                       24,081        24,307           226
   Greater than 12 months                        --            --            --
Mortgage and asset-backed securities
   Less than 12 months                      173,292       175,177         1,885
   Greater than 12 months                        --            --            --
Equity securities - unaffiliated
   Less than 12 months                        3,460         3,709           249
   Greater than 12 months                        --            --            --

     The Company analyzes all investments on a quarterly basis for other than temporary impairment recognition. The Company also considers its ability and intent to hold the investment and whether the investment's fair market value will increase in a reasonable period of time to recover its cost basis. Fixed maturity securities are reviewed on a security by security basis utilizing, but are not limited to, market prices, intent to hold, underlying collateral characteristics, and ability to receive contractual cash flows or remaining book values. The majority of the unrealized losses are interest-related rather than credit-related. All equity securities, including both available-for-sale and private equity, which have been in an unrealized loss position of greater than 20% for longer than six months are analyzed on a security by security basis. Available-for-sale equity securities utilize, but are not limited to, outside independent stock outlooks and the intent to hold the security in the portfolio. Mutual funds are reviewed analyzing the characteristics of the underlying investments and the long-term outlook for the asset class along with the intent to hold the investment. Private equity investments are reviewed on a fund by fund basis and utilize, but are not limited to, the age of the fund, general partner commentary, and underlying investments within the fund, noting any problem industries or geographic locations.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     At December 31, 2003, one mortgage loan was considered impaired. A write-down of $400,000 was taken on the impaired mortgage loan. At
     December 31, 2002, no specific mortgage loans were considered impaired. As of December 31, 2003 and 2002, there was no general allowance for credit losses for potential impairments in the mortgage loan portfolio. There were no provisions for credit losses or charge-offs in 2003, 2002 or 2001.

     Below is a summary of interest income on impaired mortgage loans.

                                           2003          2002          2001
                                       ------------  ------------  ------------
in thousands
------------
Average impaired mortgage loans        $         --  $          1  $         --
Interest income on impaired mortgage
 loans - contractual                            442           166            --
Interest income on impaired mortgage
 loans - collected                               --            --            --

     At December 31, 2003 and 2002, fixed maturity securities and cash equivalents with a carrying value of $9,568,000 and $14,756,000, respectively, were on deposit with various regulatory authorities as required by law.

(4)  Notes Receivable

     The Company entered into a loan contingency agreement with the Housing and Redevelopment Authority of the City of St. Paul, Minnesota (HRA) in November 1997 in connection with the Company's construction of an additional home office facility in St. Paul, Minnesota. The note bears interest at a rate of 8.625%, with principal payments to the Company commencing February 2004 and a maturity date of August 2025. Interest payments to the Company are payable February and August of each year commencing February 2001. All principal and interest payments are due only to the extent of available tax increments. In 2002, the loan reached its maximum principal balance of $15,000,000. In 2003, the Company took a write-down on the loan of $5,200,000, consisting of $4,959,000 of accrued interest and $241,000 of principal. The loan continues to accrue interest on the new balance, with payments applied first to accrued interest and then to principal. As of December 31, 2003, the loan balance was $13,791,000. The accrued interest on this loan contingency was $496,000 and $5,469,000, as of December 31, 2003 and 2002, respectively. For the years ended December 31, 2003 and 2002, the Company received principal payments of $968,000 and $0, respectively, and interest payments of $755,000 and $1,694,000, respectively. The loan balance is included in other invested assets, accrued interest is included in accrued investment income, and investment income is included in net investment income.

(5)  Net Finance Receivables

     Finance receivables as of December 31 were as follows:

                                                         2003          2002
                                                     ------------  ------------
in thousands
------------
Direct installment loans                             $    154,155  $    144,627
Retail installment notes                                   17,286        15,945
Retail revolving credit                                       108           132
Accrued interest                                            2,632         2,551
                                                     ------------  ------------
   Gross receivables                                      174,181       163,255
Unearned finance charges                                  (39,233)      (35,322)
Allowance for uncollectible amounts                        (7,232)       (6,627)
                                                     ------------  ------------
      Finance receivables, net                       $    127,716  $    121,306
                                                     ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The direct installment loans, at December 31, 2003 and 2002, consisted of $103,349,000 and $95,368,000, respectively, of discount basis loans, net of unearned finance charges, and $14,552,000 and $16,679,000, respectively, of interest-bearing loans and generally have a maximum term of 84 months; the retail installment notes are principally discount basis, arise from borrowers purchasing household appliances, furniture, and sundry services, and generally have a maximum term of 48 months. Contractual maturities of the finance receivables by year, as required by the industry audit guide for finance companies, were not readily available at December 31, 2003 and 2002, but experience has shown that such information is not significant in that a substantial portion of receivables will be renewed, converted, or paid in full prior to maturity.

     During the years ended December 31, 2003 and 2002, principal cash collections of direct installment loans were $52,705,000 and $53,469,000, respectively, and the percentages of these cash collections to average net balances were 48% and 49%, respectively. Retail installment notes' principal cash collections were $21,597,000 and $22,344,000, respectively and the percentages of these cash collections to average net balances were 164% for both 2003 and 2002.

     The ratio for the allowance for losses to net outstanding receivables balances at December 31, 2003 and 2002 was 5.4% and 5.2%, respectively.

     Changes in the allowance for losses for the periods ended December 31 were as follows:

                                           2003          2002          2001
                                       ------------  ------------  ------------
in thousands
------------
Balance at beginning of year           $      6,627  $      5,846  $      6,336
Provision for credit losses                   8,014         8,029         6,924
Allowance applicable to bulk purchase            --             4            19
Charge-offs                                 (10,262)      (10,292)      (10,302)
Recoveries                                    2,853         3,040         2,869
                                       ------------  ------------  ------------
Balance at end of year                 $      7,232  $      6,627  $      5,846
                                       ============  ============  ============

     At December 31, 2003, the recorded investment in certain direct installment loans and direct revolving credit loans were considered to be impaired. The balances of such loans at December 31, 2003 and the related allowance for credit losses were as follows:

                                       Installment    Revolving
                                          Loans         Credit        Total
                                       ------------  ------------  ------------
in thousands
------------
Balances at December 31, 2003          $        374            54  $        428
Related allowance for credit losses    $        122            54  $        176

     All loans deemed to be impaired are placed on a non-accrual status. No accrued or unpaid interest was recognized on impaired loans during 2003. The average quarterly balance of impaired loans during the years ended December 31, 2003 and 2002, was $515,000 and $1,038,000 for installment basis loans and $54,000 and $59,000 for revolving credit loans, respectively.

     There were no material commitments to lend additional funds to customers whose loans were classified as impaired at December 31, 2003.

     The net investment in loans on which the accrual of finance charges and interest was suspended at December 31, 2003 and 2002 was $14,625,000 and $15,401,000, respectively.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(6)  Income Taxes

     Income tax expense (benefit) varies from the amount computed by applying the federal income tax rate of 35% to income (loss) from operations before taxes. The significant components of this difference were as follows:

                                           2003          2002          2001
                                       ------------  ------------  ------------
in thousands
------------
Computed tax expense (benefit)         $     20,754  $     (5,852) $     31,253
Difference between computed and
 actual tax expense:
   Dividends received deduction              (5,032)       (8,539)       (7,606)
   Foundation gain                               --            --          (580)
   Tax credits                               (1,200)       (1,300)       (1,300)
   Expense adjustments and other                331        (4,785)       (2,902)
                                       ------------  ------------  ------------
      Total tax expense (benefit)      $     14,853  $    (20,476) $     18,865
                                       ============  ============  ============

     The tax effects of temporary differences that give rise to the Company's net deferred federal tax liability were as follows:

                                                         2003          2002
                                                     ------------  ------------
in thousands
------------
Deferred tax assets:
   Policyholder liabilities                          $     18,565  $     21,290
   Pension and post retirement benefits                    35,330        31,270
   Tax deferred policy acquisition costs                  103,556        98,261
   Deferred gain on individual disability
    coinsurance                                            17,874        19,300
   Net realized capital losses                             56,592        45,365
   Ceding commissions                                       8,611         3,247
   Other                                                   11,232        11,303
                                                     ------------  ------------
      Gross deferred tax assets                           251,760       230,036
                                                     ------------  ------------
Deferred tax liabilities:
   Deferred policy acquisition costs                      173,739       154,122
   Premiums                                                19,246        15,790
   Real estate and property and equipment
    depreciation                                            9,056         7,688
   Basis difference on investments                         21,734        22,017
   Net unrealized capital gains                           154,633        89,504
   Other                                                   12,316         9,021
                                                     ------------  ------------
      Gross deferred tax liabilities                      390,724       298,142
                                                     ------------  ------------
         Net deferred tax liability                  $    138,964  $     68,106
                                                     ============  ============

     A valuation allowance for deferred tax assets was not considered necessary as of December 31, 2003 and 2002 because the Company believes that it is more likely than not that the deferred tax assets will be realized through future reversals of existing taxable temporary differences and future taxable income.

     Income taxes paid for the years ended December 31, 2003, 2002, and 2001, were $3,588,000, $20,066,000 and $34,493,000, respectively.

     The Company's tax returns for 2001 and 2002 will be under examination by the Internal Revenue Service (IRS) beginning 2004. The Company believes that any additional taxes refunded or assessed as a result of this examination will not have a material effect on its financial position.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(7) Liability for Unpaid Accident and Health Claims, Reserve for Losses, and Claim and Loss Adjustment Expenses

     Activity in the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is summarized as follows:

                                        2003           2002           2001
                                    ------------   ------------   ------------
in thousands
------------
Balance at January 1                $    536,604   $    518,209   $    480,650
   Less: reinsurance recoverable         449,212        433,323        404,357
                                    ------------   ------------   ------------
Net balance at January 1                  87,392         84,886         76,293
                                    ------------   ------------   ------------
Incurred related to:
   Current year                           60,927         65,692         65,370
   Prior years                              (526)         4,839         (2,577)
                                    ------------   ------------   ------------
Total incurred                            60,401         70,531         62,793
                                    ------------   ------------   ------------
Paid related to:
   Current year                           24,849         27,436         25,925
   Prior years                            40,209         40,589         28,275
                                    ------------   ------------   ------------
Total paid                                65,058         68,025         54,200
                                    ------------   ------------   ------------
Net balance at December 31                82,735         87,392         84,886
   Plus: reinsurance recoverable         471,425        449,212        433,323
                                    ------------   ------------   ------------
Balance at December 31              $    554,160   $    536,604   $    518,209
                                    ============   ============   ============

     The liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses is included in future policy and contract benefits and pending policy and contract claims on the consolidated balance sheets.

     As a result of changes in estimates of claims incurred in prior years, the accident and health claims, reserve for losses and claim and loss adjustment expenses incurred decreased by $526,000 in 2003, increased by $4,839,000 in 2002, and decreased by $2,577,000 in 2001, which includes the amortization of discount on individual accident and health claim reserves of $153,000, $331,000, and $430,000 in 2003, 2002, and 2001, respectively.
     The remaining changes in amounts are the result of normal reserve development inherent in the uncertainty of establishing the liability for unpaid accident and health claims, reserve for losses and claim and loss adjustment expenses.

(8)  Employee Benefit Plans

     Pension Plans and Post Retirement Plans Other than Pensions
     -----------------------------------------------------------

     The Company has noncontributory defined benefit retirement plans covering substantially all employees and certain agents. Benefits are based upon years of participation and the employee's average monthly compensation or the agent's adjusted annual compensation. Plan assets are comprised of mostly equity securities and fixed maturity securities, which are held in the general and separate accounts of the Company and administered under group annuity contracts issued by the Company. The Company's funding policy is to contribute annually the minimum amount required by applicable regulations.

     The Company also has an unfunded noncontributory defined benefit retirement plan, which provides certain employees with benefits in excess of limits for qualified retirement plans.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)
     -----------------------------------------------------------------------

     The Company also has unfunded postretirement plans that provide certain health care and life insurance benefits to substantially all retired employees and agents. Eligibility is determined by age at retirement and years of service after age 30. Health care premiums are shared with retirees, and other cost-sharing features include deductibles and co-payments.

     The change in the benefit obligation and plan assets for the Company's plans as of December 31 was calculated as follows:

                                                          Pension Benefits             Other Benefits
                                                     --------------------------  --------------------------
                                                         2003          2002          2003          2002
                                                     ------------  ------------  ------------  ------------
in thousands
------------
Change in benefit obligation:
Benefit obligation at beginning of year              $    275,112  $    242,192  $     52,719  $     36,744
Liability transfer to parent                                   --            --            --          (886)
Service cost                                               12,871        11,937         2,589         1,871
Interest cost                                              18,718        17,690         3,516         2,780
Actuarial (gain) loss                                      30,707         9,239          (994)       13,391
Benefits paid                                              (6,532)       (5,946)       (1,076)       (1,181)
                                                     ------------  ------------  ------------  ------------
Benefit obligation at end of year                    $    330,876  $    275,112  $     56,754  $     52,719
                                                     ============  ============  ============  ============
Change in plan assets:
Fair value of plan assets at beginning of year       $    160,852  $    158,096  $         --  $         --
Actual return on plan assets                               24,046       (11,399)           --            --
Employer contribution                                      14,467        20,101         1,076         1,181
Benefits paid                                              (6,532)       (5,946)       (1,076)       (1,181)
                                                     ------------  ------------  ------------  ------------
Fair value of plan assets at end of year             $    192,833  $    160,852  $         --  $         --
                                                     ============  ============  ============  ============
Funded status                                        $   (138,043) $   (114,260) $    (56,755) $    (52,719)
Unrecognized net actuarial loss                           101,461        82,353         5,943         7,037
Unrecognized prior service cost (benefit)                   4,908         5,862          (526)       (1,051)
                                                     ------------  ------------  ------------  ------------
Net amount recognized                                $    (31,674) $    (26,045) $    (51,338) $    (46,733)
                                                     ============  ============  ============  ============
Amounts recognized in the consolidated balance
 sheets consist of:
Accrued benefit cost                                 $    (35,586) $    (31,319) $    (51,338) $    (46,733)
Intangible asset                                            3,892         5,274            --            --
Accumulated other comprehensive income                         20            --            --            --
                                                     ------------  ------------  ------------  ------------
Net amount recognized                                $    (31,674) $    (26,045) $    (51,338) $    (46,733)
                                                     ============  ============  ============  ============
Weighted average assumptions as of December 31
Discount rate                                                6.25%         7.00%         6.25%         7.00%
Expected return on plan assets                               7.79%         8.16%           --            --
Rate of compensation increase                                5.97%         5.97%           --            --

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Pension Plans and Post Retirement Plans Other than Pensions (Continued)
     -----------------------------------------------------------------------

     For measurement purposes, a 10.0% and 11.0% annual rate of increase in the per capita cost of covered health care benefits was assumed for 2003 and 2002, respectively. The rate was assumed to decrease gradually to 5.5% for 2012 and remain at that level thereafter.

Components of net periodic
 benefit cost                                   Pension Benefits                     Other Benefits
                                       ---------------------------------   ---------------------------------
                                         2003        2002        2001        2003        2002        2001
                                       ---------   ---------   ---------   ---------   ---------   ---------
in thousands
------------
Service cost                           $  12,871   $  11,937   $   9,031   $   2,589   $   1,871   $   1,342
Interest cost                             18,718      17,690      16,222       3,516       2,780       2,357
Expected return on plan assets           (14,730)    (15,883)    (14,256)         --          --          --
Amortization of prior service
 cost (benefit)                              954         954         954        (526)       (526)       (513)
Recognized net actuarial loss (gain)       2,283         656         321         101         (88)       (597)
                                       ---------   ---------   ---------   ---------   ---------   ---------
Net periodic benefit cost              $  20,096   $  15,354   $  12,272   $   5,680   $   4,037   $   2,589
                                       =========   =========   =========   =========   =========   =========

     The Company recorded an additional minimum liability of $3,912,000 and $5,274,000 as of December 31, 2003, and 2002, respectively. This liability represents the amount by which the accumulated benefit obligation exceeded the sum of the fair market value of plan assets and accrued amounts previously recorded. The additional liability may be offset by an intangible asset to the extent of previously unrecognized prior service cost. The intangible asset of $3,892,000 and $5,274,000 at December 31, 2003, and 2002, respectively, is included in other assets in the consolidated balance sheets.

     The projected benefit obligation, accumulated benefit obligation, and fair value of plan assets for the pension plan with accumulated benefit obligations in excess of plan assets were $321,240,000, $217,525,000, and $185,266,000, respectively, as of December 31, 2003, and $267,263,000,
     $179,734,000 and $154,031,000, respectively, as of December 31, 2002.

     The assumptions presented herein are based on pertinent information available to management as of December 31, 2003 and 2002. Actual results could differ from those estimates and assumptions. For example, increasing the assumed health care cost trend rates by one percentage point in each year would increase the postretirement benefit obligation as of December 31, 2003 by $21,199,000 and the estimated eligibility cost and interest cost components of net periodic benefit costs for 2003 by $2,540,000. Decreasing the assumed health care cost trend rates by one percentage point in each year would decrease the postretirement benefit obligation as of December 31, 2003 by $16,529,000 and the estimated eligibility cost and interest cost components of net periodic postretirement benefit costs for 2003 by $1,920,000.

     Profit Sharing Plans
     --------------------

     The Company also has profit sharing plans covering substantially all employees and agents. The Company's contribution rate to the employee plan is determined annually by the directors of the Company and is applied to each participant's prior year earnings. The Company's contribution to the agent plan is made as a certain percentage, based upon years of service, applied to each agent's total annual compensation. The Company recognized contributions to the plans during 2003, 2002, and 2001 of $6,924,000, $3,899,000 and $4,563,000, respectively. Participants may elect to receive a portion of their contributions in cash.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

(9)  Reinsurance

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligation under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed to be uncollectible.

     Reinsurance is accounted for over the lives of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

     The effect of reinsurance on premiums for the years ended December 31 was as follows:

                                         2003           2002           2001
                                     ------------   ------------   ------------
in thousands
------------
Direct premiums                      $    887,189   $    807,116   $    761,877
Reinsurance assumed                       225,288        181,473        140,303
Reinsurance ceded                        (107,200)       (88,515)      (108,823)
                                     ------------   ------------   ------------
   Net premiums                      $  1,005,277   $    900,074   $    793,357
                                     ============   ============   ============

     Reinsurance recoveries on ceded reinsurance contracts were $103,839,000, $103,979,000 and $95,136,000 during 2003, 2002, and 2001, respectively.

     During September 2003, the Company entered into a written agreement with Pan-American Life Insurance Company whereby 401(k) accounts representing 865 contracts with associated fixed and variable assets of approximately $488,174,000 were transferred to separate accounts and approximately $85,366,000 were transferred to the general account, effective November 17, 2003. The amounts pertaining to reinsurance assumed and coinsurance agreements are $55,236,000 and $518,305,000, respectively.

     On January 12, 2001, the Company entered into a written agreement with First Allmerica Financial Life Insurance Company whereby 401(k) accounts representing approximately 370 contracts with associated fixed and variable assets of approximately $364,600,000 were transferred to separate accounts and approximately $31,600,000 were transferred to the general account, effective July 2, 2001.

(10) Fair Value of Financial Instruments

     The estimated fair value of the Company's financial instruments has been determined using available market information as of December 31, 2003 and 2002. Although management is not aware of any factors that would significantly affect the estimated fair value, such amounts have not been comprehensively revalued since those dates. Therefore, estimates of fair value subsequent to the valuation dates may differ significantly from the amounts presented herein. Considerable judgement is required to interpret market data to develop the estimates of fair value. The use of different market assumptions and/or estimation methodologies may have a material effect on the estimated fair value amounts.

     Please refer to note 2 for additional fair value disclosures concerning fixed maturity securities, equity securities, mortgages, private equity investments and derivatives. The carrying amounts for policy loans, cash, cash equivalents, and finance receivables approximate the assets' fair values.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The interest rates on the finance receivables outstanding as of December 31, 2003 and 2002, are consistent with the rates at which loans would currently be made to borrowers of similar credit quality and for the same maturity; as such, the carrying value of the finance receivables outstanding as of December 31, 2003 and 2002, approximate the fair value for those respective dates.

     The fair values of deferred annuities, annuity certain contracts and other fund deposits, which have guaranteed interest rates and surrender charges are estimated to be the amount payable on demand as of December 31, 2003 and 2002 as those investment contracts have no defined maturity and are similar to a deposit liability. The amount payable on demand equates to the account balance less applicable surrender charges. Contracts without guaranteed interest rates and surrender charges have fair values equal to their accumulation values plus applicable market value adjustments.

     The fair values of guaranteed investment contracts and supplementary contracts without life contingencies are calculated using discounted cash flows, based on interest rates currently offered for similar products with maturities consistent with those remaining for the contracts being valued. Rates currently available to the Company for debt with similar terms and remaining maturities are used to estimate the fair value of notes payable.

     The carrying amounts and fair values of the Company's financial instruments, which were classified as assets as of December 31, were as follows:


                                                2003                           2002
                                    ----------------------------   ----------------------------
                                       Carrying        Fair           Carrying        Fair
                                        Amount         Value           Amount         Value
                                    -------------  -------------   -------------  -------------
in thousands
------------
Fixed maturity securities
 Available-for-sale                 $   4,941,278  $   4,941,278   $   4,784,210  $   4,784,210
Equity securities                         676,398        676,398         461,426        461,426
Fixed maturity securities on loan       1,361,128      1,361,128       1,208,935      1,208,935
Equity securities on loan                  68,771         68,771          71,338         71,338
Commercial mortgage loans                 773,479        868,556         767,944        852,251
Policy loans                              263,508        263,508         259,531        259,531
Cash and cash equivalents               1,688,883      1,688,883       1,485,148      1,485,148
Finance receivables, net                  127,716        127,716         121,306        121,306
Private equity investments                222,200        222,200         226,098        226,098
Separate account assets                 8,854,022      8,854,022       6,684,280      6,684,280
Other assets                              114,809        114,809          14,093         14,093
                                    -------------  -------------   -------------  -------------
   Total financial assets           $  19,092,192  $  19,187,269   $  16,084,309  $  16,168,616
                                    =============  =============   =============  =============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The carrying amounts and fair values of the Company's financial instruments, which were classified as liabilities as of December 31, were as follows:

                                                2003                           2002
                                    ----------------------------   ----------------------------
                                       Carrying        Fair           Carrying        Fair
                                        Amount         Value           Amount         Value
                                    -------------  -------------   -------------  -------------
in thousands
------------
Deferred annuities                  $   1,831,790  $   1,835,924   $   1,712,482  $   1,711,913
Annuity certain contracts                  62,144         65,858          62,231         64,146
Other fund deposits                     1,121,288      1,130,236       1,006,327      1,011,822
Supplementary contracts without
 life contingencies                        42,068         42,068          50,955         51,137
Notes payable                             125,000        126,935         137,000        139,476
Separate account liabilities            8,809,077      8,809,077       6,646,646      6,646,646
Securities lending collateral           1,466,354      1,466,354       1,307,146      1,307,146
                                    -------------  -------------   -------------  -------------
   Total financial liabilities      $  13,457,721  $  13,476,452   $  10,922,787  $  10,932,286
                                    =============  =============   =============  =============

(11) Related Party Transactions

     The Company has investment advisory agreements with an affiliate, Advantus Capital Management, Inc. (Advantus). Under these agreements, the Company pays quarterly investment management fees based on total assets managed. Investment management fees paid by the Company were $11,379,000 and $10,866,000 during 2003 and 2002, respectively. As of December 31, 2003 and 2002, the amount due to Advantus under these agreements was $3,527,000 and $3,238,000, respectively.

     The Company also has an agreement with Securian Financial Services, Inc.
     (SFS). Under this agreement, SFS is the distributor of the Company's variable annuity and variable life products. Fees paid for performing compliance functions for these variable products by the Company totaled $3,448,000 and $3,539,000 for the years ended December 31, 2003 and 2002, respectively.

     The Company has agreements with its affiliates for expenses including allocations for occupancy costs, data processing, compensation, advertising and promotion, and other administrative expenses, in which the Company incurs on behalf of its affiliates. At December 31, 2003 and 2002, the amount payable to the Company was $9,219,000 and $12,363,000, respectively. The amount of expenses incurred as of December 31, 2003, 2002, and 2001 were $45,448,000, $49,205,000 and $14,529,000 respectively.

     During 2002, the Company sold a group variable universal life policy to Securian Financial Group, Inc. The Company received premiums of $2,000,000 in 2003 and 2002. No claims were paid during 2003 and 2002. As of December 31, 2003 and 2002, reserves held under this policy were $6,841,000 and $3,734,000, respectively.

(12) Notes Payable

     In September 1995, the Company issued surplus notes with a face value of $125,000,000, at 8.25%, due in 2025. The surplus notes are subordinate to all current and future policyholders interests, including claims, and indebtedness of the Company. All payments of interest and principal on the notes are subject to the approval of the Minnesota Department of Commerce (Department of Commerce). The approved accrued interest was $3,008,000 as of December 31, 2003 and 2002. The issuance costs of $1,421,000 are deferred and amortized over 30 years on straight-line basis.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     Notes payable as of December 31 were as follows:

                                                        2003           2002
                                                    ------------   ------------
in thousands
------------
Corporate-surplus notes, 8.25%, 2025                $    125,000   $    125,000
Consumer finance subsidiary-senior, 6.90%-7.06%,
 through 2003                                                 --         12,000
                                                    ------------   ------------
   Total notes payable                              $    125,000   $    137,000
                                                    ============   ============

     At December 31, 2003, the aggregate minimum annual notes payable maturities for the next five years are as follows: 2004, $0; 2005, $0; 2006, $0; 2007, $0; 2008, $0; thereafter $125,000,000.

     The Company maintains a line of credit, which is drawn down periodically throughout the year. As of December 31, 2003 and 2002, the outstanding balance of this line of credit was zero.

     Interest paid on debt for the years ended December 31, 2003, 2002 and 2001, was $11,180,000, $12,579,000 and $15,252,000, respectively.

(13) Other Comprehensive Income

     Comprehensive income is defined as any change in stockholder's equity originating from non-owner transactions. The Company has identified those changes as being comprised of net income, unrealized appreciation (depreciation) on securities and deferred policy acquisition cost adjustments.

     The components of comprehensive income (loss), other than net income are illustrated below:

                                                         2003          2002          2001
                                                     ------------  ------------  ------------
in thousands
------------
Other comprehensive income (loss), before tax:
   Unrealized gains (loss)  on securities            $    154,508  $    (74,150) $   (202,783)
      Reclassification adjustment for losses
       included in net income                              48,151       138,595        18,821
   Adjustment to unearned policy and contract fees         (2,142)       13,074         6,433
   Adjustment to reserves                                   7,069       (54,290)           --
   Adjustment to deferred policy acquisition costs         23,362       (93,375)      (41,993)
                                                     ------------  ------------  ------------
                                                          230,948       (70,146)     (219,522)
   Income tax expense related to items of other
    comprehensive income                                  (75,672)       25,248        75,386
                                                     ------------  ------------  ------------
   Other comprehensive income (loss), net of tax     $    155,276  $    (44,898) $   (144,136)
                                                     ============  ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

(14) Stock Dividends

     During 2003, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $22,000,000. These dividends were in the form of cash. Additionally, the Company declared and paid a dividend representing the affiliated stock of Securian Life Insurance Company in the amount of $14,033,000. During 2002, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $29,500,000. These dividends were in the form of cash. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Securian Casualty Company. The amount of the transfer, on January 2, 2003, of Securian Casualty Company was $8,398,000. During 2001, the Company declared and paid dividends to Securian Financial Group, Inc. totaling $12,372,000. These dividends were in the form of securities and the transfer of ownership of a corporate-owned life insurance policy. Additionally, the Company declared and accrued a dividend representing the affiliated stock of Advantus Capital Management, Inc. The amount of the transfer, on January 2, 2002, of Advantus Capital Management, Inc. was $48,748,000.

     Dividend payments by Minnesota Life Insurance Company to its parent cannot exceed the greater of 10% of statutory capital and surplus or the statutory net gain from operations as of the preceding year-end, as well as the timing and amount of dividends paid in the preceding 12 months, without prior approval from the Department of Commerce. Based on these limitations and 2003 statutory results, the maximum amount available for the payment of dividends during 2004 by Minnesota Life Insurance Company without prior regulatory approval is $116,875,000 after January 1, 2004.

(15) Legal Proceedings

     The Company is involved in various pending or threatened legal proceedings arising out of the normal course of business. In the opinion of management, the ultimate resolution of such litigation will not have a material adverse effect on operations or the financial position of the Company. Total expenses related to litigation or legal proceedings were $1,361,000, $1,249,000 and $39,654,000 in 2003, 2002 and 2001, respectively.

(16) Commitments and Contingencies

     In the normal course of business, the Company seeks to limit its exposure to loss on any single insured and to recover a portion of benefits paid by ceding reinsurance to other insurance companies. To the extent that a reinsurer is unable to meet its obligations under the reinsurance agreement, the Company remains liable. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk to minimize its exposure to significant losses from reinsurer insolvencies. Allowances are established for amounts deemed uncollectible.

     The Company holds "To-Be-Announced" (TBA) Government National Mortgage Association forward contracts that require the Company to take delivery of a mortgage-backed security at a settlement date in the future. Most of these TBAs are settled at the first available period allowed under the contract. However, the deliveries of some of the Company's TBA securities happen at a later date, thus extending the forward contract date. These securities are reported at fair value as other invested assets. As of December 31, 2003 and 2002, these securities were reported at $110,894,000 and $6,523,000, respectively.

     The Company has issued certain participating group annuity and group life insurance contracts jointly with another life insurance company. The joint contract issuer has liabilities related to these contracts of $29,165,000 and $50,325,000 as of December 31, 2003 and 2002, respectively. To the extent the joint contract issuer is unable to meet its obligation under the agreement, the Company remains liable.

     The Company has long-term commitments to fund private equity investments and real estate investments totaling $151,117,000 as of December 31, 2003. The Company estimates that $50,000,000 of these commitments will be invested in 2004, with the remaining $101,117,000 invested over the next four years.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

(16) Commitments and Contingencies (Continued)

     As of December 31, 2003, the Company had committed to purchase mortgage loans totaling $20,600,000 but had not completed the purchase transactions.

     The Company has a long-term lease agreement with an affiliated company, Capitol City Property Management, Inc, for rental space in downtown St. Paul. Minimum gross rental commitments under the lease are as follows:
     2004, $11,267,000; 2005, $11,267,000; 2006, $11,267,000; 2007, $11,267,000;
     2008, $11,267,000. The Company sub-leases space in downtown St. Paul. Commitments to the Company from these agreements are as follows: 2004, $757,000; 2005, $770,000; 2006, $643,000; 2007, $666,000; 2008, $636,000.
     Lease expense net of sub-lease income for the years ended December 31, 2003, 2002 and 2001 was $8,705,000, $8,740,000 and $9,662,000,
     respectively.

     At December 31, 2003, the Company had guaranteed the payment of $79,600,000 in policyholder dividends and discretionary amounts payable in 2004. The Company has pledged fixed equity securities, valued at $82,886,000 to secure this guarantee.

     The Company in conjunction with Securian Holding Company, the parent company of Securian Financial Group, has guaranteed the payment of benefits under certain of its affiliates' non-qualified pension plans in the event that the affiliate is unable to make such payment. This guarantee is unfunded, unsecured and revocable by the parties to the agreement and under certain other conditions. The Company has recorded no impact to the financial condition of the Company relating to these guarantees.

     The Company is contingently liable under state regulatory requirements for possible assessments pertaining to future insolvencies and impairments of unaffiliated insurance companies. The Company records a liability for future guaranty fund assessments based upon known insolvencies, according to data received from the National Organization of Life and Health Insurance Guaranty Association. At December 31, 2003 and 2002 the amount was immaterial to the financial statements. An asset is recorded for the amount of guaranty fund assessments paid, which can be recovered through future premium tax credits. This asset was $1,913,000 and $2,377,000 for the periods ending December 31, 2003 and 2002, respectively. These assets are being amortized over a five-year period.

     The Company has provided guarantees to certain states to provide additional capital contributions to affiliated insurance companies to maintain capital and surplus amounts at the greater of financial admission requirements and risk-based capital requirements.

(17) Statutory Financial Data

     The Company also prepares financial statements according to statutory accounting practices prescribed or permitted by the Department of Commerce for purposes of filing with the Department of Commerce, the National Association of Insurance Commissioners (NAIC) and states in which the Company is licensed to do business. Statutory accounting practices focus primarily on solvency and surplus adequacy.

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                         Year ended December
                                                     --------------------------
                                                         2003          2002
                                                     ------------  ------------
in thousands
------------
Statutory capital and surplus                        $  1,168,753  $    961,239
Adjustments:
   Deferred policy acquisition costs                      636,179       570,264
   Net unrealized investment gains                        351,806       368,495
   Adjustment to reserves                                 (47,221)      (54,290)
   Statutory asset valuation reserve                      205,298       251,505
   Statutory interest maintenance reserve                  14,181        12,731
   Premiums and fees deferred or receivable               (35,687)      (48,756)
   Change in reserve basis                                124,117       121,770
   Deferred reinsurance gain                              (51,070)      (55,143)
   Separate accounts                                      (30,847)      (28,214)
   Unearned policy and contract fees                     (138,449)     (128,690)
   Surplus notes                                         (125,000)     (125,000)
   Net deferred income taxes                             (338,228)     (324,356)
   Pension benefit liabilities                            (30,907)      (18,533)
   Non-admitted assets                                    250,105       280,851
   Policyholder dividends                                  62,497        64,659
   Other                                                    1,425         4,732
                                                     ------------  ------------
Stockholder's equity as reported in the
 accompanying consolidated financial statements      $  2,016,952  $  1,853,264
                                                     ============  ============

     The significant differences that exist between statutory and GAAP accounting, and their effects are illustrated below:

                                                   As of December 31
                                       ----------------------------------------
                                           2003          2002          2001
                                       ------------  ------------  ------------
in thousands
------------
Statutory net income (loss)            $     11,638  $     (9,814) $     47,505
Adjustments:
   Deferred policy acquisition costs         42,482       (19,156)       13,716
   Statutory interest maintenance
    reserve                                   1,450         5,470        (1,138)
   Premiums and fees deferred or
    receivable                               13,817         1,611       (10,213)
   Change in reserve basis                     (746)       (2,797)       (2,180)
   Separate accounts                         (2,162)       10,913         9,971
   Deferred reinsurance gain                 (3,409)      (12,847)       (2,394)
   Unearned policy and contract fees         (7,617)        1,600        (1,845)
   Realized gains (losses)                   (5,642)      (10,012)        1,586
   Net deferred income taxes                  4,268        23,524         3,928
   Policyholder dividends                    (2,162)       (1,168)         (714)
   Pension benefits                            (682)        7,472        16,605
   Other                                     (6,790)        8,960        (4,399)
                                       ------------  ------------  ------------
Net income as reported in the
 accompanying consolidated financial
 statements                            $     44,445  $      3,756  $     70,428
                                       ============  ============  ============

                                                                     (Continued)

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
 Schedule I - Summary of Investments - Other than Investments in Related Parties
                                December 31, 2003
                                 (In thousands)

                                                                                   As shown
                                                                                    on the
                                                                                 consolidated
                                                                      Market        balance
Type of investment                                     Cost (3)       Value        sheet (1)
                                                     ------------  ------------  ------------
Fixed maturity securities
   United States government and government
    agencies and authorities                         $     59,674  $     59,620  $     59,620
   Foreign governments                                      1,467         1,594         1,594
   Public utilities                                       322,562       349,134       349,134
   Asset-backed securities                                661,465       672,763       672,763
   Mortgage-backed securities                           1,287,137     1,352,728     1,352,728
   All other corporate fixed maturity securities        2,315,127     2,505,439     2,505,439
                                                     ------------  ------------  ------------
      Total fixed maturity securities                   4,647,432     4,941,278     4,941,278
                                                     ------------  ------------  ------------
Equity securities:
   Common stocks:
      Public utilities                                      3,059         3,398         3,398
      Banks, trusts and insurance companies               114,265       135,660       135,660
      Industrial, miscellaneous and all other             454,543       528,674       528,674
   Nonredeemable preferred stocks                           8,628         8,666         8,666
                                                     ------------  ------------  ------------
      Total equity securities                             580,495       676,398       676,398
                                                     ------------  ------------  ------------
Mortgage loans on real estate                             773,479        xxxxxx       773,479
Real estate (2)                                             1,830        xxxxxx         1,830
Policy loans                                              263,508        xxxxxx       263,508
Other investments                                         297,436        xxxxxx       297,436
Private equity investments                                236,197        xxxxxx       222,200
Fixed maturity securities on loan                       1,304,233        xxxxxx     1,361,128
Equity securities on loan                                  52,100        xxxxxx        68,771
                                                     ------------  ------------  ------------
      Total                                             2,928,783            --     2,988,352
                                                     ------------  ------------  ------------
Total investments                                    $  8,156,710  $  5,617,676  $  8,606,028
                                                     ============  ============  ============

(1) Fair value for common stocks and fixed maturity securities classified as available-for-sale.
(2) The carrying value of real estate acquired in satisfaction of indebtedness is $ -0-.
(3) Original cost for equity securities and original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts for fixed maturity securities and other investments

See independent auditors' report.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
               Schedule III - Supplementary Insurance Information
                                 (In thousands)

                                                          As of December 31,
                                      ----------------------------------------------------------
                                                    Future policy
                                        Deferred       benefits                     Other policy
                                         policy     losses, claims                   claims and
                                      acquisition   and settlement     Unearned       benefits
              Segment                    costs       expenses (1)    premiums (2)      payable
-----------------------------------   -----------   --------------   ------------   ------------
2003:
   Life insurance                     $   464,087   $    2,690,654   $    168,868   $    140,799
   Accident and health insurance           70,299          663,495         30,871         19,775
   Annuity                                102,089        3,386,782             28            113
                                      -----------   --------------   ------------   ------------
                                      $   636,475   $    6,740,931   $    199,767   $    160,687
                                      ===========   ==============   ============   ============
2002:
   Life insurance                     $   421,265   $    2,605,553   $    156,832   $    111,576
   Accident and health insurance           78,588          638,288         34,418         19,349
   Annuity                                 70,885        3,155,822             27            196
   Property and liability insurance            --               25             --             --
                                      -----------   --------------   ------------   ------------
                                      $   570,738   $    6,399,688   $    191,277   $    131,121
                                      ===========   ==============   ============   ============
2001:
   Life insurance                     $   498,233   $    2,563,749   $    171,174   $    113,351
   Accident and health insurance           87,059          615,020         38,052         19,103
   Annuity                                 98,047        2,942,241             29          1,466
   Property and liability insurance            --               38             --             --
                                      -----------   --------------   ------------   ------------
                                      $   683,339   $    6,121,048   $    209,255   $    133,920
                                      ===========   ==============   ============   ============


                                                                For the years ended December 31,
                                      -------------------------------------------------------------------------------------
                                                                                   Amortization
                                                                     Benefits,     of deferred
                                                        Net       claims, losses      policy         Other
                                        Premium      investment   and settlement    acquisition    operating     Premiums
              Segment                 revenue (3)     income       expenses (5)        costs        expenses    written (4)
-----------------------------------   -----------   -----------   --------------   ------------   -----------   -----------
2003:
   Life insurance                     $ 1,122,503   $   240,777   $    1,024,443   $    127,528   $   358,477   $        --
   Accident and health insurance          131,057        10,711           57,919         19,214        81,840            --
   Annuity                                103,386       214,370          198,077         19,396       108,962            --
                                      -----------   -----------   --------------   ------------   -----------   -----------
                                      $ 1,356,946   $   465,858   $    1,280,439   $    166,138   $   549,279   $        --
                                      ===========   ===========   ==============   ============   ===========   ===========
2002:
   Life insurance                     $ 1,009,836   $   260,686   $      883,852   $    147,235   $   347,838   $        --
   Accident and health insurance          131,835        12,494           60,459         20,511        98,679            --
   Annuity                                106,807       225,704          213,817         20,916        88,540            --
   Property and liability insurance            --           219              (18)            --            40            --
                                      -----------   -----------   --------------   ------------   -----------   -----------
                                      $ 1,248,478   $   499,103   $    1,158,110   $    188,662   $   535,097   $        --
                                      ===========   ===========   ==============   ============   ===========   ===========
2001:
   Life insurance                     $   918,901   $   288,841   $      817,054   $    136,512   $   463,715   $        --
   Accident and health insurance          136,637        12,823           53,611         13,170       106,770            --
   Annuity                                 92,192       225,200          193,772         21,898        90,793            --
   Property and liability insurance            --           471              (19)            --           204            --
                                      -----------   -----------   --------------   ------------   -----------   -----------
                                      $ 1,147,730   $   527,335   $    1,064,418   $    171,580   $   661,482   $        --
                                      ===========   ===========   ==============   ============   ===========   ===========

(1)  Includes policy and contract account balances
(2)  Includes unearned policy and contract fees
(3)  Includes policy and contract fees
(4)  Applies only to property and liability insurance
(5)  Includes policyholder dividends

See independent auditors' report.

                MINNESOTA LIFE INSURANCE COMPANY AND SUBSIDIARIES
                            Schedule IV - Reinsurance
                  Years ended December 31, 2003, 2002 and 2001
                                 (In thousands)

                                                                                                        Percentage
                                                           Ceded to     Assumed from                    of amount
                                                            other          other                         assumed
                                         Gross amount     companies      companies      Net amount        to net
                                         -------------   ------------   ------------   -------------   ------------
2003: Life insurance in force            $ 302,107,783   $ 38,521,130   $ 90,958,405   $ 354,545,058           25.7%
                                         =============   ============   ============   =============
   Premiums:
      Life insurance                     $     657,074   $     34,690   $    221,237   $     843,621           26.2%
      Accident and health insurance            199,512         69,164            705         131,053            0.5%
      Annuity                                   30,603             --             --          30,603             --
                                         -------------   ------------   ------------   -------------
         Total premiums                  $     887,189   $    103,854   $    221,942   $   1,005,277           22.1%
                                         =============   ============   ============   =============
2002: Life insurance in force            $ 266,335,791   $ 35,836,486   $ 76,101,905   $ 306,601,210           24.8%
                                         =============   ============   ============   =============
   Premiums:
      Life insurance                     $     566,342   $     25,262   $    180,539   $     721,619           25.0%
      Accident and health insurance            200,610         74,838            934         126,706            0.7%
      Annuity                                   40,164             --             --          40,164             --
                                         -------------   ------------   ------------   -------------
         Total premiums                  $     807,116   $    100,100   $    181,473   $     888,489           20.4%
                                         =============   ============   ============   =============
2001: Life insurance in force            $ 233,303,591   $ 28,244,100   $ 63,354,138   $ 268,413,629           23.6%
                                         =============   ============   ============   =============
   Premiums:
      Life insurance                     $     530,352   $     30,128   $    138,774   $     638,998           21.7%
      Accident and health insurance            208,520         78,212          1,047         131,355            0.8%
      Annuity                                   23,004             --             --          23,004             --
      Property and liability insurance               1            483            482              --             --
                                         -------------   ------------   ------------   -------------
         Total premiums                  $     761,877   $    108,823   $    140,303   $     793,357           17.7%
                                         =============   ============   ============   =============

See independent auditors' report.

                                     PART C

                             OTHER INFORMATION

                         Variable Annuity Account


                         Cross Reference Sheet to Other Information


      Form N-4

      Item Number        Caption in Other Information

          24.            Financial Statements and Exhibits

          25.            Directors and Officers of the Depositor

          26. Persons Controlled by or Under Common Control with the Depositor or Registrant

          27.            Number of Contract Owners

          28.            Indemnification

          29.            Principal Underwriters

          30.            Location of Accounts and Records

          31.            Management Services

          32.            Undertakings

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a) Audited Financial Statements of Variable Annuity Account for the fiscal year ended December 31, 2003, are included in Part B of this filing and consist of the following:

          1. Independent Auditors' Report.

          2. Statements of Assets and Liabilities, as of year ended December 31, 2003.


          3. Statements of Operations, year ended December 31, 2003.

          4. Statements of Changes in Net Assets, years ended December 31, 2003 and 2002.

          5. Notes to Financial Statements.

     (b) Audited Consolidated Financial Statements and Supplementary Schedules of the Depositor, Minnesota Life Insurance Company and subsidiaries, are included in Part B of this filing and consist of the following:

          1. Independent Auditors' Report - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2003, 2002 and 2001.

          2. Consolidated Balance Sheets - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2003 and 2002.

          3. Consolidated Statements of Operations and Comprehensive Income - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2003, 2002 and 2001.

          4. Consolidated Statements of Changes in Stockholder's Equity - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2003, 2002 and 2001.

          5. Consolidated Statements of Cash Flows - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2003, 2002 and 2001.

          6. Notes to Consolidated Financial Statements - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2003 and 2002.

          7. Schedule I - Summary of Investments-Other than Investments in Related Parties - Minnesota Life Insurance Company and subsidiaries, as of December 31, 2003.

          8. Schedule III - Supplementary Insurance Information - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2003 and 2002.


          9. Schedule IV - Reinsurance - Minnesota Life Insurance Company and subsidiaries, for the fiscal years ended December 31, 2003, 2002 and 2001.

     (c)  Exhibits

          1. The Resolution of The Minnesota Mutual Life Insurance Company's Executive Committee of its Board of Trustees establishing the Variable Annuity Account previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

          2.   Not applicable.

          3. (a) The Distribution Agreement between The Minnesota Mutual Life Insurance Company and Ascend Financial Services, Inc. previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Dealer Selling Agreement previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

          4. (a) The Flexible Payment Deferred Variable Annuity Contract, form 02-70067 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (b) The Premier Death Benefit Rider, form 02-70073 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (c) The 5% Death Benefit Increase Rider, form 02-70074 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (d) The Highest Anniversary Value Death Benefit Rider, form 02-70075 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.

               (e) The Endorsement, form MHC-82-9032 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, file Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (f) The Annuity Payment Endorsement, form MHC-83-9060 previously filed on May 21, 1999 as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (g) The Qualified Plan Agreement, form MHC-88-9176 Rev. 8-93 previously filed on May 21, 1999 as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (h) The Individual Retirement Annuity (IRA) Agreement, SEP, Traditional IRA and Roth-IRA, form MHC-97-9418 previously filed on May 21, 1999 as this exhibit to Registrant's Form N-4, File Number 333-79409, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (i) The Individual Retirement Annuity SIMPLE- (IRA) Agreement, form MHC-98-9431 previously filed on May 21, 1999 as this exhibit to Registrant's Form N-4, File Number 333-79049, Pre-Effective Amendment Number 1, is hereby incorporated by reference.

               (j) The Flexible Payment Deferred Variable Annuity Contract, B Class, form number 03-70090 previously filed on February 27, 2004 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (k) The Flexible Payment Deferred Variable Annuity Contract, C Class, form number 03-70083 previously filed on February 27, 2004 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.

               (l) The Flexible Payment Deferred Variable Annuity Contract, L Class, form number 03-70084 previously filed on February 27, 2004 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 4, is hereby incorporated by reference.


               (m) The Estate Enhancement Benefit Rider, form number 03-70085, previously filed on March 12, 2004 as exhibit 4(k) to Registrant's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.



               (n) The Guaranteed Income Provider Benefit Rider, form number 03-70086, previously filed on March 12, 2004 as exhibit 4(l) to Registrant's Form N-4, File Number 333-111067, Pre-Effective Amendment Number 2, is hereby incorporated by reference.



               (o) The Guaranteed Minimum Withdrawal Benefit Rider, form number 04-70131.



          5. (a) The Variable Annuity Application, form 02-70068 previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.


          6.   Certificate of Incorporation and Bylaws.

               (a) The Restated Certificate of Incorporation previously filed on July 2, 2002 as this exhibit to Registrant's Form N-4, File Number 333-91784, Initial Registration Statement, is hereby incorporated by reference.


               (b) The Bylaws of the Depositor previously filed as Exhibit 26(f)(2) to Minnesota Life Variable Life Account's Form
                    N-6, File Number 333-120704, Initial Registration Statement, on November 23, 2004, is hereby incorporated by reference.


          7.   Not applicable.


          8. (a) Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Company filed as exhibit 27(h)(1)(i) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.



               (b) Amendment Number One to the Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(1)(ii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.



               (c) Amendment Number Two to the Participation Agreement among Advantus Series Fund, Inc., Advantus Capital Management, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(1)(iii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.



               (d) Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(i) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.



               (e) Addendum Dated May 1, 2000 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(ii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.



               (f) Amendment to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(iii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.



               (g) Amendment Dated December 1, 2002 to Fund Participation Agreement between Janus Aspen Series, Janus Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(2)(iv) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.



               (h) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(3)(i) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.



               (i) Amendment One to the Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(3)(ii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.



               (j) Second Amendment to Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(3)(iii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.



               (k) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(4)(i) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.



               (l) Amendment One to the Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(4)(ii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.



               (m) Second Amendment to Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(4)(iii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.



               (n) Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(5)(i) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.



               (o) First Amendment to Participation Agreement among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Minnesota Life Insurance Company filed as exhibit 27(h)(5)(ii) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.



               (p) Fund Shareholder Services Agreement between Minnesota Life Insurance Company and Ascend Financial Services, Inc. filed as exhibit 27(h)(6) on February 27, 2003 to Minnesota Life Variable Universal Life Account's Form N-6, File Number 33-85496, Post-Effective Amendment Number 10, is hereby incorporated by reference.


               (q) Investment Accounting Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, filed on February 26, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (r) Administration Agreement between Securian Financial Group, Inc. and State Street Bank and Trust Company, filed on February 26, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 1, is hereby incorporated by reference.

               (s) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (t) Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Amendment No. 1 to Participation Agreement among Panorama Series Fund Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (ii) Amendment No. 2 to Participation Agreement among Panorama Series Fund, Inc., OppenheimerFunds, Inc. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (u) Participation Agreement among Putnam Variable Trust, Putnam Retail Management, L.P. and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

                    (i) Schedule A (as amended May 1, 2003 to Minnesota Life Insurance Company Participation Agreement previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (v) Participation Agreement among Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc., and Minnesota Life Insurance Company previously filed on April 29, 2003 as this exhibit to Registrant's Form N-4, File Number 333-91784, Post-Effective Amendment Number 2, is hereby incorporated by reference.

               (w) Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.



                    (i) Schedule A as amended May 1, 2003 to the Participation Agreement among AIM Variable Insurance Funds, AIM Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(10)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.



               (x) Shareholder Services Agreement among American Century Investment Services, Inc. and Minnesota Life Insurance Company filed as exhibit 27(h)(11) on April 30, 2003 to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.



               (y) Participation Agreement by and among Minnesota Life Insurance Company, Warburg, Pincus Trust, Credit Suisse Asset Management, LLC and Credit Suisse Asset Management Securities, Inc filed as exhibit 27(h)(12) on April 30, 2003 to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.



               (z) Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed as exhibit 27(h)(13)(i) on April 30, 2003 to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.



                    (i) Amendment No. 1 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed as exhibit 27(h)(13)(ii) on April 30, 2003 to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.



                    (ii) Amendment No. 2 to the Participation Agreement among MFS Variable Insurance Trust, Massachusetts Financial Services Company and Minnesota Life Insurance Company filed as exhibit 27(h)(13)(iii) on April 30, 2003 to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.



               (aa) Participation Agreement as of May 1, 2000 between Franklin
                    Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed as exhibit on April 30, 2003 27(h)(14)(i) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.



                    (i) Amendment to Participation Agreement as of May 1, 2000 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(ii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.



                    (ii) Amendment No. 2 to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Minnesota Life Insurance Company filed on April 30, 2003 as exhibit 27(h)(14)(iii) to Minnesota Life Variable Life Account's Form N-6, File Number 333-96383, Post-Effective Amendment Number 4, is hereby incorporated by reference.



               (bb) Waddell & Reed Target Funds, Inc. Participation Agreement,
                    previously filed on February 19, 2004 as exhibit 27(h)(15) to Minnesota Life Variable Life Account's Form N-6, File Number 333-109853, Pre-Effective Amendment Number 1, is hereby incorporated by reference.


          9.   Opinion and consent of Donald F. Gruber, Esq.

         10.   Consent of KPMG LLP.

         11.   Not applicable.

         12.   Not applicable.

         13. Minnesota Life Insurance Company Power of Attorney to Sign Registration Statements.


ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR



Name and Principal                          Positions and Offices                   Positions and Offices
Business Address                            with Insurance Company                  with Registrant
----------------                            ----------------------                  ---------------------
Mary K. Brainerd                            Director                                None
HealthPartners
8100 34th Avenue South
P.O. Box 1309
Bloomington, MN 55440-1309

John F. Bruder                              Senior Vice President                   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Thomas P. Burns                             Senior Vice President                   None
Minnesota Life Insurance
  Company
400 Robert Street North
St. Paul, MN  55101

Keith M. Campbell                           Senior Vice President                   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

John W. Castro                              Director                                None
Merrill Corporation
One Merrill Circle
St. Paul, MN  55108

John E. Gherty                              Director                                None
Land O'Lakes, Inc.
P.O. Box 64101
St. Paul, MN  55164

John F. Grundhofer                          Director                                None
U.S. Bancorp
800 Nicollet Mall
Suite 2300
Minneapolis, MN 55402

John H. Hooley                              Director                                None
SuperValu, Inc.
11840 Valley View Road
Eden Prairie, MN 55344-3691

Robert E. Hunstad                           Director and Executive                  None
Minnesota Life Insurance                    Vice President
 Company
400 Robert Street North
St. Paul, MN 55101

James E. Johnson                            Senior Vice President                   None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Reatha C. King Ph.D.                        Director                                None
General Mills Foundation
110 Bank Street SE
Unit 2403
Minneapolis, MN  55414

Dianne M. Orbison                           Senior Vice President                   None
Minnesota Life Insurance                    and Treasurer
 Company
400 Robert Street North
St. Paul, MN 55101

Dennis E. Prohofsky                         Director, Executive Vice                None
Minnesota Life Insurance                    President, General Counsel
 Company                                    and Secretary
400 Robert Street North
St. Paul, MN 55101

Robert L. Senkler                           Chairman, President and                 None
Minnesota Life Insurance                    Chief Executive Officer
 Company
400 Robert Street North
St. Paul, MN 55101

Bruce P. Shay                               Senior Vice President                  None
Minnesota Life Insurance
 Company
400 Robert Street North
St. Paul, MN 55101

Gregory S. Strong                           Senior Vice President                   None
Minnesota Life Insurance                    and Chief Financial
 Company                                    Officer
400 Robert Street North
St. Paul, MN 55101

Randy F. Wallake                            Director and                            None
Minnesota Life Insurance                    Executive Vice President
 Company
400 Robert Street North
St. Paul, MN 55101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT




Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

         Securian Holding Company (Delaware)

Wholly-owned subsidiaries of Securian Holding Company:

         Securian Financial Group, Inc. (Delaware)
         Capitol City Property Management, Inc.
         Robert Street Property Management, Inc.
Wholly-owned subsidiaries of Securian Financial Group, Inc.:

         I.A. Systems, Inc. (New York)
         Securian Ventures, Inc.
         Securian Financial Network, Inc.
         Minnesota Life Insurance Company
         Advantus Capital Management, Inc.
         Securian Financial Services, Inc.

         Securian Casualty Company

         Securian Life Insurance Company

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

         Northstar Life Insurance Company (New York)

         Personal Finance Company LLC (Delaware)

         Enterprise Holding Corporation

         Allied Solutions, L.L.C. (Indiana)
         MIMLIC Life Insurance Company (Arizona)


Wholly-owned subsidiaries of Securian Financial Services, Inc.:

         MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts)


         Ascend  Insurance Agency of Nevada, Inc. (Nevada)

         Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)




Wholly-owned subsidiaries of Enterprise Holding Corporation:

         Financial Ink Corporation
         Oakleaf Service Corporation
         Concepts in Marketing Research Corporation
         Lafayette Litho, Inc.


         MIMLIC Funding, Inc.
         MCM Funding 1997-1, Inc.
         MCM Funding 1998-1, Inc.

Wholly-owned subsidiaries of Securian Financial Network, Inc.:

         Securian Financial Network, Inc. (Alabama)
         Securian Financial Network, Inc. (Nevada)
         Securian Financial Network, Inc. (Oklahoma)
         Securian Financial Network Insurance Agency, Inc. (Massachusetts)





Majority-owned Subsidiary of Securian Financial Group, Inc.:


         Securian Trust Company, N.A.

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

         Advantus Series Fund, Inc.



Fifty percent-owned Subsidiary of Enterprise Holding Corporation:


         C.R.I. Securities, Inc.


Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 27.  NUMBER OF CONTRACT OWNERS


As of December 1, 2004, the number of holders of securities of this class were as follows:



                                        Number of Record
       Title of Class                       Holders
       --------------                   ----------------
Variable Annuity Contracts --                4,684
MultiOption Advisor


ITEM 28.  INDEMNIFICATION

The State of Minnesota has an indemnification statute (Minnesota Statutes 300.083), as amended, effective January 1, 1984, which requires indemnification of individuals only under the circumstances described by the statute. Expenses incurred in the defense of any action, including attorneys' fees, may be advanced to the individual after written request by the board of directors upon receiving an undertaking from the individual to repay any amount advanced unless it is ultimately determined that he or she is entitled to be indemnified by the corporation as authorized by the statute and after a determination that the facts then known to those making the determination would not preclude indemnification.

Indemnification is required for persons made a part to a proceeding by reason of their official capacity so long as they acted in good faith, received no improper personal benefit and have not been indemnified by another organization. In the case of a criminal proceeding, they must also have had no reasonable cause to believe the conduct was unlawful. In respect to other acts arising out of official capacity: (1) where the person is acting directly for the corporation there must be a reasonable belief by the person that his or her conduct was in the best interests of the corporation or, (2) where the person is serving another organization or plan at the request of the corporation, the person must have reasonably believed that his or her conduct was not opposed to the best interests of the corporation. In the case of persons not directors, officers or policy-making employees, determination of eligibility for indemnification may be made by a board-appointed committee of which a director is a member. For other employees, directors and officers, the determination of eligibility is made by the Board or a committee of the Board, special legal counsel, the shareholder of the corporation or pursuant to a judicial proceeding.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Minnesota Life Insurance Company and Variable Annuity Account pursuant to the foregoing provisions, or otherwise, Minnesota Life Insurance Company and Variable Annuity Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Minnesota Life Insurance Company and Variable Annuity Account of expenses incurred or paid by a director, officer or controlling person of Minnesota Life Insurance Company and Variable Annuity Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer of controlling person in connection with the securities being registered, Minnesota Life Insurance Company and Variable Annuity Account will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS


          (a) Securian Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

               Variable Fund D
               Variable Annuity Account
               Minnesota Life Variable Life Account
               Minnesota Life Variable Universal Life Account
               Northstar Life Variable Universal Life Account

     (b)  Directors and Officers of Securian Financial Services, Inc.:



                                                   Positions and
Name and Principal                                 Offices
Business Address                                   with Underwriter
----------------                                   ----------------
George I. Connolly                                 President, Chief
Securian Financial Services, Inc.                  Executive Officer and
400 Robert Street North                            Director
St. Paul, Minnesota 55101

Lynda S. Czarnetzki                                Treasurer
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Robert E. Hunstad                                  Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Dennis E. Prohofsky                                Director
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Peter D. Seltz                                     Vice President,
Securian Financial Services, Inc.                  Sales and Marketing
400 Robert Street North
St. Paul, Minnesota 55101

Loyall E. Wilson                                   Vice President, Chief
Securian Financial Services, Inc.                  Compliance Officer and
400 Robert Street North                            Secretary
St. Paul, Minnesota 55101

Michael J. Jorgenson                               Vice President and
Securian Financial Services, Inc.                  Chief Operating Officer
400 Robert Street North
St. Paul, Minnesota 55101

Kimberly K. Carpenter                              Assistant Secretary
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101

Allen L. Peterson                                  Assistant Secretary
Securian Financial Services, Inc.
400 Robert Street North
St. Paul, Minnesota 55101


     (c) All commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

  Name of           Net Underwriting   Compensation on
 Principal           Discounts and      Redemption or     Brokerage       Other
Underwriter           Commissions       Annuitization    Commissions   Compensation
-----------         ----------------   ---------------   -----------   ------------

Securian Financial,
 Services Inc.         $13,415,829           ---              ---           ---


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the Rules promulgated thereunder are in the physical possession of Minnesota Life Insurance Company, St. Paul, Minnesota 55101-2098.

ITEM 31.  MANAGEMENT SERVICES

None.

ITEM 32.  UNDERTAKINGS

     (a) Minnesota Life Insurance Company hereby represents that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Minnesota Life Insurance Company hereby represents that it will include as part of the prospectus, a toll-free number and a written communication included within the prospectus, that allows an applicant to call or write to request a Statement of Additional Information.

     (c) Minnesota Life Insurance Company hereby represents that it will deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

     (d) Minnesota Life Insurance Company hereby represents that, as to the variable annuity contract which is the subject of this Registration Statement, File No. 333-91784, the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Minnesota Life Insurance Company.

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of St. Paul and the State of Minnesota on the 22nd day of December, 2004.


                                       VARIABLE ANNUITY ACCOUNT
                                       (Registrant)

                                   By: MINNESOTA LIFE INSURANCE COMPANY
                                       (Depositor)


                                   By             /s/ Robert L. Senkler
                                       -----------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, the Depositor, Minnesota Life Insurance Company, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the Undersigned, thereunto duly authorized, in the City of Saint Paul, and State of Minnesota, on the 22nd day of December, 2004.


                                       MINNESOTA LIFE INSURANCE COMPANY


                                    By            /s/ Robert L. Senkler
                                       -----------------------------------------
                                                      Robert L. Senkler
                                             Chairman of the Board, President
                                               and Chief Executive Officer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in their capacities with the Depositor and on the date indicated.


              Signature                        Title                                    Date
              ---------                        -----                                    ----
/s/ Robert L. Senkler                          Chairman, President and                  December 22, 2004
---------------------------------------        Chief Executive Officer
Robert L. Senkler

*                                              Director
---------------------------------------
Mary K. Brainerd

*                                              Director
---------------------------------------
John W. Castro

*                                              Director
---------------------------------------
John E. Gherty

*                                              Director
---------------------------------------
John F. Grundhofer


*                                              Director
---------------------------------------
John H. Hooley


*                                              Director
---------------------------------------
Robert E. Hunstad

*                                              Director
---------------------------------------
Reatha C. King Ph.D.

*                                              Director
---------------------------------------
Dennis E. Prohofsky

*                                              Director
---------------------------------------
Randy F. Wallake

/s/ Gregory S. Strong                          Senior Vice President                    December 22, 2004
---------------------------------------        (chief financial officer)
Gregory S. Strong

/s/ Gregory S. Strong                          Senior Vice President                    December 22, 2004
---------------------------------------        (chief accounting officer)
Gregory S. Strong

/s/ Dianne M. Orbison                          Senior Vice President and                December 22, 2004
---------------------------------------        Treasurer (treasurer)
Dianne M. Orbison

/s/ Dennis E. Prohofsky                        Director and Attorney-in-Fact            December 22, 2004
---------------------------------------
Dennis E. Prohofsky


* Pursuant to power of attorney dated April 12, 2004, a copy of which is filed herewith.

                                  EXHIBIT INDEX


Exhibit Number  Description of Exhibit
--------------  ----------------------
      4.(o)     The Guaranteed Minimum Withdrawal Benefit Rider, form
                number 04-70131.

      9.        Opinion and consent of Donald F. Gruber, Esq.

     10.        Consent of KPMG LLP

     15.        Minnesota Life Insurance Company Power of Attorney to sign
                Registration Statements.